UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2025

This report on Form N-CSR relates solely to the Registrant’s Fidelity Conservative Income Bond Fund, Fidelity SAI Investment Grade Securitized Fund, Fidelity SAI Sustainable Low Duration Bond Fund, Fidelity Series Corporate Bond Fund, Fidelity Series Sustainable Investment Grade Bond Fund, Fidelity Short-Term Bond Index Fund,

Fidelity Sustainability Bond Index Fund, Fidelity Sustainable Core Plus Bond Fund, and

Fidelity Sustainable Low Duration Bond Fund (the “Funds”).

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Sustainable Low Duration Bond Fund Fidelity® Sustainable Low Duration Bond Fund : FAPGX

This annual shareholder report contains information about Fidelity® Sustainable Low Duration Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Low Duration Bond Fund	$ 26	0.25%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's strategy of holding short-term debt in high-quality corporations contributed to performance versus the all-U.S.-Treasury benchmark for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, primarily car loan debt, also meaningfully contributed.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•A small allocation to cash was a modest drag as well.
•At period end, corporates made up about 48% of fund assets, down from roughly 60% a year ago. Exposure to U.S. Treasurys rose from about 26% to roughly 30% of assets during the fiscal year, while exposure to ABS was up from about 11% to 19% of assets as of August 31.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 13, 2022 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Sustainable Low Duration Bond Fund	4.81%	4.31%
Bloomberg US Treasury Bill: 6-9 Months Index	4.29%	3.73%
Bloomberg U.S. Aggregate Bond Index	3.14%	1.74%
A   From April 13, 2022

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$47,087,123
Number of Holdings	322
Total Advisory Fee	$74,586
Portfolio Turnover	58%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 29.5
AAA - 17.8
AA - 3.8
A - 24.9
BBB - 19.2
BB - 0.1
Not Rated - 1.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 47.5
U.S. Treasury Obligations - 29.5
Asset-Backed Securities - 19.0
CMOs and Other Mortgage Related Securities - 0.6
Other Investments - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 2.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 85.8
Canada - 4.2
United Kingdom - 3.7
Ireland - 1.6
Netherlands - 1.5
Japan - 0.8
Sweden - 0.4
Italy - 0.4
Norway - 0.4
Others - 1.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	21.6
US Treasury Notes	7.9
JPMorgan Chase & Co	2.0
Bank of America Corp	1.7
Morgan Stanley	1.6
Goldman Sachs Group Inc/The	1.3
Wells Fargo & Co	1.2
GMF Floorplan Owner Revolving Trust	1.1
Citibank NA	1.0
Athene Global Funding	1.0
40.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913685.101    6526-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Sustainable Low Duration Bond Fund Fidelity Advisor® Sustainable Low Duration Bond Fund Class Z : FAPEX

This annual shareholder report contains information about Fidelity® Sustainable Low Duration Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 21	0.20%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's strategy of holding short-term debt in high-quality corporations contributed to performance versus the all-U.S.-Treasury benchmark for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, primarily car loan debt, also meaningfully contributed.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•A small allocation to cash was a modest drag as well.
•At period end, corporates made up about 48% of fund assets, down from roughly 60% a year ago. Exposure to U.S. Treasurys rose from about 26% to roughly 30% of assets during the fiscal year, while exposure to ABS was up from about 11% to 19% of assets as of August 31.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 13, 2022 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class Z	4.86%	4.36%
Bloomberg US Treasury Bill: 6-9 Months Index	4.29%	3.73%
Bloomberg U.S. Aggregate Bond Index	3.14%	1.74%
A   From April 13, 2022

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$47,087,123
Number of Holdings	322
Total Advisory Fee	$74,586
Portfolio Turnover	58%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 29.5
AAA - 17.8
AA - 3.8
A - 24.9
BBB - 19.2
BB - 0.1
Not Rated - 1.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 47.5
U.S. Treasury Obligations - 29.5
Asset-Backed Securities - 19.0
CMOs and Other Mortgage Related Securities - 0.6
Other Investments - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 2.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 85.8
Canada - 4.2
United Kingdom - 3.7
Ireland - 1.6
Netherlands - 1.5
Japan - 0.8
Sweden - 0.4
Italy - 0.4
Norway - 0.4
Others - 1.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	21.6
US Treasury Notes	7.9
JPMorgan Chase & Co	2.0
Bank of America Corp	1.7
Morgan Stanley	1.6
Goldman Sachs Group Inc/The	1.3
Wells Fargo & Co	1.2
GMF Floorplan Owner Revolving Trust	1.1
Citibank NA	1.0
Athene Global Funding	1.0
40.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913690.101    6531-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Sustainable Low Duration Bond Fund Fidelity Advisor® Sustainable Low Duration Bond Fund Class M : FAPBX

This annual shareholder report contains information about Fidelity® Sustainable Low Duration Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 43	0.42%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's strategy of holding short-term debt in high-quality corporations contributed to performance versus the all-U.S.-Treasury benchmark for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, primarily car loan debt, also meaningfully contributed.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•A small allocation to cash was a modest drag as well.
•At period end, corporates made up about 48% of fund assets, down from roughly 60% a year ago. Exposure to U.S. Treasurys rose from about 26% to roughly 30% of assets during the fiscal year, while exposure to ABS was up from about 11% to 19% of assets as of August 31.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 13, 2022 through August 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class M (incl. 1.50% sales charge)	3.06%	3.66%
Class M (without 1.50% sales charge)	4.63%	4.13%
Bloomberg US Treasury Bill: 6-9 Months Index	4.29%	3.73%
Bloomberg U.S. Aggregate Bond Index	3.14%	1.74%
A   From April 13, 2022

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$47,087,123
Number of Holdings	322
Total Advisory Fee	$74,586
Portfolio Turnover	58%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 29.5
AAA - 17.8
AA - 3.8
A - 24.9
BBB - 19.2
BB - 0.1
Not Rated - 1.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 47.5
U.S. Treasury Obligations - 29.5
Asset-Backed Securities - 19.0
CMOs and Other Mortgage Related Securities - 0.6
Other Investments - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 2.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 85.8
Canada - 4.2
United Kingdom - 3.7
Ireland - 1.6
Netherlands - 1.5
Japan - 0.8
Sweden - 0.4
Italy - 0.4
Norway - 0.4
Others - 1.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	21.6
US Treasury Notes	7.9
JPMorgan Chase & Co	2.0
Bank of America Corp	1.7
Morgan Stanley	1.6
Goldman Sachs Group Inc/The	1.3
Wells Fargo & Co	1.2
GMF Floorplan Owner Revolving Trust	1.1
Citibank NA	1.0
Athene Global Funding	1.0
40.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913688.101    6529-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Sustainable Low Duration Bond Fund Fidelity Advisor® Sustainable Low Duration Bond Fund Class I : FAPDX

This annual shareholder report contains information about Fidelity® Sustainable Low Duration Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 26	0.25%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's strategy of holding short-term debt in high-quality corporations contributed to performance versus the all-U.S.-Treasury benchmark for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, primarily car loan debt, also meaningfully contributed.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•A small allocation to cash was a modest drag as well.
•At period end, corporates made up about 48% of fund assets, down from roughly 60% a year ago. Exposure to U.S. Treasurys rose from about 26% to roughly 30% of assets during the fiscal year, while exposure to ABS was up from about 11% to 19% of assets as of August 31.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 13, 2022 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class I	4.81%	4.31%
Bloomberg US Treasury Bill: 6-9 Months Index	4.29%	3.73%
Bloomberg U.S. Aggregate Bond Index	3.14%	1.74%
A   From April 13, 2022

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$47,087,123
Number of Holdings	322
Total Advisory Fee	$74,586
Portfolio Turnover	58%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 29.5
AAA - 17.8
AA - 3.8
A - 24.9
BBB - 19.2
BB - 0.1
Not Rated - 1.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 47.5
U.S. Treasury Obligations - 29.5
Asset-Backed Securities - 19.0
CMOs and Other Mortgage Related Securities - 0.6
Other Investments - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 2.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 85.8
Canada - 4.2
United Kingdom - 3.7
Ireland - 1.6
Netherlands - 1.5
Japan - 0.8
Sweden - 0.4
Italy - 0.4
Norway - 0.4
Others - 1.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	21.6
US Treasury Notes	7.9
JPMorgan Chase & Co	2.0
Bank of America Corp	1.7
Morgan Stanley	1.6
Goldman Sachs Group Inc/The	1.3
Wells Fargo & Co	1.2
GMF Floorplan Owner Revolving Trust	1.1
Citibank NA	1.0
Athene Global Funding	1.0
40.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913689.101    6530-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Sustainable Low Duration Bond Fund Fidelity Advisor® Sustainable Low Duration Bond Fund Class C : FANDX

This annual shareholder report contains information about Fidelity® Sustainable Low Duration Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 130	1.28%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's strategy of holding short-term debt in high-quality corporations contributed to performance versus the all-U.S.-Treasury benchmark for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, primarily car loan debt, also meaningfully contributed.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•A small allocation to cash was a modest drag as well.
•At period end, corporates made up about 48% of fund assets, down from roughly 60% a year ago. Exposure to U.S. Treasurys rose from about 26% to roughly 30% of assets during the fiscal year, while exposure to ABS was up from about 11% to 19% of assets as of August 31.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 13, 2022 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	2.74%	3.23%
Class C	3.74%	3.23%
Bloomberg US Treasury Bill: 6-9 Months Index	4.29%	3.73%
Bloomberg U.S. Aggregate Bond Index	3.14%	1.74%
A   From April 13, 2022

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$47,087,123
Number of Holdings	322
Total Advisory Fee	$74,586
Portfolio Turnover	58%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 29.5
AAA - 17.8
AA - 3.8
A - 24.9
BBB - 19.2
BB - 0.1
Not Rated - 1.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 47.5
U.S. Treasury Obligations - 29.5
Asset-Backed Securities - 19.0
CMOs and Other Mortgage Related Securities - 0.6
Other Investments - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 2.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 85.8
Canada - 4.2
United Kingdom - 3.7
Ireland - 1.6
Netherlands - 1.5
Japan - 0.8
Sweden - 0.4
Italy - 0.4
Norway - 0.4
Others - 1.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	21.6
US Treasury Notes	7.9
JPMorgan Chase & Co	2.0
Bank of America Corp	1.7
Morgan Stanley	1.6
Goldman Sachs Group Inc/The	1.3
Wells Fargo & Co	1.2
GMF Floorplan Owner Revolving Trust	1.1
Citibank NA	1.0
Athene Global Funding	1.0
40.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913687.101    6528-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Sustainable Low Duration Bond Fund Fidelity Advisor® Sustainable Low Duration Bond Fund Class A : FAMZX

This annual shareholder report contains information about Fidelity® Sustainable Low Duration Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 46	0.45%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's strategy of holding short-term debt in high-quality corporations contributed to performance versus the all-U.S.-Treasury benchmark for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, primarily car loan debt, also meaningfully contributed.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•A small allocation to cash was a modest drag as well.
•At period end, corporates made up about 48% of fund assets, down from roughly 60% a year ago. Exposure to U.S. Treasurys rose from about 26% to roughly 30% of assets during the fiscal year, while exposure to ABS was up from about 11% to 19% of assets as of August 31.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 13, 2022 through August 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class A (incl. 1.50% sales charge)	3.03%	3.64%
Class A (without 1.50% sales charge)	4.60%	4.11%
Bloomberg US Treasury Bill: 6-9 Months Index	4.29%	3.73%
Bloomberg U.S. Aggregate Bond Index	3.14%	1.74%
A   From April 13, 2022

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$47,087,123
Number of Holdings	322
Total Advisory Fee	$74,586
Portfolio Turnover	58%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 29.5
AAA - 17.8
AA - 3.8
A - 24.9
BBB - 19.2
BB - 0.1
Not Rated - 1.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 47.5
U.S. Treasury Obligations - 29.5
Asset-Backed Securities - 19.0
CMOs and Other Mortgage Related Securities - 0.6
Other Investments - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 2.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 85.8
Canada - 4.2
United Kingdom - 3.7
Ireland - 1.6
Netherlands - 1.5
Japan - 0.8
Sweden - 0.4
Italy - 0.4
Norway - 0.4
Others - 1.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	21.6
US Treasury Notes	7.9
JPMorgan Chase & Co	2.0
Bank of America Corp	1.7
Morgan Stanley	1.6
Goldman Sachs Group Inc/The	1.3
Wells Fargo & Co	1.2
GMF Floorplan Owner Revolving Trust	1.1
Citibank NA	1.0
Athene Global Funding	1.0
40.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913686.101    6527-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Sustainable Core Plus Bond Fund Fidelity® Sustainable Core Plus Bond Fund : FIAEX

This annual shareholder report contains information about Fidelity® Sustainable Core Plus Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Core Plus Bond Fund	$ 46	0.45%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, an allocation to high-yield bonds contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Security selection also added value. Specifically, fund holdings in the corporate segment made a notable contribution to relative performance, led by picks among financials, particularly REITs and banks.
•An overweight and picks among collateralized loan obligations also helped.
•The fund's underweights in mortgage-backed securities and U.S. Treasurys buoyed relative performance as well.
•The portfolio's yield-curve positioning also provided a boost to performance versus the benchmark.
•In contrast, the fund's underweight in the bonds of industrial firms within the corporate sector detracted versus the benchmark.
•The fund's modestly longer duration relative to the benchmark also hurt.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by reducing exposure to investment-grade corporate bonds and increasing the allocation to U.S. Treasurys.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 13, 2022 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Sustainable Core Plus Bond Fund	3.60%	1.86%
Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index	3.17%	1.77%
Bloomberg U.S. Aggregate Bond Index	3.14%	1.74%
A   From April 13, 2022

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$47,786,486
Number of Holdings	699
Total Advisory Fee	$145,078
Portfolio Turnover	201%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 55.1
AAA - 5.8
AA - 0.9
A - 10.6
BBB - 14.8
BB - 4.2
B - 2.5
CCC,CC,C - 1.7
D - 0.0
Not Rated - 1.4
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 38.9
Corporate Bonds - 33.0
U.S. Government Agency - Mortgage Securities - 16.2
Asset-Backed Securities - 6.0
CMOs and Other Mortgage Related Securities - 0.9
Bank Loan Obligations - 0.8
Foreign Government and Government Agency Obligations - 0.8
Preferred Securities - 0.4
Preferred Stocks - 0.0
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 83.6
Grand Cayman (UK Overseas Ter) - 3.9
United Kingdom - 2.5
Bailiwick Of Jersey - 1.6
Italy - 1.4
France - 0.8
Netherlands - 0.7
Canada - 0.7
Germany - 0.6
Others - 4.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	27.4
US Treasury Bonds	11.5
Fannie Mae Mortgage pass-thru certificates	5.0
Ginnie Mae II Pool	4.1
Uniform Mortgage Backed Securities	3.0
Freddie Mac Gold Pool	2.8
Bank of America Corp	1.1
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC	1.0
AES Corp/The	0.7
Enel Finance International NV	0.7
57.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913692.101    6541-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Sustainable Core Plus Bond Fund Fidelity Advisor® Sustainable Core Plus Bond Fund Class Z : FIAMX

This annual shareholder report contains information about Fidelity® Sustainable Core Plus Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 37	0.36%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, an allocation to high-yield bonds contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Security selection also added value. Specifically, fund holdings in the corporate segment made a notable contribution to relative performance, led by picks among financials, particularly REITs and banks.
•An overweight and picks among collateralized loan obligations also helped.
•The fund's underweights in mortgage-backed securities and U.S. Treasurys buoyed relative performance as well.
•The portfolio's yield-curve positioning also provided a boost to performance versus the benchmark.
•In contrast, the fund's underweight in the bonds of industrial firms within the corporate sector detracted versus the benchmark.
•The fund's modestly longer duration relative to the benchmark also hurt.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by reducing exposure to investment-grade corporate bonds and increasing the allocation to U.S. Treasurys.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 13, 2022 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class Z	3.58%	1.95%
Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index	3.17%	1.77%
Bloomberg U.S. Aggregate Bond Index	3.14%	1.74%
A   From April 13, 2022

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$47,786,486
Number of Holdings	699
Total Advisory Fee	$145,078
Portfolio Turnover	201%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 55.1
AAA - 5.8
AA - 0.9
A - 10.6
BBB - 14.8
BB - 4.2
B - 2.5
CCC,CC,C - 1.7
D - 0.0
Not Rated - 1.4
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 38.9
Corporate Bonds - 33.0
U.S. Government Agency - Mortgage Securities - 16.2
Asset-Backed Securities - 6.0
CMOs and Other Mortgage Related Securities - 0.9
Bank Loan Obligations - 0.8
Foreign Government and Government Agency Obligations - 0.8
Preferred Securities - 0.4
Preferred Stocks - 0.0
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 83.6
Grand Cayman (UK Overseas Ter) - 3.9
United Kingdom - 2.5
Bailiwick Of Jersey - 1.6
Italy - 1.4
France - 0.8
Netherlands - 0.7
Canada - 0.7
Germany - 0.6
Others - 4.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	27.4
US Treasury Bonds	11.5
Fannie Mae Mortgage pass-thru certificates	5.0
Ginnie Mae II Pool	4.1
Uniform Mortgage Backed Securities	3.0
Freddie Mac Gold Pool	2.8
Bank of America Corp	1.1
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC	1.0
AES Corp/The	0.7
Enel Finance International NV	0.7
57.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913697.101    6546-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Core Plus Bond Fund Fidelity Advisor® Sustainable Core Plus Bond Fund Class M : FIAKX

This annual shareholder report contains information about Fidelity® Sustainable Core Plus Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 75	0.74%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, an allocation to high-yield bonds contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Security selection also added value. Specifically, fund holdings in the corporate segment made a notable contribution to relative performance, led by picks among financials, particularly REITs and banks.
•An overweight and picks among collateralized loan obligations also helped.
•The fund's underweights in mortgage-backed securities and U.S. Treasurys buoyed relative performance as well.
•The portfolio's yield-curve positioning also provided a boost to performance versus the benchmark.
•In contrast, the fund's underweight in the bonds of industrial firms within the corporate sector detracted versus the benchmark.
•The fund's modestly longer duration relative to the benchmark also hurt.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by reducing exposure to investment-grade corporate bonds and increasing the allocation to U.S. Treasurys.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 13, 2022 through August 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class M (incl. 4.00% sales charge)	-0.83%	0.41%
Class M (without 4.00% sales charge)	3.30%	1.62%
Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index	3.17%	1.77%
Bloomberg U.S. Aggregate Bond Index	3.14%	1.74%
A   From April 13, 2022

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$47,786,486
Number of Holdings	699
Total Advisory Fee	$145,078
Portfolio Turnover	201%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 55.1
AAA - 5.8
AA - 0.9
A - 10.6
BBB - 14.8
BB - 4.2
B - 2.5
CCC,CC,C - 1.7
D - 0.0
Not Rated - 1.4
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 38.9
Corporate Bonds - 33.0
U.S. Government Agency - Mortgage Securities - 16.2
Asset-Backed Securities - 6.0
CMOs and Other Mortgage Related Securities - 0.9
Bank Loan Obligations - 0.8
Foreign Government and Government Agency Obligations - 0.8
Preferred Securities - 0.4
Preferred Stocks - 0.0
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 83.6
Grand Cayman (UK Overseas Ter) - 3.9
United Kingdom - 2.5
Bailiwick Of Jersey - 1.6
Italy - 1.4
France - 0.8
Netherlands - 0.7
Canada - 0.7
Germany - 0.6
Others - 4.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	27.4
US Treasury Bonds	11.5
Fannie Mae Mortgage pass-thru certificates	5.0
Ginnie Mae II Pool	4.1
Uniform Mortgage Backed Securities	3.0
Freddie Mac Gold Pool	2.8
Bank of America Corp	1.1
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC	1.0
AES Corp/The	0.7
Enel Finance International NV	0.7
57.3
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913695.101    6544-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Core Plus Bond Fund Fidelity Advisor® Sustainable Core Plus Bond Fund Class I : FIALX

This annual shareholder report contains information about Fidelity® Sustainable Core Plus Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 46	0.45%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, an allocation to high-yield bonds contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Security selection also added value. Specifically, fund holdings in the corporate segment made a notable contribution to relative performance, led by picks among financials, particularly REITs and banks.
•An overweight and picks among collateralized loan obligations also helped.
•The fund's underweights in mortgage-backed securities and U.S. Treasurys buoyed relative performance as well.
•The portfolio's yield-curve positioning also provided a boost to performance versus the benchmark.
•In contrast, the fund's underweight in the bonds of industrial firms within the corporate sector detracted versus the benchmark.
•The fund's modestly longer duration relative to the benchmark also hurt.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by reducing exposure to investment-grade corporate bonds and increasing the allocation to U.S. Treasurys.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 13, 2022 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class I	3.60%	1.89%
Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index	3.17%	1.77%
Bloomberg U.S. Aggregate Bond Index	3.14%	1.74%
A   From April 13, 2022

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$47,786,486
Number of Holdings	699
Total Advisory Fee	$145,078
Portfolio Turnover	201%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 55.1
AAA - 5.8
AA - 0.9
A - 10.6
BBB - 14.8
BB - 4.2
B - 2.5
CCC,CC,C - 1.7
D - 0.0
Not Rated - 1.4
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 38.9
Corporate Bonds - 33.0
U.S. Government Agency - Mortgage Securities - 16.2
Asset-Backed Securities - 6.0
CMOs and Other Mortgage Related Securities - 0.9
Bank Loan Obligations - 0.8
Foreign Government and Government Agency Obligations - 0.8
Preferred Securities - 0.4
Preferred Stocks - 0.0
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 83.6
Grand Cayman (UK Overseas Ter) - 3.9
United Kingdom - 2.5
Bailiwick Of Jersey - 1.6
Italy - 1.4
France - 0.8
Netherlands - 0.7
Canada - 0.7
Germany - 0.6
Others - 4.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	27.4
US Treasury Bonds	11.5
Fannie Mae Mortgage pass-thru certificates	5.0
Ginnie Mae II Pool	4.1
Uniform Mortgage Backed Securities	3.0
Freddie Mac Gold Pool	2.8
Bank of America Corp	1.1
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC	1.0
AES Corp/The	0.7
Enel Finance International NV	0.7
57.3
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses Expense reductions

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913696.101    6545-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Core Plus Bond Fund Fidelity Advisor® Sustainable Core Plus Bond Fund Class C : FIAJX

This annual shareholder report contains information about Fidelity® Sustainable Core Plus Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 151	1.49%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, an allocation to high-yield bonds contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Security selection also added value. Specifically, fund holdings in the corporate segment made a notable contribution to relative performance, led by picks among financials, particularly REITs and banks.
•An overweight and picks among collateralized loan obligations also helped.
•The fund's underweights in mortgage-backed securities and U.S. Treasurys buoyed relative performance as well.
•The portfolio's yield-curve positioning also provided a boost to performance versus the benchmark.
•In contrast, the fund's underweight in the bonds of industrial firms within the corporate sector detracted versus the benchmark.
•The fund's modestly longer duration relative to the benchmark also hurt.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by reducing exposure to investment-grade corporate bonds and increasing the allocation to U.S. Treasurys.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 13, 2022 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	1.43%	0.85%
Class C	2.43%	0.85%
Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index	3.17%	1.77%
Bloomberg U.S. Aggregate Bond Index	3.14%	1.74%
A   From April 13, 2022

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$47,786,486
Number of Holdings	699
Total Advisory Fee	$145,078
Portfolio Turnover	201%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 55.1
AAA - 5.8
AA - 0.9
A - 10.6
BBB - 14.8
BB - 4.2
B - 2.5
CCC,CC,C - 1.7
D - 0.0
Not Rated - 1.4
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 38.9
Corporate Bonds - 33.0
U.S. Government Agency - Mortgage Securities - 16.2
Asset-Backed Securities - 6.0
CMOs and Other Mortgage Related Securities - 0.9
Bank Loan Obligations - 0.8
Foreign Government and Government Agency Obligations - 0.8
Preferred Securities - 0.4
Preferred Stocks - 0.0
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 83.6
Grand Cayman (UK Overseas Ter) - 3.9
United Kingdom - 2.5
Bailiwick Of Jersey - 1.6
Italy - 1.4
France - 0.8
Netherlands - 0.7
Canada - 0.7
Germany - 0.6
Others - 4.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	27.4
US Treasury Bonds	11.5
Fannie Mae Mortgage pass-thru certificates	5.0
Ginnie Mae II Pool	4.1
Uniform Mortgage Backed Securities	3.0
Freddie Mac Gold Pool	2.8
Bank of America Corp	1.1
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC	1.0
AES Corp/The	0.7
Enel Finance International NV	0.7
57.3
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913694.101    6543-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Sustainable Core Plus Bond Fund Fidelity Advisor® Sustainable Core Plus Bond Fund Class A : FIAIX

This annual shareholder report contains information about Fidelity® Sustainable Core Plus Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 69	0.67%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, an allocation to high-yield bonds contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Security selection also added value. Specifically, fund holdings in the corporate segment made a notable contribution to relative performance, led by picks among financials, particularly REITs and banks.
•An overweight and picks among collateralized loan obligations also helped.
•The fund's underweights in mortgage-backed securities and U.S. Treasurys buoyed relative performance as well.
•The portfolio's yield-curve positioning also provided a boost to performance versus the benchmark.
•In contrast, the fund's underweight in the bonds of industrial firms within the corporate sector detracted versus the benchmark.
•The fund's modestly longer duration relative to the benchmark also hurt.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by reducing exposure to investment-grade corporate bonds and increasing the allocation to U.S. Treasurys.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 13, 2022 through August 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class A (incl. 4.00% sales charge)	-0.76%	0.42%
Class A (without 4.00% sales charge)	3.37%	1.64%
Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index	3.17%	1.77%
Bloomberg U.S. Aggregate Bond Index	3.14%	1.74%
A   From April 13, 2022

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$47,786,486
Number of Holdings	699
Total Advisory Fee	$145,078
Portfolio Turnover	201%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 55.1
AAA - 5.8
AA - 0.9
A - 10.6
BBB - 14.8
BB - 4.2
B - 2.5
CCC,CC,C - 1.7
D - 0.0
Not Rated - 1.4
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 38.9
Corporate Bonds - 33.0
U.S. Government Agency - Mortgage Securities - 16.2
Asset-Backed Securities - 6.0
CMOs and Other Mortgage Related Securities - 0.9
Bank Loan Obligations - 0.8
Foreign Government and Government Agency Obligations - 0.8
Preferred Securities - 0.4
Preferred Stocks - 0.0
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 83.6
Grand Cayman (UK Overseas Ter) - 3.9
United Kingdom - 2.5
Bailiwick Of Jersey - 1.6
Italy - 1.4
France - 0.8
Netherlands - 0.7
Canada - 0.7
Germany - 0.6
Others - 4.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	27.4
US Treasury Bonds	11.5
Fannie Mae Mortgage pass-thru certificates	5.0
Ginnie Mae II Pool	4.1
Uniform Mortgage Backed Securities	3.0
Freddie Mac Gold Pool	2.8
Bank of America Corp	1.1
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC	1.0
AES Corp/The	0.7
Enel Finance International NV	0.7
57.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913693.101    6542-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Sustainability Bond Index Fund Fidelity® Sustainability Bond Index Fund : FNDSX

This annual shareholder report contains information about Fidelity® Sustainability Bond Index Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainability Bond Index Fund	$ 10	0.10%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against that backdrop, we constructed the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key-rate durations and other factors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 19, 2018 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Sustainability Bond Index Fund	3.11%	-0.80%	1.77%
Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index	3.17%	-0.66%	1.89%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.89%
A   From June 19, 2018

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$588,693,470
Number of Holdings	3,087
Total Advisory Fee	$514,470
Portfolio Turnover	70%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 69.3
AAA - 3.0
AA - 2.3
A - 12.8
BBB - 11.3
BB - 0.4
Not Rated - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 45.1
Corporate Bonds - 26.8
U.S. Government Agency - Mortgage Securities - 24.1
Foreign Government and Government Agency Obligations - 1.9
CMOs and Other Mortgage Related Securities - 1.1
Asset-Backed Securities - 0.3
U.S. Government Agency Obligations - 0.1
Other Investments - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.4
United Kingdom - 1.5
Canada - 1.1
Multi-national - 1.0
Japan - 0.8
Mexico - 0.5
Germany - 0.4
Spain - 0.2
Australia - 0.2
Others - 1.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	35.8
US Treasury Bonds	9.3
Fannie Mae Mortgage pass-thru certificates	9.3
Freddie Mac Gold Pool	7.8
Ginnie Mae II Pool	4.6
Uniform Mortgage Backed Securities	1.1
Ginnie Mae I Pool	0.9
Bank of America Corp	0.8
JPMorgan Chase & Co	0.7
HSBC Holdings PLC	0.6
70.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913654.101    3086-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Short-Term Bond Index Fund Fidelity® Short-Term Bond Index Fund : FNSOX

This annual shareholder report contains information about Fidelity® Short-Term Bond Index Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Short-Term Bond Index Fund	$ 3	0.03%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, driven early on by the Federal Reserve's pivot to cutting interest rates from September through December 2024 and late in the period by expectations that the central bank would resume rate cuts in September 2025.
•Against that backdrop, we constructed the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key-rate durations and other factors,
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 18, 2017 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Short-Term Bond Index Fund	4.74%	1.30%	2.11%
Bloomberg U.S. 1-5 Year Government/Credit Bond Index	4.79%	1.33%	2.17%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.53%
A   From October 18, 2017

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$3,356,675,729
Number of Holdings	1,403
Total Advisory Fee	$941,088
Portfolio Turnover	55%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 69.8
AAA - 1.7
AA - 2.9
A - 13.1
BBB - 11.6
BB - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 69.5
Corporate Bonds - 28.3
Foreign Government and Government Agency Obligations - 0.9
Other Investments - 0.5
U.S. Government Agency Obligations - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.6
Canada - 1.6
United Kingdom - 1.4
Japan - 1.2
Multi-national - 0.8
Germany - 0.7
Spain - 0.3
Australia - 0.3
Korea (South) - 0.2
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	69.5
JPMorgan Chase & Co	0.9
Bank of America Corp	0.7
Morgan Stanley	0.7
Goldman Sachs Group Inc/The	0.7
Wells Fargo & Co	0.6
HSBC Holdings PLC	0.5
Citigroup Inc	0.4
KfW	0.4
Barclays PLC	0.4
74.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913653.101    3041-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Series Sustainable Investment Grade Bond Fund Fidelity® Series Sustainable Investment Grade Bond Fund : FIGDX

This annual shareholder report contains information about Fidelity® Series Sustainable Investment Grade Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Sustainable Investment Grade Bond Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, security selection contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Specifically, fund holdings in the corporate segment made a notable contribution to relative performance, led by picks among financials, particularly REITs and banks.
•An overweight and picks among collateralized loan obligations also helped.
•The fund's underweights in mortgage-backed securities and U.S. Treasurys buoyed relative performance as well.
•The portfolio's yield-curve positioning also provided a boost to performance versus the benchmark.
•In contrast, the fund's underweight in the bonds of industrial firms within the corporate sector detracted versus the benchmark.
•The fund's modestly longer duration relative to the benchmark also hurt.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by reducing exposure to investment-grade corporate bonds and increasing the allocation to U.S. Treasurys.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Series Sustainable Investment Grade Bond Fund	3.25%	3.57%
Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index	3.17%	3.45%
Bloomberg U.S. Aggregate Bond Index	3.14%	3.43%
A   From May 11, 2023

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$11,708,507
Number of Holdings	177
Total Advisory Fee	$0
Portfolio Turnover	235%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 69.3
AAA - 4.4
AA - 0.6
A - 9.1
BBB - 9.5
BB - 0.8
Not Rated - 2.2
Short-Term Investments and Net Other Assets (Liabilities) - 4.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 52.7
Corporate Bonds - 19.6
U.S. Government Agency - Mortgage Securities - 16.6
Asset-Backed Securities - 6.4
Foreign Government and Government Agency Obligations - 0.4
CMOs and Other Mortgage Related Securities - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 4.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.2
Grand Cayman (UK Overseas Ter) - 6.4
Canada - 0.5
Mexico - 0.4
Netherlands - 0.3
United Kingdom - 0.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	40.7
US Treasury Bonds	12.0
Uniform Mortgage Backed Securities	6.9
Ginnie Mae II Pool	4.0
Fannie Mae Mortgage pass-thru certificates	2.5
Allegro Clo Xii Ltd	2.2
RR 28 LTD / RR 28 LLC	2.1
Magnetite Xxvi Ltd / Magnetite Xxvi LLC	2.1
Freddie Mac Gold Pool	1.8
JPMorgan Chase & Co	1.2
75.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913700.101    7314-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Series Corporate Bond Fund Fidelity® Series Corporate Bond Fund : FHMFX

This annual shareholder report contains information about Fidelity® Series Corporate Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Corporate Bond Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, security selection contributed to the fund's performance versus the benchmark Bloomberg U.S. Credit Bond Index for the fiscal year, whereas sector positioning detracted.
•Bond picks among companies in the industrials sector helped most, led by issuers in the communications, consumer non-cyclicals and capital goods industries.
•Within communications, notable contributors included Warner Bros. Discovery and Charter Communications. In consumer non-cyclicals, pharmaceutical company Bayer was a standout, while Boeing drove the contribution in capital goods.
•Picks among financial issuers also notably aided relative performance. Here, bonds from banks, real estate investment trusts and insurance companies helped most.
•Outside of corporate credit, an allocation to U.S. Treasurys and cash - held for liquidity and risk-management purposes - meaningfully detracted from the fund's relative result. This negative was somewhat offset by steering clear of other government-related categories, as these bonds lagged credit in an improving market environment.
•The fund's yield curve strategy of concentrating the portfolio's holdings in the five- to seven-year portion of the curve slightly dampened relative performance.
•During the period, the fund's managers continued to emphasize issuers rated BBB, as they believe there is opportunity for alpha potential over time resulting from improving credit quality. They modestly added bonds rated A, in response to tight spreads and uncertainty.
•Noteworthy positioning changes included reducing exposure to non-bank financials (e.g., finance companies) and redeploying the capital into industrials and utilities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 17, 2018 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Series Corporate Bond Fund	4.35%	0.32%	3.13%
Bloomberg U.S. Credit Bond Index	3.92%	-0.01%	2.74%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.82%
A   From August 17, 2018

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$838,718,706
Number of Holdings	599
Total Advisory Fee	$0
Portfolio Turnover	39%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 10.1
AAA - 0.0
AA - 0.2
A - 25.2
BBB - 52.7
BB - 5.0
B - 0.9
Not Rated - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 5.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 83.2
U.S. Treasury Obligations - 10.1
Asset-Backed Securities - 0.5
Preferred Securities - 0.2
Foreign Government and Government Agency Obligations - 0.1
CMOs and Other Mortgage Related Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 5.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 82.8
United Kingdom - 3.7
Canada - 3.1
Ireland - 2.3
Germany - 1.5
Belgium - 1.1
Japan - 1.0
France - 0.9
Netherlands - 0.8
Others - 2.8

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	10.1
Bank of America Corp	2.4
Morgan Stanley	2.3
JPMorgan Chase & Co	2.3
Wells Fargo & Co	2.1
Boeing Co	1.6
Broadcom Inc	1.6
CVS Health Corp	1.2
Barclays PLC	1.2
Charter Communications Operating LLC / Charter Communications Operating Capital	1.2
26.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913658.101    3220-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® SAI Sustainable Low Duration Bond Fund Fidelity® SAI Sustainable Low Duration Bond Fund : FAPFX

This annual shareholder report contains information about Fidelity® SAI Sustainable Low Duration Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable Low Duration Bond Fund	$ 21	0.20%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's strategy of holding short-term debt in high-quality corporations contributed to performance versus the all-U.S.-Treasury benchmark for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical, consumer non-cyclical and communications segments, added notable value.
•Non-benchmark exposure to asset-backed securities, primarily car loan debt, also meaningfully contributed.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•A small allocation to interest-earning cash was a modest drag as well.
•At period end, corporates made up about 45% of fund assets, down from roughly 60% a year ago. Exposure to U.S. Treasurys increased slightly from 30% to roughly 31% of assets, while exposure to ABS rose from roughly 8% of assets to about 18% as of August 31.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 13, 2022 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® SAI Sustainable Low Duration Bond Fund	4.78%	4.41%
Bloomberg US Treasury Bill: 6-9 Months Index	4.29%	3.73%
Bloomberg U.S. Aggregate Bond Index	3.14%	1.74%
A   From April 13, 2022

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$51,874,092
Number of Holdings	320
Total Advisory Fee	$81,168
Portfolio Turnover	57%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 31.1
AAA - 17.2
AA - 3.1
A - 23.9
BBB - 17.8
BB - 0.2
Not Rated - 1.6
Short-Term Investments and Net Other Assets (Liabilities) - 5.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 44.9
U.S. Treasury Obligations - 31.1
Asset-Backed Securities - 18.3
CMOs and Other Mortgage Related Securities - 0.5
Other Investments - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 5.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.6
Canada - 3.6
United Kingdom - 2.7
Ireland - 1.5
Netherlands - 1.4
Japan - 0.8
Sweden - 0.4
Italy - 0.4
Norway - 0.4
Others - 1.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	22.5
US Treasury Notes	8.6
Bank of America Corp	1.6
JPMorgan Chase & Co	1.6
Goldman Sachs Group Inc/The	1.6
Morgan Stanley	1.5
Wells Fargo & Co	1.2
Citigroup Inc	1.1
GMF Floorplan Owner Revolving Trust	1.1
Athene Global Funding	0.9
41.7
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses Expense reductions	The fund's name changed from Fidelity® SAI Sustainable Low Duration Income Fund to Fidelity® SAI Sustainable Low Duration Bond Fund during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913684.101    6525-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® SAI Investment Grade Securitized Fund Fidelity® SAI Investment Grade Securitized Fund : FSMOX

This annual shareholder report contains information about Fidelity® SAI Investment Grade Securitized Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Investment Grade Securitized Fund	$ 31	0.31%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, an underweight to MBS made up of 15-year mortgages detracted from the fund's performance versus the benchmark Bloomberg U.S. Securitized Index for the fiscal year.
•An underweight in Ginnie Mae securities with a coupon of 3% to 4.5% also hurt.
•In contrast, an overweight in non-agency commercial mortgage-backed securities contributed to performance versus the benchmark.
•An overweight in agency collateralized mortgage obligation floaters also helped for the 12 months.
•Lastly, overweights in higher-coupon Fannie Mae and Freddie Mac MBS contributed to relative performance, as did an overweight in Ginnie Mae MBS with a coupon of 6%.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 17, 2023 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® SAI Investment Grade Securitized Fund	3.55%	4.28%
Bloomberg U.S. Securitized Index	3.52%	4.16%
Bloomberg U.S. Aggregate Bond Index	3.14%	3.96%
A   From May 17, 2023

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$1,291,988,839
Number of Holdings	1,606
Total Advisory Fee	$3,691,783
Portfolio Turnover	715%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 94.3
AAA - 9.3
AA - 0.8
A - 0.0
BBB - 0.0
Not Rated - 17.9
Short-Term Investments and Net Other Assets (Liabilities) - (22.3)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Government Agency - Mortgage Securities - 90.9
CMOs and Other Mortgage Related Securities - 24.8
U.S. Treasury Obligations - 3.4
Asset-Backed Securities - 2.9
Options - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - (22.3)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.9
Canada - 0.1

TOP HOLDINGS (% of Fund's net assets)
Fannie Mae Mortgage pass-thru certificates	33.9
Ginnie Mae II Pool	22.0
Freddie Mac Gold Pool	19.0
Uniform Mortgage Backed Securities	10.7
Freddie Mac Multifamily Structured pass-thru certificates	5.9
Fannie Mae Guaranteed REMIC	5.8
Ginnie Mae I Pool	4.3
US Treasury Notes	1.8
Freddie Mac Non Gold Pool	1.6
US Treasury Bonds	1.6
106.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913702.101    7329-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Conservative Income Bond Fund Fidelity® Conservative Income Bond Fund : FCNVX

This annual shareholder report contains information about Fidelity® Conservative Income Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Conservative Income Bond Fund	$ 26	0.25%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's strategy of holding short-term debt in high-quality corporations contributed to performance versus the all-U.S.-Treasury benchmark for the fiscal year. Within corporates, debt holdings among financial institutions - especially banks - and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, primarily car loan debt, also meaningfully contributed.
•In contrast, a roughly 13% average allocation to cash - which the fund maintained for liquidity and solid interest return - detracted from relative performance.
•At period end, corporates made up about 53% of fund assets, down from roughly 54% a year ago. At the same time, exposure to U.S. Treasurys slightly increased, from 17% to 18% of assets, and the portfolio's out-of-benchmark position in ABS rose from approximately 14% of assets to 16% as of August 31.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2015 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Conservative Income Bond Fund	4.82%	3.11%	2.41%
Bloomberg U.S. 3-6 Month Treasury Bill Index	4.60%	2.93%	2.12%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$7,680,799,262
Number of Holdings	345
Total Advisory Fee	$13,748,867
Portfolio Turnover	73%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 18.0
AAA - 15.6
AA - 4.4
A - 23.8
BBB - 9.7
Not Rated - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 27.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 38.2
U.S. Treasury Obligations - 18.0
Asset-Backed Securities - 16.1
Other Investments - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 27.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 85.1
Canada - 3.5
United Kingdom - 2.7
Germany - 2.4
Netherlands - 1.5
Japan - 0.7
Ireland - 0.7
France - 0.7
Australia - 0.6
Others - 2.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	14.2
US Treasury Notes	3.8
Mitsubishi UFJ Trust & Banking Corp/NY	1.6
Mizuho Bank Ltd/New York NY	1.4
Bank of Nova Scotia/Houston	1.4
National Bank of Canada	1.4
JPMorgan Chase & Co	1.4
Toronto Dominion Bank	1.4
Bank of Montreal	1.3
Goldman Sachs Group Inc/The	1.3
29.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913642.101    2268-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Conservative Income Bond Fund Fidelity Advisor® Conservative Income Bond Fund Class Z : FCNYX

This annual shareholder report contains information about Fidelity® Conservative Income Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 21	0.20%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's strategy of holding short-term debt in high-quality corporations contributed to performance versus the all-U.S.-Treasury benchmark for the fiscal year. Within corporates, debt holdings among financial institutions - especially banks - and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, primarily car loan debt, also meaningfully contributed.
•In contrast, a roughly 13% average allocation to cash - which the fund maintained for liquidity and solid interest return - detracted from relative performance.
•At period end, corporates made up about 53% of fund assets, down from roughly 54% a year ago. At the same time, exposure to U.S. Treasurys slightly increased, from 17% to 18% of assets, and the portfolio's out-of-benchmark position in ABS rose from approximately 14% of assets to 16% as of August 31.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 25, 2023 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class Z	4.77%	5.43%
Bloomberg U.S. 3-6 Month Treasury Bill Index	4.60%	5.11%
Bloomberg U.S. Aggregate Bond Index	3.14%	4.62%
A   From May 25, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$7,680,799,262
Number of Holdings	345
Total Advisory Fee	$13,748,867
Portfolio Turnover	73%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 18.0
AAA - 15.6
AA - 4.4
A - 23.8
BBB - 9.7
Not Rated - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 27.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 38.2
U.S. Treasury Obligations - 18.0
Asset-Backed Securities - 16.1
Other Investments - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 27.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 85.1
Canada - 3.5
United Kingdom - 2.7
Germany - 2.4
Netherlands - 1.5
Japan - 0.7
Ireland - 0.7
France - 0.7
Australia - 0.6
Others - 2.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	14.2
US Treasury Notes	3.8
Mitsubishi UFJ Trust & Banking Corp/NY	1.6
Mizuho Bank Ltd/New York NY	1.4
Bank of Nova Scotia/Houston	1.4
National Bank of Canada	1.4
JPMorgan Chase & Co	1.4
Toronto Dominion Bank	1.4
Bank of Montreal	1.3
Goldman Sachs Group Inc/The	1.3
29.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913645.101    7364-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Conservative Income Bond Fund Fidelity Advisor® Conservative Income Bond Fund Class I : FCNWX

This annual shareholder report contains information about Fidelity® Conservative Income Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 26	0.25%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's strategy of holding short-term debt in high-quality corporations contributed to performance versus the all-U.S.-Treasury benchmark for the fiscal year. Within corporates, debt holdings among financial institutions - especially banks - and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, primarily car loan debt, also meaningfully contributed.
•In contrast, a roughly 13% average allocation to cash - which the fund maintained for liquidity and solid interest return - detracted from relative performance.
•At period end, corporates made up about 53% of fund assets, down from roughly 54% a year ago. At the same time, exposure to U.S. Treasurys slightly increased, from 17% to 18% of assets, and the portfolio's out-of-benchmark position in ABS rose from approximately 14% of assets to 16% as of August 31.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 25, 2023 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class I	4.72%	5.38%
Bloomberg U.S. 3-6 Month Treasury Bill Index	4.60%	5.11%
Bloomberg U.S. Aggregate Bond Index	3.14%	4.62%
A   From May 25, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$7,680,799,262
Number of Holdings	345
Total Advisory Fee	$13,748,867
Portfolio Turnover	73%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 18.0
AAA - 15.6
AA - 4.4
A - 23.8
BBB - 9.7
Not Rated - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 27.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 38.2
U.S. Treasury Obligations - 18.0
Asset-Backed Securities - 16.1
Other Investments - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 27.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 85.1
Canada - 3.5
United Kingdom - 2.7
Germany - 2.4
Netherlands - 1.5
Japan - 0.7
Ireland - 0.7
France - 0.7
Australia - 0.6
Others - 2.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	14.2
US Treasury Notes	3.8
Mitsubishi UFJ Trust & Banking Corp/NY	1.6
Mizuho Bank Ltd/New York NY	1.4
Bank of Nova Scotia/Houston	1.4
National Bank of Canada	1.4
JPMorgan Chase & Co	1.4
Toronto Dominion Bank	1.4
Bank of Montreal	1.3
Goldman Sachs Group Inc/The	1.3
29.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913644.101    7363-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Conservative Income Bond Fund Fidelity Advisor® Conservative Income Bond Fund Class A : FCNQX

This annual shareholder report contains information about Fidelity® Conservative Income Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 46	0.45%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's strategy of holding short-term debt in high-quality corporations contributed to performance versus the all-U.S.-Treasury benchmark for the fiscal year. Within corporates, debt holdings among financial institutions - especially banks - and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, primarily car loan debt, also meaningfully contributed.
•In contrast, a roughly 13% average allocation to cash - which the fund maintained for liquidity and solid interest return - detracted from relative performance.
•At period end, corporates made up about 53% of fund assets, down from roughly 54% a year ago. At the same time, exposure to U.S. Treasurys slightly increased, from 17% to 18% of assets, and the portfolio's out-of-benchmark position in ABS rose from approximately 14% of assets to 16% as of August 31.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 25, 2023 through August 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class A (incl. 1.50% sales charge)	2.94%	4.47%
Class A (without 1.50% sales charge)	4.51%	5.17%
Bloomberg U.S. 3-6 Month Treasury Bill Index	4.60%	5.11%
Bloomberg U.S. Aggregate Bond Index	3.14%	4.62%
A   From May 25, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$7,680,799,262
Number of Holdings	345
Total Advisory Fee	$13,748,867
Portfolio Turnover	73%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 18.0
AAA - 15.6
AA - 4.4
A - 23.8
BBB - 9.7
Not Rated - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 27.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 38.2
U.S. Treasury Obligations - 18.0
Asset-Backed Securities - 16.1
Other Investments - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 27.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 85.1
Canada - 3.5
United Kingdom - 2.7
Germany - 2.4
Netherlands - 1.5
Japan - 0.7
Ireland - 0.7
France - 0.7
Australia - 0.6
Others - 2.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	14.2
US Treasury Notes	3.8
Mitsubishi UFJ Trust & Banking Corp/NY	1.6
Mizuho Bank Ltd/New York NY	1.4
Bank of Nova Scotia/Houston	1.4
National Bank of Canada	1.4
JPMorgan Chase & Co	1.4
Toronto Dominion Bank	1.4
Bank of Montreal	1.3
Goldman Sachs Group Inc/The	1.3
29.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913643.101    7362-TSRA-1025

Item 2.

Code of Ethics

As of the end of the period, August 31, 2025, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Conservative Income Bond Fund, Fidelity SAI Investment Grade Securitized Fund, Fidelity SAI Sustainable Low Duration Bond Fund, Fidelity Series Corporate Bond Fund, Fidelity Series Sustainable Investment Grade Bond Fund, Fidelity Short-Term Bond Index Fund, Fidelity Sustainability Bond Index Fund, Fidelity Sustainable Core Plus Bond Fund, and Fidelity Sustainable Low Duration Bond Fund (the “Funds”):

Services Billed by Deloitte Entities

August 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Conservative Income Bond Fund	$52,800	$-	$9,800	$900
Fidelity SAI Investment Grade Securitized Fund	$80,300	$-	$10,600	$1,200
Fidelity SAI Sustainable Low Duration Bond Fund	$43,700	$-	$7,900	$700
Fidelity Series Corporate Bond Fund	$58,100	$-	$9,800	$900
Fidelity Series Sustainable Investment Grade Bond Fund	$82,500	$-	$9,600	$1,300
Fidelity Short-Term Bond Index Fund	$72,400	$-	$10,600	$1,100
Fidelity Sustainability Bond Index Fund	$69,700	$-	$9,900	$1,100
Fidelity Sustainable Core Plus Bond Fund	$119,100	$-	$10,300	$1,800
Fidelity Sustainable Low Duration Bond Fund	$50,400	$-	$8,100	$800

August 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Conservative Income Bond Fund	$50,500	$-	$10,000	$1,200
Fidelity SAI Investment Grade Securitized Fund	$81,100	$-	$10,600	$1,700
Fidelity SAI Sustainable Low Duration Bond Fund	$41,900	$-	$8,400	$1,000
Fidelity Series Corporate Bond Fund	$55,900	$-	$10,000	$1,300
Fidelity Series Sustainable Investment Grade Bond Fund	$79,400	$-	$10,100	$1,700
Fidelity Short-Term Bond Index Fund	$69,800	$-	$10,800	$1,600
Fidelity Sustainability Bond Index Fund	$66,900	$-	$10,100	$1,600
Fidelity Sustainable Core Plus Bond Fund	$113,900	$-	$10,800	$2,600
Fidelity Sustainable Low Duration Bond Fund	$48,000	$-	$8,300	$1,100

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	August 31, 2025A	August 31, 2024A
Audit-Related Fees	$125,000	$200,000
Tax Fees	$-	$-
All Other Fees	$2,970,400	$1,929,500

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	August 31, 2025A	August 31, 2024A
Deloitte Entities	$3,528,600	$5,051,400

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Sustainability Bond Index Fund

Annual Report
August 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Sustainability Bond Index Fund
Schedule of Investments August 31, 2025
Showing Percentage of Net Assets
Asset-Backed Securities - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
American Express Credit Account Master Trust Series 2023-4 Class A, 5.15% 9/15/2030	100,000	103,695
BMW Vehicle Owner Trust Series 2025-A Class A3, 4.56% 9/25/2029	30,000	30,271
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/2028	32,000	31,404
Capital One Multi-Asset Execution Trust Series 2021-A2 Class A2, 1.39% 7/15/2030	60,000	55,958
Capital One Prime Auto Receivables Trust Series 2023-1 Class A3, 4.87% 2/15/2028	17,462	17,521
CarMax Auto Owner Trust Series 2022-3 Class A3, 3.97% 4/15/2027	31,576	31,543
CarMax Auto Owner Trust Series 2023-2 Class A3, 5.05% 1/18/2028	66,984	67,286
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	200,000	201,702
CarMax Auto Owner Trust Series 2025-1 Class A3, 4.84% 1/15/2030	40,000	40,597
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030	100,000	103,270
Citibank Credit Card Issuance Trust Series 2007-A3 Class A3, 6.15% 6/15/2039	100,000	110,349
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/2030	100,000	100,035
Ford Cr Floorplan Mast Own Tr Series 2018-4 Class A, 4.06% 11/15/2030	15,000	14,991
Ford Credit Auto Owner Trust Series 2023-A Class A3, 4.65% 2/15/2028	42,449	42,543
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	200,000	202,222
GM Financial Automobile Leasing Trust Series 2025-1 Class A3, 4.66% 2/21/2028	30,000	30,228
GM Financial Consumer Automobile Receivables Trust Series 2023-2 Class A3, 4.47% 2/16/2028	59,465	59,539
Honda Auto Receivables Owner Trust Series 2025-1 Class A3, 4.57% 9/21/2029	100,000	101,032
Hyundai Auto Receivables Trust Series 2022-B Class A3, 3.72% 11/16/2026	7,602	7,597
Hyundai Auto Receivables Trust Series 2022-C Class A3, 5.39% 6/15/2027	23,754	23,834
Hyundai Auto Receivables Trust Series 2023-A Class A3, 4.58% 4/15/2027	39,399	39,425
MBART Series 2025-1 Class A3, 4.78% 12/17/2029	30,000	30,453
Nissan Auto Lease Trust Series 2025-A Class A3, 4.75% 3/15/2028	25,000	25,295
Toyota Auto Receivables Owner Trust Series 2025-A Class A3, 4.64% 8/15/2029	90,000	91,052
World Omni Auto Receivables Trust Series 2025-A Class A3, 4.73% 3/15/2030	30,000	30,360
TOTAL UNITED STATES		1,592,202
TOTAL ASSET-BACKED SECURITIES (Cost $1,588,125)		1,592,202

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Banks - 0.0%
PNC Bank NA 3.25% 1/22/2028 (Cost $262,473)	270,000	265,772

Commercial Mortgage Securities - 1.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.1%
BANK Series 2017-BNK4 Class ASB, 3.419% 5/15/2050	25,806	25,648
BANK Series 2020-BN28 Class A4, 1.844% 3/15/2063	120,000	106,136
BANK Series 2022-BNK39 Class A4, 2.928% 2/15/2055	100,000	90,302
BANK Series 2022-BNK41 Class A4, 3.9158% 4/15/2065 (b)	270,000	256,560
BBCMS Mortgage Trust Series 2021-C11 Class A5, 2.322% 9/15/2054	100,000	88,267
BBCMS Mortgage Trust Series 2021-C12 Class A5, 2.689% 11/15/2054	100,000	89,068
BBCMS Mortgage Trust Series 2021-C9 Class A5, 2.299% 2/15/2054	200,000	178,473
BBCMS Mortgage Trust Series 2024-C26 Class A5, 5.829% 5/15/2057 (b)	303,000	324,222
Benchmark Mortgage Trust Series 2019-B12 Class A5, 3.1156% 8/15/2052	19,000	17,970
Benchmark Mortgage Trust Series 2019-B9 Class A5, 4.0156% 3/15/2052	60,000	58,835
Benchmark Mortgage Trust Series 2020-B19 Class A5, 1.85% 9/15/2053	140,000	122,369
Benchmark Mortgage Trust Series 2021-B24 Class A5, 2.5843% 3/15/2054	50,000	44,412
Benchmark Mortgage Trust Series 2025-B41 Class A5, 5.4072% 7/15/2068	100,000	103,000
BMO Mortgage Trust Series 2022-C1 Class A5, 3.374% 2/15/2055	100,000	92,526
BMO Mortgage Trust Series 2023-C6 Class A5, 5.9562% 9/15/2056	30,000	31,846
BMO Mortgage Trust Series 2024-C9 Class A5, 5.7592% 7/15/2057	450,000	477,217
Citigroup Commercial Mortgage Trust Series 2018-B2 Class A4, 4.009% 3/10/2051	250,000	247,304
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	65,000	65,015
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A4, 2.7628% 9/17/2052	75,000	70,429
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A5, 3.0161% 9/17/2052	75,000	70,398
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	73,653	72,645
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	70,000	69,065
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K080 Class A2, 3.926% 7/25/2028	60,000	59,969
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-1510 Class A2, 3.718% 1/25/2031	41,000	40,185
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K094 Class A2, 2.903% 6/25/2029	110,000	105,919
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K104 Class A2, 2.253% 1/25/2030	200,000	186,396
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K116 Class A2, 1.378% 7/25/2030	260,000	229,682
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K117 Class A2, 1.406% 8/25/2030	200,000	176,507
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K118 Class A2, 1.493% 9/25/2030	200,000	176,849
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K121 Class A2, 1.547% 10/25/2030	40,000	35,323
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K123 Class A2, 1.621% 12/25/2030	130,000	114,977
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K125 Class A2, 1.846% 1/25/2031	50,000	44,598
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K128 Class A2, 2.02% 3/25/2031	50,000	44,984
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K130 Class A2, 1.723% 6/25/2031	100,000	87,778
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K136 Class A2, 2.127% 11/25/2031	100,000	88,741
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K140 Class A2, 2.25% 1/25/2032	600,000	533,610
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K145 Class A2, 2.58% 5/25/2032	600,000	541,461
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-156 Class A2, 4.43% 2/25/2033	150,000	150,748
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-163 Class A2, 5% 3/25/2034 (b)	210,000	217,878
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-165 Class A2, 4.489% 9/25/2034	210,000	209,767
GS Mortgage Securities Trust Series 2020-GC45 Class A5, 2.9106% 2/13/2053	100,000	93,672
JPMBB Commercial Mortgage Securities Trust Series 2014-C24 Class A5, 3.6385% 11/15/2047	7,368	7,213
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	116,000	97,905
Morgan Stanley Cap I Tr 2020-L4 Series 2020-L4 Class A3, 2.698% 2/15/2053	30,000	27,842
Morgan Stanley Capital I Trust Series 2021-L6 Class A4, 2.444% 6/15/2054 (b)	50,000	44,301
MSWF Commercial Mortgage Trust Series 2023-2 Class A5, 6.014% 12/15/2056	30,000	32,422
UBS Commercial Mortgage Trust Series 2019-C16 Class A4, 3.6048% 4/15/2052	100,000	96,425
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class A5, 2.892% 8/15/2052	75,000	70,614
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class A4, 3.146% 12/15/2052	100,000	95,042
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class A5, 2.725% 2/15/2053	27,000	25,162
TOTAL UNITED STATES		6,337,677
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $6,631,641)		6,337,677

Foreign Government and Government Agency Obligations - 1.9%
	Principal Amount (a)	Value ($)
CANADA - 0.3%
Export Development Canada 4.125% 2/13/2029	210,000	213,043
Province of Alberta 1.3% 7/22/2030	306,000	271,385
Province of British Columbia 4.2% 7/6/2033	50,000	49,532
Province of British Columbia 4.8% 11/15/2028	150,000	154,681
Province of Manitoba 4.9% 5/31/2034	50,000	51,444
Province of Ontario 1.125% 10/7/2030	224,000	195,550
Province of Ontario 2.125% 1/21/2032	100,000	88,759
Province of Ontario 2.3% 6/15/2026	107,000	105,604
Province of Ontario 5.05% 4/24/2034	80,000	83,497
Province of Quebec 2.5% 4/20/2026	130,000	128,759
Province of Quebec 3.625% 4/13/2028	150,000	149,573
Province of Quebec 4.25% 9/5/2034	10,000	9,837
Province of Quebec 4.5% 9/8/2033	100,000	101,007
TOTAL CANADA		1,602,671
CHILE - 0.2%
Chilean Republic 2.55% 7/27/2033	400,000	340,400
Chilean Republic 3.24% 2/6/2028	230,000	225,400
Chilean Republic 4.95% 1/5/2036	200,000	198,400
Chilean Republic 5.65% 1/13/2037	200,000	208,200
TOTAL CHILE		972,400
HUNGARY - 0.0%
Hungary Government 7.625% 3/29/2041	30,000	34,614
INDONESIA - 0.2%
Indonesia Government 1.85% 3/12/2031	650,000	568,165
Indonesia Government 2.85% 2/14/2030	400,000	376,200
Indonesia Government 3.35% 3/12/2071	50,000	32,023
Indonesia Government 5.25% 1/15/2030	200,000	207,786
TOTAL INDONESIA		1,184,174
ISRAEL - 0.2%
Israel Government 3.25% 1/17/2028	370,000	360,164
Israel Government 3.375% 1/15/2050	100,000	65,324
Israel Government 5.375% 2/19/2030	420,000	430,945
Israel Government 5.375% 3/12/2029	300,000	307,802
TOTAL ISRAEL		1,164,235
ITALY - 0.1%
Italian Republic 2.875% 10/17/2029	385,000	366,693
KOREA (SOUTH) - 0.0%
Korean Republic 2.75% 1/19/2027	200,000	197,057
MEXICO - 0.4%
United Mexican States 3.5% 2/12/2034	317,000	270,480
United Mexican States 3.771% 5/24/2061	250,000	149,765
United Mexican States 4.5% 1/31/2050	700,000	516,600
United Mexican States 4.6% 2/10/2048	50,000	37,650
United Mexican States 4.75% 3/8/2044	100,000	80,000
United Mexican States 5.55% 1/21/2045	45,000	40,264
United Mexican States 5.85% 7/2/2032	404,000	412,484
United Mexican States 6.625% 1/29/2038	200,000	205,000
United Mexican States 7.5% 4/8/2033	55,000	61,624
TOTAL MEXICO		1,773,867
PANAMA - 0.1%
Panamanian Republic 2.252% 9/29/2032	300,000	237,411
Panamanian Republic 3.16% 1/23/2030	400,000	368,400
Panamanian Republic 6.4% 2/14/2035	80,000	80,480
TOTAL PANAMA		686,291
PERU - 0.1%
Peruvian Republic 1.862% 12/1/2032	185,000	151,075
Peruvian Republic 2.78% 12/1/2060	195,000	104,130
Peruvian Republic 3.3% 3/11/2041	70,000	53,007
Peruvian Republic 3.55% 3/10/2051	55,000	37,840
Peruvian Republic 5.375% 2/8/2035	40,000	40,480
Peruvian Republic 5.5% 3/30/2036	120,000	121,200
Peruvian Republic 6.2% 6/30/2055	60,000	60,780
TOTAL PERU		568,512
PHILIPPINES - 0.1%
Philippine Republic 1.648% 6/10/2031	205,000	176,970
Philippine Republic 2.65% 12/10/2045	200,000	131,599
Philippine Republic 2.95% 5/5/2045	220,000	153,589
Philippine Republic 5.17% 10/13/2027	300,000	305,964
Philippine Republic 6.375% 10/23/2034	100,000	111,499
TOTAL PHILIPPINES		879,621
POLAND - 0.1%
Republic of Poland 3.25% 4/6/2026	283,000	281,115
Republic of Poland 4.625% 3/18/2029	50,000	50,876
Republic of Poland 4.875% 10/4/2033	160,000	160,173
Republic of Poland 4.875% 2/12/2030	100,000	102,600
Republic of Poland 5.125% 9/18/2034	50,000	50,473
Republic of Poland 5.375% 2/12/2035	100,000	102,400
Republic of Poland 5.5% 3/18/2054	60,000	56,275
Republic of Poland 5.5% 4/4/2053	40,000	37,424
TOTAL POLAND		841,336
URUGUAY - 0.1%
Uruguay Republic 4.125% 11/20/2045	20,000	17,169
Uruguay Republic 4.375% 1/23/2031	278,116	279,193
Uruguay Republic 4.375% 10/27/2027	15,000	15,089
Uruguay Republic 4.975% 4/20/2055	63,000	55,991
Uruguay Republic 5.442% 2/14/2037	320,000	330,202
TOTAL URUGUAY		697,644
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $11,592,314)		10,969,115

Non-Convertible Corporate Bonds - 26.8%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.2%
Financials - 0.2%
Banks - 0.2%
National Australia Bank Ltd/New York 5.087% 6/11/2027	260,000	265,324
Westpac Banking Corp 1.953% 11/20/2028	50,000	47,033
Westpac Banking Corp 2.668% 11/15/2035 (b)	80,000	71,693
Westpac Banking Corp 3.133% 11/18/2041	50,000	36,924
Westpac Banking Corp 3.35% 3/8/2027	115,000	114,040
Westpac Banking Corp 4.11% 7/24/2034 (b)	200,000	195,752
Westpac Banking Corp 4.354% 7/1/2030	50,000	50,556
Westpac Banking Corp 5.535% 11/17/2028	80,000	83,874
Westpac Banking Corp 5.618% 11/20/2035 (b)	20,000	20,358
		885,554
Materials - 0.0%
Metals & Mining - 0.0%
Rio Tinto Finance USA Ltd 5.2% 11/2/2040	50,000	49,325
Rio Tinto Finance USA PLC 4.125% 8/21/2042	70,000	59,321
Rio Tinto Finance USA PLC 4.875% 3/14/2030	20,000	20,506
Rio Tinto Finance USA PLC 5.25% 3/14/2035	40,000	40,749
Rio Tinto Finance USA PLC 5.75% 3/14/2055	140,000	140,035
		309,936
TOTAL AUSTRALIA		1,195,490
BRAZIL - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Suzano Austria GmbH 3.125% 1/15/2032	50,000	44,359
CANADA - 0.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Bell Canada 2.15% 2/15/2032	45,000	38,450
Bell Canada 3.65% 8/15/2052	50,000	34,303
Bell Canada 5.1% 5/11/2033	50,000	50,590
Bell Canada 5.55% 2/15/2054	30,000	28,112
TELUS Corp 3.4% 5/13/2032	50,000	45,831
		197,286
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 3.8% 3/15/2032	50,000	46,920
Rogers Communications Inc 4.55% 3/15/2052	90,000	72,482
Rogers Communications Inc 7.5% 8/15/2038	60,000	69,532
		188,934
TOTAL COMMUNICATION SERVICES		386,220

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge Inc 3.4% 8/1/2051	80,000	52,870
Enbridge Inc 4.6% 6/20/2028	100,000	101,068
Enbridge Inc 5.625% 4/5/2034	60,000	61,943
Enbridge Inc 5.95% 4/5/2054	55,000	54,256
Enbridge Inc 6.7% 11/15/2053	20,000	21,540
Enbridge Inc 7.375% 3/15/2055 (b)	50,000	52,527
Enbridge Inc 8.5% 1/15/2084 (b)	20,000	22,624
South Bow USA Infrastructure Holdings LLC 5.026% 10/1/2029	20,000	20,250
South Bow USA Infrastructure Holdings LLC 5.584% 10/1/2034	20,000	19,840
South Bow USA Infrastructure Holdings LLC 6.176% 10/1/2054	20,000	18,983
TransCanada PipeLines Ltd 4.1% 4/15/2030	300,000	295,406
TransCanada PipeLines Ltd 4.625% 3/1/2034	50,000	48,195
TransCanada PipeLines Ltd 5% 10/16/2043	50,000	45,806
		815,308
Financials - 0.5%
Banks - 0.5%
Bank of Montreal 3.088% 1/10/2037 (b)	50,000	43,922
Bank of Montreal 5.3% 6/5/2026	270,000	271,970
Bank of Montreal 5.717% 9/25/2028	130,000	135,817
Bank of Nova Scotia/The 1.95% 2/2/2027	50,000	48,669
Bank of Nova Scotia/The 2.45% 2/2/2032	120,000	105,475
Bank of Nova Scotia/The 2.7% 8/3/2026	65,000	64,157
Bank of Nova Scotia/The 4.5% 12/16/2025	85,000	85,022
Bank of Nova Scotia/The 4.588% 5/4/2037 (b)	30,000	28,783
Bank of Nova Scotia/The 4.85% 2/1/2030	30,000	30,704
Bank of Nova Scotia/The 4.932% 2/14/2029 (b)	100,000	101,709
Bank of Nova Scotia/The 5.25% 6/12/2028	60,000	61,919
Canadian Imperial Bank of Commerce 3.6% 4/7/2032	20,000	18,835
Canadian Imperial Bank of Commerce 4.857% 3/30/2029 (b)	200,000	202,925
Canadian Imperial Bank of Commerce 5.001% 4/28/2028	90,000	92,097
Canadian Imperial Bank of Commerce 6.092% 10/3/2033	44,000	47,497
Royal Bank of Canada 2.3% 11/3/2031	145,000	129,214
Royal Bank of Canada 3.625% 5/4/2027	60,000	59,640
Royal Bank of Canada 3.875% 5/4/2032	30,000	28,882
Royal Bank of Canada 4.522% 10/18/2028 (b)	30,000	30,215
Royal Bank of Canada 4.65% 10/18/2030 (b)	50,000	50,427
Royal Bank of Canada 4.9% 1/12/2028	220,000	224,566
Royal Bank of Canada 4.97% 5/2/2031 (b)	120,000	122,975
Royal Bank of Canada 5.15% 2/1/2034	40,000	41,330
Toronto Dominion Bank 3.2% 3/10/2032	95,000	87,346
Toronto Dominion Bank 3.625% 9/15/2031 (b)	75,000	74,271
Toronto Dominion Bank 4.456% 6/8/2032	120,000	118,771
Toronto Dominion Bank 4.98% 4/5/2027	100,000	101,296
Toronto Dominion Bank 5.146% 9/10/2034 (b)	20,000	20,190
Toronto Dominion Bank 5.156% 1/10/2028	30,000	30,700
Toronto Dominion Bank 5.264% 12/11/2026	100,000	101,415
Toronto Dominion Bank 5.523% 7/17/2028	120,000	124,550
		2,685,289
Insurance - 0.0%
Fairfax Financial Holdings Ltd 5.75% 5/20/2035 (c)	40,000	40,851
Fairfax Financial Holdings Ltd 6% 12/7/2033	50,000	52,575
Fairfax Financial Holdings Ltd 6.1% 3/15/2055	10,000	9,862
Fairfax Financial Holdings Ltd 6.35% 3/22/2054	40,000	40,750
Manulife Financial Corp 5.375% 3/4/2046	30,000	29,401
		173,439
TOTAL FINANCIALS		2,858,728

Industrials - 0.1%
Ground Transportation - 0.1%
Canadian National Railway Co 2.45% 5/1/2050	40,000	23,375
Canadian National Railway Co 2.75% 3/1/2026	141,000	139,856
Canadian National Railway Co 6.125% 11/1/2053	40,000	42,749
Canadian Pacific Railway Co 1.75% 12/2/2026	130,000	126,294
Canadian Pacific Railway Co 2.45% 12/2/2031	130,000	115,162
Canadian Pacific Railway Co 3.1% 12/2/2051	80,000	52,002
Canadian Pacific Railway Co 3.5% 5/1/2050	50,000	35,404
Canadian Pacific Railway Co 4.8% 8/1/2045	60,000	53,708
		588,550
Professional Services - 0.0%
TR Finance LLC 3.35% 5/15/2026	90,000	89,181
TR Finance LLC 5.5% 8/15/2035	20,000	20,496
		109,677
TOTAL INDUSTRIALS		698,227

Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd 3.95% 5/13/2050	100,000	74,665
Nutrien Ltd 4.2% 4/1/2029	6,000	5,988
Nutrien Ltd 5% 4/1/2049	11,000	9,720
Nutrien Ltd 5.4% 6/21/2034	50,000	50,934
		141,307
TOTAL CANADA		4,899,790
CHINA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Alibaba Group Holding Ltd 2.125% 2/9/2031	200,000	179,676
Alibaba Group Holding Ltd 3.4% 12/6/2027	285,000	281,301

TOTAL CHINA		460,977
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Orange SA 5.5% 2/6/2044	60,000	59,347
GERMANY - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Deutsche Telekom International Finance BV 9.25% 6/1/2032	50,000	62,657
Financials - 0.4%
Capital Markets - 0.1%
Deutsche Bank AG 4.1% 1/13/2026	85,000	84,836
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (b)	150,000	146,316
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (b)	150,000	152,427
Deutsche Bank AG/New York NY 5.373% 1/10/2029 (b)	150,000	153,389
Deutsche Bank AG/New York NY 5.403% 9/11/2035 (b)	150,000	151,100
Deutsche Bank AG/New York NY 6.819% 11/20/2029 (b)	150,000	160,735
		848,803
Financial Services - 0.3%
KfW 0% 4/18/2036 (d)	125,000	79,016
KfW 3.75% 2/15/2028	510,000	511,925
KfW 3.875% 5/15/2028	500,000	503,414
KfW 4.125% 7/15/2033	50,000	50,187
KfW 4.75% 10/29/2030	130,000	136,075
Landwirtschaftliche Rentenbank 2.5% 11/15/2027	230,000	224,312
		1,504,929
TOTAL FINANCIALS		2,353,732

TOTAL GERMANY		2,416,389
IRELAND - 0.2%
Financials - 0.2%
Consumer Finance - 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	400,000	391,808
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	150,000	144,319
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.4% 10/29/2033	150,000	133,328
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.875% 1/23/2028	150,000	148,879
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.1% 1/19/2029	300,000	306,947

TOTAL IRELAND		1,125,281
JAPAN - 0.8%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Toyota Motor Corp 4.45% 6/30/2030	120,000	121,364
Toyota Motor Corp 5.123% 7/13/2033	50,000	51,679
		173,043
Financials - 0.8%
Banks - 0.7%
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (b)	200,000	195,123
Mitsubishi UFJ Financial Group Inc 2.048% 7/17/2030	210,000	189,003
Mitsubishi UFJ Financial Group Inc 2.341% 1/19/2028 (b)	230,000	224,005
Mitsubishi UFJ Financial Group Inc 3.741% 3/7/2029	180,000	177,975
Mitsubishi UFJ Financial Group Inc 4.286% 7/26/2038	213,000	200,564
Mitsubishi UFJ Financial Group Inc 5.197% 1/16/2031 (b)	200,000	206,376
Mizuho Financial Group Inc 1.554% 7/9/2027 (b)	300,000	293,081
Mizuho Financial Group Inc 5.098% 5/13/2031 (b)	200,000	205,287
Mizuho Financial Group Inc 5.778% 7/6/2029 (b)	420,000	437,503
Sumitomo Mitsui Financial Group Inc 2.174% 1/14/2027	270,000	263,080
Sumitomo Mitsui Financial Group Inc 3.01% 10/19/2026	120,000	118,480
Sumitomo Mitsui Financial Group Inc 5.24% 4/15/2030	200,000	207,076
Sumitomo Mitsui Financial Group Inc 5.316% 7/9/2029	210,000	217,569
Sumitomo Mitsui Financial Group Inc 5.464% 1/13/2026	430,000	431,608
Sumitomo Mitsui Financial Group Inc 5.52% 1/13/2028	250,000	258,282
Sumitomo Mitsui Financial Group Inc 6.184% 7/13/2043	110,000	117,423
		3,742,435
Capital Markets - 0.1%
Nomura Holdings Inc 1.653% 7/14/2026	215,000	210,219
Nomura Holdings Inc 5.386% 7/6/2027	200,000	203,855
Nomura Holdings Inc 6.07% 7/12/2028	200,000	209,438
		623,512
TOTAL FINANCIALS		4,365,947

TOTAL JAPAN		4,538,990
KOREA (SOUTH) - 0.1%
Financials - 0.1%
Banks - 0.1%
Korea Development Bank/The 4.125% 10/16/2027	300,000	301,212
Korea Development Bank/The 4.875% 2/3/2030	200,000	207,130

TOTAL KOREA (SOUTH)		508,342
LUXEMBOURG - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ArcelorMittal SA 4.25% 7/16/2029	70,000	69,735
ArcelorMittal SA 6.35% 6/17/2054	40,000	40,511
ArcelorMittal SA 6.55% 11/29/2027	50,000	52,163

TOTAL LUXEMBOURG		162,409
MEXICO - 0.1%
Communication Services - 0.1%
Media - 0.0%
Grupo Televisa SAB 6.625% 1/15/2040	60,000	55,200
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV 3.625% 4/22/2029	380,000	369,809
TOTAL COMMUNICATION SERVICES		425,009

Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp 5.25% 11/8/2042	130,000	121,924
TOTAL MEXICO		546,933
MULTI-NATIONAL - 1.0%
Financials - 1.0%
Banks - 0.7%
African Development Bank 0.875% 7/22/2026	80,000	77,885
Arab Community Center for Economic & Social Service 1.625% 9/23/2025	193,000	192,665
Arab Community Center for Economic & Social Service 4.125% 1/7/2028	28,000	28,046
Arab Community Center for Economic & Social Service 5% 1/22/2030	100,000	103,654
Asian Development Bank 2.5% 11/2/2027	726,000	708,249
Asian Development Bank 4.375% 3/6/2029	630,000	644,654
European Investment Bank 1.25% 2/14/2031	83,000	72,757
European Investment Bank 1.75% 3/15/2029	560,000	524,997
European Investment Bank 3.625% 7/15/2030	960,000	955,833
Inter-American Development Bank 1.125% 1/13/2031	170,000	148,124
Inter-American Development Bank 2.25% 6/18/2029	30,000	28,489
Inter-American Development Bank 3.125% 9/18/2028	430,000	423,566
Inter-American Development Bank 3.2% 8/7/2042	123,000	98,559
		4,007,478
Financial Services - 0.3%
IBRD Discount Notes 0.75% 8/26/2030	70,000	60,534
IBRD Discount Notes 0.875% 5/14/2030	67,000	58,819
IBRD Discount Notes 1.25% 2/10/2031	100,000	87,503
IBRD Discount Notes 2.5% 11/22/2027	200,000	194,998
IBRD Discount Notes 3.625% 9/21/2029	570,000	568,601
IBRD Discount Notes 4% 1/10/2031	70,000	70,684
IBRD Discount Notes 4% 7/25/2030	350,000	354,009
IBRD Discount Notes 4.75% 11/14/2033	260,000	271,614
IBRD Discount Notes 4.75% 2/15/2035	90,000	93,340
International Finance Corp 0.75% 8/27/2030	40,000	34,554
		1,794,656
TOTAL MULTI-NATIONAL		5,802,134
NETHERLANDS - 0.2%
Financials - 0.2%
Banks - 0.2%
Cooperatieve Rabobank UA 5.25% 5/24/2041	54,000	53,305
ING Groep NV 3.95% 3/29/2027	260,000	259,037
ING Groep NV 4.017% 3/28/2028 (b)	350,000	348,729
ING Groep NV 5.066% 3/25/2031 (b)	200,000	204,776
		865,847
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 2.65% 2/15/2032	100,000	88,010
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 6/18/2029	125,000	124,912
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035	60,000	59,616
		272,538
TOTAL NETHERLANDS		1,138,385
SPAIN - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Emisiones SA 4.103% 3/8/2027	150,000	149,539
Telefonica Emisiones SA 7.045% 6/20/2036	226,000	251,652
		401,191
Financials - 0.2%
Banks - 0.2%
Banco Santander SA 1.722% 9/14/2027 (b)	200,000	194,561
Banco Santander SA 5.179% 11/19/2025	200,000	200,234
Banco Santander SA 5.538% 3/14/2030 (b)	200,000	207,604
Banco Santander SA 5.565% 1/17/2030	200,000	208,646
Banco Santander SA 6.921% 8/8/2033	200,000	220,379
		1,031,424
TOTAL SPAIN		1,432,615
SWEDEN - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Svensk Exportkredit AB 4.875% 10/4/2030	200,000	209,282
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Credit Suisse USA LLC 7.125% 7/15/2032	170,000	194,289
UBS AG/Stamford CT 1.25% 8/7/2026	310,000	301,828
		496,117
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Tyco Electronics Group SA 2.5% 2/4/2032	50,000	44,424
TOTAL SWITZERLAND		540,541
UNITED KINGDOM - 1.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
British Telecommunications PLC 9.625% 12/15/2030 (e)	55,000	67,713
Media - 0.0%
RELX Capital Inc 3% 5/22/2030	10,000	9,490
RELX Capital Inc 4.75% 5/20/2032	50,000	50,496
RELX Capital Inc 5.25% 3/27/2035	20,000	20,431
		80,417
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC 4.375% 5/30/2028	25,000	25,459
Vodafone Group PLC 5% 5/30/2038	93,000	90,463
Vodafone Group PLC 5.125% 6/19/2059	110,000	95,559
Vodafone Group PLC 5.25% 5/30/2048	20,000	18,383
Vodafone Group PLC 5.625% 2/10/2053	30,000	28,335
Vodafone Group PLC 5.75% 6/28/2054	40,000	38,209
Vodafone Group PLC 6.15% 2/27/2037	18,000	19,387
		315,795
TOTAL COMMUNICATION SERVICES		463,925

Consumer Staples - 0.0%
Food Products - 0.0%
Mead Johnson Nutrition Co 4.6% 6/1/2044	20,000	17,614
Unilever Capital Corp 1.75% 8/12/2031	135,000	117,814
Unilever Capital Corp 5.9% 11/15/2032	80,000	87,106
		222,534
Financials - 1.3%
Banks - 1.3%
Barclays PLC 2.279% 11/24/2027 (b)	510,000	497,507
Barclays PLC 2.894% 11/24/2032 (b)	260,000	232,913
Barclays PLC 3.33% 11/24/2042 (b)	200,000	149,425
Barclays PLC 4.836% 5/9/2028	215,000	216,062
Barclays PLC 5.69% 3/12/2030 (b)	200,000	208,106
Barclays PLC 5.829% 5/9/2027 (b)	400,000	403,626
HSBC Holdings PLC 2.804% 5/24/2032 (b)	340,000	307,224
HSBC Holdings PLC 4.041% 3/13/2028 (b)	211,000	210,214
HSBC Holdings PLC 4.292% 9/12/2026 (b)	850,000	849,948
HSBC Holdings PLC 4.755% 6/9/2028 (b)	630,000	634,680
HSBC Holdings PLC 4.899% 3/3/2029 (b)	340,000	344,874
HSBC Holdings PLC 5.13% 3/3/2031 (b)	200,000	204,878
HSBC Holdings PLC 5.546% 3/4/2030 (b)	210,000	218,059
HSBC Holdings PLC 5.597% 5/17/2028 (b)	200,000	204,196
HSBC Holdings PLC 6.1% 1/14/2042	70,000	74,576
HSBC Holdings PLC 6.161% 3/9/2029 (b)	200,000	208,657
HSBC Holdings PLC 6.5% 5/2/2036	120,000	128,498
HSBC Holdings PLC 6.5% 9/15/2037	100,000	105,927
HSBC Holdings PLC 6.8% 6/1/2038	100,000	109,801
HSBC Holdings PLC 7.625% 5/17/2032	110,000	122,655
Lloyds Banking Group PLC 4.65% 3/24/2026	221,000	220,945
Lloyds Banking Group PLC 4.818% 6/13/2029 (b)	200,000	202,828
Lloyds Banking Group PLC 5.087% 11/26/2028 (b)	200,000	203,344
Lloyds Banking Group PLC 5.721% 6/5/2030 (b)	200,000	209,217
Lloyds Banking Group PLC 5.871% 3/6/2029 (b)	200,000	207,674
NatWest Group PLC 5.583% 3/1/2028 (b)	300,000	305,577
NatWest Group PLC 5.808% 9/13/2029 (b)	210,000	219,370
NatWest Group PLC 5.847% 3/2/2027 (b)	400,000	402,840
Santander UK Group Holdings PLC 2.469% 1/11/2028 (b)	220,000	214,308
		7,617,929
Health Care - 0.1%
Pharmaceuticals - 0.1%
Astrazeneca Finance LLC 1.2% 5/28/2026	90,000	88,072
Astrazeneca Finance LLC 2.25% 5/28/2031	90,000	81,359
Astrazeneca Finance LLC 4.875% 3/3/2033	150,000	153,114
Astrazeneca PLC 4.375% 8/17/2048	66,000	56,733
Astrazeneca PLC 6.45% 9/15/2037	40,000	45,169
GlaxoSmithKline Capital Inc 6.375% 5/15/2038	82,000	91,284
		515,731
Utilities - 0.0%
Multi-Utilities - 0.0%
National Grid PLC 5.418% 1/11/2034	20,000	20,581
National Grid PLC 5.602% 6/12/2028	50,000	51,748
		72,329
TOTAL UNITED KINGDOM		8,892,448
UNITED STATES - 21.1%
Communication Services - 1.8%
Diversified Telecommunication Services - 0.7%
AT&T Inc 1.65% 2/1/2028	650,000	613,348
AT&T Inc 1.7% 3/25/2026	130,000	128,100
AT&T Inc 2.75% 6/1/2031	160,000	146,379
AT&T Inc 3.5% 6/1/2041	50,000	39,144
AT&T Inc 3.5% 9/15/2053	321,000	214,900
AT&T Inc 3.55% 9/15/2055	334,000	222,093
AT&T Inc 3.65% 9/15/2059	125,000	82,747
AT&T Inc 3.85% 6/1/2060	165,000	113,287
AT&T Inc 4.3% 2/15/2030	240,000	240,368
AT&T Inc 4.65% 6/1/2044	20,000	17,231
AT&T Inc 4.85% 7/15/2045	320,000	281,518
AT&T Inc 5.15% 3/15/2042	60,000	56,456
AT&T Inc 6.05% 8/15/2056	30,000	30,163
Verizon Communications Inc 1.5% 9/18/2030	400,000	348,708
Verizon Communications Inc 2.355% 3/15/2032	201,000	174,493
Verizon Communications Inc 2.65% 11/20/2040	70,000	49,619
Verizon Communications Inc 2.85% 9/3/2041	170,000	121,196
Verizon Communications Inc 2.987% 10/30/2056	123,000	73,463
Verizon Communications Inc 3% 11/20/2060	100,000	58,285
Verizon Communications Inc 3.55% 3/22/2051	140,000	99,502
Verizon Communications Inc 3.7% 3/22/2061	50,000	34,259
Verizon Communications Inc 3.875% 2/8/2029	120,000	119,161
Verizon Communications Inc 4% 3/22/2050	38,000	29,168
Verizon Communications Inc 4.75% 11/1/2041	189,000	170,659
Verizon Communications Inc 4.862% 8/21/2046	60,000	53,433
Verizon Communications Inc 5.401% 7/2/2037 (c)	366,000	367,560
		3,885,240
Entertainment - 0.1%
Netflix Inc 4.875% 4/15/2028	130,000	132,960
Netflix Inc 4.9% 8/15/2034	40,000	40,886
Netflix Inc 5.4% 8/15/2054	10,000	9,747
Walt Disney Co/The 2% 9/1/2029	50,000	46,320
Walt Disney Co/The 2.65% 1/13/2031	50,000	46,486
Walt Disney Co/The 3.6% 1/13/2051	20,000	14,679
Walt Disney Co/The 3.8% 3/22/2030	80,000	79,141
Walt Disney Co/The 4.7% 3/23/2050	20,000	17,705
Walt Disney Co/The 6.15% 3/1/2037	120,000	131,528
Walt Disney Co/The 6.2% 12/15/2034	225,000	252,360
Walt Disney Co/The 6.4% 12/15/2035	40,000	45,063
Walt Disney Co/The 6.65% 11/15/2037	20,000	22,943
		839,818
Interactive Media & Services - 0.0%
Alphabet Inc 1.1% 8/15/2030	60,000	52,449
Alphabet Inc 1.9% 8/15/2040	60,000	40,129
Alphabet Inc 2.05% 8/15/2050	95,000	51,853
Alphabet Inc 4% 5/15/2030	30,000	30,194
Alphabet Inc 4.5% 5/15/2035	30,000	29,755
Alphabet Inc 5.25% 5/15/2055	40,000	38,963
		243,343
Media - 0.8%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.8% 4/1/2031	240,000	215,955
Charter Communications Operating LLC / Charter Communications Operating Capital 3.5% 6/1/2041	150,000	107,831
Charter Communications Operating LLC / Charter Communications Operating Capital 3.9% 6/1/2052	220,000	145,790
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033	285,000	267,949
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	175,000	143,241
Charter Communications Operating LLC / Charter Communications Operating Capital 5.85% 12/1/2035 (f)	90,000	90,159
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	110,000	116,687
Charter Communications Operating LLC / Charter Communications Operating Capital 6.65% 2/1/2034	50,000	53,333
Charter Communications Operating LLC / Charter Communications Operating Capital 6.834% 10/23/2055	30,000	29,975
Comcast Corp 1.5% 2/15/2031	300,000	258,674
Comcast Corp 1.95% 1/15/2031	180,000	159,505
Comcast Corp 2.35% 1/15/2027	85,000	83,085
Comcast Corp 2.45% 8/15/2052	100,000	53,487
Comcast Corp 2.65% 2/1/2030	1,050,000	984,223
Comcast Corp 2.65% 8/15/2062	20,000	10,267
Comcast Corp 2.937% 11/1/2056	190,000	109,393
Comcast Corp 2.987% 11/1/2063	95,000	52,839
Comcast Corp 3.25% 11/1/2039	40,000	31,501
Comcast Corp 3.4% 4/1/2030	30,000	29,014
Comcast Corp 3.4% 7/15/2046	150,000	106,139
Comcast Corp 3.45% 2/1/2050	100,000	68,017
Comcast Corp 3.75% 4/1/2040	10,000	8,307
Comcast Corp 4.55% 1/15/2029	120,000	121,714
Comcast Corp 4.65% 7/15/2042	50,000	44,364
Comcast Corp 4.95% 10/15/2058	50,000	42,607
Comcast Corp 5.1% 6/1/2029	70,000	72,359
Comcast Corp 5.3% 5/15/2035	100,000	102,020
Comcast Corp 5.35% 5/15/2053	80,000	73,391
Comcast Corp 5.5% 5/15/2064	50,000	46,010
Comcast Corp 6.05% 5/15/2055	100,000	101,158
Fox Corp 4.709% 1/25/2029	330,000	333,765
Fox Corp 5.476% 1/25/2039	20,000	19,756
Paramount Global 4.2% 5/19/2032	60,000	55,969
Paramount Global 4.95% 1/15/2031	100,000	99,385
Paramount Global 4.95% 5/19/2050	100,000	78,084
Paramount Global 7.875% 7/30/2030	20,000	22,560
Time Warner Cable LLC 5.875% 11/15/2040	30,000	28,664
Time Warner Cable LLC 6.55% 5/1/2037	50,000	51,792
Time Warner Cable LLC 7.3% 7/1/2038	95,000	103,461
TWDC Enterprises 18 Corp 3.7% 12/1/2042	50,000	39,973
TWDC Enterprises 18 Corp 4.125% 12/1/2041	55,000	47,289
TWDC Enterprises 18 Corp 4.125% 6/1/2044	80,000	66,546
		4,676,238
Wireless Telecommunication Services - 0.2%
Sprint LLC 7.625% 3/1/2026	270,000	271,342
T-Mobile USA Inc 2.7% 3/15/2032	50,000	44,296
T-Mobile USA Inc 3% 2/15/2041	70,000	51,143
T-Mobile USA Inc 3.5% 4/15/2031	90,000	85,085
T-Mobile USA Inc 3.6% 11/15/2060	175,000	114,312
T-Mobile USA Inc 3.875% 4/15/2030	230,000	225,283
T-Mobile USA Inc 4.5% 4/15/2050	62,000	50,671
T-Mobile USA Inc 4.7% 1/15/2035	10,000	9,694
T-Mobile USA Inc 5.05% 7/15/2033	100,000	101,026
T-Mobile USA Inc 5.2% 1/15/2033	130,000	132,355
T-Mobile USA Inc 5.25% 6/15/2055	10,000	8,993
T-Mobile USA Inc 5.65% 1/15/2053	65,000	62,238
T-Mobile USA Inc 5.8% 9/15/2062	50,000	48,556
		1,204,994
TOTAL COMMUNICATION SERVICES		10,849,633

Consumer Discretionary - 1.6%
Automobile Components - 0.0%
Aptiv Swiss Holdings Ltd 4.65% 9/13/2029	200,000	200,807
Lear Corp 2.6% 1/15/2032	30,000	26,141
Lear Corp 3.5% 5/30/2030	50,000	47,651
		274,599
Automobiles - 0.5%
American Honda Finance Corp 4.55% 7/9/2027	100,000	100,724
American Honda Finance Corp 4.8% 3/5/2030	50,000	51,019
American Honda Finance Corp 4.85% 10/23/2031	60,000	60,802
American Honda Finance Corp 5.125% 7/7/2028	40,000	41,035
American Honda Finance Corp 5.15% 7/9/2032	30,000	30,565
American Honda Finance Corp 5.2% 3/5/2035	50,000	50,297
American Honda Finance Corp 5.65% 11/15/2028	160,000	166,896
Ford Motor Co 3.25% 2/12/2032	245,000	210,038
Ford Motor Co 5.291% 12/8/2046	130,000	105,552
Ford Motor Co 6.1% 8/19/2032	130,000	131,344
Ford Motor Co 9.625% 4/22/2030	110,000	128,031
General Motors Co 5% 4/1/2035	30,000	28,621
General Motors Co 5.2% 4/1/2045	200,000	174,012
General Motors Co 5.6% 10/15/2032	50,000	51,364
General Motors Co 5.95% 4/1/2049	100,000	94,027
General Motors Financial Co Inc 1.25% 1/8/2026	555,000	548,604
General Motors Financial Co Inc 2.4% 4/10/2028	80,000	76,180
General Motors Financial Co Inc 2.7% 8/20/2027	145,000	140,678
General Motors Financial Co Inc 5.45% 7/15/2030	140,000	143,739
General Motors Financial Co Inc 5.45% 9/6/2034	50,000	49,516
General Motors Financial Co Inc 5.65% 1/17/2029	80,000	82,488
General Motors Financial Co Inc 5.75% 2/8/2031	30,000	31,128
General Motors Financial Co Inc 5.85% 4/6/2030	70,000	73,162
		2,569,822
Broadline Retail - 0.3%
Amazon.com Inc 1% 5/12/2026	193,000	188,971
Amazon.com Inc 1.2% 6/3/2027	330,000	315,699
Amazon.com Inc 2.1% 5/12/2031	193,000	173,105
Amazon.com Inc 2.5% 6/3/2050	100,000	59,525
Amazon.com Inc 2.875% 5/12/2041	185,000	138,790
Amazon.com Inc 3.1% 5/12/2051	193,000	129,548
Amazon.com Inc 3.15% 8/22/2027	240,000	236,914
Amazon.com Inc 3.6% 4/13/2032	200,000	192,529
Amazon.com Inc 3.95% 4/13/2052	50,000	39,183
Amazon.com Inc 4.1% 4/13/2062	25,000	19,440
Amazon.com Inc 4.25% 8/22/2057	50,000	40,688
Amazon.com Inc 4.55% 12/1/2027	230,000	233,254
eBay Inc 1.4% 5/10/2026	118,000	115,697
eBay Inc 2.7% 3/11/2030	50,000	46,769
eBay Inc 4% 7/15/2042	30,000	24,566
		1,954,678
Distributors - 0.0%
Genuine Parts Co 6.5% 11/1/2028	60,000	63,824
Diversified Consumer Services - 0.0%
Trane Technologies Global Holding Co Ltd 4.3% 2/21/2048	62,000	51,024
Hotels, Restaurants & Leisure - 0.3%
Expedia Group Inc 4.625% 8/1/2027	240,000	241,530
Marriott International Inc/MD 2.85% 4/15/2031	60,000	55,036
Marriott International Inc/MD 3.5% 10/15/2032	80,000	73,363
Marriott International Inc/MD 4.2% 7/15/2027	190,000	190,295
Marriott International Inc/MD 4.875% 5/15/2029	30,000	30,554
Marriott International Inc/MD 5.25% 10/15/2035	40,000	39,704
Marriott International Inc/MD 5.35% 3/15/2035	40,000	40,385
Marriott International Inc/MD 5.5% 4/15/2037	40,000	40,142
McDonald's Corp 2.625% 9/1/2029	90,000	85,205
McDonald's Corp 3.5% 7/1/2027	20,000	19,822
McDonald's Corp 3.6% 7/1/2030	165,000	161,038
McDonald's Corp 3.625% 5/1/2043	70,000	54,759
McDonald's Corp 3.625% 9/1/2049	50,000	36,318
McDonald's Corp 4.2% 4/1/2050	18,000	14,344
McDonald's Corp 4.45% 9/1/2048	64,000	53,593
McDonald's Corp 4.7% 12/9/2035	20,000	19,692
McDonald's Corp 5% 2/13/2036	80,000	80,062
McDonald's Corp 6.3% 3/1/2038	60,000	65,819
Starbucks Corp 2% 3/12/2027	170,000	164,736
Starbucks Corp 2.55% 11/15/2030	100,000	91,718
Starbucks Corp 3.35% 3/12/2050	40,000	26,710
Starbucks Corp 4.3% 6/15/2045	20,000	16,378
Starbucks Corp 4.5% 11/15/2048	72,000	59,636
		1,660,839
Household Durables - 0.0%
DR Horton Inc 5% 10/15/2034	30,000	30,008
DR Horton Inc 5.5% 10/15/2035	20,000	20,484
PulteGroup Inc 7.875% 6/15/2032	30,000	35,271
Toll Brothers Finance Corp 4.35% 2/15/2028	40,000	40,094
		125,857
Leisure Products - 0.0%
Brunswick Corp/DE 4.4% 9/15/2032	40,000	37,602
Hasbro Inc 3.9% 11/19/2029	75,000	73,187
Hasbro Inc 6.05% 5/14/2034	30,000	31,221
		142,010
Specialty Retail - 0.5%
AutoNation Inc 4.75% 6/1/2030	50,000	50,177
AutoZone Inc 3.75% 6/1/2027	50,000	49,640
AutoZone Inc 4.5% 2/1/2028	55,000	55,573
AutoZone Inc 4.75% 8/1/2032	30,000	30,047
AutoZone Inc 5.1% 7/15/2029	10,000	10,299
AutoZone Inc 5.4% 7/15/2034	10,000	10,276
AutoZone Inc 6.55% 11/1/2033	40,000	44,336
Home Depot Inc/The 2.375% 3/15/2051	113,000	63,532
Home Depot Inc/The 2.95% 6/15/2029	280,000	269,873
Home Depot Inc/The 3.3% 4/15/2040	200,000	160,611
Home Depot Inc/The 4.2% 4/1/2043	50,000	42,686
Home Depot Inc/The 4.4% 3/15/2045	90,000	77,394
Home Depot Inc/The 4.5% 12/6/2048	70,000	59,942
Home Depot Inc/The 4.5% 9/15/2032	50,000	50,494
Home Depot Inc/The 4.95% 6/25/2034	100,000	101,714
Home Depot Inc/The 4.95% 9/30/2026	210,000	211,968
Home Depot Inc/The 5.3% 6/25/2054	30,000	28,538
Home Depot Inc/The 5.4% 9/15/2040	60,000	60,868
Home Depot Inc/The 5.875% 12/16/2036	40,000	43,221
Lowe's Cos Inc 1.7% 10/15/2030	100,000	87,891
Lowe's Cos Inc 2.625% 4/1/2031	50,000	45,571
Lowe's Cos Inc 2.8% 9/15/2041	90,000	63,085
Lowe's Cos Inc 3% 10/15/2050	60,000	37,149
Lowe's Cos Inc 3.1% 5/3/2027	34,000	33,446
Lowe's Cos Inc 4.05% 5/3/2047	112,000	86,950
Lowe's Cos Inc 4.45% 4/1/2062	100,000	76,738
Lowe's Cos Inc 4.5% 4/15/2030	50,000	50,633
Lowe's Cos Inc 5% 4/15/2033	75,000	76,307
Lowe's Cos Inc 5.125% 4/15/2050	20,000	17,697
Lowe's Cos Inc 5.75% 7/1/2053	20,000	19,350
Lowe's Cos Inc 5.8% 9/15/2062	20,000	19,243
Lowe's Cos Inc 5.85% 4/1/2063	10,000	9,690
O'Reilly Automotive Inc 4.2% 4/1/2030	60,000	59,850
O'Reilly Automotive Inc 4.7% 6/15/2032	50,000	50,055
TJX Cos Inc/The 1.6% 5/15/2031	125,000	109,242
		2,264,086
Textiles, Apparel & Luxury Goods - 0.0%
NIKE Inc 2.85% 3/27/2030	80,000	75,944
NIKE Inc 3.25% 3/27/2040	55,000	43,761
NIKE Inc 3.375% 3/27/2050	20,000	14,025
Tapestry Inc 5.1% 3/11/2030	30,000	30,662
Tapestry Inc 5.5% 3/11/2035	30,000	30,325
		194,717
TOTAL CONSUMER DISCRETIONARY		9,301,456

Consumer Staples - 1.1%
Beverages - 0.3%
Coca-Cola Co/The 1.45% 6/1/2027	20,000	19,215
Coca-Cola Co/The 1.65% 6/1/2030	10,000	8,975
Coca-Cola Co/The 2.25% 1/5/2032	205,000	182,443
Coca-Cola Co/The 2.5% 6/1/2040	10,000	7,320
Coca-Cola Co/The 2.6% 6/1/2050	10,000	6,109
Coca-Cola Co/The 2.75% 6/1/2060	70,000	41,044
Coca-Cola Co/The 3.45% 3/25/2030	60,000	58,482
Coca-Cola Co/The 4.2% 3/25/2050	50,000	41,246
Coca-Cola Co/The 5% 5/13/2034	70,000	72,313
Coca-Cola Co/The 5.2% 1/14/2055	60,000	56,747
Coca-Cola Co/The 5.3% 5/13/2054	50,000	48,214
Coca-Cola Co/The 5.4% 5/13/2064	20,000	19,261
Keurig Dr Pepper Inc 3.8% 5/1/2050	90,000	63,581
Keurig Dr Pepper Inc 4.5% 4/15/2052	30,000	23,597
Keurig Dr Pepper Inc 4.597% 5/25/2028	110,000	110,498
Keurig Dr Pepper Inc 4.6% 5/15/2030	80,000	80,009
Keurig Dr Pepper Inc 5.085% 5/25/2048	20,000	17,550
PepsiCo Inc 1.4% 2/25/2031	200,000	173,187
PepsiCo Inc 1.625% 5/1/2030	83,000	74,423
PepsiCo Inc 2.375% 10/6/2026	220,000	216,412
PepsiCo Inc 2.75% 10/21/2051	20,000	12,344
PepsiCo Inc 3% 10/15/2027	320,000	314,526
PepsiCo Inc 3.5% 3/19/2040	120,000	100,437
PepsiCo Inc 3.6% 8/13/2042	105,000	83,843
PepsiCo Inc 4% 5/2/2047	80,000	64,638
PepsiCo Inc 5% 2/7/2035	30,000	30,534
PepsiCo Inc 5% 7/23/2035	50,000	50,463
		1,977,411
Consumer Staples Distribution & Retail - 0.3%
Costco Wholesale Corp 1.375% 6/20/2027	370,000	354,158
Dollar General Corp 5% 11/1/2032	60,000	60,500
Dollar General Corp 5.2% 7/5/2028	100,000	102,516
Dollar General Corp 5.45% 7/5/2033	30,000	30,982
Dollar Tree Inc 4.2% 5/15/2028	130,000	129,676
Kroger Co/The 1.7% 1/15/2031	100,000	87,159
Kroger Co/The 4.65% 1/15/2048	30,000	25,232
Kroger Co/The 5% 4/15/2042	50,000	45,899
Kroger Co/The 5% 9/15/2034	20,000	19,934
Kroger Co/The 5.4% 1/15/2049	10,000	9,338
Kroger Co/The 5.5% 9/15/2054	60,000	56,181
Kroger Co/The 5.65% 9/15/2064	60,000	56,289
Sysco Corp 2.4% 2/15/2030	70,000	64,677
Sysco Corp 3.15% 12/14/2051	60,000	38,470
Sysco Corp 3.3% 2/15/2050	50,000	33,524
Sysco Corp 4.5% 4/1/2046	50,000	41,855
Sysco Corp 5.95% 4/1/2030	53,000	56,372
Target Corp 2.95% 1/15/2052	75,000	46,975
Target Corp 3.9% 11/15/2047	45,000	34,869
Target Corp 4% 7/1/2042	50,000	41,806
Target Corp 4.8% 1/15/2053	70,000	61,675
Walmart Inc 1.05% 9/17/2026	130,000	126,242
Walmart Inc 2.5% 9/22/2041	205,000	144,477
Walmart Inc 3.9% 4/15/2028	50,000	50,166
Walmart Inc 4.05% 6/29/2048	150,000	122,907
Walmart Inc 4.1% 4/15/2033	50,000	49,121
Walmart Inc 4.5% 4/15/2053	20,000	17,382
		1,908,382
Food Products - 0.3%
Archer-Daniels-Midland Co 4.016% 4/16/2043	75,000	62,109
Bunge Ltd Finance Corp 4.2% 9/17/2029	20,000	19,905
Bunge Ltd Finance Corp 4.65% 9/17/2034	20,000	19,478
Conagra Brands Inc 4.85% 11/1/2028	75,000	75,809
Conagra Brands Inc 5% 8/1/2030	50,000	50,421
Conagra Brands Inc 5.3% 11/1/2038	10,000	9,439
Conagra Brands Inc 5.4% 11/1/2048	22,000	19,362
Conagra Brands Inc 7% 10/1/2028	50,000	53,381
General Mills Inc 2.875% 4/15/2030	13,000	12,231
General Mills Inc 3% 2/1/2051	50,000	31,486
General Mills Inc 4.2% 4/17/2028	130,000	130,104
General Mills Inc 4.875% 1/30/2030	50,000	51,123
General Mills Inc 4.95% 3/29/2033	50,000	50,339
Hershey Co/The 2.65% 6/1/2050	40,000	23,964
JM Smucker Co 4.25% 3/15/2035	50,000	46,502
JM Smucker Co 6.5% 11/15/2043	50,000	53,068
JM Smucker Co 6.5% 11/15/2053	10,000	10,633
Kellanova 4.3% 5/15/2028	50,000	50,315
Kellanova 5.75% 5/16/2054	20,000	19,531
Kellanova 7.45% 4/1/2031	40,000	45,870
Kraft Heinz Foods Co 3.75% 4/1/2030	40,000	38,786
Kraft Heinz Foods Co 4.875% 10/1/2049	50,000	41,746
Kraft Heinz Foods Co 5.5% 6/1/2050	195,000	176,420
Kraft Heinz Foods Co 6.875% 1/26/2039	20,000	21,761
McCormick & Co Inc/MD 2.5% 4/15/2030	110,000	101,521
Mondelez International Inc 2.625% 9/4/2050	50,000	29,316
Mondelez International Inc 2.75% 4/13/2030	30,000	28,088
Mondelez International Inc 4.75% 8/28/2034	50,000	49,591
Pilgrim's Pride Corp 6.875% 5/15/2034	50,000	54,748
The Campbell's Company 4.15% 3/15/2028	100,000	100,000
The Campbell's Company 4.75% 3/23/2035	80,000	76,603
The Campbell's Company 5.2% 3/21/2029	70,000	71,885
Tyson Foods Inc 4% 3/1/2026	40,000	39,906
Tyson Foods Inc 4.875% 8/15/2034	75,000	73,706
Tyson Foods Inc 5.1% 9/28/2048	40,000	35,885
Tyson Foods Inc 5.7% 3/15/2034	40,000	41,680
		1,816,712
Household Products - 0.1%
Church & Dwight Co Inc 2.3% 12/15/2031	70,000	61,672
Colgate-Palmolive Co 4.6% 3/1/2033	50,000	50,744
Kimberly-Clark Corp 1.05% 9/15/2027	53,000	50,122
Kimberly-Clark Corp 2.875% 2/7/2050	75,000	48,211
Kimberly-Clark Corp 3.1% 3/26/2030	7,000	6,708
Kimberly-Clark Corp 3.9% 5/4/2047	20,000	15,805
Procter & Gamble Co/The 3% 3/25/2030	36,000	34,566
Procter & Gamble Co/The 3.6% 3/25/2050	180,000	135,683
		403,511
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The 1.95% 3/15/2031	75,000	66,138
Estee Lauder Cos Inc/The 5% 2/14/2034	80,000	80,749
Estee Lauder Cos Inc/The 5.15% 5/15/2053	10,000	9,456
Estee Lauder Cos Inc/The 6% 5/15/2037	40,000	42,831
Kenvue Inc 4.9% 3/22/2033	32,000	32,504
Kenvue Inc 5.05% 3/22/2028	32,000	32,809
Kenvue Inc 5.05% 3/22/2053	52,000	47,504
Kenvue Inc 5.2% 3/22/2063	40,000	36,428
		348,419
TOTAL CONSUMER STAPLES		6,454,435

Energy - 0.9%
Energy Equipment & Services - 0.1%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 3.337% 12/15/2027	240,000	236,251
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 4.08% 12/15/2047	60,000	46,701
Halliburton Co 2.92% 3/1/2030	80,000	75,231
Halliburton Co 4.85% 11/15/2035	10,000	9,745
Halliburton Co 5% 11/15/2045	126,000	111,074
Halliburton Co 6.7% 9/15/2038	10,000	10,955
NOV Inc 3.6% 12/1/2029	60,000	58,002
		547,959
Oil, Gas & Consumable Fuels - 0.8%
Cheniere Corpus Christi Holdings LLC 3.7% 11/15/2029	40,000	38,857
Cheniere Energy Partners LP 4.5% 10/1/2029	70,000	69,852
Cheniere Energy Partners LP 5.75% 8/15/2034	70,000	71,896
DCP Midstream Operating LP 5.6% 4/1/2044	20,000	18,641
Enbridge Energy Partners LP 7.5% 4/15/2038	70,000	82,006
Enterprise Products Operating LLC 3.3% 2/15/2053	250,000	163,955
Enterprise Products Operating LLC 3.95% 1/31/2060	40,000	28,772
Enterprise Products Operating LLC 4.95% 2/15/2035	10,000	9,980
Enterprise Products Operating LLC 5.1% 2/15/2045	50,000	46,291
Enterprise Products Operating LLC 5.35% 1/31/2033	270,000	279,644
Enterprise Products Operating LLC 5.55% 2/16/2055	10,000	9,544
Enterprise Products Operating LLC 5.7% 2/15/2042	20,000	20,124
Enterprise Products Operating LLC 7.55% 4/15/2038	55,000	65,148
HF Sinclair Corp 5.5% 9/1/2032	50,000	50,169
Kinder Morgan Inc 5.2% 6/1/2033	30,000	30,349
Marathon Petroleum Corp 4.75% 9/15/2044	88,000	74,128
Marathon Petroleum Corp 5.15% 3/1/2030	20,000	20,568
Marathon Petroleum Corp 5.7% 3/1/2035	40,000	40,849
MPLX LP 4.125% 3/1/2027	240,000	239,512
MPLX LP 4.5% 4/15/2038	48,000	42,802
MPLX LP 4.8% 2/15/2031	40,000	40,030
MPLX LP 4.9% 4/15/2058	50,000	39,999
MPLX LP 5% 3/1/2033	100,000	99,048
MPLX LP 5.4% 9/15/2035	50,000	49,361
MPLX LP 5.5% 2/15/2049	60,000	54,007
MPLX LP 5.5% 6/1/2034	50,000	50,419
MPLX LP 6.2% 9/15/2055	90,000	87,462
ONEOK Inc 3.4% 9/1/2029	80,000	76,806
ONEOK Inc 4.25% 9/24/2027	20,000	20,018
ONEOK Inc 4.45% 9/1/2049	50,000	39,010
ONEOK Inc 4.75% 10/15/2031	50,000	49,999
ONEOK Inc 4.85% 2/1/2049	50,000	40,744
ONEOK Inc 5.05% 11/1/2034	90,000	87,750
ONEOK Inc 5.65% 11/1/2028	20,000	20,775
ONEOK Inc 5.65% 9/1/2034	15,000	15,255
ONEOK Inc 5.7% 11/1/2054	40,000	36,469
ONEOK Inc 5.85% 11/1/2064	40,000	36,415
ONEOK Inc 6.05% 9/1/2033	80,000	84,173
ONEOK Inc 6.25% 10/15/2055	20,000	19,540
ONEOK Inc 6.35% 1/15/2031	187,000	200,846
ONEOK Inc 6.625% 9/1/2053	30,000	30,804
ONEOK Partners LP 6.65% 10/1/2036	50,000	54,161
Phillips 66 3.3% 3/15/2052	50,000	32,041
Phillips 66 3.9% 3/15/2028	220,000	218,636
Phillips 66 4.65% 11/15/2034	65,000	62,700
Phillips 66 5.875% 5/1/2042	54,000	54,033
Phillips 66 Co 4.68% 2/15/2045	10,000	8,402
Phillips 66 Co 4.95% 3/15/2035	40,000	39,196
Phillips 66 Co 5.3% 6/30/2033	60,000	61,296
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	140,000	134,882
Plains All American Pipeline LP / PAA Finance Corp 4.9% 2/15/2045	20,000	16,945
Plains All American Pipeline LP / PAA Finance Corp 5.7% 9/15/2034	30,000	30,603
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	40,000	40,116
Sabine Pass Liquefaction LLC 5% 3/15/2027	160,000	160,905
Targa Resources Corp 4.95% 4/15/2052	60,000	49,634
Targa Resources Corp 5.5% 2/15/2035	70,000	70,605
Targa Resources Corp 6.125% 3/15/2033	50,000	52,875
Targa Resources Corp 6.125% 5/15/2055	40,000	38,878
Targa Resources Corp 6.5% 2/15/2053	10,000	10,218
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5% 1/15/2028	125,000	125,122
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	20,000	19,024
Transcontinental Gas Pipe Line Co LLC 3.95% 5/15/2050	50,000	37,638
Transcontinental Gas Pipe Line Co LLC 4.45% 8/1/2042	105,000	89,293
Valero Energy Corp 2.15% 9/15/2027	125,000	119,891
Valero Energy Corp 3.4% 9/15/2026	50,000	49,546
Valero Energy Corp 4% 4/1/2029	155,000	153,259
Valero Energy Corp 4% 6/1/2052	50,000	35,709
Western Gas Partners LP 4.05% 2/1/2030 (e)	50,000	48,615
Western Gas Partners LP 5.45% 4/1/2044	50,000	43,953
Western Gas Partners LP 5.5% 8/15/2048	20,000	17,188
Western Gas Partners LP 6.35% 1/15/2029	70,000	73,625
Williams Cos Inc/The 3.75% 6/15/2027	26,000	25,794
Williams Cos Inc/The 5.4% 3/2/2026	100,000	100,467
Williams Cos Inc/The 5.65% 3/15/2033	50,000	52,044
		4,709,311
TOTAL ENERGY		5,257,270

Financials - 6.7%
Banks - 3.0%
Bank of America Corp 1.734% 7/22/2027 (b)	43,000	42,019
Bank of America Corp 2.087% 6/14/2029 (b)	310,000	292,905
Bank of America Corp 2.482% 9/21/2036 (b)	60,000	51,907
Bank of America Corp 2.651% 3/11/2032 (b)	80,000	72,715
Bank of America Corp 2.676% 6/19/2041 (b)	420,000	302,713
Bank of America Corp 2.687% 4/22/2032 (b)	43,000	39,009
Bank of America Corp 2.831% 10/24/2051 (b)	50,000	31,095
Bank of America Corp 3.194% 7/23/2030 (b)	180,000	172,873
Bank of America Corp 3.593% 7/21/2028 (b)	45,000	44,513
Bank of America Corp 3.846% 3/8/2037 (b)	180,000	166,246
Bank of America Corp 3.974% 2/7/2030 (b)	35,000	34,709
Bank of America Corp 4.083% 3/20/2051 (b)	130,000	102,235
Bank of America Corp 4.183% 11/25/2027	95,000	94,937
Bank of America Corp 4.244% 4/24/2038 (b)	75,000	68,820
Bank of America Corp 4.271% 7/23/2029 (b)	60,000	60,149
Bank of America Corp 4.33% 3/15/2050 (b)	50,000	41,217
Bank of America Corp 4.376% 4/27/2028 (b)	100,000	100,219
Bank of America Corp 4.571% 4/27/2033 (b)	510,000	504,718
Bank of America Corp 4.623% 5/9/2029 (b)	200,000	202,256
Bank of America Corp 4.75% 4/21/2045	55,000	48,420
Bank of America Corp 5.162% 1/24/2031 (b)	100,000	103,208
Bank of America Corp 5.202% 4/25/2029 (b)	50,000	51,268
Bank of America Corp 5.288% 4/25/2034 (b)	40,000	41,031
Bank of America Corp 5.425% 8/15/2035 (b)	10,000	10,066
Bank of America Corp 5.511% 1/24/2036 (b)	280,000	288,454
Bank of America Corp 5.518% 10/25/2035 (b)	20,000	20,178
Bank of America Corp 5.872% 9/15/2034 (b)	120,000	127,316
Bank of America Corp 5.875% 2/7/2042	135,000	141,029
Bank of America Corp 6.11% 1/29/2037	200,000	212,450
Bank of America Corp 6.204% 11/10/2028 (b)	350,000	364,760
Bank of America NA 5.526% 8/18/2026	510,000	516,384
Citibank NA 4.914% 5/29/2030	250,000	256,549
Citigroup Inc 2.976% 11/5/2030 (b)	290,000	274,050
Citigroup Inc 3.2% 10/21/2026	191,000	188,847
Citigroup Inc 3.52% 10/27/2028 (b)	190,000	187,128
Citigroup Inc 3.785% 3/17/2033 (b)	190,000	178,519
Citigroup Inc 4.125% 7/25/2028	154,000	153,812
Citigroup Inc 4.412% 3/31/2031 (b)	110,000	109,755
Citigroup Inc 4.6% 3/9/2026	490,000	490,426
Citigroup Inc 4.65% 7/23/2048	135,000	117,038
Citigroup Inc 4.65% 7/30/2045	42,000	36,782
Citigroup Inc 4.75% 5/18/2046	60,000	52,266
Citigroup Inc 5.333% 3/27/2036 (b)	60,000	60,633
Citigroup Inc 5.411% 9/19/2039 (b)	230,000	227,730
Citigroup Inc 5.449% 6/11/2035 (b)	180,000	185,032
Citigroup Inc 5.612% 3/4/2056 (b)	40,000	39,038
Citigroup Inc 5.827% 2/13/2035 (b)	10,000	10,281
Citigroup Inc 5.875% 1/30/2042	65,000	67,467
Citigroup Inc 6.174% 5/25/2034 (b)	80,000	84,281
Citigroup Inc 6.27% 11/17/2033 (b)	160,000	173,403
Citigroup Inc 6.625% 6/15/2032	60,000	66,150
Citigroup Inc 8.125% 7/15/2039	85,000	107,342
Citizens Financial Group Inc 2.5% 2/6/2030	10,000	9,171
Citizens Financial Group Inc 2.638% 9/30/2032	20,000	16,901
Citizens Financial Group Inc 5.253% 3/5/2031 (b)	40,000	40,895
Citizens Financial Group Inc 5.718% 7/23/2032 (b)	50,000	52,221
Citizens Financial Group Inc 6.645% 4/25/2035 (b)	15,000	16,314
Fifth Third Bancorp 3.95% 3/14/2028	100,000	99,530
Fifth Third Bancorp 4.337% 4/25/2033 (b)	50,000	48,367
Fifth Third Bancorp 4.772% 7/28/2030 (b)	30,000	30,365
Fifth Third Bancorp 6.361% 10/27/2028 (b)	70,000	73,108
Fifth Third Bancorp 8.25% 3/1/2038	20,000	24,503
Huntington Bancshares Inc/OH 2.55% 2/4/2030	65,000	60,175
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (b)	30,000	30,086
Huntington Bancshares Inc/OH 5.272% 1/15/2031 (b)	50,000	51,548
Huntington Bancshares Inc/OH 5.709% 2/2/2035 (b)	30,000	31,000
Huntington Bancshares Inc/OH 6.141% 11/18/2039 (b)	30,000	30,876
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (b)	30,000	31,615
JPMorgan Chase & Co 1.47% 9/22/2027 (b)	170,000	165,070
JPMorgan Chase & Co 2.069% 6/1/2029 (b)	150,000	141,891
JPMorgan Chase & Co 2.525% 11/19/2041 (b)	110,000	78,322
JPMorgan Chase & Co 2.545% 11/8/2032 (b)	180,000	160,487
JPMorgan Chase & Co 2.956% 5/13/2031 (b)	50,000	46,676
JPMorgan Chase & Co 3.109% 4/22/2051 (b)	230,000	153,804
JPMorgan Chase & Co 3.328% 4/22/2052 (b)	80,000	55,349
JPMorgan Chase & Co 3.702% 5/6/2030 (b)	40,000	39,214
JPMorgan Chase & Co 4.203% 7/23/2029 (b)	30,000	30,026
JPMorgan Chase & Co 4.323% 4/26/2028 (b)	170,000	170,203
JPMorgan Chase & Co 4.452% 12/5/2029 (b)	185,000	186,454
JPMorgan Chase & Co 4.493% 3/24/2031 (b)	200,000	201,475
JPMorgan Chase & Co 4.565% 6/14/2030 (b)	310,000	313,414
JPMorgan Chase & Co 4.586% 4/26/2033 (b)	170,000	169,280
JPMorgan Chase & Co 4.912% 7/25/2033 (b)	125,000	126,737
JPMorgan Chase & Co 4.95% 6/1/2045	92,000	84,115
JPMorgan Chase & Co 5.103% 4/22/2031 (b)	120,000	123,803
JPMorgan Chase & Co 5.14% 1/24/2031 (b)	100,000	103,053
JPMorgan Chase & Co 5.294% 7/22/2035 (b)	360,000	366,965
JPMorgan Chase & Co 5.35% 6/1/2034 (b)	220,000	227,127
JPMorgan Chase & Co 5.572% 4/22/2036 (b)	440,000	457,439
JPMorgan Chase & Co 5.576% 7/23/2036 (b)	120,000	122,401
JPMorgan Chase & Co 5.766% 4/22/2035 (b)	110,000	116,159
JPMorgan Chase & Co 6.4% 5/15/2038	86,000	96,046
KeyCorp 2.55% 10/1/2029	40,000	37,412
KeyCorp 4.1% 4/30/2028	55,000	54,911
KeyCorp 4.789% 6/1/2033 (b)	50,000	49,516
KeyCorp 6.401% 3/6/2035 (b)	30,000	32,227
M&T Bank Corp 5.053% 1/27/2034 (b)	65,000	64,502
M&T Bank Corp 5.385% 1/16/2036 (b)	20,000	20,043
M&T Bank Corp 6.082% 3/13/2032 (b)	50,000	53,084
Morgan Stanley Private Bank NA 4.734% 7/18/2031 (b)	400,000	405,619
PNC Financial Services Group Inc/The 1.15% 8/13/2026	203,000	197,285
PNC Financial Services Group Inc/The 4.626% 6/6/2033 (b)	85,000	83,644
PNC Financial Services Group Inc/The 4.812% 10/21/2032 (b)	50,000	50,558
PNC Financial Services Group Inc/The 5.222% 1/29/2031 (b)	30,000	31,001
PNC Financial Services Group Inc/The 5.373% 7/21/2036 (b)	70,000	71,135
PNC Financial Services Group Inc/The 5.492% 5/14/2030 (b)	80,000	83,279
PNC Financial Services Group Inc/The 5.575% 1/29/2036 (b)	20,000	20,646
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (b)	100,000	103,736
PNC Financial Services Group Inc/The 5.676% 1/22/2035 (b)	50,000	52,128
PNC Financial Services Group Inc/The 5.939% 8/18/2034 (b)	80,000	85,026
PNC Financial Services Group Inc/The 6.037% 10/28/2033 (b)	50,000	53,555
PNC Financial Services Group Inc/The 6.875% 10/20/2034 (b)	80,000	89,822
Regions Financial Corp 1.8% 8/12/2028	100,000	93,470
Regions Financial Corp 7.375% 12/10/2037	20,000	22,714
Santander Holdings USA Inc 4.4% 7/13/2027	73,000	73,171
Santander Holdings USA Inc 5.741% 3/20/2031 (b)	40,000	41,570
Santander Holdings USA Inc 6.565% 6/12/2029 (b)	80,000	84,139
Santander Holdings USA Inc 7.66% 11/9/2031 (b)	60,000	67,566
Truist Financial Corp 1.267% 3/2/2027 (b)	103,000	101,443
Truist Financial Corp 3.875% 3/19/2029	110,000	108,369
Truist Financial Corp 4.873% 1/26/2029 (b)	35,000	35,540
Truist Financial Corp 5.711% 1/24/2035 (b)	60,000	62,501
Truist Financial Corp 5.867% 6/8/2034 (b)	100,000	105,117
Truist Financial Corp 6.123% 10/28/2033 (b)	100,000	106,898
US Bancorp 1.375% 7/22/2030	380,000	332,189
US Bancorp 2.491% 11/3/2036 (b)	50,000	43,025
US Bancorp 3.1% 4/27/2026	50,000	49,610
US Bancorp 3.9% 4/26/2028	94,000	93,885
US Bancorp 4.653% 2/1/2029 (b)	80,000	80,911
US Bancorp 4.967% 7/22/2033 (b)	30,000	29,801
US Bancorp 5.046% 2/12/2031 (b)	40,000	41,037
US Bancorp 5.424% 2/12/2036 (b)	50,000	51,164
US Bancorp 5.836% 6/12/2034 (b)	100,000	105,461
US Bancorp 5.85% 10/21/2033 (b)	30,000	31,721
Wachovia Corp 5.5% 8/1/2035	60,000	61,237
Wells Fargo & Co 2.879% 10/30/2030 (b)	510,000	481,579
Wells Fargo & Co 3.9% 5/1/2045	100,000	79,537
Wells Fargo & Co 4.611% 4/25/2053 (b)	120,000	101,713
Wells Fargo & Co 4.897% 7/25/2033 (b)	425,000	427,507
Wells Fargo & Co 4.9% 11/17/2045	280,000	247,991
Wells Fargo & Co 5.211% 12/3/2035 (b)	440,000	443,691
Wells Fargo & Co 5.389% 4/24/2034 (b)	170,000	174,943
Wells Fargo & Co 5.557% 7/25/2034 (b)	50,000	51,915
Wells Fargo & Co 5.574% 7/25/2029 (b)	50,000	51,834
Wells Fargo & Co 5.606% 1/15/2044	100,000	97,700
Wells Fargo & Co 6.491% 10/23/2034 (b)	100,000	109,968
		17,528,579
Capital Markets - 1.7%
Affiliated Managers Group Inc 5.5% 8/20/2034	20,000	20,287
Ameriprise Financial Inc 5.15% 5/15/2033	15,000	15,410
Ameriprise Financial Inc 5.7% 12/15/2028	40,000	41,919
Bank of New York Mellon Corp/The 1.8% 7/28/2031	47,000	41,199
Bank of New York Mellon Corp/The 3.3% 8/23/2029	40,000	38,738
Bank of New York Mellon Corp/The 3.85% 4/28/2028	170,000	170,265
Bank of New York Mellon Corp/The 4.289% 6/13/2033 (b)	50,000	48,851
Bank of New York Mellon Corp/The 4.942% 2/11/2031 (b)	50,000	51,378
Bank of New York Mellon Corp/The 4.967% 4/26/2034 (b)	30,000	30,293
Bank of New York Mellon Corp/The 4.975% 3/14/2030 (b)	90,000	92,497
Bank of New York Mellon Corp/The 5.225% 11/20/2035 (b)	70,000	71,419
Bank of New York Mellon Corp/The 5.316% 6/6/2036 (b)	20,000	20,508
Bank of New York Mellon Corp/The 5.834% 10/25/2033 (b)	100,000	106,850
BlackRock Funding Inc 4.6% 7/26/2027	60,000	60,753
BlackRock Funding Inc 4.9% 1/8/2035	30,000	30,525
BlackRock Funding Inc 5.35% 1/8/2055	105,000	101,283
Blackrock Inc 3.2% 3/15/2027	220,000	217,797
Blackrock Inc 4.75% 5/25/2033	10,000	10,152
Cboe Global Markets Inc 3.65% 1/12/2027	60,000	59,654
Charles Schwab Corp/The 1.65% 3/11/2031	50,000	43,413
Charles Schwab Corp/The 2% 3/20/2028	115,000	109,623
Charles Schwab Corp/The 2.9% 3/3/2032	55,000	49,861
Charles Schwab Corp/The 5.853% 5/19/2034 (b)	10,000	10,634
Charles Schwab Corp/The 5.875% 8/24/2026	200,000	202,945
Charles Schwab Corp/The 6.136% 8/24/2034 (b)	60,000	65,197
CME Group Inc 2.65% 3/15/2032	90,000	81,164
CME Group Inc 4.15% 6/15/2048	20,000	16,639
Franklin Resources Inc 2.95% 8/12/2051	20,000	12,238
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (b)	100,000	99,091
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (b)	260,000	253,164
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (b)	100,000	88,580
Goldman Sachs Group Inc/The 2.615% 4/22/2032 (b)	65,000	58,663
Goldman Sachs Group Inc/The 2.65% 10/21/2032 (b)	165,000	147,522
Goldman Sachs Group Inc/The 3.436% 2/24/2043 (b)	135,000	103,305
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (b)	795,000	787,681
Goldman Sachs Group Inc/The 4.017% 10/31/2038 (b)	155,000	136,337
Goldman Sachs Group Inc/The 4.411% 4/23/2039 (b)	180,000	163,895
Goldman Sachs Group Inc/The 5.016% 10/23/2035 (b)	200,000	198,744
Goldman Sachs Group Inc/The 5.15% 5/22/2045	20,000	18,302
Goldman Sachs Group Inc/The 5.207% 1/28/2031 (b)	50,000	51,521
Goldman Sachs Group Inc/The 5.33% 7/23/2035 (b)	30,000	30,510
Goldman Sachs Group Inc/The 5.536% 1/28/2036 (b)	100,000	103,115
Goldman Sachs Group Inc/The 5.561% 11/19/2045 (b)	170,000	168,042
Goldman Sachs Group Inc/The 6.125% 2/15/2033	40,000	43,822
Goldman Sachs Group Inc/The 6.25% 2/1/2041	75,000	80,500
Goldman Sachs Group Inc/The 6.45% 5/1/2036	20,000	21,762
Goldman Sachs Group Inc/The 6.75% 10/1/2037	180,000	200,070
Intercontinental Exchange Inc 1.85% 9/15/2032	140,000	117,358
Intercontinental Exchange Inc 2.65% 9/15/2040	225,000	163,813
Intercontinental Exchange Inc 3% 9/15/2060	20,000	11,930
Intercontinental Exchange Inc 3.75% 9/21/2028	20,000	19,802
Intercontinental Exchange Inc 4.35% 6/15/2029	100,000	100,628
Intercontinental Exchange Inc 5.2% 6/15/2062	20,000	18,323
Intercontinental Exchange Inc 5.25% 6/15/2031	50,000	52,175
Jefferies Financial Group Inc 4.15% 1/23/2030	80,000	78,958
Jefferies Financial Group Inc 4.85% 1/15/2027	50,000	50,361
Jefferies Financial Group Inc 5.875% 7/21/2028	30,000	31,276
Lazard Group LLC 4.5% 9/19/2028	70,000	70,309
Legg Mason Inc 5.625% 1/15/2044	10,000	9,836
LPL Holdings Inc 5.15% 6/15/2030	60,000	61,264
LPL Holdings Inc 5.65% 3/15/2035	20,000	20,215
LPL Holdings Inc 6.75% 11/17/2028	20,000	21,409
Moody's Corp 4.25% 2/1/2029	110,000	110,482
Moody's Corp 4.875% 12/17/2048	40,000	35,460
Moody's Corp 5% 8/5/2034	40,000	40,515
Morgan Stanley 1.512% 7/20/2027 (b)	70,000	68,269
Morgan Stanley 1.593% 5/4/2027 (b)	60,000	58,882
Morgan Stanley 1.794% 2/13/2032 (b)	195,000	169,138
Morgan Stanley 2.239% 7/21/2032 (b)	70,000	61,499
Morgan Stanley 2.484% 9/16/2036 (b)	55,000	47,689
Morgan Stanley 2.511% 10/20/2032 (b)	20,000	17,746
Morgan Stanley 2.699% 1/22/2031 (b)	360,000	335,513
Morgan Stanley 3.217% 4/22/2042 (b)	175,000	133,317
Morgan Stanley 3.625% 1/20/2027	268,000	266,571
Morgan Stanley 3.772% 1/24/2029 (b)	510,000	504,907
Morgan Stanley 3.95% 4/23/2027	50,000	49,822
Morgan Stanley 5.042% 7/19/2030 (b)	20,000	20,488
Morgan Stanley 5.123% 2/1/2029 (b)	100,000	102,134
Morgan Stanley 5.164% 4/20/2029 (b)	200,000	204,473
Morgan Stanley 5.192% 4/17/2031 (b)	140,000	144,308
Morgan Stanley 5.25% 4/21/2034 (b)	50,000	51,046
Morgan Stanley 5.297% 4/20/2037 (b)	95,000	95,582
Morgan Stanley 5.32% 7/19/2035 (b)	20,000	20,381
Morgan Stanley 5.424% 7/21/2034 (b)	240,000	247,784
Morgan Stanley 5.587% 1/18/2036 (b)	100,000	103,391
Morgan Stanley 5.597% 3/24/2051 (b)	160,000	157,985
Morgan Stanley 5.664% 4/17/2036 (b)	140,000	145,723
Morgan Stanley 5.831% 4/19/2035 (b)	80,000	84,428
Morgan Stanley 5.942% 2/7/2039 (b)	60,000	62,336
Morgan Stanley 6.627% 11/1/2034 (b)	20,000	22,203
Nasdaq Inc 1.65% 1/15/2031	85,000	74,379
Nasdaq Inc 2.5% 12/21/2040	70,000	48,729
Nasdaq Inc 3.95% 3/7/2052	10,000	7,484
Nasdaq Inc 5.35% 6/28/2028	30,000	30,953
Nasdaq Inc 5.95% 8/15/2053	8,000	8,153
Nasdaq Inc 6.1% 6/28/2063	10,000	10,255
Northern Trust Corp 1.95% 5/1/2030	50,000	45,474
Northern Trust Corp 3.375% 5/8/2032 (b)	30,000	29,329
Northern Trust Corp 6.125% 11/2/2032	15,000	16,334
S&P Global Inc 2.3% 8/15/2060	85,000	42,501
S&P Global Inc 2.9% 3/1/2032	20,000	18,270
S&P Global Inc 3.25% 12/1/2049	50,000	34,705
S&P Global Inc 4.75% 8/1/2028	70,000	71,404
State Street Corp 1.684% 11/18/2027 (b)	250,000	242,424
State Street Corp 2.203% 2/7/2028 (b)	140,000	136,220
State Street Corp 2.623% 2/7/2033 (b)	60,000	53,547
State Street Corp 4.729% 2/28/2030	30,000	30,675
State Street Corp 4.821% 1/26/2034 (b)	80,000	80,313
State Street Corp 5.146% 2/28/2036 (b)	20,000	20,253
State Street Corp 5.159% 5/18/2034 (b)	30,000	30,769
State Street Corp 6.123% 11/21/2034 (b)	30,000	32,210
		9,830,228
Consumer Finance - 0.6%
Ally Financial Inc 6.184% 7/26/2035 (b)	50,000	51,402
Ally Financial Inc 6.848% 1/3/2030 (b)	40,000	42,440
Ally Financial Inc 8% 11/1/2031	65,000	74,390
American Express Co 4.05% 12/3/2042	70,000	59,161
American Express Co 5.043% 5/1/2034 (b)	60,000	60,954
American Express Co 5.282% 7/27/2029 (b)	60,000	61,907
American Express Co 5.284% 7/26/2035 (b)	100,000	102,122
American Express Co 5.442% 1/30/2036 (b)	50,000	51,394
American Express Co 5.667% 4/25/2036 (b)	60,000	62,694
Capital One Financial Corp 2.359% 7/29/2032 (b)	10,000	8,604
Capital One Financial Corp 3.273% 3/1/2030 (b)	80,000	77,096
Capital One Financial Corp 3.75% 7/28/2026	115,000	114,288
Capital One Financial Corp 3.8% 1/31/2028	210,000	208,123
Capital One Financial Corp 4.1% 2/9/2027	50,000	49,887
Capital One Financial Corp 4.5% 1/30/2026	102,000	101,959
Capital One Financial Corp 5.247% 7/26/2030 (b)	80,000	82,271
Capital One Financial Corp 5.468% 2/1/2029 (b)	45,000	46,193
Capital One Financial Corp 5.7% 2/1/2030 (b)	60,000	62,197
Capital One Financial Corp 6.183% 1/30/2036 (b)	50,000	51,573
Capital One Financial Corp 6.377% 6/8/2034 (b)	170,000	182,868
Capital One Financial Corp 7.964% 11/2/2034 (b)	40,000	46,803
Ford Motor Credit Co LLC 5.85% 5/17/2027	200,000	201,998
Ford Motor Credit Co LLC 6.798% 11/7/2028	200,000	208,155
Ford Motor Credit Co LLC 6.8% 5/12/2028	145,000	150,582
John Deere Capital Corp 1.7% 1/11/2027	270,000	262,255
John Deere Capital Corp 3.45% 3/7/2029	60,000	58,896
John Deere Capital Corp 4.375% 10/15/2030	20,000	20,158
John Deere Capital Corp 4.9% 3/3/2028	60,000	61,385
John Deere Capital Corp 5.05% 6/12/2034	30,000	30,628
John Deere Capital Corp 5.15% 9/8/2033	60,000	62,216
Synchrony Financial 2.875% 10/28/2031	30,000	26,602
Synchrony Financial 3.7% 8/4/2026	30,000	29,784
Synchrony Financial 5.935% 8/2/2030 (b)	50,000	51,784
Toyota Motor Credit Corp 2.15% 2/13/2030	110,000	101,084
Toyota Motor Credit Corp 2.4% 1/13/2032	70,000	61,993
Toyota Motor Credit Corp 3.65% 1/8/2029	60,000	59,288
Toyota Motor Credit Corp 4.55% 8/9/2029	10,000	10,165
Toyota Motor Credit Corp 4.6% 10/10/2031	30,000	30,286
Toyota Motor Credit Corp 4.625% 1/12/2028	145,000	147,069
Toyota Motor Credit Corp 4.65% 1/5/2029	160,000	162,946
		3,335,600
Financial Services - 0.5%
Aon Corp / Aon Global Holdings PLC 2.85% 5/28/2027	50,000	48,982
Aon Corp / Aon Global Holdings PLC 2.9% 8/23/2051	50,000	30,633
Apollo Global Management Inc 5.15% 8/12/2035	70,000	69,695
CNH Industrial Capital LLC 5.5% 1/12/2029	60,000	62,204
Corebridge Financial Inc 4.35% 4/5/2042	110,000	92,554
Corebridge Financial Inc 6.875% 12/15/2052 (b)	60,000	62,049
CRH SMW Finance DAC 5.125% 1/9/2030	300,000	308,673
DH Europe Finance II Sarl 2.6% 11/15/2029	20,000	18,825
DH Europe Finance II Sarl 3.4% 11/15/2049	20,000	14,185
Equitable Holdings Inc 4.35% 4/20/2028	170,000	170,653
Equitable Holdings Inc 5% 4/20/2048	16,000	14,310
Fidelity National Information Services Inc 1.15% 3/1/2026	68,000	66,919
Fidelity National Information Services Inc 2.25% 3/1/2031	50,000	44,372
Fidelity National Information Services Inc 5.1% 7/15/2032	60,000	61,254
Fiserv Inc 2.65% 6/1/2030	130,000	120,116
Fiserv Inc 3.5% 7/1/2029	40,000	38,841
Fiserv Inc 4.4% 7/1/2049	120,000	95,957
Fiserv Inc 4.55% 2/15/2031	40,000	39,993
Global Payments Inc 1.2% 3/1/2026	122,000	120,040
Global Payments Inc 4.15% 8/15/2049	50,000	36,876
Global Payments Inc 5.4% 8/15/2032	20,000	20,358
Global Payments Inc 5.95% 8/15/2052	20,000	19,019
HA Sustainable Infrastructure Capital Inc 6.75% 7/15/2035	40,000	40,406
Jackson Financial Inc 3.125% 11/23/2031	20,000	18,074
Jackson Financial Inc 5.17% 6/8/2027	50,000	50,644
Jackson Financial Inc 5.67% 6/8/2032	20,000	20,700
Mastercard Inc 2.95% 11/21/2026	185,000	182,843
Mastercard Inc 2.95% 3/15/2051	100,000	64,805
Mastercard Inc 3.3% 3/26/2027	13,000	12,884
Mastercard Inc 3.35% 3/26/2030	18,000	17,515
Mastercard Inc 3.65% 6/1/2049	20,000	15,055
Mastercard Inc 3.85% 3/26/2050	65,000	50,344
Mastercard Inc 4.875% 5/9/2034	70,000	71,304
National Rural Utilities Cooperative Finance Corp 4.15% 12/15/2032	100,000	97,001
National Rural Utilities Cooperative Finance Corp 5.45% 10/30/2025	220,000	220,331
National Rural Utilities Cooperative Finance Corp 5.8% 1/15/2033	30,000	31,937
PayPal Holdings Inc 2.3% 6/1/2030	50,000	45,899
PayPal Holdings Inc 5.1% 4/1/2035	50,000	50,557
PayPal Holdings Inc 5.25% 6/1/2062	55,000	50,512
PayPal Holdings Inc 5.5% 6/1/2054	10,000	9,676
Rexford Industrial Realty LP 2.125% 12/1/2030	20,000	17,686
Visa Inc 1.9% 4/15/2027	43,000	41,652
Visa Inc 2% 8/15/2050	50,000	26,751
Visa Inc 2.05% 4/15/2030	70,000	64,295
Visa Inc 2.7% 4/15/2040	60,000	45,553
Visa Inc 2.75% 9/15/2027	205,000	200,596
Visa Inc 4.3% 12/14/2045	65,000	56,239
Voya Financial Inc 3.65% 6/15/2026	60,000	59,695
Voya Financial Inc 5.7% 7/15/2043	20,000	19,668
Western Union Co/The 6.2% 11/17/2036	15,000	15,262
		3,154,392
Insurance - 0.9%
AFLAC Inc 4.75% 1/15/2049	30,000	25,961
Allstate Corp/The 1.45% 12/15/2030	280,000	241,028
American International Group Inc 4.375% 6/30/2050	50,000	41,042
American International Group Inc 4.5% 7/16/2044	127,000	110,547
Aon Corp 4.5% 12/15/2028	50,000	50,465
Aon Corp 6.25% 9/30/2040	10,000	10,751
Aon Global Ltd 4.75% 5/15/2045	68,000	59,441
Aon North America Inc 5.45% 3/1/2034	185,000	190,982
Arch Capital Finance LLC 4.011% 12/15/2026	170,000	169,700
Arch Capital Finance LLC 5.031% 12/15/2046	10,000	9,052
Arch Capital Group US Inc 5.144% 11/1/2043	50,000	46,203
Arthur J Gallagher & Co 3.5% 5/20/2051	20,000	13,767
Arthur J Gallagher & Co 4.85% 12/15/2029	30,000	30,582
Arthur J Gallagher & Co 5.15% 2/15/2035	100,000	100,282
Arthur J Gallagher & Co 5.45% 7/15/2034	20,000	20,578
Arthur J Gallagher & Co 5.55% 2/15/2055	22,000	20,729
Arthur J Gallagher & Co 5.75% 3/2/2053	35,000	33,821
Arthur J Gallagher & Co 6.75% 2/15/2054	30,000	32,762
Assurant Inc 4.9% 3/27/2028	30,000	30,413
Assured Guaranty US Holdings Inc 3.15% 6/15/2031	40,000	37,461
Athene Holding Ltd 5.875% 1/15/2034	111,000	115,008
Athene Holding Ltd 6.15% 4/3/2030	65,000	69,360
Athene Holding Ltd 6.625% 10/15/2054 (b)	20,000	20,061
Athene Holding Ltd 6.625% 5/19/2055	20,000	20,498
Athene Holding Ltd 6.65% 2/1/2033	40,000	43,301
Brighthouse Financial Inc 3.85% 12/22/2051	50,000	30,955
Brown & Brown Inc 2.375% 3/15/2031	50,000	44,412
Brown & Brown Inc 4.5% 3/15/2029	65,000	65,245
Brown & Brown Inc 5.55% 6/23/2035	40,000	40,771
Brown & Brown Inc 6.25% 6/23/2055	40,000	40,895
Chubb Corp/The 6.5% 5/15/2038	40,000	45,139
Chubb INA Holdings LLC 1.375% 9/15/2030	50,000	43,772
Chubb INA Holdings LLC 2.85% 12/15/2051	15,000	9,511
Chubb INA Holdings LLC 3.05% 12/15/2061	70,000	42,303
Chubb INA Holdings LLC 3.35% 5/3/2026	144,000	143,148
Chubb INA Holdings LLC 4.9% 8/15/2035	70,000	69,605
First American Financial Corp 2.4% 8/15/2031	40,000	34,652
Globe Life Inc 2.15% 8/15/2030	60,000	53,641
Hartford Insurance Group Inc/The 2.8% 8/19/2029	135,000	128,050
Hartford Insurance Group Inc/The 2.9% 9/15/2051	20,000	12,517
Hartford Insurance Group Inc/The 3.6% 8/19/2049	20,000	14,549
Lincoln National Corp 3.8% 3/1/2028	76,000	75,097
Markel Group Inc 5% 5/20/2049	70,000	60,994
Markel Group Inc 6% 5/16/2054	10,000	9,916
Marsh & McLennan Cos Inc 2.9% 12/15/2051	50,000	30,851
Marsh & McLennan Cos Inc 3.75% 3/14/2026	220,000	219,304
Marsh & McLennan Cos Inc 4.35% 1/30/2047	30,000	24,973
Marsh & McLennan Cos Inc 4.65% 3/15/2030	100,000	101,781
Marsh & McLennan Cos Inc 4.75% 3/15/2039	95,000	90,410
Marsh & McLennan Cos Inc 4.85% 11/15/2031	100,000	102,328
Marsh & McLennan Cos Inc 4.9% 3/15/2049	33,000	29,406
Marsh & McLennan Cos Inc 5% 3/15/2035	30,000	30,120
Marsh & McLennan Cos Inc 5.4% 3/15/2055	40,000	37,962
Marsh & McLennan Cos Inc 5.4% 9/15/2033	30,000	31,234
MetLife Inc 4.125% 8/13/2042	100,000	83,915
MetLife Inc 4.55% 3/23/2030	200,000	203,761
MetLife Inc 5% 7/15/2052	50,000	45,067
MetLife Inc 5.25% 1/15/2054	10,000	9,393
MetLife Inc 5.375% 7/15/2033	75,000	78,498
MetLife Inc 5.7% 6/15/2035	60,000	63,576
MetLife Inc 6.35% 3/15/2055 (b)	5,000	5,207
MetLife Inc 6.4% 12/15/2066 (b)	70,000	73,301
Principal Financial Group Inc 3.1% 11/15/2026	70,000	69,134
Principal Financial Group Inc 4.3% 11/15/2046	20,000	16,542
Principal Financial Group Inc 6.05% 10/15/2036	50,000	53,619
Progressive Corp/The 3% 3/15/2032	65,000	59,725
Progressive Corp/The 3.2% 3/26/2030	100,000	96,268
Progressive Corp/The 4.125% 4/15/2047	50,000	40,959
Progressive Corp/The 4.2% 3/15/2048	10,000	8,248
Prudential Financial Inc 3.7% 10/1/2050 (b)	75,000	69,290
Prudential Financial Inc 3.7% 3/13/2051	20,000	14,598
Prudential Financial Inc 3.935% 12/7/2049	20,000	15,206
Prudential Financial Inc 4.35% 2/25/2050	190,000	155,701
Prudential Financial Inc 4.5% 9/15/2047 (b)	80,000	78,729
Prudential Financial Inc 5.7% 9/15/2048 (b)	50,000	50,794
Prudential Financial Inc 6.5% 3/15/2054 (b)	10,000	10,511
Reinsurance Group of America Inc 5.75% 9/15/2034	20,000	20,620
Reinsurance Group of America Inc 6% 9/15/2033	20,000	21,119
Reinsurance Group of America Inc 6.65% 9/15/2055 (b)	20,000	20,372
Selective Insurance Group Inc 5.9% 4/15/2035	20,000	20,635
Travelers Companies Inc/The 5.35% 11/1/2040	125,000	126,350
Travelers Companies Inc/The 5.45% 5/25/2053	40,000	38,864
Travelers Companies Inc/The 5.7% 7/24/2055	10,000	10,014
Travelers Companies Inc/The 6.25% 6/15/2037	40,000	44,078
Unum Group 4% 6/15/2029	30,000	29,556
Unum Group 6% 6/15/2054	30,000	29,235
Willis North America Inc 2.95% 9/15/2029	93,000	88,056
Willis North America Inc 4.5% 9/15/2028	30,000	30,262
Willis North America Inc 5.9% 3/5/2054	40,000	39,439
		5,027,978
TOTAL FINANCIALS		38,876,777

Health Care - 3.1%
Biotechnology - 0.6%
AbbVie Inc 2.95% 11/21/2026	205,000	202,313
AbbVie Inc 3.2% 11/21/2029	20,000	19,272
AbbVie Inc 4.05% 11/21/2039	10,000	8,799
AbbVie Inc 4.25% 11/21/2049	400,000	325,909
AbbVie Inc 4.5% 5/14/2035	160,000	155,040
AbbVie Inc 4.7% 5/14/2045	230,000	206,182
AbbVie Inc 4.8% 3/15/2029	100,000	102,383
AbbVie Inc 4.875% 11/14/2048	120,000	108,292
AbbVie Inc 5.05% 3/15/2034	100,000	101,877
AbbVie Inc 5.4% 3/15/2054	80,000	76,775
Amgen Inc 2.8% 8/15/2041	200,000	143,830
Amgen Inc 3.15% 2/21/2040	105,000	81,278
Amgen Inc 3.375% 2/21/2050	30,000	20,952
Amgen Inc 4.2% 3/1/2033	100,000	96,631
Amgen Inc 4.4% 5/1/2045	178,000	150,567
Amgen Inc 4.875% 3/1/2053	40,000	34,542
Amgen Inc 5.15% 3/2/2028	270,000	276,308
Amgen Inc 5.25% 3/2/2030	220,000	227,897
Amgen Inc 5.25% 3/2/2033	60,000	61,597
Amgen Inc 5.6% 3/2/2043	80,000	79,062
Amgen Inc 5.65% 3/2/2053	50,000	48,358
Amgen Inc 5.75% 3/2/2063	120,000	115,331
Baxalta Inc 5.25% 6/23/2045	135,000	125,998
Biogen Inc 3.15% 5/1/2050	20,000	12,474
Biogen Inc 3.25% 2/15/2051	67,000	42,218
Biogen Inc 5.05% 1/15/2031	170,000	174,466
Biogen Inc 5.2% 9/15/2045	10,000	8,956
Gilead Sciences Inc 2.6% 10/1/2040	150,000	108,159
Gilead Sciences Inc 2.8% 10/1/2050	110,000	68,589
Gilead Sciences Inc 3.65% 3/1/2026	175,000	174,407
Gilead Sciences Inc 4.5% 2/1/2045	30,000	26,203
Gilead Sciences Inc 4.8% 11/15/2029	50,000	51,334
Gilead Sciences Inc 4.8% 4/1/2044	52,000	47,479
Gilead Sciences Inc 5.5% 11/15/2054	100,000	97,250
Gilead Sciences Inc 5.55% 10/15/2053	20,000	19,563
		3,600,291
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories 4.75% 11/30/2036	45,000	44,725
Abbott Laboratories 4.75% 4/15/2043	20,000	18,781
Abbott Laboratories 5.3% 5/27/2040	140,000	143,205
Abbott Laboratories 6% 4/1/2039	20,000	21,959
Baxter International Inc 1.915% 2/1/2027	60,000	58,033
Baxter International Inc 2.539% 2/1/2032	100,000	86,995
Baxter International Inc 3.132% 12/1/2051	10,000	6,141
Becton Dickinson & Co 2.823% 5/20/2030	140,000	130,957
Becton Dickinson & Co 3.794% 5/20/2050	20,000	14,785
Becton Dickinson & Co 4.685% 12/15/2044	10,000	8,739
Becton Dickinson & Co 5.081% 6/7/2029	200,000	205,584
Boston Scientific Corp 2.65% 6/1/2030	161,000	150,323
GE HealthCare Technologies Inc 5.5% 6/15/2035	70,000	71,874
GE HealthCare Technologies Inc 5.905% 11/22/2032	100,000	106,839
Medtronic Inc 4.375% 3/15/2035	157,000	152,716
Solventum Corp 6% 5/15/2064	50,000	49,872
Stryker Corp 2.9% 6/15/2050	80,000	52,105
Stryker Corp 4.625% 9/11/2034	50,000	49,298
Zimmer Biomet Holdings Inc 2.6% 11/24/2031	60,000	53,803
Zimmer Biomet Holdings Inc 5.05% 2/19/2030	80,000	82,333
		1,509,067
Health Care Providers & Services - 1.2%
Aetna Inc 4.75% 3/15/2044	40,000	33,536
Cardinal Health Inc 3.41% 6/15/2027	70,000	69,120
Cardinal Health Inc 4.9% 9/15/2045	30,000	26,187
Cardinal Health Inc 5.35% 11/15/2034	20,000	20,312
Cardinal Health Inc 5.75% 11/15/2054	50,000	48,050
Cencora Inc 4.85% 12/15/2029	10,000	10,228
Cencora Inc 5.125% 2/15/2034	70,000	70,771
Cencora Inc 5.15% 2/15/2035	10,000	10,075
Centene Corp 2.5% 3/1/2031	20,000	17,041
Centene Corp 2.625% 8/1/2031	70,000	59,323
Centene Corp 3.375% 2/15/2030	140,000	127,583
Centene Corp 4.25% 12/15/2027	90,000	87,890
Cigna Group/The 1.25% 3/15/2026	85,000	83,594
Cigna Group/The 2.375% 3/15/2031	100,000	89,677
Cigna Group/The 2.4% 3/15/2030	210,000	193,569
Cigna Group/The 3.4% 3/15/2051	20,000	13,346
Cigna Group/The 4.375% 10/15/2028	100,000	100,542
Cigna Group/The 4.8% 7/15/2046	170,000	147,817
Cigna Group/The 4.8% 8/15/2038	69,000	64,770
Cigna Group/The 4.9% 12/15/2048	19,000	16,508
Cigna Group/The 5.25% 2/15/2034	60,000	61,186
Cigna Group/The 5.4% 3/15/2033	30,000	31,077
CVS Health Corp 1.3% 8/21/2027	270,000	254,944
CVS Health Corp 2.875% 6/1/2026	170,000	167,990
CVS Health Corp 3.625% 4/1/2027	330,000	326,855
CVS Health Corp 4.3% 3/25/2028	250,000	249,882
CVS Health Corp 4.78% 3/25/2038	42,000	38,650
CVS Health Corp 4.875% 7/20/2035	160,000	153,425
CVS Health Corp 5.05% 3/25/2048	60,000	51,438
CVS Health Corp 5.125% 7/20/2045	320,000	282,062
CVS Health Corp 5.25% 2/21/2033	50,000	50,579
CVS Health Corp 5.625% 2/21/2053	60,000	54,808
CVS Health Corp 5.875% 6/1/2053	20,000	18,946
CVS Health Corp 6% 6/1/2063	100,000	94,814
CVS Health Corp 6.2% 9/15/2055	30,000	29,528
Elevance Health Inc 3.125% 5/15/2050	130,000	83,252
Elevance Health Inc 3.65% 12/1/2027	240,000	237,961
Elevance Health Inc 3.7% 9/15/2049	10,000	7,117
Elevance Health Inc 4.101% 3/1/2028	100,000	99,929
Elevance Health Inc 4.625% 5/15/2042	30,000	26,247
Elevance Health Inc 4.65% 1/15/2043	65,000	56,520
Elevance Health Inc 5.2% 2/15/2035	70,000	70,427
Elevance Health Inc 5.65% 6/15/2054	90,000	85,306
Elevance Health Inc 5.85% 11/1/2064	60,000	57,544
HCA Inc 3.625% 3/15/2032	100,000	93,004
HCA Inc 4.125% 6/15/2029	289,000	286,233
HCA Inc 4.375% 3/15/2042	50,000	41,831
HCA Inc 5.125% 6/15/2039	50,000	47,166
HCA Inc 5.45% 9/15/2034	20,000	20,256
HCA Inc 5.5% 6/15/2047	50,000	46,245
HCA Inc 5.75% 3/1/2035	130,000	133,731
HCA Inc 6% 4/1/2054	100,000	96,507
HCA Inc 6.1% 4/1/2064	60,000	57,882
Humana Inc 1.35% 2/3/2027	50,000	48,023
Humana Inc 3.125% 8/15/2029	50,000	47,557
Humana Inc 4.875% 4/1/2030	114,000	115,485
Humana Inc 5.375% 4/15/2031	110,000	113,535
Humana Inc 5.5% 3/15/2053	30,000	26,947
Humana Inc 6% 5/1/2055	50,000	48,038
Laboratory Corp of America Holdings 2.95% 12/1/2029	180,000	170,484
McKesson Corp 3.95% 2/16/2028	70,000	69,848
McKesson Corp 4.65% 5/30/2030	10,000	10,172
McKesson Corp 5.25% 5/30/2035	50,000	50,959
Quest Diagnostics Inc 2.8% 6/30/2031	85,000	77,826
UnitedHealth Group Inc 1.25% 1/15/2026	25,000	24,706
UnitedHealth Group Inc 2% 5/15/2030	80,000	72,380
UnitedHealth Group Inc 2.3% 5/15/2031	286,000	255,382
UnitedHealth Group Inc 2.9% 5/15/2050	381,000	234,455
UnitedHealth Group Inc 2.95% 10/15/2027	130,000	127,115
UnitedHealth Group Inc 3.05% 5/15/2041	115,000	84,707
UnitedHealth Group Inc 3.7% 8/15/2049	20,000	14,384
UnitedHealth Group Inc 4.25% 1/15/2029	30,000	30,120
UnitedHealth Group Inc 4.375% 3/15/2042	55,000	47,321
UnitedHealth Group Inc 4.75% 7/15/2045	70,000	61,798
UnitedHealth Group Inc 5.05% 4/15/2053	110,000	96,545
UnitedHealth Group Inc 5.2% 4/15/2063	40,000	35,145
UnitedHealth Group Inc 5.5% 4/15/2064	60,000	55,201
UnitedHealth Group Inc 5.625% 7/15/2054	70,000	66,630
UnitedHealth Group Inc 5.8% 3/15/2036	50,000	52,627
UnitedHealth Group Inc 6.05% 2/15/2063	50,000	50,145
UnitedHealth Group Inc 6.625% 11/15/2037	50,000	55,393
UnitedHealth Group Inc 6.875% 2/15/2038	185,000	210,173
		7,056,382
Life Sciences Tools & Services - 0.0%
Agilent Technologies Inc 4.2% 9/9/2027	30,000	30,012
Agilent Technologies Inc 4.75% 9/9/2034	30,000	29,580
Danaher Corp 2.6% 10/1/2050	80,000	48,132
Danaher Corp 2.8% 12/10/2051	20,000	12,420
Revvity Inc 2.25% 9/15/2031	60,000	51,903
Thermo Fisher Scientific Inc 2.6% 10/1/2029	320,000	303,181
Thermo Fisher Scientific Inc 5.086% 8/10/2033	40,000	41,158
		516,386
Pharmaceuticals - 1.0%
Bristol-Myers Squibb Co 2.35% 11/13/2040	160,000	110,008
Bristol-Myers Squibb Co 3.4% 7/26/2029	16,000	15,602
Bristol-Myers Squibb Co 3.55% 3/15/2042	50,000	39,455
Bristol-Myers Squibb Co 3.9% 3/15/2062	50,000	35,485
Bristol-Myers Squibb Co 4.125% 6/15/2039	210,000	187,088
Bristol-Myers Squibb Co 4.55% 2/20/2048	55,000	46,775
Bristol-Myers Squibb Co 4.9% 2/22/2027	305,000	308,791
Bristol-Myers Squibb Co 4.9% 2/22/2029	60,000	61,629
Bristol-Myers Squibb Co 5.2% 2/22/2034	150,000	154,006
Bristol-Myers Squibb Co 6.4% 11/15/2063	180,000	192,571
Eli Lilly & Co 2.25% 5/15/2050	70,000	39,208
Eli Lilly & Co 3.7% 3/1/2045	110,000	86,550
Eli Lilly & Co 4.2% 8/14/2029	100,000	100,883
Eli Lilly & Co 4.75% 2/12/2030	50,000	51,407
Eli Lilly & Co 4.875% 2/27/2053	50,000	45,105
Eli Lilly & Co 4.9% 10/15/2035	200,000	201,122
Eli Lilly & Co 5.05% 8/14/2054	100,000	92,542
Eli Lilly & Co 5.5% 2/12/2055	50,000	49,305
Eli Lilly & Co 5.55% 3/15/2037	100,000	105,991
Haleon US Capital LLC 3.375% 3/24/2027	250,000	247,098
Johnson & Johnson 2.1% 9/1/2040	60,000	41,643
Johnson & Johnson 2.45% 9/1/2060	60,000	32,906
Johnson & Johnson 3.5% 1/15/2048	145,000	110,031
Johnson & Johnson 3.625% 3/3/2037	115,000	103,278
Johnson & Johnson 4.9% 6/1/2031	50,000	52,213
Johnson & Johnson 5% 3/1/2035	90,000	92,557
Merck & Co Inc 2.45% 6/24/2050	180,000	103,995
Merck & Co Inc 2.9% 12/10/2061	100,000	57,421
Merck & Co Inc 4.05% 5/17/2028	760,000	764,031
Merck & Co Inc 4.5% 5/17/2033	125,000	125,055
Merck & Co Inc 4.9% 5/17/2044	50,000	46,500
Mylan Inc 5.2% 4/15/2048	83,000	66,589
Mylan Inc 5.4% 11/29/2043	30,000	25,421
Novartis Capital Corp 2% 2/14/2027	175,000	170,570
Novartis Capital Corp 2.75% 8/14/2050	50,000	31,452
Novartis Capital Corp 3.7% 9/21/2042	110,000	89,678
Pfizer Inc 2.55% 5/28/2040	345,000	248,806
Pfizer Inc 3.9% 3/15/2039	50,000	43,627
Pfizer Investment Enterprises Pte Ltd 4.45% 5/19/2028	150,000	151,819
Pfizer Investment Enterprises Pte Ltd 4.65% 5/19/2030	64,000	65,243
Pfizer Investment Enterprises Pte Ltd 4.75% 5/19/2033	100,000	100,200
Pfizer Investment Enterprises Pte Ltd 5.11% 5/19/2043	60,000	56,840
Pfizer Investment Enterprises Pte Ltd 5.3% 5/19/2053	137,000	127,621
Pfizer Investment Enterprises Pte Ltd 5.34% 5/19/2063	115,000	104,785
Royalty Pharma PLC 2.15% 9/2/2031	100,000	87,084
Royalty Pharma PLC 2.2% 9/2/2030	20,000	17,927
Royalty Pharma PLC 3.3% 9/2/2040	70,000	52,996
Viatris Inc 2.3% 6/22/2027	105,000	100,764
Viatris Inc 4% 6/22/2050	20,000	13,176
Wyeth LLC 6% 2/15/2036	100,000	107,902
Wyeth LLC 6.5% 2/1/2034	100,000	111,988
Zoetis Inc 3% 5/15/2050	70,000	45,326
Zoetis Inc 4.15% 8/17/2028	150,000	150,384
Zoetis Inc 5% 8/17/2035	10,000	9,959
		5,680,408
TOTAL HEALTH CARE		18,362,534

Industrials - 1.1%
Aerospace & Defense - 0.0%
GE Aerospace 5.875% 1/14/2038	75,000	80,436
GE Aerospace 6.75% 3/15/2032	40,000	45,266
Howmet Aerospace Inc 5.95% 2/1/2037	20,000	21,273
		146,975
Air Freight & Logistics - 0.1%
FedEx Corp 4.4% 1/15/2047	80,000	62,872
FedEx Corp 4.55% 4/1/2046	90,000	70,897
FedEx Corp 4.95% 10/17/2048	78,000	65,744
United Parcel Service Inc 2.5% 9/1/2029	90,000	84,705
United Parcel Service Inc 3.05% 11/15/2027	140,000	137,618
United Parcel Service Inc 3.4% 9/1/2049	50,000	34,529
United Parcel Service Inc 3.75% 11/15/2047	58,000	43,794
United Parcel Service Inc 5.25% 5/14/2035	30,000	30,751
United Parcel Service Inc 5.5% 5/22/2054	140,000	134,321
United Parcel Service Inc 5.6% 5/22/2064	20,000	18,980
United Parcel Service Inc 5.95% 5/14/2055	20,000	20,232
		704,443
Building Products - 0.1%
Carrier Global Corp 3.377% 4/5/2040	80,000	63,933
Carrier Global Corp 5.9% 3/15/2034	54,000	57,564
Carrier Global Corp 6.2% 3/15/2054	30,000	31,897
Johnson Controls International plc / Tyco Fire & Security Finance SCA 1.75% 9/15/2030	30,000	26,574
Johnson Controls International plc / Tyco Fire & Security Finance SCA 4.9% 12/1/2032	50,000	50,526
Johnson Controls International plc / Tyco Fire & Security Finance SCA 5.5% 4/19/2029	150,000	156,388
Johnson Controls International plc 5.125% 9/14/2045	14,000	12,676
Masco Corp 2% 2/15/2031	29,000	25,368
Masco Corp 3.125% 2/15/2051	14,000	8,610
Owens Corning 3.95% 8/15/2029	140,000	138,425
Owens Corning 5.95% 6/15/2054	35,000	34,985
		606,946
Commercial Services & Supplies - 0.1%
Republic Services Inc 1.75% 2/15/2032	200,000	170,001
Republic Services Inc 3.05% 3/1/2050	20,000	13,376
Republic Services Inc 5.2% 11/15/2034	30,000	30,782
Veralto Corp 5.35% 9/18/2028	30,000	30,979
Veralto Corp 5.5% 9/18/2026	40,000	40,414
Waste Connections Inc 2.2% 1/15/2032	150,000	130,965
Waste Management Inc 2% 6/1/2029	55,000	51,142
Waste Management Inc 2.5% 11/15/2050	135,000	79,206
Waste Management Inc 4.65% 3/15/2030	20,000	20,396
Waste Management Inc 4.875% 2/15/2029	70,000	71,995
Waste Management Inc 4.95% 3/15/2035	20,000	20,100
Waste Management Inc 4.95% 7/3/2027	20,000	20,355
Waste Management Inc 4.95% 7/3/2031	20,000	20,693
Waste Management Inc 5.35% 10/15/2054	40,000	38,320
		738,724
Electrical Equipment - 0.0%
Emerson Electric Co 2.8% 12/21/2051	90,000	56,385
Hubbell Inc 3.35% 3/1/2026	60,000	59,646
Regal Rexnord Corp 6.4% 4/15/2033	70,000	74,473
Rockwell Automation Inc 4.2% 3/1/2049	40,000	32,684
		223,188
Ground Transportation - 0.3%
CSX Corp 2.5% 5/15/2051	115,000	65,911
CSX Corp 3.35% 9/15/2049	70,000	48,393
CSX Corp 4.5% 3/15/2049	90,000	75,707
CSX Corp 5.2% 11/15/2033	50,000	51,740
Norfolk Southern Corp 2.9% 6/15/2026	100,000	98,897
Norfolk Southern Corp 3.05% 5/15/2050	50,000	32,640
Norfolk Southern Corp 3.155% 5/15/2055	195,000	123,812
Norfolk Southern Corp 4.1% 5/15/2121	80,000	55,123
Norfolk Southern Corp 5.1% 5/1/2035	50,000	50,565
Ryder System Inc 4.85% 6/15/2030	110,000	112,223
Uber Technologies Inc 4.3% 1/15/2030	20,000	20,054
Uber Technologies Inc 4.8% 9/15/2034	40,000	39,543
Uber Technologies Inc 5.35% 9/15/2054	40,000	37,557
Union Pacific Corp 2.891% 4/6/2036	70,000	58,129
Union Pacific Corp 3.2% 5/20/2041	45,000	34,409
Union Pacific Corp 3.5% 2/14/2053	10,000	6,981
Union Pacific Corp 3.6% 9/15/2037	145,000	126,100
Union Pacific Corp 3.839% 3/20/2060	132,000	94,283
Union Pacific Corp 3.875% 2/1/2055	20,000	14,823
Union Pacific Corp 4.05% 11/15/2045	120,000	96,892
Union Pacific Corp 4.95% 5/15/2053	70,000	62,924
Union Pacific Corp 5.1% 2/20/2035	30,000	30,521
Union Pacific Corp 5.15% 1/20/2063	10,000	9,029
Union Pacific Corp 5.6% 12/1/2054	30,000	29,578
		1,375,834
Industrial Conglomerates - 0.0%
3M Co 2.375% 8/26/2029	86,000	80,554
3M Co 3.05% 4/15/2030	7,000	6,654
3M Co 3.125% 9/19/2046	50,000	34,180
3M Co 3.7% 4/15/2050	8,000	5,814
3M Co 4% 9/14/2048	50,000	39,362
3M Co 5.15% 3/15/2035	50,000	50,796
		217,360
Machinery - 0.4%
AGCO Corp 5.8% 3/21/2034	20,000	20,589
Caterpillar Financial Services Corp 1.1% 9/14/2027	40,000	37,876
Caterpillar Financial Services Corp 2.4% 8/9/2026	140,000	137,913
Caterpillar Financial Services Corp 4.1% 8/15/2028	290,000	290,979
Caterpillar Inc 3.25% 4/9/2050	15,000	10,485
Caterpillar Inc 3.25% 9/19/2049	50,000	34,956
Caterpillar Inc 5.2% 5/27/2041	105,000	103,864
Caterpillar Inc 6.05% 8/15/2036	60,000	65,702
Cummins Inc 2.6% 9/1/2050	50,000	29,575
Cummins Inc 4.7% 2/15/2031	40,000	40,639
Cummins Inc 5.15% 2/20/2034	15,000	15,361
Cummins Inc 5.45% 2/20/2054	20,000	19,371
Deere & Co 2.875% 9/7/2049	130,000	85,137
Deere & Co 3.75% 4/15/2050	120,000	91,988
Deere & Co 3.9% 6/9/2042	10,000	8,470
Eaton Corp 4% 11/2/2032	50,000	48,546
Eaton Corp 4.15% 3/15/2033	70,000	68,368
Eaton Corp 4.7% 8/23/2052	30,000	26,592
Illinois Tool Works Inc 2.65% 11/15/2026	50,000	49,299
Illinois Tool Works Inc 3.9% 9/1/2042	30,000	24,905
Illinois Tool Works Inc 4.875% 9/15/2041	10,000	9,413
Ingersoll Rand Inc 5.197% 6/15/2027	90,000	91,534
Ingersoll Rand Inc 5.7% 6/15/2054	30,000	29,656
Ingersoll Rand Inc 5.7% 8/14/2033	30,000	31,617
Otis Worldwide Corp 3.112% 2/15/2040	50,000	38,565
Otis Worldwide Corp 3.362% 2/15/2050	20,000	13,861
Parker-Hannifin Corp 4% 6/14/2049	10,000	7,877
Parker-Hannifin Corp 4.2% 11/21/2034	75,000	71,998
Parker-Hannifin Corp 4.25% 9/15/2027	30,000	30,106
Parker-Hannifin Corp 6.25% 5/15/2038	20,000	21,948
Stanley Black & Decker Inc 2.75% 11/15/2050	60,000	34,249
Stanley Black & Decker Inc 3% 5/15/2032	50,000	44,750
Westinghouse Air Brake Technologies Corp 3.45% 11/15/2026	30,000	29,708
Westinghouse Air Brake Technologies Corp 4.7% 9/15/2028 (e)	60,000	60,783
		1,726,680
Passenger Airlines - 0.0%
American Airlines 2019-1 Class AA Pass Through Trust equipment trust certificate 3.15% 8/15/2033	56,125	51,991
Professional Services - 0.0%
Paychex Inc 5.6% 4/15/2035	72,000	74,521
Verisk Analytics Inc 4.5% 8/15/2030	40,000	40,161
Verisk Analytics Inc 5.125% 2/15/2036	40,000	39,737
Verisk Analytics Inc 5.25% 3/15/2035	60,000	60,510
		214,929
Trading Companies & Distributors - 0.1%
Air Lease Corp 1.875% 8/15/2026	60,000	58,613
Air Lease Corp 2.875% 1/15/2026	50,000	49,663
Air Lease Corp 3% 2/1/2030	55,000	51,959
Air Lease Corp 3.125% 12/1/2030	20,000	18,669
Air Lease Corp 4.625% 10/1/2028	52,000	52,550
Air Lease Corp 5.2% 7/15/2031	30,000	30,877
Ferguson Enterprises Inc 5% 10/3/2034	20,000	19,800
GATX Corp 4.55% 11/7/2028	50,000	50,344
GATX Corp 4.9% 3/15/2033	65,000	64,846
GATX Corp 6.05% 3/15/2034	50,000	53,155
GATX Corp 6.9% 5/1/2034	60,000	66,909
WW Grainger Inc 4.45% 9/15/2034	60,000	58,698
WW Grainger Inc 4.6% 6/15/2045	20,000	17,719
		593,802
TOTAL INDUSTRIALS		6,600,872

Information Technology - 2.4%
Communications Equipment - 0.1%
Cisco Systems Inc 4.75% 2/24/2030	50,000	51,375
Cisco Systems Inc 5.05% 2/26/2034	70,000	71,953
Cisco Systems Inc 5.1% 2/24/2035	50,000	51,167
Cisco Systems Inc 5.3% 2/26/2054	10,000	9,617
Cisco Systems Inc 5.5% 1/15/2040	135,000	139,685
Cisco Systems Inc 5.9% 2/15/2039	90,000	96,902
Motorola Solutions Inc 5.2% 8/15/2032	140,000	143,518
		564,217
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp 4.35% 6/1/2029	50,000	50,462
Amphenol Corp 5.25% 4/5/2034	80,000	82,674
Amphenol Corp 5.375% 11/15/2054	18,000	17,474
Corning Inc 3.9% 11/15/2049	20,000	15,212
Corning Inc 5.35% 11/15/2048	20,000	18,894
Dell International LLC / EMC Corp 4.9% 10/1/2026	30,000	30,124
Dell International LLC / EMC Corp 5.3% 10/1/2029	80,000	82,825
Dell International LLC / EMC Corp 8.1% 7/15/2036	40,000	48,438
Dell International LLC / EMC Corp 8.35% 7/15/2046	134,000	170,412
Vontier Corp 1.8% 4/1/2026	50,000	49,199
		565,714
IT Services - 0.2%
CDW LLC / CDW Finance Corp 2.67% 12/1/2026	130,000	127,181
CDW LLC / CDW Finance Corp 3.569% 12/1/2031	30,000	27,926
CDW LLC / CDW Finance Corp 5.55% 8/22/2034	20,000	20,244
IBM Corporation 2.85% 5/15/2040	135,000	99,921
IBM Corporation 2.95% 5/15/2050	100,000	63,208
IBM Corporation 3.45% 2/19/2026	166,000	165,346
IBM Corporation 3.5% 5/15/2029	240,000	235,293
IBM Corporation 4.15% 5/15/2039	100,000	88,174
IBM Corporation 4.5% 2/6/2026	210,000	210,124
IBM Corporation 5.2% 2/10/2035	100,000	101,600
IBM Corporation 5.6% 11/30/2039	110,000	113,506
		1,252,523
Semiconductors & Semiconductor Equipment - 0.7%
Advanced Micro Devices Inc 4.393% 6/1/2052	20,000	16,818
Analog Devices Inc 2.8% 10/1/2041	50,000	36,264
Analog Devices Inc 2.95% 10/1/2051	50,000	32,070
Analog Devices Inc 4.5% 6/15/2030	30,000	30,404
Analog Devices Inc 5.3% 12/15/2045	20,000	19,270
Applied Materials Inc 4.35% 4/1/2047	76,000	64,778
Broadcom Inc 3.419% 4/15/2033 (c)	185,000	168,591
Broadcom Inc 3.469% 4/15/2034 (c)	400,000	358,778
Broadcom Inc 3.75% 2/15/2051 (c)	80,000	59,742
Broadcom Inc 4.11% 9/15/2028	170,000	169,941
Broadcom Inc 4.15% 4/15/2032 (c)	70,000	67,819
Broadcom Inc 4.3% 11/15/2032	150,000	146,196
Broadcom Inc 4.55% 2/15/2032	70,000	69,673
Broadcom Inc 4.6% 7/15/2030	90,000	90,866
Broadcom Inc 4.8% 10/15/2034	70,000	69,232
Broadcom Inc 5.05% 7/12/2029	50,000	51,414
Intel Corp 2.45% 11/15/2029	50,000	46,125
Intel Corp 4% 8/5/2029	210,000	206,766
Intel Corp 4.1% 5/19/2046	70,000	52,424
Intel Corp 4.6% 3/25/2040	100,000	87,989
Intel Corp 4.75% 3/25/2050	150,000	120,113
Intel Corp 4.875% 2/10/2028	50,000	50,658
Intel Corp 4.9% 8/5/2052	50,000	40,647
Intel Corp 5.05% 8/5/2062	20,000	16,052
Intel Corp 5.15% 2/21/2034	60,000	59,929
Intel Corp 5.2% 2/10/2033	70,000	70,499
Intel Corp 5.7% 2/10/2053	70,000	64,371
Intel Corp 5.9% 2/10/2063	110,000	101,508
KLA Corp 3.3% 3/1/2050	60,000	41,465
KLA Corp 4.65% 7/15/2032	210,000	211,907
KLA Corp 5.25% 7/15/2062	5,000	4,647
Lam Research Corp 2.875% 6/15/2050	50,000	31,823
Marvell Technology Inc 4.875% 6/22/2028	100,000	101,364
Marvell Technology Inc 5.45% 7/15/2035	20,000	20,340
Micron Technology Inc 3.366% 11/1/2041	55,000	41,132
Micron Technology Inc 4.663% 2/15/2030	90,000	90,549
Micron Technology Inc 5.375% 4/15/2028	60,000	61,861
Micron Technology Inc 5.65% 11/1/2032	30,000	31,369
Micron Technology Inc 5.8% 1/15/2035	20,000	20,674
Micron Technology Inc 5.875% 2/9/2033	50,000	52,489
Micron Technology Inc 5.875% 9/15/2033	10,000	10,515
NVIDIA Corp 2% 6/15/2031	215,000	192,384
NVIDIA Corp 3.5% 4/1/2050	10,000	7,443
NVIDIA Corp 3.7% 4/1/2060	30,000	21,830
QUALCOMM Inc 3.25% 5/20/2027	120,000	118,796
QUALCOMM Inc 3.25% 5/20/2050	50,000	34,248
QUALCOMM Inc 4.3% 5/20/2047	55,000	45,843
QUALCOMM Inc 4.5% 5/20/2030	50,000	50,836
QUALCOMM Inc 4.65% 5/20/2035	145,000	144,378
QUALCOMM Inc 5% 5/20/2035	50,000	50,505
QUALCOMM Inc 6% 5/20/2053	20,000	20,905
Teledyne FLIR LLC 2.5% 8/1/2030	55,000	50,268
Texas Instruments Inc 4.5% 5/23/2030	70,000	71,097
Texas Instruments Inc 5.05% 5/18/2063	100,000	89,819
Texas Instruments Inc 5.1% 5/23/2035	70,000	71,582
		4,059,006
Software - 0.8%
Adobe Inc 4.95% 4/4/2034	40,000	40,967
Autodesk Inc 2.4% 12/15/2031	40,000	35,202
Autodesk Inc 5.3% 6/15/2035	20,000	20,356
Cadence Design Systems Inc 4.3% 9/10/2029	40,000	40,290
Cadence Design Systems Inc 4.7% 9/10/2034	20,000	19,800
Intuit Inc 5.5% 9/15/2053	50,000	49,043
Microsoft Corp 2.4% 8/8/2026	540,000	532,108
Microsoft Corp 2.5% 9/15/2050	110,000	66,923
Microsoft Corp 2.525% 6/1/2050	180,000	110,038
Microsoft Corp 2.921% 3/17/2052	276,000	180,605
Microsoft Corp 3.041% 3/17/2062	30,000	18,917
Microsoft Corp 3.3% 2/6/2027	350,000	347,460
Microsoft Corp 3.75% 2/12/2045	50,000	41,211
Microsoft Corp 4.25% 2/6/2047	60,000	53,341
Oracle Corp 2.3% 3/25/2028	60,000	57,344
Oracle Corp 2.65% 7/15/2026	242,000	238,626
Oracle Corp 2.8% 4/1/2027	110,000	107,698
Oracle Corp 2.95% 4/1/2030	210,000	197,756
Oracle Corp 3.6% 4/1/2040	50,000	39,635
Oracle Corp 3.6% 4/1/2050	310,000	212,003
Oracle Corp 3.8% 11/15/2037	110,000	93,830
Oracle Corp 3.85% 4/1/2060	310,000	207,026
Oracle Corp 3.9% 5/15/2035	50,000	45,088
Oracle Corp 4.1% 3/25/2061	20,000	14,019
Oracle Corp 4.125% 5/15/2045	110,000	86,450
Oracle Corp 4.2% 9/27/2029	470,000	468,775
Oracle Corp 4.375% 5/15/2055	50,000	38,053
Oracle Corp 4.7% 9/27/2034	130,000	125,668
Oracle Corp 5.5% 8/3/2035	50,000	50,965
Oracle Corp 5.55% 2/6/2053	90,000	82,570
Oracle Corp 5.8% 11/10/2025	160,000	160,363
Oracle Corp 6% 8/3/2055	50,000	48,844
Oracle Corp 6.25% 11/9/2032	110,000	118,855
Roper Technologies Inc 1% 9/15/2025	30,000	29,960
Roper Technologies Inc 1.4% 9/15/2027	30,000	28,429
Roper Technologies Inc 1.75% 2/15/2031	30,000	26,013
Roper Technologies Inc 2% 6/30/2030	110,000	98,765
Roper Technologies Inc 4.9% 10/15/2034	20,000	19,796
Roper Technologies Inc 5.1% 9/15/2035	30,000	29,927
Salesforce Inc 1.95% 7/15/2031	195,000	172,683
Salesforce Inc 2.7% 7/15/2041	50,000	35,948
Synopsys Inc 4.65% 4/1/2028	210,000	212,840
Synopsys Inc 4.85% 4/1/2030	30,000	30,601
Synopsys Inc 5% 4/1/2032	70,000	71,413
Synopsys Inc 5.15% 4/1/2035	30,000	30,260
Synopsys Inc 5.7% 4/1/2055	80,000	78,546
VMware LLC 1.4% 8/15/2026	97,000	94,313
VMware LLC 4.7% 5/15/2030	70,000	70,868
		4,980,191
Technology Hardware, Storage & Peripherals - 0.5%
Apple Inc 1.25% 8/20/2030	270,000	236,982
Apple Inc 1.65% 2/8/2031	370,000	326,906
Apple Inc 1.65% 5/11/2030	100,000	90,170
Apple Inc 1.7% 8/5/2031	52,000	45,695
Apple Inc 2.2% 9/11/2029	360,000	337,189
Apple Inc 2.375% 2/8/2041	160,000	112,036
Apple Inc 2.65% 2/8/2051	100,000	61,357
Apple Inc 2.7% 8/5/2051	30,000	18,530
Apple Inc 2.8% 2/8/2061	155,000	90,688
Apple Inc 2.85% 8/5/2061	51,000	30,058
Apple Inc 2.95% 9/11/2049	90,000	59,760
Apple Inc 3% 11/13/2027	195,000	192,254
Apple Inc 3.85% 5/4/2043	177,000	147,925
Apple Inc 4% 5/10/2028	100,000	100,676
Apple Inc 4.2% 5/12/2030	210,000	212,845
Apple Inc 4.3% 5/10/2033	50,000	50,382
Apple Inc 4.375% 5/13/2045	60,000	52,984
Hewlett Packard Enterprise Co 4.55% 10/15/2029	220,000	221,330
Hewlett Packard Enterprise Co 5% 10/15/2034	70,000	68,820
Hewlett Packard Enterprise Co 5.6% 10/15/2054	30,000	27,704
HP Inc 6% 9/15/2041	170,000	172,824
		2,657,115
TOTAL INFORMATION TECHNOLOGY		14,078,766

Materials - 0.6%
Chemicals - 0.5%
Air Products and Chemicals Inc 1.5% 10/15/2025	50,000	49,828
Air Products and Chemicals Inc 1.85% 5/15/2027	200,000	193,227
Air Products and Chemicals Inc 2.05% 5/15/2030	20,000	18,245
Air Products and Chemicals Inc 2.8% 5/15/2050	20,000	12,464
Air Products and Chemicals Inc 4.75% 2/8/2031	50,000	51,195
Air Products and Chemicals Inc 4.9% 10/11/2032	100,000	102,040
Albemarle Corp 4.65% 6/1/2027	50,000	50,007
Albemarle Corp 5.05% 6/1/2032	30,000	29,364
CF Industries Inc 5.15% 3/15/2034	70,000	69,929
Dow Chemical Co/The 2.1% 11/15/2030	150,000	132,467
Dow Chemical Co/The 3.6% 11/15/2050	30,000	19,782
Dow Chemical Co/The 4.25% 10/1/2034	105,000	95,892
Dow Chemical Co/The 4.375% 11/15/2042	20,000	16,049
Dow Chemical Co/The 4.8% 5/15/2049	40,000	31,800
Dow Chemical Co/The 5.55% 11/30/2048	50,000	44,965
Dow Chemical Co/The 6.9% 5/15/2053	10,000	10,501
DuPont de Nemours Inc 4.725% 11/15/2028	20,000	20,398
DuPont de Nemours Inc 5.319% 11/15/2038	6,000	6,259
DuPont de Nemours Inc 5.419% 11/15/2048	72,000	72,437
Ecolab Inc 1.3% 1/30/2031	125,000	107,465
Ecolab Inc 2.125% 2/1/2032	50,000	43,487
Ecolab Inc 2.7% 12/15/2051	25,000	15,230
Ecolab Inc 2.75% 8/18/2055	20,000	11,880
Ecolab Inc 5% 9/1/2035	20,000	20,138
Huntsman Intl LLC 4.5% 5/1/2029	30,000	28,862
International Flavors & Fragrances Inc 4.45% 9/26/2028	90,000	90,276
LYB International Finance BV 4.875% 3/15/2044	20,000	16,855
LYB International Finance BV 5.25% 7/15/2043	50,000	44,161
LYB International Finance II BV 3.5% 3/2/2027	90,000	88,872
LYB International Finance III LLC 3.375% 10/1/2040	50,000	36,673
LYB International Finance III LLC 3.625% 4/1/2051	50,000	32,431
LyondellBasell Industries NV 4.625% 2/26/2055	40,000	30,750
Mosaic Co/The 4.05% 11/15/2027	70,000	69,642
Mosaic Co/The 5.625% 11/15/2043	20,000	19,186
RPM International Inc 2.95% 1/15/2032	20,000	17,902
RPM International Inc 3.75% 3/15/2027	50,000	49,588
Sherwin-Williams Co/The 2.9% 3/15/2052	20,000	12,102
Sherwin-Williams Co/The 3.45% 6/1/2027	300,000	296,467
Sherwin-Williams Co/The 4.5% 6/1/2047	54,000	45,504
Westlake Corp 3.125% 8/15/2051	70,000	42,619
		2,146,939
Construction Materials - 0.0%
Amrize Finance US LLC 5.4% 4/7/2035 (c)	50,000	50,732
Martin Marietta Materials Inc 2.4% 7/15/2031	55,000	49,032
Martin Marietta Materials Inc 2.5% 3/15/2030	60,000	55,643
Martin Marietta Materials Inc 5.15% 12/1/2034	20,000	20,118
Martin Marietta Materials Inc 5.5% 12/1/2054	20,000	19,189
Vulcan Materials Co 4.7% 3/1/2048	20,000	17,298
Vulcan Materials Co 5.35% 12/1/2034	70,000	71,701
		283,713
Containers & Packaging - 0.1%
Avery Dennison Corp 4.875% 12/6/2028	50,000	50,923
International Paper Co 4.35% 8/15/2048	30,000	24,059
International Paper Co 4.4% 8/15/2047	20,000	16,259
International Paper Co 7.3% 11/15/2039	50,000	57,528
Packaging Corp of America 3% 12/15/2029	110,000	104,938
Packaging Corp of America 5.2% 8/15/2035	30,000	30,172
Sonoco Products Co 4.6% 9/1/2029	130,000	130,617
WestRock MWV LLC 7.95% 2/15/2031	50,000	58,059
WRKCo Inc 3% 6/15/2033	120,000	105,672
WRKCo Inc 4% 3/15/2028	100,000	99,516
WRKCo Inc 4.9% 3/15/2029	10,000	10,209
		687,952
Metals & Mining - 0.0%
Freeport-McMoRan Inc 5.45% 3/15/2043	85,000	80,463
Newmont Corp 5.45% 6/9/2044	50,000	49,258
		129,721
TOTAL MATERIALS		3,248,325

Real Estate - 0.9%
Diversified REITs - 0.1%
Equinix Europe 2 Financing Corp LLC 5.5% 6/15/2034	110,000	112,761
Piedmont Operating Partnership LP 9.25% 7/20/2028	70,000	77,803
Safehold GL Holdings LLC 2.8% 6/15/2031	50,000	45,670
Store Capital LLC 4.5% 3/15/2028	50,000	49,717
VICI Properties LP 5.625% 5/15/2052	55,000	50,245
WP Carey Inc 2.45% 2/1/2032	30,000	25,998
WP Carey Inc 5.375% 6/30/2034	20,000	20,257
		382,451
Health Care REITs - 0.1%
Alexandria Real Estate Equities Inc 2.95% 3/15/2034	75,000	64,062
Alexandria Real Estate Equities Inc 3% 5/18/2051	100,000	61,099
Alexandria Real Estate Equities Inc 5.625% 5/15/2054	20,000	18,777
Healthpeak OP LLC 2.875% 1/15/2031	210,000	193,372
Omega Healthcare Investors Inc 3.375% 2/1/2031	40,000	36,981
Omega Healthcare Investors Inc 5.2% 7/1/2030	20,000	20,287
Ventas Realty LP 4.875% 4/15/2049	80,000	68,514
Welltower OP LLC 2.7% 2/15/2027	120,000	117,708
Welltower OP LLC 2.75% 1/15/2032	50,000	44,982
Welltower OP LLC 4.95% 9/1/2048	36,000	33,014
		658,796
Industrial REITs - 0.0%
Prologis LP 1.625% 3/15/2031	100,000	86,989
Prologis LP 1.75% 2/1/2031	100,000	87,806
Prologis LP 4.625% 1/15/2033	50,000	49,865
Prologis LP 5% 3/15/2034	50,000	50,448
Prologis LP 5.125% 1/15/2034	50,000	51,094
Prologis LP 5.25% 3/15/2054	20,000	18,703
Prologis LP 5.25% 6/15/2053	40,000	37,404
		382,309
Office REITs - 0.0%
Boston Properties LP 2.75% 10/1/2026	40,000	39,304
Boston Properties LP 2.9% 3/15/2030	40,000	37,133
Boston Properties LP 3.25% 1/30/2031	107,000	99,431
Boston Properties LP 5.75% 1/15/2035	30,000	30,402
COPT Defense Properties LP 2.75% 4/15/2031	40,000	36,055
Highwoods Realty LP 2.6% 2/1/2031	50,000	43,940
Kilroy Realty LP 3.05% 2/15/2030	50,000	45,984
Kilroy Realty LP 5.875% 10/15/2035	20,000	19,906
Kilroy Realty LP 6.25% 1/15/2036	10,000	10,215
		362,370
Real Estate Management & Development - 0.1%
CBRE Services Inc 5.95% 8/15/2034	30,000	31,861
Digital Realty Trust LP 3.7% 8/15/2027	26,000	25,796
Digital Realty Trust LP 5.55% 1/15/2028	35,000	36,051
Essex Portfolio LP 2.55% 6/15/2031	20,000	17,880
Essex Portfolio LP 2.65% 3/15/2032	70,000	61,869
Essex Portfolio LP 5.375% 4/1/2035	30,000	30,660
Extra Space Storage LP 3.9% 4/1/2029	120,000	118,124
Extra Space Storage LP 4.95% 1/15/2033	30,000	30,097
Extra Space Storage LP 5.35% 1/15/2035	50,000	50,372
Extra Space Storage LP 5.4% 2/1/2034	10,000	10,189
Mid-America Apartments LP 4.2% 6/15/2028	75,000	75,194
Mid-America Apartments LP 5.3% 2/15/2032	30,000	31,216
		519,309
Residential REITs - 0.1%
American Homes 4 Rent LP 4.9% 2/15/2029	135,000	137,481
American Homes 4 Rent LP 4.95% 6/15/2030	60,000	61,183
American Homes 4 Rent LP 5.5% 2/1/2034	20,000	20,538
AvalonBay Communities Inc 2.05% 1/15/2032	105,000	91,183
AvalonBay Communities Inc 5.3% 12/7/2033	30,000	30,958
Camden Property Trust 4.9% 1/15/2034	50,000	50,167
ERP Operating LP 4.5% 6/1/2045	20,000	17,256
ERP Operating LP 4.5% 7/1/2044	50,000	43,305
Invitation Homes Operating Partnership LP 2.7% 1/15/2034	15,000	12,576
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	50,000	47,828
Invitation Homes Operating Partnership LP 4.95% 1/15/2033	30,000	29,934
Sun Communities Operating LP 2.7% 7/15/2031	40,000	36,201
UDR Inc 2.1% 6/15/2033	35,000	28,630
UDR Inc 3.2% 1/15/2030	40,000	38,273
		645,513
Retail REITs - 0.3%
Agree LP 5.625% 6/15/2034	50,000	51,428
Brixmor Operating Partnership LP 2.25% 4/1/2028	50,000	47,618
Brixmor Operating Partnership LP 4.05% 7/1/2030	12,000	11,759
Brixmor Operating Partnership LP 4.125% 5/15/2029	9,000	8,920
Brixmor Operating Partnership LP 5.5% 2/15/2034	20,000	20,383
Federal Realty OP LP 3.5% 6/1/2030	50,000	48,119
Kimco Realty OP LLC 1.9% 3/1/2028	110,000	104,439
Kimco Realty OP LLC 2.8% 10/1/2026	150,000	147,632
Kimco Realty OP LLC 4.6% 2/1/2033	10,000	9,845
Kimco Realty OP LLC 4.85% 3/1/2035	50,000	49,290
Kimco Realty OP LLC 6.4% 3/1/2034	20,000	21,880
Kite Realty Group LP 5.2% 8/15/2032	50,000	50,803
NNN REIT Inc 3% 4/15/2052	50,000	30,621
NNN REIT Inc 5.5% 6/15/2034	20,000	20,586
Phillips Edison Grocery Center Operating Partnership I LP 5.25% 8/15/2032	20,000	20,412
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	15,000	15,491
Realty Income Corp 2.85% 12/15/2032	175,000	155,569
Realty Income Corp 4% 7/15/2029	60,000	59,569
Realty Income Corp 4.125% 10/15/2026	75,000	74,892
Realty Income Corp 4.9% 7/15/2033	50,000	50,227
Regency Centers LP 3.7% 6/15/2030	50,000	48,735
Regency Centers LP 5.1% 1/15/2035	30,000	30,099
Regency Centers LP 5.25% 1/15/2034	20,000	20,466
Simon Property Group LP 2.2% 2/1/2031	100,000	89,515
Simon Property Group LP 2.65% 7/15/2030	50,000	46,500
Simon Property Group LP 3.25% 9/13/2049	20,000	13,534
Simon Property Group LP 3.375% 12/1/2027	125,000	123,431
Simon Property Group LP 4.75% 3/15/2042	55,000	49,691
Simon Property Group LP 4.75% 9/26/2034	50,000	49,149
Simon Property Group LP 5.85% 3/8/2053	20,000	19,980
Simon Property Group LP 6.65% 1/15/2054	30,000	33,083
		1,523,666
Specialized REITs - 0.2%
American Tower Corp 1.3% 9/15/2025	40,000	39,947
American Tower Corp 2.1% 6/15/2030	60,000	53,962
American Tower Corp 3.1% 6/15/2050	60,000	38,896
American Tower Corp 3.55% 7/15/2027	100,000	98,925
American Tower Corp 3.6% 1/15/2028	110,000	108,521
American Tower Corp 3.7% 10/15/2049	10,000	7,239
American Tower Corp 5.4% 1/31/2035	30,000	30,791
American Tower Corp 5.9% 11/15/2033	70,000	74,372
Crown Castle Inc 2.25% 1/15/2031	145,000	128,412
Crown Castle Inc 2.9% 4/1/2041	60,000	42,950
Crown Castle Inc 3.25% 1/15/2051	47,000	30,776
Crown Castle Inc 4.15% 7/1/2050	50,000	38,200
CubeSmart LP 3% 2/15/2030	50,000	47,160
EPR Properties 4.5% 6/1/2027	50,000	49,843
EPR Properties 4.95% 4/15/2028	50,000	50,272
Equinix Inc 3.9% 4/15/2032	40,000	38,083
Public Storage Operating Co 4.375% 7/1/2030	30,000	30,187
Public Storage Operating Co 5.1% 8/1/2033	80,000	82,472
Public Storage Operating Co 5.35% 8/1/2053	20,000	19,054
Weyerhaeuser Co 4% 11/15/2029	75,000	74,134
		1,084,196
TOTAL REAL ESTATE		5,558,610

Utilities - 0.9%
Electric Utilities - 0.7%
AEP Texas Inc 2.1% 7/1/2030	10,000	9,012
AEP Texas Inc 3.8% 10/1/2047	65,000	47,761
AEP Texas Inc 5.7% 5/15/2034	25,000	25,740
Baltimore Gas and Electric Co 3.5% 8/15/2046	50,000	36,669
Baltimore Gas and Electric Co 5.4% 6/1/2053	50,000	47,274
CenterPoint Energy Houston Electric LLC 3.35% 4/1/2051	90,000	61,301
CenterPoint Energy Houston Electric LLC 4.5% 4/1/2044	50,000	43,346
CenterPoint Energy Houston Electric LLC 4.95% 4/1/2033	30,000	30,363
CenterPoint Energy Houston Electric LLC 5.2% 10/1/2028	90,000	92,853
Commonwealth Edison Co 3.8% 10/1/2042	125,000	99,412
Commonwealth Edison Co 4% 3/1/2048	86,000	67,847
Commonwealth Edison Co 5.3% 6/1/2034	80,000	82,719
Connecticut Light and Power Co/The 4% 4/1/2048	20,000	15,757
Connecticut Light and Power Co/The 5.25% 1/15/2053	20,000	18,680
Consolidated Edison Co of New York Inc 3.7% 11/15/2059	80,000	55,336
Consolidated Edison Co of New York Inc 3.85% 6/15/2046	50,000	38,883
Consolidated Edison Co of New York Inc 3.875% 6/15/2047	44,000	33,618
Consolidated Edison Co of New York Inc 3.95% 4/1/2050	130,000	100,493
Consolidated Edison Co of New York Inc 4.45% 3/15/2044	45,000	38,770
Consolidated Edison Co of New York Inc 5.3% 3/1/2035	50,000	51,197
Consolidated Edison Co of New York Inc 5.5% 12/1/2039	50,000	50,518
Consolidated Edison Co of New York Inc 5.7% 5/15/2054	30,000	29,660
Consolidated Edison Co of New York Inc 6.2% 6/15/2036	100,000	108,482
Entergy Tex Inc 5.25% 4/15/2035	40,000	40,699
Entergy Tex Inc 5.8% 9/1/2053	30,000	29,563
Eversource Energy 2.55% 3/15/2031	125,000	112,670
Eversource Energy 5.45% 3/1/2028	200,000	205,697
Exelon Corp 2.75% 3/15/2027	160,000	156,735
Exelon Corp 3.4% 4/15/2026	190,000	188,876
Exelon Corp 4.1% 3/15/2052	65,000	49,345
Exelon Corp 4.45% 4/15/2046	20,000	16,634
Exelon Corp 5.125% 3/15/2031	30,000	30,972
Exelon Corp 5.3% 3/15/2033	20,000	20,644
Exelon Corp 5.45% 3/15/2034	35,000	36,074
Exelon Corp 5.875% 3/15/2055	30,000	29,664
ITC Holdings Corp 3.25% 6/30/2026	50,000	49,514
Jersey Central Power & Light Co 5.1% 1/15/2035	30,000	29,974
National Grid USA 5.803% 4/1/2035	10,000	10,271
NSTAR Electric Co 4.95% 9/15/2052	40,000	35,571
NSTAR Electric Co 5.2% 3/1/2035	40,000	40,625
Ohio Power Co 2.9% 10/1/2051	20,000	12,024
Ohio Power Co 5% 6/1/2033	50,000	50,290
Oncor Electric Delivery Co LLC 3.75% 4/1/2045	25,000	19,303
Oncor Electric Delivery Co LLC 3.8% 9/30/2047	30,000	22,793
Oncor Electric Delivery Co LLC 4.6% 6/1/2052	50,000	41,242
Oncor Electric Delivery Co LLC 4.95% 9/15/2052	10,000	8,884
Oncor Electric Delivery Co LLC 5.3% 6/1/2042	85,000	82,137
Oncor Electric Delivery Co LLC 5.35% 4/1/2035 (c)	60,000	61,681
Oncor Electric Delivery Co LLC 5.65% 11/15/2033	30,000	31,760
PECO Energy Co 3.9% 3/1/2048	50,000	39,083
PECO Energy Co 4.6% 5/15/2052	30,000	25,785
PG&E Wildfire Recovery Funding LLC 5.212% 12/1/2049	110,000	104,936
Potomac Electric Power Co 6.5% 11/15/2037	30,000	33,471
PPL Electric Utilities Corp 3% 10/1/2049	30,000	19,544
PPL Electric Utilities Corp 5% 5/15/2033	50,000	51,060
PPL Electric Utilities Corp 5.25% 5/15/2053	20,000	18,951
PPL Electric Utilities Corp 5.55% 8/15/2055	30,000	29,313
Public Service Co of New Hampshire 5.15% 1/15/2053	20,000	18,457
Public Service Electric and Gas Co 3.2% 5/15/2029	60,000	58,266
Public Service Electric and Gas Co 3.6% 12/1/2047	87,000	64,404
Public Service Electric and Gas Co 3.65% 9/1/2042	100,000	78,586
Public Service Electric and Gas Co 5.3% 8/1/2054	10,000	9,497
Public Service Electric and Gas Co 5.8% 5/1/2037	35,000	37,297
Tampa Electric Co 3.625% 6/15/2050	90,000	64,143
		3,252,126
Gas Utilities - 0.1%
Atmos Energy Corp 3% 6/15/2027	100,000	98,451
Atmos Energy Corp 4.125% 10/15/2044	75,000	62,321
Atmos Energy Corp 4.125% 3/15/2049	30,000	23,688
Atmos Energy Corp 5.9% 11/15/2033	100,000	107,689
ONE Gas Inc 5.1% 4/1/2029	90,000	92,830
Piedmont Natural Gas Co Inc 2.5% 3/15/2031	80,000	71,986
Piedmont Natural Gas Co Inc 3.5% 6/1/2029	10,000	9,747
Piedmont Natural Gas Co Inc 5.1% 2/15/2035	30,000	30,340
Southern California Gas Co 2.55% 2/1/2030	90,000	83,848
Southern California Gas Co 3.75% 9/15/2042	20,000	15,585
Southern California Gas Co 4.3% 1/15/2049	20,000	15,974
Southern California Gas Co 5.05% 9/1/2034	30,000	30,264
Southern California Gas Co 5.2% 6/1/2033	50,000	51,059
Southern California Gas Co 5.6% 4/1/2054	10,000	9,664
Southwest Gas Corp 3.7% 4/1/2028	60,000	59,219
Southwest Gas Corp 4.15% 6/1/2049	20,000	15,419
Southwest Gas Corp 5.45% 3/23/2028	36,000	37,028
Washington Gas Light Co 3.65% 9/15/2049	20,000	14,323
		829,435
Multi-Utilities - 0.1%
CMS Energy Corp 3.45% 8/15/2027	60,000	59,190
CMS Energy Corp 6.5% 6/1/2055 (b)	40,000	40,801
Consumers Energy Co 4.35% 4/15/2049	100,000	83,015
Consumers Energy Co 4.9% 2/15/2029	80,000	82,070
NiSource Inc 4.375% 5/15/2047	165,000	136,101
NiSource Inc 4.8% 2/15/2044	40,000	35,460
NiSource Inc 6.95% 11/30/2054 (b)	40,000	41,592
San Diego Gas & Electric Co 2.95% 8/15/2051	60,000	37,629
San Diego Gas & Electric Co 3.75% 6/1/2047	85,000	63,440
Sempra 3.4% 2/1/2028	26,000	25,461
Sempra 3.8% 2/1/2038	30,000	25,275
Sempra 4% 2/1/2048	86,000	64,374
Sempra 6.875% 10/1/2054 (b)	80,000	81,180
		775,588
Water Utilities - 0.0%
American Water Capital Corp 2.3% 6/1/2031	50,000	44,602
American Water Capital Corp 2.95% 9/1/2027	90,000	88,179
American Water Capital Corp 3.75% 9/1/2047	80,000	60,551
American Water Capital Corp 4.3% 9/1/2045	25,000	21,258
American Water Capital Corp 6.593% 10/15/2037	64,000	71,994
		286,584
TOTAL UTILITIES		5,143,733

TOTAL UNITED STATES		123,732,411
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $164,441,543)		157,706,123

U.S. Government Agency - Mortgage Securities - 24.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 24.8%
Fannie Mae 2% 2/1/2038	643,188	590,173
Fannie Mae 2% 2/1/2052	71,550	57,921
Fannie Mae 2% 4/1/2052	95,704	77,354
Fannie Mae 3% 3/1/2050	5,813	5,123
Fannie Mae 5% 8/1/2053	85,286	84,423
Fannie Mae 5.5% 1/1/2055	216,056	219,335
Fannie Mae 5.5% 9/1/2054	197,722	198,931
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	141,851	126,755
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2052	93,920	71,253
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	362,329	324,788
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	158,456	141,742
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	587,472	525,503
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2051	155,320	117,834
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2051	90,047	68,315
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	185,413	166,318
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2037	76,273	68,156
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2052	83,618	63,437
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2037	70,676	63,154
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	82,480	62,600
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	201,664	152,993
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	90,159	68,399
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2036	201,702	185,770
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	88,751	81,435
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	323,960	259,619
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	750,000	597,528
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	105,230	84,429
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	71,599	57,446
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	204,723	163,616
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	82,485	75,712
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	849,605	679,009
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	722,097	575,298
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	711,322	568,492
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	809,915	745,942
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2036	65,602	60,215
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	3,012,769	2,417,233
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	88,443	71,016
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	514,332	411,056
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	308,841	249,047
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	239,678	194,023
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	231,475	187,094
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2037	273,066	250,558
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	1,819,590	1,458,205
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	224,422	178,728
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	182,188	146,231
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	51,166	41,004
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	355,956	283,925
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	113,982	91,486
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	150,630	138,215
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	202,208	161,922
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	91,440	72,736
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	74,381	60,259
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2037	481,224	441,559
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2037	321,565	295,060
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	902,882	722,999
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	720,413	576,432
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	1,173,377	933,001
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	137,817	127,620
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	115,091	92,413
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	357,555	287,100
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	53,146	42,641
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	88,809	71,309
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	16,063	12,898
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	210,034	168,713
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2027	13,342	13,191
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2050	27,009	22,733
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	321,168	268,821
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	979,331	813,896
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	264,532	219,845
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	51,791	43,835
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	42,574	36,034
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	42,869	35,989
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	30,006	25,396
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	24,433	20,306
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2034	80,436	76,433
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2036	79,997	75,141
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,056,772	880,973
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	379,154	316,763
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	59,414	49,879
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2034	32,923	31,285
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2049	24,282	20,438
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	48,091	40,133
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	112,113	107,848
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2037	221,407	204,577
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2050	241,224	201,907
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	334,050	281,900
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	304,503	255,728
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	264,791	222,957
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	74,370	61,830
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	23,105	19,202
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	219,266	196,565
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	31,530	26,687
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	20,613	17,357
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2037	137,358	128,892
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2037	132,329	124,793
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	78,016	65,251
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	713,716	595,603
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	10,509	10,046
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2047	33,953	29,140
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2050	58,257	48,907
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	285,515	238,801
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	309,639	279,170
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2050	82,372	69,152
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	709,281	595,449
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	562,955	470,847
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	496,936	412,990
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2035	47,108	44,558
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2036	95,623	89,968
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	17,118	14,274
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2035	30,366	28,722
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2045	129,671	110,035
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	112,244	94,861
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051	357,838	297,501
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051	174,863	146,253
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	140,230	116,585
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	74,587	62,011
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	53,186	50,307
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	39,187	37,066
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2039	32,896	29,833
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	177,680	148,831
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	22,138	18,592
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	220,387	183,227
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	173,509	144,253
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2028	15,128	14,865
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	55,599	53,714
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	202,867	169,928
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	257,068	217,096
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	79,085	76,499
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	44,125	40,264
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	58,682	52,361
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	443,032	389,074
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	28,358	24,905
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	268,610	235,224
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	9,263	8,448
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2044	47,021	42,893
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	236,334	207,993
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	66,534	59,429
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	73,135	64,274
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	27,185	24,061
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	21,154	18,683
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2033	11,161	10,877
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	18,653	17,017
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	157,160	143,435
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	33,850	30,235
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	19,082	17,434
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	232,081	201,349
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	89,554	86,626
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	31,569	30,715
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	25,447	24,567
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	9,576	8,729
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	11,081	9,887
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	396,806	348,478
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	24,007	21,271
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	42,771	37,415
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	17,633	17,178
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	7,862	7,652
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	266,705	259,651
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	21,797	21,243
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	17,849	17,226
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	109,654	99,984
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	104,812	95,494
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	15,431	14,069
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2048	12,312	10,909
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	55,403	48,603
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	214,275	188,914
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	75,552	66,610
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	71,977	63,458
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	11,986	10,567
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	221,480	192,152
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	124,523	108,034
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	26,802	26,083
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	34,157	31,149
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	287,467	262,464
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	30,037	27,343
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	149,444	136,378
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	139,157	127,210
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	30,810	27,163
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	149,433	129,926
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2033	12,330	11,999
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2040	429,486	409,255
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	49,098	44,795
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	426,501	373,224
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	302,074	262,075
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2035	26,544	25,626
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2049	124,466	109,424
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	339,836	294,836
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	23,324	22,554
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	66,200	60,304
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2048	8,871	7,860
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	288,679	257,850
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2052	472,587	410,747
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	17,724	17,274
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	36,817	33,557
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	559,669	503,693
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2048	3,948	3,622
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	516,429	452,725
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	9,932	9,728
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	28,969	26,426
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	64,821	59,131
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	12,687	11,332
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2048	24,960	22,295
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	22,258	19,679
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2035	22,072	21,609
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	48,317	45,573
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	62,479	57,512
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	131,803	119,935
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2033	8,748	8,619
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2049	56,786	52,520
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2035	156,263	152,591
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	115,524	107,098
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	168,767	155,720
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2049	194,586	177,718
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	151,181	139,162
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	10,897	10,702
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2035	3,367	3,296
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	232,641	219,046
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	152,463	143,646
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	10,299	9,541
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	64,514	59,285
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2049	18,084	16,539
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2029	9,913	9,820
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2035	37,031	36,485
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2033	9,899	9,766
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	32,356	29,905
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	159,675	144,598
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	45,730	41,569
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2037	125,045	123,506
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	168,598	158,738
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	39,759	37,481
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	28,146	26,005
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	662,168	599,647
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2033	8,226	8,105
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	112,201	105,714
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	27,264	25,029
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2044	328,573	309,015
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	58,817	54,141
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	2,049	1,992
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	22,294	21,621
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2055	721,742	673,702
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	4,543	4,419
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	3,327	3,241
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	1,989	1,938
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	12,527	12,083
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	15,295	14,629
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	83,169	78,796
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	5,182	4,909
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2049	55,139	52,171
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	116,501	109,138
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	47,929	46,602
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	26,244	25,441
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	15,356	14,788
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	18,430	17,918
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	25,452	24,725
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2043	13,056	12,572
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	17,582	16,658
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	12,991	12,308
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	7,524	7,128
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2038	77,260	76,214
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2039	40,257	39,303
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	4,681	4,556
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	22,983	22,330
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2044	11,911	11,464
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	26,908	26,181
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2044	20,753	20,012
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	10,546	10,232
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	69,111	65,585
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	42,531	40,294
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	147,700	139,842
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2054	45,940	42,900
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2055	148,145	138,284
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	457,633	440,487
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	9,358	8,880
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2041	3,523	3,428
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	16,506	15,803
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	248,169	232,717
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2053	232,984	217,967
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2034	11,407	11,442
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	14,888	14,482
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	11,757	11,157
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	15,967	15,277
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	19,100	18,155
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	7,256	6,886
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	54,389	51,614
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	72,371	67,865
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	5,473	5,339
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2046	14,821	14,181
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	15,778	14,948
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	3,102	2,939
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2049	112,050	106,053
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2050	51,608	48,766
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2055	124,698	116,397
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	19,000	18,179
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	48,426	45,956
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	22,837	21,686
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	4,171	3,951
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	48,602	46,046
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	4,758	4,657
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	124,271	121,275
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	10,141	10,136
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	8,958	8,756
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	419,645	405,208
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	88,497	85,506
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	22,336	21,811
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2049	22,946	22,371
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2050	93,789	91,323
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	88,062	85,058
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2028	12,137	12,116
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052	49,999	48,310
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	4,090	3,992
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2055	173,338	166,966
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2055	166,507	161,010
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	10,273	10,025
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2054	770,250	741,272
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2054	93,031	89,529
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	40,796	39,902
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	26,182	25,608
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	15,340	15,327
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	24,685	24,152
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	9,874	9,627
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2049	32,790	31,990
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2050	31,465	30,647
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2052	86,190	83,574
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	5,704	5,692
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2048	24,894	24,332
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2055	95,696	94,399
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048	89,766	91,423
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2054	74,919	73,904
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2049	7,553	7,583
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	319,702	317,268
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053	91,037	90,116
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053	90,389	89,474
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	99,129	97,786
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	143,738	144,845
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	11,382	11,470
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	104,946	105,655
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	14,665	14,723
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	33,750	34,010
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2055	517,164	510,157
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	2,268	2,283
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	133,498	132,398
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2029	28,989	29,189
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	80,651	81,904
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	159,016	157,507
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2054	149,839	147,879
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	75,001	75,770
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2048	9,228	9,269
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2055	24,955	24,615
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	14,242	14,352
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053	245,269	244,858
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2055	49,815	49,136
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2040	99,990	101,016
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	2,582	2,602
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	82,243	81,622
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	22,052	22,772
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	18,579	19,046
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	393,372	396,367
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	333,579	339,580
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	185,205	186,800
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2055	224,372	225,743
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2053	497,055	504,598
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	161,625	163,168
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	194,396	195,706
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2055	199,791	201,013
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	190,291	191,532
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	271,118	273,081
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	156,522	159,289
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	168,535	171,093
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	144,316	145,604
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	117,688	118,481
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2052	356,492	360,900
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	291,875	294,845
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	33,847	34,077
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	292,466	299,709
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054	153,515	158,180
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	120,150	124,327
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	43,014	44,026
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	171,922	175,803
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	1,760,519	1,800,268
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	158,231	161,739
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2039	144,707	149,411
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	147,909	153,721
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	366,834	380,771
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	47,437	49,239
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2044	104,994	109,011
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	123,608	128,507
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	90,475	94,075
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	20,601	21,363
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	70,713	73,405
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	585,102	616,752
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	23,552	24,890
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	23,192	24,449
Freddie Mac Gold Pool 1.5% 10/1/2041	96,024	79,702
Freddie Mac Gold Pool 1.5% 10/1/2051	418,129	317,215
Freddie Mac Gold Pool 1.5% 10/1/2051	124,288	94,291
Freddie Mac Gold Pool 1.5% 11/1/2051	364,402	276,454
Freddie Mac Gold Pool 1.5% 12/1/2036	133,585	119,870
Freddie Mac Gold Pool 1.5% 2/1/2051	88,029	66,811
Freddie Mac Gold Pool 1.5% 3/1/2037	70,180	62,711
Freddie Mac Gold Pool 1.5% 3/1/2052	43,808	33,235
Freddie Mac Gold Pool 1.5% 6/1/2051	87,299	66,884
Freddie Mac Gold Pool 1.5% 7/1/2036	568,226	509,352
Freddie Mac Gold Pool 1.5% 7/1/2041	248,298	206,738
Freddie Mac Gold Pool 1.5% 7/1/2051	620,464	470,910
Freddie Mac Gold Pool 1.5% 7/1/2051	79,404	60,240
Freddie Mac Gold Pool 2% 1/1/2037	166,567	153,202
Freddie Mac Gold Pool 2% 1/1/2051	163,722	131,410
Freddie Mac Gold Pool 2% 1/1/2051	113,279	90,781
Freddie Mac Gold Pool 2% 1/1/2051	17,416	13,957
Freddie Mac Gold Pool 2% 1/1/2052	970,929	774,453
Freddie Mac Gold Pool 2% 1/1/2052	440,912	351,276
Freddie Mac Gold Pool 2% 1/1/2052	27,601	22,352
Freddie Mac Gold Pool 2% 1/1/2052	25,166	20,018
Freddie Mac Gold Pool 2% 10/1/2036	122,564	112,500
Freddie Mac Gold Pool 2% 10/1/2051	157,071	125,532
Freddie Mac Gold Pool 2% 10/1/2052	49,999	39,741
Freddie Mac Gold Pool 2% 11/1/2050	574,872	461,236
Freddie Mac Gold Pool 2% 11/1/2050	27,931	22,628
Freddie Mac Gold Pool 2% 11/1/2051	358,293	286,350
Freddie Mac Gold Pool 2% 11/1/2051	241,077	193,272
Freddie Mac Gold Pool 2% 11/1/2051	238,061	190,854
Freddie Mac Gold Pool 2% 12/1/2036	255,166	234,214
Freddie Mac Gold Pool 2% 12/1/2036	58,185	53,643
Freddie Mac Gold Pool 2% 12/1/2050	247,468	196,695
Freddie Mac Gold Pool 2% 12/1/2051	316,299	255,654
Freddie Mac Gold Pool 2% 12/1/2051	107,529	87,046
Freddie Mac Gold Pool 2% 2/1/2036	205,308	189,091
Freddie Mac Gold Pool 2% 2/1/2051	747,769	595,049
Freddie Mac Gold Pool 2% 3/1/2037	371,758	341,058
Freddie Mac Gold Pool 2% 3/1/2052	235,736	190,390
Freddie Mac Gold Pool 2% 3/1/2052	71,907	57,716
Freddie Mac Gold Pool 2% 3/1/2052	62,787	50,081
Freddie Mac Gold Pool 2% 4/1/2036	165,989	152,722
Freddie Mac Gold Pool 2% 4/1/2037	196,482	180,717
Freddie Mac Gold Pool 2% 4/1/2042	597,668	518,738
Freddie Mac Gold Pool 2% 4/1/2052	165,612	132,927
Freddie Mac Gold Pool 2% 4/1/2052	87,764	70,717
Freddie Mac Gold Pool 2% 5/1/2051	1,837,174	1,471,148
Freddie Mac Gold Pool 2% 5/1/2051	17,736	14,369
Freddie Mac Gold Pool 2% 5/1/2052	859,438	684,449
Freddie Mac Gold Pool 2% 5/1/2052	244,860	198,066
Freddie Mac Gold Pool 2% 6/1/2052	287,567	229,825
Freddie Mac Gold Pool 2% 6/1/2052	49,811	39,731
Freddie Mac Gold Pool 2% 7/1/2050	459,374	368,856
Freddie Mac Gold Pool 2% 7/1/2051	216,258	174,119
Freddie Mac Gold Pool 2% 7/1/2051	104,197	84,707
Freddie Mac Gold Pool 2% 8/1/2037	419,559	384,976
Freddie Mac Gold Pool 2% 8/1/2050	272,410	218,732
Freddie Mac Gold Pool 2% 8/1/2051	309,027	247,265
Freddie Mac Gold Pool 2% 8/1/2051	20,716	16,621
Freddie Mac Gold Pool 2% 9/1/2041	738,187	636,870
Freddie Mac Gold Pool 2% 9/1/2050	263,314	211,429
Freddie Mac Gold Pool 2.5% 10/1/2050	303,372	253,926
Freddie Mac Gold Pool 2.5% 10/1/2050	290,367	246,216
Freddie Mac Gold Pool 2.5% 10/1/2051	971,280	807,508
Freddie Mac Gold Pool 2.5% 10/1/2051	721,090	602,433
Freddie Mac Gold Pool 2.5% 10/1/2051	264,235	219,681
Freddie Mac Gold Pool 2.5% 10/1/2051	23,533	19,565
Freddie Mac Gold Pool 2.5% 11/1/2046	13,078	11,225
Freddie Mac Gold Pool 2.5% 11/1/2050	145,362	122,850
Freddie Mac Gold Pool 2.5% 11/1/2051	288,418	240,959
Freddie Mac Gold Pool 2.5% 11/1/2051	97,900	82,984
Freddie Mac Gold Pool 2.5% 12/1/2049	28,688	24,147
Freddie Mac Gold Pool 2.5% 12/1/2051	263,773	221,523
Freddie Mac Gold Pool 2.5% 12/1/2051	99,763	82,941
Freddie Mac Gold Pool 2.5% 12/1/2051	53,085	44,980
Freddie Mac Gold Pool 2.5% 2/1/2052	787,247	656,966
Freddie Mac Gold Pool 2.5% 3/1/2033	17,419	16,755
Freddie Mac Gold Pool 2.5% 3/1/2052	494,761	412,883
Freddie Mac Gold Pool 2.5% 4/1/2042	143,163	127,284
Freddie Mac Gold Pool 2.5% 4/1/2051	399,054	331,643
Freddie Mac Gold Pool 2.5% 4/1/2052	446,331	372,886
Freddie Mac Gold Pool 2.5% 4/1/2052	107,983	91,395
Freddie Mac Gold Pool 2.5% 5/1/2051	638,262	533,833
Freddie Mac Gold Pool 2.5% 5/1/2051	102,034	86,488
Freddie Mac Gold Pool 2.5% 6/1/2050	79,796	66,989
Freddie Mac Gold Pool 2.5% 7/1/2050	155,969	130,938
Freddie Mac Gold Pool 2.5% 7/1/2051	683,768	571,252
Freddie Mac Gold Pool 2.5% 7/1/2051	404,052	337,944
Freddie Mac Gold Pool 2.5% 7/1/2052	213,646	177,556
Freddie Mac Gold Pool 2.5% 8/1/2035	72,540	68,613
Freddie Mac Gold Pool 2.5% 8/1/2051	647,214	540,713
Freddie Mac Gold Pool 2.5% 8/1/2051	138,447	115,103
Freddie Mac Gold Pool 2.5% 9/1/2035	67,919	64,200
Freddie Mac Gold Pool 2.5% 9/1/2050	486,911	407,854
Freddie Mac Gold Pool 2.5% 9/1/2051	201,089	168,000
Freddie Mac Gold Pool 3% 1/1/2033	46,475	45,247
Freddie Mac Gold Pool 3% 10/1/2043	75,203	68,850
Freddie Mac Gold Pool 3% 11/1/2026	5,723	5,671
Freddie Mac Gold Pool 3% 11/1/2049	107,462	94,374
Freddie Mac Gold Pool 3% 12/1/2034	27,992	27,024
Freddie Mac Gold Pool 3% 3/1/2045	15,442	13,967
Freddie Mac Gold Pool 3% 3/1/2052	48,568	42,220
Freddie Mac Gold Pool 3% 4/1/2045	20,226	18,279
Freddie Mac Gold Pool 3% 4/1/2049	93,887	82,775
Freddie Mac Gold Pool 3% 4/1/2050	40,812	35,982
Freddie Mac Gold Pool 3% 4/1/2051	427,488	374,355
Freddie Mac Gold Pool 3% 4/1/2052	280,255	243,670
Freddie Mac Gold Pool 3% 4/1/2052	124,999	108,369
Freddie Mac Gold Pool 3% 5/1/2029	17,433	17,199
Freddie Mac Gold Pool 3% 5/1/2052	314,784	272,905
Freddie Mac Gold Pool 3% 5/1/2052	98,543	85,432
Freddie Mac Gold Pool 3% 7/1/2038	246,328	235,578
Freddie Mac Gold Pool 3% 7/1/2045	5,464	4,932
Freddie Mac Gold Pool 3% 8/1/2049	130,941	115,116
Freddie Mac Gold Pool 3% 8/1/2052	995,277	878,415
Freddie Mac Gold Pool 3% 9/1/2034	1,359	1,314
Freddie Mac Gold Pool 3% 9/1/2051	271,213	235,173
Freddie Mac Gold Pool 3% 9/1/2051	24,736	21,453
Freddie Mac Gold Pool 3.5% 1/1/2050	210,960	192,673
Freddie Mac Gold Pool 3.5% 12/1/2033	17,729	17,468
Freddie Mac Gold Pool 3.5% 2/1/2034	10,160	10,001
Freddie Mac Gold Pool 3.5% 2/1/2043	20,631	19,461
Freddie Mac Gold Pool 3.5% 2/1/2047	155,971	144,157
Freddie Mac Gold Pool 3.5% 2/1/2048	80,657	74,341
Freddie Mac Gold Pool 3.5% 2/1/2048	6,702	6,177
Freddie Mac Gold Pool 3.5% 3/1/2048	57,090	52,744
Freddie Mac Gold Pool 3.5% 3/1/2050	232,831	215,486
Freddie Mac Gold Pool 3.5% 3/1/2051	201,356	183,272
Freddie Mac Gold Pool 3.5% 3/1/2055	172,612	156,139
Freddie Mac Gold Pool 3.5% 6/1/2034	17,854	17,507
Freddie Mac Gold Pool 3.5% 7/1/2046	124,715	116,321
Freddie Mac Gold Pool 3.5% 7/1/2049	78,078	71,383
Freddie Mac Gold Pool 3.5% 8/1/2046	70,376	65,217
Freddie Mac Gold Pool 3.5% 8/1/2052	419,334	379,610
Freddie Mac Gold Pool 3.5% 9/1/2033	17,154	16,901
Freddie Mac Gold Pool 3.5% 9/1/2042	29,092	27,428
Freddie Mac Gold Pool 3.5% 9/1/2052	928,601	839,472
Freddie Mac Gold Pool 3.5% 9/1/2052	126,830	114,815
Freddie Mac Gold Pool 4% 1/1/2041	24,408	23,795
Freddie Mac Gold Pool 4% 1/1/2041	12,019	11,717
Freddie Mac Gold Pool 4% 1/1/2044	14,728	14,201
Freddie Mac Gold Pool 4% 1/1/2047	77,900	74,583
Freddie Mac Gold Pool 4% 1/1/2055	174,234	162,636
Freddie Mac Gold Pool 4% 10/1/2034	13,726	13,754
Freddie Mac Gold Pool 4% 10/1/2042	5,274	5,117
Freddie Mac Gold Pool 4% 10/1/2048	149,130	141,196
Freddie Mac Gold Pool 4% 10/1/2050	122,618	115,711
Freddie Mac Gold Pool 4% 10/1/2051	95,950	90,283
Freddie Mac Gold Pool 4% 10/1/2052	89,774	84,297
Freddie Mac Gold Pool 4% 11/1/2036	27,775	27,265
Freddie Mac Gold Pool 4% 11/1/2037	64,878	64,000
Freddie Mac Gold Pool 4% 11/1/2048	4,183	3,971
Freddie Mac Gold Pool 4% 12/1/2040	12,976	12,650
Freddie Mac Gold Pool 4% 12/1/2049	80,410	76,056
Freddie Mac Gold Pool 4% 2/1/2034	18,920	18,959
Freddie Mac Gold Pool 4% 2/1/2041	15,930	15,536
Freddie Mac Gold Pool 4% 2/1/2041	4,300	4,185
Freddie Mac Gold Pool 4% 2/1/2043	21,517	20,783
Freddie Mac Gold Pool 4% 4/1/2042	9,558	9,313
Freddie Mac Gold Pool 4% 4/1/2049	146,759	139,868
Freddie Mac Gold Pool 4% 5/1/2045	4,412	4,281
Freddie Mac Gold Pool 4% 5/1/2048	7,931	7,536
Freddie Mac Gold Pool 4% 6/1/2047	394,417	372,729
Freddie Mac Gold Pool 4% 7/1/2042	4,321	4,211
Freddie Mac Gold Pool 4% 7/1/2045	20,323	19,785
Freddie Mac Gold Pool 4% 7/1/2049	40,862	38,675
Freddie Mac Gold Pool 4% 7/1/2052	638,317	598,571
Freddie Mac Gold Pool 4% 7/1/2052	33,333	31,257
Freddie Mac Gold Pool 4% 8/1/2038	95,381	93,702
Freddie Mac Gold Pool 4% 8/1/2049	67,612	63,993
Freddie Mac Gold Pool 4% 9/1/2040	4,017	3,918
Freddie Mac Gold Pool 4% 9/1/2045	34,520	33,103
Freddie Mac Gold Pool 4% 9/1/2048	139,954	132,766
Freddie Mac Gold Pool 4% 9/1/2048	68,909	65,286
Freddie Mac Gold Pool 4% 9/1/2048	47,716	45,207
Freddie Mac Gold Pool 4.5% 1/1/2049	8,422	8,219
Freddie Mac Gold Pool 4.5% 1/1/2050	46,800	45,598
Freddie Mac Gold Pool 4.5% 10/1/2048	23,743	23,208
Freddie Mac Gold Pool 4.5% 10/1/2052	376,267	363,551
Freddie Mac Gold Pool 4.5% 11/1/2040	303,101	302,825
Freddie Mac Gold Pool 4.5% 11/1/2049	42,440	41,377
Freddie Mac Gold Pool 4.5% 12/1/2048	15,355	14,985
Freddie Mac Gold Pool 4.5% 2/1/2053	83,765	81,143
Freddie Mac Gold Pool 4.5% 3/1/2049	46,371	45,253
Freddie Mac Gold Pool 4.5% 4/1/2050	57,270	55,800
Freddie Mac Gold Pool 4.5% 4/1/2053	84,672	81,705
Freddie Mac Gold Pool 4.5% 5/1/2049	10,798	10,537
Freddie Mac Gold Pool 4.5% 7/1/2041	27,352	27,308
Freddie Mac Gold Pool 4.5% 7/1/2048	32,691	31,954
Freddie Mac Gold Pool 4.5% 8/1/2048	83,702	81,867
Freddie Mac Gold Pool 4.5% 8/1/2048	55,135	53,892
Freddie Mac Gold Pool 4.5% 8/1/2052	401,480	388,289
Freddie Mac Gold Pool 4.5% 8/1/2053	166,951	161,048
Freddie Mac Gold Pool 4.5% 9/1/2048	8,831	8,643
Freddie Mac Gold Pool 4.5% 9/1/2052	91,493	88,401
Freddie Mac Gold Pool 4.5% 9/1/2054	147,924	142,359
Freddie Mac Gold Pool 5% 10/1/2053	98,578	97,611
Freddie Mac Gold Pool 5% 11/1/2052	90,767	90,161
Freddie Mac Gold Pool 5% 11/1/2054	630,886	622,337
Freddie Mac Gold Pool 5% 11/1/2054	174,515	172,150
Freddie Mac Gold Pool 5% 12/1/2048	25,267	25,462
Freddie Mac Gold Pool 5% 12/1/2052	167,577	167,139
Freddie Mac Gold Pool 5% 12/1/2053	241,274	241,398
Freddie Mac Gold Pool 5% 12/1/2053	97,534	96,395
Freddie Mac Gold Pool 5% 12/1/2054	292,508	288,545
Freddie Mac Gold Pool 5% 2/1/2049	5,012	5,052
Freddie Mac Gold Pool 5% 4/1/2039	71,971	72,754
Freddie Mac Gold Pool 5% 4/1/2040	231,193	234,053
Freddie Mac Gold Pool 5% 4/1/2053	341,914	338,670
Freddie Mac Gold Pool 5% 4/1/2053	167,830	167,234
Freddie Mac Gold Pool 5% 4/1/2053	86,805	85,805
Freddie Mac Gold Pool 5% 5/1/2050	14,646	14,685
Freddie Mac Gold Pool 5% 6/1/2053	171,686	170,004
Freddie Mac Gold Pool 5% 6/1/2053	85,482	84,644
Freddie Mac Gold Pool 5% 7/1/2054	94,356	93,136
Freddie Mac Gold Pool 5% 8/1/2052	137,865	136,652
Freddie Mac Gold Pool 5% 8/1/2055	91,689	90,898
Freddie Mac Gold Pool 5% 9/1/2052	237,040	235,236
Freddie Mac Gold Pool 5.5% 1/1/2040	205,998	210,652
Freddie Mac Gold Pool 5.5% 1/1/2053	58,053	58,609
Freddie Mac Gold Pool 5.5% 10/1/2054	196,395	199,744
Freddie Mac Gold Pool 5.5% 11/1/2053	429,223	432,920
Freddie Mac Gold Pool 5.5% 11/1/2054	264,458	266,075
Freddie Mac Gold Pool 5.5% 11/1/2054	143,942	146,846
Freddie Mac Gold Pool 5.5% 12/1/2052	179,903	182,127
Freddie Mac Gold Pool 5.5% 12/1/2054	195,869	197,067
Freddie Mac Gold Pool 5.5% 3/1/2053	316,436	320,052
Freddie Mac Gold Pool 5.5% 4/1/2053	166,237	168,032
Freddie Mac Gold Pool 5.5% 4/1/2054	172,532	173,910
Freddie Mac Gold Pool 5.5% 4/1/2055	218,694	220,031
Freddie Mac Gold Pool 5.5% 5/1/2055	249,538	251,064
Freddie Mac Gold Pool 5.5% 6/1/2049	36,870	37,971
Freddie Mac Gold Pool 5.5% 6/1/2054	97,042	97,693
Freddie Mac Gold Pool 5.5% 7/1/2053	191,211	192,918
Freddie Mac Gold Pool 5.5% 7/1/2054	536,680	544,657
Freddie Mac Gold Pool 5.5% 8/1/2053	89,825	90,599
Freddie Mac Gold Pool 5.5% 8/1/2053	85,514	86,278
Freddie Mac Gold Pool 5.5% 8/1/2055	74,673	75,130
Freddie Mac Gold Pool 5.5% 9/1/2053	154,799	157,874
Freddie Mac Gold Pool 6% 1/1/2053	233,988	240,037
Freddie Mac Gold Pool 6% 1/1/2053	148,949	152,963
Freddie Mac Gold Pool 6% 1/1/2055	296,053	302,552
Freddie Mac Gold Pool 6% 12/1/2052	454,004	466,240
Freddie Mac Gold Pool 6% 12/1/2053	178,918	184,954
Freddie Mac Gold Pool 6% 12/1/2053	153,214	156,912
Freddie Mac Gold Pool 6% 4/1/2054	325,930	337,974
Freddie Mac Gold Pool 6% 5/1/2054	439,568	456,498
Freddie Mac Gold Pool 6% 5/1/2054	422,999	432,549
Freddie Mac Gold Pool 6% 5/1/2055	24,079	24,608
Freddie Mac Gold Pool 6% 6/1/2053	152,339	156,255
Freddie Mac Gold Pool 6% 6/1/2054	89,054	91,045
Freddie Mac Gold Pool 6% 7/1/2055	250,001	255,499
Freddie Mac Gold Pool 6% 8/1/2054	519,675	531,246
Freddie Mac Gold Pool 6% 9/1/2054	151,470	154,843
Freddie Mac Gold Pool 6.5% 12/1/2053	96,258	100,847
Freddie Mac Gold Pool 6.5% 2/1/2054	542,902	563,155
Freddie Mac Gold Pool 6.5% 2/1/2054	180,140	188,433
Freddie Mac Gold Pool 6.5% 6/1/2054	188,295	198,214
Freddie Mac Gold Pool 6.5% 6/1/2054	93,928	99,082
Freddie Mac Gold Pool 6.5% 8/1/2053	68,504	71,107
Freddie Mac Gold Pool 6.5% 9/1/2053	423,103	439,178
Freddie Mac Gold Pool 6.5% 9/1/2054	111,614	117,773
Freddie Mac Gold Pool 7% 1/1/2054	27,014	28,535
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	601,646	621,293
Freddie Mac Non Gold Pool 5% 7/1/2055	24,999	24,666
Freddie Mac Non Gold Pool 5.5% 4/1/2054	117,471	118,556
Freddie Mac Non Gold Pool 5.5% 8/1/2054	22,076	22,224
Freddie Mac Non Gold Pool 6% 2/1/2055	199,721	204,105
Freddie Mac Non Gold Pool 6.5% 8/1/2053	468,805	487,167
Ginnie Mae I Pool 2.5% 7/20/2052	85,736	73,094
Ginnie Mae I Pool 3% 10/20/2042	47,531	43,559
Ginnie Mae I Pool 3% 7/20/2052	231,203	205,121
Ginnie Mae I Pool 3% 9/20/2052	82,379	73,330
Ginnie Mae I Pool 3.5% 10/20/2052	249,343	227,573
Ginnie Mae I Pool 3.5% 11/20/2052	167,475	152,853
Ginnie Mae I Pool 3.5% 12/20/2052	175,797	160,338
Ginnie Mae I Pool 3.5% 7/20/2052	315,220	287,698
Ginnie Mae I Pool 4% 1/20/2053	164,437	154,725
Ginnie Mae I Pool 4% 10/20/2052	331,035	311,432
Ginnie Mae I Pool 4% 12/20/2052	43,372	40,817
Ginnie Mae I Pool 4% 3/20/2047	45,730	43,647
Ginnie Mae I Pool 4% 6/20/2053	86,386	81,392
Ginnie Mae I Pool 4% 7/20/2052	158,273	149,148
Ginnie Mae I Pool 4% 8/20/2052	159,416	150,225
Ginnie Mae I Pool 4.5% 10/20/2052	322,185	313,051
Ginnie Mae I Pool 4.5% 10/20/2054	121,140	116,882
Ginnie Mae I Pool 4.5% 2/20/2053	82,976	80,591
Ginnie Mae I Pool 4.5% 4/20/2053	88,220	85,547
Ginnie Mae I Pool 4.5% 7/20/2052	155,837	151,614
Ginnie Mae I Pool 4.5% 8/20/2052	78,283	76,113
Ginnie Mae I Pool 5% 10/20/2052	238,217	236,949
Ginnie Mae I Pool 5% 10/20/2054	387,709	383,828
Ginnie Mae I Pool 5% 12/20/2052	79,183	78,761
Ginnie Mae I Pool 5% 4/20/2053	247,290	245,896
Ginnie Mae I Pool 5% 9/20/2052	231,147	229,916
Ginnie Mae I Pool 5.5% 1/20/2053	70,667	71,572
Ginnie Mae I Pool 5.5% 10/20/2054	144,009	145,133
Ginnie Mae I Pool 5.5% 12/20/2052	213,002	215,730
Ginnie Mae I Pool 5.5% 2/20/2053	72,313	73,217
Ginnie Mae I Pool 5.5% 4/20/2053	38,563	39,044
Ginnie Mae I Pool 5.5% 5/20/2053	160,373	162,427
Ginnie Mae I Pool 5.5% 6/20/2053	197,486	199,953
Ginnie Mae I Pool 6% 12/20/2052	232,049	238,662
Ginnie Mae I Pool 6% 4/20/2053	62,391	64,091
Ginnie Mae I Pool 6.5% 12/20/2052	41,516	42,892
Ginnie Mae II Pool 1.5% 5/20/2051	35,789	28,095
Ginnie Mae II Pool 2% 1/20/2051	752,491	616,389
Ginnie Mae II Pool 2% 1/20/2052	53,523	43,834
Ginnie Mae II Pool 2% 11/20/2051	516,269	423,134
Ginnie Mae II Pool 2% 12/20/2050	1,479,197	1,211,309
Ginnie Mae II Pool 2% 12/20/2051	74,715	61,189
Ginnie Mae II Pool 2% 2/20/2051	538,853	441,391
Ginnie Mae II Pool 2% 2/20/2052	92,300	75,591
Ginnie Mae II Pool 2% 3/20/2051	862,421	706,436
Ginnie Mae II Pool 2% 3/20/2052	70,890	58,079
Ginnie Mae II Pool 2% 4/20/2051	482,929	395,582
Ginnie Mae II Pool 2% 4/20/2052	524,948	430,083
Ginnie Mae II Pool 2% 6/20/2051	312,356	255,763
Ginnie Mae II Pool 2% 7/20/2051	103,157	84,467
Ginnie Mae II Pool 2% 9/20/2050	96,893	79,398
Ginnie Mae II Pool 2.5% 1/20/2051	107,707	91,842
Ginnie Mae II Pool 2.5% 1/20/2052	49,604	42,266
Ginnie Mae II Pool 2.5% 10/20/2050	368,168	314,283
Ginnie Mae II Pool 2.5% 11/20/2050	164,772	140,656
Ginnie Mae II Pool 2.5% 11/20/2051	526,833	448,903
Ginnie Mae II Pool 2.5% 12/20/2049	79,876	68,360
Ginnie Mae II Pool 2.5% 12/20/2050	147,362	125,679
Ginnie Mae II Pool 2.5% 12/20/2051	135,561	115,508
Ginnie Mae II Pool 2.5% 2/20/2051	154,562	131,796
Ginnie Mae II Pool 2.5% 2/20/2052	460,828	392,734
Ginnie Mae II Pool 2.5% 3/20/2050	48,747	41,719
Ginnie Mae II Pool 2.5% 3/20/2051	57,551	49,074
Ginnie Mae II Pool 2.5% 4/20/2052	77,158	65,757
Ginnie Mae II Pool 2.5% 5/20/2050	123,088	105,189
Ginnie Mae II Pool 2.5% 5/20/2051	442,997	377,744
Ginnie Mae II Pool 2.5% 5/20/2052	765,211	652,139
Ginnie Mae II Pool 2.5% 6/20/2051	141,623	120,674
Ginnie Mae II Pool 2.5% 7/20/2051	1,179,179	1,004,752
Ginnie Mae II Pool 2.5% 8/20/2050	163,999	140,013
Ginnie Mae II Pool 2.5% 8/20/2051	372,616	317,498
Ginnie Mae II Pool 2.5% 9/20/2050	375,495	320,538
Ginnie Mae II Pool 2.5% 9/20/2051	141,393	120,478
Ginnie Mae II Pool 3% 1/20/2043	2,957	2,708
Ginnie Mae II Pool 3% 1/20/2050	229,289	203,727
Ginnie Mae II Pool 3% 10/20/2050	234,242	208,055
Ginnie Mae II Pool 3% 11/20/2047	16,094	14,405
Ginnie Mae II Pool 3% 11/20/2049	60,625	53,866
Ginnie Mae II Pool 3% 11/20/2051	42,246	37,467
Ginnie Mae II Pool 3% 11/20/2053	78,584	70,198
Ginnie Mae II Pool 3% 11/20/2054	98,725	87,495
Ginnie Mae II Pool 3% 12/20/2047	96,543	86,414
Ginnie Mae II Pool 3% 12/20/2049	76,136	67,648
Ginnie Mae II Pool 3% 12/20/2051	48,052	42,601
Ginnie Mae II Pool 3% 12/20/2054	95,386	84,573
Ginnie Mae II Pool 3% 2/20/2046	65,095	58,489
Ginnie Mae II Pool 3% 2/20/2050	75,248	66,859
Ginnie Mae II Pool 3% 2/20/2051	179,849	159,686
Ginnie Mae II Pool 3% 3/20/2043	3,033	2,775
Ginnie Mae II Pool 3% 3/20/2048	31,241	27,963
Ginnie Mae II Pool 3% 3/20/2052	262,834	232,937
Ginnie Mae II Pool 3% 4/20/2048	36,751	32,895
Ginnie Mae II Pool 3% 4/20/2050	156,577	139,121
Ginnie Mae II Pool 3% 4/20/2051	30,917	27,442
Ginnie Mae II Pool 3% 4/20/2052	485,266	430,068
Ginnie Mae II Pool 3% 5/20/2052	529,111	468,925
Ginnie Mae II Pool 3% 6/20/2050	85,318	75,780
Ginnie Mae II Pool 3% 6/20/2052	367,368	325,580
Ginnie Mae II Pool 3% 7/20/2042	4,021	3,688
Ginnie Mae II Pool 3% 7/20/2046	29,339	26,352
Ginnie Mae II Pool 3% 7/20/2049	52,762	47,077
Ginnie Mae II Pool 3% 7/20/2050	49,471	43,940
Ginnie Mae II Pool 3% 8/20/2043	3,285	2,999
Ginnie Mae II Pool 3% 8/20/2046	147,083	132,111
Ginnie Mae II Pool 3% 8/20/2050	52,495	46,626
Ginnie Mae II Pool 3% 8/20/2051	286,618	254,217
Ginnie Mae II Pool 3.5% 1/20/2048	50,492	46,644
Ginnie Mae II Pool 3.5% 1/20/2050	206,395	190,019
Ginnie Mae II Pool 3.5% 10/1/2055 (f)	625,000	567,343
Ginnie Mae II Pool 3.5% 10/20/2047	3,290	3,040
Ginnie Mae II Pool 3.5% 10/20/2048	12,064	11,130
Ginnie Mae II Pool 3.5% 11/20/2050	8,624	7,940
Ginnie Mae II Pool 3.5% 12/20/2049	31,975	29,438
Ginnie Mae II Pool 3.5% 2/20/2046	100,439	93,192
Ginnie Mae II Pool 3.5% 2/20/2047	8,047	7,451
Ginnie Mae II Pool 3.5% 2/20/2048	15,243	14,082
Ginnie Mae II Pool 3.5% 2/20/2049	98,330	90,805
Ginnie Mae II Pool 3.5% 2/20/2051	194,334	178,915
Ginnie Mae II Pool 3.5% 3/20/2048	55,920	51,658
Ginnie Mae II Pool 3.5% 3/20/2049	66,829	61,610
Ginnie Mae II Pool 3.5% 3/20/2050	228,771	210,620
Ginnie Mae II Pool 3.5% 3/20/2051	208,235	191,713
Ginnie Mae II Pool 3.5% 4/20/2046	76,164	70,668
Ginnie Mae II Pool 3.5% 4/20/2049	10,952	10,093
Ginnie Mae II Pool 3.5% 5/20/2046	36,601	33,960
Ginnie Mae II Pool 3.5% 5/20/2051	28,905	26,539
Ginnie Mae II Pool 3.5% 5/20/2052	154,469	141,078
Ginnie Mae II Pool 3.5% 5/20/2054	88,167	80,738
Ginnie Mae II Pool 3.5% 6/20/2048	34,547	31,914
Ginnie Mae II Pool 3.5% 6/20/2049	2,784	2,565
Ginnie Mae II Pool 3.5% 7/20/2049	19,087	17,584
Ginnie Mae II Pool 3.5% 8/20/2048	10,746	9,923
Ginnie Mae II Pool 3.5% 8/20/2049	6,778	6,244
Ginnie Mae II Pool 3.5% 9/1/2055 (f)	1,250,000	1,137,664
Ginnie Mae II Pool 3.5% 9/20/2049	13,235	12,193
Ginnie Mae II Pool 4% 1/20/2049	28,261	26,841
Ginnie Mae II Pool 4% 10/20/2048	20,566	19,533
Ginnie Mae II Pool 4% 10/20/2049	27,555	26,120
Ginnie Mae II Pool 4% 11/20/2049	31,414	29,719
Ginnie Mae II Pool 4% 12/20/2047	13,217	12,591
Ginnie Mae II Pool 4% 12/20/2049	38,753	36,734
Ginnie Mae II Pool 4% 12/20/2050	39,184	37,020
Ginnie Mae II Pool 4% 2/20/2050	49,098	46,539
Ginnie Mae II Pool 4% 3/20/2050	166,220	157,558
Ginnie Mae II Pool 4% 4/20/2047	17,461	16,666
Ginnie Mae II Pool 4% 4/20/2049	18,532	17,566
Ginnie Mae II Pool 4% 4/20/2050	22,033	20,843
Ginnie Mae II Pool 4% 5/20/2048	36,916	35,119
Ginnie Mae II Pool 4% 5/20/2050	24,609	23,327
Ginnie Mae II Pool 4% 5/20/2054	216,885	202,669
Ginnie Mae II Pool 4% 6/20/2048	9,836	9,357
Ginnie Mae II Pool 4% 6/20/2051	53,659	50,863
Ginnie Mae II Pool 4% 6/20/2055	324,998	303,062
Ginnie Mae II Pool 4% 8/20/2048	40,581	38,543
Ginnie Mae II Pool 4% 8/20/2055	149,985	139,861
Ginnie Mae II Pool 4.5% 1/20/2049	84,479	82,843
Ginnie Mae II Pool 4.5% 1/20/2055	270,499	260,465
Ginnie Mae II Pool 4.5% 10/20/2053	91,969	89,118
Ginnie Mae II Pool 4.5% 11/20/2048	16,619	16,313
Ginnie Mae II Pool 4.5% 11/20/2054	97,433	93,887
Ginnie Mae II Pool 4.5% 12/20/2049	12,824	12,576
Ginnie Mae II Pool 4.5% 12/20/2050	53,061	51,983
Ginnie Mae II Pool 4.5% 12/20/2053	93,943	90,759
Ginnie Mae II Pool 4.5% 2/20/2049	8,546	8,373
Ginnie Mae II Pool 4.5% 2/20/2050	69,911	68,557
Ginnie Mae II Pool 4.5% 2/20/2055	98,832	95,166
Ginnie Mae II Pool 4.5% 3/20/2055	74,285	71,529
Ginnie Mae II Pool 4.5% 4/20/2049	10,268	10,069
Ginnie Mae II Pool 4.5% 4/20/2050	21,456	20,993
Ginnie Mae II Pool 4.5% 4/20/2051	52,381	51,416
Ginnie Mae II Pool 4.5% 4/20/2055	150,000	144,435
Ginnie Mae II Pool 4.5% 5/20/2049	15,766	15,446
Ginnie Mae II Pool 4.5% 5/20/2054	96,189	92,688
Ginnie Mae II Pool 4.5% 6/20/2054	169,366	163,189
Ginnie Mae II Pool 4.5% 7/20/2053	88,839	86,092
Ginnie Mae II Pool 4.5% 7/20/2055	74,857	72,080
Ginnie Mae II Pool 4.5% 8/20/2048	41,989	41,255
Ginnie Mae II Pool 4.5% 9/20/2049	16,133	15,835
Ginnie Mae II Pool 5% 1/20/2055	220,856	218,559
Ginnie Mae II Pool 5% 10/20/2048	7,866	7,920
Ginnie Mae II Pool 5% 11/20/2049	25,563	25,802
Ginnie Mae II Pool 5% 11/20/2053	90,675	90,051
Ginnie Mae II Pool 5% 11/20/2054	291,600	288,658
Ginnie Mae II Pool 5% 12/20/2047	12,464	12,639
Ginnie Mae II Pool 5% 12/20/2054	146,894	145,367
Ginnie Mae II Pool 5% 2/20/2055	172,352	170,559
Ginnie Mae II Pool 5% 3/20/2049	7,973	8,023
Ginnie Mae II Pool 5% 3/20/2050	16,177	16,374
Ginnie Mae II Pool 5% 4/20/2055	148,737	147,190
Ginnie Mae II Pool 5% 5/20/2054	93,858	92,999
Ginnie Mae II Pool 5% 6/20/2048	25,857	26,075
Ginnie Mae II Pool 5% 6/20/2054	95,062	94,162
Ginnie Mae II Pool 5% 6/20/2055	174,263	172,451
Ginnie Mae II Pool 5% 7/20/2048	7,310	7,365
Ginnie Mae II Pool 5% 7/20/2053	172,664	171,691
Ginnie Mae II Pool 5% 7/20/2055	324,676	321,299
Ginnie Mae II Pool 5% 8/20/2053	87,783	87,289
Ginnie Mae II Pool 5% 9/20/2053	87,234	86,742
Ginnie Mae II Pool 5.5% 1/20/2055	269,792	271,920
Ginnie Mae II Pool 5.5% 10/20/2053	165,251	167,316
Ginnie Mae II Pool 5.5% 12/20/2048	8,423	8,696
Ginnie Mae II Pool 5.5% 2/20/2054	227,575	229,920
Ginnie Mae II Pool 5.5% 3/20/2055	248,450	250,409
Ginnie Mae II Pool 5.5% 5/20/2055	498,447	502,377
Ginnie Mae II Pool 5.5% 6/20/2055	349,113	351,866
Ginnie Mae II Pool 5.5% 7/20/2054	229,611	231,475
Ginnie Mae II Pool 5.5% 7/20/2055	598,490	603,209
Ginnie Mae II Pool 5.5% 8/20/2054	231,444	233,323
Ginnie Mae II Pool 5.5% 9/20/2053	156,800	158,759
Ginnie Mae II Pool 6% 1/20/2055	340,625	347,591
Ginnie Mae II Pool 6% 10/1/2055 (f)	825,000	840,688
Ginnie Mae II Pool 6% 12/20/2054	672,304	685,527
Ginnie Mae II Pool 6% 9/1/2055 (f)	1,650,000	1,682,922
Ginnie Mae II Pool 6.5% 3/20/2055	371,752	382,910
Ginnie Mae II Pool 6.5% 5/20/2055	173,844	179,062
Ginnie Mae II Pool 6.5% 7/20/2053	96,293	99,386
Ginnie Mae II Pool 6.5% 7/20/2054	193,669	199,225
Uniform Mortgage Backed Securities 2% 9/1/2055 (f)	1,300,000	1,032,180
Uniform Mortgage Backed Securities 2.5% 9/1/2055 (f)	400,000	332,078
Uniform Mortgage Backed Securities 3% 9/1/2055 (f)	75,000	64,979
Uniform Mortgage Backed Securities 3.5% 10/1/2055 (f)	900,000	812,848
Uniform Mortgage Backed Securities 3.5% 9/1/2040 (f)	50,000	48,409
Uniform Mortgage Backed Securities 3.5% 9/1/2055 (f)	1,400,000	1,264,977
Uniform Mortgage Backed Securities 4% 9/1/2055 (f)	150,000	139,998
Uniform Mortgage Backed Securities 4.5% 9/1/2040 (f)	250,000	249,463
Uniform Mortgage Backed Securities 4.5% 9/1/2055 (f)	100,000	96,188
Uniform Mortgage Backed Securities 5% 9/1/2040 (f)	175,000	176,812
Uniform Mortgage Backed Securities 5% 9/1/2055 (f)	125,000	123,276
Uniform Mortgage Backed Securities 5.5% 9/1/2040 (f)	125,000	127,764
Uniform Mortgage Backed Securities 5.5% 9/1/2055 (f)	550,000	553,223
Uniform Mortgage Backed Securities 6% 10/1/2055 (f)	125,000	127,607
Uniform Mortgage Backed Securities 6% 9/1/2055 (f)	1,900,000	1,941,266
Uniform Mortgage Backed Securities 6.5% 9/1/2055 (f)	900,000	932,590
Uniform Mortgage Backed Securities 7% 9/1/2055 (f)	400,000	420,784
TOTAL UNITED STATES		145,956,013
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $154,092,693)		145,956,013

U.S. Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Fannie Mae 0.75% 10/8/2027	125,000	117,787
Fannie Mae 0.875% 8/5/2030	83,000	72,542
Fannie Mae 6.625% 11/15/2030	229,000	259,734
Freddie Mac Non Gold Pool 6.25% 7/15/2032	130,000	148,015

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $648,816)		598,078

U.S. Treasury Obligations - 45.1%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 8/15/2040	1.35 to 1.88	775,000	477,109
US Treasury Bonds 1.375% 11/15/2040	1.65 to 1.92	599,000	381,746
US Treasury Bonds 1.375% 8/15/2050	1.93	189,000	91,311
US Treasury Bonds 1.625% 11/15/2050	1.57 to 1.95	1,086,000	560,308
US Treasury Bonds 1.75% 8/15/2041	2.01 to 3.46	1,262,000	835,976
US Treasury Bonds 1.875% 11/15/2051	2.29 to 3.21	439,000	238,912
US Treasury Bonds 1.875% 2/15/2041	2.25	209,000	143,630
US Treasury Bonds 1.875% 2/15/2051	2.30 to 2.31	96,000	52,811
US Treasury Bonds 2% 11/15/2041	1.88 to 3.34	1,046,000	717,205
US Treasury Bonds 2% 2/15/2050	1.71	45,000	25,977
US Treasury Bonds 2% 8/15/2051	2.04	579,000	326,773
US Treasury Bonds 2.25% 2/15/2052	2.49	100,000	59,777
US Treasury Bonds 2.25% 5/15/2041	2.63 to 3.29	1,321,000	957,261
US Treasury Bonds 2.25% 8/15/2046	3.03	6,000	3,887
US Treasury Bonds 2.25% 8/15/2049	2.22 to 2.31	34,000	20,982
US Treasury Bonds 2.375% 11/15/2049	2.39	1,000	632
US Treasury Bonds 2.375% 2/15/2042	3.61	1,650,000	1,193,210
US Treasury Bonds 2.375% 5/15/2051	2.05 to 2.97	842,000	523,191
US Treasury Bonds 2.5% 2/15/2046	2.33 to 3.07	89,000	61,031
US Treasury Bonds 2.5% 5/15/2046	2.54 to 2.91	83,000	56,745
US Treasury Bonds 2.75% 11/15/2042	2.83	4,000	3,023
US Treasury Bonds 2.75% 11/15/2047	2.15 to 3.08	23,000	16,151
US Treasury Bonds 2.75% 8/15/2042	3.22	41,000	31,147
US Treasury Bonds 2.875% 5/15/2049	2.62	12,000	8,486
US Treasury Bonds 2.875% 5/15/2052	3.07 to 4.29	2,450,000	1,689,447
US Treasury Bonds 2.875% 8/15/2045	1.81	95,000	70,252
US Treasury Bonds 3% 11/15/2044	3.38	7,000	5,341
US Treasury Bonds 3% 11/15/2045	3.36	8,000	6,033
US Treasury Bonds 3% 2/15/2048	3.02	4,000	2,934
US Treasury Bonds 3% 2/15/2049	3.09	20,000	14,527
US Treasury Bonds 3% 5/15/2042	3.12	13,000	10,312
US Treasury Bonds 3% 5/15/2045	2.32 to 3.03	121,000	91,733
US Treasury Bonds 3% 5/15/2047	2.95	17,000	12,589
US Treasury Bonds 3% 8/15/2048	3.20 to 3.39	28,000	20,433
US Treasury Bonds 3% 8/15/2052	3.29 to 4.15	2,260,000	1,598,244
US Treasury Bonds 3.125% 11/15/2041	2.06	75,000	61,140
US Treasury Bonds 3.125% 2/15/2043	2.40 to 2.87	125,000	99,692
US Treasury Bonds 3.125% 5/15/2048	2.75 to 3.09	57,000	42,681
US Treasury Bonds 3.125% 8/15/2044	3.05 to 3.09	238,000	185,993
US Treasury Bonds 3.25% 5/15/2042	3.28 to 4.49	665,000	546,833
US Treasury Bonds 3.375% 11/15/2048	3.03 to 3.25	32,000	24,971
US Treasury Bonds 3.375% 5/15/2044	2.54 to 3.16	198,000	161,331
US Treasury Bonds 3.375% 8/15/2042	4.43	390,000	325,284
US Treasury Bonds 3.625% 2/15/2053	3.96	400,000	320,172
US Treasury Bonds 3.625% 5/15/2053	4.01 to 4.40	100,000	79,957
US Treasury Bonds 3.625% 8/15/2043	3.34 to 3.45	47,000	40,086
US Treasury Bonds 3.75% 11/15/2043	3.16	39,000	33,767
US Treasury Bonds 3.75% 8/15/2041	2.43 to 3.39	48,000	42,780
US Treasury Bonds 3.875% 2/15/2043	3.81 to 4.59	2,320,000	2,061,447
US Treasury Bonds 3.875% 5/15/2043	4.01 to 4.57	650,000	575,897
US Treasury Bonds 3.875% 8/15/2040	2.34	20,000	18,320
US Treasury Bonds 4% 11/15/2042	3.69 to 3.97	1,920,000	1,739,325
US Treasury Bonds 4% 11/15/2052	3.92 to 3.97	645,000	553,541
US Treasury Bonds 4.125% 8/15/2044	4.18 to 4.70	4,010,000	3,642,678
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.03	1,500,000	1,313,730
US Treasury Bonds 4.25% 2/15/2054	4.34 to 4.78	5,043,000	4,511,909
US Treasury Bonds 4.25% 8/15/2054	4.11 to 4.52	2,860,000	2,558,806
US Treasury Bonds 4.375% 11/15/2039	2.41	24,000	23,444
US Treasury Bonds 4.375% 5/15/2040	2.77	45,000	43,784
US Treasury Bonds 4.375% 8/15/2043	4.39 to 5.20	2,570,000	2,430,055
US Treasury Bonds 4.5% 11/15/2054	4.37 to 4.80	1,690,000	1,577,575
US Treasury Bonds 4.5% 2/15/2036	3.21	1,000	1,026
US Treasury Bonds 4.5% 2/15/2044	4.36 to 4.93	3,050,000	2,923,473
US Treasury Bonds 4.5% 5/15/2038	2.94	45,000	45,464
US Treasury Bonds 4.625% 11/15/2044	4.86 to 4.92	930,000	902,173
US Treasury Bonds 4.625% 2/15/2055	4.47 to 4.85	2,430,000	2,316,094
US Treasury Bonds 4.625% 5/15/2044	4.50 to 4.71	2,080,000	2,023,288
US Treasury Bonds 4.625% 5/15/2054	4.34 to 4.63	1,700,000	1,619,582
US Treasury Bonds 4.75% 11/15/2043	4.20 to 4.74	2,520,000	2,496,670
US Treasury Bonds 4.75% 5/15/2055	4.80 to 4.99	3,200,000	3,113,000
US Treasury Bonds 4.75% 8/15/2045	4.74	360,000	360,394
US Treasury Bonds 4.75% 8/15/2055	4.90 to 4.92	940,000	914,738
US Treasury Bonds 5% 5/15/2037	2.92	10,000	10,625
US Treasury Bonds 5% 5/15/2045	4.80 to 5.05	4,810,000	4,890,417
US Treasury Notes 0.375% 7/31/2027	0.42 to 0.48	1,248,000	1,173,607
US Treasury Notes 0.5% 10/31/2027	0.64	64,000	59,890
US Treasury Notes 0.5% 5/31/2027	0.44 to 0.70	1,548,000	1,466,065
US Treasury Notes 0.5% 6/30/2027	0.39 to 0.66	1,571,000	1,484,350
US Treasury Notes 0.5% 8/31/2027	1.19	309,000	290,581
US Treasury Notes 0.625% 11/30/2027	0.62 to 0.78	509,000	476,690
US Treasury Notes 0.625% 12/31/2027	0.76	338,000	315,687
US Treasury Notes 0.625% 3/31/2027	0.38 to 0.60	808,000	770,346
US Treasury Notes 0.625% 5/15/2030	1.69	75,000	65,177
US Treasury Notes 0.625% 8/15/2030	0.71	204,000	175,799
US Treasury Notes 0.75% 1/31/2028	0.93 to 0.94	263,000	245,823
US Treasury Notes 0.75% 4/30/2026	0.81	1,041,000	1,019,135
US Treasury Notes 0.875% 9/30/2026	1.12 to 1.19	1,510,000	1,463,107
US Treasury Notes 1% 7/31/2028	1.13	2,000	1,857
US Treasury Notes 1.125% 2/15/2031	1.63	2,000	1,746
US Treasury Notes 1.125% 2/28/2027	0.73	1,000	962
US Treasury Notes 1.125% 2/29/2028	1.28	1,000	941
US Treasury Notes 1.125% 8/31/2028	1.13	10,000	9,305
US Treasury Notes 1.25% 12/31/2026	2.17	225,000	217,714
US Treasury Notes 1.25% 3/31/2028	1.30	13,000	12,257
US Treasury Notes 1.25% 4/30/2028	1.25 to 1.26	659,000	620,258
US Treasury Notes 1.25% 6/30/2028	0.99	262,000	245,676
US Treasury Notes 1.25% 8/15/2031	3.20	259,000	223,802
US Treasury Notes 1.25% 9/30/2028	1.56	5,000	4,660
US Treasury Notes 1.375% 10/31/2028	1.39 to 1.81	410,000	383,014
US Treasury Notes 1.375% 12/31/2028	1.56 to 1.76	995,000	926,283
US Treasury Notes 1.375% 8/31/2026	0.54 to 1.64	695,000	678,217
US Treasury Notes 1.5% 1/31/2027	3.03	173,000	167,682
US Treasury Notes 1.5% 11/30/2028	1.92 to 2.37	2,379,000	2,227,432
US Treasury Notes 1.625% 10/31/2026	1.70 to 1.82	215,000	209,692
US Treasury Notes 1.625% 8/15/2029	0.81 to 1.92	176,000	163,384
US Treasury Notes 1.625% 9/30/2026	0.40	93,000	90,846
US Treasury Notes 1.75% 1/31/2029	2.89 to 2.94	465,000	437,518
US Treasury Notes 1.875% 2/28/2027	2.85	160,000	155,731
US Treasury Notes 1.875% 2/28/2029	3.26	25,000	23,588
US Treasury Notes 1.875% 7/31/2026	1.42 to 1.61	238,000	233,727
US Treasury Notes 2% 11/15/2026	2.85	110,000	107,684
US Treasury Notes 2.25% 11/15/2027	2.08 to 2.47	100,000	97,137
US Treasury Notes 2.25% 2/15/2027	3.09 to 3.14	134,000	131,221
US Treasury Notes 2.25% 8/15/2027	3.05	35,000	34,089
US Treasury Notes 2.375% 5/15/2027	3.19	22,000	21,533
US Treasury Notes 2.375% 5/15/2029	2.12	16,000	15,316
US Treasury Notes 2.625% 2/15/2029	2.56	57,000	55,196
US Treasury Notes 2.625% 5/31/2027	2.84 to 3.07	670,000	658,170
US Treasury Notes 2.625% 7/31/2029	3.15	735,000	708,184
US Treasury Notes 2.75% 2/15/2028	1.53 to 3.13	492,000	482,333
US Treasury Notes 2.75% 7/31/2027	2.70 to 3.18	1,095,000	1,076,907
US Treasury Notes 2.75% 8/15/2032	4.05	436,000	404,816
US Treasury Notes 2.875% 11/30/2025	2.67	31,000	30,902
US Treasury Notes 2.875% 5/15/2028	1.90 to 2.72	323,000	317,057
US Treasury Notes 2.875% 5/15/2032	3.02 to 4.06	265,000	248,914
US Treasury Notes 2.875% 8/15/2028	3.23	61,000	59,787
US Treasury Notes 3% 10/31/2025	2.60	74,000	73,838
US Treasury Notes 3.125% 11/15/2028	1.80 to 1.83	155,000	152,790
US Treasury Notes 3.125% 8/31/2027	3.33 to 3.92	2,265,000	2,243,323
US Treasury Notes 3.125% 8/31/2029	3.34 to 3.86	925,000	907,656
US Treasury Notes 3.25% 6/30/2027	2.86 to 3.05	670,000	665,315
US Treasury Notes 3.25% 6/30/2029	2.70 to 3.08	640,000	631,375
US Treasury Notes 3.375% 5/15/2033	3.86	440,000	421,730
US Treasury Notes 3.375% 9/15/2027	3.44 to 3.92	1,160,000	1,154,563
US Treasury Notes 3.5% 1/31/2030	3.61 to 4.07	900,000	893,988
US Treasury Notes 3.5% 2/15/2033	3.97	640,000	620,350
US Treasury Notes 3.5% 4/30/2028	4.02 to 4.06	1,040,000	1,037,536
US Treasury Notes 3.5% 4/30/2030	3.71 to 3.88	780,000	773,998
US Treasury Notes 3.5% 9/30/2029	3.57 to 3.91	1,290,000	1,283,096
US Treasury Notes 3.625% 3/31/2028	3.51 to 3.58	1,030,000	1,030,885
US Treasury Notes 3.625% 3/31/2030	3.88	180,000	179,606
US Treasury Notes 3.625% 5/15/2026	4.21 to 4.53	1,120,000	1,117,585
US Treasury Notes 3.625% 5/31/2028	4.03 to 4.14	550,000	550,451
US Treasury Notes 3.625% 8/15/2028	3.58	3,620,000	3,624,808
US Treasury Notes 3.625% 8/31/2029	3.71	1,110,000	1,109,480
US Treasury Notes 3.625% 8/31/2030	3.69	1,540,000	1,535,308
US Treasury Notes 3.625% 9/30/2031	3.66 to 3.98	1,390,000	1,374,363
US Treasury Notes 3.75% 12/31/2028	3.84 to 4.06	840,000	843,773
US Treasury Notes 3.75% 12/31/2030	4.02 to 4.11	1,270,000	1,270,446
US Treasury Notes 3.75% 4/15/2028	3.58 to 3.80	3,400,000	3,413,016
US Treasury Notes 3.75% 5/15/2028	3.83 to 4.02	8,930,000	8,967,076
US Treasury Notes 3.75% 5/31/2030	3.98	1,520,000	1,524,038
US Treasury Notes 3.75% 6/30/2030	4.39	140,000	140,377
US Treasury Notes 3.75% 8/31/2031	3.59 to 3.65	860,000	856,607
US Treasury Notes 3.875% 10/15/2027	4.08 to 4.16	3,660,000	3,678,443
US Treasury Notes 3.875% 11/30/2027	4.01	5,000	5,027
US Treasury Notes 3.875% 11/30/2029	3.57 to 3.90	1,850,000	1,865,754
US Treasury Notes 3.875% 12/31/2027	3.93	450,000	452,718
US Treasury Notes 3.875% 12/31/2029	3.45 to 3.75	840,000	847,252
US Treasury Notes 3.875% 3/15/2028	3.68 to 4.03	5,040,000	5,075,831
US Treasury Notes 3.875% 4/30/2030	3.72	550,000	554,662
US Treasury Notes 3.875% 6/15/2028	3.68 to 3.88	6,390,000	6,439,423
US Treasury Notes 3.875% 6/30/2030	3.79 to 3.83	1,390,000	1,401,402
US Treasury Notes 3.875% 7/15/2028	3.88	4,050,000	4,081,324
US Treasury Notes 3.875% 7/31/2030	3.95	950,000	957,645
US Treasury Notes 3.875% 8/15/2033	4.65 to 4.88	1,050,000	1,039,008
US Treasury Notes 3.875% 8/15/2034	3.92 to 4.28	2,100,000	2,058,984
US Treasury Notes 4% 1/15/2027	4.01 to 4.16	1,770,000	1,775,462
US Treasury Notes 4% 1/31/2029	3.87 to 4.25	1,960,000	1,984,577
US Treasury Notes 4% 1/31/2031	3.91 to 4.29	1,680,000	1,699,950
US Treasury Notes 4% 10/31/2029	3.60 to 4.14	2,710,000	2,746,627
US Treasury Notes 4% 12/15/2027	4.20 to 4.36	7,570,000	7,637,298
US Treasury Notes 4% 2/15/2034	4.19 to 4.69	2,320,000	2,306,406
US Treasury Notes 4% 2/28/2030	3.49 to 4.00	1,990,000	2,017,907
US Treasury Notes 4% 2/29/2028	3.53	720,000	726,919
US Treasury Notes 4% 3/31/2030	3.95	400,000	405,484
US Treasury Notes 4% 4/30/2032	3.93 to 4.29	3,300,000	3,319,078
US Treasury Notes 4% 5/31/2030	3.95 to 4.12	4,420,000	4,481,293
US Treasury Notes 4% 6/30/2032	3.99	920,000	924,744
US Treasury Notes 4% 7/31/2030	4.07 to 4.35	680,000	688,952
US Treasury Notes 4% 7/31/2032	3.92 to 4.03	3,750,000	3,766,992
US Treasury Notes 4.125% 10/31/2027	3.66 to 4.24	1,765,000	1,783,408
US Treasury Notes 4.125% 10/31/2029	4.15	1,580,000	1,608,576
US Treasury Notes 4.125% 10/31/2031	4.13 to 4.24	3,180,000	3,228,570
US Treasury Notes 4.125% 11/15/2027	4.10 to 4.27	3,910,000	3,951,544
US Treasury Notes 4.125% 11/15/2032	3.62 to 3.95	1,385,000	1,400,473
US Treasury Notes 4.125% 11/30/2029	4.03 to 4.28	2,080,000	2,118,106
US Treasury Notes 4.125% 11/30/2031	4.12 to 4.51	1,910,000	1,938,352
US Treasury Notes 4.125% 2/29/2032	4.10 to 4.12	2,550,000	2,585,361
US Treasury Notes 4.125% 3/31/2029	4.20 to 4.33	1,510,000	1,535,658
US Treasury Notes 4.125% 3/31/2031	4.33 to 4.72	1,500,000	1,526,484
US Treasury Notes 4.125% 3/31/2032	3.88 to 4.08	1,270,000	1,287,115
US Treasury Notes 4.125% 5/31/2032	3.99 to 4.31	3,170,000	3,209,961
US Treasury Notes 4.125% 7/31/2028	4.18 to 4.42	1,180,000	1,197,331
US Treasury Notes 4.125% 7/31/2031	3.68 to 4.10	4,540,000	4,614,415
US Treasury Notes 4.125% 8/31/2030	4.35 to 4.63	1,790,000	1,823,632
US Treasury Notes 4.125% 9/30/2027	3.94 to 4.28	1,175,000	1,186,842
US Treasury Notes 4.25% 1/15/2028	4.24	1,240,000	1,257,970
US Treasury Notes 4.25% 1/31/2026	4.22	140,000	140,057
US Treasury Notes 4.25% 1/31/2030	4.33	440,000	450,364
US Treasury Notes 4.25% 11/15/2034	4.55 to 4.60	1,640,000	1,650,763
US Treasury Notes 4.25% 2/15/2028	3.96 to 4.04	4,520,000	4,588,768
US Treasury Notes 4.25% 2/28/2029	4.26 to 4.30	1,350,000	1,378,213
US Treasury Notes 4.25% 2/28/2031	4.10 to 4.31	2,930,000	3,000,618
US Treasury Notes 4.25% 5/15/2035	4.27 to 4.51	4,080,000	4,092,750
US Treasury Notes 4.25% 6/30/2029	4.16 to 4.34	1,140,000	1,165,144
US Treasury Notes 4.25% 6/30/2031	4.23	300,000	306,926
US Treasury Notes 4.25% 8/15/2035	4.22	1,100,000	1,102,234
US Treasury Notes 4.375% 1/31/2032	4.44	1,160,000	1,192,444
US Treasury Notes 4.375% 11/30/2028	4.29	290,000	296,820
US Treasury Notes 4.375% 11/30/2030	3.91 to 4.36	1,370,000	1,411,368
US Treasury Notes 4.375% 12/15/2026	4.01 to 4.13	2,210,000	2,226,230
US Treasury Notes 4.375% 12/31/2029	4.41	240,000	246,797
US Treasury Notes 4.375% 5/15/2034	4.49	700,000	713,672
US Treasury Notes 4.375% 7/15/2027	4.20	760,000	769,819
US Treasury Notes 4.375% 8/15/2026	4.55 to 4.70	1,140,000	1,145,175
US Treasury Notes 4.5% 11/15/2025	4.22	60,000	60,027
US Treasury Notes 4.5% 11/15/2033	3.91 to 4.45	2,640,000	2,722,294
US Treasury Notes 4.5% 12/31/2031	4.49 to 4.52	1,310,000	1,356,362
US Treasury Notes 4.5% 4/15/2027	4.87	20,000	20,249
US Treasury Notes 4.5% 5/15/2027	4.67	1,530,000	1,550,380
US Treasury Notes 4.625% 10/15/2026	4.90	590,000	595,116
US Treasury Notes 4.625% 11/15/2026	4.32 to 4.78	4,620,000	4,663,493
US Treasury Notes 4.625% 2/15/2035	4.20 to 4.31	2,770,000	2,864,786
US Treasury Notes 4.625% 4/30/2029	4.72	590,000	610,143
US Treasury Notes 4.625% 4/30/2031	4.70	750,000	781,904
US Treasury Notes 4.625% 5/31/2031	4.22 to 4.49	2,800,000	2,918,672
US Treasury Notes 4.625% 6/15/2027	4.52	10,000	10,164
US Treasury Notes 4.625% 9/15/2026	4.79	90,000	90,708
US Treasury Notes 4.625% 9/30/2028	4.60 to 4.61	1,030,000	1,060,779
US Treasury Notes 4.625% 9/30/2030	4.65 to 4.84	970,000	1,010,391
US Treasury Notes 4.75% 2/15/2045	4.59 to 4.92	2,980,000	2,935,766
US Treasury Notes 4.875% 10/31/2028	4.44 to 4.82	2,540,000	2,635,945
US Treasury Notes 4.875% 10/31/2030	4.47 to 4.89	800,000	842,750
US Treasury Notes 5% 9/30/2025	5.05	100,000	100,041
TOTAL U.S. TREASURY OBLIGATIONS (Cost $271,038,449)			265,731,532

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $5,307,595)	4.36	5,306,534	5,307,595

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $615,603,649)	594,464,107
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(5,770,637)
NET ASSETS - 100.0%	588,693,470

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 3.5% 9/1/2055	(1,250,000)	(1,137,664)
Ginnie Mae II Pool 6% 9/1/2055	(1,300,000)	(1,325,939)
Uniform Mortgage Backed Securities 2.5% 9/1/2055	(600,000)	(498,117)
Uniform Mortgage Backed Securities 3.5% 9/1/2055	(900,000)	(813,199)
Uniform Mortgage Backed Securities 5% 9/1/2040	(175,000)	(176,812)
Uniform Mortgage Backed Securities 6% 9/1/2055	(250,000)	(255,430)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(4,207,161)

TOTAL TBA SALE COMMITMENTS (Proceeds $4,185,374)		(4,207,161)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,175,754 or 0.2% of net assets.

(d)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	8,503,522	132,375,747	135,571,674	185,252	-	-	5,307,595	5,306,534	0.0%
Total	8,503,522	132,375,747	135,571,674	185,252	-	-	5,307,595

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	1,592,202	-	1,592,202	-

Bank Notes
Financials	265,772	-	265,772	-

Commercial Mortgage Securities	6,337,677	-	6,337,677	-

Foreign Government and Government Agency Obligations	10,969,115	-	10,969,115	-

Non-Convertible Corporate Bonds
Communication Services	12,647,982	-	12,647,982	-
Consumer Discretionary	9,935,476	-	9,935,476	-
Consumer Staples	6,676,969	-	6,676,969	-
Energy	6,072,578	-	6,072,578	-
Financials	66,997,094	-	66,997,094	-
Health Care	18,878,265	-	18,878,265	-
Industrials	7,299,099	-	7,299,099	-
Information Technology	14,395,728	-	14,395,728	-
Materials	4,028,260	-	4,028,260	-
Real Estate	5,558,610	-	5,558,610	-
Utilities	5,216,062	-	5,216,062	-

U.S. Government Agency - Mortgage Securities	145,956,013	-	145,956,013	-

U.S. Government Agency Obligations
Financials	598,078	-	598,078	-

U.S. Treasury Obligations	265,731,532	-	265,731,532	-

Money Market Funds	5,307,595	5,307,595	-	-
Total Investments in Securities:	594,464,107	5,307,595	589,156,512	-
Other Financial Instruments:

TBA Sale Commitments	(4,207,161)	-	(4,207,161)	-
Total Other Financial Instruments:	(4,207,161)	-	(4,207,161)	-
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $610,296,054)	$589,156,512
Fidelity Central Funds (cost $5,307,595)	5,307,595

Total Investment in Securities (cost $615,603,649)		$594,464,107
Receivable for investments sold
Regular delivery		11,340,289
Delayed delivery		254,727
Receivable for TBA sale commitments		4,185,374
Receivable for fund shares sold		259,234
Interest receivable		4,948,890
Distributions receivable from Fidelity Central Funds		10,744
Other receivables		40
Total assets		615,463,405
Liabilities
Payable for investments purchased
Regular delivery	$9,475,592
Delayed delivery	12,702,503
TBA sale commitments, at value	4,207,161
Payable for fund shares redeemed	210,509
Distributions payable	125,686
Accrued management fee	48,484
Total liabilities		26,769,935
Net Assets		$588,693,470
Net Assets consist of:
Paid in capital		$621,669,066
Total accumulated earnings (loss)		(32,975,596)
Net Assets		$588,693,470
Net Asset Value, offering price and redemption price per share ($588,693,470 ÷ 62,995,159 shares)		$9.35
Statement of Operations
Year ended August 31, 2025
Investment Income
Interest		$20,735,908
Income from Fidelity Central Funds		185,252
Total income		20,921,160
Expenses
Management fee	$514,470
Independent trustees' fees and expenses	1,251
Total expenses before reductions	515,721
Expense reductions	(5,193)
Total expenses after reductions		510,528
Net Investment income (loss)		20,410,632
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(3,051,753)
Total net realized gain (loss)		(3,051,753)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(261,031)
TBA sale commitments	(31,858)
Total change in net unrealized appreciation (depreciation)		(292,889)
Net gain (loss)		(3,344,642)
Net increase (decrease) in net assets resulting from operations		$17,065,990
Statement of Changes in Net Assets

	Year ended August 31, 2025	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,410,632	$13,892,659
Net realized gain (loss)	(3,051,753)	(3,148,479)
Change in net unrealized appreciation (depreciation)	(292,889)	16,734,861
Net increase (decrease) in net assets resulting from operations	17,065,990	27,479,041
Distributions to shareholders	(19,167,823)	(12,836,632)

Share transactions
Proceeds from sales of shares	250,301,186	212,186,610
Reinvestment of distributions	17,783,520	11,802,944
Cost of shares redeemed	(135,504,985)	(106,570,575)

Net increase (decrease) in net assets resulting from share transactions	132,579,721	117,418,979
Total increase (decrease) in net assets	130,477,888	132,061,388

Net Assets
Beginning of period	458,215,582	326,154,194
End of period	$588,693,470	$458,215,582

Other Information
Shares
Sold	27,023,514	23,252,443
Issued in reinvestment of distributions	1,915,951	1,293,351
Redeemed	(14,636,853)	(11,750,026)
Net increase (decrease)	14,302,612	12,795,768

Financial Highlights
Fidelity® Sustainability Bond Index Fund

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.41	$9.09	$9.45	$10.85	$11.11
Income from Investment Operations
Net investment income (loss) A,B	.367	.333	.267	.174	.144
Net realized and unrealized gain (loss)	(.083)	.294	(.383)	(1.401)	(.207)
Total from investment operations	.284	.627	(.116)	(1.227)	(.063)
Distributions from net investment income	(.344)	(.307)	(.244)	(.165)	(.148)
Distributions from net realized gain	-	-	-	(.008)	(.049)
Total distributions	(.344)	(.307)	(.244)	(.173)	(.197)
Net asset value, end of period	$9.35	$9.41	$9.09	$9.45	$10.85
Total Return C	3.11%	7.06%	(1.23)%	(11.40)%	(.56)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions, if any	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	3.97%	3.66%	2.90%	1.72%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$588,693	$458,216	$326,154	$298,196	$240,618
Portfolio turnover rate F	70%	55%	55%	65%	97%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended August 31, 2025

1. Organization.
Fidelity Sustainability Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,868,571
Gross unrealized depreciation	(26,377,299)
Net unrealized appreciation (depreciation)	$(19,508,728)
Tax Cost	$613,951,048

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$412,237
Capital loss carryforward	$(13,879,104)
Net unrealized appreciation (depreciation) on securities and other investments	$(19,508,728)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(4,540,196)
Long-term	(9,338,908)
Total capital loss carryforward	$(13,879,104)

The tax character of distributions paid was as follows:

	August 31, 2025	August 31, 2024
Ordinary Income	$19,167,823	$ 12,836,632
Total	$19,167,823	$ 12,836,632

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainability Bond Index Fund	209,937,922	179,400,517
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .10% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $5,193.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Sustainability Bond Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Sustainability Bond Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of August 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 13, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 43.73% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $13,951,669 of distributions paid in the calendar year 2024 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $19,167,823 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9887301.107
SBI-I-ANN-1025
Fidelity® Short-Term Bond Index Fund

Annual Report
August 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Short-Term Bond Index Fund
Schedule of Investments August 31, 2025
Showing Percentage of Net Assets
Bank Notes - 0.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.5%
Financials - 0.5%
Banks - 0.4%
Citibank NA 5.488% 12/4/2026	510,000	518,092
Fifth Third Bank OH 2.25% 2/1/2027	250,000	243,414
Fifth Third Bank OH 3.85% 3/15/2026	420,000	418,645
KeyBank NA/Cleveland OH 5.85% 11/15/2027	930,000	959,256
KeyBank NA/Cleveland OH 6.95% 2/1/2028	390,000	411,530
Morgan Stanley Bank NA 4.952% 1/14/2028 (b)	2,160,000	2,179,972
Morgan Stanley Bank NA 4.968% 7/14/2028 (b)	4,680,000	4,745,042
Morgan Stanley Bank NA 5.504% 5/26/2028 (b)	1,280,000	1,308,420
PNC Bank NA 2.7% 10/22/2029	430,000	404,575
PNC Bank NA 3.25% 1/22/2028	640,000	629,977
Truist Bank 4.42% 7/24/2028 (b)	1,000,000	1,003,006
Truist Bank 5 year U.S. Treasury Index + 1.15%, 4.632% 9/17/2029 (b)(c)	1,270,000	1,272,448
Wells Fargo Bank NA 5.45% 8/7/2026	1,000,000	1,010,503
		15,104,880
Capital Markets - 0.1%
Goldman Sachs Bank USA 5.283% 3/18/2027 (b)	1,810,000	1,818,246
TOTAL FINANCIALS		16,923,126

TOTAL BANK NOTES (Cost $16,736,200)		16,923,126

Foreign Government and Government Agency Obligations - 0.9%
	Principal Amount (a)	Value ($)
CANADA - 0.5%
Export Development Canada 3% 5/25/2027	2,350,000	2,319,528
Province of British Columbia 2.25% 6/2/2026	800,000	789,968
Province of British Columbia 4.9% 4/24/2029	1,500,000	1,557,225
Province of Ontario 2.5% 4/27/2026	3,690,000	3,653,654
Province of Ontario 4.7% 1/15/2030	3,000,000	3,104,610
Province of Quebec 2.5% 4/20/2026	1,250,000	1,238,063
Province of Quebec 2.75% 4/12/2027	1,000,000	982,910
TOTAL CANADA		13,645,958
CHILE - 0.0%
Chilean Republic 2.75% 1/31/2027	760,000	747,080
Chilean Republic 3.24% 2/6/2028	400,000	392,000
TOTAL CHILE		1,139,080
INDONESIA - 0.1%
Indonesia Government 3.5% 1/11/2028	1,000,000	986,900
Indonesia Government 5.25% 1/15/2030	1,000,000	1,038,930
TOTAL INDONESIA		2,025,830
ISRAEL - 0.1%
Israel Government 5.375% 2/19/2030	1,000,000	1,026,060
Israel Government 5.375% 3/12/2029	700,000	718,204
TOTAL ISRAEL		1,744,264
ITALY - 0.0%
Italian Republic 1.25% 2/17/2026	910,000	897,640
KOREA (SOUTH) - 0.0%
Korean Republic 4.5% 7/3/2029	1,500,000	1,537,052
Korean Republic 5.625% 11/3/2025	120,000	120,281
TOTAL KOREA (SOUTH)		1,657,333
MEXICO - 0.1%
United Mexican States 4.15% 3/28/2027	470,000	468,531
United Mexican States 5.4% 2/9/2028	1,250,000	1,278,625
United Mexican States 6% 5/13/2030	1,000,000	1,045,500
TOTAL MEXICO		2,792,656
PHILIPPINES - 0.0%
Philippine Republic 5.17% 10/13/2027	1,000,000	1,019,880
POLAND - 0.1%
Republic of Poland 3.25% 4/6/2026	1,850,000	1,837,679
Republic of Poland 4.625% 3/18/2029	500,000	508,760
Republic of Poland 4.875% 2/12/2030	800,000	820,800
TOTAL POLAND		3,167,239
URUGUAY - 0.0%
Uruguay Republic 4.375% 10/27/2027	600,000	603,600
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $28,362,988)		28,693,480

Non-Convertible Corporate Bonds - 28.3%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.3%
Financials - 0.2%
Banks - 0.2%
National Australia Bank Ltd/New York 3.905% 6/9/2027 (d)	1,140,000	1,139,694
National Australia Bank Ltd/New York 4.787% 1/10/2029	280,000	286,860
National Australia Bank Ltd/New York 4.9% 6/13/2028 (d)	440,000	451,027
Westpac Banking Corp 3.35% 3/8/2027	360,000	356,996
Westpac Banking Corp 3.4% 1/25/2028	1,110,000	1,098,027
Westpac Banking Corp 4.043% 8/26/2027	560,000	561,305
Westpac Banking Corp 4.11% 7/24/2034 (b)	310,000	303,416
Westpac Banking Corp 4.322% 11/23/2031 (b)	930,000	926,513
Westpac Banking Corp 4.354% 7/1/2030	130,000	131,445
Westpac Banking Corp 5.05% 4/16/2029	590,000	611,037
Westpac Banking Corp 5.457% 11/18/2027	420,000	433,509
Westpac Banking Corp 5.535% 11/17/2028	310,000	325,010
		6,624,839
Materials - 0.1%
Metals & Mining - 0.1%
BHP Billiton Finance USA Ltd 4.75% 2/28/2028	440,000	447,899
BHP Billiton Finance USA Ltd 5% 2/21/2030	120,000	123,890
BHP Billiton Finance USA Ltd 5.1% 9/8/2028	470,000	484,067
Rio Tinto Finance USA Ltd 7.125% 7/15/2028	400,000	433,026
Rio Tinto Finance USA PLC 4.875% 3/14/2030	620,000	635,678
		2,124,560
TOTAL AUSTRALIA		8,749,399
BELGIUM - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Anheuser-Busch InBev Worldwide Inc 3.5% 6/1/2030	1,000,000	973,185
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Vale Overseas Ltd 3.75% 7/8/2030	500,000	474,950
Paper & Forest Products - 0.0%
Suzano Austria GmbH 2.5% 9/15/2028	700,000	653,844
Suzano Austria GmbH 6% 1/15/2029	650,000	668,681
		1,322,525
TOTAL BRAZIL		1,797,475
CANADA - 1.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
TELUS Corp 3.7% 9/15/2027	320,000	316,935
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 3.2% 3/15/2027	580,000	570,679
Rogers Communications Inc 5% 2/15/2029	580,000	592,352
		1,163,031
TOTAL COMMUNICATION SERVICES		1,479,966

Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Magna International Inc 4.15% 10/1/2025	360,000	359,860
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 3.85% 6/1/2027	590,000	585,561
Canadian Natural Resources Ltd 5% 12/15/2029 (e)	250,000	254,834
Enbridge Inc 1.6% 10/4/2026	500,000	485,973
Enbridge Inc 3.7% 7/15/2027	330,000	327,114
Enbridge Inc 5.3% 4/5/2029	600,000	619,306
Enbridge Inc 7.375% 3/15/2055 (b)	290,000	304,656
South Bow USA Infrastructure Holdings LLC 5.026% 10/1/2029	550,000	556,867
TransCanada PipeLines Ltd 4.25% 5/15/2028	490,000	490,303
TransCanada PipeLines Ltd 4.875% 1/15/2026	340,000	339,998
		3,964,612
Financials - 0.9%
Banks - 0.9%
Bank of Montreal 0.949% 1/22/2027 (b)	100,000	98,609
Bank of Montreal 1.25% 9/15/2026	750,000	728,271
Bank of Montreal 3.803% 12/15/2032 (b)	600,000	588,082
Bank of Montreal 4.64% 9/10/2030 (b)	370,000	375,068
Bank of Montreal 4.7% 9/14/2027	1,690,000	1,709,358
Bank of Montreal 5.717% 9/25/2028	140,000	146,264
Bank of Nova Scotia/The 1.3% 9/15/2026	1,240,000	1,204,767
Bank of Nova Scotia/The 4.5% 12/16/2025	1,300,000	1,300,331
Bank of Nova Scotia/The 4.932% 2/14/2029 (b)	2,760,000	2,807,178
Bank of Nova Scotia/The 5.25% 6/12/2028	260,000	268,315
Canadian Imperial Bank of Commerce 1.25% 6/22/2026	590,000	576,173
Canadian Imperial Bank of Commerce 4.631% 9/11/2030 (b)	540,000	546,297
Canadian Imperial Bank of Commerce 5.26% 4/8/2029	2,160,000	2,235,765
National Bank of Canada 4.5% 10/10/2029	550,000	553,268
Royal Bank of Canada 2.05% 1/21/2027	600,000	583,898
Royal Bank of Canada 3.625% 5/4/2027	520,000	516,877
Royal Bank of Canada 4.522% 10/18/2028 (b)	450,000	453,218
Royal Bank of Canada 4.65% 10/18/2030 (b)	900,000	907,680
Royal Bank of Canada 4.696% 8/6/2031 (b)	1,000,000	1,010,077
Royal Bank of Canada 4.95% 2/1/2029	1,070,000	1,101,298
Royal Bank of Canada 5.153% 2/4/2031 (b)	700,000	721,038
Toronto Dominion Bank 1.2% 6/3/2026	390,000	381,174
Toronto Dominion Bank 1.95% 1/12/2027	1,550,000	1,506,201
Toronto Dominion Bank 3.625% 9/15/2031 (b)	630,000	623,874
Toronto Dominion Bank 4.108% 6/8/2027	520,000	520,341
Toronto Dominion Bank 4.808% 6/3/2030	450,000	459,592
Toronto Dominion Bank 5.146% 9/10/2034 (b)	160,000	161,526
Toronto Dominion Bank 5.156% 1/10/2028	1,430,000	1,463,356
Toronto Dominion Bank 5.264% 12/11/2026	1,000,000	1,014,153
Toronto Dominion Bank 5.523% 7/17/2028	650,000	674,644
		25,236,693
Capital Markets - 0.0%
Brookfield Finance Inc 3.9% 1/25/2028	660,000	655,318
Brookfield Finance Inc 4.35% 4/15/2030	490,000	489,666
		1,144,984
Insurance - 0.0%
Fairfax Financial Holdings Ltd 4.85% 4/17/2028	300,000	304,125
Manulife Financial Corp 2.484% 5/19/2027	520,000	505,984
Manulife Financial Corp 4.061% 2/24/2032 (b)	230,000	227,651
		1,037,760
TOTAL FINANCIALS		27,419,437

Industrials - 0.0%
Ground Transportation - 0.0%
Canadian National Railway Co 6.9% 7/15/2028	190,000	204,607
Canadian Pacific Railway Co 1.75% 12/2/2026	1,133,000	1,100,703
		1,305,310
Professional Services - 0.0%
TR Finance LLC 3.35% 5/15/2026	260,000	257,634
TOTAL INDUSTRIALS		1,562,944

Information Technology - 0.0%
IT Services - 0.0%
CGI Inc 4.95% 3/14/2030 (e)	350,000	357,077
Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd 4.2% 4/1/2029	330,000	329,323
Nutrien Ltd 4.9% 3/27/2028	620,000	630,597
		959,920
Utilities - 0.0%
Electric Utilities - 0.0%
Fortis Inc/Canada 3.055% 10/4/2026	460,000	453,021
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026 (d)	390,000	386,735
TOTAL UTILITIES		839,756

TOTAL CANADA		36,943,572
CHINA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Baidu Inc 1.72% 4/9/2026	1,000,000	984,100
FRANCE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TotalEnergies Capital International SA 3.455% 2/19/2029	1,390,000	1,369,059
GERMANY - 0.7%
Financials - 0.7%
Capital Markets - 0.2%
Deutsche Bank AG/New York NY 2.129% 11/24/2026 (b)	1,400,000	1,392,047
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (b)(d)	1,610,000	1,570,463
Deutsche Bank AG/New York NY 2.552% 1/7/2028 (b)	390,000	380,868
Deutsche Bank AG/New York NY 4.875% 12/1/2032 (b)	250,000	249,166
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (b)	290,000	294,692
Deutsche Bank AG/New York NY 5.297% 5/9/2031 (b)	200,000	204,914
Deutsche Bank AG/New York NY 5.373% 1/10/2029 (b)	2,200,000	2,249,702
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (b)	160,000	168,345
Deutsche Bank AG/New York NY 6.819% 11/20/2029 (b)	1,000,000	1,071,566
		7,581,763
Financial Services - 0.5%
KfW 3% 5/20/2027	5,800,000	5,731,089
KfW 3.875% 5/15/2028	7,000,000	7,047,798
Landwirtschaftliche Rentenbank 2.5% 11/15/2027	2,460,000	2,399,160
		15,178,047
TOTAL GERMANY		22,759,810
IRELAND - 0.2%
Financials - 0.2%
Consumer Finance - 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026	150,000	148,282
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	2,512,000	2,460,554
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	1,410,000	1,356,596
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.65% 7/21/2027	150,000	148,499
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 10/1/2025	440,000	439,904
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625% 9/10/2029	500,000	504,048
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.1% 1/19/2029	700,000	716,211
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.75% 6/6/2028	150,000	155,579
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	732,000	755,636

TOTAL IRELAND		6,685,309
JAPAN - 1.2%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Toyota Motor Corp 2.76% 7/2/2029	1,340,000	1,279,677
Toyota Motor Corp 4.186% 6/30/2027	2,180,000	2,187,914
Toyota Motor Corp 4.45% 6/30/2030	490,000	495,569
Toyota Motor Corp 5.118% 7/13/2028	1,800,000	1,857,167
		5,820,327
Financials - 1.0%
Banks - 0.9%
Japan Bank for International Cooperation 1.875% 7/21/2026	5,300,000	5,201,483
Japan Bank for International Cooperation 3.875% 7/3/2028	800,000	802,493
Japan Bank for International Cooperation 4.625% 7/22/2027	600,000	608,658
Japan Bank for International Cooperation 4.875% 10/18/2028	1,000,000	1,031,150
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (b)	900,000	878,053
Mitsubishi UFJ Financial Group Inc 2.757% 9/13/2026	1,110,000	1,093,715
Mitsubishi UFJ Financial Group Inc 3.741% 3/7/2029	850,000	840,438
Mitsubishi UFJ Financial Group Inc 3.961% 3/2/2028	450,000	449,124
Mitsubishi UFJ Financial Group Inc 5.017% 7/20/2028 (b)	1,050,000	1,066,345
Mitsubishi UFJ Financial Group Inc 5.159% 4/24/2031 (b)	1,200,000	1,237,568
Mitsubishi UFJ Financial Group Inc 5.197% 1/16/2031 (b)	300,000	309,564
Mitsubishi UFJ Financial Group Inc 5.242% 4/19/2029 (b)	300,000	307,841
Mitsubishi UFJ Financial Group Inc 5.354% 9/13/2028 (b)	300,000	306,870
Mitsubishi UFJ Financial Group Inc 5.422% 2/22/2029 (b)	1,000,000	1,029,344
Mizuho Financial Group Inc 1.234% 5/22/2027 (b)	210,000	205,367
Mizuho Financial Group Inc 1.554% 7/9/2027 (b)	743,000	725,865
Mizuho Financial Group Inc 3.17% 9/11/2027	430,000	422,454
Mizuho Financial Group Inc 4.711% 7/8/2031 (b)	370,000	374,257
Mizuho Financial Group Inc 5.098% 5/13/2031 (b)	600,000	615,862
Mizuho Financial Group Inc 5.382% 7/10/2030 (b)	1,000,000	1,035,584
Mizuho Financial Group Inc 5.414% 9/13/2028 (b)	200,000	204,535
Mizuho Financial Group Inc 5.667% 5/27/2029 (b)	590,000	612,349
Mizuho Financial Group Inc 5.778% 7/6/2029 (b)	860,000	895,838
Sumitomo Mitsui Financial Group Inc 2.174% 1/14/2027	1,400,000	1,364,119
Sumitomo Mitsui Financial Group Inc 2.632% 7/14/2026	1,520,000	1,499,687
Sumitomo Mitsui Financial Group Inc 2.75% 1/15/2030	500,000	467,866
Sumitomo Mitsui Financial Group Inc 3.01% 10/19/2026	240,000	236,960
Sumitomo Mitsui Financial Group Inc 3.04% 7/16/2029	1,880,000	1,795,870
Sumitomo Mitsui Financial Group Inc 3.446% 1/11/2027	370,000	366,794
Sumitomo Mitsui Financial Group Inc 3.544% 1/17/2028	2,190,000	2,162,596
Sumitomo Mitsui Financial Group Inc 5.24% 4/15/2030	700,000	724,767
Sumitomo Mitsui Financial Group Inc 5.52% 1/13/2028	650,000	671,534
Sumitomo Mitsui Financial Group Inc 5.8% 7/13/2028	300,000	313,635
		29,858,585
Capital Markets - 0.1%
Nomura Holdings Inc 1.653% 7/14/2026	1,160,000	1,134,206
Nomura Holdings Inc 2.172% 7/14/2028	410,000	387,307
Nomura Holdings Inc 2.71% 1/22/2029	200,000	189,202
Nomura Holdings Inc 5.386% 7/6/2027	240,000	244,626
Nomura Holdings Inc 5.605% 7/6/2029	1,030,000	1,073,415
Nomura Holdings Inc 6.07% 7/12/2028	400,000	418,876
		3,447,632
TOTAL FINANCIALS		33,306,217

Health Care - 0.0%
Pharmaceuticals - 0.0%
Takeda Pharmaceutical Co Ltd 2.05% 3/31/2030	1,510,000	1,370,610
TOTAL JAPAN		40,497,154
KOREA (SOUTH) - 0.2%
Financials - 0.2%
Banks - 0.2%
Export-Import Bank of Korea 4% 9/11/2029	500,000	499,170
Export-Import Bank of Korea 5% 1/11/2028	2,000,000	2,046,739
Export-Import Bank of Korea 5.125% 9/18/2028	400,000	413,567
Korea Development Bank/The 4.125% 10/16/2027	2,200,000	2,208,884
Korea Development Bank/The 4.875% 2/3/2030	800,000	828,521

TOTAL KOREA (SOUTH)		5,996,881
LUXEMBOURG - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ArcelorMittal SA 6.55% 11/29/2027	760,000	792,881
MEXICO - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
America Movil SAB de CV 3.625% 4/22/2029	410,000	399,003
MULTI-NATIONAL - 0.8%
Financials - 0.8%
Banks - 0.6%
African Development Bank 0.875% 7/22/2026	2,860,000	2,784,371
Arab Community Center for Economic & Social Service 1.625% 9/23/2025	1,000,000	998,262
Arab Community Center for Economic & Social Service 4.125% 1/7/2028	1,000,000	1,001,686
Arab Community Center for Economic & Social Service 5% 1/22/2030	1,000,000	1,036,536
Arab Community Center for Economic & Social Service 5% 1/24/2029	175,000	180,410
European Investment Bank 3.75% 11/15/2029	7,000,000	7,020,001
Inter-American Development Bank 1.5% 1/13/2027	3,500,000	3,393,573
Inter-American Development Bank 4% 1/12/2028	1,900,000	1,914,981
		18,329,820
Capital Markets - 0.1%
Asian Infrastructure Investment Bank/The 3.75% 9/14/2027	2,050,000	2,052,733
Financial Services - 0.1%
IBRD Discount Notes 1.875% 10/27/2026	5,140,000	5,026,337
TOTAL MULTI-NATIONAL		25,408,890
NETHERLANDS - 0.2%
Financials - 0.2%
Banks - 0.2%
Cooperatieve Rabobank UA/NY 4.883% 1/21/2028	1,500,000	1,532,439
ING Groep NV 1.726% 4/1/2027 (b)	484,000	476,796
ING Groep NV 4.017% 3/28/2028 (b)	1,240,000	1,235,498
ING Groep NV 4.05% 4/9/2029	700,000	694,649
ING Groep NV 5.066% 3/25/2031 (b)	500,000	511,940
ING Groep NV 5.335% 3/19/2030 (b)	430,000	443,831
		4,895,153
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 3.4% 5/1/2030	790,000	756,159
NXP BV / NXP Funding LLC / NXP USA Inc 3.875% 6/18/2026	170,000	169,266
NXP BV / NXP Funding LLC / NXP USA Inc 4.4% 6/1/2027	290,000	290,836
NXP BV / NXP Funding LLC 5.55% 12/1/2028	140,000	145,050
		1,361,311
TOTAL NETHERLANDS		6,256,464
SPAIN - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Emisiones SA 4.103% 3/8/2027	580,000	578,216
Financials - 0.3%
Banks - 0.3%
Banco Bilbao Vizcaya Argentaria SA 5.381% 3/13/2029	600,000	620,604
Banco Bilbao Vizcaya Argentaria SA 6.138% 9/14/2028 (b)	200,000	207,056
Banco Santander SA 1.722% 9/14/2027 (b)	800,000	778,245
Banco Santander SA 3.306% 6/27/2029	1,400,000	1,352,493
Banco Santander SA 4.175% 3/24/2028 (b)	600,000	599,031
Banco Santander SA 4.379% 4/12/2028	600,000	602,544
Banco Santander SA 5.179% 11/19/2025	400,000	400,469
Banco Santander SA 5.294% 8/18/2027	400,000	407,358
Banco Santander SA 5.538% 3/14/2030 (b)	600,000	622,811
Banco Santander SA 6.527% 11/7/2027 (b)	3,000,000	3,074,279
Banco Santander SA 6.607% 11/7/2028	200,000	214,036
		8,878,926
TOTAL SPAIN		9,457,142
SWEDEN - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Svensk Exportkredit AB 3.75% 5/8/2028	1,000,000	1,001,344
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
UBS AG/Stamford CT 1.25% 8/7/2026 (d)	430,000	418,664
UBS AG/Stamford CT 5% 7/9/2027	520,000	528,664
UBS AG/Stamford CT 7.5% 2/15/2028	1,430,000	1,543,140
UBS Group AG 4.55% 4/17/2026	920,000	921,373

TOTAL SWITZERLAND		3,411,841
UNITED KINGDOM - 1.4%
Communication Services - 0.0%
Media - 0.0%
RELX Capital Inc 3% 5/22/2030	670,000	635,843
Consumer Staples - 0.2%
Beverages - 0.0%
Diageo Capital PLC 2% 4/29/2030	750,000	682,079
Diageo Capital PLC 5.3% 10/24/2027	650,000	667,076
		1,349,155
Food Products - 0.0%
Unilever Capital Corp 2% 7/28/2026	280,000	275,117
Unilever Capital Corp 2.9% 5/5/2027	730,000	718,991
Unilever Capital Corp 4.875% 9/8/2028	160,000	164,259
		1,158,367
Tobacco - 0.2%
BAT Capital Corp 2.259% 3/25/2028	450,000	428,719
BAT Capital Corp 3.215% 9/6/2026 (d)	200,000	197,823
BAT Capital Corp 3.557% 8/15/2027	1,040,000	1,026,477
BAT Capital Corp 4.7% 4/2/2027 (d)	250,000	251,329
BAT Capital Corp 4.906% 4/2/2030	430,000	437,239
BAT International Finance PLC 1.668% 3/25/2026	680,000	669,526
BAT International Finance PLC 5.931% 2/2/2029	590,000	620,026
		3,631,139
TOTAL CONSUMER STAPLES		6,138,661

Financials - 1.1%
Banks - 1.1%
Barclays PLC 2.279% 11/24/2027 (b)	1,940,000	1,892,476
Barclays PLC 4.375% 1/12/2026	520,000	519,849
Barclays PLC 4.476% 11/11/2029 (b)	1,000,000	1,001,791
Barclays PLC 4.836% 5/9/2028	1,330,000	1,336,568
Barclays PLC 4.942% 9/10/2030 (b)	600,000	609,620
Barclays PLC 5.2% 5/12/2026	800,000	803,067
Barclays PLC 5.367% 2/25/2031 (b)	500,000	515,706
Barclays PLC 5.501% 8/9/2028 (b)	200,000	204,377
Barclays PLC 5.674% 3/12/2028 (b)	1,410,000	1,436,824
Barclays PLC 5.69% 3/12/2030 (b)	550,000	572,291
Barclays PLC 5.829% 5/9/2027 (b)	600,000	605,439
Barclays PLC 6.49% 9/13/2029 (b)	520,000	551,197
Barclays PLC 7.385% 11/2/2028 (b)	1,000,000	1,062,949
HSBC Holdings PLC 2.013% 9/22/2028 (b)	3,240,000	3,093,471
HSBC Holdings PLC 3.973% 5/22/2030 (b)	1,770,000	1,741,946
HSBC Holdings PLC 4.292% 9/12/2026 (b)	300,000	299,981
HSBC Holdings PLC 5.13% 3/3/2031 (b)	400,000	409,756
HSBC Holdings PLC 5.24% 5/13/2031 (b)	1,300,000	1,336,357
HSBC Holdings PLC 5.286% 11/19/2030 (b)	1,220,000	1,258,071
HSBC Holdings PLC 5.597% 5/17/2028 (b)	1,710,000	1,745,872
HSBC Holdings PLC 5.887% 8/14/2027 (b)	3,000,000	3,040,375
HSBC Holdings PLC 6.161% 3/9/2029 (b)	400,000	417,314
Lloyds Banking Group PLC 1.627% 5/11/2027 (b)	210,000	206,023
Lloyds Banking Group PLC 3.574% 11/7/2028 (b)	1,310,000	1,290,446
Lloyds Banking Group PLC 3.75% 3/18/2028 (b)	610,000	604,847
Lloyds Banking Group PLC 4.65% 3/24/2026	330,000	329,917
Lloyds Banking Group PLC 4.818% 6/13/2029 (b)	600,000	608,485
Lloyds Banking Group PLC 5.087% 11/26/2028 (b)	250,000	254,180
Lloyds Banking Group PLC 5.721% 6/5/2030 (b)	900,000	941,477
Lloyds Banking Group PLC 5.871% 3/6/2029 (b)	240,000	249,208
NatWest Group PLC 3.073% 5/22/2028 (b)	500,000	490,466
NatWest Group PLC 4.445% 5/8/2030 (b)	990,000	993,236
NatWest Group PLC 5.516% 9/30/2028 (b)	200,000	204,919
NatWest Group PLC 5.808% 9/13/2029 (b)	1,900,000	1,984,782
NatWest Group PLC 5.847% 3/2/2027 (b)	200,000	201,420
NatWest Group PLC 6.475% 6/1/2034 (b)	300,000	315,093
Santander UK Group Holdings PLC 1.673% 6/14/2027 (b)	420,000	411,056
Santander UK Group Holdings PLC 3.823% 11/3/2028 (b)	400,000	394,996
Santander UK Group Holdings PLC 6.534% 1/10/2029 (b)	800,000	838,019
		34,773,867
Health Care - 0.1%
Pharmaceuticals - 0.1%
Astrazeneca Finance LLC 1.2% 5/28/2026	2,000,000	1,957,166
Astrazeneca Finance LLC 4.85% 2/26/2029 (d)	760,000	780,458
Astrazeneca Finance LLC 4.875% 3/3/2028	590,000	603,290
Astrazeneca PLC 3.125% 6/12/2027	410,000	404,975
GlaxoSmithKline Capital Inc 4.5% 4/15/2030	900,000	911,013
		4,656,902
Utilities - 0.0%
Multi-Utilities - 0.0%
National Grid PLC 5.602% 6/12/2028	360,000	372,586
TOTAL UNITED KINGDOM		46,577,859
UNITED STATES - 21.8%
Communication Services - 1.1%
Diversified Telecommunication Services - 0.4%
AT&T Inc 1.65% 2/1/2028	1,550,000	1,462,597
AT&T Inc 1.7% 3/25/2026 (d)	1,630,000	1,606,173
AT&T Inc 2.3% 6/1/2027 (d)	2,980,000	2,886,320
AT&T Inc 4.35% 3/1/2029 (d)	1,970,000	1,978,435
Sprint Capital Corp 6.875% 11/15/2028	70,000	75,304
Verizon Communications Inc 2.1% 3/22/2028	4,240,000	4,037,068
Verizon Communications Inc 3.875% 2/8/2029	580,000	575,945
Verizon Communications Inc 4.329% 9/21/2028	1,210,000	1,218,365
		13,840,207
Entertainment - 0.0%
Netflix Inc 4.875% 4/15/2028 (d)	1,070,000	1,094,355
Netflix Inc 5.875% 11/15/2028	260,000	274,601
Walt Disney Co/The 2% 9/1/2029	620,000	574,368
Walt Disney Co/The 3.375% 11/15/2026	310,000	307,790
		2,251,114
Interactive Media & Services - 0.1%
Alphabet Inc 1.998% 8/15/2026	650,000	637,892
Alphabet Inc 4% 5/15/2030 (d)	400,000	402,586
Meta Platforms Inc 3.5% 8/15/2027	1,040,000	1,033,853
Meta Platforms Inc 4.3% 8/15/2029	750,000	759,768
Meta Platforms Inc 4.6% 5/15/2028	400,000	407,814
		3,241,913
Media - 0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	1,130,000	1,113,373
Charter Communications Operating LLC / Charter Communications Operating Capital 4.2% 3/15/2028	520,000	516,927
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	730,000	741,417
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	240,000	252,271
Charter Communications Operating LLC / Charter Communications Operating Capital 6.15% 11/10/2026	690,000	700,345
Comcast Corp 2.35% 1/15/2027	270,000	263,917
Comcast Corp 4.15% 10/15/2028	740,000	742,360
Comcast Corp 4.55% 1/15/2029 (d)	1,000,000	1,014,284
Comcast Corp 5.1% 6/1/2029 (d)	1,280,000	1,323,142
Fox Corp 4.709% 1/25/2029	680,000	687,758
Paramount Global 2.9% 1/15/2027	190,000	185,831
Paramount Global 3.375% 2/15/2028	200,000	195,118
TCI Communications Inc 7.875% 2/15/2026	620,000	628,829
TWDC Enterprises 18 Corp 1.85% 7/30/2026	120,000	117,660
TWDC Enterprises 18 Corp 2.95% 6/15/2027 (d)	820,000	807,594
		9,290,826
Wireless Telecommunication Services - 0.3%
Sprint LLC 7.625% 3/1/2026	1,140,000	1,145,669
T-Mobile USA Inc 1.5% 2/15/2026 (d)	290,000	286,147
T-Mobile USA Inc 2.625% 2/15/2029 (d)	380,000	359,762
T-Mobile USA Inc 3.375% 4/15/2029 (d)	1,880,000	1,820,400
T-Mobile USA Inc 3.75% 4/15/2027	470,000	467,039
T-Mobile USA Inc 3.875% 4/15/2030	2,090,000	2,047,138
T-Mobile USA Inc 4.95% 3/15/2028 (d)	2,000,000	2,037,639
T-Mobile USA Inc 5.375% 4/15/2027 (d)	1,020,000	1,020,000
		9,183,794
TOTAL COMMUNICATION SERVICES		37,807,854

Consumer Discretionary - 1.2%
Automobile Components - 0.0%
Lear Corp 3.8% 9/15/2027	280,000	277,317
Automobiles - 0.5%
American Honda Finance Corp 2.25% 1/12/2029	990,000	929,319
American Honda Finance Corp 3.5% 2/15/2028 (d)	560,000	552,654
American Honda Finance Corp 4.4% 9/5/2029	290,000	291,754
American Honda Finance Corp 4.55% 7/9/2027	1,300,000	1,309,409
American Honda Finance Corp 4.8% 3/5/2030	800,000	816,302
American Honda Finance Corp 5.125% 7/7/2028	280,000	287,245
General Motors Financial Co Inc 1.25% 1/8/2026	1,070,000	1,057,670
General Motors Financial Co Inc 2.7% 8/20/2027	580,000	562,712
General Motors Financial Co Inc 3.85% 1/5/2028	280,000	276,495
General Motors Financial Co Inc 4% 10/6/2026	640,000	636,763
General Motors Financial Co Inc 4.9% 10/6/2029	650,000	654,838
General Motors Financial Co Inc 5% 4/9/2027 (d)	960,000	967,797
General Motors Financial Co Inc 5.25% 3/1/2026 (d)	590,000	590,997
General Motors Financial Co Inc 5.35% 1/7/2030	920,000	940,903
General Motors Financial Co Inc 5.4% 4/6/2026 (d)	1,000,000	1,004,700
General Motors Financial Co Inc 5.4% 5/8/2027 (d)	630,000	640,542
General Motors Financial Co Inc 5.45% 7/15/2030	680,000	698,159
General Motors Financial Co Inc 5.55% 7/15/2029 (d)	1,120,000	1,154,700
General Motors Financial Co Inc 5.8% 1/7/2029 (d)	990,000	1,027,943
General Motors Financial Co Inc 5.8% 6/23/2028	400,000	414,039
		14,814,941
Broadline Retail - 0.1%
Amazon.com Inc 1.2% 6/3/2027	1,440,000	1,377,596
Amazon.com Inc 3.15% 8/22/2027	1,120,000	1,105,599
Amazon.com Inc 3.45% 4/13/2029 (d)	680,000	670,572
Amazon.com Inc 4.55% 12/1/2027	420,000	425,943
eBay Inc 1.4% 5/10/2026	666,000	653,004
		4,232,714
Hotels, Restaurants & Leisure - 0.3%
Darden Restaurants Inc 4.55% 10/15/2029	340,000	341,210
Expedia Group Inc 3.25% 2/15/2030	520,000	495,565
Expedia Group Inc 3.8% 2/15/2028	490,000	485,276
Expedia Group Inc 5% 2/15/2026	330,000	330,225
Las Vegas Sands Corp 5.625% 6/15/2028	1,230,000	1,259,276
Marriott International Inc/MD 3.125% 6/15/2026	190,000	188,191
Marriott International Inc/MD 4.2% 7/15/2027	610,000	610,946
Marriott International Inc/MD 4.875% 5/15/2029 (d)	1,120,000	1,140,686
Marriott International Inc/MD 5% 10/15/2027	450,000	457,152
McDonald's Corp 3.5% 7/1/2027	240,000	237,864
McDonald's Corp 3.8% 4/1/2028 (d)	340,000	338,291
McDonald's Corp 4.4% 2/12/2031	750,000	752,486
McDonald's Corp 5% 5/17/2029	670,000	690,625
Starbucks Corp 2.45% 6/15/2026	350,000	345,361
Starbucks Corp 4% 11/15/2028	980,000	979,533
Starbucks Corp 4.8% 5/15/2030	500,000	510,871
		9,163,558
Household Durables - 0.0%
DR Horton Inc 1.3% 10/15/2026	750,000	727,025
Lennar Corp 4.75% 11/29/2027	350,000	352,638
Toll Brothers Finance Corp 4.35% 2/15/2028	370,000	370,870
		1,450,533
Leisure Products - 0.0%
Hasbro Inc 3.5% 9/15/2027 (d)	860,000	845,970
Hasbro Inc 3.55% 11/19/2026	200,000	197,967
		1,043,937
Specialty Retail - 0.2%
AutoNation Inc 1.95% 8/1/2028	190,000	177,876
AutoZone Inc 3.125% 4/21/2026	270,000	267,871
AutoZone Inc 4.5% 2/1/2028	160,000	161,667
AutoZone Inc 5.1% 7/15/2029	360,000	370,746
AutoZone Inc 5.165% 6/15/2030	550,000	567,661
Home Depot Inc/The 2.125% 9/15/2026	480,000	470,952
Home Depot Inc/The 2.8% 9/14/2027	1,220,000	1,194,119
Home Depot Inc/The 3.9% 12/6/2028 (d)	330,000	330,546
Home Depot Inc/The 4.75% 6/25/2029	900,000	921,291
Home Depot Inc/The 4.9% 4/15/2029 (d)	660,000	680,044
Lowe's Cos Inc 3.65% 4/5/2029 (d)	1,420,000	1,393,872
Lowe's Cos Inc 4.8% 4/1/2026 (d)	700,000	701,511
O'Reilly Automotive Inc 4.35% 6/1/2028	1,130,000	1,134,675
		8,372,831
Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc 2.75% 3/27/2027	550,000	539,927
NIKE Inc 2.85% 3/27/2030	640,000	607,550
Tapestry Inc 5.1% 3/11/2030	380,000	388,378
VF Corp 2.8% 4/23/2027	420,000	405,473
		1,941,328
TOTAL CONSUMER DISCRETIONARY		41,297,159

Consumer Staples - 1.3%
Beverages - 0.4%
Coca-Cola Co/The 1.45% 6/1/2027	610,000	586,070
Coca-Cola Co/The 1.65% 6/1/2030	1,250,000	1,121,917
Coca-Cola Co/The 2.9% 5/25/2027 (d)	760,000	748,723
Constellation Brands Inc 3.7% 12/6/2026	340,000	337,630
Constellation Brands Inc 4.35% 5/9/2027	250,000	250,624
Constellation Brands Inc 4.65% 11/15/2028 (d)	700,000	708,348
Constellation Brands Inc 4.8% 1/15/2029	240,000	243,510
Constellation Brands Inc 4.8% 5/1/2030 (d)	390,000	395,971
Keurig Dr Pepper Inc 2.55% 9/15/2026	110,000	108,164
Keurig Dr Pepper Inc 3.4% 11/15/2025	150,000	149,603
Keurig Dr Pepper Inc 3.43% 6/15/2027	340,000	334,532
Keurig Dr Pepper Inc 4.597% 5/25/2028	1,300,000	1,305,886
Keurig Dr Pepper Inc 4.6% 5/15/2030	480,000	480,056
Molson Coors Beverage Co 3% 7/15/2026	840,000	830,287
PepsiCo Inc 2.375% 10/6/2026	500,000	491,843
PepsiCo Inc 2.75% 3/19/2030	1,250,000	1,180,560
PepsiCo Inc 3% 10/15/2027	2,470,000	2,427,740
PepsiCo Inc 3.6% 2/18/2028	230,000	228,866
PepsiCo Inc 4.3% 7/23/2030	200,000	201,247
PepsiCo Inc 4.6% 2/7/2030 (d)	500,000	511,767
		12,643,344
Consumer Staples Distribution & Retail - 0.3%
Dollar General Corp 3.5% 4/3/2030	310,000	298,005
Dollar General Corp 4.625% 11/1/2027 (d)	1,000,000	1,007,056
Dollar Tree Inc 4.2% 5/15/2028	940,000	937,663
Kroger Co/The 2.2% 5/1/2030	350,000	320,205
Kroger Co/The 2.65% 10/15/2026	120,000	118,007
Kroger Co/The 3.5% 2/1/2026	200,000	199,191
Sysco Corp 3.25% 7/15/2027	340,000	335,355
Sysco Corp 3.3% 7/15/2026	590,000	584,847
Sysco Corp 5.95% 4/1/2030	630,000	670,078
Target Corp 3.375% 4/15/2029	250,000	244,799
Target Corp 4.35% 6/15/2028 (d)	600,000	606,267
Walmart Inc 1.5% 9/22/2028 (d)	1,350,000	1,261,891
Walmart Inc 3.05% 7/8/2026	1,150,000	1,140,332
Walmart Inc 3.9% 4/15/2028	300,000	300,997
Walmart Inc 3.95% 9/9/2027 (d)	800,000	802,076
		8,826,769
Food Products - 0.3%
Bunge Ltd Finance Corp 3.25% 8/15/2026	600,000	594,615
Bunge Ltd Finance Corp 4.2% 9/17/2029	250,000	248,810
Conagra Brands Inc 1.375% 11/1/2027	270,000	253,190
Conagra Brands Inc 4.6% 11/1/2025 (d)	230,000	229,887
Conagra Brands Inc 4.85% 11/1/2028	1,000,000	1,010,782
General Mills Inc 4.2% 4/17/2028	940,000	940,745
General Mills Inc 4.875% 1/30/2030	620,000	633,926
Hershey Co/The 2.3% 8/15/2026 (d)	590,000	580,356
JM Smucker Co 3.375% 12/15/2027	360,000	354,754
Kellanova 3.4% 11/15/2027 (d)	450,000	443,854
Kraft Heinz Foods Co 3% 6/1/2026	430,000	425,243
Kraft Heinz Foods Co 3.875% 5/15/2027	800,000	794,713
McCormick & Co Inc/MD 3.4% 8/15/2027	390,000	385,025
Mondelez International Inc 2.625% 3/17/2027	500,000	488,759
Mondelez International Inc 4.5% 5/6/2030 (d)	600,000	604,270
The Campbell's Company 2.375% 4/24/2030	390,000	356,168
The Campbell's Company 4.15% 3/15/2028	550,000	549,997
Tyson Foods Inc 3.55% 6/2/2027 (d)	550,000	544,199
Tyson Foods Inc 4% 3/1/2026	550,000	548,705
Tyson Foods Inc 5.4% 3/15/2029 (d)	320,000	331,543
		10,319,541
Household Products - 0.1%
Kimberly-Clark Corp 1.05% 9/15/2027	450,000	425,564
Kimberly-Clark Corp 3.95% 11/1/2028	280,000	280,368
Procter & Gamble Co/The 2.85% 8/11/2027	1,080,000	1,061,587
Procter & Gamble Co/The 3.95% 1/26/2028	1,020,000	1,026,046
		2,793,565
Personal Care Products - 0.0%
Estee Lauder Cos Inc/The 2.6% 4/15/2030	610,000	566,819
Estee Lauder Cos Inc/The 4.375% 5/15/2028	250,000	251,719
Kenvue Inc 5.05% 3/22/2028	590,000	604,921
		1,423,459
Tobacco - 0.2%
Altria Group Inc 2.625% 9/16/2026	390,000	383,554
Altria Group Inc 4.4% 2/14/2026	100,000	99,907
Altria Group Inc 4.5% 8/6/2030 (d)	350,000	350,086
Altria Group Inc 4.8% 2/14/2029	780,000	792,394
Philip Morris International Inc 3.125% 8/17/2027	220,000	216,155
Philip Morris International Inc 3.375% 8/15/2029	440,000	427,190
Philip Morris International Inc 4.625% 11/1/2029	1,720,000	1,747,107
Philip Morris International Inc 4.875% 2/15/2028	500,000	509,244
Philip Morris International Inc 5.125% 11/17/2027 (d)	1,970,000	2,011,780
		6,537,417
TOTAL CONSUMER STAPLES		42,544,095

Energy - 1.2%
Energy Equipment & Services - 0.1%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 2.061% 12/15/2026 (d)	660,000	642,354
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 4.486% 5/1/2030	450,000	453,593
Halliburton Co 2.92% 3/1/2030	430,000	404,365
NOV Inc 3.6% 12/1/2029	220,000	212,674
		1,712,986
Oil, Gas & Consumable Fuels - 1.1%
Boardwalk Pipelines LP 4.45% 7/15/2027	540,000	541,073
BP Capital Markets PLC 3.723% 11/28/2028	1,380,000	1,365,565
Cheniere Corpus Christi Holdings LLC 5.125% 6/30/2027	340,000	343,639
Cheniere Energy Inc 4.625% 10/15/2028	970,000	969,239
Chevron Corp 1.995% 5/11/2027	830,000	805,486
Chevron Corp 2.954% 5/16/2026	810,000	803,421
Chevron USA Inc 4.05% 8/13/2028	370,000	372,181
Chevron USA Inc 4.3% 10/15/2030	410,000	412,274
Chevron USA Inc 4.687% 4/15/2030	910,000	930,121
ConocoPhillips Co 4.7% 1/15/2030	430,000	438,166
DCP Midstream Operating LP 5.625% 7/15/2027 (d)	330,000	336,908
Diamondback Energy Inc 3.5% 12/1/2029	850,000	819,276
Diamondback Energy Inc 5.2% 4/18/2027 (d)	500,000	507,508
Energy Transfer LP 4.95% 6/15/2028	760,000	771,830
Energy Transfer LP 5.2% 4/1/2030	940,000	966,831
Energy Transfer LP 5.25% 7/1/2029	480,000	495,055
Energy Transfer LP 5.5% 6/1/2027	100,000	101,698
Energy Transfer LP 5.95% 12/1/2025	370,000	370,325
Energy Transfer LP 6.1% 12/1/2028 (d)	1,460,000	1,535,631
Enterprise Products Operating LLC 4.15% 10/16/2028	240,000	241,074
Enterprise Products Operating LLC 5.25% 8/16/2077 (b)	250,000	247,373
Enterprise Products Operating LLC 5.375% 2/15/2078 (b)(d)	640,000	633,205
EQT Corp 3.9% 10/1/2027	250,000	247,629
EQT Corp 5.7% 4/1/2028	380,000	392,741
EQT Corp 7% 2/1/2030 (d)(f)	720,000	783,068
Expand Energy Corp 5.375% 3/15/2030	630,000	636,355
Exxon Mobil Corp 2.275% 8/16/2026 (d)	650,000	639,474
Hess Corp 4.3% 4/1/2027	350,000	350,812
Kinder Morgan Inc 1.75% 11/15/2026	610,000	592,455
Kinder Morgan Inc 4.3% 3/1/2028 (d)	410,000	411,560
Kinder Morgan Inc 5.1% 8/1/2029	280,000	287,729
Marathon Petroleum Corp 5.15% 3/1/2030	400,000	411,362
MPLX LP 1.75% 3/1/2026	840,000	828,695
MPLX LP 4% 3/15/2028	1,070,000	1,064,357
MPLX LP 4.25% 12/1/2027 (d)	580,000	579,945
MPLX LP 4.8% 2/15/2031	600,000	600,451
Occidental Petroleum Corp 5.2% 8/1/2029 (d)	500,000	506,444
Occidental Petroleum Corp 6.375% 9/1/2028	110,000	114,781
Occidental Petroleum Corp 8.5% 7/15/2027	770,000	813,650
ONEOK Inc 4.25% 9/24/2027	692,000	692,625
ONEOK Inc 4.4% 10/15/2029 (d)	640,000	639,093
ONEOK Inc 4.55% 7/15/2028	590,000	594,249
ONEOK Inc 5.375% 6/1/2029	170,000	175,033
ONEOK Inc 5.85% 1/15/2026	520,000	521,886
Ovintiv Inc 5.65% 5/15/2028	580,000	596,958
Phillips 66 3.9% 3/15/2028	990,000	983,856
Phillips 66 Co 3.55% 10/1/2026	390,000	386,936
Plains All American Pipeline LP / PAA Finance Corp 4.5% 12/15/2026	230,000	230,148
Plains All American Pipeline LP / PAA Finance Corp 4.65% 10/15/2025	140,000	139,997
Sabine Pass Liquefaction LLC 4.2% 3/15/2028	400,000	399,905
Sabine Pass Liquefaction LLC 5% 3/15/2027	790,000	794,470
Sabine Pass Liquefaction LLC 5.875% 6/30/2026	150,000	150,585
Shell Finance US Inc 2.375% 11/7/2029	650,000	608,655
Shell International Finance BV 3.875% 11/13/2028	710,000	709,098
Targa Resources Corp 4.9% 9/15/2030	280,000	284,284
Targa Resources Corp 6.15% 3/1/2029 (d)	650,000	685,772
Tennessee Gas Pipeline Co LLC 7% 3/15/2027	540,000	560,837
Valero Energy Corp 4% 4/1/2029	480,000	474,609
Valero Energy Partners LP 4.5% 3/15/2028	230,000	231,699
Western Gas Partners LP 4.5% 3/1/2028 (d)	410,000	409,578
Western Gas Partners LP 4.75% 8/15/2028	240,000	241,391
Western Gas Partners LP 6.35% 1/15/2029	560,000	588,997
Williams Cos Inc/The 3.75% 6/15/2027	1,990,000	1,974,213
Williams Cos Inc/The 4.625% 6/30/2030	350,000	351,842
Williams Cos Inc/The 4.9% 3/15/2029	200,000	203,760
		36,899,863
TOTAL ENERGY		38,612,849

Financials - 8.0%
Banks - 3.8%
Bank of America Corp 1.658% 3/11/2027 (b)	820,000	808,356
Bank of America Corp 1.734% 7/22/2027 (b)	3,260,000	3,185,638
Bank of America Corp 3.194% 7/23/2030 (b)	2,980,000	2,862,013
Bank of America Corp 3.419% 12/20/2028 (b)	1,540,000	1,513,340
Bank of America Corp 3.593% 7/21/2028 (b)	1,120,000	1,107,878
Bank of America Corp 3.974% 2/7/2030 (b)	500,000	495,841
Bank of America Corp 4.25% 10/22/2026 (d)	2,030,000	2,031,083
Bank of America Corp 4.376% 4/27/2028 (b)	1,900,000	1,904,160
Bank of America Corp 4.623% 5/9/2029 (b)	1,750,000	1,769,740
Bank of America Corp 4.948% 7/22/2028 (b)	1,200,000	1,215,834
Bank of America Corp 5.08% 1/20/2027 (b)	1,100,000	1,102,597
Bank of America Corp 5.162% 1/24/2031 (b)	1,750,000	1,806,145
Bank of America Corp 5.202% 4/25/2029 (b)	750,000	769,025
Bank of America Corp 5.511% 1/24/2036 (b)	350,000	360,568
Bank of America Corp 5.819% 9/15/2029 (b)(d)	2,000,000	2,090,611
Bank of America Corp 6.204% 11/10/2028 (b)	800,000	833,738
Bank of America NA 5.526% 8/18/2026	1,710,000	1,731,404
Citibank NA 4.914% 5/29/2030	3,800,000	3,899,550
Citibank NA 4.929% 8/6/2026	4,250,000	4,278,495
Citibank NA 5.803% 9/29/2028	760,000	796,579
Citigroup Inc 1.122% 1/28/2027 (b)(d)	2,100,000	2,071,786
Citigroup Inc 1.462% 6/9/2027 (b)	2,200,000	2,151,387
Citigroup Inc 2.976% 11/5/2030 (b)(d)	4,360,000	4,120,208
Citigroup Inc 3.52% 10/27/2028 (b)	1,650,000	1,625,062
Citigroup Inc 3.668% 7/24/2028 (b)	590,000	583,446
Citigroup Inc 3.887% 1/10/2028 (b)	1,130,000	1,123,166
Citigroup Inc 4.075% 4/23/2029 (b)	650,000	647,688
Citigroup Inc 4.125% 7/25/2028	480,000	479,415
Citigroup Inc 4.45% 9/29/2027	350,000	350,955
Citigroup Inc 4.542% 9/19/2030 (b)	290,000	291,314
Citigroup Inc 4.6% 3/9/2026	750,000	750,650
Citigroup Inc 4.643% 5/7/2028 (b)	600,000	603,337
Citizens Bank NA/Providence RI 4.575% 8/9/2028 (b)	540,000	542,725
Citizens Financial Group Inc 5.253% 3/5/2031 (b)	640,000	654,325
Citizens Financial Group Inc 5.841% 1/23/2030 (b)	370,000	384,816
Comerica Inc 5.982% 1/30/2030 (b)	530,000	549,854
Fifth Third Bancorp 1.707% 11/1/2027 (b)	250,000	242,517
Fifth Third Bancorp 3.95% 3/14/2028	930,000	925,632
Fifth Third Bancorp 4.895% 9/6/2030 (b)(d)	500,000	508,624
Fifth Third Bancorp 6.361% 10/27/2028 (b)(d)	500,000	522,199
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (b)	1,590,000	1,594,533
Huntington Bancshares Inc/OH 5.272% 1/15/2031 (b)	620,000	639,189
Huntington National Bank/The 4.552% 5/17/2028 (b)	590,000	593,046
JPMorgan Chase & Co 1.04% 2/4/2027 (b)	1,500,000	1,478,927
JPMorgan Chase & Co 1.045% 11/19/2026 (b)	470,000	466,556
JPMorgan Chase & Co 1.47% 9/22/2027 (b)	690,000	669,989
JPMorgan Chase & Co 1.578% 4/22/2027 (b)	3,211,000	3,155,907
JPMorgan Chase & Co 2.739% 10/15/2030 (b)	3,700,000	3,484,914
JPMorgan Chase & Co 2.956% 5/13/2031 (b)	1,080,000	1,008,233
JPMorgan Chase & Co 3.2% 6/15/2026	150,000	148,883
JPMorgan Chase & Co 3.54% 5/1/2028 (b)	510,000	504,478
JPMorgan Chase & Co 3.625% 12/1/2027	450,000	445,858
JPMorgan Chase & Co 3.702% 5/6/2030 (b)	260,000	254,897
JPMorgan Chase & Co 4.005% 4/23/2029 (b)	1,960,000	1,952,399
JPMorgan Chase & Co 4.125% 12/15/2026 (d)	1,480,000	1,480,421
JPMorgan Chase & Co 4.323% 4/26/2028 (b)	3,000,000	3,003,577
JPMorgan Chase & Co 4.851% 7/25/2028 (b)	3,700,000	3,745,794
JPMorgan Chase & Co 4.995% 7/22/2030 (b)	250,000	256,404
JPMorgan Chase & Co 5.012% 1/23/2030 (b)	4,970,000	5,090,718
JPMorgan Chase & Co 5.103% 4/22/2031 (b)	1,880,000	1,939,580
JPMorgan Chase & Co 5.14% 1/24/2031 (b)	700,000	721,369
KeyCorp 2.25% 4/6/2027	50,000	48,438
KeyCorp 5.121% 4/4/2031 (b)	350,000	358,029
M&T Bank Corp 5.179% 7/8/2031 (b)	250,000	255,791
M&T Bank Corp 7.413% 10/30/2029 (b)(d)	180,000	195,980
Manufacturers & Traders Trust Co 4.7% 1/27/2028 (d)	1,220,000	1,235,230
Morgan Stanley Private Bank NA 4.734% 7/18/2031 (b)	1,500,000	1,521,072
PNC Financial Services Group Inc/The 1.15% 8/13/2026	900,000	874,663
PNC Financial Services Group Inc/The 4.899% 5/13/2031 (b)	850,000	867,418
PNC Financial Services Group Inc/The 5.222% 1/29/2031 (b)	630,000	651,022
PNC Financial Services Group Inc/The 5.3% 1/21/2028 (b)(d)	1,000,000	1,015,360
PNC Financial Services Group Inc/The 5.354% 12/2/2028 (b)	160,000	164,121
PNC Financial Services Group Inc/The 5.492% 5/14/2030 (b)	450,000	468,442
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (b)	1,650,000	1,711,642
Regions Financial Corp 5.722% 6/6/2030 (b)(d)	380,000	395,541
Santander Holdings USA Inc 2.49% 1/6/2028 (b)	500,000	487,142
Santander Holdings USA Inc 5.353% 9/6/2030 (b)(d)	290,000	297,908
Santander Holdings USA Inc 5.741% 3/20/2031 (b)	400,000	415,700
Santander Holdings USA Inc 6.174% 1/9/2030 (b)	420,000	440,825
Santander Holdings USA Inc 6.565% 6/12/2029 (b)	550,000	578,458
Synchrony Bank 5.625% 8/23/2027 (d)	500,000	511,030
Truist Financial Corp 1.267% 3/2/2027 (b)	937,000	922,839
Truist Financial Corp 5.071% 5/20/2031 (b)(d)	300,000	307,364
Truist Financial Corp 6.047% 6/8/2027 (b)	2,000,000	2,022,979
Truist Financial Corp 7.161% 10/30/2029 (b)(d)	1,100,000	1,193,878
US Bancorp 2.375% 7/22/2026	380,000	374,324
US Bancorp 4.653% 2/1/2029 (b)	1,720,000	1,739,592
US Bancorp 5.046% 2/12/2031 (b)	300,000	307,775
US Bancorp 5.1% 7/23/2030 (b)(d)	1,530,000	1,574,007
US Bancorp 5.727% 10/21/2026 (b)	1,000,000	1,001,514
US Bancorp 5.775% 6/12/2029 (b)	1,260,000	1,312,892
Wells Fargo & Co 2.393% 6/2/2028 (b)	2,160,000	2,093,437
Wells Fargo & Co 2.879% 10/30/2030 (b)	3,000,000	2,832,817
Wells Fargo & Co 3% 10/23/2026	100,000	98,689
Wells Fargo & Co 3.196% 6/17/2027 (b)(d)	2,580,000	2,557,651
Wells Fargo & Co 3.526% 3/24/2028 (b)	500,000	494,669
Wells Fargo & Co 3.584% 5/22/2028 (b)	600,000	593,561
Wells Fargo & Co 4.1% 6/3/2026	460,000	459,156
Wells Fargo & Co 5.15% 4/23/2031 (b)(d)	320,000	329,566
Wells Fargo & Co 5.198% 1/23/2030 (b)	970,000	999,108
Wells Fargo & Co 5.244% 1/24/2031 (b)	600,000	619,797
Wells Fargo & Co 5.574% 7/25/2029 (b)	600,000	622,020
Wells Fargo & Co 5.707% 4/22/2028 (b)(d)	7,040,000	7,200,355
		128,479,175
Capital Markets - 2.1%
Apollo Debt Solutions BDC 6.9% 4/13/2029	420,000	441,921
Ares Capital Corp 2.15% 7/15/2026	100,000	98,026
Ares Capital Corp 2.875% 6/15/2028	750,000	715,855
Ares Capital Corp 3.875% 1/15/2026 (d)	800,000	797,646
Ares Capital Corp 5.875% 3/1/2029 (d)	580,000	596,870
Ares Capital Corp 5.95% 7/15/2029	300,000	310,216
Ares Strategic Income Fund 5.6% 2/15/2030	300,000	303,717
Ares Strategic Income Fund 5.7% 3/15/2028 (d)	820,000	831,282
Bank of New York Mellon Corp/The 4.543% 2/1/2029 (b)	1,000,000	1,011,929
Bank of New York Mellon Corp/The 4.942% 2/11/2031 (b)	700,000	719,286
Bank of New York Mellon Corp/The 4.975% 3/14/2030 (b)	300,000	308,323
Bank of New York Mellon Corp/The 6.317% 10/25/2029 (b)	210,000	223,756
BlackRock Funding Inc 4.6% 7/26/2027	1,050,000	1,063,170
Blackstone Private Credit Fund 2.625% 12/15/2026	470,000	458,304
Blackstone Private Credit Fund 3.25% 3/15/2027	360,000	352,467
Blackstone Private Credit Fund 5.25% 4/1/2030	90,000	90,275
Blackstone Private Credit Fund 5.95% 7/16/2029	500,000	515,934
Blackstone Private Credit Fund 7.3% 11/27/2028	230,000	245,840
Blackstone Secured Lending Fund 5.35% 4/13/2028	1,000,000	1,014,530
Blue Owl Capital Corp 2.875% 6/11/2028	130,000	122,714
Blue Owl Capital Corp 5.95% 3/15/2029	1,000,000	1,015,546
Charles Schwab Corp/The 2.45% 3/3/2027	1,020,000	996,957
Charles Schwab Corp/The 3.25% 5/22/2029	640,000	622,542
Charles Schwab Corp/The 4.625% 3/22/2030	600,000	612,726
Charles Schwab Corp/The 5.643% 5/19/2029 (b)	490,000	509,698
Charles Schwab Corp/The 5.875% 8/24/2026	1,000,000	1,014,721
Charles Schwab Corp/The 6.196% 11/17/2029 (b)(d)	460,000	489,479
Goldman Sachs BDC Inc 6.375% 3/11/2027	570,000	583,043
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (b)	1,400,000	1,387,274
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (b)(d)	1,660,000	1,634,170
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (b)	3,320,000	3,232,707
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (b)(d)	5,190,000	5,136,576
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (b)	500,000	495,397
Goldman Sachs Group Inc/The 3.814% 4/23/2029 (b)	1,020,000	1,009,435
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (b)	750,000	750,529
Goldman Sachs Group Inc/The 4.25% 10/21/2025	370,000	369,827
Goldman Sachs Group Inc/The 4.482% 8/23/2028 (b)	1,640,000	1,647,236
Goldman Sachs Group Inc/The 5.049% 7/23/2030 (b)(d)	1,390,000	1,423,044
Goldman Sachs Group Inc/The 5.207% 1/28/2031 (b)	600,000	618,249
Goldman Sachs Group Inc/The 5.727% 4/25/2030 (b)	1,500,000	1,570,883
Golub Capital BDC Inc 6% 7/15/2029	470,000	480,889
HPS Corporate Lending Fund 5.45% 1/14/2028	500,000	504,404
HPS Corporate Lending Fund 6.25% 9/30/2029	100,000	103,364
HPS Corporate Lending Fund 6.75% 1/30/2029	200,000	208,654
Intercontinental Exchange Inc 3.1% 9/15/2027	1,060,000	1,039,260
Intercontinental Exchange Inc 3.625% 9/1/2028	1,330,000	1,312,092
Jefferies Financial Group Inc 4.15% 1/23/2030	600,000	592,187
Jefferies Financial Group Inc 4.85% 1/15/2027	300,000	302,166
Jefferies Financial Group Inc 5.875% 7/21/2028	290,000	302,335
Lazard Group LLC 4.5% 9/19/2028	460,000	462,029
LPL Holdings Inc 5.15% 6/15/2030	250,000	255,265
LPL Holdings Inc 6.75% 11/17/2028 (d)	590,000	631,563
Moody's Corp 4.25% 2/1/2029	250,000	251,095
Morgan Stanley 0.985% 12/10/2026 (b)	1,600,000	1,584,374
Morgan Stanley 1.512% 7/20/2027 (b)	4,650,000	4,534,980
Morgan Stanley 1.593% 5/4/2027 (b)	3,080,000	3,022,617
Morgan Stanley 3.591% 7/22/2028 (b)	1,350,000	1,333,443
Morgan Stanley 4.35% 9/8/2026	120,000	120,091
Morgan Stanley 4.431% 1/23/2030 (b)	460,000	462,022
Morgan Stanley 4.654% 10/18/2030 (b)	200,000	201,922
Morgan Stanley 5% 11/24/2025	1,248,000	1,249,010
Morgan Stanley 5.042% 7/19/2030 (b)	1,470,000	1,505,875
Morgan Stanley 5.123% 2/1/2029 (b)	1,500,000	1,532,015
Morgan Stanley 5.164% 4/20/2029 (b)	820,000	838,338
Morgan Stanley 5.192% 4/17/2031 (b)	200,000	206,155
Morgan Stanley 5.23% 1/15/2031 (b)	2,000,000	2,064,399
Morgan Stanley 5.656% 4/18/2030 (b)	1,600,000	1,670,875
Morgan Stanley 6.25% 8/9/2026	140,000	142,731
Morgan Stanley Direct Lending Fund 6.15% 5/17/2029	300,000	309,691
Nasdaq Inc 3.85% 6/30/2026	270,000	269,335
Nasdaq Inc 5.35% 6/28/2028	300,000	309,534
Northern Trust Corp 3.375% 5/8/2032 (b)	250,000	244,405
S&P Global Inc 2.45% 3/1/2027	650,000	634,815
S&P Global Inc 2.7% 3/1/2029	870,000	832,549
S&P Global Inc 4.75% 8/1/2028	240,000	244,812
Sixth Street Specialty Lending Inc 6.125% 3/1/2029	160,000	165,122
Sixth Street Specialty Lending Inc 6.95% 8/14/2028	120,000	126,963
State Street Corp 1.684% 11/18/2027 (b)	450,000	436,364
State Street Corp 2.4% 1/24/2030 (d)	2,200,000	2,063,241
State Street Corp 4.729% 2/28/2030	300,000	306,745
State Street Corp 5.684% 11/21/2029 (b)(d)	220,000	230,879
State Street Corp U.S. SOFR Index + 0.95%, 5.3036% 4/24/2028 (b)(c)	600,000	603,921
		69,034,626
Consumer Finance - 1.0%
Ally Financial Inc 2.2% 11/2/2028	870,000	812,297
Ally Financial Inc 5.737% 5/15/2029 (b)	480,000	492,920
Ally Financial Inc 6.848% 1/3/2030 (b)	220,000	233,423
Ally Financial Inc 6.992% 6/13/2029 (b)	270,000	285,744
American Express Co 3.3% 5/3/2027	540,000	533,735
American Express Co 4.351% 7/20/2029 (b)	400,000	402,063
American Express Co 5.016% 4/25/2031 (b)	950,000	976,150
American Express Co 5.085% 1/30/2031 (b)	200,000	206,132
American Express Co 5.282% 7/27/2029 (b)	240,000	247,627
American Express Co 5.532% 4/25/2030 (b)(d)	520,000	543,011
American Express Co 5.85% 11/5/2027	3,980,000	4,129,858
Capital One Financial Corp 3.75% 7/28/2026	340,000	337,895
Capital One Financial Corp 3.8% 1/31/2028	130,000	128,838
Capital One Financial Corp 4.1% 2/9/2027	1,340,000	1,336,958
Capital One Financial Corp 4.2% 10/29/2025 (d)	640,000	639,005
Capital One Financial Corp 4.5% 1/30/2026	100,000	99,960
Capital One Financial Corp 4.927% 5/10/2028 (b)(d)	1,660,000	1,676,753
Capital One Financial Corp 5.247% 7/26/2030 (b)	760,000	781,576
Capital One Financial Corp 5.468% 2/1/2029 (b)(d)	2,030,000	2,083,803
Ford Motor Credit Co LLC 4.95% 5/28/2027	600,000	598,553
Ford Motor Credit Co LLC 5.113% 5/3/2029	610,000	601,586
Ford Motor Credit Co LLC 5.303% 9/6/2029	350,000	347,498
Ford Motor Credit Co LLC 5.8% 3/8/2029	500,000	505,549
Ford Motor Credit Co LLC 5.875% 11/7/2029 (d)	610,000	616,557
Ford Motor Credit Co LLC 6.798% 11/7/2028	3,770,000	3,923,716
Ford Motor Credit Co LLC 6.8% 5/12/2028	1,005,000	1,043,695
John Deere Capital Corp 1.5% 3/6/2028	1,380,000	1,300,879
John Deere Capital Corp 2.35% 3/8/2027	4,350,000	4,249,732
John Deere Capital Corp 2.8% 9/8/2027	1,000,000	979,204
John Deere Capital Corp 4.375% 10/15/2030	500,000	503,958
John Deere Capital Corp 4.75% 1/20/2028	1,400,000	1,426,166
John Deere Capital Corp 4.9% 3/3/2028	300,000	306,927
John Deere Capital Corp 4.95% 7/14/2028	600,000	616,464
Synchrony Financial 3.7% 8/4/2026	220,000	218,412
Synchrony Financial 5.45% 3/6/2031 (b)	290,000	295,439
Synchrony Financial 5.935% 8/2/2030 (b)	340,000	352,130
Toyota Motor Credit Corp 4.55% 8/9/2029 (d)	925,000	940,259
Toyota Motor Credit Corp 4.65% 1/5/2029	230,000	234,234
		35,008,706
Financial Services - 0.7%
Aon Corp / Aon Global Holdings PLC 2.85% 5/28/2027	220,000	215,517
Blue Owl Credit Income Corp 5.8% 3/15/2030	470,000	476,087
Blue Owl Credit Income Corp 6.6% 9/15/2029	300,000	311,957
Blue Owl Credit Income Corp 7.75% 1/15/2029	700,000	749,462
BP Capital Markets America Inc 3.017% 1/16/2027	1,060,000	1,047,134
BP Capital Markets America Inc 5.017% 11/17/2027	1,620,000	1,652,657
CNH Industrial Capital LLC 4.75% 3/21/2028	110,000	111,229
CNH Industrial Capital LLC 5.1% 4/20/2029	230,000	235,930
CNH Industrial Capital LLC 5.5% 1/12/2029	660,000	684,243
Corebridge Financial Inc 3.65% 4/5/2027 (d)	540,000	535,034
Corebridge Financial Inc 6.875% 12/15/2052 (b)	540,000	558,441
CRH SMW Finance DAC 5.125% 1/9/2030	700,000	720,236
Enact Holdings Inc 6.25% 5/28/2029	300,000	313,052
Equitable Holdings Inc 4.35% 4/20/2028	600,000	602,304
Essent Group Ltd 6.25% 7/1/2029	300,000	314,664
Fidelity National Information Services Inc 1.15% 3/1/2026	609,000	599,316
Fidelity National Information Services Inc 1.65% 3/1/2028 (d)	500,000	471,066
Fiserv Inc 3.2% 7/1/2026	280,000	277,409
Fiserv Inc 3.5% 7/1/2029	950,000	922,469
Fiserv Inc 4.55% 2/15/2031	620,000	619,889
Fiserv Inc 5.15% 3/15/2027	840,000	850,623
Fiserv Inc 5.375% 8/21/2028	890,000	918,072
Global Payments Inc 1.2% 3/1/2026	1,157,000	1,138,415
Global Payments Inc 2.15% 1/15/2027	200,000	194,427
Global Payments Inc 2.9% 5/15/2030	350,000	323,046
Global Payments Inc 3.2% 8/15/2029	530,000	503,238
Global Payments Inc 4.95% 8/15/2027	160,000	161,751
Goldman Sachs Private Credit Corp 5.875% 5/6/2028 (d)(e)	400,000	406,282
Goldman Sachs Private Credit Corp 6.25% 5/6/2030 (e)	100,000	102,406
Golub Capital Private Credit Fund 5.875% 5/1/2030	400,000	405,751
Jackson Financial Inc 5.17% 6/8/2027	180,000	182,318
Mastercard Inc 2.95% 6/1/2029	680,000	657,510
Mastercard Inc 3.3% 3/26/2027	800,000	792,869
National Rural Utilities Cooperative Finance Corp 3.7% 3/15/2029	550,000	542,565
National Rural Utilities Cooperative Finance Corp 3.9% 11/1/2028	240,000	238,589
National Rural Utilities Cooperative Finance Corp 4.85% 2/7/2029	690,000	706,346
NMI Holdings Inc 6% 8/15/2029	300,000	307,998
PayPal Holdings Inc 2.85% 10/1/2029 (d)	620,000	591,206
PayPal Holdings Inc 3.9% 6/1/2027	170,000	169,818
Radian Group Inc 6.2% 5/15/2029	300,000	314,147
Rexford Industrial Realty LP 5% 6/15/2028	110,000	111,636
Sixth Street Lending Partners 5.75% 1/15/2030	300,000	304,569
Sixth Street Lending Partners 6.5% 3/11/2029	270,000	280,267
Visa Inc 0.75% 8/15/2027 (d)	600,000	566,621
Visa Inc 2.75% 9/15/2027	340,000	332,696
Voya Financial Inc 3.65% 6/15/2026	140,000	139,288
Voya Financial Inc 4.7% 1/23/2048 (b)	130,000	126,154
Western Union Co/The 1.35% 3/15/2026	330,000	324,429
		23,111,133
Insurance - 0.4%
AFLAC Inc 2.875% 10/15/2026	230,000	226,744
Allstate Corp/The 0.75% 12/15/2025 (d)	590,000	583,700
Allstate Corp/The 5.05% 6/24/2029	350,000	360,262
Allstate Corp/The CME Term SOFR 3 month Index + 3.1996%, 7.411% 8/15/2053 (b)(c)	320,000	320,799
American International Group Inc 4.85% 5/7/2030	360,000	368,329
Aon Corp 8.205% 1/1/2027	230,000	240,811
Aon North America Inc 5.15% 3/1/2029 (d)	1,000,000	1,028,930
Arthur J Gallagher & Co 4.85% 12/15/2029	456,000	464,850
Assurant Inc 4.9% 3/27/2028	110,000	111,514
Assured Guaranty US Holdings Inc 6.125% 9/15/2028	200,000	210,251
Athene Holding Ltd 4.125% 1/12/2028	320,000	319,259
Athene Holding Ltd 6.15% 4/3/2030	300,000	320,124
Berkshire Hathaway Fin Corp 1.85% 3/12/2030	170,000	155,281
Brighthouse Financial Inc 3.7% 6/22/2027 (d)	300,000	295,841
Brighthouse Financial Inc 5.625% 5/15/2030	300,000	306,863
Brown & Brown Inc 4.7% 6/23/2028	700,000	706,705
Brown & Brown Inc 4.9% 6/23/2030	120,000	121,493
CNA Financial Corp 3.45% 8/15/2027	400,000	394,633
CNA Financial Corp 4.5% 3/1/2026 (d)	510,000	509,751
First American Financial Corp 4% 5/15/2030	200,000	191,957
Globe Life Inc 4.55% 9/15/2028	180,000	181,278
Lincoln National Corp 3.05% 1/15/2030 (d)	390,000	371,323
Markel Group Inc 3.5% 11/1/2027	410,000	403,705
Marsh & McLennan Cos Inc 4.375% 3/15/2029	560,000	564,874
Marsh & McLennan Cos Inc 4.65% 3/15/2030	500,000	508,903
Principal Financial Group Inc 3.7% 5/15/2029	310,000	304,252
Progressive Corp/The 2.5% 3/15/2027	800,000	781,537
Prudential Financial Inc 1.5% 3/10/2026	160,000	157,674
Prudential Financial Inc 4.5% 9/15/2047 (b)(d)	600,000	590,467
Trinity Acq PLC 4.4% 3/15/2026	470,000	469,414
Willis North America Inc 4.5% 9/15/2028 (d)	390,000	393,403
Willis North America Inc 4.65% 6/15/2027	300,000	301,951
		12,266,878
TOTAL FINANCIALS		267,900,518

Health Care - 2.3%
Biotechnology - 0.4%
AbbVie Inc 2.95% 11/21/2026	1,830,000	1,806,013
AbbVie Inc 3.2% 11/21/2029	1,840,000	1,773,034
AbbVie Inc 4.8% 3/15/2029	2,030,000	2,078,367
Amgen Inc 2.2% 2/21/2027	2,250,000	2,190,213
Amgen Inc 3.2% 11/2/2027	1,460,000	1,432,595
Amgen Inc 4.05% 8/18/2029	450,000	447,835
Amgen Inc 5.15% 3/2/2028 (d)	1,720,000	1,760,183
Amgen Inc 5.25% 3/2/2030	500,000	517,947
Gilead Sciences Inc 2.95% 3/1/2027	110,000	108,295
Gilead Sciences Inc 4.8% 11/15/2029	550,000	564,675
		12,679,157
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories 1.15% 1/30/2028	620,000	583,035
Baxter International Inc 1.915% 2/1/2027	1,540,000	1,489,516
Becton Dickinson & Co 3.7% 6/6/2027	610,000	605,730
Becton Dickinson & Co 5.081% 6/7/2029	700,000	719,542
GE HealthCare Technologies Inc 4.8% 8/14/2029	270,000	275,647
GE HealthCare Technologies Inc 5.65% 11/15/2027	890,000	917,736
GE HealthCare Technologies Inc 5.857% 3/15/2030	440,000	467,193
Medtronic Global Holdings SCA 4.25% 3/30/2028	290,000	292,199
Solventum Corp 5.4% 3/1/2029	690,000	719,416
Stryker Corp 3.65% 3/7/2028 (d)	1,220,000	1,210,673
Stryker Corp 4.25% 9/11/2029 (d)	600,000	602,014
Zimmer Biomet Holdings Inc 3.05% 1/15/2026	250,000	248,639
Zimmer Biomet Holdings Inc 5.05% 2/19/2030	150,000	154,373
Zimmer Biomet Holdings Inc 5.35% 12/1/2028	220,000	227,822
		8,513,535
Health Care Providers & Services - 1.0%
Cardinal Health Inc 3.41% 6/15/2027	730,000	720,816
Cardinal Health Inc 5.125% 2/15/2029	130,000	133,792
Cencora Inc 3.45% 12/15/2027	150,000	147,797
Cencora Inc 4.85% 12/15/2029	300,000	306,839
Centene Corp 4.25% 12/15/2027	1,890,000	1,845,687
Centene Corp 4.625% 12/15/2029	2,240,000	2,157,385
Cigna Group/The 1.25% 3/15/2026	1,280,000	1,258,831
Cigna Group/The 2.4% 3/15/2030	380,000	350,267
Cigna Group/The 4.375% 10/15/2028	1,210,000	1,216,561
Cigna Group/The 4.5% 2/25/2026	130,000	130,049
Cigna Group/The 5% 5/15/2029 (d)	470,000	482,837
CVS Health Corp 1.3% 8/21/2027 (d)	2,020,000	1,907,358
CVS Health Corp 2.875% 6/1/2026	530,000	523,734
CVS Health Corp 3% 8/15/2026	560,000	552,840
CVS Health Corp 3.25% 8/15/2029	970,000	927,913
CVS Health Corp 4.3% 3/25/2028	2,060,000	2,059,025
CVS Health Corp 5% 1/30/2029	1,330,000	1,355,439
Elevance Health Inc 3.65% 12/1/2027	460,000	456,090
Elevance Health Inc 4.75% 2/15/2030	230,000	233,750
Elevance Health Inc 5.15% 6/15/2029 (d)	750,000	772,242
HCA Inc 4.125% 6/15/2029	1,470,000	1,455,921
HCA Inc 4.5% 2/15/2027	820,000	820,649
HCA Inc 5.25% 3/1/2030	510,000	527,012
HCA Inc 5.25% 6/15/2026	1,730,000	1,733,028
HCA Inc 5.375% 9/1/2026	260,000	260,953
Humana Inc 1.35% 2/3/2027	1,115,000	1,070,918
Humana Inc 3.125% 8/15/2029 (d)	380,000	361,435
Icon Investments Six DAC 5.849% 5/8/2029	245,000	256,221
Laboratory Corp of America Holdings 3.6% 9/1/2027	800,000	793,102
McKesson Corp 1.3% 8/15/2026	640,000	622,990
McKesson Corp 4.65% 5/30/2030	300,000	305,174
Quest Diagnostics Inc 4.6% 12/15/2027	970,000	980,579
Sabra Health Care LP 3.9% 10/15/2029	140,000	135,358
UnitedHealth Group Inc 1.15% 5/15/2026	886,000	866,815
UnitedHealth Group Inc 2% 5/15/2030	1,150,000	1,040,456
UnitedHealth Group Inc 2.95% 10/15/2027	1,330,000	1,300,487
UnitedHealth Group Inc 3.875% 12/15/2028	300,000	297,738
UnitedHealth Group Inc 4.25% 1/15/2029	570,000	572,271
UnitedHealth Group Inc 4.65% 1/15/2031 (d)	250,000	253,372
UnitedHealth Group Inc 5.25% 2/15/2028	1,250,000	1,285,170
Universal Health Services Inc 1.65% 9/1/2026	270,000	262,473
Universal Health Services Inc 4.625% 10/15/2029	160,000	159,609
		32,900,983
Health Care Technology - 0.0%
IQVIA Inc 6.25% 2/1/2029 (d)	740,000	778,979
Life Sciences Tools & Services - 0.0%
Agilent Technologies Inc 4.2% 9/9/2027 (d)	740,000	740,295
Thermo Fisher Scientific Inc 1.75% 10/15/2028	130,000	121,540
Thermo Fisher Scientific Inc 2.6% 10/1/2029	480,000	454,772
Thermo Fisher Scientific Inc 4.8% 11/21/2027	740,000	752,433
Thermo Fisher Scientific Inc 5% 12/5/2026 (d)	330,000	333,666
		2,402,706
Pharmaceuticals - 0.6%
Bristol-Myers Squibb Co 3.2% 6/15/2026	296,000	293,979
Bristol-Myers Squibb Co 3.4% 7/26/2029	760,000	741,081
Bristol-Myers Squibb Co 4.9% 2/22/2029	1,700,000	1,746,164
Eli Lilly & Co 4% 10/15/2028	800,000	801,930
Eli Lilly & Co 4.2% 8/14/2029	860,000	867,594
Eli Lilly & Co 4.75% 2/12/2030	500,000	514,069
Haleon US Capital LLC 3.375% 3/24/2027	1,230,000	1,215,724
Johnson & Johnson 0.95% 9/1/2027	580,000	549,860
Johnson & Johnson 2.9% 1/15/2028 (d)	1,120,000	1,099,511
Johnson & Johnson 4.7% 3/1/2030 (d)	540,000	556,213
Merck & Co Inc 1.7% 6/10/2027	2,000,000	1,926,867
Merck & Co Inc 1.9% 12/10/2028	250,000	234,711
Novartis Capital Corp 2% 2/14/2027	580,000	565,315
Novartis Capital Corp 3.1% 5/17/2027	120,000	118,568
Pfizer Inc 2.75% 6/3/2026 (d)	620,000	613,853
Pfizer Inc 3% 12/15/2026	110,000	108,778
Pfizer Inc 3.6% 9/15/2028 (d)	410,000	407,774
Pfizer Investment Enterprises Pte Ltd 4.45% 5/19/2028	2,300,000	2,327,885
Pfizer Investment Enterprises Pte Ltd 4.65% 5/19/2030	2,050,000	2,089,817
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/2026	11,000	10,885
Utah Acquisition Sub Inc 3.95% 6/15/2026	760,000	755,572
Viatris Inc 2.3% 6/22/2027	390,000	374,265
Viatris Inc 2.7% 6/22/2030	400,000	359,665
Zoetis Inc 3% 9/12/2027	480,000	470,391
Zoetis Inc 3.9% 8/20/2028 (d)	1,050,000	1,048,665
		19,799,136
TOTAL HEALTH CARE		77,074,496

Industrials - 1.6%
Aerospace & Defense - 0.4%
Boeing Co 2.196% 2/4/2026	2,740,000	2,713,740
Boeing Co 2.75% 2/1/2026	350,000	347,316
Boeing Co 3.1% 5/1/2026	100,000	99,108
Boeing Co 3.2% 3/1/2029 (d)	1,280,000	1,231,036
Boeing Co 3.25% 2/1/2028	800,000	781,264
Boeing Co 5.15% 5/1/2030	1,310,000	1,343,707
GE Aerospace 4.3% 7/29/2030	300,000	301,293
General Dynamics Corp 2.125% 8/15/2026	180,000	176,857
General Dynamics Corp 2.625% 11/15/2027	500,000	486,730
General Dynamics Corp 3.625% 4/1/2030	630,000	618,915
Howmet Aerospace Inc 3% 1/15/2029	500,000	480,937
Huntington Ingalls Industries Inc 2.043% 8/16/2028	750,000	702,457
L3Harris Technologies Inc 4.4% 6/15/2028	720,000	724,075
L3Harris Technologies Inc 5.05% 6/1/2029	340,000	349,099
L3Harris Technologies Inc 5.4% 1/15/2027	800,000	812,626
Lockheed Martin Corp 5.1% 11/15/2027 (d)	350,000	358,499
Northrop Grumman Corp 3.2% 2/1/2027	600,000	592,644
Northrop Grumman Corp 4.4% 5/1/2030	600,000	604,968
Northrop Grumman Corp 4.6% 2/1/2029	190,000	192,967
RTX Corp 3.5% 3/15/2027	1,010,000	1,001,049
RTX Corp 5.75% 1/15/2029	1,000,000	1,049,715
		14,969,002
Air Freight & Logistics - 0.1%
FedEx Corp 3.1% 8/5/2029	510,000	486,765
United Parcel Service Inc 2.4% 11/15/2026	210,000	206,037
United Parcel Service Inc 3.05% 11/15/2027 (d)	530,000	520,983
United Parcel Service Inc 4.65% 10/15/2030 (d)	600,000	613,158
		1,826,943
Building Products - 0.1%
Carrier Global Corp 2.493% 2/15/2027	540,000	528,346
Carrier Global Corp 2.722% 2/15/2030	780,000	732,778
Johnson Controls International plc / Tyco Fire & Security Finance SCA 5.5% 4/19/2029	500,000	521,290
Owens Corning 3.4% 8/15/2026	260,000	257,702
		2,040,116
Commercial Services & Supplies - 0.1%
Republic Services Inc 2.9% 7/1/2026	530,000	524,964
Republic Services Inc 3.95% 5/15/2028	300,000	299,896
Republic Services Inc 5% 11/15/2029	500,000	516,764
Waste Management Inc 4.65% 3/15/2030	900,000	917,825
Waste Management Inc 4.875% 2/15/2029 (d)	410,000	421,687
Waste Management Inc 4.95% 7/3/2027 (d)	440,000	447,801
		3,128,937
Electrical Equipment - 0.1%
Emerson Electric Co 2% 12/21/2028	600,000	564,625
Hubbell Inc 3.15% 8/15/2027	260,000	254,812
Hubbell Inc 3.35% 3/1/2026	110,000	109,351
Regal Rexnord Corp 6.05% 2/15/2026	950,000	953,971
Regal Rexnord Corp 6.05% 4/15/2028	220,000	227,764
Regal Rexnord Corp 6.3% 2/15/2030	300,000	317,804
		2,428,327
Ground Transportation - 0.1%
Burlington Northern Santa Fe LLC 3.25% 6/15/2027	100,000	98,821
CSX Corp 3.25% 6/1/2027	340,000	335,405
CSX Corp 4.25% 3/15/2029	290,000	291,129
Norfolk Southern Corp 2.9% 6/15/2026 (d)	490,000	484,594
Norfolk Southern Corp 7.8% 5/15/2027	320,000	338,890
Ryder System Inc 4.85% 6/15/2030	400,000	408,083
Ryder System Inc 5.5% 6/1/2029	1,000,000	1,042,143
Union Pacific Corp 2.15% 2/5/2027	100,000	97,471
Union Pacific Corp 6.625% 2/1/2029	730,000	788,573
		3,885,109
Industrial Conglomerates - 0.1%
3M Co 2.25% 9/19/2026	250,000	245,147
3M Co 2.375% 8/26/2029 (d)	600,000	561,996
3M Co 2.875% 10/15/2027	410,000	400,498
3M Co 3.625% 9/14/2028	460,000	454,658
Honeywell International Inc 1.1% 3/1/2027	330,000	315,721
Honeywell International Inc 2.5% 11/1/2026	410,000	402,740
Honeywell International Inc 2.7% 8/15/2029	1,750,000	1,664,181
Honeywell International Inc 4.95% 2/15/2028	350,000	358,156
		4,403,097
Machinery - 0.4%
Caterpillar Financial Services Corp 1.1% 9/14/2027	680,000	643,889
Caterpillar Financial Services Corp 1.15% 9/14/2026	420,000	408,026
Caterpillar Financial Services Corp 1.7% 1/8/2027	370,000	359,285
Caterpillar Financial Services Corp 4.1% 8/15/2028	300,000	301,012
Caterpillar Financial Services Corp 4.6% 11/15/2027	2,180,000	2,210,836
Caterpillar Financial Services Corp 4.85% 2/27/2029	440,000	451,910
Caterpillar Financial Services Corp 5% 5/14/2027 (d)	1,530,000	1,556,577
Cummins Inc 4.7% 2/15/2031	350,000	355,590
Eaton Corp 4.35% 5/18/2028 (d)	390,000	393,744
Ingersoll Rand Inc 5.176% 6/15/2029	600,000	619,752
Ingersoll Rand Inc 5.4% 8/14/2028 (d)	470,000	486,072
Otis Worldwide Corp 2.565% 2/15/2030	890,000	829,610
Parker-Hannifin Corp 4.25% 9/15/2027	1,600,000	1,605,636
Stanley Black & Decker Inc 3.4% 3/1/2026	610,000	605,960
Stanley Black & Decker Inc 6% 3/6/2028 (d)	1,310,000	1,364,238
Westinghouse Air Brake Technologies Corp 3.45% 11/15/2026	280,000	277,276
Westinghouse Air Brake Technologies Corp 4.7% 9/15/2028 (d)(f)	660,000	668,611
		13,138,024
Passenger Airlines - 0.1%
American Airlines 2017-2 Class AA Pass Through Trust equipment trust certificate 3.35% 4/15/2031	608,721	584,999
Southwest Airlines Co 2.625% 2/10/2030	230,000	211,506
Southwest Airlines Co 5.125% 6/15/2027	870,000	879,864
United Airlines 2020-1 Class B Pass Through Trust 4.875% 7/15/2027	89,840	89,805
		1,766,174
Professional Services - 0.0%
Paychex Inc 5.1% 4/15/2030 (d)	594,000	611,375
Verisk Analytics Inc 4.5% 8/15/2030	370,000	371,489
		982,864
Trading Companies & Distributors - 0.1%
Air Lease Corp 2.1% 9/1/2028	530,000	498,642
Air Lease Corp 2.2% 1/15/2027	280,000	272,504
Air Lease Corp 3% 2/1/2030	600,000	566,824
Air Lease Corp 3.625% 12/1/2027	570,000	563,580
Air Lease Corp 3.625% 4/1/2027	180,000	177,972
Air Lease Corp 5.3% 6/25/2026 (d)	700,000	704,898
GATX Corp 4.55% 11/7/2028 (d)	680,000	684,684
		3,469,104
TOTAL INDUSTRIALS		52,037,697

Information Technology - 2.0%
Communications Equipment - 0.1%
Cisco Systems Inc 4.75% 2/24/2030	300,000	308,251
Cisco Systems Inc 4.8% 2/26/2027	1,250,000	1,265,651
Cisco Systems Inc 4.85% 2/26/2029	800,000	821,681
Motorola Solutions Inc 4.6% 5/23/2029 (d)	500,000	505,455
Motorola Solutions Inc 5% 4/15/2029	210,000	214,974
		3,116,012
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp 4.375% 6/12/2028	800,000	807,642
Amphenol Corp 5.05% 4/5/2027	500,000	507,578
Amphenol Corp 5.05% 4/5/2029 (d)	300,000	309,343
Dell International LLC / EMC Corp 4.35% 2/1/2030 (d)	800,000	798,330
Dell International LLC / EMC Corp 5.3% 10/1/2029	660,000	683,308
Dell International LLC / EMC Corp 6.1% 7/15/2027	480,000	495,852
Flex Ltd 3.75% 2/1/2026	280,000	278,563
Teledyne Technologies Inc 1.6% 4/1/2026	180,000	177,001
Teledyne Technologies Inc 2.25% 4/1/2028	290,000	276,268
Vontier Corp 1.8% 4/1/2026	210,000	206,634
Vontier Corp 2.4% 4/1/2028	120,000	114,053
		4,654,572
IT Services - 0.2%
CDW LLC / CDW Finance Corp 2.67% 12/1/2026	360,000	352,193
CDW LLC / CDW Finance Corp 3.276% 12/1/2028	620,000	595,961
CDW LLC / CDW Finance Corp 4.25% 4/1/2028	430,000	427,070
IBM Corporation 1.7% 5/15/2027	1,110,000	1,068,135
IBM Corporation 1.95% 5/15/2030	320,000	289,067
IBM Corporation 2.2% 2/9/2027	1,460,000	1,422,429
IBM Corporation 4.15% 7/27/2027	570,000	571,726
IBM Corporation 4.5% 2/6/2028	430,000	434,704
IBM Corporation 4.8% 2/10/2030	800,000	819,808
IBM International Capital Pte Ltd 4.6% 2/5/2029	510,000	517,412
		6,498,505
Semiconductors & Semiconductor Equipment - 0.7%
Analog Devices Inc 3.45% 6/15/2027	370,000	367,090
Analog Devices Inc 4.5% 6/15/2030	440,000	445,930
Applied Materials Inc 3.3% 4/1/2027	630,000	624,416
Applied Materials Inc 4.8% 6/15/2029	260,000	267,193
Broadcom Corp / Broadcom Cayman Finance Ltd 3.875% 1/15/2027	450,000	448,106
Broadcom Inc 3.459% 9/15/2026	691,000	686,110
Broadcom Inc 4% 4/15/2029 (e)	260,000	258,232
Broadcom Inc 4.11% 9/15/2028	670,000	669,769
Broadcom Inc 4.35% 2/15/2030 (d)	1,120,000	1,123,236
Broadcom Inc 4.6% 7/15/2030	450,000	454,329
Broadcom Inc 4.75% 4/15/2029	230,000	234,263
Broadcom Inc 5.05% 7/12/2029	1,420,000	1,460,156
Intel Corp 1.6% 8/12/2028	2,760,000	2,561,546
Intel Corp 2.6% 5/19/2026	100,000	98,740
Intel Corp 3.75% 3/25/2027	350,000	346,697
Intel Corp 3.75% 8/5/2027 (d)	1,440,000	1,424,842
Intel Corp 4.875% 2/10/2028	150,000	151,974
Intel Corp 5.125% 2/10/2030	400,000	409,695
Lam Research Corp 4% 3/15/2029 (d)	830,000	829,763
Marvell Technology Inc 1.65% 4/15/2026	270,000	265,296
Marvell Technology Inc 2.45% 4/15/2028	140,000	134,032
Marvell Technology Inc 4.75% 7/15/2030	90,000	90,820
Marvell Technology Inc 4.875% 6/22/2028 (d)	490,000	496,686
Microchip Technology Inc 5.05% 3/15/2029 (d)	1,170,000	1,193,059
Micron Technology Inc 5.375% 4/15/2028	350,000	360,855
Micron Technology Inc 6.75% 11/1/2029 (d)	910,000	987,948
NVIDIA Corp 3.2% 9/16/2026	860,000	853,646
QUALCOMM Inc 1.3% 5/20/2028	240,000	224,448
QUALCOMM Inc 3.25% 5/20/2027	1,050,000	1,039,461
QUALCOMM Inc 4.5% 5/20/2030	570,000	579,528
Texas Instruments Inc 4.5% 5/23/2030 (d)	800,000	812,536
Texas Instruments Inc 4.6% 2/15/2028	730,000	742,402
		20,642,804
Software - 0.6%
Adobe Inc 4.8% 4/4/2029 (d)	1,960,000	2,014,519
AppLovin Corp 5.125% 12/1/2029	130,000	132,954
Cadence Design Systems Inc 4.3% 9/10/2029	600,000	604,347
Fortinet Inc 1% 3/15/2026	210,000	206,076
Microsoft Corp 2.4% 8/8/2026	1,270,000	1,251,439
Microsoft Corp 3.3% 2/6/2027	310,000	307,750
Microsoft Corp 3.4% 9/15/2026 (d)	350,000	348,396
Oracle Corp 1.65% 3/25/2026 (d)	2,766,000	2,724,512
Oracle Corp 2.3% 3/25/2028	610,000	583,002
Oracle Corp 2.65% 7/15/2026	840,000	828,287
Oracle Corp 2.8% 4/1/2027	440,000	430,790
Oracle Corp 4.2% 9/27/2029 (d)	2,240,000	2,234,159
Oracle Corp 4.65% 5/6/2030	330,000	334,707
Oracle Corp 4.8% 8/3/2028	1,250,000	1,273,973
Roper Technologies Inc 2.95% 9/15/2029	310,000	295,752
Roper Technologies Inc 3.8% 12/15/2026	280,000	278,266
Roper Technologies Inc 4.2% 9/15/2028	470,000	470,312
Roper Technologies Inc 4.45% 9/15/2030 (d)	500,000	501,033
Salesforce Inc 1.5% 7/15/2028	1,560,000	1,462,436
Synopsys Inc 4.65% 4/1/2028	910,000	922,303
Synopsys Inc 4.85% 4/1/2030	600,000	612,029
VMware LLC 1.4% 8/15/2026	1,177,000	1,144,396
VMware LLC 3.9% 8/21/2027	440,000	437,521
VMware LLC 4.65% 5/15/2027	220,000	221,403
VMware LLC 4.7% 5/15/2030	310,000	313,844
		19,934,206
Technology Hardware, Storage & Peripherals - 0.3%
Apple Inc 1.4% 8/5/2028 (d)	940,000	879,920
Apple Inc 2.45% 8/4/2026	100,000	98,611
Apple Inc 2.9% 9/12/2027	460,000	452,691
Apple Inc 3% 11/13/2027	260,000	256,339
Apple Inc 3% 6/20/2027 (d)	640,000	631,933
Apple Inc 4% 5/10/2028	4,650,000	4,681,418
Apple Inc 4.2% 5/12/2030	1,240,000	1,256,800
Hewlett Packard Enterprise Co 4.55% 10/15/2029	880,000	885,319
Hewlett Packard Enterprise Co 5.25% 7/1/2028	200,000	205,817
HP Inc 1.45% 6/17/2026 (d)	1,000,000	977,598
HP Inc 3% 6/17/2027	350,000	342,880
HP Inc 5.4% 4/25/2030 (d)	370,000	384,325
		11,053,651
TOTAL INFORMATION TECHNOLOGY		65,899,750

Materials - 0.3%
Chemicals - 0.2%
Air Products and Chemicals Inc 4.3% 6/11/2028	800,000	807,017
Air Products and Chemicals Inc 4.6% 2/8/2029	330,000	336,112
Albemarle Corp 4.65% 6/1/2027 (d)	220,000	220,032
Dow Chemical Co/The 4.8% 11/30/2028	190,000	192,603
DuPont de Nemours Inc 4.725% 11/15/2028 (d)	960,000	979,127
Eastman Chemical Co 5% 8/1/2029	330,000	336,209
Ecolab Inc 5.25% 1/15/2028 (d)	570,000	587,025
Huntsman Intl LLC 4.5% 5/1/2029 (d)	330,000	317,497
International Flavors & Fragrances Inc 4.45% 9/26/2028	110,000	110,336
LYB International Finance III LLC 1.25% 10/1/2025	800,000	797,725
Mosaic Co/The 4.05% 11/15/2027	420,000	417,850
PPG Industries Inc 1.2% 3/15/2026	330,000	324,445
Rohm and Haas Co 7.85% 7/15/2029	200,000	222,727
RPM International Inc 4.55% 3/1/2029	140,000	140,710
Sherwin-Williams Co/The 3.45% 6/1/2027	700,000	691,757
Sherwin-Williams Co/The 4.55% 3/1/2028	300,000	303,087
		6,784,259
Construction Materials - 0.0%
Amrize Finance US LLC 4.95% 4/7/2030 (e)	630,000	643,030
Containers & Packaging - 0.1%
Amcor Group Finance PLC 5.45% 5/23/2029	830,000	859,509
Avery Dennison Corp 4.875% 12/6/2028	230,000	234,248
Berry Global Inc 1.57% 1/15/2026	280,000	276,699
Berry Global Inc 1.65% 1/15/2027	120,000	115,854
Sonoco Products Co 4.6% 9/1/2029	290,000	291,377
WestRock MWV LLC 8.2% 1/15/2030	480,000	552,267
WRKCo Inc 3.9% 6/1/2028	430,000	426,821
WRKCo Inc 4% 3/15/2028	380,000	378,162
		3,134,937
Metals & Mining - 0.0%
Freeport-McMoRan Inc 4.125% 3/1/2028	590,000	587,003
Freeport-McMoRan Inc 4.625% 8/1/2030	240,000	240,528
Newmont Corp / Newcrest Finance Pty Ltd 3.25% 5/13/2030	394,000	377,143
Nucor Corp 3.95% 5/1/2028	250,000	249,598
		1,454,272
TOTAL MATERIALS		12,016,498

Real Estate - 1.1%
Diversified REITs - 0.0%
GLP Capital LP / GLP Financing II Inc 4% 1/15/2030	630,000	609,469
Piedmont Operating Partnership LP 9.25% 7/20/2028	260,000	288,984
Store Capital LLC 4.5% 3/15/2028	400,000	397,738
VICI Properties LP 4.75% 2/15/2028	960,000	967,540
Vornado Realty LP 2.15% 6/1/2026	400,000	391,295
		2,655,026
Health Care REITs - 0.2%
Alexandria Real Estate Equities Inc 3.95% 1/15/2028	140,000	139,084
Alexandria Real Estate Equities Inc 4.5% 7/30/2029	250,000	250,918
Healthcare Realty Holdings LP 3.5% 8/1/2026	240,000	237,875
Healthcare Realty Holdings LP 3.75% 7/1/2027 (d)	680,000	673,966
Healthpeak OP LLC 1.35% 2/1/2027	540,000	519,266
Healthpeak OP LLC 2.125% 12/1/2028	160,000	149,700
Omega Healthcare Investors Inc 3.625% 10/1/2029	290,000	277,546
Omega Healthcare Investors Inc 5.2% 7/1/2030	100,000	101,441
Omega Healthcare Investors Inc 5.25% 1/15/2026	910,000	910,073
Ventas Realty LP 4.125% 1/15/2026	360,000	359,266
Ventas Realty LP 4.4% 1/15/2029 (d)	880,000	882,659
Welltower OP LLC 2.05% 1/15/2029	780,000	729,409
Welltower OP LLC 4.25% 4/1/2026	140,000	139,931
		5,371,134
Industrial REITs - 0.0%
Prologis LP 2.25% 4/15/2030	490,000	450,586
Prologis LP 4.375% 2/1/2029	550,000	554,732
Prologis LP 4.875% 6/15/2028	500,000	511,371
		1,516,689
Office REITs - 0.1%
Boston Properties LP 2.75% 10/1/2026	1,390,000	1,365,803
Boston Properties LP 3.4% 6/21/2029	330,000	316,231
Boston Properties LP 3.65% 2/1/2026	320,000	318,500
COPT Defense Properties LP 2% 1/15/2029 (d)	300,000	277,023
Highwoods Realty LP 4.125% 3/15/2028	730,000	719,165
Kilroy Realty LP 4.25% 8/15/2029	280,000	273,407
Kilroy Realty LP 4.375% 10/1/2025	300,000	299,840
		3,569,969
Real Estate Management & Development - 0.1%
CBRE Services Inc 5.5% 4/1/2029	330,000	342,265
Digital Realty Trust LP 3.7% 8/15/2027	660,000	654,828
Digital Realty Trust LP 4.45% 7/15/2028	420,000	423,244
Digital Realty Trust LP 5.55% 1/15/2028	260,000	267,802
Essex Portfolio LP 3.375% 4/15/2026	240,000	238,363
Essex Portfolio LP 4% 3/1/2029	160,000	158,275
Extra Space Storage LP 4% 6/15/2029	570,000	563,876
Mid-America Apartments LP 4.2% 6/15/2028	340,000	340,881
Tanger Properties LP 3.875% 7/15/2027	210,000	207,694
		3,197,228
Residential REITs - 0.1%
American Homes 4 Rent LP 4.9% 2/15/2029	220,000	224,043
American Homes 4 Rent LP 4.95% 6/15/2030	150,000	152,956
AvalonBay Communities Inc 1.9% 12/1/2028	90,000	84,220
AvalonBay Communities Inc 3.3% 6/1/2029	270,000	262,116
Camden Property Trust 3.15% 7/1/2029	790,000	759,048
ERP Operating LP 2.85% 11/1/2026 (d)	610,000	601,663
UDR Inc 3.5% 7/1/2027	650,000	642,138
UDR Inc 4.4% 1/26/2029	250,000	250,635
		2,976,819
Retail REITs - 0.2%
Agree LP 2% 6/15/2028	120,000	113,165
Brixmor Operating Partnership LP 3.9% 3/15/2027	170,000	169,009
Brixmor Operating Partnership LP 4.125% 5/15/2029	260,000	257,685
Brixmor Operating Partnership LP 4.125% 6/15/2026	500,000	498,557
Federal Realty OP LP 1.25% 2/15/2026	290,000	285,426
Federal Realty OP LP 3.2% 6/15/2029	360,000	345,641
NNN REIT Inc 2.5% 4/15/2030	270,000	249,360
NNN REIT Inc 3.5% 10/15/2027	260,000	256,506
NNN REIT Inc 4% 11/15/2025	240,000	239,620
Realty Income Corp 4% 7/15/2029	580,000	575,833
Realty Income Corp 4.7% 12/15/2028 (d)	730,000	741,793
Realty Income Corp 4.875% 6/1/2026	340,000	340,900
Realty Income Corp 5.05% 1/13/2026	500,000	500,043
Regency Centers LP 4.125% 3/15/2028 (d)	280,000	279,496
Simon Property Group LP 1.75% 2/1/2028	260,000	246,731
Simon Property Group LP 3.25% 11/30/2026	380,000	376,075
Simon Property Group LP 3.375% 6/15/2027	100,000	98,972
Simon Property Group LP 4.375% 10/1/2030	780,000	781,992
		6,356,804
Specialized REITs - 0.4%
American Tower Corp 1.6% 4/15/2026 (d)	880,000	864,582
American Tower Corp 2.75% 1/15/2027	130,000	127,400
American Tower Corp 3.65% 3/15/2027	690,000	684,661
American Tower Corp 4.4% 2/15/2026	290,000	290,061
American Tower Corp 5.25% 7/15/2028	2,210,000	2,273,460
American Tower Corp 5.8% 11/15/2028	100,000	104,534
Crown Castle Inc 1.05% 7/15/2026	250,000	242,933
Crown Castle Inc 2.9% 3/15/2027	560,000	548,522
Crown Castle Inc 3.65% 9/1/2027	370,000	365,436
Crown Castle Inc 3.7% 6/15/2026	480,000	477,127
Crown Castle Inc 3.8% 2/15/2028 (d)	870,000	858,680
Crown Castle Inc 4.45% 2/15/2026	260,000	259,441
Crown Castle Inc 4.9% 9/1/2029	310,000	313,866
CubeSmart LP 2.25% 12/15/2028	400,000	376,392
EPR Properties 4.5% 6/1/2027	500,000	498,432
EPR Properties 4.95% 4/15/2028	260,000	261,413
Equinix Inc 1.45% 5/15/2026	491,000	480,863
Equinix Inc 3.2% 11/18/2029	880,000	840,705
Public Storage Operating Co 1.95% 11/9/2028 (d)	1,250,000	1,172,890
Weyerhaeuser Co 4% 4/15/2030	740,000	729,092
Weyerhaeuser Co 6.95% 10/1/2027 (d)	150,000	158,105
		11,928,595
TOTAL REAL ESTATE		37,572,264

Utilities - 1.7%
Electric Utilities - 1.2%
AEP Texas Inc 2.1% 7/1/2030	280,000	252,342
AEP Texas Inc 3.95% 6/1/2028	180,000	178,693
AEP Transmission Co LLC 3.1% 12/1/2026	180,000	177,917
American Electric Power Co Inc 1% 11/1/2025	260,000	258,418
American Electric Power Co Inc 3.2% 11/13/2027	510,000	499,694
American Electric Power Co Inc 4.3% 12/1/2028	230,000	231,180
American Electric Power Co Inc 5.75% 11/1/2027	1,000,000	1,031,311
American Electric Power Co Inc 7.05% 12/15/2054 (b)	400,000	416,944
Avangrid Inc 3.8% 6/1/2029	260,000	255,576
CenterPoint Energy Houston Electric LLC 4.8% 3/15/2030 (d)	350,000	358,385
Cleco Corporate Holdings LLC 3.743% 5/1/2026	220,000	218,466
Commonwealth Edison Co 3.7% 8/15/2028 (d)	660,000	655,140
Connecticut Light and Power Co/The 0.75% 12/1/2025	100,000	99,064
Connecticut Light and Power Co/The 3.2% 3/15/2027	230,000	227,156
Consolidated Edison Co of New York Inc 3.125% 11/15/2027	360,000	353,393
Duke Energy Carolinas LLC 2.95% 12/1/2026	240,000	237,111
Duke Energy Carolinas LLC 4.85% 3/15/2030	670,000	689,785
Duke Energy Corp 2.65% 9/1/2026	340,000	334,866
Duke Energy Corp 3.25% 1/15/2082 (b)	220,000	212,205
Duke Energy Corp 3.4% 6/15/2029 (d)	430,000	417,314
Duke Energy Corp 5% 12/8/2027 (d)	750,000	763,973
Duke Energy Florida LLC 3.2% 1/15/2027	260,000	257,308
Duke Energy Progress LLC 3.45% 3/15/2029	380,000	372,171
Edison International 4.125% 3/15/2028	360,000	354,162
Edison International 5.25% 11/15/2028 (d)	520,000	525,057
Edison International 5.75% 6/15/2027	126,000	128,275
Edison International 6.25% 3/15/2030	290,000	301,663
Entergy Corp 7.125% 12/1/2054 (b)(d)	470,000	489,483
Entergy Louisiana LLC 2.4% 10/1/2026	490,000	480,907
Entergy Louisiana LLC 3.12% 9/1/2027	510,000	501,159
Eversource Energy 2.9% 3/1/2027	160,000	157,112
Eversource Energy 5.45% 3/1/2028 (d)	1,400,000	1,439,877
Eversource Energy 5.95% 2/1/2029	380,000	398,632
Exelon Corp 2.75% 3/15/2027	600,000	587,757
Exelon Corp 3.4% 4/15/2026	100,000	99,408
Exelon Corp 4.05% 4/15/2030	750,000	741,855
FirstEnergy Corp 3.9% 7/15/2027 (f)	620,000	615,474
Florida Power & Light Co 5.05% 4/1/2028	390,000	400,427
Georgia Power Co 4.65% 5/16/2028 (d)	800,000	811,835
Interstate Power and Light Co 3.6% 4/1/2029 (d)	450,000	441,584
NextEra Energy Capital Holdings Inc 1.875% 1/15/2027	1,220,000	1,182,427
NextEra Energy Capital Holdings Inc 3.5% 4/1/2029	570,000	556,880
NextEra Energy Capital Holdings Inc 3.8% 3/15/2082 (b)	1,080,000	1,040,761
NextEra Energy Capital Holdings Inc 4.625% 7/15/2027 (d)	1,130,000	1,139,699
NextEra Energy Capital Holdings Inc 4.8% 12/1/2077 (b)	150,000	144,664
NextEra Energy Capital Holdings Inc 4.9% 2/28/2028 (d)	1,500,000	1,525,548
NSTAR Electric Co 4.85% 3/1/2030	350,000	358,429
Oklahoma Gas and Electric Co 3.3% 3/15/2030	380,000	364,302
Oncor Electric Delivery Co LLC 4.5% 3/20/2027 (e)	1,500,000	1,510,323
Oncor Electric Delivery Co LLC 5.75% 3/15/2029	230,000	240,824
Pacific Gas and Electric Co 2.95% 3/1/2026	210,000	207,936
Pacific Gas and Electric Co 3% 6/15/2028	2,120,000	2,043,037
Pacific Gas and Electric Co 3.15% 1/1/2026 (d)	1,470,000	1,461,115
Pacific Gas and Electric Co 3.3% 12/1/2027	180,000	175,725
Pacific Gas and Electric Co 5.45% 6/15/2027	310,000	314,648
PacifiCorp 3.5% 6/15/2029	400,000	389,138
PPL Capital Funding Inc 3.1% 5/15/2026 (d)	270,000	267,220
Public Service Electric and Gas Co 0.95% 3/15/2026	180,000	176,779
Public Service Electric and Gas Co 2.25% 9/15/2026	260,000	255,169
Southern California Edison Co 5.15% 6/1/2029	550,000	561,367
Southern California Edison Co 5.3% 3/1/2028 (d)	1,020,000	1,042,552
Southern California Edison Co 5.65% 10/1/2028 (d)	680,000	704,043
Southern Co/The 3.25% 7/1/2026	1,890,000	1,872,870
Southern Co/The 3.75% 9/15/2051 (b)	400,000	393,962
Southern Co/The 5.5% 3/15/2029	1,600,000	1,667,901
Southwestern Electric Power Co 2.75% 10/1/2026	320,000	314,645
System Energy Resources Inc 6% 4/15/2028	120,000	125,012
Union Electric Co 2.95% 6/15/2027	170,000	167,187
Virginia Electric and Power Co 2.95% 11/15/2026	420,000	414,002
Virginia Electric and Power Co 3.15% 1/15/2026	360,000	358,266
Wisconsin Public Service Corp 4.55% 12/1/2029	100,000	101,790
Xcel Energy Inc 1.75% 3/15/2027	590,000	568,722
		38,620,022
Gas Utilities - 0.0%
Atmos Energy Corp 3% 6/15/2027	180,000	177,212
CenterPoint Energy Resources Corp 5.25% 3/1/2028	400,000	410,655
Southern California Gas Co 2.6% 6/15/2026	510,000	503,151
Southern California Gas Co 2.95% 4/15/2027	460,000	451,784
Southwest Gas Corp 5.45% 3/23/2028	300,000	308,569
		1,851,371
Independent Power and Renewable Electricity Producers - 0.0%
AES Corp/The 1.375% 1/15/2026	330,000	325,792
AES Corp/The 5.45% 6/1/2028	730,000	747,104
		1,072,896
Multi-Utilities - 0.5%
Ameren Corp 1.75% 3/15/2028	450,000	423,989
Ameren Corp 5.7% 12/1/2026	500,000	508,189
CenterPoint Energy Inc 1.45% 6/1/2026	370,000	361,974
CenterPoint Energy Inc 2.95% 3/1/2030	380,000	356,821
CenterPoint Energy Inc 6.7% 5/15/2055 (b)	300,000	307,223
Consumers Energy Co 4.5% 1/15/2031	500,000	504,676
Consumers Energy Co 4.7% 1/15/2030	340,000	347,103
Consumers Energy Co 4.9% 2/15/2029	150,000	153,881
Dominion Energy Inc 1.45% 4/15/2026	1,900,000	1,866,504
Dominion Energy Inc 4.6% 5/15/2028 (d)	700,000	707,747
Dominion Energy Inc 6% 2/15/2056 (b)	510,000	514,956
DTE Energy Co 2.85% 10/1/2026	100,000	98,553
DTE Energy Co 3.4% 6/15/2029	370,000	357,846
DTE Energy Co 4.875% 6/1/2028	230,000	233,934
DTE Energy Co 4.95% 7/1/2027	390,000	395,198
DTE Energy Co 5.1% 3/1/2029	280,000	287,098
DTE Energy Co 5.2% 4/1/2030	500,000	515,380
NiSource Inc 5.2% 7/1/2029	280,000	288,876
NiSource Inc 5.25% 3/30/2028 (d)	520,000	534,308
NiSource Inc 6.95% 11/30/2054 (b)	210,000	218,355
Public Service Enterprise Group Inc 5.2% 4/1/2029 (d)	620,000	639,453
Public Service Enterprise Group Inc 5.875% 10/15/2028	430,000	450,178
Puget Energy Inc 2.379% 6/15/2028	310,000	294,158
San Diego Gas & Electric Co 2.5% 5/15/2026	280,000	276,553
Sempra 3.25% 6/15/2027	1,150,000	1,130,319
Sempra 3.7% 4/1/2029	700,000	686,141
Sempra 5.4% 8/1/2026	1,500,000	1,512,001
Sempra 6.625% 4/1/2055 (b)	550,000	551,525
WEC Energy Group Inc 2.2% 12/15/2028 (d)	610,000	573,274
WEC Energy Group Inc 4.75% 1/15/2028	320,000	324,907
		15,421,120
Water Utilities - 0.0%
American Water Capital Corp 2.95% 9/1/2027	270,000	264,537
American Water Capital Corp 3.45% 6/1/2029	570,000	556,972
		821,509
TOTAL UTILITIES		57,786,918

TOTAL UNITED STATES		730,550,098
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $938,815,745)		950,611,466

U.S. Government Agency Obligations - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
Financials - 0.3%
Financial Services - 0.3%
Federal Home Loan Bank 3% 3/12/2027	4,900,000	4,851,870
Federal Home Loan Bank 4.5% 3/10/2028	5,000,000	5,105,492
		9,957,362
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Tennessee Valley Authority 3.875% 8/1/2030	900,000	904,116
TOTAL UNITED STATES		10,861,478
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $10,800,594)		10,861,478

U.S. Treasury Obligations - 69.5%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Notes 0.375% 7/31/2027	4.25	4,980,000	4,683,145
US Treasury Notes 0.5% 10/31/2027	3.85 to 4.38	95,520,000	89,385,825
US Treasury Notes 0.5% 4/30/2027	4.21	61,430,000	58,315,307
US Treasury Notes 0.5% 5/31/2027	4.15	850,000	805,010
US Treasury Notes 0.5% 6/30/2027	4.13	2,480,000	2,343,213
US Treasury Notes 0.5% 8/31/2027	4.11	40,000	37,616
US Treasury Notes 0.625% 11/30/2027	3.92 to 4.38	93,260,000	87,340,176
US Treasury Notes 0.625% 12/31/2027	3.55 to 4.86	134,130,000	125,275,326
US Treasury Notes 0.625% 3/31/2027	3.92	46,820,000	44,638,115
US Treasury Notes 0.75% 1/31/2028	4.25	10,800,000	10,094,625
US Treasury Notes 1% 7/31/2028	3.89 to 4.19	65,440,000	60,795,294
US Treasury Notes 1.125% 2/28/2027	3.71 to 3.94	23,360,000	22,489,475
US Treasury Notes 1.125% 2/29/2028	4.20	26,590,000	25,039,263
US Treasury Notes 1.125% 8/31/2028	3.87 to 4.30	108,290,000	100,760,461
US Treasury Notes 1.25% 12/31/2026	4.14 to 4.17	35,000,000	33,866,602
US Treasury Notes 1.25% 4/30/2028	4.31 to 4.86	60,480,000	56,924,438
US Treasury Notes 1.25% 5/31/2028	4.65	50,220,000	47,169,527
US Treasury Notes 1.5% 1/31/2027	2.95 to 3.95	954,000	924,672
US Treasury Notes 1.5% 11/30/2028	4.23	82,340,000	77,094,041
US Treasury Notes 1.625% 10/31/2026	4.14	22,380,000	21,827,494
US Treasury Notes 1.625% 8/15/2029	4.29	76,900,000	71,387,832
US Treasury Notes 1.75% 11/15/2029	4.06 to 4.35	84,340,000	78,274,768
US Treasury Notes 1.875% 2/28/2027	4.25	107,050,000	104,193,939
US Treasury Notes 2.625% 5/31/2027	3.21	1,260,000	1,237,753
US Treasury Notes 2.75% 5/31/2029	4.53	61,350,000	59,490,328
US Treasury Notes 2.75% 7/31/2027	3.65	3,840,000	3,776,550
US Treasury Notes 2.875% 4/30/2029	4.74	45,490,000	44,338,534
US Treasury Notes 3.25% 6/30/2029	4.38	32,920,000	32,476,352
US Treasury Notes 3.5% 9/30/2029	3.57	20,330,000	20,221,203
US Treasury Notes 3.625% 8/31/2027	3.61	8,340,000	8,341,629
US Treasury Notes 3.625% 8/31/2029	3.72 to 3.94	63,080,000	63,050,431
US Treasury Notes 3.625% 8/31/2030	3.69	70,000,000	69,786,718
US Treasury Notes 3.75% 12/31/2028	3.83	6,020,000	6,047,043
US Treasury Notes 3.75% 4/15/2028	3.58	17,660,000	17,727,605
US Treasury Notes 3.75% 4/30/2027	3.60 to 4.01	67,070,000	67,140,738
US Treasury Notes 3.75% 5/15/2028	3.85 to 3.96	22,140,000	22,231,921
US Treasury Notes 3.75% 6/30/2027	3.72	47,310,000	47,391,314
US Treasury Notes 3.875% 12/31/2029	4.39	4,610,000	4,649,797
US Treasury Notes 3.875% 3/15/2028	3.88	12,930,000	13,021,924
US Treasury Notes 3.875% 3/31/2027	3.89	34,290,000	34,378,404
US Treasury Notes 3.875% 4/30/2030	3.72	11,590,000	11,688,243
US Treasury Notes 3.875% 5/31/2027	3.89 to 3.94	68,720,000	68,950,857
US Treasury Notes 3.875% 6/15/2028	3.69	15,420,000	15,539,264
US Treasury Notes 3.875% 6/30/2030	3.80	48,330,000	48,726,457
US Treasury Notes 3.875% 7/15/2028	3.89	23,000,000	23,177,891
US Treasury Notes 3.875% 7/31/2027	3.94	11,900,000	11,949,273
US Treasury Notes 3.875% 7/31/2030	3.96	26,310,000	26,521,713
US Treasury Notes 4% 2/28/2030	4.00	72,400,000	73,415,297
US Treasury Notes 4% 3/31/2030	3.95	38,270,000	38,794,718
US Treasury Notes 4% 5/31/2030	3.95	87,270,000	88,480,190
US Treasury Notes 4% 6/30/2028	4.28	6,610,000	6,683,846
US Treasury Notes 4% 7/31/2029	3.94	22,050,000	22,342,559
US Treasury Notes 4.125% 10/31/2029	4.15	48,720,000	49,601,147
US Treasury Notes 4.125% 11/30/2029	4.08	14,500,000	14,765,645
US Treasury Notes 4.125% 2/28/2027	3.99	41,950,000	42,189,246
US Treasury Notes 4.125% 7/31/2028	3.90	25,440,000	25,813,650
US Treasury Notes 4.25% 12/31/2026	4.25 to 4.33	27,200,000	27,362,562
US Treasury Notes 4.25% 2/15/2028	3.96	31,450,000	31,928,487
US Treasury Notes 4.25% 2/28/2029	4.18 to 4.36	12,010,000	12,260,990
US Treasury Notes 4.375% 11/30/2028	3.88	3,860,000	3,950,770
US Treasury Notes 4.375% 12/15/2026	4.05 to 4.06	31,650,000	31,882,430
US Treasury Notes 4.375% 12/31/2029	3.73	15,580,000	16,021,230
US Treasury Notes 4.5% 5/15/2027	4.66	10,000	10,133
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,302,917,720)			2,331,031,006

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.36	5,151,402	5,152,432
Fidelity Securities Lending Cash Central Fund (h)(i)	4.36	23,091,686	23,093,995
TOTAL MONEY MARKET FUNDS (Cost $28,246,427)			28,246,427

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $3,325,879,674)	3,366,366,983
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(9,691,254)
NET ASSETS - 100.0%	3,356,675,729

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,532,184 or 0.1% of net assets.

(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	8,081,256	462,186,040	465,114,864	504,371	-	-	5,152,432	5,151,402	0.0%
Fidelity Securities Lending Cash Central Fund	-	795,285,726	772,191,731	64,682	-	-	23,093,995	23,091,686	0.1%
Total	8,081,256	1,257,471,766	1,237,306,595	569,053	-	-	28,246,427

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bank Notes
Financials	16,923,126	-	16,923,126	-

Foreign Government and Government Agency Obligations	28,693,480	-	28,693,480	-

Non-Convertible Corporate Bonds
Communication Services	41,884,982	-	41,884,982	-
Consumer Discretionary	47,477,346	-	47,477,346	-
Consumer Staples	49,655,941	-	49,655,941	-
Energy	43,946,520	-	43,946,520	-
Financials	449,063,032	-	449,063,032	-
Health Care	83,102,008	-	83,102,008	-
Industrials	53,600,641	-	53,600,641	-
Information Technology	67,618,138	-	67,618,138	-
Materials	17,691,334	-	17,691,334	-
Real Estate	37,572,264	-	37,572,264	-
Utilities	58,999,260	-	58,999,260	-

U.S. Government Agency Obligations
Financials	9,957,362	-	9,957,362	-
Utilities	904,116	-	904,116	-

U.S. Treasury Obligations	2,331,031,006	-	2,331,031,006	-

Money Market Funds	28,246,427	28,246,427	-	-
Total Investments in Securities:	3,366,366,983	28,246,427	3,338,120,556	-
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2025
Assets
Investment in securities, at value (including securities loaned of $22,335,834) - See accompanying schedule:
Unaffiliated issuers (cost $3,297,633,247)	$3,338,120,556
Fidelity Central Funds (cost $28,246,427)	28,246,427

Total Investment in Securities (cost $3,325,879,674)		$3,366,366,983
Foreign currency held at value (cost $399)		439
Receivable for investments sold		67,738,672
Receivable for fund shares sold		8,708,359
Interest receivable		27,263,305
Distributions receivable from Fidelity Central Funds		17,094
Total assets		3,470,094,852
Liabilities
Payable for investments purchased	$78,134,142
Payable for fund shares redeemed	4,222,348
Distributions payable	7,884,799
Accrued management fee	83,839
Collateral on securities loaned	23,093,995
Total liabilities		113,419,123
Net Assets		$3,356,675,729
Net Assets consist of:
Paid in capital		$3,350,253,878
Total accumulated earnings (loss)		6,421,851
Net Assets		$3,356,675,729
Net Asset Value, offering price and redemption price per share ($3,356,675,729 ÷ 331,233,578 shares)		$10.13
Statement of Operations
Year ended August 31, 2025
Investment Income
Interest		$127,843,028
Income from Fidelity Central Funds (including $64,682 from security lending)		569,053
Total income		128,412,081
Expenses
Management fee	$941,088
Independent trustees' fees and expenses	7,674
Total expenses before reductions	948,762
Expense reductions	(4,027)
Total expenses after reductions		944,735
Net Investment income (loss)		127,467,346
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(3,317,342)
Total net realized gain (loss)		(3,317,342)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	25,399,591
Assets and liabilities in foreign currencies	25
Total change in net unrealized appreciation (depreciation)		25,399,616
Net gain (loss)		22,082,274
Net increase (decrease) in net assets resulting from operations		$149,549,620
Statement of Changes in Net Assets

	Year ended August 31, 2025	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$127,467,346	$90,612,425
Net realized gain (loss)	(3,317,342)	(23,285,371)
Change in net unrealized appreciation (depreciation)	25,399,616	94,424,749
Net increase (decrease) in net assets resulting from operations	149,549,620	161,751,803
Distributions to shareholders	(101,248,697)	(48,042,770)

Share transactions
Proceeds from sales of shares	1,160,730,886	993,219,603
Reinvestment of distributions	80,771,439	36,715,543
Cost of shares redeemed	(705,918,310)	(715,849,263)

Net increase (decrease) in net assets resulting from share transactions	535,584,015	314,085,883
Total increase (decrease) in net assets	583,884,938	427,794,916

Net Assets
Beginning of period	2,772,790,791	2,344,995,875
End of period	$3,356,675,729	$2,772,790,791

Other Information
Shares
Sold	116,317,959	102,218,230
Issued in reinvestment of distributions	8,103,640	3,768,129
Redeemed	(70,682,428)	(73,952,845)
Net increase (decrease)	53,739,171	32,033,514

Financial Highlights
Fidelity® Short-Term Bond Index Fund

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.99	$9.55	$9.58	$10.28	$10.40
Income from Investment Operations
Net investment income (loss) A,B	.405	.360	.263	.109	.090
Net realized and unrealized gain (loss)	.059	.271	(.150)	(.706)	(.071)
Total from investment operations	.464	.631	.113	(.597)	.019
Distributions from net investment income	(.324)	(.191)	(.143)	(.085)	(.090)
Distributions from net realized gain	-	-	-	(.018)	(.049)
Total distributions	(.324)	(.191)	(.143)	(.103)	(.139)
Net asset value, end of period	$10.13	$9.99	$9.55	$9.58	$10.28
Total Return C	4.74%	6.68%	1.19%	(5.84)%	.19%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.03%	.03%	.03%	.03%	.03%
Expenses net of fee waivers, if any	.03%	.03%	.03%	.03%	.03%
Expenses net of all reductions, if any	.03%	.03%	.03%	.03%	.03%
Net investment income (loss)	4.06%	3.71%	2.76%	1.10%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$3,356,676	$2,772,791	$2,344,996	$2,310,878	$2,049,402
Portfolio turnover rate F	55%	80%	79%	92%	44%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended August 31, 2025

1. Organization.
Fidelity Short-Term Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$102,447,143
Gross unrealized depreciation	(2,668,460)
Net unrealized appreciation (depreciation)	$99,778,683
Tax Cost	$3,266,588,300

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$18,587,195
Capital loss carryforward	$(111,944,067)
Net unrealized appreciation (depreciation) on securities and other investments	$99,778,723

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(39,469,248)
Long-term	(72,474,819)
Total capital loss carryforward	$(111,944,067)

The tax character of distributions paid was as follows:

	August 31, 2025	August 31, 2024
Ordinary Income	$101,248,697	$48,042,770

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Short-Term Bond Index Fund	307,178,174	224,129,731
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .03% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Short-Term Bond Index Fund	6,364	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $4,027.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Short-Term Bond Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Short-Term Bond Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of August 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 10, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 69.28% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $69,205,999 of distributions paid in the calendar year 2024 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $101,248,697 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9884849.107
SDX-I-ANN-1025
Fidelity® Series Corporate Bond Fund

Annual Report
August 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Series Corporate Bond Fund
Schedule of Investments August 31, 2025
Showing Percentage of Net Assets
Asset-Backed Securities - 0.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.5%
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (b)	388,050	395,523
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (b)	376,158	387,032
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (b)	721,548	732,811
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (b)	428,760	438,879
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (b)	529,003	525,388
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (b)	551,830	551,455
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (b)	906,153	907,168
TOTAL UNITED STATES		3,938,256
TOTAL ASSET-BACKED SECURITIES (Cost $3,895,635)		3,938,256

Commercial Mortgage Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.9555% 12/15/2039 (b)(c)(d) (Cost $133,675)	134,000	134,000

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
MEXICO - 0.1%
United Mexican States 3.25% 4/16/2030	200,000	186,983
United Mexican States 4.5% 4/22/2029	1,000,000	996,250
TOTAL MEXICO		1,183,233
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,268,461)		1,183,233

Non-Convertible Corporate Bonds - 83.2%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.3%
Financials - 0.3%
Banks - 0.3%
Commonwealth Bank of Australia 3.784% 3/14/2032 (b)	1,280,000	1,202,291
Westpac Banking Corp 5.405% 8/10/2033 (d)	1,400,000	1,430,222

TOTAL AUSTRALIA		2,632,513
BELGIUM - 1.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide Inc 4.439% 10/6/2048	500,000	421,455
Anheuser-Busch InBev Worldwide Inc 4.9% 1/23/2031	525,000	543,456
		964,911
Financials - 1.0%
Banks - 1.0%
KBC Group NV 4.932% 10/16/2030 (b)(d)	6,373,000	6,486,930
KBC Group NV 6.324% 9/21/2034 (b)(d)	1,700,000	1,840,896
		8,327,826
TOTAL BELGIUM		9,292,737
BRAZIL - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Vale Overseas Ltd 6.4% 6/28/2054	2,210,000	2,200,055
CANADA - 3.0%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Rogers Communications Inc 3.8% 3/15/2032	238,000	223,342
Rogers Communications Inc 4.55% 3/15/2052	1,450,000	1,167,764
		1,391,106
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc 2.95% 1/25/2030 (b)	138,000	130,352
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Canadian Natural Resources Ltd 2.95% 7/15/2030	1,071,000	998,447
Canadian Natural Resources Ltd 6.25% 3/15/2038	3,175,000	3,323,955
Canadian Natural Resources Ltd 6.5% 2/15/2037	2,100,000	2,237,884
Cenovus Energy Inc 2.65% 1/15/2032	159,000	139,567
Cenovus Energy Inc 3.75% 2/15/2052	480,000	326,149
Cenovus Energy Inc 5.25% 6/15/2037	413,000	393,426
Cenovus Energy Inc 5.4% 6/15/2047	39,000	34,756
Cenovus Energy Inc 6.75% 11/15/2039	45,000	48,749
Enbridge Inc 3.4% 8/1/2051	900,000	594,787
Enbridge Inc 4.5% 6/10/2044	250,000	208,291
Enbridge Inc 5.55% 6/20/2035	2,000,000	2,036,820
Enbridge Inc 5.95% 4/5/2054	2,549,000	2,514,497
Enbridge Inc 7.2% 6/27/2054 (d)	900,000	935,867
		13,793,195
Financials - 0.7%
Insurance - 0.7%
Empower Finance 2020 LP 1.776% 3/17/2031 (b)	324,000	287,841
Empower Finance 2020 LP 3.075% 9/17/2051 (b)	540,000	338,540
Fairfax Financial Holdings Ltd 3.375% 3/3/2031	571,000	536,560
Fairfax Financial Holdings Ltd 5.75% 5/20/2035 (b)	2,000,000	2,042,572
Fairfax Financial Holdings Ltd 6% 12/7/2033	1,400,000	1,472,097
Intact Financial Corp 5.459% 9/22/2032 (b)	1,117,000	1,141,956
		5,819,566
Utilities - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
Emera US Finance LP 3.55% 6/15/2026	2,550,000	2,528,652
Emera US Finance LP 4.75% 6/15/2046	1,775,000	1,479,138
		4,007,790
TOTAL CANADA		25,142,009
FRANCE - 0.9%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
TotalEnergies Capital International SA 3.127% 5/29/2050	800,000	525,655
Financials - 0.8%
Banks - 0.8%
BNP Paribas SA 1.323% 1/13/2027 (b)(d)	1,182,000	1,168,197
BNP Paribas SA 2.591% 1/20/2028 (b)(d)	490,000	478,155
BNP Paribas SA 3.052% 1/13/2031 (b)(d)	875,000	820,834
BNP Paribas SA 3.132% 1/20/2033 (b)(d)	1,250,000	1,126,016
BPCE SA 5.975% 1/18/2027 (b)(d)	3,000,000	3,014,875
Societe Generale SA 3% 1/22/2030 (b)	430,000	401,767
		7,009,844
TOTAL FRANCE		7,535,499
GERMANY - 1.5%
Financials - 0.3%
Capital Markets - 0.2%
Deutsche Bank AG/New York NY 2.129% 11/24/2026 (d)	1,650,000	1,640,627
Insurance - 0.1%
Allianz SE 5.6% 9/3/2054 (b)(d)	1,200,000	1,219,441
TOTAL FINANCIALS		2,860,068

Health Care - 1.1%
Pharmaceuticals - 1.1%
Bayer US Finance II LLC 4.875% 6/25/2048 (b)	1,150,000	944,386
Bayer US Finance LLC 6.5% 11/21/2033 (b)	4,300,000	4,608,389
Bayer US Finance LLC 6.875% 11/21/2053 (b)	3,110,000	3,291,154
		8,843,929
Industrials - 0.1%
Machinery - 0.1%
Daimler Truck Finance North America LLC 2% 12/14/2026 (b)	1,276,000	1,241,092
TOTAL GERMANY		12,945,089
IRELAND - 2.3%
Financials - 1.0%
Consumer Finance - 1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	227,000	222,351
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	237,000	228,024
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	1,754,000	1,605,842
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.4% 10/29/2033	526,000	467,536
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.85% 10/29/2041	860,000	692,451
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.95% 9/10/2034	1,640,000	1,617,687
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.75% 6/6/2028	1,200,000	1,244,635
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.15% 9/30/2030	1,800,000	1,929,621
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	599,000	618,341
		8,626,488
Industrials - 1.0%
Transportation Infrastructure - 1.0%
Avolon Holdings Funding Ltd 2.528% 11/18/2027 (b)	1,601,000	1,536,551
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (b)	1,630,000	1,657,586
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (b)	4,300,000	4,449,897
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (b)	440,000	460,194
		8,104,228
Materials - 0.3%
Containers & Packaging - 0.3%
Smurfit Kappa Treasury ULC 5.438% 4/3/2034	1,700,000	1,744,873
Smurfit Westrock Financing DAC 5.418% 1/15/2035	1,175,000	1,196,361
		2,941,234
TOTAL IRELAND		19,671,950
ISRAEL - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032	200,000	205,665
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	200,000	204,423

TOTAL ISRAEL		410,088
ITALY - 0.5%
Financials - 0.3%
Banks - 0.3%
Intesa Sanpaolo SpA 5.71% 1/15/2026 (b)	1,126,000	1,128,518
Intesa Sanpaolo SpA 7.2% 11/28/2033 (b)	500,000	565,418
UniCredit SpA 1.982% 6/3/2027 (b)(d)	1,200,000	1,178,071
		2,872,007
Utilities - 0.2%
Electric Utilities - 0.2%
Enel Finance International NV 5.5% 6/26/2034 (b)	1,452,000	1,489,610
TOTAL ITALY		4,361,617
JAPAN - 1.0%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
NTT Finance Corp 4.567% 7/16/2027 (b)	200,000	201,268
NTT Finance Corp 4.62% 7/16/2028 (b)	200,000	202,134
NTT Finance Corp 4.876% 7/16/2030 (b)	302,000	306,662
NTT Finance Corp 5.171% 7/16/2032 (b)	3,300,000	3,362,244
NTT Finance Corp 5.502% 7/16/2035 (b)	1,200,000	1,229,482
		5,301,790
Consumer Staples - 0.4%
Tobacco - 0.4%
Japan Tobacco Inc 5.21% 6/15/2030 (b)	1,500,000	1,557,760
Japan Tobacco Inc 5.856% 6/15/2035 (b)	1,500,000	1,584,152
		3,141,912
TOTAL JAPAN		8,443,702
MEXICO - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleos Mexicanos 4.5% 1/23/2026	1,000,000	992,450
Petroleos Mexicanos 6.49% 1/23/2027	75,000	75,101
Petroleos Mexicanos 6.5% 3/13/2027	80,000	80,360

TOTAL MEXICO		1,147,911
NETHERLANDS - 0.8%
Consumer Staples - 0.0%
Food Products - 0.0%
JDE Peet's NV 2.25% 9/24/2031 (b)	545,000	474,221
Financials - 0.7%
Banks - 0.7%
ABN AMRO Bank NV 5.515% 12/3/2035 (b)(d)	5,100,000	5,219,540
Cooperatieve Rabobank UA 3.75% 7/21/2026	300,000	298,067
		5,517,607
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032	250,000	249,864
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035	720,000	715,394
		965,258
TOTAL NETHERLANDS		6,957,086
NORWAY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Equinor ASA 1.75% 1/22/2026	61,000	60,382
SPAIN - 0.7%
Financials - 0.6%
Banks - 0.6%
Banco Santander SA 2.749% 12/3/2030	1,000,000	901,475
CaixaBank SA 5.673% 3/15/2030 (b)(d)	1,400,000	1,455,378
CaixaBank SA 6.037% 6/15/2035 (b)(d)	1,970,000	2,074,630
		4,431,483
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (b)	1,215,000	1,176,694
TOTAL SPAIN		5,608,177
SWITZERLAND - 0.7%
Financials - 0.7%
Capital Markets - 0.7%
UBS Group AG 1.305% 2/2/2027 (b)(d)	800,000	789,676
UBS Group AG 2.095% 2/11/2032 (b)(d)	1,550,000	1,362,825
UBS Group AG 3.091% 5/14/2032 (b)(d)	1,200,000	1,104,521
UBS Group AG 3.126% 8/13/2030 (b)(d)	613,000	584,523
UBS Group AG 4.194% 4/1/2031 (b)(d)	800,000	790,589
UBS Group AG 6.537% 8/12/2033 (b)(d)	500,000	548,293
UBS Group AG 9.016% 11/15/2033 (b)(d)	300,000	373,656

TOTAL SWITZERLAND		5,554,083
UNITED KINGDOM - 3.7%
Consumer Staples - 0.7%
Tobacco - 0.7%
BAT Capital Corp 2.259% 3/25/2028	1,225,000	1,167,069
BAT Capital Corp 2.726% 3/25/2031	2,800,000	2,546,915
BAT Capital Corp 5.834% 2/20/2031	468,000	494,921
BAT Capital Corp 6.421% 8/2/2033	1,300,000	1,417,324
		5,626,229
Financials - 2.8%
Banks - 2.8%
Barclays PLC 2.645% 6/24/2031 (d)	450,000	412,759
Barclays PLC 2.894% 11/24/2032 (d)	500,000	447,910
Barclays PLC 5.2% 5/12/2026	1,750,000	1,756,709
Barclays PLC 5.367% 2/25/2031 (d)	1,700,000	1,753,400
Barclays PLC 5.746% 8/9/2033 (d)	349,000	364,915
Barclays PLC 5.785% 2/25/2036 (d)	1,700,000	1,753,535
Barclays PLC 6.692% 9/13/2034 (d)	1,800,000	1,971,922
Barclays PLC 7.437% 11/2/2033 (d)	1,100,000	1,256,122
HSBC Holdings PLC 2.357% 8/18/2031 (d)	1,002,000	904,045
HSBC Holdings PLC 2.848% 6/4/2031 (d)	1,800,000	1,670,285
HSBC Holdings PLC 5.24% 5/13/2031 (d)	1,900,000	1,953,137
HSBC Holdings PLC 7.39% 11/3/2028 (d)	720,000	765,254
Lloyds Banking Group PLC 4.65% 3/24/2026	1,000,000	999,749
Lloyds Banking Group PLC 7.953% 11/15/2033 (d)	1,000,000	1,153,861
Standard Chartered PLC 5.005% 10/15/2030 (b)(d)	1,140,000	1,160,261
Standard Chartered PLC 5.545% 1/21/2029 (b)(d)	1,088,000	1,115,295
Standard Chartered PLC 6.228% 1/21/2036 (b)(d)	3,000,000	3,206,123
		22,645,282
Industrials - 0.2%
Aerospace & Defense - 0.2%
BAE Systems PLC 5.25% 3/26/2031 (b)	200,000	208,331
BAE Systems PLC 5.3% 3/26/2034 (b)	800,000	820,894
BAE Systems PLC 5.5% 3/26/2054 (b)	264,000	257,748
		1,286,973
Passenger Airlines - 0.0%
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 9/15/2036 (b)	246,871	225,087
TOTAL INDUSTRIALS		1,512,060

TOTAL UNITED KINGDOM		29,783,571
UNITED STATES - 66.3%
Communication Services - 3.8%
Diversified Telecommunication Services - 0.9%
AT&T Inc 2.25% 2/1/2032	650,000	562,937
AT&T Inc 3.65% 9/15/2059	223,000	147,621
AT&T Inc 3.8% 12/1/2057	1,354,000	931,741
AT&T Inc 4.35% 3/1/2029	900,000	903,853
Verizon Communications Inc 2.355% 3/15/2032	3,000,000	2,604,370
Verizon Communications Inc 2.55% 3/21/2031	1,539,000	1,395,730
Verizon Communications Inc 3.7% 3/22/2061	1,300,000	890,764
Verizon Communications Inc 4.78% 2/15/2035	291,000	283,746
Verizon Communications Inc 5.401% 7/2/2037 (b)	44,000	44,187
		7,764,949
Entertainment - 0.2%
Walt Disney Co/The 3.8% 3/22/2030	600,000	593,559
Walt Disney Co/The 4.75% 9/15/2044	320,000	289,578
Walt Disney Co/The 6.65% 11/15/2037	970,000	1,112,722
		1,995,859
Media - 2.5%
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053	342,000	279,543
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	120,000	101,973
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	450,000	368,333
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048	1,950,000	1,737,877
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	1,979,000	2,080,187
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	4,803,000	5,094,976
Comcast Corp 2.937% 11/1/2056	679,000	390,935
Comcast Corp 2.987% 11/1/2063	2,211,000	1,229,762
Comcast Corp 5.3% 5/15/2035	2,500,000	2,550,492
Cox Communications Inc 1.8% 10/1/2030 (b)	740,000	644,293
Discovery Communications LLC 3.95% 3/20/2028	481,000	464,944
Time Warner Cable LLC 5.5% 9/1/2041	3,052,000	2,757,649
Time Warner Cable LLC 5.875% 11/15/2040	2,475,000	2,364,753
Time Warner Cable LLC 7.3% 7/1/2038	500,000	544,532
Warnermedia Holdings Inc 3.755% 3/15/2027	79,000	77,815
		20,688,064
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 2.4% 3/15/2029	381,000	358,368
T-Mobile USA Inc 2.7% 3/15/2032	1,382,000	1,224,330
		1,582,698
TOTAL COMMUNICATION SERVICES		32,031,570

Consumer Discretionary - 2.6%
Automobiles - 1.3%
Ford Motor Co 3.25% 2/12/2032	1,400,000	1,200,214
General Motors Co 5.95% 4/1/2049	1,300,000	1,222,347
General Motors Financial Co Inc 3.1% 1/12/2032	1,400,000	1,244,826
General Motors Financial Co Inc 5.55% 7/15/2029	3,500,000	3,608,435
General Motors Financial Co Inc 5.95% 4/4/2034	1,700,000	1,742,472
Stellantis Finance US Inc 5.75% 3/18/2030 (b)	1,748,000	1,769,699
		10,787,993
Distributors - 0.0%
Genuine Parts Co 2.75% 2/1/2032	747,000	660,006
Specialty Retail - 1.3%
Advance Auto Parts Inc 1.75% 10/1/2027	2,313,000	2,157,303
Advance Auto Parts Inc 3.9% 4/15/2030	1,000,000	922,424
Home Depot Inc/The 1.375% 3/15/2031	575,000	494,006
Home Depot Inc/The 4.95% 6/25/2034	2,050,000	2,085,141
Lowe's Cos Inc 3.5% 4/1/2051	975,000	659,970
Lowe's Cos Inc 5.15% 7/1/2033	2,150,000	2,201,787
Lowe's Cos Inc 5.625% 4/15/2053	600,000	572,830
O'Reilly Automotive Inc 4.2% 4/1/2030	800,000	797,998
O'Reilly Automotive Inc 4.35% 6/1/2028	75,000	75,310
Ross Stores Inc 1.875% 4/15/2031	600,000	521,640
		10,488,409
TOTAL CONSUMER DISCRETIONARY		21,936,408

Consumer Staples - 1.7%
Beverages - 0.2%
Constellation Brands Inc 2.25% 8/1/2031	1,600,000	1,405,136
Constellation Brands Inc 2.875% 5/1/2030	470,000	439,621
		1,844,757
Consumer Staples Distribution & Retail - 0.5%
Dollar Tree Inc 4.2% 5/15/2028	375,000	374,068
Mars Inc 4.8% 3/1/2030 (b)	544,000	554,395
Mars Inc 5% 3/1/2032 (b)	408,000	416,430
Mars Inc 5.2% 3/1/2035 (b)	2,097,000	2,116,441
Mars Inc 5.65% 5/1/2045 (b)	330,000	325,318
Mars Inc 5.7% 5/1/2055 (b)	658,000	641,648
Mars Inc 5.8% 5/1/2065 (b)	82,000	80,464
		4,508,764
Food Products - 0.3%
Bunge Ltd Finance Corp 4.9% 4/21/2027	1,500,000	1,513,438
Smithfield Foods Inc 3% 10/15/2030 (b)	1,432,000	1,309,083
		2,822,521
Tobacco - 0.7%
Philip Morris International Inc 4.75% 11/1/2031	1,700,000	1,724,533
Philip Morris International Inc 5.125% 2/15/2030	2,200,000	2,276,724
Philip Morris International Inc 5.75% 11/17/2032	903,000	955,988
		4,957,245
TOTAL CONSUMER STAPLES		14,133,287

Energy - 6.4%
Oil, Gas & Consumable Fuels - 6.4%
Columbia Pipelines Holding Co LLC 5.097% 10/1/2031 (b)	1,470,000	1,492,989
Columbia Pipelines Holding Co LLC 6.042% 8/15/2028 (b)	1,000,000	1,046,113
Columbia Pipelines Operating Co LLC 5.695% 10/1/2054 (b)	1,470,000	1,357,899
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (b)	73,000	77,633
Columbia Pipelines Operating Co LLC 5.962% 2/15/2055 (b)	2,080,000	1,980,897
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (b)	197,000	208,538
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (b)	59,000	61,327
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (b)	106,000	109,659
DCP Midstream Operating LP 5.125% 5/15/2029	2,200,000	2,248,023
Eastern Gas Transmission & Storage Inc 3% 11/15/2029	582,000	554,294
Eastern Gas Transmission & Storage Inc 3.9% 11/15/2049	1,000,000	717,331
Energy Transfer LP 3.75% 5/15/2030	3,554,000	3,445,420
Energy Transfer LP 6% 6/15/2048	800,000	766,966
EQT Corp 5.75% 2/1/2034	2,864,000	2,965,028
Florida Gas Transmission Co LLC 5.75% 7/15/2035 (b)	2,667,000	2,747,464
Gulfstream Natural Gas System LLC 5.6% 7/23/2035 (b)	1,735,000	1,754,279
Hess Corp 4.3% 4/1/2027	2,575,000	2,580,976
Hess Corp 5.8% 4/1/2047	1,135,000	1,147,143
Hess Corp 6% 1/15/2040	575,000	615,706
Marathon Petroleum Corp 4.75% 9/15/2044	300,000	252,708
Occidental Petroleum Corp 5.2% 8/1/2029	438,000	443,644
Occidental Petroleum Corp 5.375% 1/1/2032	555,000	558,256
Occidental Petroleum Corp 5.55% 10/1/2034	4,906,000	4,881,937
ONEOK Inc 3.25% 6/1/2030	500,000	472,260
ONEOK Inc 5.65% 9/1/2034	1,881,000	1,912,992
Ovintiv Inc 5.15% 11/15/2041	136,000	114,378
Ovintiv Inc 8.125% 9/15/2030	409,000	469,098
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030	97,000	93,588
Plains All American Pipeline LP / PAA Finance Corp 5.7% 9/15/2034	3,920,000	3,998,736
Targa Resources Corp 4.9% 9/15/2030	292,000	296,468
Targa Resources Corp 5.5% 2/15/2035	1,800,000	1,815,548
Targa Resources Corp 5.55% 8/15/2035	2,400,000	2,417,450
Targa Resources Corp 5.65% 2/15/2036	703,000	710,037
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	25,000	23,780
Western Gas Partners LP 4.05% 2/1/2030 (e)	4,870,000	4,735,150
Western Gas Partners LP 5.3% 3/1/2048	477,000	401,895
Western Gas Partners LP 6.15% 4/1/2033	735,000	767,926
Western Gas Partners LP 6.35% 1/15/2029	182,000	191,424
Williams Cos Inc/The 3.5% 11/15/2030	913,000	870,595
Williams Cos Inc/The 4.65% 8/15/2032	394,000	388,996
Williams Cos Inc/The 5.3% 8/15/2052	89,000	80,603
Williams Cos Inc/The 6.3% 4/15/2040	2,000,000	2,125,014
		53,900,168
Financials - 22.3%
Banks - 9.8%
Bank of America Corp 2.299% 7/21/2032 (d)	1,500,000	1,323,741
Bank of America Corp 2.676% 6/19/2041 (d)	1,030,000	742,367
Bank of America Corp 2.972% 2/4/2033 (d)	2,500,000	2,257,851
Bank of America Corp 3.483% 3/13/2052 (d)	950,000	673,349
Bank of America Corp 4.271% 7/23/2029 (d)	700,000	701,736
Bank of America Corp 4.571% 4/27/2033 (d)	1,600,000	1,583,426
Bank of America Corp 5.015% 7/22/2033 (d)	2,000,000	2,031,664
Bank of America Corp 5.162% 1/24/2031 (d)	3,200,000	3,302,666
Bank of America Corp 5.202% 4/25/2029 (d)	5,000,000	5,126,831
Bank of America Corp 5.468% 1/23/2035 (d)	1,800,000	1,859,952
Citigroup Inc 4.075% 4/23/2029 (d)	1,600,000	1,594,310
Citigroup Inc 4.45% 9/29/2027	1,200,000	1,203,273
Citigroup Inc 4.91% 5/24/2033 (d)	599,000	601,682
Citigroup Inc 6.174% 5/25/2034 (d)	283,000	298,144
Citizens Financial Group Inc 2.638% 9/30/2032	2,015,000	1,702,754
Citizens Financial Group Inc 5.253% 3/5/2031 (d)	3,000,000	3,067,148
Citizens Financial Group Inc 5.718% 7/23/2032 (d)	828,000	864,783
Citizens Financial Group Inc 6.645% 4/25/2035 (d)	1,173,000	1,275,732
Fifth Third Bancorp 8.25% 3/1/2038	300,000	367,545
Huntington Bancshares Inc/OH 2.487% 8/15/2036 (d)	932,000	793,028
JPMorgan Chase & Co 2.956% 5/13/2031 (d)	104,000	97,089
JPMorgan Chase & Co 3.882% 7/24/2038 (d)	2,725,000	2,409,572
JPMorgan Chase & Co 4.203% 7/23/2029 (d)	600,000	600,531
JPMorgan Chase & Co 4.603% 10/22/2030 (d)	2,144,000	2,167,394
JPMorgan Chase & Co 4.912% 7/25/2033 (d)	3,000,000	3,041,677
JPMorgan Chase & Co 4.946% 10/22/2035 (d)	5,685,000	5,652,902
JPMorgan Chase & Co 5.14% 1/24/2031 (d)	2,000,000	2,061,055
JPMorgan Chase & Co 5.717% 9/14/2033 (d)	2,500,000	2,624,613
PNC Financial Services Group Inc/The 5.068% 1/24/2034 (d)	2,200,000	2,225,869
PNC Financial Services Group Inc/The 5.222% 1/29/2031 (d)	1,300,000	1,343,378
PNC Financial Services Group Inc/The 5.575% 1/29/2036 (d)	2,300,000	2,374,267
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (d)	1,220,000	1,265,577
PNC Financial Services Group Inc/The 6.875% 10/20/2034 (d)	1,200,000	1,347,330
Truist Financial Corp 5.122% 1/26/2034 (d)	700,000	704,958
Truist Financial Corp 5.711% 1/24/2035 (d)	2,500,000	2,604,213
US Bancorp 5.775% 6/12/2029 (d)	2,000,000	2,083,956
Wells Fargo & Co 2.393% 6/2/2028 (d)	800,000	775,347
Wells Fargo & Co 4.478% 4/4/2031 (d)	1,000,000	1,003,544
Wells Fargo & Co 5.013% 4/4/2051 (d)	700,000	632,652
Wells Fargo & Co 5.15% 4/23/2031 (d)	2,000,000	2,059,787
Wells Fargo & Co 5.244% 1/24/2031 (d)	928,000	958,619
Wells Fargo & Co 5.389% 4/24/2034 (d)	1,300,000	1,337,800
Wells Fargo & Co 5.499% 1/23/2035 (d)	1,500,000	1,547,899
Wells Fargo & Co 5.557% 7/25/2034 (d)	5,300,000	5,503,000
Wells Fargo & Co 5.574% 7/25/2029 (d)	1,300,000	1,347,710
Wells Fargo & Co 6.491% 10/23/2034 (d)	1,750,000	1,924,440
		81,067,161
Capital Markets - 5.0%
Ares Capital Corp 2.15% 7/15/2026	750,000	735,198
Ares Strategic Income Fund 5.7% 3/15/2028	1,450,000	1,469,950
Ares Strategic Income Fund 6.35% 8/15/2029	1,470,000	1,519,912
Athene Global Funding 1.985% 8/19/2028 (b)	1,355,000	1,270,320
Athene Global Funding 2.5% 3/24/2028 (b)	750,000	717,142
Blackstone Holdings Finance Co LLC 2.8% 9/30/2050 (b)	523,000	315,367
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (d)	1,850,000	1,821,214
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (d)	900,000	900,634
Goldman Sachs Group Inc/The 5.536% 1/28/2036 (d)	3,000,000	3,093,453
HPS Corporate Lending Fund 5.45% 1/14/2028	1,324,000	1,335,663
HPS Corporate Lending Fund 6.75% 1/30/2029	3,142,000	3,277,951
Morgan Stanley 1.794% 2/13/2032 (d)	740,000	641,858
Morgan Stanley 2.239% 7/21/2032 (d)	1,500,000	1,317,840
Morgan Stanley 3.622% 4/1/2031 (d)	6,000,000	5,805,382
Morgan Stanley 4.431% 1/23/2030 (d)	111,000	111,488
Morgan Stanley 4.654% 10/18/2030 (d)	3,200,000	3,230,754
Morgan Stanley 5.164% 4/20/2029 (d)	2,500,000	2,555,909
Morgan Stanley 5.23% 1/15/2031 (d)	1,341,000	1,384,179
Morgan Stanley 5.32% 7/19/2035 (d)	2,800,000	2,853,350
Morgan Stanley 5.424% 7/21/2034 (d)	641,000	661,790
Morgan Stanley 5.449% 7/20/2029 (d)	316,000	326,084
MSCI Inc 5.25% 9/1/2035	500,000	495,998
Nasdaq Inc 5.95% 8/15/2053	189,000	192,608
Nasdaq Inc 6.1% 6/28/2063	151,000	154,850
Nuveen LLC 5.55% 1/15/2030 (b)	293,000	306,857
Sammons Financial Group Global Funding 4.95% 6/12/2030 (b)	2,400,000	2,437,577
Sammons Financial Group Global Funding 5.05% 1/10/2028 (b)	3,296,000	3,352,538
		42,285,866
Consumer Finance - 1.2%
Ally Financial Inc 4.75% 6/9/2027	2,100,000	2,110,052
Ally Financial Inc 8% 11/1/2031	288,000	329,603
American Express Co 5.085% 1/30/2031 (d)	449,000	462,766
Capital One Financial Corp 3.8% 1/31/2028	11,000	10,902
Capital One Financial Corp 4.1% 2/9/2027	39,000	38,911
Capital One Financial Corp 5.247% 7/26/2030 (d)	662,000	680,793
Capital One Financial Corp 5.468% 2/1/2029 (d)	318,000	326,428
Capital One Financial Corp 6.312% 6/8/2029 (d)	1,250,000	1,311,967
Capital One Financial Corp 7.624% 10/30/2031 (d)	495,000	561,612
Ford Motor Credit Co LLC 3.625% 6/17/2031	200,000	180,056
Ford Motor Credit Co LLC 4.271% 1/9/2027	400,000	396,099
Ford Motor Credit Co LLC 4.95% 5/28/2027	1,850,000	1,845,538
Ford Motor Credit Co LLC 5.875% 11/7/2029	2,000,000	2,021,500
		10,276,227
Financial Services - 2.4%
Aircastle Ltd / Aircastle Ireland DAC 5% 9/15/2030 (b)	2,060,000	2,076,706
Aircastle Ltd / Aircastle Ireland DAC 5.25% 3/15/2030 (b)	1,250,000	1,275,511
Aon Corp / Aon Global Holdings PLC 2.6% 12/2/2031	404,000	361,305
Aviation Capital Group LLC 6.75% 10/25/2028 (b)	1,300,000	1,385,230
Blackstone Reg Finance Co LLC 5% 12/6/2034	1,000,000	998,399
Corebridge Financial Inc 3.65% 4/5/2027	171,000	169,427
Corebridge Financial Inc 4.35% 4/5/2042	45,000	37,863
Equitable Holdings Inc 4.35% 4/20/2028	700,000	702,688
Equitable Holdings Inc 5% 4/20/2048	679,000	607,305
Essent Group Ltd 6.25% 7/1/2029	1,500,000	1,573,321
Fiserv Inc 3.5% 7/1/2029	271,000	263,146
Fiserv Inc 4.55% 2/15/2031	3,800,000	3,799,320
Jackson Financial Inc 3.125% 11/23/2031	2,257,000	2,039,700
Jackson Financial Inc 4% 11/23/2051	800,000	552,531
Jackson Financial Inc 5.17% 6/8/2027	181,000	183,331
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032	1,570,000	1,390,362
Rexford Industrial Realty LP 2.15% 9/1/2031	599,000	519,531
Sixth Street Lending Partners 6.125% 7/15/2030 (b)	427,000	440,270
Sixth Street Lending Partners 6.5% 3/11/2029	1,751,000	1,817,584
		20,193,530
Insurance - 3.9%
200 Park Funding Trust 5.74% 2/15/2055 (b)	2,100,000	2,057,228
AmFam Holdings Inc 2.805% 3/11/2031 (b)	950,000	822,545
Arthur J Gallagher & Co 5% 2/15/2032	196,000	199,517
Arthur J Gallagher & Co 5.15% 2/15/2035	3,300,000	3,309,292
Arthur J Gallagher & Co 5.55% 2/15/2055	942,000	887,565
Assurant Inc 2.65% 1/15/2032	2,100,000	1,830,846
Assurant Inc 5.55% 2/15/2036	839,000	838,450
Brown & Brown Inc 4.9% 6/23/2030	843,000	853,491
Brown & Brown Inc 5.25% 6/23/2032	976,000	997,641
Brown & Brown Inc 5.55% 6/23/2035	1,091,000	1,112,039
Brown & Brown Inc 6.25% 6/23/2055	1,108,000	1,132,797
Five Corners Funding Trust II 2.85% 5/15/2030 (b)	890,000	832,120
Fortitude Group Holdings LLC 6.25% 4/1/2030 (b)	1,255,000	1,303,994
Guardian Life Insurance Co of America/The 4.85% 1/24/2077 (b)	400,000	327,872
Hartford Insurance Group Inc/The 4.3% 4/15/2043	1,025,000	867,720
Marsh & McLennan Cos Inc 4.9% 3/15/2049	834,000	743,165
MetLife Inc 5.375% 7/15/2033	2,500,000	2,616,590
New York Life Insurance Co 4.45% 5/15/2069 (b)	54,000	41,230
Pacific LifeCorp 3.35% 9/15/2050 (b)	700,000	469,904
Peachtree Corners Funding Trust II 6.012% 5/15/2035 (b)	4,800,000	4,994,648
Pine Street Trust III 6.223% 5/15/2054 (b)	2,100,000	2,085,757
Prudential Financial Inc 6% 9/1/2052 (d)	672,000	693,376
Reinsurance Group of America Inc 5.75% 9/15/2034	1,700,000	1,752,668
Selective Insurance Group Inc 5.9% 4/15/2035	1,095,000	1,129,792
Symetra Life Insurance Co 6.55% 10/1/2055 (b)	667,000	677,978
		32,578,225
TOTAL FINANCIALS		186,401,009

Health Care - 4.5%
Biotechnology - 0.8%
Amgen Inc 5.25% 3/2/2030	222,000	229,968
Amgen Inc 5.25% 3/2/2033	251,000	257,681
Amgen Inc 5.65% 3/2/2053	818,000	791,129
Amgen Inc 5.75% 3/2/2063	216,000	207,596
Gilead Sciences Inc 5.1% 6/15/2035	2,000,000	2,028,264
Gilead Sciences Inc 5.5% 11/15/2054	1,500,000	1,458,755
Gilead Sciences Inc 5.6% 11/15/2064	1,500,000	1,459,943
		6,433,336
Health Care Equipment & Supplies - 0.0%
Becton Dickinson & Co 2.823% 5/20/2030	750,000	701,557
Health Care Providers & Services - 3.0%
Centene Corp 2.5% 3/1/2031	650,000	553,844
Centene Corp 2.625% 8/1/2031	2,645,000	2,241,575
Centene Corp 3% 10/15/2030	1,310,000	1,157,630
Centene Corp 4.25% 12/15/2027	1,025,000	1,000,968
Centene Corp 4.625% 12/15/2029	585,000	563,424
Cigna Group/The 4.375% 10/15/2028	561,000	564,042
Cigna Group/The 4.8% 8/15/2038	1,907,000	1,790,103
Cigna Group/The 4.9% 12/15/2048	7,000	6,082
CVS Health Corp 5% 1/30/2029	202,000	205,864
CVS Health Corp 5.05% 3/25/2048	3,500,000	3,000,536
CVS Health Corp 5.125% 2/21/2030	2,200,000	2,252,752
CVS Health Corp 5.25% 1/30/2031	83,000	85,351
CVS Health Corp 5.3% 6/1/2033	1,900,000	1,925,424
CVS Health Corp 5.875% 6/1/2053	1,000,000	947,374
CVS Health Corp 6.05% 6/1/2054	1,400,000	1,359,817
Icon Investments Six DAC 5.849% 5/8/2029	868,000	907,757
Icon Investments Six DAC 6% 5/8/2034	1,014,000	1,054,054
Sabra Health Care LP 3.2% 12/1/2031	588,000	531,297
Sabra Health Care LP 3.9% 10/15/2029	123,000	118,923
UnitedHealth Group Inc 4.65% 1/15/2031	1,800,000	1,824,286
UnitedHealth Group Inc 4.75% 7/15/2045	950,000	838,691
UnitedHealth Group Inc 5.3% 6/15/2035	848,000	866,849
UnitedHealth Group Inc 5.95% 6/15/2055	1,035,000	1,034,060
		24,830,703
Pharmaceuticals - 0.7%
Bristol-Myers Squibb Co 4.125% 6/15/2039	138,000	122,944
Bristol-Myers Squibb Co 5.1% 2/22/2031	550,000	572,210
Bristol-Myers Squibb Co 5.2% 2/22/2034	1,100,000	1,129,375
Bristol-Myers Squibb Co 5.55% 2/22/2054	757,000	729,977
Bristol-Myers Squibb Co 5.65% 2/22/2064	1,100,000	1,053,584
Elanco Animal Health Inc 6.65% 8/28/2028 (d)	1,375,000	1,431,525
Perrigo Finance Unlimited Co 4.9% 6/15/2030 (e)	600,000	587,190
		5,626,805
TOTAL HEALTH CARE		37,592,401

Industrials - 3.8%
Aerospace & Defense - 2.1%
Boeing Co 2.196% 2/4/2026	1,200,000	1,188,499
Boeing Co 2.75% 2/1/2026	900,000	893,098
Boeing Co 3.625% 2/1/2031	2,000,000	1,909,661
Boeing Co 3.75% 2/1/2050	1,150,000	818,983
Boeing Co 5.04% 5/1/2027	900,000	908,385
Boeing Co 5.15% 5/1/2030	2,385,000	2,446,367
Boeing Co 5.805% 5/1/2050	500,000	480,818
Boeing Co 6.298% 5/1/2029	161,000	170,970
Boeing Co 6.388% 5/1/2031	122,000	132,501
Boeing Co 6.528% 5/1/2034	1,130,000	1,237,515
Boeing Co 6.858% 5/1/2054	646,000	708,399
Boeing Co 7.008% 5/1/2064	2,135,000	2,365,544
Hexcel Corp 5.875% 2/26/2035	450,000	458,857
Northrop Grumman Corp 4.03% 10/15/2047	1,225,000	971,511
RTX Corp 6.1% 3/15/2034	1,100,000	1,194,155
RTX Corp 6.4% 3/15/2054	1,000,000	1,081,859
		16,967,122
Building Products - 0.0%
Carrier Global Corp 5.9% 3/15/2034	50,000	53,300
Carrier Global Corp 6.2% 3/15/2054	31,000	32,960
		86,260
Ground Transportation - 0.2%
Burlington Northern Santa Fe LLC 4.7% 9/1/2045	500,000	449,380
Norfolk Southern Corp 5.35% 8/1/2054	950,000	904,151
		1,353,531
Industrial Conglomerates - 0.0%
Trane Technologies Financing Ltd 4.5% 3/21/2049	300,000	252,340
Machinery - 0.7%
AGCO Corp 5.8% 3/21/2034	1,188,000	1,223,005
Ingersoll Rand Inc 5.314% 6/15/2031	1,400,000	1,461,469
Ingersoll Rand Inc 5.4% 8/14/2028	629,000	650,509
Ingersoll Rand Inc 5.45% 6/15/2034	1,400,000	1,448,360
Ingersoll Rand Inc 5.7% 8/14/2033	697,000	734,568
		5,517,911
Passenger Airlines - 0.0%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/2029	104,460	101,557
United Airlines 2019-1 Class A Pass Through Trust 4.55% 2/25/2033	136,673	129,306
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/2029	68,341	66,789
		297,652
Professional Services - 0.7%
Booz Allen Hamilton Inc 5.95% 8/4/2033	1,488,000	1,553,758
Paychex Inc 5.1% 4/15/2030	354,000	364,354
Paychex Inc 5.35% 4/15/2032	1,803,000	1,865,100
Paychex Inc 5.6% 4/15/2035	1,498,000	1,550,458
Verisk Analytics Inc 4.5% 8/15/2030	202,000	202,813
Verisk Analytics Inc 5.125% 2/15/2036	454,000	451,015
		5,987,498
Trading Companies & Distributors - 0.1%
Ferguson Enterprises Inc 5% 10/3/2034	1,236,000	1,223,644
TOTAL INDUSTRIALS		31,685,958

Information Technology - 5.7%
Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp 5.25% 4/5/2034	937,000	968,315
Dell International LLC / EMC Corp 3.45% 12/15/2051	253,000	172,805
Dell International LLC / EMC Corp 4.35% 2/1/2030	2,100,000	2,095,618
Dell International LLC / EMC Corp 6.2% 7/15/2030	950,000	1,021,347
Vontier Corp 1.8% 4/1/2026	3,000,000	2,951,911
Vontier Corp 2.95% 4/1/2031	1,169,000	1,062,030
		8,272,026
IT Services - 0.4%
CDW LLC / CDW Finance Corp 2.67% 12/1/2026	1,054,000	1,031,144
CDW LLC / CDW Finance Corp 5.1% 3/1/2030	589,000	598,848
CDW LLC / CDW Finance Corp 5.55% 8/22/2034	1,800,000	1,822,032
		3,452,024
Semiconductors & Semiconductor Equipment - 2.9%
Broadcom Inc 1.95% 2/15/2028 (b)	854,000	812,466
Broadcom Inc 2.45% 2/15/2031 (b)	460,000	415,899
Broadcom Inc 2.6% 2/15/2033 (b)	1,617,000	1,397,559
Broadcom Inc 3.469% 4/15/2034 (b)	1,500,000	1,345,414
Broadcom Inc 3.5% 2/15/2041 (b)	371,000	294,070
Broadcom Inc 3.75% 2/15/2051 (b)	174,000	129,938
Broadcom Inc 4.6% 7/15/2030	2,900,000	2,927,902
Broadcom Inc 4.9% 7/15/2032	2,900,000	2,935,581
Broadcom Inc 5.05% 7/12/2029	1,105,000	1,136,247
Broadcom Inc 5.15% 11/15/2031	1,800,000	1,861,213
Marvell Technology Inc 2.45% 4/15/2028	1,500,000	1,436,061
Marvell Technology Inc 4.75% 7/15/2030	208,000	209,896
Marvell Technology Inc 5.45% 7/15/2035	339,000	344,763
Micron Technology Inc 2.703% 4/15/2032	1,100,000	968,261
Micron Technology Inc 5.3% 1/15/2031	1,556,000	1,605,684
Micron Technology Inc 5.65% 11/1/2032	1,500,000	1,568,442
Micron Technology Inc 5.8% 1/15/2035	2,600,000	2,687,655
Micron Technology Inc 6.05% 11/1/2035	1,500,000	1,576,002
NVIDIA Corp 3.7% 4/1/2060	1,050,000	764,039
		24,417,092
Software - 1.4%
AppLovin Corp 5.125% 12/1/2029	600,000	613,633
AppLovin Corp 5.375% 12/1/2031	1,900,000	1,957,726
Oracle Corp 2.3% 3/25/2028	529,000	505,587
Oracle Corp 2.875% 3/25/2031	1,300,000	1,191,905
Oracle Corp 3.95% 3/25/2051	1,880,000	1,356,476
Oracle Corp 4% 11/15/2047	375,000	283,340
Roper Technologies Inc 2% 6/30/2030	2,035,000	1,827,158
Roper Technologies Inc 4.45% 9/15/2030	376,000	376,777
Roper Technologies Inc 5.1% 9/15/2035	3,304,000	3,295,968
		11,408,570
Technology Hardware, Storage & Peripherals - 0.0%
Apple Inc 2.8% 2/8/2061	700,000	409,561
TOTAL INFORMATION TECHNOLOGY		47,959,273

Materials - 0.6%
Chemicals - 0.6%
Celanese US Holdings LLC 6.665% 7/15/2027 (d)	1,273,000	1,309,902
Dow Chemical Co/The 5.15% 2/15/2034	1,900,000	1,888,413
International Flavors & Fragrances Inc 1.832% 10/15/2027 (b)	475,000	450,419
International Flavors & Fragrances Inc 5% 9/26/2048	518,000	445,438
Sherwin-Williams Co/The 4.5% 6/1/2047	375,000	315,997
Westlake Corp 3.375% 6/15/2030	900,000	858,995
		5,269,164
Containers & Packaging - 0.0%
Avery Dennison Corp 4.875% 12/6/2028	50,000	50,924
TOTAL MATERIALS		5,320,088

Real Estate - 6.1%
Diversified REITs - 1.2%
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	2,763,000	2,771,698
Piedmont Operating Partnership LP 2.75% 4/1/2032	86,000	72,698
Piedmont Operating Partnership LP 6.875% 7/15/2029	265,000	280,395
Store Capital LLC 2.7% 12/1/2031	1,675,000	1,457,922
VICI Properties LP 4.75% 2/15/2028	378,000	380,969
VICI Properties LP 4.95% 2/15/2030	1,100,000	1,112,330
VICI Properties LP 5.125% 11/15/2031	1,200,000	1,214,848
VICI Properties LP 5.125% 5/15/2032	1,615,000	1,620,633
VICI Properties LP 5.75% 4/1/2034	69,000	70,959
Vornado Realty LP 2.15% 6/1/2026	103,000	100,759
WP Carey Inc 2.4% 2/1/2031	348,000	310,067
WP Carey Inc 4.25% 10/1/2026	450,000	449,366
		9,842,644
Health Care REITs - 1.4%
Alexandria Real Estate Equities Inc 1.875% 2/1/2033	950,000	769,789
Healthpeak OP LLC 4.75% 1/15/2033	2,451,000	2,434,287
Omega Healthcare Investors Inc 3.25% 4/15/2033	2,278,000	1,982,372
Omega Healthcare Investors Inc 3.375% 2/1/2031	1,402,000	1,296,168
Omega Healthcare Investors Inc 4.5% 4/1/2027	1,000,000	1,001,097
Ventas Realty LP 2.5% 9/1/2031	729,000	649,097
Ventas Realty LP 5% 1/15/2035	2,000,000	1,977,308
Ventas Realty LP 5.1% 7/15/2032	750,000	767,420
Welltower OP LLC 4.125% 3/15/2029	675,000	675,111
		11,552,649
Office REITs - 1.2%
COPT Defense Properties LP 2% 1/15/2029	904,000	834,762
COPT Defense Properties LP 2.25% 3/15/2026	52,000	51,265
COPT Defense Properties LP 2.75% 4/15/2031	414,000	373,167
COPT Defense Properties LP 2.9% 12/1/2033	3,626,000	3,049,889
Hudson Pacific Properties LP 3.95% 11/1/2027	3,400,000	3,250,350
Hudson Pacific Properties LP 5.95% 2/15/2028	1,900,000	1,858,678
Kilroy Realty LP 5.875% 10/15/2035	789,000	785,278
		10,203,389
Real Estate Management & Development - 0.2%
Extra Space Storage LP 4.95% 1/15/2033	1,144,000	1,147,700
Tanger Properties LP 2.75% 9/1/2031	596,000	531,222
Tanger Properties LP 3.125% 9/1/2026	497,000	489,354
		2,168,276
Residential REITs - 1.1%
American Homes 4 Rent LP 5.5% 7/15/2034	584,000	597,740
Invitation Homes Operating Partnership LP 2% 8/15/2031	600,000	515,299
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	269,000	257,313
Invitation Homes Operating Partnership LP 4.875% 2/1/2035	3,333,000	3,255,917
Invitation Homes Operating Partnership LP 4.95% 1/15/2033	1,056,000	1,053,666
Sun Communities Operating LP 2.3% 11/1/2028	97,000	91,788
Sun Communities Operating LP 2.7% 7/15/2031	250,000	226,264
Sun Communities Operating LP 4.2% 4/15/2032	1,800,000	1,729,341
UDR Inc 2.1% 6/15/2033	374,000	305,934
UDR Inc 2.1% 8/1/2032	939,000	792,035
		8,825,297
Retail REITs - 1.0%
Agree LP 2% 6/15/2028	2,100,000	1,980,382
Agree LP 4.8% 10/1/2032	1,065,000	1,060,903
Agree LP 5.6% 6/15/2035	513,000	527,748
Agree LP 5.625% 6/15/2034	1,400,000	1,439,992
Brixmor Operating Partnership LP 2.25% 4/1/2028	410,000	390,463
Brixmor Operating Partnership LP 4.05% 7/1/2030	148,000	145,032
Kite Realty Group LP 5.5% 3/1/2034	90,000	92,053
Kite Realty Group Trust 4.75% 9/15/2030	277,000	277,901
NNN REIT Inc 5.6% 10/15/2033	1,900,000	1,976,006
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	263,000	256,734
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	92,000	95,009
Realty Income Corp 2.85% 12/15/2032	30,000	26,669
Realty Income Corp 3.25% 1/15/2031	30,000	28,363
		8,297,255
Specialized REITs - 0.0%
Crown Castle Inc 3.25% 1/15/2051	450,000	294,660
TOTAL REAL ESTATE		51,184,170

Utilities - 8.8%
Electric Utilities - 5.8%
Alabama Power Co 3.05% 3/15/2032	380,000	348,296
Alabama Power Co 5.1% 4/2/2035	682,000	690,470
American Transmission Systems Inc 2.65% 1/15/2032 (b)	1,148,000	1,020,253
Cleco Corporate Holdings LLC 3.743% 5/1/2026	2,790,000	2,770,548
Cleco Corporate Holdings LLC 4.973% 5/1/2046	750,000	642,131
Consolidated Edison Co of New York Inc 5.125% 3/15/2035	4,500,000	4,603,861
Consolidated Edison Co of New York Inc 5.2% 3/1/2033	1,300,000	1,342,940
Consolidated Edison Co of New York Inc 5.5% 3/15/2055	1,500,000	1,440,537
Duke Energy Carolinas LLC 6.1% 6/1/2037	3,000,000	3,211,829
Duke Energy Corp 2.45% 6/1/2030	70,000	64,351
Duke Energy Corp 4.5% 8/15/2032	1,240,000	1,223,466
Duke Energy Corp 5% 8/15/2052	3,150,000	2,747,497
Duke Energy Ohio Inc 5.25% 4/1/2033	2,500,000	2,575,643
Duquesne Light Holdings Inc 2.532% 10/1/2030 (b)	293,000	261,615
Duquesne Light Holdings Inc 2.775% 1/7/2032 (b)	266,000	233,941
Duquesne Light Holdings Inc 3.616% 8/1/2027 (b)	1,810,000	1,774,871
Entergy Corp 2.8% 6/15/2030	72,000	67,049
Exelon Corp 3.35% 3/15/2032	1,602,000	1,487,311
Exelon Corp 4.1% 3/15/2052	76,000	57,694
Exelon Corp 4.7% 4/15/2050	800,000	666,808
Exelon Corp 5.1% 6/15/2045	370,000	338,046
Exelon Corp 5.45% 3/15/2034	1,400,000	1,442,942
Exelon Corp 5.6% 3/15/2053	1,400,000	1,326,263
FirstEnergy Corp 2.25% 9/1/2030	534,000	479,532
FirstEnergy Corp 2.65% 3/1/2030	2,150,000	1,994,285
FirstEnergy Corp 3.4% 3/1/2050	1,900,000	1,275,801
FirstEnergy Corp 3.9% 7/15/2027 (e)	900,000	893,430
FirstEnergy Transmission LLC 4.75% 1/15/2033 (b)	1,553,000	1,548,582
Georgia Power Co 5.25% 3/15/2034	1,400,000	1,434,988
IPALCO Enterprises Inc 5.75% 4/1/2034	600,000	605,085
ITC Holdings Corp 5.65% 5/9/2034 (b)	2,000,000	2,070,508
Monongahela Power Co 5.85% 2/15/2034 (b)	875,000	920,141
Ohio Edison Co 4.95% 12/15/2029 (b)	808,000	825,814
Pacific Gas and Electric Co 5.9% 10/1/2054	852,000	796,682
Pinnacle West Capital Corp 4.9% 5/15/2028	351,000	356,243
Pinnacle West Capital Corp 5.15% 5/15/2030	375,000	385,782
PPL Capital Funding Inc 5.25% 9/1/2034	1,250,000	1,269,704
Southern Co/The 4.4% 7/1/2046	700,000	581,497
Southern Co/The 4.85% 3/15/2035	1,700,000	1,669,132
Southern Co/The 5.7% 3/15/2034	380,000	397,925
Virginia Electric and Power Co 5.55% 8/15/2054	396,000	381,432
		48,224,925
Gas Utilities - 0.5%
Eastern Energy Gas Holdings LLC 5.8% 1/15/2035	2,000,000	2,084,923
Southern Co Gas Capital Corp 4.4% 5/30/2047	625,000	508,727
Southern Co Gas Capital Corp 5.75% 9/15/2033	1,800,000	1,893,374
		4,487,024
Independent Power and Renewable Electricity Producers - 0.6%
AES Corp/The 1.375% 1/15/2026	290,000	286,302
AES Corp/The 2.45% 1/15/2031	4,555,000	4,081,137
AES Corp/The 3.95% 7/15/2030 (b)	593,000	572,288
		4,939,727
Multi-Utilities - 1.9%
Berkshire Hathaway Energy Co 4.6% 5/1/2053	2,000,000	1,660,311
NiSource Inc 2.95% 9/1/2029	229,000	218,490
NiSource Inc 3.6% 5/1/2030	950,000	920,589
NiSource Inc 4.375% 5/15/2047	650,000	536,156
NiSource Inc 4.8% 2/15/2044	500,000	443,255
NiSource Inc 5.25% 3/30/2028	4,295,000	4,413,176
Puget Energy Inc 2.379% 6/15/2028	2,000,000	1,897,791
Puget Energy Inc 4.1% 6/15/2030	1,023,000	997,318
Puget Energy Inc 4.224% 3/15/2032	1,344,000	1,274,593
Puget Energy Inc 5.725% 3/15/2035	2,042,000	2,077,028
Sempra 3.8% 2/1/2038	1,500,000	1,263,741
		15,702,448
TOTAL UTILITIES		73,354,124

TOTAL UNITED STATES		555,498,456
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $713,930,894)		697,244,925

Preferred Securities - 0.2%
	Principal Amount (a)	Value ($)
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge Inc 5.75% 7/15/2080 (d)	753,000	757,704
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
UBS Group AG 4.875% (b)(d)(f)	950,000	936,971
TOTAL PREFERRED SECURITIES (Cost $1,705,128)		1,694,675

U.S. Treasury Obligations - 10.1%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.75% 8/15/2041	1.97	2,500,000	1,656,055
US Treasury Bonds 1.875% 2/15/2041	2.05 to 2.19	2,943,000	2,022,508
US Treasury Bonds 2% 11/15/2041	1.86	2,000,000	1,371,327
US Treasury Bonds 4.75% 5/15/2055	4.76 to 4.97	48,050,000	46,743,641
US Treasury Bonds 4.75% 8/15/2055	4.88 to 4.95	33,990,000	33,076,519
TOTAL U.S. TREASURY OBLIGATIONS (Cost $87,582,316)			84,870,050

Money Market Funds - 5.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $43,403,004)	4.36	43,394,335	43,403,013

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $851,919,113)	832,468,152
NET OTHER ASSETS (LIABILITIES) - 0.7%	6,250,554
NET ASSETS - 100.0%	838,718,706

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $140,656,071 or 16.8% of net assets.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security is perpetual in nature with no stated maturity date.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	11,446,553	244,992,977	213,036,516	1,091,564	-	(1)	43,403,013	43,394,335	0.1%
Fidelity Securities Lending Cash Central Fund	-	25,953,178	25,953,178	362	-	-	-	-	0.0%
Total	11,446,553	270,946,155	238,989,694	1,091,926	-	(1)	43,403,013

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	3,938,256	-	3,938,256	-

Commercial Mortgage Securities	134,000	-	134,000	-

Foreign Government and Government Agency Obligations	1,183,233	-	1,183,233	-

Non-Convertible Corporate Bonds
Communication Services	38,724,466	-	38,724,466	-
Consumer Discretionary	21,936,408	-	21,936,408	-
Consumer Staples	24,470,912	-	24,470,912	-
Energy	69,427,311	-	69,427,311	-
Financials	262,697,776	-	262,697,776	-
Health Care	46,846,418	-	46,846,418	-
Industrials	42,543,338	-	42,543,338	-
Information Technology	48,924,531	-	48,924,531	-
Materials	10,461,377	-	10,461,377	-
Real Estate	51,184,170	-	51,184,170	-
Utilities	80,028,218	-	80,028,218	-

Preferred Securities
Energy	757,704	-	757,704	-
Financials	936,971	-	936,971	-

U.S. Treasury Obligations	84,870,050	-	84,870,050	-

Money Market Funds	43,403,013	43,403,013	-	-
Total Investments in Securities:	832,468,152	43,403,013	789,065,139	-
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $808,516,109)	$789,065,139
Fidelity Central Funds (cost $43,403,004)	43,403,013

Total Investment in Securities (cost $851,919,113)		$832,468,152
Cash		8,182
Receivable for fund shares sold		1,991,058
Interest receivable		9,667,459
Distributions receivable from Fidelity Central Funds		163,309
Total assets		844,298,160
Liabilities
Payable for investments purchased	$2,627,859
Payable for fund shares redeemed	2,948,062
Other payables and accrued expenses	3,533
Total liabilities		5,579,454
Net Assets		$838,718,706
Net Assets consist of:
Paid in capital		$893,269,159
Total accumulated earnings (loss)		(54,550,453)
Net Assets		$838,718,706
Net Asset Value, offering price and redemption price per share ($838,718,706 ÷ 89,097,465 shares)		$9.41
Statement of Operations
Year ended August 31, 2025
Investment Income
Dividends		$89,610
Interest		32,459,441
Income from Fidelity Central Funds (including $362 from security lending)		1,091,926
Total income		33,640,977
Expenses
Custodian fees and expenses	$8,217
Independent trustees' fees and expenses	1,724
Total expenses before reductions	9,941
Expense reductions	(726)
Total expenses after reductions		9,215
Net Investment income (loss)		33,631,762
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(10,805,649)
Total net realized gain (loss)		(10,805,649)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	9,334,527
Fidelity Central Funds	(1)
Total change in net unrealized appreciation (depreciation)		9,334,526
Net gain (loss)		(1,471,123)
Net increase (decrease) in net assets resulting from operations		$32,160,639
Statement of Changes in Net Assets

	Year ended August 31, 2025	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$33,631,762	$24,489,753
Net realized gain (loss)	(10,805,649)	(9,623,603)
Change in net unrealized appreciation (depreciation)	9,334,526	40,230,935
Net increase (decrease) in net assets resulting from operations	32,160,639	55,097,085
Distributions to shareholders	(33,625,639)	(24,672,918)

Share transactions
Proceeds from sales of shares	319,730,098	148,346,088
Reinvestment of distributions	33,615,746	24,668,123
Cost of shares redeemed	(111,569,264)	(120,828,917)

Net increase (decrease) in net assets resulting from share transactions	241,776,580	52,185,294
Total increase (decrease) in net assets	240,311,580	82,609,461

Net Assets
Beginning of period	598,407,126	515,797,665
End of period	$838,718,706	$598,407,126

Other Information
Shares
Sold	34,182,808	16,303,577
Issued in reinvestment of distributions	3,600,553	2,712,147
Redeemed	(11,992,834)	(13,216,548)
Net increase (decrease)	25,790,527	5,799,176

Financial Highlights
Fidelity® Series Corporate Bond Fund

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.45	$8.97	$9.24	$11.24	$11.31
Income from Investment Operations
Net investment income (loss) A,B	.438	.402	.362	.296	.296
Net realized and unrealized gain (loss)	(.040)	.483	(.274)	(1.974)	.054
Total from investment operations	.398	.885	.088	(1.678)	.350
Distributions from net investment income	(.438)	(.405)	(.358)	(.295)	(.304)
Distributions from net realized gain	-	-	-	(.027)	(.116)
Total distributions	(.438)	(.405)	(.358)	(.322)	(.420)
Net asset value, end of period	$9.41	$9.45	$8.97	$9.24	$11.24
Total Return C	4.35%	10.15%	1.02%	(15.16)%	3.18%
Ratios to Average Net Assets B,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions, if any F	-%	-%	-%	-%	-%
Net investment income (loss)	4.71%	4.43%	4.03%	2.89%	2.67%
Supplemental Data
Net assets, end of period (000 omitted)	$838,719	$598,407	$515,798	$397,618	$443,415
Portfolio turnover rate G	39%	26%	25%	41%	38%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended August 31, 2025

1. Organization.
Fidelity Series Corporate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$12,253,334
Gross unrealized depreciation	(31,704,295)
Net unrealized appreciation (depreciation)	$(19,450,961)
Tax Cost	$851,919,113

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(35,001,187)
Net unrealized appreciation (depreciation) on securities and other investments	$(19,450,961)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(14,959,426)
Long-term	(20,041,761)
Total capital loss carryforward	$(35,001,187)

The tax character of distributions paid was as follows:

	August 31, 2025	August 31, 2024
Ordinary Income	$33,625,639	$ 24,672,918

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Corporate Bond Fund	313,284,628	144,863,605
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Corporate Bond Fund	39	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $726.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Series Corporate Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Series Corporate Bond Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of August 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 16, 2025

We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 9.07% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $33,625,639 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9891231.107
XBC-ANN-1025
Fidelity® Conservative Income Bond Fund

Annual Report
August 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Conservative Income Bond Fund
Schedule of Investments August 31, 2025
Showing Percentage of Net Assets
Asset-Backed Securities - 16.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 16.1%
Affirm Asset Securitization Trust Series 2025-X1 Class A, 5.08% 4/15/2030 (b)	5,235,313	5,241,840
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/2028	15,100,000	15,178,683
Autonation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (b)	24,770,000	24,833,419
BMW Vehicle Lease Trust Series 2023-2 Class A3, 5.99% 9/25/2026	1,990,452	1,995,263
BMW Vehicle Lease Trust Series 2025-1 Class A2A, 4.43% 9/27/2027	20,575,000	20,625,518
BofA Auto Trust Series 2024-1A Class A2, 5.57% 12/15/2026 (b)	1,180,857	1,181,921
BofA Auto Trust Series 2025-1A Class A2A, 4.52% 11/22/2027 (b)	6,665,000	6,674,543
Capital One Multi-Asset Execution Trust Series 2022-A3 Class A, 4.95% 10/15/2027	17,000,000	17,012,976
Capital One Prime Auto Receivables Trust Series 2024-1 Class A2A, 4.61% 10/15/2027	9,846,581	9,856,164
CarMax Auto Owner Trust Series 2024-1 Class A2A, 5.3% 3/15/2027	1,956,639	1,958,062
CarMax Auto Owner Trust Series 2024-2 Class A2B, U.S. 30-Day Avg. SOFR Index + 0.73%, 4.9227% 5/17/2027 (c)(d)	3,096,121	3,098,066
CarMax Auto Owner Trust Series 2024-3 Class A2A, 5.21% 9/15/2027	8,384,083	8,405,053
CarMax Auto Owner Trust Series 2024-4 Class A2A, 4.67% 12/15/2027	6,950,063	6,962,222
CarMax Auto Owner Trust Series 2025-1 Class A2A, 4.63% 3/15/2028	11,931,801	11,952,730
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	9,850,000	9,887,028
CarMax Auto Owner Trust Series 2025-3 Class A2A, 4.42% 8/15/2028	20,130,000	20,178,533
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	362,605	363,766
Carvana Auto Receivables Trust 2025-P2 Series 2025-P2 Class A2, 4.56% 8/10/2028	16,440,000	16,469,878
Carvana Auto Receivables Trust Series 2024-P4 Class A2, 4.62% 2/10/2028	4,417,810	4,420,647
Carvana Auto Receivables Trust Series 2025-P1 Class A2, 4.5% 6/12/2028	4,176,276	4,178,352
Chase Auto Owner Trust Series 2024-1A Class A2, 5.48% 4/26/2027 (b)	681,426	681,854
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (b)	15,000,000	15,136,982
Chase Auto Owner Trust Series 2024-3A Class A2, 5.53% 9/27/2027 (b)	2,376,986	2,382,733
Chase Auto Owner Trust Series 2024-4A Class A2, 5.25% 9/27/2027 (b)	6,911,744	6,925,386
Chase Issuance Trust Series 2022-A1 Class A, 3.97% 9/15/2027	5,491,000	5,489,764
Citizens Auto Receivables Trust Series 2024-1 Class A2A, 5.43% 10/15/2026 (b)	466,231	466,448
Citizens Auto Receivables Trust Series 2024-2 Class A2A, 5.54% 11/16/2026 (b)	2,173,496	2,175,374
Daimler Trucks Retail Trust Series 2024-1 Class A2, 5.6% 4/15/2026	567,220	567,477
Dell Equip Fin Trust Series 2025-1 Class A2, 4.68% 7/22/2027 (b)	2,455,000	2,464,356
Dext Abs LLC Series 2025-1 Class A2, 4.59% 8/16/2027 (b)	4,790,000	4,798,112
DLLAA LLC Series 2025-1A Class A2, 4.7% 10/20/2027 (b)	6,440,000	6,456,747
Dllad LLC Series 2025-1A Class A2, 4.46% 11/20/2028 (b)	12,180,000	12,216,178
DLLAD Series 2024-1A Class A2, 5.5% 8/20/2027 (b)	3,643,375	3,661,923
DLLMT LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	23,800,000	24,032,171
DLLST Series 2024-1A Class A2, 5.33% 1/20/2026 (b)	254,572	254,653
DRIVE Series 2025-1 Class A2, 4.87% 8/15/2028	10,530,000	10,553,283
Enterprise Fleet Financing 2025-2 LLC Series 2025-2 Class A2, 4.51% 2/22/2028 (b)	20,871,000	20,940,166
Enterprise Fleet Financing LLC Series 2025-1 Class A2, 4.65% 10/20/2027 (b)	13,735,000	13,782,285
Enterprise Fleet Financing LLC Series 2025-3 Class A2, 4.5% 4/20/2028 (b)	22,640,000	22,726,906
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (b)	1,624,044	1,632,105
Exeter Automobile Receivables Trust Series 2025-3A Class A2, 4.83% 1/18/2028	15,890,000	15,915,179
Exeter Automobile Receivables Trust Series 2025-4A Class A2, 4.53% 3/15/2028	15,805,000	15,810,921
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	717,699	719,820
Exeter Select Automobile Receivables Trust Series 2025-2 Class A2, 4.54% 6/15/2029	10,180,000	10,207,934
Ford Credit Auto Lease Trust Series 2025-A Class A2A, 4.57% 8/15/2027	13,223,943	13,247,964
Ford Credit Auto Owner Trust Series 2021-1 Class A, 1.37% 10/17/2033 (b)	21,088,000	20,701,425
Ford Credit Auto Owner Trust Series 2024-D Class A2A, 4.59% 10/15/2027	8,665,767	8,678,685
Ford Credit Auto Owner Trust Series 2025-A Class A2A, 4.47% 12/15/2027	21,000,000	21,041,177
Ford Series 2025-B Class A2A, 4.37% 3/15/2028	8,760,000	8,777,980
Fordo 2022-B A2b Series 2022-B Class A3, 3.74% 9/15/2026	127,207	127,160
FORDO Series 2024-B Class A2A, 5.4% 4/15/2027	5,230,870	5,244,341
GM Financial Automobile Leasing Trust Series 2024-2 Class A2A, 5.43% 9/21/2026	4,532,709	4,540,687
GM Financial Automobile Leasing Trust Series 2024-2 Class A3, 5.39% 7/20/2027	13,000,000	13,097,029
GM Financial Automobile Leasing Trust Series 2025-1 Class A2A, 4.54% 5/20/2027 (c)	33,909,189	33,973,928
GM Financial Consumer Automobile Receivables Trust Series 2024-1 Class A2A, 5.12% 2/16/2027	876,767	877,073
GM Financial Consumer Automobile Receivables Trust Series 2024-2 Class A2B, U.S. 30-Day Avg. SOFR Index + 0.39%, 4.7327% 3/16/2027 (c)(d)	2,459,447	2,460,145
GM Financial Consumer Automobile Receivables Trust Series 2024-4 Class A2A, 4.53% 10/18/2027	8,391,636	8,399,281
GM Financial Consumer Automobile Receivables Trust Series 2025-2 Class A2A, 4.4% 2/16/2028	20,575,000	20,597,935
Gm Financial Leasing Trst Series 2025-3 Class A2A, 4.19% 10/20/2027	19,652,000	19,665,393
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (b)	22,870,000	23,064,692
GMF Floorplan Owner Revolving Trust Series 2024-3A Class A1, 4.68% 11/15/2028 (b)	15,700,000	15,786,113
GMF Floorplan Owner Revolving Trust Series 2025-1A Class A2, U.S. 30-Day Avg. SOFR Index + 0.6%, 4.9427% 3/15/2029 (b)(c)(d)	13,010,000	13,031,456
Gmf Leasing LLC Series 2025-2 Class A2A, 4.55% 7/20/2027	18,670,000	18,724,770
Halst Series 2025-A Class A2A, 4.6% 6/15/2027 (b)	8,788,886	8,807,105
Halst Series 2025-A Class A3, 4.83% 1/18/2028 (b)	20,302,000	20,493,996
Harot Series 2025-2 Class A2A, 4.3% 1/18/2028	17,984,000	18,006,449
Honda Auto Receivables Owner Trust Series 2023-2 Class A3, 4.93% 11/15/2027	2,307,249	2,316,209
Honda Auto Receivables Owner Trust Series 2025-1 Class A2, 4.53% 8/23/2027	19,900,000	19,932,258
Honda Auto Receivables Series 2024-2 Class A2, 5.48% 11/18/2026	3,873,555	3,879,877
HPEFS Equipment Trust Series 2024-2A Class A2, 5.5% 10/20/2031 (b)	3,350,812	3,356,034
Huntington Auto Trust Series 2024-1A Class A2, 5.5% 3/15/2027 (b)	1,729,997	1,730,943
Hyundai Auto Lease Securitization Trust Series 2023-C Class A3, 5.8% 12/15/2026 (b)	13,862,871	13,900,308
Hyundai Auto Lease Securitization Trust Series 2024-A Class A2A, 5.15% 6/15/2026 (b)	402,303	402,449
Hyundai Auto Lease Securitization Trust Series 2024-B Class A2A, 5.51% 10/15/2026 (b)	4,533,658	4,539,497
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (b)	17,210,000	17,271,042
Hyundai Auto Lease Securitization Trust Series 2025-C Class A2A, 4.37% 1/18/2028 (b)	10,930,000	10,963,972
Hyundai Auto Receivables Trust Series 2024-A Class A2A, 5.29% 4/15/2027	3,662,347	3,668,083
Hyundai Auto Receivables Trust Series 2024-C Class A2A, 4.53% 9/15/2027	9,355,848	9,365,578
Hyundai Auto Receivables Trust Series 2025-B Class A2A, 4.45% 8/15/2028	11,870,000	11,905,427
John Deere Owner Trust Series 2024-A Class A2A, 5.19% 2/16/2027	7,356,256	7,362,960
John Deere Owner Trust Series 2024-C Class A2B, U.S. 30-Day Avg. SOFR Index + 0.43%, 4.7727% 8/16/2027 (c)(d)	8,929,882	8,933,104
Kubota Credit Owner Trust 2025-2 Series 2025-2A Class A2, 4.48% 4/17/2028 (b)	9,175,000	9,211,934
Kubota Credit Owner Trust Series 2025-1A Class A2, 4.61% 12/15/2027 (b)	18,325,000	18,383,631
M&T Equipment Notes Series 2025-1A Class A2, 4.7% 12/16/2027 (b)	8,705,000	8,750,341
Marlette Funding Trust 2025-1 Series 2025-1A Class A, 4.75% 7/16/2035 (b)	1,657,895	1,659,571
MBART Series 2025-1 Class A2A, 4.5% 2/15/2028	8,507,545	8,519,490
Mercedes-Benz Auto Lease Trust Series 2024-A Class A2A, 5.44% 2/16/2027	7,313,728	7,331,342
Mercedes-Benz Auto Lease Trust Series 2025-A Class A2A, 4.57% 4/17/2028	13,710,000	13,772,556
Mercedes-Benz Auto Receivables Trust Series 2022-1 Class A3, 5.21% 8/16/2027	5,809,532	5,830,426
Mercedes-Benz Auto Receivables Trust Series 2024-1 Class A2A, 5.06% 5/17/2027	1,138,936	1,139,194
Nissan Master Owner Tr Receivable Series 2024-A Class A, U.S. 30-Day Avg. SOFR Index + 0.67%, 5.0127% 2/15/2028 (b)(c)(d)	25,000,000	25,019,923
Porsche Financial Auto Securitization Trust Series 2024-1A Class A2A, 4.45% 1/24/2028 (b)	7,584,530	7,588,217
Porsche Innovative Lease Owner Trust Series 2025-1A Class A2A, 4.6% 12/20/2027 (b)	11,105,000	11,133,736
Santander Drive Auto Receivables Trust Series 2025-2 Class A2, 4.71% 6/15/2028	17,782,403	17,814,754
SBNA Auto Lease Trust Series 2024-B Class A2, 5.67% 11/20/2026 (b)	1,220,472	1,221,421
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (b)	5,057,000	5,094,950
SBNA Auto Lease Trust Series 2024-C Class A2, 4.94% 11/20/2026 (b)	1,701,166	1,701,969
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	11,363,000	11,386,892
SFAST Series 2025-1A Class A2, 4.65% 5/22/2028 (b)	11,003,933	11,019,684
SFS Auto Receivables Securitization Trust Series 2024-2A Class A2, 5.71% 10/20/2027 (b)	2,514,769	2,518,531
SFS Auto Receivables Securitization Trust Series 2024-3A Class A2, 4.71% 5/22/2028 (b)	3,532,239	3,536,069
SFS Auto Receivables Securitization Trust Series 2025-2A Class A2, 4.52% 11/20/2028 (b)	13,510,000	13,542,750
Sfuel Series 2025-BA Class A2, 4.31% 5/22/2028 (b)	22,760,000	22,802,331
Sofi Consumer Loan Program Series 2025-3 Class A, 4.47% 8/15/2034 (b)	5,465,000	5,468,451
Tesla Auto Lease Trust Series 2024-B Class A2A, 4.79% 1/20/2027 (b)	4,194,578	4,197,758
Tesla Electric Vehicle Trust Series 2023-1 Class A2A, 5.54% 12/21/2026 (b)	3,002,203	3,005,612
Toyota Auto Loan Extended Note Trust Series 2021-1A Class A, 1.07% 2/27/2034 (b)	2,350,000	2,313,779
Toyota Auto Receivables 2022-C Owner Tr Series 2022-C Class A3, 3.76% 4/15/2027	1,629,185	1,626,241
Toyota Auto Receivables Owner Trust Series 2023-A Class A3, 4.63% 9/15/2027	6,192,949	6,202,854
Toyota Auto Receivables Owner Trust Series 2024-B Class A2B, U.S. 30-Day Avg. SOFR Index + 0.35%, 4.6927% 3/15/2027 (c)(d)	3,853,879	3,854,941
Toyota Auto Receivables Owner Trust Series 2025-B Class A2A, 4.46% 3/15/2028	26,445,000	26,494,933
Toyota Lease Owner Trust Series 2025-A Class A2A, 4.58% 7/20/2027 (b)	10,811,042	10,840,018
USB Auto Owner Trust 2025-1 Series 2025-1A Class A2, 4.51% 6/15/2028 (b)	18,000,000	18,053,878
Verizon Master Trust Series 2025-3 Class A1B, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.8927% 3/20/2030 (c)(d)	22,325,000	22,361,729
Volkswagen Auto Lease Trust Series 2023-A Class A3, 5.81% 10/20/2026	4,811,896	4,827,516
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A2A, 4.65% 11/22/2027	12,144,856	12,168,186
Volvo Financial Equipment LLC Series 2024-1A Class A2, 4.56% 5/17/2027 (b)	7,310,084	7,318,345
Wheels Fleet Lease Funding 1 LLC Series 2025-1A Class A2, CME Term SOFR 1 month Index + 0%, 4.9868% 1/18/2040 (b)(c)(d)	19,625,000	19,683,021
Woart Series 2025-B Class A2A, 4.38% 8/15/2028	22,815,000	22,859,526
Woart Series 2025-C Class A2A, 4.19% 10/16/2028	22,700,000	22,716,569
World Omni Auto Receivables Trust 2022-A Series 2022-A Class A3, 1.66% 5/17/2027	1,954,149	1,947,779
World Omni Auto Receivables Trust Series 2024-B Class A2A, 5.48% 9/15/2027	2,668,136	2,671,045
World Omni Auto Receivables Trust Series 2025-A Class A2A, 4.49% 4/17/2028	12,944,605	12,957,280
World Omni Automobile Lease Securitization Trst Series 2023-A Class A3, 5.07% 9/15/2026	71,330	71,341
World Omni Automobile Lease Securitization Trust Series 2024-A Class A2B, 4.7727% 2/16/2027 (c)	1,710,645	1,711,570
World Omni Select Auto Trust Series 2024-A Class A2A, 5.37% 2/15/2028	4,502,547	4,511,279
TOTAL UNITED STATES		1,236,189,309
TOTAL ASSET-BACKED SECURITIES (Cost $1,233,676,767)		1,236,189,309

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Banks - 0.0%
PNC Bank NA 4.775% 1/15/2027 (c) (Cost $9,244,609)	9,246,000	9,255,269

Non-Convertible Corporate Bonds - 38.2%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.6%
Financials - 0.3%
Banks - 0.3%
Commonwealth Bank of Australia U.S. SOFR Index + 0.46%, 4.8305% 11/27/2026 (b)(c)(d)	25,000,000	25,050,330
Materials - 0.3%
Metals & Mining - 0.3%
Glencore Funding LLC 1.625% 4/27/2026 (b)	3,500,000	3,433,113
Glencore Funding LLC U.S. SOFR Averages Index + 0.75%, 5.1108% 10/1/2026 (b)(c)(d)	20,998,000	21,047,258
		24,480,371
TOTAL AUSTRALIA		49,530,701
CANADA - 3.5%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Enbridge Inc 4.25% 12/1/2026	12,300,000	12,301,490
TransCanada PipeLines Ltd 4.875% 1/15/2026	5,341,000	5,340,978
		17,642,468
Financials - 3.3%
Banks - 3.3%
Bank of Montreal 0.949% 1/22/2027 (c)	13,000,000	12,819,205
Bank of Montreal 4.567% 9/10/2027 (c)	23,970,000	24,028,384
Bank of Montreal 5.92% 9/25/2025	18,400,000	18,416,009
Bank of Montreal U.S. SOFR Averages Index + 0.88%, 5.2342% 9/10/2027 (c)(d)	18,700,000	18,775,033
Bank of Nova Scotia/The 2.7% 8/3/2026	21,520,000	21,240,739
Federation des Caisses Desjardins du Quebec U.S. SOFR Index + 0.63%, 4.9867% 1/27/2027 (b)(c)(d)	20,700,000	20,705,834
National Bank of Canada 4.95% 2/1/2028 (c)	23,312,000	23,530,091
Royal Bank of Canada 5.069% 7/23/2027 (c)	25,000,000	25,165,549
Royal Bank of Canada U.S. SOFR Averages Index + 0.72%, 5.0703% 10/18/2027 (c)(d)	19,000,000	19,043,399
Royal Bank of Canada U.S. SOFR Averages Index + 0.82%, 5.1824% 3/27/2028 (c)(d)	20,700,000	20,766,449
Toronto Dominion Bank U.S. SOFR Index + 0.48%, 4.8301% 10/10/2025 (c)(d)	25,000,000	25,008,074
Toronto Dominion Bank U.S. SOFR Index + 0.62%, 4.9768% 12/17/2026 (c)(d)	25,000,000	25,079,122
		254,577,888
TOTAL CANADA		272,220,356
DENMARK - 0.5%
Financials - 0.5%
Banks - 0.5%
Danske Bank A/S 1.621% 9/11/2026 (b)(c)	18,000,000	17,987,525
Danske Bank A/S 6.259% 9/22/2026 (b)(c)	19,000,000	19,017,562

TOTAL DENMARK		37,005,087
FINLAND - 0.3%
Financials - 0.3%
Banks - 0.3%
Nordea Bank Abp U.S. SOFR Index + 0.7%, 5.0571% 3/17/2028 (b)(c)(d)	20,345,000	20,416,011
FRANCE - 0.7%
Financials - 0.7%
Banks - 0.7%
BNP Paribas SA 2.591% 1/20/2028 (b)(c)	8,083,000	7,887,611
Credit Agricole SA 1.247% 1/26/2027 (b)(c)	14,360,000	14,171,636
Credit Agricole SA 5.589% 7/5/2026 (b)	27,900,000	28,188,639

TOTAL FRANCE		50,247,886
GERMANY - 2.4%
Consumer Discretionary - 1.7%
Automobiles - 1.7%
BMW US Capital LLC U.S. SOFR Averages Index + 0.8%, 5.1534% 8/13/2026 (b)(c)(d)	18,400,000	18,469,920
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.63%, 4.9838% 7/31/2026 (b)(c)(d)	18,600,000	18,651,770
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.78%, 5.1408% 4/1/2027 (b)(c)(d)	28,250,000	28,349,758
Volkswagen Group of America Finance LLC 5.8% 9/12/2025 (b)	18,050,000	18,055,623
Volkswagen Group of America Finance LLC U.S. SOFR Index + 0.83%, 5.1884% 3/20/2026 (b)(c)(d)	27,150,000	27,190,432
Volkswagen Group of America Finance LLC U.S. SOFR Index + 1.06%, 5.4137% 8/14/2026 (b)(c)(d)	17,849,000	17,892,904
		128,610,407
Financials - 0.5%
Capital Markets - 0.5%
Deutsche Bank AG/New York NY 2.129% 11/24/2026 (c)	19,938,000	19,824,740
Deutsche Bank AG/New York NY 7.146% 7/13/2027 (c)	17,000,000	17,384,375
		37,209,115
Health Care - 0.2%
Pharmaceuticals - 0.2%
Bayer US Finance II LLC 4.25% 12/15/2025 (b)	16,400,000	16,374,229
TOTAL GERMANY		182,193,751
IRELAND - 0.7%
Financials - 0.7%
Banks - 0.5%
Bank of Ireland Group PLC 2.029% 9/30/2027 (b)(c)	18,727,000	18,236,057
Bank of Ireland Group PLC 6.253% 9/16/2026 (b)(c)	20,050,000	20,049,190
		38,285,247
Consumer Finance - 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	15,185,000	14,874,008
TOTAL IRELAND		53,159,255
ITALY - 0.2%
Utilities - 0.2%
Electric Utilities - 0.2%
Enel Finance International NV 1.625% 7/12/2026 (b)(e)	18,000,000	17,575,897
JAPAN - 0.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NTT Finance Corp 4.567% 7/16/2027 (b)	1,033,000	1,039,552
Financials - 0.7%
Banks - 0.7%
Mizuho Financial Group Inc 1.234% 5/22/2027 (c)	13,100,000	12,811,009
Sumitomo Mitsui Financial Group Inc 1.402% 9/17/2026	26,000,000	25,265,770
Sumitomo Mitsui Financial Group Inc 2.632% 7/14/2026	17,700,000	17,463,460
		55,540,239
TOTAL JAPAN		56,579,791
NETHERLANDS - 1.5%
Financials - 1.2%
Banks - 1.2%
ABN AMRO Bank NV U.S. SOFR Averages Index + 1.78%, 6.1384% 9/18/2027 (b)(c)(d)	19,000,000	19,212,228
Cooperatieve Rabobank UA 1.004% 9/24/2026 (b)(c)	19,800,000	19,757,488
Cooperatieve Rabobank UA/NY 4.333% 8/28/2026	15,000,000	15,039,420
ING Groep NV 1.726% 4/1/2027 (c)	21,617,000	21,295,259
ING Groep NV 6.083% 9/11/2027 (c)	14,800,000	15,048,939
		90,353,334
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
NXP BV / NXP Funding LLC / NXP USA Inc 3.875% 6/18/2026	13,300,000	13,242,596
NXP BV / NXP Funding LLC 5.35% 3/1/2026	15,389,000	15,419,888
		28,662,484
TOTAL NETHERLANDS		119,015,818
NORWAY - 0.2%
Financials - 0.2%
Banks - 0.2%
DNB Bank ASA 1.127% 9/16/2026 (b)(c)	18,000,000	17,975,366
SWEDEN - 0.3%
Financials - 0.3%
Banks - 0.3%
Swedbank AB 6.136% 9/12/2026 (b)	21,000,000	21,391,128
SWITZERLAND - 0.6%
Financials - 0.6%
Capital Markets - 0.6%
UBS Group AG 1.364% 1/30/2027 (b)(c)	14,695,000	14,511,614
UBS Group AG 1.494% 8/10/2027 (b)(c)	22,000,000	21,412,470
UBS Group AG 4.703% 8/5/2027 (b)(c)	12,300,000	12,334,481

TOTAL SWITZERLAND		48,258,565
UNITED KINGDOM - 2.7%
Financials - 2.4%
Banks - 2.4%
Barclays PLC 4.337% 1/10/2028	19,500,000	19,509,560
Barclays PLC 4.375% 1/12/2026	18,500,000	18,494,640
Barclays PLC 5.829% 5/9/2027 (c)	18,000,000	18,163,169
Barclays PLC 7.325% 11/2/2026 (c)	15,000,000	15,064,685
HSBC Holdings PLC 5.887% 8/14/2027 (c)	18,500,000	18,748,982
Lloyds Banking Group PLC 1.627% 5/11/2027 (c)	23,000,000	22,564,422
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.56%, 5.912% 8/7/2027 (c)(d)	8,500,000	8,578,163
NatWest Group PLC 1.642% 6/14/2027 (c)	18,600,000	18,205,779
NatWest Group PLC 5.847% 3/2/2027 (c)	27,000,000	27,191,727
NatWest Group PLC 7.472% 11/10/2026 (c)	18,000,000	18,096,087
		184,617,214
Health Care - 0.3%
Pharmaceuticals - 0.3%
GlaxoSmithKline Capital PLC U.S. SOFR Index + 0.5%, 4.8554% 3/12/2027 (c)(d)	22,946,000	23,023,820
TOTAL UNITED KINGDOM		207,641,034
UNITED STATES - 23.3%
Communication Services - 0.5%
Wireless Telecommunication Services - 0.5%
Sprint LLC 7.625% 3/1/2026	21,350,000	21,456,163
T-Mobile USA Inc 1.5% 2/15/2026	6,500,000	6,413,637
T-Mobile USA Inc 2.625% 4/15/2026	10,000,000	9,886,284
		37,756,084
Consumer Discretionary - 2.1%
Automobiles - 1.7%
American Honda Finance Corp 4.95% 1/9/2026	14,550,000	14,578,095
American Honda Finance Corp 5.8% 10/3/2025	20,100,000	20,120,239
American Honda Finance Corp U.S. SOFR Index + 0.55%, 4.9046% 5/11/2026 (c)(d)	4,900,000	4,908,768
American Honda Finance Corp U.S. SOFR Index + 0.65%, 4.9966% 5/20/2026 (c)(d)	22,500,000	22,545,675
General Motors Financial Co Inc 5.25% 3/1/2026	18,400,000	18,431,105
General Motors Financial Co Inc 5.4% 4/6/2026	12,200,000	12,257,344
Hyundai Capital America 5.45% 6/24/2026 (b)	10,930,000	11,013,533
Hyundai Capital America U.S. SOFR Index + 1.12%, 5.4785% 6/23/2027 (b)(c)(d)	18,850,000	18,948,611
		122,803,370
Specialty Retail - 0.4%
Home Depot Inc/The U.S. SOFR Index + 0.33%, 4.6863% 12/24/2025 (c)(d)	14,248,000	14,256,519
Ross Stores Inc 0.875% 4/15/2026	19,065,000	18,651,367
		32,907,886
TOTAL CONSUMER DISCRETIONARY		155,711,256

Consumer Staples - 0.9%
Beverages - 0.3%
Keurig Dr Pepper Inc U.S. SOFR Index + 0.58%, 4.9328% 11/15/2026 (c)(d)	23,963,000	23,966,118
Consumer Staples Distribution & Retail - 0.4%
Mars Inc 4.45% 3/1/2027 (b)	8,647,000	8,699,150
Walmart Inc U.S. SOFR Averages Index + 0.43%, 4.7867% 4/28/2027 (c)(d)	19,569,000	19,625,398
		28,324,548
Tobacco - 0.2%
Altria Group Inc 4.4% 2/14/2026	16,566,000	16,550,681
TOTAL CONSUMER STAPLES		68,841,347

Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Chevron USA Inc U.S. SOFR Averages Index + 0.36%, 4.726% 2/26/2027 (c)(d)	19,369,000	19,389,596
Energy Transfer LP 5.95% 12/1/2025	9,100,000	9,107,995
Transcontinental Gas Pipe Line Co LLC 7.85% 2/1/2026	17,000,000	17,106,402
Williams Cos Inc/The 5.4% 3/2/2026	5,201,000	5,225,297
		50,829,290
Financials - 15.9%
Banks - 8.5%
Bank of America Corp 1.658% 3/11/2027 (c)	16,500,000	16,265,693
Bank of America Corp 3.559% 4/23/2027 (c)	21,500,000	21,392,930
Citibank NA U.S. SOFR Index + 0.708%, 5.0618% 8/6/2026 (c)(d)	18,650,000	18,704,467
Citibank NA U.S. SOFR Index + 0.712%, 5.0665% 11/19/2027 (c)(d)	18,600,000	18,632,875
Citibank NA U.S. SOFR Index + 0.781%, 5.1371% 5/29/2027 (c)(d)	15,830,000	15,948,444
Citigroup Inc 1.122% 1/28/2027 (c)	9,300,000	9,175,054
Citigroup Inc 1.462% 6/9/2027 (c)	9,300,000	9,094,499
Citigroup Inc 5.61% 9/29/2026 (c)	19,789,000	19,803,123
Citigroup Inc U.S. SOFR Index + 1.1143%, 5.497% 5/7/2028 (c)(d)	18,300,000	18,422,753
Huntington National Bank/The U.S. SOFR Index + 0.72%, 5.0699% 4/12/2028 (c)(d)	16,536,000	16,526,616
JPMorgan Chase & Co 1.04% 2/4/2027 (c)	20,500,000	20,212,002
JPMorgan Chase & Co 1.045% 11/19/2026 (c)	20,700,000	20,548,296
JPMorgan Chase & Co 1.47% 9/22/2027 (c)	9,300,000	9,030,281
JPMorgan Chase & Co 1.578% 4/22/2027 (c)	21,000,000	20,639,690
JPMorgan Chase & Co 2.947% 2/24/2028 (c)	19,250,000	18,898,708
JPMorgan Chase & Co 3.96% 1/29/2027 (c)	16,500,000	16,475,185
Morgan Stanley Bank NA 4.447% 10/15/2027 (c)	9,264,000	9,271,487
Morgan Stanley Bank NA U.S. SOFR Index + 0.685%, 5.0352% 10/15/2027 (c)(d)	25,000,000	25,069,947
Morgan Stanley Bank NA U.S. SOFR Index + 1.165%, 5.5163% 10/30/2026 (c)(d)	16,100,000	16,214,180
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.77%, 5.1231% 7/6/2028 (c)(d)	22,410,000	22,471,514
PNC Financial Services Group Inc/The 4.758% 1/26/2027 (c)	20,000,000	20,017,354
PNC Financial Services Group Inc/The 5.102% 7/23/2027 (c)	23,305,000	23,438,434
PNC Financial Services Group Inc/The 6.615% 10/20/2027 (c)	11,600,000	11,890,318
Truist Bank 4.671% 5/20/2027 (c)	10,496,000	10,515,875
Truist Bank U.S. SOFR Index + 0.77%, 5.1236% 7/24/2028 (c)(d)	24,700,000	24,704,693
Truist Financial Corp 1.267% 3/2/2027 (c)	10,609,000	10,448,663
Truist Financial Corp 5.9% 10/28/2026 (c)	18,600,000	18,635,497
Truist Financial Corp 6.047% 6/8/2027 (c)	21,000,000	21,241,283
US Bancorp 5.727% 10/21/2026 (c)	18,720,000	18,748,335
US Bancorp 6.787% 10/26/2027 (c)	16,500,000	16,957,897
US Bank NA/Cincinnati OH 4.507% 10/22/2027 (c)	9,302,000	9,327,457
US Bank NA/Cincinnati OH U.S. SOFR Index + 0.91%, 5.2628% 5/15/2028 (c)(d)	29,000,000	29,168,251
Wells Fargo & Co 3.196% 6/17/2027 (c)	20,500,000	20,322,421
Wells Fargo & Co 3.526% 3/24/2028 (c)	22,810,000	22,566,792
Wells Fargo & Co 5.707% 4/22/2028 (c)	20,300,000	20,762,386
Wells Fargo & Co U.S. SOFR Index + 0.78%, 5.1336% 1/24/2028 (c)(d)	20,000,000	20,066,411
		641,609,811
Capital Markets - 4.4%
Athene Global Funding 1.608% 6/29/2026 (b)	13,950,000	13,644,732
Athene Global Funding 4.86% 8/27/2026 (b)	23,600,000	23,719,557
Athene Global Funding 5.684% 2/23/2026 (b)	6,800,000	6,843,922
Athene Global Funding U.S. SOFR Averages Index + 0.83%, 5.1835% 1/7/2027 (b)(c)(d)	26,000,000	26,061,376
Bank of New York Mellon Corp/The 4.947% 4/26/2027 (c)	25,000,000	25,116,286
Bank of New York Mellon Corp/The U.S. SOFR Averages Index + 0.68%, 5.0342% 6/9/2028 (c)(d)	21,940,000	22,002,694
Bank of New York Mellon U.S. SOFR Averages Index + 0.71%, 5.06% 4/20/2027 (c)(d)	28,400,000	28,463,482
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (c)	26,150,000	25,912,288
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (c)	25,349,000	24,954,567
Goldman Sachs Group Inc/The 1.542% 9/10/2027 (c)	16,500,000	16,030,582
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (c)	18,000,000	17,526,724
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.29%, 5.6421% 4/23/2028 (c)(d)	15,298,000	15,443,885
Morgan Stanley 1.512% 7/20/2027 (c)	23,800,000	23,211,291
Morgan Stanley 1.593% 5/4/2027 (c)	24,450,000	23,994,469
Sammons Financial Group Global Funding U.S. SOFR Index + 0.85%, 5.2054% 9/2/2027 (b)(c)(d)	23,000,000	23,022,784
State Street Bank & Trust Co U.S. SOFR Index + 0.46%, 4.8199% 11/25/2026 (c)(d)	11,840,000	11,855,697
State Street Corp U.S. SOFR Index + 0.95%, 5.3036% 4/24/2028 (c)(d)	9,555,000	9,617,443
		337,421,779
Consumer Finance - 1.3%
American Express Co 5.389% 7/28/2027 (c)	3,925,000	3,962,647
American Express Co 5.645% 4/23/2027 (c)	21,550,000	21,724,445
American Express Co 6.338% 10/30/2026 (c)	18,506,000	18,559,744
Toyota Motor Credit Corp 5.6% 9/11/2025	18,000,000	18,004,813
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.45%, 4.8001% 4/10/2026 (c)(d)	18,800,000	18,827,296
Toyota Motor Credit Corp U.S. SOFR Index + 0.77%, 5.1243% 8/7/2026 (c)(d)	18,298,000	18,379,218
		99,458,163
Financial Services - 0.8%
CNH Industrial Capital LLC 5.45% 10/14/2025	19,000,000	19,016,432
Corebridge Global Funding 5.35% 6/24/2026 (b)	16,320,000	16,462,816
Corebridge Global Funding U.S. SOFR Index + 1.3%, 5.6614% 9/25/2026 (b)(c)(d)	25,798,000	25,991,946
		61,471,194
Insurance - 0.9%
Brown & Brown Inc 4.6% 12/23/2026	6,977,000	7,009,708
Equitable Financial Life Global Funding 4.6% 4/1/2027 (b)	12,705,000	12,778,498
Jackson National Life Global Funding 4.9% 1/13/2027 (b)	15,420,000	15,530,900
Protective Life Global Funding 5.209% 4/14/2026 (b)	13,800,000	13,863,207
Trinity Acq PLC 4.4% 3/15/2026	22,000,000	21,972,563
		71,154,876
TOTAL FINANCIALS		1,211,115,823

Health Care - 0.4%
Biotechnology - 0.3%
Gilead Sciences Inc 3.65% 3/1/2026	20,700,000	20,629,714
Pharmaceuticals - 0.1%
Bristol-Myers Squibb Co U.S. SOFR Index + 0.49%, 4.8412% 2/20/2026 (c)(d)	11,132,000	11,148,556
TOTAL HEALTH CARE		31,778,270

Industrials - 0.2%
Machinery - 0.2%
Caterpillar Financial Services Corp U.S. SOFR Index + 0.69%, 5.0413% 10/16/2026 (c)(d)	18,000,000	18,077,279
Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.4%
Dell International LLC / EMC Corp 4.9% 10/1/2026	22,090,000	22,181,600
Dell International LLC / EMC Corp 6.02% 6/15/2026	6,100,000	6,153,363
		28,334,963
Software - 0.5%
Oracle Corp 2.65% 7/15/2026	19,000,000	18,735,056
VMware LLC 1.4% 8/15/2026	23,700,000	23,043,481
		41,778,537
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 4.45% 9/25/2026	9,053,000	9,065,774
TOTAL INFORMATION TECHNOLOGY		79,179,274

Materials - 0.1%
Chemicals - 0.1%
International Flavors & Fragrances Inc 1.23% 10/1/2025 (b)	5,301,000	5,285,294
Real Estate - 0.4%
Office REITs - 0.3%
COPT Defense Properties LP 2.25% 3/15/2026	27,000,000	26,618,508
Specialized REITs - 0.1%
American Tower Corp 1.3% 9/15/2025	6,000,000	5,992,020
TOTAL REAL ESTATE		32,610,528

Utilities - 1.1%
Electric Utilities - 0.9%
DTE Electric Co 4.25% 5/14/2027	3,954,000	3,969,782
Eversource Energy 4.75% 5/15/2026	14,045,000	14,077,448
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	10,348,000	10,445,795
Oncor Electric Delivery Co LLC 4.5% 3/20/2027 (b)	12,377,000	12,462,175
Pacific Gas and Electric Co U.S. SOFR Averages Index + 0.95%, 5.3042% 9/4/2025 (c)(d)	24,600,000	24,600,764
		65,555,964
Multi-Utilities - 0.2%
Dominion Energy Inc 1.45% 4/15/2026	22,000,000	21,612,151
TOTAL UTILITIES		87,168,115

TOTAL UNITED STATES		1,778,352,560
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $2,919,910,726)		2,931,563,206

Certificates of Deposit - 10.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
Bank of Nova Scotia/Houston yankee U.S. SOFR Index + 0.33%, 4.67% 7/22/2026 (c)(d)	4.67	27,500,000	27,502,002
Bank of Nova Scotia/Houston yankee U.S. SOFR Index + 0.33%, 4.67% 8/13/2026 (c)(d)	4.67	27,500,000	27,499,236
Bank of Nova Scotia/Houston yankee U.S. SOFR Index + 0.35%, 4.69% 10/10/2025 (c)(d)	4.69	25,000,000	25,006,487
Bank of Nova Scotia/Houston yankee U.S. SOFR Index + 0.35%, 4.69% 12/19/2025 (c)(d)	4.69	27,800,000	27,814,767
Barclays Bank PLC/NY yankee U.S. SOFR Index + 0.34%, 4.68% 12/31/2025 (c)(d)	4.68	29,000,000	29,015,564
Canadian Imperial Bank of Commerce/New York NY yankee U.S. SOFR Index + 0.35%, 4.69% 9/23/2025 (c)(d)	4.69	28,000,000	28,005,376
Canadian Imperial Bank of Commerce/New York NY yankee U.S. SOFR Index + 0.38%, 4.72% 12/22/2025 (c)(d)	4.72	28,000,000	28,020,975
Lloyds Bank Corporate Markets PLC/New York NY yankee U.S. SOFR Index + 0.34%, 4.68% 8/21/2026 (c)(d)	4.68	27,500,000	27,499,698
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.35%, 0% 9/2/2026 (c)(d)	4.74	27,000,000	26,998,634
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.36%, 4.7% 7/23/2026 (c)(d)	4.70	27,500,000	27,498,969
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.38%, 4.72% 1/9/2026 (c)(d)	4.72	13,500,000	13,508,423
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.38%, 4.72% 9/9/2025 (c)(d)	4.72	25,000,000	25,002,060
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.4%, 4.74% 11/12/2025 (c)(d)	4.74	25,000,000	25,012,913
Mizuho Bank Ltd/New York NY yankee U.S. SOFR Index + 0.35%, 4.69% 1/30/2026 (c)(d)	4.69	28,000,000	28,016,495
Mizuho Bank Ltd/New York NY yankee U.S. SOFR Index + 0.35%, 4.69% 11/17/2025 (c)(d)	4.69	28,000,000	28,011,841
Mizuho Bank Ltd/New York NY yankee U.S. SOFR Index + 0.35%, 4.69% 5/4/2026 (c)(d)	4.69	28,500,000	28,511,067
Mizuho Bank Ltd/New York NY yankee U.S. SOFR Index + 0.4%, 4.74% 5/8/2026 (c)(d)	4.74	24,000,000	24,017,414
State Street Bank & Trust Co U.S. SOFR Index + 0.27%, 4.61% 10/10/2025 (c)(d)	4.61	28,000,000	28,004,911
State Street Bank & Trust Co U.S. SOFR Index + 0.32%, 4.66% 11/17/2025 (c)(d)	4.66	28,000,000	28,009,579
Sumitomo Mitsui Banking Corp/New York yankee U.S. SOFR Index + 0.35%, 4.69% 11/18/2025 (c)(d)	4.69	28,000,000	28,013,661
Sumitomo Mitsui Banking Corp/New York yankee U.S. SOFR Index + 0.35%, 4.69% 7/24/2026 (c)(d)	4.69	27,500,000	27,499,876
Sumitomo Mitsui Banking Corp/New York yankee U.S. SOFR Index + 0.35%, 4.71% 8/31/2026 (c)(d)	4.69	27,000,000	26,999,563
Sumitomo Mitsui Trust NY yankee U.S. SOFR Index + 0.31%, 4.65% 11/4/2025 (c)(d)	4.65	25,000,000	25,008,265
Sumitomo Mitsui Trust NY yankee U.S. SOFR Index + 0.35%, 4.69% 11/19/2025 (c)(d)	4.69	28,000,000	28,013,835
Sumitomo Mitsui Trust NY yankee U.S. SOFR Index + 0.35%, 4.69% 12/3/2025 (c)(d)	4.69	28,000,000	28,016,310
Svenska Handelsbanken/New York NY U.S. SOFR Index + 0.34%, 4.71% 12/10/2025 (c)(d)	4.68	28,000,000	28,015,946
Svenska Handelsbanken/New York NY yankee U.S. SOFR Index + 0.35%, 4.69% 4/8/2026 (c)(d)	4.69	28,500,000	28,519,460
Svenska Handelsbanken/New York NY yankee U.S. SOFR Index + 0.4%, 4.74% 4/15/2026 (c)(d)	4.74	15,000,000	15,014,784
UBS AG/Stamford CT yankee U.S. SOFR Index + 0.41%, 4.768% 10/2/2026 (c)(d)	4.77	28,500,000	28,512,765
TOTAL CERTIFICATES OF DEPOSIT (Cost $766,300,000)			766,570,876

Commercial Paper - 4.7%
	Yield (%) (f)	Principal Amount (a)	Value ($)
Bank of Montreal U.S. SOFR Index + 0.45%, 4.78% 4/8/2026 (c)(d)	4.78	28,500,000	28,536,018
BofA Securities Inc U.S. SOFR Index + 0.39%, 4.73% 11/21/2025 (c)(d)	4.73	28,000,000	28,013,793
BofA Securities Inc U.S. SOFR Index + 0.4%, 4.76% 10/17/2025 (c)(d)	4.74	25,000,000	25,008,872
HSBC USA Inc U.S. SOFR Index + 0.53%, 4.87% 7/7/2026 (c)(d)	4.87	27,500,000	27,498,697
HSBC USA Inc U.S. SOFR Index + 0.55%, 4.89% 4/30/2026 (c)(d)	4.89	25,000,000	25,031,457
ING US Funding LLC U.S. SOFR Index + 0.3%, 4.64% 2/6/2026 (c)(d)	4.64	24,000,000	24,009,118
ING US Funding LLC U.S. SOFR Index + 0.3%, 4.64% 4/2/2026 (c)(d)	4.64	27,500,000	27,504,111
ING US Funding LLC U.S. SOFR Index + 0.35%, 4.72% 11/26/2025 (c)(d)	4.72	28,000,000	28,011,754
National Bank of Canada U.S. SOFR Index + 0.25%, 4.59% 12/17/2025 (c)(d)	4.59	28,000,000	28,006,152
National Bank of Canada U.S. SOFR Index + 0.33%, 4.67% 8/14/2026 (c)(d)	4.67	27,500,000	27,499,706
National Bank of Canada yankee 4.31% 1/16/2026	4.50	28,000,000	27,546,660
Toronto Dominion Bank U.S. SOFR Index + 0.35%, 4.71% 10/3/2025 (c)(d)	4.71	28,000,000	28,006,992
Toronto Dominion Bank U.S. SOFR Index + 0.45%, 4.81% 4/27/2026 (c)(d)	4.81	22,000,000	22,026,675
Westpac Banking Corp U.S. SOFR Index + 0.4%, 4.74% 4/10/2026 (c)(d)	4.74	15,000,000	15,016,190
TOTAL COMMERCIAL PAPER (Cost $361,540,746)			361,716,195

U.S. Treasury Obligations - 18.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/2/2025	4.28	337,543,000	336,355,919
US Treasury Bills 0% 10/30/2025	4.29	114,000,000	113,237,856
US Treasury Bills 0% 11/6/2025	4.21	249,750,000	247,906,026
US Treasury Bills 0% 12/11/2025	4.24	400,000,000	395,558,888
US Treasury Notes 3.5% 9/30/2026	4.08 to 4.36	223,000,000	222,172,460
US Treasury Notes 4.25% 1/31/2026	4.17 to 5.02	66,500,000	66,527,016
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,380,424,526)			1,381,758,165

Money Market Funds - 13.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $1,064,422,318)	4.36	1,064,262,340	1,064,475,193

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $7,735,519,692)	7,751,528,213
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(70,728,951)
NET ASSETS - 100.0%	7,680,799,262

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,298,882,073 or 16.9% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	898,678,315	3,680,278,511	3,514,481,633	43,261,153	-	-	1,064,475,193	1,064,262,340	2.0%
Total	898,678,315	3,680,278,511	3,514,481,633	43,261,153	-	-	1,064,475,193

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	1,236,189,309	-	1,236,189,309	-

Bank Notes
Financials	9,255,269	-	9,255,269	-

Non-Convertible Corporate Bonds
Communication Services	38,795,636	-	38,795,636	-
Consumer Discretionary	284,321,663	-	284,321,663	-
Consumer Staples	68,841,347	-	68,841,347	-
Energy	68,471,758	-	68,471,758	-
Financials	2,106,917,241	-	2,106,917,241	-
Health Care	71,176,319	-	71,176,319	-
Industrials	18,077,279	-	18,077,279	-
Information Technology	107,841,758	-	107,841,758	-
Materials	29,765,665	-	29,765,665	-
Real Estate	32,610,528	-	32,610,528	-
Utilities	104,744,012	-	104,744,012	-

Certificates of Deposit	766,570,876	-	766,570,876	-

Commercial Paper	361,716,195	-	361,716,195	-

U.S. Treasury Obligations	1,381,758,165	-	1,381,758,165	-

Money Market Funds	1,064,475,193	1,064,475,193	-	-
Total Investments in Securities:	7,751,528,213	1,064,475,193	6,687,053,020	-
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $6,671,097,374)	$6,687,053,020
Fidelity Central Funds (cost $1,064,422,318)	1,064,475,193

Total Investment in Securities (cost $7,735,519,692)		$7,751,528,213
Cash		468,493
Receivable for fund shares sold		15,157,545
Interest receivable		38,343,641
Distributions receivable from Fidelity Central Funds		3,827,741
Receivable from investment adviser for expense reductions		298,239
Total assets		7,809,623,872
Liabilities
Payable for investments purchased	$108,206,734
Payable for fund shares redeemed	13,801,962
Distributions payable	5,000,921
Accrued management fee	1,275,296
Distribution and service plan fees payable	3,320
Other affiliated payables	536,377
Total liabilities		128,824,610
Net Assets		$7,680,799,262
Net Assets consist of:
Paid in capital		$7,659,586,384
Total accumulated earnings (loss)		21,212,878
Net Assets		$7,680,799,262

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($26,153,731 ÷ 2,594,347 shares)(a)		$10.08
Maximum offering price per share (100/98.50 of $10.08)		$10.23
Fidelity Conservative Income Bond Fund :
Net Asset Value, offering price and redemption price per share ($4,754,440,792 ÷ 471,829,137 shares)		$10.08
Class I :
Net Asset Value, offering price and redemption price per share ($218,948,268 ÷ 21,718,007 shares)		$10.08
Class Z :
Net Asset Value, offering price and redemption price per share ($2,681,256,471 ÷ 265,960,578 shares)		$10.08
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended August 31, 2025
Investment Income
Interest		$287,523,804
Income from Fidelity Central Funds		43,261,153
Total income		330,784,957
Expenses
Management fee	$13,748,867
Transfer agent fees	5,960,334
Distribution and service plan fees	33,102
Independent trustees' fees and expenses	16,753
Total expenses before reductions	19,759,056
Expense reductions	(3,557,911)
Total expenses after reductions		16,201,145
Net Investment income (loss)		314,583,812
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	7,235,702
Total net realized gain (loss)		7,235,702
Change in net unrealized appreciation (depreciation) on investment securities		(671,771)
Net gain (loss)		6,563,931
Net increase (decrease) in net assets resulting from operations		$321,147,743
Statement of Changes in Net Assets

	Year ended August 31, 2025	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$314,583,812	$330,496,784
Net realized gain (loss)	7,235,702	6,760,528
Change in net unrealized appreciation (depreciation)	(671,771)	21,517,969
Net increase (decrease) in net assets resulting from operations	321,147,743	358,775,281
Distributions to shareholders	(317,185,827)	(330,411,968)

Share transactions - net increase (decrease)	1,501,277,600	185,938,891
Total increase (decrease) in net assets	1,505,239,516	214,302,204

Net Assets
Beginning of period	6,175,559,746	5,961,257,542
End of period	$7,680,799,262	$6,175,559,746

Financial Highlights
Fidelity Advisor® Conservative Income Bond Fund Class A

Years ended August 31,	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.08	$10.03	$10.01
Income from Investment Operations
Net investment income (loss) B,C	.437	.504	.131
Net realized and unrealized gain (loss)	.008	.055	.019
Total from investment operations	.445	.559	.150
Distributions from net investment income	(.440)	(.509)	(.130)
Distributions from net realized gain	(.005)	-	-
Total distributions	(.445)	(.509)	(.130)
Net asset value, end of period	$10.08	$10.08	$10.03
Total Return D,E,F	4.51%	5.70%	1.51%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.48%	.48%	.39% I
Expenses net of fee waivers, if any	.45%	.45%	.39% I
Expenses net of all reductions, if any	.45%	.45%	.39% I
Net investment income (loss)	4.36%	5.06%	5.00% I
Supplemental Data
Net assets, end of period (000 omitted)	$26,154	$14,039	$1,859
Portfolio turnover rate J	73%	76%	48%

AFor the period May 25, 2023 (commencement of sale of shares) through August 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Conservative Income Bond Fund

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.07	$10.03	$9.99	$10.05	$10.07
Income from Investment Operations
Net investment income (loss) A,B	.459	.530	.506	.059	.039
Net realized and unrealized gain (loss)	.016	.039	(.032) C	(.056)	(.019)
Total from investment operations	.475	.569	.474	.003	.020
Distributions from net investment income	(.460)	(.529)	(.434)	(.061)	(.038)
Distributions from net realized gain	(.005)	-	-	(.002)	(.002)
Total distributions	(.465)	(.529)	(.434)	(.063)	(.040)
Net asset value, end of period	$10.08	$10.07	$10.03	$9.99	$10.05
Total Return D	4.82%	5.81%	4.84%	.03%	.20%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.30%	.30%	.34%	.35%	.35%
Expenses net of fee waivers, if any	.25%	.25%	.27%	.25%	.25%
Expenses net of all reductions, if any	.25%	.25%	.27%	.25%	.25%
Net investment income (loss)	4.56%	5.26%	4.29%	.59%	.39%
Supplemental Data
Net assets, end of period (000 omitted)	$4,754,441	$4,469,407	$5,638,810	$4,522,064	$5,364,328
Portfolio turnover rate G	73%	76%	48%	50%	62%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Conservative Income Bond Fund Class I

Years ended August 31,	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.08	$10.03	$10.01
Income from Investment Operations
Net investment income (loss) B,C	.458	.527	.126
Net realized and unrealized gain (loss)	.007	.052	.029
Total from investment operations	.465	.579	.155
Distributions from net investment income	(.460)	(.529)	(.135)
Distributions from net realized gain	(.005)	-	-
Total distributions	(.465)	(.529)	(.135)
Net asset value, end of period	$10.08	$10.08	$10.03
Total Return D,E	4.72%	5.91%	1.55%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.37%	.41%	.44% H
Expenses net of fee waivers, if any	.25%	.25%	.25% H
Expenses net of all reductions, if any	.25%	.25%	.25% H
Net investment income (loss)	4.56%	5.26%	5.16% H
Supplemental Data
Net assets, end of period (000 omitted)	$218,948	$109,662	$65,642
Portfolio turnover rate I	73%	76%	48%

AFor the period May 25, 2023 (commencement of sale of shares) through August 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Conservative Income Bond Fund Class Z

Years ended August 31,	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.08	$10.03	$10.01
Income from Investment Operations
Net investment income (loss) B,C	.463	.532	.125
Net realized and unrealized gain (loss)	.007	.052	.031
Total from investment operations	.470	.584	.156
Distributions from net investment income	(.465)	(.534)	(.136)
Distributions from net realized gain	(.005)	-	-
Total distributions	(.470)	(.534)	(.136)
Net asset value, end of period	$10.08	$10.08	$10.03
Total Return D,E	4.77%	5.97%	1.56%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.25%	.25%	.25% H
Expenses net of fee waivers, if any	.20%	.20%	.20% H
Expenses net of all reductions, if any	.20%	.20%	.20% H
Net investment income (loss)	4.61%	5.31%	5.20% H
Supplemental Data
Net assets, end of period (000 omitted)	$2,681,256	$1,582,452	$254,947
Portfolio turnover rate I	73%	76%	48%

AFor the period May 25, 2023 (commencement of sale of shares) through August 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended August 31, 2025

1. Organization.
Fidelity Conservative Income Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Fidelity Conservative Income Bond Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, U.S. government and government agency obligations, commercial paper and certificates of deposit are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$16,157,845
Gross unrealized depreciation	(149,324)
Net unrealized appreciation (depreciation)	$16,008,521
Tax Cost	$7,735,519,692

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$2,223,679
Undistributed long-term capital gain	$2,980,677
Net unrealized appreciation (depreciation) on securities and other investments	$16,008,521

The tax character of distributions paid was as follows:

	August 31, 2025	August 31, 2024
Ordinary Income	$314,073,765	$330,411,968
Long-term Capital Gains	3,112,062	-
Total	$317,185,827	$330,411,968

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Conservative Income Bond Fund	3,948,059,354	2,628,032,349
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	-%	.15%	33,102	$10,889

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charge levied on Class A redemptions. The deferred sales charges are .75% or .50% for certain purchases of Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	3,965

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Fidelity Conservative Income Bond Fund and Class Z. FIIOC receives an asset-based fee of Fidelity Conservative Income Bond Fund's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	29,149.13
Fidelity Conservative Income Bond Fund	4,597,717.10
Class I	295,191.17
Class Z	1,038,277.05
	5,960,334

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Expense Reductions.
The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	.45%	7,125
Fidelity Conservative Income Bond Fund	.25%	2,301,856
Class I	.25%	206,097
Class Z	.20%	1,036,059
		3,551,137

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $6,774.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended August 31, 2025	Year ended August 31, 2024
Fidelity Conservative Income Bond Fund
Distributions to shareholders
Class A	$962,855	$435,403
Fidelity Conservative Income Bond Fund	212,053,351	268,207,474
Class I	8,119,138	4,506,070
Class Z	96,050,483	57,263,021
Total	$317,185,827	$330,411,968
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2025	Year ended August 31, 2024	Year ended August 31, 2025	Year ended August 31, 2024
Fidelity Conservative Income Bond Fund
Class A
Shares sold	3,275,175	2,315,243	$32,992,446	$23,287,306
Reinvestment of distributions	95,189	42,990	958,936	432,567
Shares redeemed	(2,169,150)	(1,150,447)	(21,849,937)	(11,572,899)
Net increase (decrease)	1,201,214	1,207,786	$12,101,445	$12,146,974
Fidelity Conservative Income Bond Fund
Shares sold	238,466,859	273,472,569	$2,401,071,307	$2,747,140,813
Reinvestment of distributions	15,575,233	19,220,406	156,868,970	193,140,627
Shares redeemed	(225,938,973)	(411,345,756)	(2,274,942,977)	(4,133,091,258)
Net increase (decrease)	28,103,119	(118,652,781)	$282,997,300	$(1,192,809,818)
Class I
Shares sold	17,832,744	6,676,408	$179,600,825	$67,130,223
Reinvestment of distributions	688,385	441,314	6,934,864	4,438,833
Shares redeemed	(7,685,602)	(2,779,320)	(77,423,865)	(27,944,206)
Net increase (decrease)	10,835,527	4,338,402	$109,111,824	$43,624,850
Class Z
Shares sold	204,818,893	241,423,439	$2,063,021,087	$2,427,553,670
Reinvestment of distributions	8,827,196	5,371,493	88,926,637	54,049,106
Shares redeemed	(104,723,647)	(115,174,688)	(1,054,880,693)	(1,158,625,891)
Net increase (decrease)	108,922,442	131,620,244	$1,097,067,031	$1,322,976,885
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Conservative Income Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Conservative Income Bond Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of August 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 10, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2025, $3,676,731, or, if subsequently determined to be different, the net capital gain of such year.

A total of 18.79% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $268,570,697 of distributions paid in the calendar year 2024 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $314,073,765 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.924089.114
FCV-ANN-1025
Fidelity® Sustainable Core Plus Bond Fund

Annual Report
August 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Sustainable Core Plus Bond Fund
Schedule of Investments August 31, 2025
Showing Percentage of Net Assets
Asset-Backed Securities - 6.0%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 1.6%
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6755% 10/20/2037 (b)(c)(d)	250,000	250,872
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6755% 10/20/2037 (b)(c)(d)	250,000	250,625
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.689% 7/18/2037 (b)(c)(d)	250,000	250,949
TOTAL BAILIWICK OF JERSEY		752,446
GRAND CAYMAN (UK OVERSEAS TER) - 3.9%
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.6624% 7/17/2037 (b)(c)(d)	250,000	250,979
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 5.8178% 4/16/2037 (b)(c)(d)	250,000	250,811
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 5.6101% 4/25/2034 (b)(c)(d)	250,000	250,265
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 month Index + 1.3116%, 5.6371% 4/20/2034 (b)(c)(d)	200,000	200,092
RR 28 LTD / RR 28 LLC Series 2024-28RA Class A1R, CME Term SOFR 3 month Index + 1.55%, 5.8676% 4/15/2037 (b)(c)(d)	250,000	250,673
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.6671% 4/20/2033 (b)(c)(d)	430,212	430,359
Voya CLO Ltd Series 2023-1A Class A1, CME Term SOFR 3 month Index + 1.8%, 6.1255% 1/20/2037 (b)(c)(d)	250,000	250,705
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		1,883,884
MULTI-NATIONAL - 0.3%
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 5.5055% 4/20/2038 (b)(c)(d)	150,000	150,020
UNITED STATES - 0.2%
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (c)	96,750	94,715
TOTAL ASSET-BACKED SECURITIES (Cost $2,863,374)		2,881,065

Bank Loan Obligations - 0.8%
	Principal Amount (a)	Value ($)
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B-13 1LN, term loan CME Term SOFR 6 month Index + 4%, 10.5% 8/14/2026 (b)(d)(e)	997	881
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.8176% 8/15/2028 (b)(d)(e)	8,977	8,210

TOTAL FRANCE		9,091
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.3176% 10/31/2027 (b)(d)(e)	1,000	864
NETHERLANDS - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5572% 8/30/2028 (b)(d)(e)	10,369	5,081
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.816% 11/15/2030 (b)(d)(e)	7,985	7,550
UNITED STATES - 0.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Holding II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.75%, 4.3135% 10/3/2031 (b)(d)(e)	1,034	754
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 0%, 1% 4/3/2031 (b)(d)(e)(f)	1,159	1,061
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 0%, 8.6055% 4/3/2031 (b)(d)(e)	10,841	9,931
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7805% 4/15/2030 (b)(d)(e)	1,990	1,976
		13,722
Media - 0.0%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8956% 6/18/2029 (b)(d)(e)	4,953	4,752
CSC Holdings LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8631% 1/18/2028 (b)(d)(e)	1,990	1,982
		6,734
TOTAL COMMUNICATION SERVICES		20,456

Consumer Discretionary - 0.3%
Diversified Consumer Services - 0.0%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5774% 3/4/2028 (b)(d)(e)	25,791	21,778
Hotels, Restaurants & Leisure - 0.2%
BCPE Flavor Debt Merger Sub LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.316% 7/2/2032 (b)(d)(e)	8,416	8,184
BCPE Flavor Debt Merger Sub LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 5%, 1% 7/2/2032 (b)(d)(e)(f)	1,584	1,541
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0579% 10/31/2031 (b)(d)(e)	3,989	3,919
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5695% 12/30/2026 (b)(d)(e)	17,787	17,091
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.0695% 12/30/2026 (b)(d)(e)	992	957
		31,692
Household Durables - 0.1%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.666% 6/29/2028 (b)(d)(e)	13,995	12,631
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6805% 10/30/2027 (b)(d)(e)	6,978	6,954
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.666% 10/30/2027 (b)(d)(e)	4,987	4,966
		24,551
Specialty Retail - 0.0%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2099% 6/6/2031 (b)(d)(e)	2,943	2,854
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.3599% 6/6/2031 (b)(d)(e)	6,997	6,915
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0462% 9/4/2029 (b)(d)(e)	9,912	9,070
		18,839
TOTAL CONSUMER DISCRETIONARY		96,860

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 0% 8/6/2030 (b)(d)(e)(g)	5,000	4,878
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% 8/2/2028 (b)(d)(e)(h)	1,192	566
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% 8/2/2028 (b)(d)(e)(h)	345	164
Del Monte Foods Corp II Inc Tranche TLA DIP, term loan CME Term SOFR 3 month Index + 0.1%, 13.9612% 3/30/2026 (b)(d)(e)	2,887	2,752
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 0.1%, 13.964% 3/30/2026 (b)(d)(e)	3,745	2,921
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8294% 7/12/2032 (b)(d)(e)	5,000	4,963
		11,366
TOTAL CONSUMER STAPLES		16,244

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.8075% 10/30/2028 (b)(d)(e)	29,925	14,252
Financials - 0.0%
Insurance - 0.0%
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6805% 1/31/2028 (b)(d)(e)	7,000	6,801
Health Care - 0.2%
Health Care Equipment & Supplies - 0.0%
QuidelOrtho Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 8/16/2032 (b)(d)(e)(g)	5,000	4,937
Health Care Providers & Services - 0.0%
Cano Health LLC 1LN, term loan CME Term SOFR 3 month Index + 8%, 13.7956% 6/28/2029 (b)(d)(e)	1,709	1,388
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.316% 9/24/2031 (b)(d)(e)	3,992	3,570
ModivCare Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0456% 7/1/2031 (b)(d)(e)	4,950	2,166
Team Health Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 0% 6/23/2028 (b)(d)(e)(g)	5,000	4,977
		12,101
Pharmaceuticals - 0.2%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.566% 10/8/2030 (b)(d)(e)	45,000	44,338
TOTAL HEALTH CARE		61,376

Industrials - 0.1%
Aerospace & Defense - 0.0%
TransDigm Group Inc Tranche M 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8533% 8/19/2032 (b)(d)(e)	5,000	5,001
Air Freight & Logistics - 0.0%
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2956% 3/18/2030 (b)(d)(e)	5,000	4,977
Building Products - 0.0%
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 9.9881% 8/1/2028 (b)(d)(e)	2,000	1,924
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7131% 4/12/2028 (b)(d)(e)	5,000	4,731
		6,655
Commercial Services & Supplies - 0.1%
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7962% 8/1/2030 (b)(d)(e)	16,920	14,822
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.4294% 4/11/2029 (b)(d)(e)	8,952	8,683
		23,505
Trading Companies & Distributors - 0.0%
Foundation Building Materials Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8192% 1/31/2028 (b)(d)(e)	2,990	2,994
Foundation Building Materials Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3079% 1/29/2031 (b)(d)(e)	995	997
		3,991
TOTAL INDUSTRIALS		44,129

Information Technology - 0.0%
IT Services - 0.0%
Constant Contact Inc 2LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.0792% 2/12/2029 (b)(d)(e)	1,000	877
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5792% 2/10/2028 (b)(d)(e)	6,957	6,636
		7,513
Software - 0.0%
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3195% 6/2/2028 (b)(d)(e)	5,972	5,662
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 8%, 13.2989% 6/4/2029 (b)(d)(e)	4,000	3,793
		9,455
TOTAL INFORMATION TECHNOLOGY		16,968

Materials - 0.2%
Chemicals - 0.2%
American Rock Salt Co LLC 1LN, term loan 2% 6/12/2028 (b)(e)(f)	124	124
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.4605% 6/9/2028 (b)(d)(e)	985	746
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 7%, 11.4633% 6/12/2028 (b)(d)(e)	475	474
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3206% 7/3/2028 (b)(d)(e)	21,960	19,312
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3599% 3/15/2029 (b)(d)(e)	6,982	6,966
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.8535% 3/15/2030 (b)(d)(e)	1,706	1,678
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.666% 4/2/2029 (b)(d)(e)	10,000	8,975
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0579% 8/25/2031 (b)(d)(e)	13,386	13,172
Olympus Water US Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 7/26/2032 (b)(d)(e)(g)	5,000	4,983
		56,430
Metals & Mining - 0.0%
Vibrantz Technologies Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.7285% 4/23/2029 (b)(d)(e)	8,977	7,094
TOTAL MATERIALS		63,524

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.816% 3/29/2030 (b)(d)(e)	8,936	8,995
TOTAL UNITED STATES		349,605
TOTAL BANK LOAN OBLIGATIONS (Cost $388,910)		372,191

Commercial Mortgage Securities - 0.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.9%
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.5069% 3/15/2030 (b)(c)(d)	74,709	74,615
BXHPP Trust Series 2021-FILM Class A, CME Term SOFR 1 month Index + 0.7645%, 5.1275% 8/15/2036 (b)(c)(d)	250,000	241,635
DC Commercial Mortgage Trust Series 2023-DC Class A, 6.3143% 9/12/2040 (c)	100,000	103,883
TOTAL UNITED STATES		420,133
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $419,948)		420,133

Common Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc	343	844
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (i)(j)	268	3,243
Cano Health LLC warrants (i)(j)	29	99
		3,342
TOTAL UNITED STATES		4,186
TOTAL COMMON STOCKS (Cost $15,175)		4,186

Convertible Corporate Bonds - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Communication Services - 0.1%
Media - 0.1%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	21,014	42,768
Financials - 0.0%
Financial Services - 0.0%
Redfin Corp 0.5% 4/1/2027	14,000	12,880
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
MKS Inc 1.25% 6/1/2030	6,000	6,012
ON Semiconductor Corp 0% 5/1/2027 (k)	5,000	5,713
Wolfspeed Inc 1.875% (h)	22,000	7,865
		19,590
Software - 0.0%
Riot Platforms Inc 0.75% 1/15/2030 (c)	14,000	16,786
TOTAL INFORMATION TECHNOLOGY		36,376

Utilities - 0.0%
Electric Utilities - 0.0%
PG&E Corp 4.25% 12/1/2027	5,000	5,078
TOTAL UNITED STATES		97,102
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $74,949)		97,102

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Acrisure Holdings Inc Series A-2 (j)	282	7,160
Apollo Global Management Inc Series A, 6.75%	50	3,588
		10,748
Materials - 0.0%
Chemicals - 0.0%
Albemarle Corp 7.25%	59	2,332
TOTAL UNITED STATES		13,080
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $12,732)		13,080

Foreign Government and Government Agency Obligations - 0.8%
		Principal Amount (a)	Value ($)
GERMANY - 0.1%
German Federal Republic 0% 8/15/2030 (l)	EUR	25,000	26,274
German Federal Republic 0% 8/15/2031 (l)	EUR	20,000	20,443
German Federal Republic 2.6% 8/15/2035 (l)	EUR	10,000	11,584
TOTAL GERMANY			58,301
MEXICO - 0.5%
United Mexican States 3.5% 2/12/2034		250,000	213,313
UNITED KINGDOM - 0.2%
United Kingdom of Great Britain and Northern Ireland 0.875% 7/31/2033 (l)	GBP	30,000	30,862
United Kingdom of Great Britain and Northern Ireland 4.25% 6/7/2032 (l)	GBP	29,000	39,139
United Kingdom of Great Britain and Northern Ireland 4.25% 7/31/2034 (l)	GBP	20,000	26,256
TOTAL UNITED KINGDOM			96,257
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $352,802)			367,871

Non-Convertible Corporate Bonds - 32.8%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Mineral Resources Ltd 8% 11/1/2027 (c)		8,000	8,143
Mineral Resources Ltd 8.125% 5/1/2027 (c)		7,000	7,003
Mineral Resources Ltd 8.5% 5/1/2030 (c)		31,000	32,176

TOTAL AUSTRALIA			47,322
BRAZIL - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Ambipar Lux Sarl 9.875% 2/6/2031 (c)		11,000	9,237
CANADA - 0.7%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
TELUS Corp 3.4% 5/13/2032		130,000	119,162
TELUS Corp 6.625% 10/15/2055 (b)		4,000	4,069
TELUS Corp 7% 10/15/2055 (b)		2,000	2,052
			125,283
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (c)		11,000	10,285
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (c)		14,000	14,167
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (c)		4,000	4,097
			28,549
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Alimentation Couche-Tard Inc 3.625% 5/13/2051 (c)		150,000	104,451
Industrials - 0.0%
Machinery - 0.0%
New Flyer Holdings Inc 9.25% 7/1/2030 (c)		2,000	2,145
Information Technology - 0.1%
Software - 0.1%
Open Text Corp 3.875% 12/1/2029 (c)		22,000	20,738
Open Text Corp 3.875% 2/15/2028 (c)		13,000	12,636
Open Text Holdings Inc 4.125% 12/1/2031 (c)		8,000	7,361
Open Text Holdings Inc 4.125% 2/15/2030 (c)		7,000	6,608
			47,343
Materials - 0.0%
Metals & Mining - 0.0%
Hudbay Minerals Inc 4.5% 4/1/2026 (c)		7,000	6,952
Hudbay Minerals Inc 6.125% 4/1/2029 (c)		7,000	7,077
			14,029
Utilities - 0.0%
Gas Utilities - 0.0%
AltaGas Ltd 7.2% 10/15/2054 (b)(c)		22,000	22,293
TOTAL CANADA			344,093
CHILE - 0.0%
Communication Services - 0.0%
Media - 0.0%
VTR Finance NV 6.375% 7/15/2028 (c)		14,000	13,664
Industrials - 0.0%
Construction & Engineering - 0.0%
ATP Tower Holdings / Andean Telecom Partners Chile SpA / Andean Tower Partners C 7.875% 2/3/2030 (c)		5,000	5,089
TOTAL CHILE			18,753
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd 5.75% 11/24/2028 (c)		19,000	7,054
Gran Tierra Energy Inc 9.5% 10/15/2029 (c)		7,000	5,696
			12,750
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (c)		10,000	9,175
TOTAL COLOMBIA			21,925
FINLAND - 0.5%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Amer Sports Co 6.75% 2/16/2031 (c)		12,000	12,508
Financials - 0.2%
Banks - 0.2%
Nordea Bank Abp 3.625% 3/15/2034 (l)	EUR	100,000	118,506
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Citycon Treasury BV 5% 3/11/2030 (l)	EUR	100,000	119,633
TOTAL FINLAND			250,647
FRANCE - 0.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA 5.125% 7/15/2029 (c)		36,000	30,780
Altice France SA 5.5% 1/15/2028 (c)		5,000	4,400
Altice France SA 5.5% 10/15/2029 (c)		1,000	857
			36,037
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA 7.5% 4/15/2032 (c)		27,000	28,671
Viridien 10% 10/15/2030 (c)		11,000	10,993
			39,664
Financials - 0.7%
Banks - 0.7%
BNP Paribas SA 4.042% 1/10/2032 (b)(l)	EUR	100,000	120,591
Societe Generale SA 5.5% 4/13/2029 (b)(c)		200,000	204,428
			325,019
TOTAL FRANCE			400,720
GERMANY - 0.5%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
ZF North America Capital Inc 6.75% 4/23/2030 (c)		5,000	4,873
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Vonovia SE 0.625% 3/24/2031 (l)	EUR	100,000	101,861
Utilities - 0.3%
Electric Utilities - 0.3%
EnBW International Finance BV 3.85% 5/23/2030 (l)	EUR	100,000	121,836
TOTAL GERMANY			228,570
GHANA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Kosmos Energy Ltd 7.125% 4/4/2026 (c)		7,000	6,937
Kosmos Energy Ltd 7.75% 5/1/2027 (c)		6,000	5,679
Tullow Oil PLC 10.25% 5/15/2026 (c)		15,000	12,633

TOTAL GHANA			25,249
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (c)		10,000	10,289
HONG KONG - 0.4%
Financials - 0.4%
Insurance - 0.4%
AIA Group Ltd 3.375% 4/7/2030 (c)		200,000	193,887
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (c)		3,000	2,843
TOTAL HONG KONG			196,730
IRELAND - 0.3%
Financials - 0.3%
Banks - 0.3%
AIB Group PLC 2.875% 5/30/2031 (b)(l)	EUR	100,000	117,016
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC 7.375% 9/15/2032 (c)		15,000	15,051
TOTAL IRELAND			132,067
ISRAEL - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energean Israel Finance Ltd 4.875% 3/30/2026 (c)(l)		3,000	2,966
Energean Israel Finance Ltd 5.375% 3/30/2028 (c)(l)		4,000	3,880
Energean Israel Finance Ltd 5.875% 3/30/2031 (c)(l)		2,000	1,878
Energean PLC 6.5% 4/30/2027 (c)		24,000	23,734

TOTAL ISRAEL			32,458
ITALY - 1.4%
Financials - 0.3%
Banks - 0.3%
Intesa Sanpaolo SpA 5.125% 8/29/2031 (l)	EUR	100,000	129,307
Utilities - 1.1%
Electric Utilities - 0.7%
Enel Finance International NV 2.875% 4/11/2029 (l)	GBP	100,000	127,198
Enel Finance International NV 5.125% 6/26/2029 (c)		200,000	204,995
			332,193
Gas Utilities - 0.4%
Snam SpA 5% 5/28/2030 (c)		200,000	203,051
TOTAL UTILITIES			535,244

TOTAL ITALY			664,551
JAPAN - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
NTT Finance Corp 4.62% 7/16/2028 (c)		200,000	202,134
LUXEMBOURG - 0.3%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5.75% 8/15/2029 (c)		17,000	13,473
Altice Financing SA 9.625% 7/15/2027 (c)		1,000	930
Altice France Holding SA 6% 2/15/2028 (c)		12,000	4,319
			18,722
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (c)		8,000	6,882
Real Estate - 0.3%
Industrial REITs - 0.3%
Prologis International Funding II SA 4.375% 7/1/2036 (l)	EUR	100,000	121,200
TOTAL LUXEMBOURG			146,804
MULTI-NATIONAL - 0.1%
Financials - 0.1%
Banks - 0.1%
European Investment Bank 0.5% 11/13/2037	EUR	50,000	42,824
NETHERLANDS - 0.7%
Financials - 0.5%
Banks - 0.5%
Cooperatieve Rabobank UA 1.125% 5/7/2031 (l)	EUR	100,000	104,827
ING Groep NV 4.5% 5/23/2029 (b)(l)	EUR	100,000	122,075
			226,902
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP BV / NXP Funding LLC / NXP USA Inc 2.5% 5/11/2031		140,000	125,485
TOTAL NETHERLANDS			352,387
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 5.625% 11/29/2026 (c)		3,000	2,948
IHS Holding Ltd 6.25% 11/29/2028 (c)		1,000	988
IHS Holding Ltd 8.25% 11/29/2031 (c)		14,000	14,400

TOTAL NIGERIA			18,336
NORWAY - 0.2%
Financials - 0.2%
Banks - 0.2%
DNB Bank ASA 0.25% 2/23/2029 (b)(l)	EUR	100,000	110,203
PANAMA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (c)		15,000	15,748
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (c)		13,000	11,253
SPAIN - 0.3%
Utilities - 0.3%
Electric Utilities - 0.3%
Iberdrola Finanzas SA 3% 9/30/2031 (l)	EUR	100,000	117,019
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (c)		21,000	20,338
TOTAL SPAIN			137,357
SWITZERLAND - 0.3%
Financials - 0.3%
Insurance - 0.3%
Swiss Re Finance Luxembourg SA 2.534% 4/30/2050 (b)(l)	EUR	100,000	112,354
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (c)		9,000	8,272
Consolidated Energy Finance SA 5.625% 10/15/2028 (c)		2,000	1,677
			9,949
TOTAL SWITZERLAND			122,303
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (c)		16,000	16,560
UNITED KINGDOM - 2.3%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Compass Group PLC 3.25% 9/16/2033 (l)	EUR	100,000	116,134
Consumer Staples - 0.3%
Household Products - 0.3%
Reckitt Benckiser Treasury Services PLC 3.875% 9/14/2033 (l)	EUR	100,000	120,843
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG Global Finance PLC 12% 11/30/2028 (c)		21,000	23,186
Financials - 0.5%
Banks - 0.5%
Lloyds Banking Group PLC 3.875% 5/14/2032 (b)(l)	EUR	100,000	119,910
NatWest Group PLC 2.057% 11/9/2028 (b)(l)	GBP	100,000	128,055
			247,965
Health Care - 0.3%
Pharmaceuticals - 0.3%
Astrazeneca Finance LLC 1.75% 5/28/2028		140,000	132,421
Utilities - 1.0%
Electric Utilities - 0.6%
NGG Finance PLC 2.125% 9/5/2082 (b)(l)	EUR	100,000	114,637
SSE PLC 4% 9/5/2031 (l)	EUR	100,000	122,277
			236,914
Independent Power and Renewable Electricity Producers - 0.1%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (c)		56,000	56,801
Water Utilities - 0.3%
Severn Trent Utilities Finance PLC 4.625% 11/30/2034 (l)	GBP	100,000	125,873
TOTAL UTILITIES			419,588

TOTAL UNITED KINGDOM			1,060,137
UNITED STATES - 23.3%
Communication Services - 1.8%
Diversified Telecommunication Services - 0.7%
Cablevision Lightpath LLC 3.875% 9/15/2027 (c)		1,000	987
Connect Holding II LLC 10.5% 4/3/2031 (c)		5,000	4,921
Level 3 Financing Inc 10% 10/15/2032 (c)		1,000	1,003
Level 3 Financing Inc 3.625% 1/15/2029 (c)		4,000	3,400
Level 3 Financing Inc 3.75% 7/15/2029 (c)		8,000	6,680
Level 3 Financing Inc 3.875% 10/15/2030 (c)		3,000	2,550
Level 3 Financing Inc 4% 4/15/2031 (c)		24,000	20,100
Level 3 Financing Inc 4.25% 7/1/2028 (c)		2,000	1,834
Level 3 Financing Inc 4.5% 4/1/2030 (c)		13,000	11,668
Level 3 Financing Inc 4.875% 6/15/2029 (c)		5,000	4,663
Level 3 Financing Inc 6.875% 6/30/2033 (c)		10,000	10,090
Level 3 Financing Inc 7% 3/31/2034 (c)		10,000	10,068
Lumen Technologies Inc 4.125% 4/15/2030 (c)		2,000	1,960
Lumen Technologies Inc 4.5% 1/15/2029 (c)		1,000	910
Verizon Communications Inc 5.05% 5/9/2033		250,000	254,560
			335,394
Entertainment - 0.3%
Walt Disney Co/The 2.65% 1/13/2031		140,000	130,160
Interactive Media & Services - 0.0%
Snap Inc 6.875% 3/1/2033 (c)		2,000	2,020
Snap Inc 6.875% 3/15/2034 (c)		5,000	5,013
			7,033
Media - 0.8%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (c)		6,000	4,980
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (c)		33,000	28,654
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (c)		29,000	26,901
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (c)		17,000	16,914
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (c)		1,000	992
CCO Holdings LLC / CCO Holdings Capital Corp 5.5% 5/1/2026 (c)		13,000	13,013
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029		10,000	10,156
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029		22,000	23,125
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034		12,000	12,729
Charter Communications Operating LLC / Charter Communications Operating Capital 6.7% 12/1/2055 (m)		100,000	98,794
CMG Media Corp 8.875% 6/18/2029 (c)		2,000	1,863
CSC Holdings LLC 3.375% 2/15/2031 (c)		27,000	17,269
CSC Holdings LLC 4.625% 12/1/2030 (c)		15,000	6,572
DISH DBS Corp 5.125% 6/1/2029		23,000	18,987
DISH DBS Corp 5.25% 12/1/2026 (c)		1,000	970
DISH DBS Corp 7.375% 7/1/2028		4,000	3,620
DISH DBS Corp 7.75% 7/1/2026		2,000	1,945
Dotdash Meredith Inc 7.625% 6/15/2032 (c)		5,000	4,899
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (b)		28,897	28,509
EW Scripps Co/The 9.875% 8/15/2030 (c)		3,000	2,820
Paramount Global 6.375% 3/30/2062 (b)		10,000	10,017
Univision Communications Inc 7.375% 6/30/2030 (c)		19,000	19,104
Univision Communications Inc 8% 8/15/2028 (c)		7,000	7,265
Univision Communications Inc 8.5% 7/31/2031 (c)		33,000	34,006
Univision Communications Inc 9.375% 8/1/2032 (c)		5,000	5,265
			399,369
TOTAL COMMUNICATION SERVICES			871,956

Consumer Discretionary - 2.3%
Automobile Components - 0.0%
Adient Global Holdings Ltd 7.5% 2/15/2033 (c)		10,000	10,414
Automobiles - 0.1%
General Motors Co 5.4% 10/15/2029		40,000	41,261
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (c)		4,000	3,780
			45,041
Broadline Retail - 0.2%
GrubHub Holdings Inc 5.5% 7/1/2027 (c)		10,000	9,966
Nordstrom Inc 4.375% 4/1/2030		10,000	9,209
Saks Global Enterprises LLC 11% 12/15/2029 (c)		7,152	2,824
Wayfair LLC 7.25% 10/31/2029 (c)		44,000	44,864
Wayfair LLC 7.75% 9/15/2030 (c)		9,000	9,298
			76,161
Diversified Consumer Services - 0.1%
Sotheby's 7.375% 10/15/2027 (c)		19,000	18,791
StoneMor Inc 8.5% 5/15/2029 (c)		11,000	10,612
			29,403
Hotels, Restaurants & Leisure - 0.3%
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer Inc 9.5% 7/1/2032 (c)		5,000	5,185
Carnival Corp 5.75% 3/15/2030 (c)		23,000	23,579
Carnival Corp 5.75% 8/1/2032 (c)		5,000	5,088
Carnival Corp 5.875% 6/15/2031 (c)		10,000	10,251
Carnival Corp 6.125% 2/15/2033 (c)		12,000	12,323
CEC Entertainment LLC 6.75% 5/1/2026 (c)		8,000	7,967
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (c)		19,000	17,343
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (c)		20,000	20,165
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (c)		7,000	7,144
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (c)		2,000	2,037
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (c)		7,000	7,189
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (c)		6,000	4,825
Yum! Brands Inc 4.625% 1/31/2032		18,000	17,399
			140,495
Household Durables - 0.2%
Beazer Homes USA Inc 7.5% 3/15/2031 (c)		17,000	17,278
LGI Homes Inc 7% 11/15/2032 (c)		20,000	19,505
Newell Brands Inc 6.375% 5/15/2030		7,000	6,908
Newell Brands Inc 6.625% 5/15/2032		7,000	6,837
Newell Brands Inc 6.875% 4/1/2036 (n)		1,000	977
Newell Brands Inc 7% 4/1/2046 (n)		7,000	6,083
Newell Brands Inc 8.5% 6/1/2028 (c)		4,000	4,223
Tri Pointe Homes Inc 5.25% 6/1/2027		6,000	5,997
Tri Pointe Homes Inc 5.7% 6/15/2028		2,000	2,032
Whirlpool Corp 5.75% 3/1/2034		7,000	6,789
Whirlpool Corp 6.125% 6/15/2030		9,000	9,100
Whirlpool Corp 6.5% 6/15/2033		26,000	26,182
			111,911
Specialty Retail - 1.1%
Carvana Co 4.875% 9/1/2029 (c)		5,000	4,551
Carvana Co 5.625% 10/1/2025 (c)		15,000	14,963
Carvana Co 9% 12/1/2028 pay-in-kind (b)(c)		3,842	3,929
Carvana Co 9% 6/1/2030 pay-in-kind (b)(c)		3,383	3,538
Carvana Co 9% 6/1/2031 pay-in-kind (b)(c)		7,816	8,868
Home Depot Inc/The 3.25% 4/15/2032		130,000	121,060
LBM Acquisition LLC 6.25% 1/15/2029 (c)		5,000	4,587
LBM Acquisition LLC 9.5% 6/15/2031 (c)		10,000	10,480
Lowe's Cos Inc 3.75% 4/1/2032		130,000	123,443
Lowe's Cos Inc 4.25% 4/1/2052		130,000	100,721
Sally Holdings LLC / Sally Capital Inc 6.75% 3/1/2032		2,000	2,075
SGUS LLC 11% 12/15/2029 (c)		3,030	2,663
Staples Inc 10.75% 9/1/2029 (c)		14,000	13,405
Staples Inc 12.75% 1/15/2030 (c)		7,271	5,176
TJX Cos Inc/The 3.875% 4/15/2030		120,000	119,129
			538,588
Textiles, Apparel & Luxury Goods - 0.3%
Tapestry Inc 3.05% 3/15/2032		140,000	125,370
William Carter Co/The 5.625% 3/15/2027 (c)		4,000	3,992
			129,362
TOTAL CONSUMER DISCRETIONARY			1,081,375

Consumer Staples - 0.8%
Consumer Staples Distribution & Retail - 0.1%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (c)		10,000	9,849
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (c)		7,000	7,160
C&S Group Enterprises LLC 5% 12/15/2028 (c)		8,000	7,274
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (c)		14,000	14,738
Performance Food Group Inc 4.25% 8/1/2029 (c)		6,000	5,810
Performance Food Group Inc 6.125% 9/15/2032 (c)		7,000	7,165
US Foods Inc 5.75% 4/15/2033 (c)		2,000	2,006
			54,002
Food Products - 0.7%
General Mills Inc 2.25% 10/14/2031		290,000	254,908
Post Holdings Inc 4.625% 4/15/2030 (c)		8,000	7,715
Post Holdings Inc 6.25% 10/15/2034 (c)		7,000	7,041
Post Holdings Inc 6.25% 2/15/2032 (c)		7,000	7,191
Post Holdings Inc 6.375% 3/1/2033 (c)		19,000	19,193
			296,048
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (c)		12,000	12,253
TOTAL CONSUMER STAPLES			362,303

Energy - 0.6%
Energy Equipment & Services - 0.0%
Archrock Partners LP / Archrock Partners Finance Corp 6.25% 4/1/2028 (c)		16,000	16,054
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (c)		4,000	4,100
Nabors Industries Ltd 7.5% 1/15/2028 (c)		7,000	7,026
Oceaneering International Inc 6% 2/1/2028		20,000	20,208
			47,388
Oil, Gas & Consumable Fuels - 0.6%
Calumet Specialty Products Partners LP / Calumet Finance Corp 8.125% 1/15/2027 (c)		5,000	4,987
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (c)		15,000	14,722
CNX Midstream Partners LP 4.75% 4/15/2030 (c)		24,000	22,766
CNX Resources Corp 6% 1/15/2029 (c)		8,000	8,017
CNX Resources Corp 7.25% 3/1/2032 (c)		12,000	12,452
CNX Resources Corp 7.375% 1/15/2031 (c)		7,000	7,260
CVR Energy Inc 8.5% 1/15/2029 (c)		17,000	17,183
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		13,000	13,175
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (c)		5,000	5,117
Kinetik Holdings LP 6.625% 12/15/2028 (c)		19,000	19,548
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (c)		4,000	3,956
New Fortress Energy Inc 6.5% 9/30/2026 (c)		3,000	1,049
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		39,000	38,015
Sunoco LP 6.25% 7/1/2033 (c)		7,000	7,154
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (c)		56,000	55,172
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (c)		33,000	32,421
			262,994
TOTAL ENERGY			310,382

Financials - 4.7%
Banks - 2.2%
Bank of America Corp 2.687% 4/22/2032 (b)		70,000	63,503
Bank of America Corp 4.623% 5/9/2029 (b)		209,000	211,358
Bank of America Corp 5.015% 7/22/2033 (b)		168,000	170,660
Bank of America Corp 6.204% 11/10/2028 (b)		50,000	52,109
Citigroup Inc 4.91% 5/24/2033 (b)		90,000	90,403
Fifth Third Bancorp 4.895% 9/6/2030 (b)		50,000	50,862
JPMorgan Chase & Co 2.963% 1/25/2033 (b)		70,000	63,499
JPMorgan Chase & Co 4.586% 4/26/2033 (b)		142,000	141,398
JPMorgan Chase & Co 4.912% 7/25/2033 (b)		28,000	28,389
JPMorgan Chase & Co 5.103% 4/22/2031 (b)		27,000	27,855
JPMorgan Chase & Co 5.572% 4/22/2036 (b)		33,000	34,308
Santander Holdings USA Inc 5.807% 9/9/2026 (b)		35,000	35,007
Santander Holdings USA Inc 6.499% 3/9/2029 (b)		27,000	28,262
Western Alliance Bancorp 3% 6/15/2031 (b)		9,000	8,547
			1,006,160
Capital Markets - 1.2%
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (b)		109,000	99,116
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (b)		130,000	128,662
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (c)		10,000	10,028
Morgan Stanley 2.943% 1/21/2033 (b)		70,000	63,055
Morgan Stanley 4.889% 7/20/2033 (b)		68,000	68,555
Morgan Stanley 5.192% 4/17/2031 (b)		25,000	25,769
Morgan Stanley 5.664% 4/17/2036 (b)		20,000	20,818
MSCI Inc 5.25% 9/1/2035		25,000	24,800
State Street Corp 3.031% 11/1/2034 (b)		130,000	121,973
			562,776
Consumer Finance - 0.2%
Ally Financial Inc 6.646% 1/17/2040 (b)		12,000	11,909
LFS Topco LLC 8.75% 7/15/2030 (c)		5,000	4,891
Navient Corp 7.875% 6/15/2032		5,000	5,276
OneMain Finance Corp 3.5% 1/15/2027		1,000	979
OneMain Finance Corp 3.875% 9/15/2028		39,000	37,385
OneMain Finance Corp 6.125% 5/15/2030		10,000	10,143
OneMain Finance Corp 6.625% 5/15/2029		7,000	7,198
OneMain Finance Corp 7.125% 11/15/2031		7,000	7,273
OneMain Finance Corp 7.125% 9/15/2032		5,000	5,206
SLM Corp 6.5% 1/31/2030		4,000	4,186
			94,446
Financial Services - 0.2%
Block Inc 3.5% 6/1/2031		49,000	45,267
Block Inc 5.625% 8/15/2030 (c)		5,000	5,111
Block Inc 6% 8/15/2033 (c)		5,000	5,133
Block Inc 6.5% 5/15/2032		15,000	15,542
Clue Opco LLC 9.5% 10/15/2031 (c)		2,000	2,129
NFE Financing LLC 12% 11/15/2029 (c)		12,548	4,611
PennyMac Financial Services Inc 6.75% 2/15/2034 (c)		5,000	5,034
Scientific Games Holdings LP/Scientific Games US FinCo Inc 6.625% 3/1/2030 (c)		10,000	9,597
Walker & Dunlop Inc 6.625% 4/1/2033 (c)		2,000	2,081
WEX Inc 6.5% 3/15/2033 (c)		7,000	7,162
			101,667
Insurance - 0.8%
Equitable Financial Life Global Funding 1.3% 7/12/2026 (c)		200,000	195,145
Marsh & McLennan Cos Inc 2.375% 12/15/2031		210,000	186,043
			381,188
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Starwood Property Trust Inc 3.625% 7/15/2026 (c)		2,000	1,969
Starwood Property Trust Inc 6% 4/15/2030 (c)		7,000	7,112
Starwood Property Trust Inc 6.5% 10/15/2030 (c)		12,000	12,387
Starwood Property Trust Inc 6.5% 7/1/2030 (c)		7,000	7,265
Starwood Property Trust Inc 7.25% 4/1/2029 (c)		12,000	12,576
			41,309
TOTAL FINANCIALS			2,187,546

Health Care - 2.3%
Biotechnology - 0.5%
Amgen Inc 3% 2/22/2029		260,000	250,215
Emergent BioSolutions Inc 3.875% 8/15/2028 (c)		9,000	7,535
			257,750
Health Care Equipment & Supplies - 0.0%
Insulet Corp 6.5% 4/1/2033 (c)		3,000	3,110
Health Care Providers & Services - 1.1%
AMN Healthcare Inc 4% 4/15/2029 (c)		12,000	11,192
CHS/Community Health Systems Inc 4.75% 2/15/2031 (c)		67,000	57,110
CHS/Community Health Systems Inc 5.25% 5/15/2030 (c)		11,000	9,860
CHS/Community Health Systems Inc 6.125% 4/1/2030 (c)		16,000	11,498
CHS/Community Health Systems Inc 9.75% 1/15/2034 (c)		5,000	5,064
CVS Health Corp 5% 9/15/2032		12,000	12,055
CVS Health Corp 6.75% 12/10/2054 (b)		55,000	55,754
CVS Health Corp 7% 3/10/2055 (b)		24,000	24,987
DaVita Inc 3.75% 2/15/2031 (c)		24,000	21,901
DaVita Inc 6.75% 7/15/2033 (c)		5,000	5,182
DaVita Inc 6.875% 9/1/2032 (c)		12,000	12,414
Encompass Health Corp 4.625% 4/1/2031		12,000	11,635
HAH Group Holding Co LLC 9.75% 10/1/2031 (c)		10,000	9,246
Humana Inc 3.7% 3/23/2029		130,000	127,412
ModivCare Inc 5% 10/1/2029 (c)		2,000	4
Molina Healthcare Inc 3.875% 11/15/2030 (c)		15,000	13,778
Molina Healthcare Inc 6.25% 1/15/2033 (c)		14,000	14,100
Owens & Minor Inc 4.5% 3/31/2029 (c)		2,000	1,699
Owens & Minor Inc 6.625% 4/1/2030 (c)		19,000	16,481
Pediatrix Medical Group Inc 5.375% 2/15/2030 (c)		14,000	13,849
Radiology Partners Inc 9.781% 2/15/2030 pay-in-kind (b)(c)		1,099	1,072
Team Health Holdings Inc 8.375% 6/30/2028 (c)		5,000	5,061
Tenet Healthcare Corp 6.125% 10/1/2028		67,000	67,048
Tenet Healthcare Corp 6.125% 6/15/2030		6,000	6,092
US Acute Care Solutions LLC 9.75% 5/15/2029 (c)		11,000	11,288
			525,782
Health Care Technology - 0.1%
IQVIA Inc 5% 10/15/2026 (c)		2,000	1,998
IQVIA Inc 5% 5/15/2027 (c)		9,000	8,964
IQVIA Inc 6.25% 6/1/2032 (c)		20,000	20,616
			31,578
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International Inc 3.75% 3/15/2029 (c)		3,000	2,844
Charles River Laboratories International Inc 4.25% 5/1/2028 (c)		45,000	43,946
Fortrea Holdings Inc 7.5% 7/1/2030 (c)		3,000	2,858
			49,648
Pharmaceuticals - 0.5%
Bausch Health Americas Inc 8.5% 1/31/2027 (c)		5,000	4,988
Bristol-Myers Squibb Co 2.95% 3/15/2032		70,000	63,860
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (c)		23,000	19,708
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (c)		5,000	4,734
Zoetis Inc 2% 5/15/2030		140,000	126,876
			220,166
TOTAL HEALTH CARE			1,088,034

Industrials - 2.0%
Aerospace & Defense - 0.1%
ATI Inc 4.875% 10/1/2029		20,000	19,593
ATI Inc 7.25% 8/15/2030		7,000	7,374
TransDigm Inc 6% 1/15/2033 (c)		7,000	7,079
TransDigm Inc 6.25% 1/31/2034 (c)		5,000	5,130
TransDigm Inc 6.375% 3/1/2029 (c)		7,000	7,167
TransDigm Inc 6.375% 5/31/2033 (c)		5,000	5,066
TransDigm Inc 6.75% 1/31/2034 (c)		5,000	5,161
			56,570
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (c)		19,000	19,691
Building Products - 0.4%
Advanced Drainage Systems Inc 6.375% 6/15/2030 (c)		7,000	7,139
Builders FirstSource Inc 6.375% 3/1/2034 (c)		7,000	7,209
Builders FirstSource Inc 6.75% 5/15/2035 (c)		10,000	10,429
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (c)		5,000	4,811
Carrier Global Corp 2.493% 2/15/2027		130,000	127,195
Carrier Global Corp 5.9% 3/15/2034		3,000	3,199
Carrier Global Corp 6.2% 3/15/2054		2,000	2,126
Cornerstone Building Brands Inc 6.125% 1/15/2029 (c)		8,000	6,160
Cornerstone Building Brands Inc 9.5% 8/15/2029 (c)		5,000	4,812
JELD-WEN Inc 4.875% 12/15/2027 (c)		12,000	11,806
			184,886
Commercial Services & Supplies - 0.3%
Artera Services LLC 8.5% 2/15/2031 (c)		39,000	34,080
Brand Industrial Services Inc 10.375% 8/1/2030 (c)		31,000	30,435
Neptune Bidco US Inc 9.29% 4/15/2029 (c)		13,000	12,903
OT Midco Inc 10% 2/15/2030 (c)		7,000	4,782
Reworld Holding Corp 4.875% 12/1/2029 (c)		48,000	46,413
			128,613
Construction & Engineering - 0.0%
AECOM 6% 8/1/2033 (c)		10,000	10,207
Electrical Equipment - 0.1%
Atkore Inc 4.25% 6/1/2031 (c)		10,000	9,287
Sensata Technologies BV 4% 4/15/2029 (c)		10,000	9,578
WESCO Distribution Inc 6.375% 3/15/2033 (c)		7,000	7,261
			26,126
Industrial Conglomerates - 0.7%
Honeywell International Inc 1.75% 9/1/2031		140,000	120,572
Trane Technologies Financing Ltd 3.8% 3/21/2029		130,000	128,755
Trane Technologies Financing Ltd 5.25% 3/3/2033		50,000	51,665
			300,992
Machinery - 0.3%
Enpro Inc 6.125% 6/1/2033 (c)		4,000	4,081
Otis Worldwide Corp 2.565% 2/15/2030		140,000	130,501
Terex Corp 6.25% 10/15/2032 (c)		12,000	12,148
			146,730
Passenger Airlines - 0.0%
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (c)		7,000	6,955
Professional Services - 0.1%
Verisk Analytics Inc 4.5% 8/15/2030		10,000	10,040
Verisk Analytics Inc 5.125% 2/15/2036		23,000	22,849
			32,889
Trading Companies & Distributors - 0.0%
Herc Holdings Inc 7% 6/15/2030 (c)		10,000	10,408
Herc Holdings Inc 7.25% 6/15/2033 (c)		5,000	5,245
United Rentals North America Inc 6.125% 3/15/2034 (c)		7,000	7,250
			22,903
TOTAL INDUSTRIALS			936,562

Information Technology - 1.0%
Communications Equipment - 0.0%
Viasat Inc 7.5% 5/30/2031 (c)		3,000	2,816
Electronic Equipment, Instruments & Components - 0.3%
Dell International LLC / EMC Corp 6.2% 7/15/2030		110,000	118,261
Insight Enterprises Inc 6.625% 5/15/2032 (c)		2,000	2,059
TTM Technologies Inc 4% 3/1/2029 (c)		4,000	3,827
			124,147
IT Services - 0.1%
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (c)		10,000	9,963
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (c)		10,000	9,955
CoreWeave Inc 9% 2/1/2031 (c)		12,000	11,880
CoreWeave Inc 9.25% 6/1/2030 (c)		9,000	9,032
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (c)		32,000	30,317
			71,147
Semiconductors & Semiconductor Equipment - 0.5%
Entegris Inc 3.625% 5/1/2029 (c)		41,000	38,646
Entegris Inc 5.95% 6/15/2030 (c)		31,000	31,398
Micron Technology Inc 2.703% 4/15/2032		140,000	123,234
ON Semiconductor Corp 3.875% 9/1/2028 (c)		23,000	22,349
Wolfspeed Inc 7.9583% 6/23/2030 (c)(h)(j)(n)		1,688	1,684
			217,311
Software - 0.1%
Elastic NV 4.125% 7/15/2029 (c)		11,000	10,571
Fair Isaac Corp 6% 5/15/2033 (c)		10,000	10,134
Gen Digital Inc 6.25% 4/1/2033 (c)		7,000	7,198
Gen Digital Inc 7.125% 9/30/2030 (c)		11,000	11,380
Rackspace Finance LLC 3.5% 5/15/2028 (c)		3,340	1,583
UKG Inc 6.875% 2/1/2031 (c)		7,000	7,238
			48,104
Technology Hardware, Storage & Peripherals - 0.0%
Seagate Data Storage Technology Pte Ltd 4.125% 1/15/2031 (c)		8,000	7,292
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034 (c)		4,000	3,885
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (c)		5,000	5,060
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (c)		7,000	7,435
			23,672
TOTAL INFORMATION TECHNOLOGY			487,197

Materials - 0.6%
Chemicals - 0.5%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (b)(c)		9,383	8,327
Celanese US Holdings LLC 6.5% 4/15/2030		7,000	7,064
Celanese US Holdings LLC 6.75% 4/15/2033		9,000	9,065
Chemours Co/The 4.625% 11/15/2029 (c)		40,000	35,718
Chemours Co/The 5.75% 11/15/2028 (c)		15,000	14,444
GPD Cos Inc 12.5% 12/31/2029 (c)		4,588	3,841
International Flavors & Fragrances Inc 2.3% 11/1/2030 (c)		74,000	66,188
Inversion Escrow Issuer LLC 6.75% 8/1/2032 (c)		20,000	19,805
Mativ Holdings Inc 8% 10/1/2029 (c)		5,000	4,949
Olin Corp 5% 2/1/2030		7,000	6,794
Olin Corp 6.625% 4/1/2033 (c)		29,000	28,963
Olympus Water US Holding Corp 6.25% 10/1/2029 (c)		25,000	24,383
Olympus Water US Holding Corp 9.75% 11/15/2028 (c)		4,000	4,193
			233,734
Construction Materials - 0.0%
Quikrete Holdings Inc 6.375% 3/1/2032 (c)		19,000	19,596
Quikrete Holdings Inc 6.75% 3/1/2033 (c)		7,000	7,255
			26,851
Containers & Packaging - 0.1%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (c)		27,000	24,777
Ball Corp 5.5% 9/15/2033		5,000	5,060
Crown Americas LLC / Crown Americas Capital Corp 5.875% 6/1/2033 (c)		10,000	10,115
Graphic Packaging International LLC 6.375% 7/15/2032 (c)		8,000	8,128
			48,080
TOTAL MATERIALS			308,665

Real Estate - 2.9%
Diversified REITs - 0.4%
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (c)		24,000	23,599
WP Carey Inc 2.45% 2/1/2032		220,000	190,649
			214,248
Health Care REITs - 0.5%
Alexandria Real Estate Equities Inc 2% 5/18/2032		220,000	184,236
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		7,000	5,518
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		34,000	32,228
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (c)		7,000	7,339
			229,321
Hotel & Resort REITs - 0.0%
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (c)		5,000	5,164
Industrial REITs - 0.4%
Prologis LP 2.875% 11/15/2029		200,000	189,942
Office REITs - 1.1%
Boston Properties LP 2.45% 10/1/2033		220,000	178,512
Boston Properties LP 6.75% 12/1/2027		19,000	19,992
COPT Defense Properties LP 2% 1/15/2029		150,000	138,511
Hudson Pacific Properties LP 5.95% 2/15/2028		122,000	119,347
			456,362
Real Estate Management & Development - 0.3%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (c)		2,400	2,362
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (c)		10,000	9,266
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (c)		5,000	5,311
CBRE Services Inc 2.5% 4/1/2031		140,000	125,831
Taylor Morrison Communities Inc 5.125% 8/1/2030 (c)		23,000	22,933
			165,703
Retail REITs - 0.2%
Brixmor Operating Partnership LP 5.75% 2/15/2035		90,000	93,180
Specialized REITs - 0.0%
Iron Mountain Inc 4.875% 9/15/2027 (c)		12,000	11,923
TOTAL REAL ESTATE			1,365,843

Utilities - 4.3%
Electric Utilities - 2.2%
Consolidated Edison Co of New York Inc 3.35% 4/1/2030		190,000	184,162
DPL Inc 4.35% 4/15/2029		38,000	37,610
Duke Energy Carolinas LLC 3.95% 11/15/2028		170,000	169,900
Edison International 7.875% 6/15/2054 (b)		10,000	9,886
Edison International 8.125% 6/15/2053 (b)		12,000	12,004
Northern States Power Co/MN 2.25% 4/1/2031		210,000	190,835
NRG Energy Inc 5.75% 7/15/2029 (c)		20,000	19,992
NRG Energy Inc 6% 2/1/2033 (c)		7,000	7,094
NRG Energy Inc 6.25% 11/1/2034 (c)		7,000	7,177
Oncor Electric Delivery Co LLC 4.15% 6/1/2032		130,000	125,899
PG&E Corp 5% 7/1/2028		5,000	4,943
PG&E Corp 5.25% 7/1/2030		55,000	53,602
PG&E Corp 7.375% 3/15/2055 (b)		16,000	15,878
Wisconsin Electric Power Co 4.75% 9/30/2032		160,000	163,167
XPLR Infrastructure Operating Partners LP 4.5% 9/15/2027 (c)		2,000	1,962
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (c)		21,000	21,448
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (c)		7,000	7,320
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (c)		7,000	7,382
			1,040,261
Independent Power and Renewable Electricity Producers - 0.8%
AES Corp/The 1.375% 1/15/2026		140,000	138,215
AES Corp/The 2.45% 1/15/2031		228,000	204,281
AES Corp/The 6.95% 7/15/2055 (b)		5,000	4,837
TerraForm Power Operating LLC 4.75% 1/15/2030 (c)		43,000	41,491
			388,824
Multi-Utilities - 1.3%
Dominion Energy Inc 2.25% 8/15/2031		220,000	193,855
NiSource Inc 1.7% 2/15/2031		230,000	199,181
NiSource Inc 5.35% 4/1/2034		70,000	71,601
Puget Energy Inc 4.224% 3/15/2032		190,000	180,188
			644,825
TOTAL UTILITIES			2,073,910

TOTAL UNITED STATES			11,073,773
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $15,567,453)			15,692,430

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Strategy Inc 10%	135	10,699
Strategy Inc 9%	30	2,932

TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $14,259)		13,631

Preferred Securities - 0.4%
		Principal Amount (a)	Value ($)
SPAIN - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Telefonica Europe BV 2.502% (b)(l)(o)	EUR	100,000	116,220
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.0%
BW Real Estate Inc 9.5% (b)(c)(o)		7,000	7,212
Consumer Finance - 0.1%
Ally Financial Inc 4.7% (b)(o)		1,000	914
Ally Financial Inc 4.7% (b)(o)		23,000	22,431
			23,345
Insurance - 0.0%
Alliant Holdings LP 10.5% (b)(j)(o)		2,056	2,118
TOTAL FINANCIALS			32,675

Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Air Lease Corp 4.125% (b)(o)		15,000	14,794
Aircastle Ltd 5.25% (b)(c)(o)		2,000	2,035
			16,829
Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5% (b)(o)		2,000	1,833
TOTAL UNITED STATES			51,337
TOTAL PREFERRED SECURITIES (Cost $151,342)			167,557

U.S. Government Agency - Mortgage Securities - 20.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 20.5%
Fannie Mae 2.5% 1/1/2052	27,663	23,154
Fannie Mae 2.5% 6/1/2052	103,520	87,747
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	33,151	30,564
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	42,951	37,359
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	21,181	17,120
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	24,935	19,858
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	86,343	69,869
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	286,202	228,288
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	23,387	18,917
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	22,105	17,894
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	51,128	40,942
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	19,128	16,190
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	41,370	34,563
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	41,408	34,594
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	40,237	33,792
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	31,985	26,922
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	55,372	46,936
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	144,962	127,080
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	18,360	16,095
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	49,366	42,860
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	16,946	14,855
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	71,088	62,252
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	39,823	34,873
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	45,049	40,393
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	18,646	16,329
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	90,556	83,838
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	51,684	47,252
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	20,720	19,611
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	37,679	35,592
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2054	192,375	190,069
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	39,303	39,348
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	41,119	40,780
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2038	158,888	162,824
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	91,008	91,878
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	47,338	47,761
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	258,098	259,839
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	70,894	73,807
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	48,114	49,836
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	78,013	79,945
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	47,259	48,400
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	94,314	96,561
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	15,122	15,704
Freddie Mac Gold Pool 1.5% 4/1/2051	107,759	81,785
Freddie Mac Gold Pool 2% 11/1/2050	52,440	42,074
Freddie Mac Gold Pool 2% 12/1/2051	19,768	15,978
Freddie Mac Gold Pool 2% 3/1/2051	82,546	66,281
Freddie Mac Gold Pool 2.5% 11/1/2051	24,814	21,033
Freddie Mac Gold Pool 2.5% 12/1/2051	83,250	69,473
Freddie Mac Gold Pool 2.5% 12/1/2051	18,161	15,388
Freddie Mac Gold Pool 2.5% 3/1/2050	18,706	15,745
Freddie Mac Gold Pool 2.5% 4/1/2047	44,544	37,785
Freddie Mac Gold Pool 2.5% 4/1/2052	27,051	22,895
Freddie Mac Gold Pool 2.5% 5/1/2051	25,729	21,809
Freddie Mac Gold Pool 2.5% 7/1/2036	53,534	50,519
Freddie Mac Gold Pool 2.5% 8/1/2052	86,550	72,173
Freddie Mac Gold Pool 3% 1/1/2052	18,604	16,291
Freddie Mac Gold Pool 3% 5/1/2035	98,320	94,889
Freddie Mac Gold Pool 3% 6/1/2052	19,491	17,068
Freddie Mac Gold Pool 4% 10/1/2052	36,859	34,864
Freddie Mac Gold Pool 4% 2/1/2053	87,717	82,803
Freddie Mac Gold Pool 4% 5/1/2050	19,414	18,339
Freddie Mac Gold Pool 4.5% 11/1/2052	126,291	122,023
Freddie Mac Gold Pool 4.5% 9/1/2053	69,177	66,732
Freddie Mac Gold Pool 5% 12/1/2052	39,801	39,747
Freddie Mac Gold Pool 5.5% 1/1/2055	38,572	39,410
Freddie Mac Gold Pool 5.5% 3/1/2055	121,890	122,635
Freddie Mac Gold Pool 5.5% 5/1/2039	108,538	111,227
Freddie Mac Gold Pool 6% 8/1/2055	50,000	51,930
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	70,375	72,806
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	50,345	53,048
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	45,559	48,019
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	23,030	24,398
Ginnie Mae I Pool 3.5% 8/20/2052	23,326	21,290
Ginnie Mae I Pool 3.5% 9/20/2052	97,747	89,213
Ginnie Mae I Pool 4% 10/20/2052	86,530	81,406
Ginnie Mae I Pool 4.5% 4/20/2053	87,418	84,769
Ginnie Mae I Pool 5% 10/20/2054	48,463	47,978
Ginnie Mae II Pool 2% 1/20/2051	87,494	71,669
Ginnie Mae II Pool 2% 10/20/2050	89,097	72,968
Ginnie Mae II Pool 2% 11/20/2050	44,880	36,763
Ginnie Mae II Pool 2% 2/20/2051	19,129	15,669
Ginnie Mae II Pool 2% 2/20/2052	184,244	150,891
Ginnie Mae II Pool 2% 3/20/2052	68,236	55,905
Ginnie Mae II Pool 2% 4/20/2052	24,998	20,480
Ginnie Mae II Pool 2.5% 5/20/2052	135,562	115,531
Ginnie Mae II Pool 2.5% 8/20/2051	180,310	153,638
Ginnie Mae II Pool 3% 4/20/2052	148,224	131,364
Ginnie Mae II Pool 3% 8/20/2051	98,245	87,139
Ginnie Mae II Pool 3.5% 10/1/2055 (m)	50,000	45,387
Ginnie Mae II Pool 3.5% 9/1/2055 (m)	100,000	91,013
Ginnie Mae II Pool 5% 6/20/2055	149,383	147,829
Ginnie Mae II Pool 5.5% 2/20/2055	175,000	176,380
Ginnie Mae II Pool 5.5% 3/20/2055	99,999	100,788
Ginnie Mae II Pool 5.5% 6/20/2055	74,810	75,400
Ginnie Mae II Pool 6% 10/1/2055 (m)	275,000	280,229
Ginnie Mae II Pool 6% 9/1/2055 (m)	500,000	509,976
Ginnie Mae II Pool 6.5% 5/20/2055	74,505	76,741
Uniform Mortgage Backed Securities 2% 10/1/2055 (m)	900,000	714,727
Uniform Mortgage Backed Securities 2% 9/1/2055 (m)	1,300,000	1,032,180
Uniform Mortgage Backed Securities 2.5% 10/1/2055 (m)	200,000	166,063
Uniform Mortgage Backed Securities 2.5% 9/1/2055 (m)	450,000	373,588
Uniform Mortgage Backed Securities 3% 9/1/2055 (m)	200,000	173,281
Uniform Mortgage Backed Securities 3.5% 10/1/2055 (m)	200,000	180,633
Uniform Mortgage Backed Securities 3.5% 9/1/2055 (m)	300,000	271,066
Uniform Mortgage Backed Securities 5.5% 9/1/2055 (m)	50,000	50,293
TOTAL UNITED STATES		9,773,905
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $9,725,320)		9,773,905

U.S. Treasury Obligations - 38.9%
	Yield (%) (p)	Principal Amount (a)	Value ($)
US Treasury Bonds 2.25% 2/15/2052	2.81	1,950,000	1,165,658
US Treasury Bonds 2.25% 5/15/2041 (q)	3.80 to 4.31	60,000	43,478
US Treasury Bonds 2.875% 5/15/2052	3.07 to 3.19	250,000	172,393
US Treasury Bonds 3.25% 5/15/2042	3.24	200,000	164,461
US Treasury Bonds 3.375% 8/15/2042	3.46 to 4.28	700,000	583,844
US Treasury Bonds 4% 11/15/2042	3.84	100,000	90,590
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	180,000	154,477
US Treasury Bonds 4.125% 8/15/2053	4.18	100,000	87,582
US Treasury Bonds 4.25% 2/15/2054	4.37 to 4.78	645,000	577,073
US Treasury Bonds 4.25% 8/15/2054	3.96 to 4.66	155,500	139,124
US Treasury Bonds 4.5% 11/15/2054	4.55 to 4.78	531,000	495,676
US Treasury Bonds 4.625% 2/15/2055	4.54	258,000	245,906
US Treasury Bonds 4.625% 5/15/2054	4.49 to 4.66	571,000	543,989
US Treasury Bonds 4.75% 5/15/2055	4.81 to 4.95	626,000	608,981
US Treasury Bonds 4.75% 8/15/2055	4.91	447,000	434,987
US Treasury Notes 3.375% 5/15/2033	3.64 to 4.04	1,445,000	1,384,999
US Treasury Notes 3.625% 9/30/2031	3.63 to 4.00	663,000	655,541
US Treasury Notes 3.75% 12/31/2030	4.08	940,000	940,330
US Treasury Notes 3.75% 8/31/2031	3.65	120,000	119,527
US Treasury Notes 3.875% 8/15/2033	4.52 to 4.66	500,000	494,766
US Treasury Notes 3.875% 8/15/2034	3.64 to 4.27	916,000	898,109
US Treasury Notes 4% 1/31/2029	4.02 to 4.05	350,000	354,389
US Treasury Notes 4% 2/15/2034	4.14 to 4.57	248,000	246,547
US Treasury Notes 4% 4/30/2032	4.00 to 4.29	891,000	896,151
US Treasury Notes 4% 5/31/2030	4.02	778,000	788,789
US Treasury Notes 4% 6/30/2028	4.04 to 4.25	150,000	151,676
US Treasury Notes 4% 6/30/2032	4.15	360,000	361,856
US Treasury Notes 4% 7/31/2029	3.83	300,000	303,980
US Treasury Notes 4% 7/31/2032	3.94 to 4.17	611,000	613,769
US Treasury Notes 4.125% 2/29/2032	4.19	170,000	172,357
US Treasury Notes 4.125% 5/31/2032	4.05 to 4.23	611,000	618,702
US Treasury Notes 4.25% 11/15/2034	4.22 to 4.49	546,000	549,583
US Treasury Notes 4.25% 5/15/2035	4.26 to 4.45	1,063,000	1,066,322
US Treasury Notes 4.25% 6/30/2029	4.35	15,000	15,330
US Treasury Notes 4.25% 8/15/2035	4.33	60,000	60,122
US Treasury Notes 4.375% 1/31/2032	4.43 to 4.46	205,000	210,734
US Treasury Notes 4.375% 11/30/2030	3.91 to 4.35	913,000	940,568
US Treasury Notes 4.375% 5/15/2034	4.29 to 4.30	100,000	101,953
US Treasury Notes 4.625% 2/15/2035	4.17 to 4.24	580,000	599,847
US Treasury Notes 4.625% 9/30/2030	5.01	300,000	312,492
US Treasury Notes 4.875% 10/31/2030	4.91	200,000	210,688
TOTAL U.S. TREASURY OBLIGATIONS (Cost $19,360,115)			18,577,346

Money Market Funds - 6.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (r) (Cost $3,195,790)	4.36	3,195,151	3,195,790

TOTAL INVESTMENT IN SECURITIES - 108.0% (Cost $52,142,169)	51,576,287
NET OTHER ASSETS (LIABILITIES) - (8.0)%	(3,789,801)
NET ASSETS - 100.0%	47,786,486

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 3.5% 9/1/2055	(100,000)	(91,013)
Ginnie Mae II Pool 6% 9/1/2055	(375,000)	(382,482)
Uniform Mortgage Backed Securities 2% 9/1/2055	(1,225,000)	(972,632)
Uniform Mortgage Backed Securities 2.5% 9/1/2055	(450,000)	(373,588)
Uniform Mortgage Backed Securities 3.5% 9/1/2055	(200,000)	(180,711)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(2,000,426)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,987,204)		(2,000,426)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10Y US Treasury Ultra Notes Contracts (United States)	2	12/19/2025	228,844	1,293	1,293
CBOT 2Y US Treasury Notes Contracts (United States)	1	12/31/2025	208,586	389	389
CBOT 5Y US Treasury Notes Contracts (United States)	6	12/31/2025	657,000	3,188	3,188
CBOT US Treasury Long Bond Contracts (United States)	1	12/19/2025	114,313	885	885

TOTAL PURCHASED					5,755

Sold

Interest Rate Contracts
Eurex Euro-Bobl Contracts (Germany)	2	9/8/2025	274,833	1,270	1,270
Eurex Euro-Bund Contracts (Germany)	2	9/8/2025	303,121	2,671	2,671
ICE United Kingdom of Great Britain and Northern Ireland Contracts (United Kingdom)	1	12/29/2025	122,347	(230)	(230)

TOTAL SOLD					3,711

TOTAL FUTURES CONTRACTS					9,466
The notional amount of futures purchased as a percentage of Net Assets is 2.5%
The notional amount of futures sold as a percentage of Net Assets is 1.5%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	5,000	USD	5,846	Royal Bank of Canada	10/3/2025	15
USD	2,368,672	EUR	2,002,000	BNP Paribas SA	10/3/2025	22,016
USD	30,152	EUR	26,000	BNP Paribas SA	10/3/2025	(324)
USD	9,192	EUR	8,000	JPMorgan Chase Bank NA	10/3/2025	(186)
USD	5,864	EUR	5,000	JPMorgan Chase Bank NA	10/3/2025	4
USD	499,672	GBP	366,000	BNP Paribas SA	10/3/2025	4,845

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						26,370
Unrealized Appreciation						26,880
Unrealized Depreciation						(510)

Currency Abbreviations
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,680,227 or 16.1% of net assets.

(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(f)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $2,867 and $2,726, respectively.

(g)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(h)	Non-income producing - Security is in default.
(i)	Non-income producing.
(j)	Level 3 security
(k)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(l)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $2,770,857 or 5.8% of net assets.

(m)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(n)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(o)	Security is perpetual in nature with no stated maturity date.
(p)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(q)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $43,478.
(r)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,607,924	14,299,401	15,711,535	142,445	-	-	3,195,790	3,195,151	0.0%
Total	4,607,924	14,299,401	15,711,535	142,445	-	-	3,195,790

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	2,881,065	-	2,881,065	-

Bank Loan Obligations
Communication Services	30,411	-	30,411	-
Consumer Discretionary	96,860	-	96,860	-
Consumer Staples	16,244	-	16,244	-
Energy	14,252	-	14,252	-
Financials	6,801	-	6,801	-
Health Care	61,376	-	61,376	-
Industrials	44,129	-	44,129	-
Information Technology	16,968	-	16,968	-
Materials	71,074	-	71,074	-
Utilities	14,076	-	14,076	-

Commercial Mortgage Securities	420,133	-	420,133	-

Common Stocks
Energy	844	844	-	-
Health Care	3,342	-	-	3,342

Convertible Corporate Bonds
Communication Services	42,768	-	42,768	-
Financials	12,880	-	12,880	-
Information Technology	36,376	-	36,376	-
Utilities	5,078	-	5,078	-

Convertible Preferred Stocks
Financials	10,748	-	3,588	7,160
Materials	2,332	-	2,332	-

Foreign Government and Government Agency Obligations	367,871	-	367,871	-

Non-Convertible Corporate Bonds
Communication Services	1,313,133	-	1,313,133	-
Consumer Discretionary	1,243,439	-	1,243,439	-
Consumer Staples	587,597	-	587,597	-
Energy	443,689	-	443,689	-
Financials	3,821,818	-	3,821,818	-
Health Care	1,220,455	-	1,220,455	-
Industrials	970,927	-	970,927	-
Information Technology	676,585	-	674,901	1,684
Materials	386,847	-	386,847	-
Real Estate	1,708,537	-	1,708,537	-
Utilities	3,319,403	-	3,319,403	-

Non-Convertible Preferred Stocks
Information Technology	13,631	13,631	-	-

Preferred Securities
Communication Services	116,220	-	116,220	-
Financials	32,675	-	30,557	2,118
Industrials	16,829	-	16,829	-
Utilities	1,833	-	1,833	-

U.S. Government Agency - Mortgage Securities	9,773,905	-	9,773,905	-

U.S. Treasury Obligations	18,577,346	-	18,577,346	-

Money Market Funds	3,195,790	3,195,790	-	-
Total Investments in Securities:	51,576,287	3,210,265	48,351,718	14,304
Derivative Instruments:

Assets
Futures Contracts	9,696	9,696	-	-
Forward Foreign Currency Contracts	26,880	-	26,880	-
Total Assets	36,576	9,696	26,880	-

Liabilities
Futures Contracts	(230)	(230)	-	-
Forward Foreign Currency Contracts	(510)	-	(510)	-
Total Liabilities	(740)	(230)	(510)	-
Total Derivative Instruments:	35,836	9,466	26,370	-
Other Financial Instruments:

TBA Sale Commitments	(2,000,426)	-	(2,000,426)	-
Total Other Financial Instruments:	(2,000,426)	-	(2,000,426)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	26,880	(510)
Total Foreign Exchange Risk	26,880	(510)
Interest Rate Risk
Futures Contracts (b)	9,696	(230)
Total Interest Rate Risk	9,696	(230)
Total Value of Derivatives	36,576	(740)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $48,946,379)	$48,380,497
Fidelity Central Funds (cost $3,195,790)	3,195,790

Total Investment in Securities (cost $52,142,169)		$51,576,287
Cash		45,920
Foreign currency held at value (cost $16,376)		16,394
Receivable for investments sold		52,157
Receivable for TBA sale commitments		1,987,204
Unrealized appreciation on forward foreign currency contracts		26,880
Receivable for fund shares sold		38,936
Dividends receivable		94
Interest receivable		399,671
Distributions receivable from Fidelity Central Funds		11,342
Receivable for daily variation margin on futures contracts		330
Receivable from investment adviser for expense reductions		357
Total assets		54,155,572
Liabilities
Payable for investments purchased
Regular delivery	$344,617
Delayed delivery	3,958,402
TBA sale commitments, at value	2,000,426
Unrealized depreciation on forward foreign currency contracts	510
Payable for fund shares redeemed	12,133
Distributions payable	34,287
Accrued management fee	13,607
Distribution and service plan fees payable	1,684
Other affiliated payables	3,411
Other payables and accrued expenses	9
Total liabilities		6,369,086
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$47,786,486
Net Assets consist of:
Paid in capital		$49,187,686
Total accumulated earnings (loss)		(1,401,200)
Net Assets		$47,786,486

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($2,329,978 ÷ 248,245 shares)(a)		$9.39
Maximum offering price per share (100/96.00 of $9.39)		$9.78
Class M :
Net Asset Value and redemption price per share ($1,249,503 ÷ 133,129 shares)(a)		$9.39
Maximum offering price per share (100/96.00 of $9.39)		$9.78
Class C :
Net Asset Value and offering price per share ($1,134,500 ÷ 120,889 shares)(a)		$9.38
Fidelity Sustainable Core Plus Bond Fund :
Net Asset Value, offering price and redemption price per share ($29,536,104 ÷ 3,146,859 shares)		$9.39
Class I :
Net Asset Value, offering price and redemption price per share ($1,251,361 ÷ 133,323 shares)		$9.39
Class Z :
Net Asset Value, offering price and redemption price per share ($12,285,040 ÷ 1,308,828 shares)		$9.39
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended August 31, 2025
Investment Income
Dividends		$5,451
Interest		1,819,519
Income from Fidelity Central Funds		142,445
Total income		1,967,415
Expenses
Management fee	$145,078
Transfer agent fees	37,875
Distribution and service plan fees	18,929
Independent trustees' fees and expenses	102
Total expenses before reductions	201,984
Expense reductions	(6,206)
Total expenses after reductions		195,778
Net Investment income (loss)		1,771,637
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(140,419)
Forward foreign currency contracts	(196,528)
Foreign currency transactions	2,077
Futures contracts	(2,635)
Total net realized gain (loss)		(337,505)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(2,223)
Forward foreign currency contracts	30,239
Assets and liabilities in foreign currencies	1,176
Futures contracts	13,449
TBA sale commitments	12,976
Total change in net unrealized appreciation (depreciation)		55,617
Net gain (loss)		(281,888)
Net increase (decrease) in net assets resulting from operations		$1,489,749
Statement of Changes in Net Assets

	Year ended August 31, 2025	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,771,637	$1,512,788
Net realized gain (loss)	(337,505)	(293,565)
Change in net unrealized appreciation (depreciation)	55,617	1,397,579
Net increase (decrease) in net assets resulting from operations	1,489,749	2,616,802
Distributions to shareholders	(1,636,836)	(1,344,931)

Share transactions - net increase (decrease)	8,670,973	4,992,258
Total increase (decrease) in net assets	8,523,886	6,264,129

Net Assets
Beginning of period	39,262,600	32,998,471
End of period	$47,786,486	$39,262,600

Financial Highlights
Fidelity Advisor® Sustainable Core Plus Bond Fund Class A

Years ended August 31,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.43	$9.11	$9.51	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.378	.380	.340	.094
Net realized and unrealized gain (loss)	(.069)	.276	(.408)	(.508)
Total from investment operations	.309	.656	(.068)	(.414)
Distributions from net investment income	(.349)	(.336)	(.332)	(.076)
Total distributions	(.349)	(.336)	(.332)	(.076)
Net asset value, end of period	$9.39	$9.43	$9.11	$9.51
Total Return D,E,F	3.37%	7.38%	(.70)%	(4.15)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.67%	.68%	.68%	.65% I
Expenses net of fee waivers, if any	.67%	.68%	.68%	.65% I
Expenses net of all reductions, if any	.67%	.68%	.67%	.65% I
Net investment income (loss)	4.08%	4.16%	3.68%	2.54% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,330	$2,063	$1,279	$1,226
Portfolio turnover rate J	201%	334%	266%	118% K

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Fidelity Advisor® Sustainable Core Plus Bond Fund Class M

Years ended August 31,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.43	$9.11	$9.51	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.372	.380	.342	.095
Net realized and unrealized gain (loss)	(.070)	.276	(.408)	(.509)
Total from investment operations	.302	.656	(.066)	(.414)
Distributions from net investment income	(.342)	(.336)	(.334)	(.076)
Total distributions	(.342)	(.336)	(.334)	(.076)
Net asset value, end of period	$9.39	$9.43	$9.11	$9.51
Total Return D,E,F	3.30%	7.39%	(.68)%	(4.15)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.74%	.68%	.66%	.65% I
Expenses net of fee waivers, if any	.74%	.68%	.66%	.65% I
Expenses net of all reductions, if any	.74%	.67%	.65%	.65% I
Net investment income (loss)	4.01%	4.17%	3.71%	2.54% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,250	$1,305	$1,016	$1,020
Portfolio turnover rate J	201%	334%	266%	118% K

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Fidelity Advisor® Sustainable Core Plus Bond Fund Class C

Years ended August 31,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.43	$9.11	$9.51	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.303	.313	.273	.067
Net realized and unrealized gain (loss)	(.080)	.276	(.408)	(.508)
Total from investment operations	.223	.589	(.135)	(.441)
Distributions from net investment income	(.273)	(.269)	(.265)	(.049)
Total distributions	(.273)	(.269)	(.265)	(.049)
Net asset value, end of period	$9.38	$9.43	$9.11	$9.51
Total Return D,E,F	2.43%	6.60%	(1.42)%	(4.41)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.49%	1.41%	1.40%	1.39% I
Expenses net of fee waivers, if any	1.49%	1.41%	1.40%	1.39% I
Expenses net of all reductions, if any	1.49%	1.40%	1.40%	1.39% I
Net investment income (loss)	3.26%	3.44%	2.96%	1.79% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,135	$1,071	$956	$955
Portfolio turnover rate J	201%	334%	266%	118% K

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Fidelity® Sustainable Core Plus Bond Fund

Years ended August 31,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.43	$9.11	$9.51	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.399	.401	.360	.102
Net realized and unrealized gain (loss)	(.070)	.276	(.407)	(.509)
Total from investment operations	.329	.677	(.047)	(.407)
Distributions from net investment income	(.369)	(.357)	(.353)	(.083)
Total distributions	(.369)	(.357)	(.353)	(.083)
Net asset value, end of period	$9.39	$9.43	$9.11	$9.51
Total Return D,E	3.60%	7.63%	(.47)%	(4.08)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.45%	.45%	.45%	.45% H
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45% H
Expenses net of all reductions, if any	.45%	.45%	.44%	.44% H
Net investment income (loss)	4.30%	4.39%	3.91%	2.74% H
Supplemental Data
Net assets, end of period (000 omitted)	$29,536	$26,371	$25,950	$21,580
Portfolio turnover rate I	201%	334%	266%	118% J

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JAmount not annualized.
Fidelity Advisor® Sustainable Core Plus Bond Fund Class I

Years ended August 31,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.43	$9.11	$9.51	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.399	.403	.365	.104
Net realized and unrealized gain (loss)	(.070)	.276	(.408)	(.509)
Total from investment operations	.329	.679	(.043)	(.405)
Distributions from net investment income	(.369)	(.359)	(.357)	(.085)
Total distributions	(.369)	(.359)	(.357)	(.085)
Net asset value, end of period	$9.39	$9.43	$9.11	$9.51
Total Return D,E	3.60%	7.66%	(.43)%	(4.06)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.49%	.42%	.41%	.40% H
Expenses net of fee waivers, if any	.45%	.42%	.41%	.40% H
Expenses net of all reductions, if any	.45%	.42%	.40%	.40% H
Net investment income (loss)	4.30%	4.42%	3.95%	2.79% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,251	$1,190	$957	$959
Portfolio turnover rate I	201%	334%	266%	118% J

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JAmount not annualized.
Fidelity Advisor® Sustainable Core Plus Bond Fund Class Z

Years ended August 31,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.44	$9.11	$9.51	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.407	.409	.368	.105
Net realized and unrealized gain (loss)	(.079)	.286	(.407)	(.509)
Total from investment operations	.328	.695	(.039)	(.404)
Distributions from net investment income	(.378)	(.365)	(.361)	(.086)
Total distributions	(.378)	(.365)	(.361)	(.086)
Net asset value, end of period	$9.39	$9.44	$9.11	$9.51
Total Return D,E	3.58%	7.84%	(.38)%	(4.05)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.40%	.40%	.40%	.40% H
Expenses net of fee waivers, if any	.36%	.36%	.36%	.36% H
Expenses net of all reductions, if any	.36%	.36%	.35%	.36% H
Net investment income (loss)	4.39%	4.48%	4.00%	2.82% H
Supplemental Data
Net assets, end of period (000 omitted)	$12,285	$7,262	$2,841	$1,404
Portfolio turnover rate I	201%	334%	266%	118% J

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JAmount not annualized.
Notes to Financial Statements

For the period ended August 31, 2025

1. Organization.
Fidelity Sustainable Core Plus Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Sustainable Core Plus Bond Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities and U.S government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, contingent interest, partnerships, capital loss carryforwards, certain conversion ratio adjustments and losses deferred due to wash sales and futures contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$816,649
Gross unrealized depreciation	(1,265,987)
Net unrealized appreciation (depreciation)	$(449,338)
Tax Cost	$51,784,301

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$82,871
Capital loss carryforward	$(1,036,354)
Net unrealized appreciation (depreciation) on securities and other investments	$(447,716)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(698,109)
Long-term	(338,245)
Total capital loss carryforward	$(1,036,354)

The tax character of distributions paid was as follows:

	August 31, 2025	August 31, 2024
Ordinary Income	$1,636,836	$ 1,344,931
Total	$1,636,836	$ 1,344,931

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment. The commitment amount represents the maximum amount of the commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Sustainable Core Plus Bond Fund	Wolfspeed New 2L Convertible Notes	3,355	-

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Sustainable Core Plus Bond Fund
Foreign Exchange Risk
Forward Foreign Currency Contracts	(196,528)	30,239
Total Foreign Exchange Risk	(196,528)	30,239
Interest Rate Risk
Futures Contracts	(2,635)	13,449
Total Interest Rate Risk	(2,635)	13,449
Totals	(199,163)	43,688

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period, unless an average contract value is presented in the table below.

Average Contracts Amount ($)
Fidelity Sustainable Core Plus Bond Fund	2,714,955

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainable Core Plus Bond Fund	52,023,618	52,557,297
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as proxy and shareholder meeting expenses.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	4,940	2,149
Class M	- %	.25%	3,129	2,563
Class C	.75%	.25%	10,860	10,327
			18,929	15,039

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	32
Class M	39
71

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	1,465.07
Class M	1,778.14
Class C	1,520.14
Fidelity Sustainable Core Plus Bond Fund	26,851.10
Class I	1,732.14
Class Z	4,529.05
	37,875

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Sustainable Core Plus Bond Fund	-	1,732	1,088
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class I	.45%	508
Class Z	.36%	3,592
		4,100

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2,106.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended August 31, 2025	Year ended August 31, 2024
Fidelity Sustainable Core Plus Bond Fund
Distributions to shareholders
Class A	$74,068	$61,215
Class M	46,093	43,811
Class C	31,879	29,167
Fidelity Sustainable Core Plus Bond Fund	1,068,237	992,735
Class I	48,704	39,744
Class Z	367,855	178,259
Total	$1,636,836	$1,344,931
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2025	Year ended August 31, 2024	Year ended August 31, 2025	Year ended August 31, 2024
Fidelity Sustainable Core Plus Bond Fund
Class A
Shares sold	62,492	84,517	$576,409	$764,816
Reinvestment of distributions	6,818	5,776	63,485	52,821
Shares redeemed	(39,756)	(12,000)	(372,623)	(109,336)
Net increase (decrease)	29,554	78,293	$267,271	$708,301
Class M
Shares sold	1,646	28,756	$15,285	$253,040
Reinvestment of distributions	4,945	4,792	46,035	43,811
Shares redeemed	(11,767)	(6,823)	(109,612)	(60,312)
Net increase (decrease)	(5,176)	26,725	$(48,292)	$236,539
Class C
Shares sold	4,304	5,989	$39,936	$55,576
Reinvestment of distributions	3,426	3,191	31,879	29,163
Shares redeemed	(422)	(555)	(3,886)	(5,077)
Net increase (decrease)	7,308	8,625	$67,929	$79,662
Fidelity Sustainable Core Plus Bond Fund
Shares sold	647,351	529,316	$6,016,198	$4,830,507
Reinvestment of distributions	111,232	105,587	1,035,423	964,442
Shares redeemed	(406,807)	(688,964)	(3,747,140)	(6,211,784)
Net increase (decrease)	351,776	(54,061)	$3,304,481	$(416,835)
Class I
Shares sold	15,563	21,962	$145,630	$201,226
Reinvestment of distributions	5,217	4,312	48,563	39,423
Shares redeemed	(13,532)	(5,229)	(124,567)	(48,104)
Net increase (decrease)	7,248	21,045	$69,626	$192,545
Class Z
Shares sold	729,296	463,104	$6,770,613	$4,240,371
Reinvestment of distributions	13,408	9,403	124,820	86,034
Shares redeemed	(203,556)	(14,797)	(1,885,475)	(134,359)
Net increase (decrease)	539,148	457,710	$5,009,958	$4,192,046
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Sustainable Core Plus Bond Fund	47%

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Fidelity Sustainable Multi-Asset Fund
Fidelity Sustainable Core Plus Bond Fund	11%

12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Sustainable Core Plus Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Sustainable Core Plus Bond Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of August 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the three years in the period then ended and for the period from April 13, 2022 (commencement of operations) through August 31, 2022, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the three years in the period then ended and for the period from April 13, 2022 (commencement of operations) through August 31, 2022, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 15, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 34.24% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $1,233,391 of distributions paid in the calendar year 2024 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $1,636,835 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9904879.103
SCB-ANN-1025
Fidelity® Sustainable Low Duration Bond Fund

Annual Report
August 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Sustainable Low Duration Bond Fund
Schedule of Investments August 31, 2025
Showing Percentage of Net Assets
Asset-Backed Securities - 19.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 19.0%
Affirm Asset Securitization Trust Series 2025-X1 Class A, 5.08% 4/15/2030 (b)	72,361	72,451
Autonation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (b)	100,000	100,256
BMW Vehicle Lease Trust Series 2025-1 Class A2A, 4.43% 9/27/2027	125,000	125,307
BofA Auto Trust Series 2024-1A Class A2, 5.57% 12/15/2026 (b)	5,300	5,305
BofA Auto Trust Series 2025-1A Class A2A, 4.52% 11/22/2027 (b)	40,000	40,057
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/2028	160,000	157,022
Capital One Prime Auto Receivables Trust Series 2024-1 Class A2A, 4.61% 10/15/2027	75,453	75,526
CarMax Auto Owner Trust Series 2024-1 Class A2A, 5.3% 3/15/2027	7,981	7,987
CarMax Auto Owner Trust Series 2024-3 Class A2A, 5.21% 9/15/2027	34,392	34,478
CarMax Auto Owner Trust Series 2024-4 Class A2A, 4.67% 12/15/2027	33,783	33,842
CarMax Auto Owner Trust Series 2025-1 Class A2A, 4.63% 3/15/2028	60,502	60,608
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	60,000	60,226
CarMax Auto Owner Trust Series 2025-3 Class A2A, 4.42% 8/15/2028	125,000	125,301
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	1,964	1,971
Carvana Auto Receivables Trust 2025-P2 Series 2025-P2 Class A2, 4.56% 8/10/2028	100,000	100,182
Carvana Auto Receivables Trust Series 2024-P4 Class A2, 4.62% 2/10/2028	21,683	21,696
Carvana Auto Receivables Trust Series 2025-P1 Class A2, 4.5% 6/12/2028	23,073	23,085
Chase Auto Owner Trust Series 2024-1A Class A2, 5.48% 4/26/2027 (b)	2,779	2,781
Chase Auto Owner Trust Series 2024-3A Class A2, 5.53% 9/27/2027 (b)	14,738	14,774
Chase Auto Owner Trust Series 2024-4A Class A2, 5.25% 9/27/2027 (b)	28,181	28,237
Citibank Credit Card Issuance Trust Series 2023-A1 Class A1, 5.23% 12/8/2027	100,000	100,241
Citizens Auto Receivables Trust Series 2024-1 Class A2A, 5.43% 10/15/2026 (b)	1,891	1,892
Citizens Auto Receivables Trust Series 2024-2 Class A2A, 5.54% 11/16/2026 (b)	8,858	8,866
Dell Equip Fin Trust Series 2025-1 Class A2, 4.68% 7/22/2027 (b)	100,000	100,381
Dell Equipment Finance Trust Series 2024-1 Class A2, 5.58% 3/22/2030 (b)	24,902	24,936
Dell Equipment Finance Trust Series 2024-2 Class A2, 4.69% 8/22/2030 (b)	88,844	88,978
Dext Abs LLC Series 2025-1 Class A2, 4.59% 8/16/2027 (b)	100,000	100,169
DLLAA LLC Series 2025-1A Class A2, 4.7% 10/20/2027 (b)	30,000	30,078
DLLAA Series 2023-1A Class A2, 5.93% 7/20/2026 (b)	1	1
Dllad LLC Series 2025-1A Class A2, 4.46% 11/20/2028 (b)	75,000	75,223
DLLAD Series 2024-1A Class A2, 5.5% 8/20/2027 (b)	16,481	16,564
DLLMT LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	145,000	146,414
DLLST Series 2024-1A Class A3, 5.05% 8/20/2027 (b)	130,000	130,520
DRIVE Series 2025-1 Class A2, 4.87% 8/15/2028	65,000	65,144
Enterprise Fleet Financing 2025-2 LLC Series 2025-2 Class A2, 4.51% 2/22/2028 (b)	127,000	127,421
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	73,202	74,294
Enterprise Fleet Financing LLC Series 2024-1 Class A2, 5.23% 3/20/2030 (b)	143,097	144,221
Enterprise Fleet Financing LLC Series 2024-3 Class A2, 5.31% 4/20/2027 (b)	33,681	33,858
Enterprise Fleet Financing LLC Series 2024-4 Class A2, 4.69% 7/20/2027 (b)	66,514	66,689
Enterprise Fleet Financing LLC Series 2025-1 Class A2, 4.65% 10/20/2027 (b)	70,000	70,241
Exeter Automobile Receivables Trust Series 2025-3A Class A2, 4.83% 1/18/2028	95,000	95,151
Exeter Automobile Receivables Trust Series 2025-4A Class A2, 4.53% 3/15/2028	95,000	95,036
Exeter Select Automobile Receivables Trust Series 2025-2 Class A2, 4.54% 6/15/2029	60,000	60,165
Ford Credit Auto Lease Trust Series 2025-A Class A2A, 4.57% 8/15/2027	67,765	67,889
Ford Credit Auto Owner Trust Series 2021-1 Class A, 1.37% 10/17/2033 (b)	130,000	127,617
Ford Credit Auto Owner Trust Series 2024-D Class A2A, 4.59% 10/15/2027	42,108	42,170
Ford Credit Auto Owner Trust Series 2025-A Class A2A, 4.47% 12/15/2027	140,000	140,275
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (b)	170,000	173,099
Ford Series 2025-B Class A2A, 4.37% 3/15/2028	55,000	55,113
FORDO Series 2024-B Class A2A, 5.4% 4/15/2027	23,549	23,610
GM Financial Automobile Leasing Trust Series 2024-2 Class A2A, 5.43% 9/21/2026	20,406	20,442
GM Financial Automobile Leasing Trust Series 2025-1 Class A2A, 4.54% 5/20/2027 (c)	126,545	126,787
GM Financial Automobile Leasing Trust Series 2025-1 Class A3, 4.66% 2/21/2028	100,000	100,761
GM Financial Consumer Automobile Receivables Trust Series 2024-1 Class A2A, 5.12% 2/16/2027	3,596	3,597
GM Financial Consumer Automobile Receivables Trust Series 2024-2 Class A2A, 5.33% 3/16/2027	9,789	9,799
GM Financial Consumer Automobile Receivables Trust Series 2024-4 Class A2A, 4.53% 10/18/2027	38,362	38,397
GM Financial Consumer Automobile Receivables Trust Series 2025-2 Class A2A, 4.4% 2/16/2028	125,000	125,139
Gm Financial Leasing Trst Series 2025-3 Class A2A, 4.19% 10/20/2027	119,000	119,081
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (b)	160,000	161,362
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A2, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4927% 6/15/2028 (b)(c)(d)	107,000	107,598
GMF Floorplan Owner Revolving Trust Series 2024-3A Class A1, 4.68% 11/15/2028 (b)	120,000	120,658
GMF Floorplan Owner Revolving Trust Series 2025-1A Class A2, U.S. 30-Day Avg. SOFR Index + 0.6%, 4.9427% 3/15/2029 (b)(c)(d)	100,000	100,165
Gmf Leasing LLC Series 2025-2 Class A2A, 4.55% 7/20/2027	110,000	110,323
Greensky Home Improvement Issuer Trust Series 2025-2A Class A2, 4.93% 6/25/2060 (b)	100,000	100,276
Halst Series 2025-A Class A2A, 4.6% 6/15/2027 (b)	91,599	91,788
Halst Series 2025-A Class A3, 4.83% 1/18/2028 (b)	170,000	171,608
Harot Series 2025-2 Class A2A, 4.3% 1/18/2028	109,000	109,136
Honda Auto Receivables Owner Trust Series 2023-2 Class A3, 4.93% 11/15/2027	72,527	72,808
Honda Auto Receivables Owner Trust Series 2025-1 Class A2, 4.53% 8/23/2027	130,000	130,211
Honda Auto Receivables Series 2024-2 Class A2, 5.48% 11/18/2026	17,512	17,540
Hyundai Auto Lease Securitization Trust Series 2023-C Class A3, 5.8% 12/15/2026 (b)	63,266	63,436
Hyundai Auto Lease Securitization Trust Series 2024-B Class A2A, 5.51% 10/15/2026 (b)	31,104	31,144
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (b)	105,000	105,372
Hyundai Auto Receivables Trust Series 2024-A Class A2A, 5.29% 4/15/2027	15,066	15,090
Hyundai Auto Receivables Trust Series 2024-C Class A2A, 4.53% 9/15/2027	43,295	43,340
Hyundai Auto Receivables Trust Series 2025-B Class A2A, 4.45% 8/15/2028	70,000	70,209
John Deere Owner Trust Series 2024-A Class A2A, 5.19% 2/16/2027	28,891	28,917
Kubota Credit Owner Trust 2025-2 Series 2025-2A Class A2, 4.48% 4/17/2028 (b)	100,000	100,403
Kubota Credit Owner Trust Series 2025-1A Class A2, 4.61% 12/15/2027 (b)	100,000	100,320
M&T Equipment Notes Series 2025-1A Class A2, 4.7% 12/16/2027 (b)	50,000	50,260
Marlette Funding Trust 2025-1 Series 2025-1A Class A, 4.75% 7/16/2035 (b)	90,595	90,687
MBART Series 2025-1 Class A2A, 4.5% 2/15/2028	42,345	42,405
Mercedes-Benz Auto Lease Trust Series 2024-A Class A2A, 5.44% 2/16/2027	31,976	32,053
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	130,000	130,132
Mercedes-Benz Auto Lease Trust Series 2025-A Class A2A, 4.57% 4/17/2028	85,000	85,388
Mercedes-Benz Auto Receivables Trust Series 2024-1 Class A2A, 5.06% 5/17/2027	4,608	4,609
Porsche Financial Auto Securitization Trust Series 2024-1A Class A2A, 4.45% 1/24/2028 (b)	41,959	41,980
Porsche Innovative Lease Owner Trust Series 2025-1A Class A2A, 4.6% 12/20/2027 (b)	100,000	100,259
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (b)	100,000	100,679
RCKT Trust Series 2025-1A Class A, 4.9% 7/25/2034 (b)	91,077	91,158
Santander Drive Auto Receivables Trust Series 2025-1 Class A3, 4.74% 1/16/2029	20,000	20,074
Santander Drive Auto Receivables Trust Series 2025-2 Class A2, 4.71% 6/15/2028	94,064	94,235
SBNA Auto Lease Trust Series 2024-B Class A2, 5.67% 11/20/2026 (b)	5,462	5,466
SBNA Auto Lease Trust Series 2024-C Class A2, 4.94% 11/20/2026 (b)	8,141	8,145
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	100,000	100,210
SFAST Series 2025-1A Class A2, 4.65% 5/22/2028 (b)	55,112	55,190
SFS Auto Receivables Securitization Trust Series 2023-1A Class A3, 5.47% 10/20/2028 (b)	76,736	77,263
SFS Auto Receivables Securitization Trust Series 2024-2A Class A2, 5.71% 10/20/2027 (b)	11,309	11,326
SFS Auto Receivables Securitization Trust Series 2024-3A Class A2, 4.71% 5/22/2028 (b)	16,139	16,157
SFS Auto Receivables Securitization Trust Series 2025-2A Class A2, 4.52% 11/20/2028 (b)	80,000	80,194
Sfuel Series 2025-BA Class A2, 4.31% 5/22/2028 (b)	140,000	140,260
Sofi Consumer Loan Program Series 2025-3 Class A, 4.47% 8/15/2034 (b)	100,000	100,063
Tesla Auto Lease Trust Series 2024-B Class A2A, 4.79% 1/20/2027 (b)	19,042	19,057
Tesla Electric Vehicle Trust Series 2023-1 Class A2A, 5.54% 12/21/2026 (b)	12,279	12,293
Toyota Auto Loan Extended Note Trust Series 2021-1A Class A, 1.07% 2/27/2034 (b)	100,000	98,459
Toyota Auto Receivables Owner Trust Series 2023-D Class A2A, 5.8% 11/16/2026	2,118	2,120
Toyota Auto Receivables Owner Trust Series 2025-B Class A2A, 4.46% 3/15/2028	160,000	160,302
Toyota Lease Owner Trust Series 2025-A Class A2A, 4.58% 7/20/2027 (b)	52,995	53,137
USB Auto Owner Trust 2025-1 Series 2025-1A Class A2, 4.51% 6/15/2028 (b)	110,000	110,329
Verizon Master Trust Series 2025-3 Class A1A, 4.51% 3/20/2030	95,000	95,608
Volkswagen Auto Loan Enhanced Trust 2023-2 Series 2023-2 Class A3, 5.48% 12/20/2028	110,000	111,557
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A2A, 4.65% 11/22/2027	93,064	93,243
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (b)	69,270	70,183
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (b)	74,407	75,253
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (b)	89,614	90,314
Wheels Fleet Lease Funding 1 LLC Series 2025-1A Class A2, CME Term SOFR 1 month Index + 0%, 4.9868% 1/18/2040 (b)(c)(d)	105,000	105,310
Woart Series 2025-B Class A2A, 4.38% 8/15/2028	130,000	130,254
Woart Series 2025-C Class A2A, 4.19% 10/16/2028	138,000	138,101
World Omni Auto Receivables Tr Series 2024-A Class A3, 4.86% 3/15/2029	140,000	140,724
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	106,688	107,297
World Omni Auto Receivables Trust Series 2024-B Class A2A, 5.48% 9/15/2027	11,933	11,946
World Omni Auto Receivables Trust Series 2025-A Class A2A, 4.49% 4/17/2028	62,838	62,899
World Omni Select Auto Trust Series 2024-A Class A2A, 5.37% 2/15/2028	20,936	20,977
TOTAL UNITED STATES		8,960,611
TOTAL ASSET-BACKED SECURITIES (Cost $8,939,243)		8,960,611

Bank Notes - 0.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.5%
Financials - 0.5%
Banks - 0.5%
Citibank NA 5.438% 4/30/2026 (Cost $250,000)	250,000	251,740

Collateralized Mortgage Obligations - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (b)(c) (Cost $73,166)	75,215	73,094

Commercial Mortgage Securities - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 6.1066% 6/15/2040 (b)(c)(d)	95,000	95,416
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.5069% 3/15/2030 (b)(c)(d)	70,724	70,635
TOTAL UNITED STATES		166,051
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $165,328)		166,051

Non-Convertible Corporate Bonds - 47.5%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.2%
Financials - 0.2%
Banks - 0.2%
Commonwealth Bank of Australia U.S. SOFR Index + 0.46%, 4.8305% 11/27/2026 (b)(c)(d)	91,000	91,183
CANADA - 4.2%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Rogers Communications Inc 3.625% 12/15/2025	60,000	59,824
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Enbridge Inc 5.9% 11/15/2026	85,000	86,487
Financials - 3.6%
Banks - 3.6%
Bank of Montreal 0.949% 1/22/2027 (c)	115,000	113,401
Bank of Montreal 4.567% 9/10/2027 (c)	124,000	124,302
Bank of Montreal 5.92% 9/25/2025	50,000	50,043
Bank of Nova Scotia/The 2.7% 8/3/2026	140,000	138,183
Bank of Nova Scotia/The 2.951% 3/11/2027	120,000	118,102
Bank of Nova Scotia/The 5.35% 12/7/2026	126,000	127,768
Canadian Imperial Bank of Commerce 4.508% 9/11/2027 (c)	140,000	140,301
Canadian Imperial Bank of Commerce 5.615% 7/17/2026	120,000	121,449
Royal Bank of Canada 4.51% 10/18/2027 (c)	135,000	135,308
Royal Bank of Canada 5.069% 7/23/2027 (c)	110,000	110,728
Royal Bank of Canada U.S. SOFR Averages Index + 0.72%, 5.0703% 10/18/2027 (c)(d)	90,000	90,206
Toronto Dominion Bank 1.25% 9/10/2026	128,000	124,361
Toronto Dominion Bank 5.532% 7/17/2026	113,000	114,244
Toronto Dominion Bank U.S. SOFR Index + 0.62%, 4.9768% 12/17/2026 (c)(d)	125,000	125,396
		1,633,792
Materials - 0.1%
Chemicals - 0.1%
Nutrien Ltd 5.95% 11/7/2025	50,000	50,066
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Emera US Finance LP 3.55% 6/15/2026	90,000	89,247
TOTAL CANADA		1,919,416
CHILE - 0.3%
Utilities - 0.3%
Electric Utilities - 0.3%
Enel Americas SA 4% 10/25/2026	140,000	139,142
FRANCE - 0.4%
Financials - 0.4%
Banks - 0.4%
BNP Paribas SA 2.591% 1/20/2028 (b)(c)	200,000	195,165
GERMANY - 0.3%
Consumer Discretionary - 0.3%
Automobiles - 0.3%
Mercedes-Benz Finance North America LLC 4.9% 1/9/2026 (b)	150,000	150,155
IRELAND - 1.6%
Financials - 1.1%
Banks - 0.4%
Bank of Ireland Group PLC 2.029% 9/30/2027 (b)(c)	200,000	194,757
Consumer Finance - 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026	151,000	149,271
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026	150,000	149,871
		299,142
TOTAL FINANCIALS		493,899

Industrials - 0.5%
Transportation Infrastructure - 0.5%
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (b)	120,000	119,693
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (b)	128,000	127,782
		247,475
TOTAL IRELAND		741,374
ITALY - 0.4%
Utilities - 0.4%
Electric Utilities - 0.4%
Enel Finance International NV 7.05% 10/14/2025 (b)(e)	200,000	200,512
JAPAN - 0.8%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
NTT Finance Corp 4.567% 7/16/2027 (b)	200,000	201,269
Financials - 0.4%
Banks - 0.4%
Mizuho Financial Group Inc 1.554% 7/9/2027 (c)	200,000	195,387
TOTAL JAPAN		396,656
NETHERLANDS - 1.5%
Financials - 1.0%
Banks - 1.0%
Cooperatieve Rabobank UA/NY 4.333% 8/28/2026	250,000	250,658
ING Groep NV 1.726% 4/1/2027 (c)	200,000	197,023
		447,681
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
NXP BV / NXP Funding LLC / NXP USA Inc 3.875% 6/18/2026	150,000	149,353
NXP BV / NXP Funding LLC 5.35% 3/1/2026	121,000	121,242
		270,595
TOTAL NETHERLANDS		718,276
NORWAY - 0.4%
Financials - 0.4%
Banks - 0.4%
DNB Bank ASA 1.127% 9/16/2026 (b)(c)	200,000	199,726
SWEDEN - 0.4%
Financials - 0.4%
Banks - 0.4%
Swedbank AB 6.136% 9/12/2026 (b)	200,000	203,725
UNITED KINGDOM - 3.7%
Financials - 3.4%
Banks - 3.4%
Barclays PLC 6.496% 9/13/2027 (c)	200,000	204,153
Barclays PLC 7.325% 11/2/2026 (c)	200,000	200,862
HSBC Holdings PLC 5.887% 8/14/2027 (c)	200,000	202,692
HSBC Holdings PLC 7.336% 11/3/2026 (c)	200,000	200,907
Lloyds Banking Group PLC 1.627% 5/11/2027 (c)	200,000	196,212
Lloyds Banking Group PLC 5.985% 8/7/2027 (c)	200,000	202,791
NatWest Group PLC 5.847% 3/2/2027 (c)	200,000	201,420
NatWest Group PLC 7.472% 11/10/2026 (c)	200,000	201,068
		1,610,105
Health Care - 0.3%
Pharmaceuticals - 0.3%
GlaxoSmithKline Capital PLC U.S. SOFR Index + 0.5%, 4.8554% 3/12/2027 (c)(d)	122,000	122,414
TOTAL UNITED KINGDOM		1,732,519
UNITED STATES - 33.3%
Communication Services - 1.4%
Diversified Telecommunication Services - 0.5%
AT&T Inc 1.7% 3/25/2026	154,000	151,749
AT&T Inc 3.875% 1/15/2026	93,000	92,749
		244,498
Wireless Telecommunication Services - 0.9%
Sprint LLC 7.625% 3/1/2026	150,000	150,746
T-Mobile USA Inc 1.5% 2/15/2026	155,000	152,941
T-Mobile USA Inc 2.25% 2/15/2026	113,000	111,745
		415,432
TOTAL COMMUNICATION SERVICES		659,930

Consumer Discretionary - 2.8%
Automobiles - 1.3%
American Honda Finance Corp 4.95% 1/9/2026	59,000	59,113
General Motors Financial Co Inc 1.25% 1/8/2026	60,000	59,309
General Motors Financial Co Inc 5.25% 3/1/2026	100,000	100,169
General Motors Financial Co Inc 6.05% 10/10/2025	119,000	119,158
Hyundai Capital America 1.8% 10/15/2025 (b)	53,000	52,803
Hyundai Capital America 5.5% 3/30/2026 (b)	50,000	50,298
Hyundai Capital America 6.25% 11/3/2025 (b)	80,000	80,227
Hyundai Capital America U.S. SOFR Index + 1.12%, 5.4785% 6/23/2027 (b)(c)(d)	110,000	110,576
		631,653
Leisure Products - 0.5%
Mattel Inc 3.375% 4/1/2026 (b)	163,000	161,542
Mattel Inc 5.875% 12/15/2027 (b)	90,000	90,239
		251,781
Specialty Retail - 1.0%
AutoZone Inc 3.125% 4/21/2026	140,000	138,897
Home Depot Inc/The U.S. SOFR Index + 0.33%, 4.6863% 12/24/2025 (c)(d)	64,000	64,038
Lowe's Cos Inc 3.375% 9/15/2025	70,000	69,970
O'Reilly Automotive Inc 5.75% 11/20/2026	136,000	138,267
Ross Stores Inc 0.875% 4/15/2026	40,000	39,132
		450,304
TOTAL CONSUMER DISCRETIONARY		1,333,738

Consumer Staples - 2.0%
Beverages - 0.6%
Keurig Dr Pepper Inc U.S. SOFR Index + 0.58%, 4.9328% 11/15/2026 (c)(d)	145,000	145,019
Molson Coors Beverage Co 3% 7/15/2026	140,000	138,381
		283,400
Consumer Staples Distribution & Retail - 0.8%
Mars Inc 4.45% 3/1/2027 (b)	46,000	46,277
Mondelez International Holdings Netherlands BV 1.25% 9/24/2026 (b)	200,000	193,860
Walmart Inc U.S. SOFR Averages Index + 0.43%, 4.7867% 4/28/2027 (c)(d)	118,000	118,340
		358,477
Food Products - 0.6%
Bunge Ltd Finance Corp 3.25% 8/15/2026	108,000	107,031
Conagra Brands Inc 4.6% 11/1/2025	50,000	49,975
Kraft Heinz Foods Co 3% 6/1/2026	144,000	142,407
		299,413
TOTAL CONSUMER STAPLES		941,290

Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
EQT Corp 3.125% 5/15/2026 (b)	90,000	88,947
MPLX LP 1.75% 3/1/2026	114,000	112,466
Phillips 66 1.3% 2/15/2026	60,000	59,102
Spectra Energy Partners LP 3.375% 10/15/2026	140,000	138,493
Transcontinental Gas Pipe Line Co LLC 7.85% 2/1/2026	60,000	60,376
Western Gas Partners LP 4.65% 7/1/2026	124,000	123,876
Williams Cos Inc/The 5.4% 3/2/2026	60,000	60,280
		643,540
Financials - 17.1%
Banks - 8.7%
Bank of America Corp 1.197% 10/24/2026 (c)	80,000	79,626
Bank of America Corp 1.658% 3/11/2027 (c)	133,000	131,111
Bank of America Corp 1.734% 7/22/2027 (c)	110,000	107,491
Bank of America Corp 3.559% 4/23/2027 (c)	134,000	133,333
Bank of America Corp 3.824% 1/20/2028 (c)	130,000	129,249
Bank of America Corp 5.08% 1/20/2027 (c)	115,000	115,271
Bank of America Corp 5.933% 9/15/2027 (c)	90,000	91,453
Citibank NA U.S. SOFR Index + 0.781%, 5.1371% 5/29/2027 (c)(d)	250,000	251,871
Citigroup Inc 1.462% 6/9/2027 (c)	60,000	58,674
Citigroup Inc 3.2% 10/21/2026	70,000	69,211
Citigroup Inc 5.61% 9/29/2026 (c)	90,000	90,064
Citizens Financial Group Inc 2.85% 7/27/2026	104,000	102,592
JPMorgan Chase & Co 1.045% 11/19/2026 (c)	120,000	119,121
JPMorgan Chase & Co 1.578% 4/22/2027 (c)	90,000	88,456
JPMorgan Chase & Co 2.947% 2/24/2028 (c)	120,000	117,810
JPMorgan Chase & Co 3.782% 2/1/2028 (c)	140,000	139,176
JPMorgan Chase & Co 3.96% 1/29/2027 (c)	155,000	154,767
JPMorgan Chase & Co 5.04% 1/23/2028 (c)	90,000	90,941
JPMorgan Chase & Co 6.07% 10/22/2027 (c)	158,000	161,105
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.77%, 5.1231% 7/6/2028 (c)(d)	250,000	250,686
PNC Financial Services Group Inc/The 4.758% 1/26/2027 (c)	100,000	100,086
PNC Financial Services Group Inc/The 5.102% 7/23/2027 (c)	190,000	191,088
PNC Financial Services Group Inc/The 6.615% 10/20/2027 (c)	103,000	105,578
Truist Financial Corp 1.267% 3/2/2027 (c)	90,000	88,640
Truist Financial Corp 5.9% 10/28/2026 (c)	149,000	149,284
Truist Financial Corp 6.047% 6/8/2027 (c)	110,000	111,264
US Bancorp 5.727% 10/21/2026 (c)	154,000	154,233
US Bancorp 6.787% 10/26/2027 (c)	124,000	127,441
Wells Fargo & Co 3% 10/23/2026	120,000	118,428
Wells Fargo & Co 3% 4/22/2026	114,000	113,108
Wells Fargo & Co 3.196% 6/17/2027 (c)	118,000	116,978
Wells Fargo & Co 4.9% 1/24/2028 (c)	110,000	110,956
Wells Fargo & Co 5.707% 4/22/2028 (c)	100,000	102,278
		4,071,370
Capital Markets - 5.3%
Athene Global Funding 1.73% 10/2/2026 (b)	119,000	115,771
Athene Global Funding 4.86% 8/27/2026 (b)	108,000	108,546
Athene Global Funding 4.95% 1/7/2027 (b)	110,000	110,936
Athene Global Funding 5.339% 1/15/2027 (b)	135,000	136,766
Bank of New York Mellon Corp/The U.S. SOFR Averages Index + 0.68%, 5.0342% 6/9/2028 (c)(d)	160,000	160,457
Bank of New York Mellon U.S. SOFR Averages Index + 0.71%, 5.06% 4/20/2027 (c)(d)	250,000	250,559
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (c)	114,000	112,964
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (c)	170,000	167,355
Goldman Sachs Group Inc/The 3.5% 11/16/2026	43,000	42,644
Goldman Sachs Group Inc/The 4.387% 6/15/2027 (c)	188,000	187,972
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.29%, 5.6421% 4/23/2028 (c)(d)	90,000	90,858
LPL Holdings Inc 4.625% 11/15/2027 (b)	128,000	127,969
Morgan Stanley 0.985% 12/10/2026 (c)	109,000	107,936
Morgan Stanley 1.512% 7/20/2027 (c)	150,000	146,290
Morgan Stanley 1.593% 5/4/2027 (c)	140,000	137,392
Morgan Stanley 3.125% 7/27/2026	108,000	107,012
Morgan Stanley 5.05% 1/28/2027 (c)	98,000	98,252
Morgan Stanley 6.138% 10/16/2026 (c)	129,000	129,234
State Street Corp 5.751% 11/4/2026 (c)	100,000	100,223
State Street Corp U.S. SOFR Index + 0.95%, 5.3036% 4/24/2028 (c)(d)	58,000	58,379
		2,497,515
Consumer Finance - 1.3%
American Express Co 5.389% 7/28/2027 (c)	85,000	85,815
American Express Co 5.645% 4/23/2027 (c)	135,000	136,093
American Express Co 6.338% 10/30/2026 (c)	154,000	154,447
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.45%, 4.8001% 4/10/2026 (c)(d)	90,000	90,131
Toyota Motor Credit Corp U.S. SOFR Index + 0.71%, 5.0637% 5/14/2027 (c)(d)	130,000	130,507
		596,993
Financial Services - 0.5%
Aviation Capital Group LLC 1.95% 9/20/2026 (b)	110,000	107,161
Corebridge Global Funding 5.75% 7/2/2026 (b)	90,000	91,116
Western Union Co/The 1.35% 3/15/2026	55,000	54,071
		252,348
Insurance - 1.3%
Brown & Brown Inc 4.6% 12/23/2026	43,000	43,202
Equitable Financial Life Global Funding 1% 1/9/2026 (b)	120,000	118,565
Equitable Financial Life Global Funding 1.3% 7/12/2026 (b)	90,000	87,815
Equitable Financial Life Global Funding 5.5% 12/2/2025 (b)	120,000	120,291
Jackson National Life Global Funding 3.05% 4/29/2026 (b)	90,000	89,227
Jackson National Life Global Funding 4.9% 1/13/2027 (b)	150,000	151,079
		610,179
TOTAL FINANCIALS		8,028,405

Health Care - 1.6%
Biotechnology - 0.2%
Gilead Sciences Inc 3.65% 3/1/2026	100,000	99,660
Health Care Providers & Services - 1.4%
Cigna Group/The 1.25% 3/15/2026	55,000	54,090
CVS Health Corp 2.875% 6/1/2026	147,000	145,262
CVS Health Corp 3% 8/15/2026	155,000	153,019
CVS Health Corp 5% 2/20/2026	106,000	106,247
HCA Inc 5.25% 6/15/2026	100,000	100,175
HCA Inc 5.875% 2/15/2026	80,000	80,066
		638,859
TOTAL HEALTH CARE		738,519

Industrials - 1.2%
Aerospace & Defense - 0.3%
L3Harris Technologies Inc 3.85% 12/15/2026	126,000	125,368
Ground Transportation - 0.3%
CSX Corp 2.6% 11/1/2026	130,000	127,859
Industrial Conglomerates - 0.2%
Trane Technologies Financing Ltd 3.5% 3/21/2026	92,000	91,524
Machinery - 0.3%
Caterpillar Financial Services Corp U.S. SOFR Index + 0.69%, 5.0413% 10/16/2026 (c)(d)	150,000	150,644
Trading Companies & Distributors - 0.1%
Air Lease Corp 2.875% 1/15/2026	53,000	52,643
TOTAL INDUSTRIALS		548,038

Information Technology - 2.4%
Electronic Equipment, Instruments & Components - 0.4%
Dell International LLC / EMC Corp 4.9% 10/1/2026	90,000	90,373
Dell International LLC / EMC Corp 6.02% 6/15/2026	116,000	117,015
		207,388
Semiconductors & Semiconductor Equipment - 0.2%
Marvell Technology Inc 1.65% 4/15/2026	90,000	88,432
Software - 1.6%
Oracle Corp 2.65% 7/15/2026	115,000	113,396
Oracle Corp 5.8% 11/10/2025	140,000	140,318
Roper Technologies Inc 1% 9/15/2025	60,000	59,920
Roper Technologies Inc 3.8% 12/15/2026	140,000	139,134
Roper Technologies Inc 3.85% 12/15/2025	129,000	128,809
VMware LLC 1.4% 8/15/2026	165,000	160,429
		742,006
Technology Hardware, Storage & Peripherals - 0.2%
Hewlett Packard Enterprise Co 4.45% 9/25/2026	103,000	103,145
TOTAL INFORMATION TECHNOLOGY		1,140,971

Materials - 0.2%
Chemicals - 0.2%
Celanese US Holdings LLC 1.4% 8/5/2026	60,000	57,704
International Flavors & Fragrances Inc 1.23% 10/1/2025 (b)	37,000	36,890
		94,594
Real Estate - 1.4%
Diversified REITs - 0.2%
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (b)	135,000	134,399
Office REITs - 0.3%
COPT Defense Properties LP 2.25% 3/15/2026	140,000	138,022
Specialized REITs - 0.9%
American Tower Corp 1.6% 4/15/2026	109,000	107,090
American Tower Corp 3.375% 10/15/2026	85,000	84,174
American Tower Corp 4.4% 2/15/2026	64,000	64,014
Crown Castle Inc 1.05% 7/15/2026	152,000	147,703
		402,981
TOTAL REAL ESTATE		675,402

Utilities - 1.8%
Electric Utilities - 1.4%
DTE Electric Co 4.25% 5/14/2027	24,000	24,096
Eversource Energy 4.75% 5/15/2026	100,000	100,231
FirstEnergy Corp 1.6% 1/15/2026	109,000	107,709
Jersey Central Power & Light Co 4.3% 1/15/2026 (b)	90,000	89,873
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	63,000	63,595
Oncor Electric Delivery Co LLC 4.5% 3/20/2027 (b)	65,000	65,447
Pacific Gas and Electric Co 2.95% 3/1/2026	50,000	49,508
Pacific Gas and Electric Co U.S. SOFR Averages Index + 0.95%, 5.3042% 9/4/2025 (c)(d)	120,000	120,004
Vistra Operations Co LLC 5.05% 12/30/2026 (b)	21,000	21,155
		641,618
Multi-Utilities - 0.4%
Dominion Energy Inc 1.45% 4/15/2026	130,000	127,708
Dominion Energy Inc 3.9% 10/1/2025	80,000	79,946
		207,654
TOTAL UTILITIES		849,272

TOTAL UNITED STATES		15,653,699
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $22,255,414)		22,341,548

U.S. Treasury Obligations - 29.5%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/2/2025	4.28	2,757,000	2,747,304
US Treasury Bills 0% 11/28/2025	4.10 to 4.32	1,611,200	1,595,438
US Treasury Bills 0% 11/6/2025	4.16 to 4.21	3,000,000	2,977,851
US Treasury Bills 0% 9/4/2025	4.16 to 4.21	2,872,500	2,871,824
US Treasury Notes 3.5% 9/30/2026	3.96 to 4.36	2,215,600	2,207,378
US Treasury Notes 4.125% 1/31/2027	3.89 to 4.08	1,500,000	1,507,441
TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,893,058)			13,907,236

Money Market Funds - 2.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $1,324,656)	4.36	1,324,391	1,324,656

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $46,900,865)	47,024,936
NET OTHER ASSETS (LIABILITIES) - 0.1%	62,187
NET ASSETS - 100.0%	47,087,123

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,273,972 or 19.7% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	990,120	27,988,075	27,653,539	43,926	-	-	1,324,656	1,324,391	0.0%
Total	990,120	27,988,075	27,653,539	43,926	-	-	1,324,656

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	8,960,611	-	8,960,611	-

Bank Notes
Financials	251,740	-	251,740	-

Collateralized Mortgage Obligations	73,094	-	73,094	-

Commercial Mortgage Securities	166,051	-	166,051	-

Non-Convertible Corporate Bonds
Communication Services	921,023	-	921,023	-
Consumer Discretionary	1,483,893	-	1,483,893	-
Consumer Staples	941,290	-	941,290	-
Energy	730,027	-	730,027	-
Financials	13,099,068	-	13,099,068	-
Health Care	860,933	-	860,933	-
Industrials	795,513	-	795,513	-
Information Technology	1,411,566	-	1,411,566	-
Materials	144,660	-	144,660	-
Real Estate	675,402	-	675,402	-
Utilities	1,278,173	-	1,278,173	-

U.S. Treasury Obligations	13,907,236	-	13,907,236	-

Money Market Funds	1,324,656	1,324,656	-	-
Total Investments in Securities:	47,024,936	1,324,656	45,700,280	-
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $45,576,209)	$45,700,280
Fidelity Central Funds (cost $1,324,656)	1,324,656

Total Investment in Securities (cost $46,900,865)		$47,024,936
Receivable for fund shares sold		148,445
Interest receivable		293,048
Distributions receivable from Fidelity Central Funds		2,756
Receivable from investment adviser for expense reductions		1,457
Total assets		47,470,642
Liabilities
Payable for investments purchased	$168,129
Payable for fund shares redeemed	178,900
Distributions payable	23,805
Accrued management fee	7,747
Distribution and service plan fees payable	1,670
Other affiliated payables	3,265
Other payables and accrued expenses	3
Total liabilities		383,519
Net Assets		$47,087,123
Net Assets consist of:
Paid in capital		$46,043,782
Total accumulated earnings (loss)		1,043,341
Net Assets		$47,087,123

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($3,673,106 ÷ 355,733 shares)(a)		$10.33
Maximum offering price per share (100/98.50 of $10.33)		$10.49
Class M :
Net Asset Value and redemption price per share ($2,098,861 ÷ 203,277 shares)(a)		$10.33
Maximum offering price per share (100/98.50 of $10.33)		$10.49
Class C :
Net Asset Value and offering price per share ($1,172,195 ÷ 113,593 shares)(a)		$10.32
Fidelity Sustainable Low Duration Bond Fund :
Net Asset Value, offering price and redemption price per share ($26,342,846 ÷ 2,551,256 shares)		$10.33
Class I :
Net Asset Value, offering price and redemption price per share ($1,167,610 ÷ 113,081 shares)		$10.33
Class Z :
Net Asset Value, offering price and redemption price per share ($12,632,505 ÷ 1,223,393 shares)		$10.33
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended August 31, 2025
Investment Income
Interest		$1,738,679
Income from Fidelity Central Funds		43,926
Total income		1,782,605
Expenses
Management fee	$74,586
Transfer agent fees	32,954
Distribution and service plan fees	18,151
Independent trustees' fees and expenses	88
Total expenses before reductions	125,779
Expense reductions	(17,423)
Total expenses after reductions		108,356
Net Investment income (loss)		1,674,249
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	39,650
Total net realized gain (loss)		39,650
Change in net unrealized appreciation (depreciation) on investment securities		12,929
Net gain (loss)		52,579
Net increase (decrease) in net assets resulting from operations		$1,726,828
Statement of Changes in Net Assets

	Year ended August 31, 2025	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,674,249	$1,337,760
Net realized gain (loss)	39,650	18,303
Change in net unrealized appreciation (depreciation)	12,929	141,610
Net increase (decrease) in net assets resulting from operations	1,726,828	1,497,673
Distributions to shareholders	(1,529,974)	(1,016,595)

Share transactions - net increase (decrease)	17,414,328	5,467,747
Total increase (decrease) in net assets	17,611,182	5,948,825

Net Assets
Beginning of period	29,475,941	23,527,116
End of period	$47,087,123	$29,475,941

Financial Highlights
Fidelity Advisor® Sustainable Low Duration Bond Fund Class A

Years ended August 31,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.31	$10.13	$9.96	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.445	.498	.401	.053
Net realized and unrealized gain (loss)	.018	.056	(.024)	(.058)
Total from investment operations	.463	.554	.377	(.005)
Distributions from net investment income	(.431)	(.370)	(.207)	(.035)
Distributions from net realized gain	(.012)	(.004)	-	-
Total distributions	(.443)	(.374)	(.207)	(.035)
Net asset value, end of period	$10.33	$10.31	$10.13	$9.96
Total Return D,E,F	4.60%	5.58%	3.83%	(.05)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.47%	.45%	.51%	.51% I
Expenses net of fee waivers, if any	.45%	.45%	.50%	.51% I
Expenses net of all reductions, if any	.45%	.45%	.50%	.51% I
Net investment income (loss)	4.33%	4.89%	4.00%	1.40% I
Supplemental Data
Net assets, end of period (000 omitted)	$3,673	$4,194	$3,209	$1,730
Portfolio turnover rate J	58%	67%	25%	5% K

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Fidelity Advisor® Sustainable Low Duration Bond Fund Class M

Years ended August 31,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.31	$10.13	$9.96	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.446	.501	.402	.054
Net realized and unrealized gain (loss)	.020	.055	(.023)	(.059)
Total from investment operations	.466	.556	.379	(.005)
Distributions from net investment income	(.434)	(.372)	(.209)	(.035)
Distributions from net realized gain	(.012)	(.004)	-	-
Total distributions	(.446)	(.376)	(.209)	(.035)
Net asset value, end of period	$10.33	$10.31	$10.13	$9.96
Total Return D,E,F	4.63%	5.60%	3.84%	(.05)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.42%	.43%	.48%	.51% I
Expenses net of fee waivers, if any	.42%	.43%	.48%	.51% I
Expenses net of all reductions, if any	.41%	.43%	.48%	.51% I
Net investment income (loss)	4.36%	4.91%	4.02%	1.40% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,099	$766	$605	$515
Portfolio turnover rate J	58%	67%	25%	5% K

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Fidelity Advisor® Sustainable Low Duration Bond Fund Class C

Years ended August 31,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.30	$10.12	$9.95	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.360	.414	.317	.021
Net realized and unrealized gain (loss)	.018	.055	(.024)	(.064)
Total from investment operations	.378	.469	.293	(.043)
Distributions from net investment income	(.346)	(.285)	(.123)	(.007)
Distributions from net realized gain	(.012)	(.004)	-	-
Total distributions	(.358)	(.289)	(.123)	(.007)
Net asset value, end of period	$10.32	$10.30	$10.12	$9.95
Total Return D,E,F	3.74%	4.71%	2.96%	(.43)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.28%	1.28%	1.34%	1.36% I
Expenses net of fee waivers, if any	1.28%	1.28%	1.34%	1.36% I
Expenses net of all reductions, if any	1.27%	1.28%	1.33%	1.36% I
Net investment income (loss)	3.51%	4.06%	3.17%	.55% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,172	$973	$872	$759
Portfolio turnover rate J	58%	67%	25%	5% K

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Fidelity® Sustainable Low Duration Bond Fund

Years ended August 31,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.31	$10.13	$9.96	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.465	.518	.418	.059
Net realized and unrealized gain (loss)	.018	.057	(.021)	(.058)
Total from investment operations	.483	.575	.397	.001
Distributions from net investment income	(.451)	(.391)	(.227)	(.041)
Distributions from net realized gain	(.012)	(.004)	-	-
Total distributions	(.463)	(.395)	(.227)	(.041)
Net asset value, end of period	$10.33	$10.31	$10.13	$9.96
Total Return D,E	4.81%	5.79%	4.03%	.01%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.30%	.30%	.36%	.39% H
Expenses net of fee waivers, if any	.25%	.25%	.31%	.35% H
Expenses net of all reductions, if any	.25%	.25%	.30%	.35% H
Net investment income (loss)	4.53%	5.09%	4.20%	1.56% H
Supplemental Data
Net assets, end of period (000 omitted)	$26,343	$18,003	$11,859	$4,499
Portfolio turnover rate I	58%	67%	25%	5% J

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JAmount not annualized.
Fidelity Advisor® Sustainable Low Duration Bond Fund Class I

Years ended August 31,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.31	$10.13	$9.96	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.464	.524	.416	.060
Net realized and unrealized gain (loss)	.019	.051	(.019)	(.059)
Total from investment operations	.483	.575	.397	.001
Distributions from net investment income	(.451)	(.391)	(.227)	(.041)
Distributions from net realized gain	(.012)	(.004)	-	-
Total distributions	(.463)	(.395)	(.227)	(.041)
Net asset value, end of period	$10.33	$10.31	$10.13	$9.96
Total Return D,E	4.81%	5.79%	4.03%	.01%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.27%	.32%	.37%	.37% H
Expenses net of fee waivers, if any	.25%	.25%	.31%	.35% H
Expenses net of all reductions, if any	.25%	.25%	.30%	.35% H
Net investment income (loss)	4.53%	5.10%	4.20%	1.56% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,168	$654	$3,219	$526
Portfolio turnover rate I	58%	67%	25%	5% J

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JAmount not annualized.
Fidelity Advisor® Sustainable Low Duration Bond Fund Class Z

Years ended August 31,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.31	$10.13	$9.96	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.469	.526	.426	.061
Net realized and unrealized gain (loss)	.019	.054	(.024)	(.058)
Total from investment operations	.488	.580	.402	.003
Distributions from net investment income	(.456)	(.396)	(.232)	(.043)
Distributions from net realized gain	(.012)	(.004)	-	-
Total distributions	(.468)	(.400)	(.232)	(.043)
Net asset value, end of period	$10.33	$10.31	$10.13	$9.96
Total Return D,E	4.86%	5.84%	4.08%	.03%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.25%	.25%	.31%	.35% H
Expenses net of fee waivers, if any	.20%	.20%	.25%	.30% H
Expenses net of all reductions, if any	.20%	.20%	.25%	.30% H
Net investment income (loss)	4.58%	5.14%	4.25%	1.61% H
Supplemental Data
Net assets, end of period (000 omitted)	$12,633	$4,886	$3,764	$962
Portfolio turnover rate I	58%	67%	25%	5% J

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JAmount not annualized.
Notes to Financial Statements

For the period ended August 31, 2025

1. Organization.
Fidelity Sustainable Low Duration Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Sustainable Low Duration Bond Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$424,880
Gross unrealized depreciation	(1,035)
Net unrealized appreciation (depreciation)	$423,845
Tax Cost	$46,601,091

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$597,002
Undistributed long-term capital gain	$22,498
Net unrealized appreciation (depreciation) on securities and other investments	$423,845

The tax character of distributions paid was as follows:

	August 31, 2025	August 31, 2024
Ordinary Income	$1,515,915	$1,007,076
Long-term Capital Gains	14,059	9,519
Total	$1,529,974	$1,016,595

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainable Low Duration Bond Fund	25,651,805	14,016,040
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as proxy and shareholder meeting expenses.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.15%	5,684	957
Class M	- %	.15%	1,844	831
Class C	.75%	.25%	10,623	6,300
			18,151	8,088

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	243
Class CA	2
245

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	4,398.12
Class M	828.07
Class C	803.08
Fidelity Sustainable Low Duration Bond Fund	22,258.10
Class I	639.07
Class Z	4,028.05
	32,954

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	.45%	615
Class M	.45%	-
Class C	1.30%	-
Fidelity Sustainable Low Duration Bond Fund	.25%	11,150
Class I	.25%	168
Class Z	.20%	3,996
		15,929

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,494.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended August 31, 2025	Year ended August 31, 2024
Fidelity Sustainable Low Duration Bond Fund
Distributions to shareholders
Class A	$160,776	$134,958
Class M	44,602	23,883
Class C	36,003	26,353
Fidelity Sustainable Low Duration Bond Fund	927,159	579,534
Class I	39,237	78,687
Class Z	322,197	173,180
Total	$1,529,974	$1,016,595
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2025	Year ended August 31, 2024	Year ended August 31, 2025	Year ended August 31, 2024
Fidelity Sustainable Low Duration Bond Fund
Class A
Shares sold	98,465	249,498	$1,010,136	$2,542,258
Reinvestment of distributions	15,682	13,239	160,606	134,904
Shares redeemed	(165,260)	(172,722)	(1,700,849)	(1,761,046)
Net increase (decrease)	(51,113)	90,015	$(530,107)	$916,116
Class M
Shares sold	130,296	17,673	$1,335,060	$180,581
Reinvestment of distributions	4,348	2,344	44,575	23,879
Shares redeemed	(5,666)	(5,460)	(58,283)	(55,721)
Net increase (decrease)	128,978	14,557	$1,321,352	$148,739
Class C
Shares sold	21,898	18,851	$224,776	$191,260
Reinvestment of distributions	3,519	2,588	35,978	26,338
Shares redeemed	(6,223)	(13,190)	(63,720)	(133,909)
Net increase (decrease)	19,194	8,249	$197,034	$83,689
Fidelity Sustainable Low Duration Bond Fund
Shares sold	1,989,210	1,322,817	$20,409,046	$13,483,971
Reinvestment of distributions	79,655	51,256	816,175	522,289
Shares redeemed	(1,263,811)	(798,858)	(12,994,472)	(8,145,134)
Net increase (decrease)	805,054	575,215	$8,230,749	$5,861,126
Class I
Shares sold	54,216	45,683	$556,450	$464,041
Reinvestment of distributions	3,786	7,645	38,786	77,705
Shares redeemed	(8,402)	(307,737)	(86,394)	(3,125,566)
Net increase (decrease)	49,600	(254,409)	$508,842	$(2,583,820)
Class Z
Shares sold	883,718	471,271	$9,065,862	$4,808,900
Reinvestment of distributions	9,441	11,517	96,892	117,246
Shares redeemed	(143,639)	(380,552)	(1,476,296)	(3,884,249)
Net increase (decrease)	749,520	102,236	$7,686,458	$1,041,897
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Sustainable Low Duration Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Sustainable Low Duration Bond Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of August 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the three years in the period then ended and for the period from April 13, 2022 (commencement of operations) through August 31, 2022, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from April 13, 2022 (commencement of operations) through August 31, 2022, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 16, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2025, $26,622, or, if subsequently determined to be different, the net capital gain of such year.

A total of 28.88% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $1,149,188 of distributions paid in the calendar year 2024 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates 98.66% and 80.95% of the short-term capital gain dividends distributed in October and December, respectively during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The fund designates $1,515,913 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9904900.103
SLD-ANN-1025
Fidelity® SAI Sustainable Low Duration Bond Fund
(formerly Fidelity® SAI Sustainable Low Duration Income Fund)

Annual Report
August 31, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Sustainable Low Duration Bond Fund
Schedule of Investments August 31, 2025
Showing Percentage of Net Assets
Asset-Backed Securities - 18.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 18.3%
Affirm Asset Securitization Trust Series 2025-X1 Class A, 5.08% 4/15/2030 (b)	72,361	72,451
Autonation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (b)	100,000	100,256
BMW Vehicle Lease Trust Series 2025-1 Class A2A, 4.43% 9/27/2027	140,000	140,344
BofA Auto Trust Series 2024-1A Class A2, 5.57% 12/15/2026 (b)	4,807	4,812
BofA Auto Trust Series 2025-1A Class A2A, 4.52% 11/22/2027 (b)	40,000	40,057
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/2028	150,000	147,209
Capital One Prime Auto Receivables Trust Series 2024-1 Class A2A, 4.61% 10/15/2027	88,028	88,114
CarMax Auto Owner Trust Series 2024-1 Class A2A, 5.3% 3/15/2027	3,873	3,876
CarMax Auto Owner Trust Series 2024-2 Class A2A, 5.65% 5/17/2027	14,849	14,876
CarMax Auto Owner Trust Series 2024-3 Class A2A, 5.21% 9/15/2027	34,392	34,478
CarMax Auto Owner Trust Series 2024-4 Class A2A, 4.67% 12/15/2027	36,854	36,919
CarMax Auto Owner Trust Series 2025-1 Class A2A, 4.63% 3/15/2028	69,145	69,266
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	65,000	65,244
CarMax Auto Owner Trust Series 2025-3 Class A2A, 4.42% 8/15/2028	130,000	130,313
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	1,964	1,971
Carvana Auto Receivables Trust 2025-P2 Series 2025-P2 Class A2, 4.56% 8/10/2028	115,000	115,209
Carvana Auto Receivables Trust Series 2024-P4 Class A2, 4.62% 2/10/2028	24,393	24,408
Carvana Auto Receivables Trust Series 2025-P1 Class A2, 4.5% 6/12/2028	23,073	23,085
Chase Auto Owner Trust Series 2024-1A Class A2, 5.48% 4/26/2027 (b)	2,438	2,439
Chase Auto Owner Trust Series 2024-3A Class A2, 5.53% 9/27/2027 (b)	14,738	14,774
Chase Auto Owner Trust Series 2024-4A Class A2, 5.25% 9/27/2027 (b)	28,181	28,237
Citizens Auto Receivables Trust Series 2024-1 Class A2A, 5.43% 10/15/2026 (b)	893	892
Citizens Auto Receivables Trust Series 2024-2 Class A2A, 5.54% 11/16/2026 (b)	5,952	5,957
Daimler Trucks Retail Trust Series 2024-1 Class A2, 5.6% 4/15/2026	3,066	3,067
Dell Equip Fin Trust Series 2025-1 Class A2, 4.68% 7/22/2027 (b)	100,000	100,381
Dell Equipment Finance Trust Series 2024-2 Class A2, 4.69% 8/22/2030 (b)	88,844	88,978
Dext Abs LLC Series 2025-1 Class A2, 4.59% 8/16/2027 (b)	100,000	100,169
DLLAA LLC Series 2025-1A Class A2, 4.7% 10/20/2027 (b)	35,000	35,091
Dllad LLC Series 2025-1A Class A2, 4.46% 11/20/2028 (b)	80,000	80,238
DLLAD Series 2024-1A Class A2, 5.5% 8/20/2027 (b)	14,715	14,790
DLLMT LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	150,000	151,463
DLLST Series 2024-1A Class A3, 5.05% 8/20/2027 (b)	140,000	140,560
DRIVE Series 2025-1 Class A2, 4.87% 8/15/2028	70,000	70,155
Enterprise Fleet Financing 2025-2 LLC Series 2025-2 Class A2, 4.51% 2/22/2028 (b)	136,000	136,451
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	78,833	80,008
Enterprise Fleet Financing LLC Series 2024-1 Class A2, 5.23% 3/20/2030 (b)	149,602	150,777
Enterprise Fleet Financing LLC Series 2024-3 Class A2, 5.31% 4/20/2027 (b)	33,021	33,195
Enterprise Fleet Financing LLC Series 2024-4 Class A2, 4.69% 7/20/2027 (b)	71,265	71,453
Enterprise Fleet Financing LLC Series 2025-1 Class A2, 4.65% 10/20/2027 (b)	80,000	80,275
Exeter Automobile Receivables Trust Series 2025-3A Class A2, 4.83% 1/18/2028	105,000	105,166
Exeter Automobile Receivables Trust Series 2025-4A Class A2, 4.53% 3/15/2028	105,000	105,039
Exeter Select Automobile Receivables Trust Series 2025-2 Class A2, 4.54% 6/15/2029	65,000	65,178
Ford Credit Auto Lease Trust Series 2025-A Class A2A, 4.57% 8/15/2027	77,446	77,587
Ford Credit Auto Owner Trust Series 2021-1 Class A, 1.37% 10/17/2033 (b)	140,000	137,434
Ford Credit Auto Owner Trust Series 2023-A Class A3, 4.65% 2/15/2028	101,534	101,759
Ford Credit Auto Owner Trust Series 2024-D Class A2A, 4.59% 10/15/2027	46,318	46,388
Ford Credit Auto Owner Trust Series 2025-A Class A2A, 4.47% 12/15/2027	110,000	110,216
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (b)	180,000	183,281
Ford Series 2025-B Class A2A, 4.37% 3/15/2028	55,000	55,113
FORDO Series 2024-B Class A2A, 5.4% 4/15/2027	21,484	21,539
GM Financial Automobile Leasing Trust Series 2024-2 Class A2A, 5.43% 9/21/2026	18,365	18,398
GM Financial Automobile Leasing Trust Series 2025-1 Class A2A, 4.54% 5/20/2027 (c)	155,748	156,045
GM Financial Automobile Leasing Trust Series 2025-1 Class A3, 4.66% 2/21/2028	100,000	100,761
GM Financial Consumer Automobile Receivables Trust Series 2024-1 Class A2A, 5.12% 2/16/2027	1,706	1,707
GM Financial Consumer Automobile Receivables Trust Series 2024-2 Class A2A, 5.33% 3/16/2027	6,689	6,696
GM Financial Consumer Automobile Receivables Trust Series 2024-4 Class A2A, 4.53% 10/18/2027	40,798	40,835
GM Financial Consumer Automobile Receivables Trust Series 2025-2 Class A2A, 4.4% 2/16/2028	130,000	130,145
Gm Financial Leasing Trst Series 2025-3 Class A2A, 4.19% 10/20/2027	128,000	128,087
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (b)	170,000	171,447
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A2, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4927% 6/15/2028 (b)(c)(d)	126,000	126,704
GMF Floorplan Owner Revolving Trust Series 2024-3A Class A1, 4.68% 11/15/2028 (b)	140,000	140,768
GMF Floorplan Owner Revolving Trust Series 2025-1A Class A2, U.S. 30-Day Avg. SOFR Index + 0.6%, 4.9427% 3/15/2029 (b)(c)(d)	100,000	100,165
Gmf Leasing LLC Series 2025-2 Class A2A, 4.55% 7/20/2027	125,000	125,367
Greensky Home Improvement Issuer Trust Series 2025-2A Class A2, 4.93% 6/25/2060 (b)	100,000	100,276
Halst Series 2025-A Class A2A, 4.6% 6/15/2027 (b)	91,599	91,788
Halst Series 2025-A Class A3, 4.83% 1/18/2028 (b)	180,000	181,703
Harot Series 2025-2 Class A2A, 4.3% 1/18/2028	117,000	117,146
Honda Auto Receivables Owner Trust Series 2023-2 Class A3, 4.93% 11/15/2027	75,548	75,842
Honda Auto Receivables Owner Trust Series 2025-1 Class A2, 4.53% 8/23/2027	160,000	160,259
Honda Auto Receivables Series 2024-2 Class A2, 5.48% 11/18/2026	15,920	15,946
Hyundai Auto Lease Securitization Trust Series 2023-C Class A3, 5.8% 12/15/2026 (b)	66,016	66,195
Hyundai Auto Lease Securitization Trust Series 2024-B Class A2A, 5.51% 10/15/2026 (b)	31,104	31,144
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (b)	110,000	110,390
Hyundai Auto Receivables Trust Series 2024-A Class A2A, 5.29% 4/15/2027	9,566	9,581
Hyundai Auto Receivables Trust Series 2024-C Class A2A, 4.53% 9/15/2027	45,390	45,437
Hyundai Auto Receivables Trust Series 2025-B Class A2A, 4.45% 8/15/2028	80,000	80,239
John Deere Owner Trust Series 2024-A Class A2A, 5.19% 2/16/2027	17,335	17,350
Kubota Credit Owner Trust 2025-2 Series 2025-2A Class A2, 4.48% 4/17/2028 (b)	100,000	100,403
Kubota Credit Owner Trust Series 2025-1A Class A2, 4.61% 12/15/2027 (b)	100,000	100,320
M&T Equipment Notes Series 2025-1A Class A2, 4.7% 12/16/2027 (b)	55,000	55,286
Marlette Funding Trust 2025-1 Series 2025-1A Class A, 4.75% 7/16/2035 (b)	90,595	90,687
MBART Series 2025-1 Class A2A, 4.5% 2/15/2028	46,195	46,260
Mercedes-Benz Auto Lease Trust Series 2024-A Class A2A, 5.44% 2/16/2027	30,377	30,450
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	140,000	140,142
Mercedes-Benz Auto Lease Trust Series 2025-A Class A2A, 4.57% 4/17/2028	90,000	90,411
Mercedes-Benz Auto Receivables Series 2023-1 Class A3, 4.51% 11/15/2027	32,612	32,649
Mercedes-Benz Auto Receivables Trust Series 2024-1 Class A2A, 5.06% 5/17/2027	2,272	2,272
Porsche Financial Auto Securitization Trust Series 2024-1A Class A2A, 4.45% 1/24/2028 (b)	43,218	43,239
Porsche Innovative Lease Owner Trust Series 2025-1A Class A2A, 4.6% 12/20/2027 (b)	100,000	100,259
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (b)	100,000	100,679
RCKT Trust Series 2025-1A Class A, 4.9% 7/25/2034 (b)	91,077	91,158
Santander Drive Auto Receivables Trust Series 2025-1 Class A3, 4.74% 1/16/2029	20,000	20,074
Santander Drive Auto Receivables Trust Series 2025-2 Class A2, 4.71% 6/15/2028	94,064	94,235
SBNA Auto Lease Trust Series 2024-B Class A2, 5.67% 11/20/2026 (b)	5,016	5,020
SBNA Auto Lease Trust Series 2024-C Class A2, 4.94% 11/20/2026 (b)	8,314	8,318
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	100,000	100,211
SFAST Series 2025-1A Class A2, 4.65% 5/22/2028 (b)	62,460	62,549
SFS Auto Receivables Securitization Trust Series 2023-1A Class A3, 5.47% 10/20/2028 (b)	76,736	77,263
SFS Auto Receivables Securitization Trust Series 2024-2A Class A2, 5.71% 10/20/2027 (b)	10,325	10,341
SFS Auto Receivables Securitization Trust Series 2024-3A Class A2, 4.71% 5/22/2028 (b)	17,062	17,080
SFS Auto Receivables Securitization Trust Series 2025-2A Class A2, 4.52% 11/20/2028 (b)	95,000	95,230
Sfuel Series 2025-BA Class A2, 4.31% 5/22/2028 (b)	150,000	150,279
Sofi Consumer Loan Program Series 2025-3 Class A, 4.47% 8/15/2034 (b)	100,000	100,063
Tesla Auto Lease Trust Series 2024-B Class A2A, 4.79% 1/20/2027 (b)	20,471	20,486
Tesla Electric Vehicle Trust Series 2023-1 Class A2A, 5.54% 12/21/2026 (b)	4,605	4,610
Toyota Auto Loan Extended Note Trust Series 2021-1A Class A, 1.07% 2/27/2034 (b)	100,000	98,459
Toyota Auto Receivables Owner Trust Series 2023-D Class A2A, 5.8% 11/16/2026	753	753
Toyota Auto Receivables Owner Trust Series 2025-B Class A2A, 4.46% 3/15/2028	170,000	170,321
Toyota Lease Owner Trust Series 2025-A Class A2A, 4.58% 7/20/2027 (b)	61,828	61,994
USB Auto Owner Trust 2025-1 Series 2025-1A Class A2, 4.51% 6/15/2028 (b)	125,000	125,374
Verizon Master Trust Series 2025-3 Class A1A, 4.51% 3/20/2030	90,000	90,576
Volkswagen Auto Lease Trust Series 2023-A Class A3, 5.81% 10/20/2026	53,885	54,060
Volkswagen Auto Loan Enhanced Trust 2023-2 Series 2023-2 Class A3, 5.48% 12/20/2028	120,000	121,699
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A2A, 4.65% 11/22/2027	108,575	108,783
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (b)	74,599	75,582
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (b)	74,407	75,252
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (b)	89,614	90,314
Wheels Fleet Lease Funding 1 LLC Series 2025-1A Class A2, CME Term SOFR 1 month Index + 0%, 4.9868% 1/18/2040 (b)(c)(d)	100,000	100,296
Woart Series 2025-B Class A2A, 4.38% 8/15/2028	140,000	140,273
Woart Series 2025-C Class A2A, 4.19% 10/16/2028	148,000	148,108
World Omni Auto Receivables Tr Series 2024-A Class A3, 4.86% 3/15/2029	145,000	145,750
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	114,894	115,550
World Omni Auto Receivables Trust Series 2024-B Class A2A, 5.48% 9/15/2027	10,922	10,934
World Omni Auto Receivables Trust Series 2025-A Class A2A, 4.49% 4/17/2028	76,303	76,378
World Omni Automobile Lease Securitization Trst Series 2023-A Class A3, 5.07% 9/15/2026	814	813
World Omni Select Auto Trust Series 2024-A Class A2A, 5.37% 2/15/2028	19,300	19,338
TOTAL UNITED STATES		9,481,940
TOTAL ASSET-BACKED SECURITIES (Cost $9,459,668)		9,481,940

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Goldman Sachs Bank USA 5.283% 3/18/2027 (c) (Cost $71,164)	71,000	71,323

Collateralized Mortgage Obligations - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (b)(c) (Cost $73,166)	75,215	73,094

Commercial Mortgage Securities - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 6.1066% 6/15/2040 (b)(c)(d)	105,000	105,459
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.5069% 3/15/2030 (b)(c)(d)	78,693	78,595
TOTAL UNITED STATES		184,054
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $183,254)		184,054

Non-Convertible Corporate Bonds - 44.9%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.2%
Financials - 0.2%
Banks - 0.2%
Commonwealth Bank of Australia U.S. SOFR Index + 0.46%, 4.8305% 11/27/2026 (b)(c)(d)	105,000	105,211
CANADA - 3.6%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Enbridge Inc 5.9% 11/15/2026	91,000	92,592
Financials - 3.3%
Banks - 3.3%
Bank of Montreal 0.949% 1/22/2027 (c)	140,000	138,053
Bank of Montreal 4.567% 9/10/2027 (c)	151,000	151,368
Bank of Nova Scotia/The 2.7% 8/3/2026	120,000	118,443
Bank of Nova Scotia/The 2.951% 3/11/2027	100,000	98,418
Bank of Nova Scotia/The 5.35% 12/7/2026	146,000	148,048
Canadian Imperial Bank of Commerce 4.508% 9/11/2027 (c)	150,000	150,323
Canadian Imperial Bank of Commerce 5.615% 7/17/2026	146,000	147,763
Royal Bank of Canada 4.51% 10/18/2027 (c)	140,000	140,320
Royal Bank of Canada 5.069% 7/23/2027 (c)	100,000	100,662
Royal Bank of Canada U.S. SOFR Averages Index + 0.72%, 5.0703% 10/18/2027 (c)(d)	100,000	100,228
Toronto Dominion Bank 1.25% 9/10/2026	140,000	136,020
Toronto Dominion Bank 5.532% 7/17/2026	130,000	131,431
Toronto Dominion Bank U.S. SOFR Index + 0.62%, 4.9768% 12/17/2026 (c)(d)	145,000	145,460
		1,706,537
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Emera US Finance LP 3.55% 6/15/2026	80,000	79,330
TOTAL CANADA		1,878,459
CHILE - 0.3%
Utilities - 0.3%
Electric Utilities - 0.3%
Enel Americas SA 4% 10/25/2026	144,000	143,118
FRANCE - 0.4%
Financials - 0.4%
Banks - 0.4%
BNP Paribas SA 2.591% 1/20/2028 (b)(c)	200,000	195,165
GERMANY - 0.3%
Consumer Discretionary - 0.3%
Automobiles - 0.3%
Mercedes-Benz Finance North America LLC 5.2% 8/3/2026 (b)	150,000	151,291
IRELAND - 1.5%
Financials - 1.0%
Banks - 0.4%
Bank of Ireland Group PLC 2.029% 9/30/2027 (b)(c)	200,000	194,757
Consumer Finance - 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026	171,000	169,042
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026	150,000	149,870
		318,912
TOTAL FINANCIALS		513,669

Industrials - 0.5%
Transportation Infrastructure - 0.5%
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (b)	115,000	114,705
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (b)	140,000	139,762
		254,467
TOTAL IRELAND		768,136
ITALY - 0.4%
Utilities - 0.4%
Electric Utilities - 0.4%
Enel Finance International NV 7.05% 10/14/2025 (b)(e)	200,000	200,512
JAPAN - 0.8%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
NTT Finance Corp 4.567% 7/16/2027 (b)	200,000	201,269
Financials - 0.4%
Banks - 0.4%
Mizuho Financial Group Inc 1.554% 7/9/2027 (c)	200,000	195,387
TOTAL JAPAN		396,656
NETHERLANDS - 1.4%
Financials - 0.9%
Banks - 0.9%
Cooperatieve Rabobank UA/NY 4.333% 8/28/2026	250,000	250,658
ING Groep NV 1.726% 4/1/2027 (c)	200,000	197,023
		447,681
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
NXP BV / NXP Funding LLC / NXP USA Inc 3.875% 6/18/2026	160,000	159,309
NXP BV / NXP Funding LLC 5.35% 3/1/2026	131,000	131,263
		290,572
TOTAL NETHERLANDS		738,253
NORWAY - 0.4%
Financials - 0.4%
Banks - 0.4%
DNB Bank ASA 1.127% 9/16/2026 (b)(c)	200,000	199,726
SWEDEN - 0.4%
Financials - 0.4%
Banks - 0.4%
Swedbank AB 6.136% 9/12/2026 (b)	200,000	203,725
UNITED KINGDOM - 2.7%
Financials - 2.7%
Banks - 2.7%
Barclays PLC 5.829% 5/9/2027 (c)	200,000	201,813
Barclays PLC 7.325% 11/2/2026 (c)	200,000	200,862
HSBC Holdings PLC 5.887% 8/14/2027 (c)	200,000	202,693
HSBC Holdings PLC 7.336% 11/3/2026 (c)	200,000	200,907
Lloyds Banking Group PLC 5.985% 8/7/2027 (c)	200,000	202,791
NatWest Group PLC 5.847% 3/2/2027 (c)	200,000	201,420
NatWest Group PLC 7.472% 11/10/2026 (c)	200,000	201,068

TOTAL UNITED KINGDOM		1,411,554
UNITED STATES - 32.5%
Communication Services - 1.2%
Diversified Telecommunication Services - 0.4%
AT&T Inc 1.7% 3/25/2026	150,000	147,808
AT&T Inc 3.875% 1/15/2026	108,000	107,709
		255,517
Wireless Telecommunication Services - 0.8%
T-Mobile USA Inc 1.5% 2/15/2026	146,000	144,060
T-Mobile USA Inc 2.25% 2/15/2026	120,000	118,667
T-Mobile USA Inc 2.625% 4/15/2026	130,000	128,522
		391,249
TOTAL COMMUNICATION SERVICES		646,766

Consumer Discretionary - 2.2%
Automobiles - 1.2%
American Honda Finance Corp 4.95% 1/9/2026	28,000	28,054
General Motors Financial Co Inc 5.25% 3/1/2026	150,000	150,254
General Motors Financial Co Inc 6.05% 10/10/2025	70,000	70,093
Hyundai Capital America 1.8% 10/15/2025 (b)	50,000	49,814
Hyundai Capital America 5.65% 6/26/2026 (b)	80,000	80,799
Hyundai Capital America 6.25% 11/3/2025 (b)	90,000	90,255
Hyundai Capital America U.S. SOFR Index + 1.12%, 5.4785% 6/23/2027 (b)(c)(d)	130,000	130,680
		599,949
Leisure Products - 0.4%
Mattel Inc 3.375% 4/1/2026 (b)	70,000	69,374
Mattel Inc 5.875% 12/15/2027 (b)	130,000	130,346
		199,720
Specialty Retail - 0.6%
AutoZone Inc 3.125% 4/21/2026	145,000	143,857
Home Depot Inc/The U.S. SOFR Index + 0.33%, 4.6863% 12/24/2025 (c)(d)	58,000	58,035
Ross Stores Inc 0.875% 4/15/2026	120,000	117,396
		319,288
TOTAL CONSUMER DISCRETIONARY		1,118,957

Consumer Staples - 2.1%
Beverages - 0.6%
Keurig Dr Pepper Inc U.S. SOFR Index + 0.58%, 4.9328% 11/15/2026 (c)(d)	156,000	156,020
Molson Coors Beverage Co 3% 7/15/2026	160,000	158,150
		314,170
Consumer Staples Distribution & Retail - 0.8%
7-Eleven Inc 0.95% 2/10/2026 (b)	70,000	68,886
Mars Inc 4.45% 3/1/2027 (b)	49,000	49,295
Mondelez International Holdings Netherlands BV 1.25% 9/24/2026 (b)	200,000	193,860
Walmart Inc U.S. SOFR Averages Index + 0.43%, 4.7867% 4/28/2027 (c)(d)	127,000	127,366
		439,407
Food Products - 0.7%
Bunge Ltd Finance Corp 3.25% 8/15/2026	108,000	107,031
Conagra Brands Inc 4.6% 11/1/2025	100,000	99,951
Kraft Heinz Foods Co 3% 6/1/2026	139,000	137,462
		344,444
TOTAL CONSUMER STAPLES		1,098,021

Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
EQT Corp 3.125% 5/15/2026 (b)	83,000	82,029
MPLX LP 1.75% 3/1/2026	50,000	49,327
Spectra Energy Partners LP 3.375% 10/15/2026	145,000	143,439
Transcontinental Gas Pipe Line Co LLC 7.85% 2/1/2026	141,000	141,883
Western Gas Partners LP 4.65% 7/1/2026	148,000	147,852
Williams Cos Inc/The 5.4% 3/2/2026	100,000	100,467
		664,997
Financials - 17.8%
Banks - 8.9%
Bank of America Corp 1.197% 10/24/2026 (c)	74,000	73,654
Bank of America Corp 1.658% 3/11/2027 (c)	140,000	138,012
Bank of America Corp 1.734% 7/22/2027 (c)	160,000	156,351
Bank of America Corp 3.559% 4/23/2027 (c)	130,000	129,353
Bank of America Corp 3.824% 1/20/2028 (c)	130,000	129,249
Bank of America Corp 5.08% 1/20/2027 (c)	125,000	125,295
Bank of America Corp 5.933% 9/15/2027 (c)	93,000	94,501
Citibank NA U.S. SOFR Index + 0.781%, 5.1371% 5/29/2027 (c)(d)	250,000	251,871
Citigroup Inc 1.122% 1/28/2027 (c)	130,000	128,253
Citigroup Inc 1.462% 6/9/2027 (c)	140,000	136,907
Citigroup Inc 3.2% 10/21/2026	115,000	113,704
Citigroup Inc 3.887% 1/10/2028 (c)	100,000	99,395
Citigroup Inc 5.61% 9/29/2026 (c)	80,000	80,057
Citizens Financial Group Inc 2.85% 7/27/2026	110,000	108,511
JPMorgan Chase & Co 1.045% 11/19/2026 (c)	140,000	138,974
JPMorgan Chase & Co 1.578% 4/22/2027 (c)	120,000	117,941
JPMorgan Chase & Co 2.947% 2/24/2028 (c)	130,000	127,628
JPMorgan Chase & Co 3.782% 2/1/2028 (c)	175,000	173,970
JPMorgan Chase & Co 3.96% 1/29/2027 (c)	138,000	137,792
JPMorgan Chase & Co 6.07% 10/22/2027 (c)	142,000	144,790
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.77%, 5.1231% 7/6/2028 (c)(d)	250,000	250,686
PNC Financial Services Group Inc/The 4.758% 1/26/2027 (c)	132,000	132,115
PNC Financial Services Group Inc/The 5.102% 7/23/2027 (c)	200,000	201,145
PNC Financial Services Group Inc/The 6.615% 10/20/2027 (c)	120,000	123,003
Truist Financial Corp 1.267% 3/2/2027 (c)	94,000	92,579
Truist Financial Corp 5.9% 10/28/2026 (c)	116,000	116,221
Truist Financial Corp 6.047% 6/8/2027 (c)	130,000	131,494
US Bancorp 5.727% 10/21/2026 (c)	147,000	147,223
US Bancorp 6.787% 10/26/2027 (c)	163,000	167,523
Wells Fargo & Co 3% 10/23/2026	148,000	146,061
Wells Fargo & Co 3% 4/22/2026	89,000	88,304
Wells Fargo & Co 3.196% 6/17/2027 (c)	130,000	128,874
Wells Fargo & Co 4.9% 1/24/2028 (c)	130,000	131,130
Wells Fargo & Co 5.707% 4/22/2028 (c)	120,000	122,733
		4,585,299
Capital Markets - 5.5%
Athene Global Funding 2.95% 11/12/2026 (b)	140,000	137,648
Athene Global Funding 4.95% 1/7/2027 (b)	108,000	108,919
Athene Global Funding 5.339% 1/15/2027 (b)	130,000	131,700
Athene Global Funding 5.62% 5/8/2026 (b)	100,000	100,794
Bank of New York Mellon Corp/The U.S. SOFR Averages Index + 0.68%, 5.0342% 6/9/2028 (c)(d)	180,000	180,514
Bank of New York Mellon U.S. SOFR Averages Index + 0.71%, 5.06% 4/20/2027 (c)(d)	250,000	250,559
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (c)	134,000	132,782
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (c)	170,000	167,355
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (c)	110,000	107,108
Goldman Sachs Group Inc/The 3.5% 11/16/2026	140,000	138,843
Goldman Sachs Group Inc/The 4.387% 6/15/2027 (c)	150,000	149,978
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.29%, 5.6421% 4/23/2028 (c)(d)	140,000	141,335
LPL Holdings Inc 4.625% 11/15/2027 (b)	140,000	139,966
Morgan Stanley 0.985% 12/10/2026 (c)	172,000	170,320
Morgan Stanley 1.512% 7/20/2027 (c)	170,000	165,795
Morgan Stanley 1.593% 5/4/2027 (c)	80,000	78,510
Morgan Stanley 5.05% 1/28/2027 (c)	110,000	110,284
Morgan Stanley 6.138% 10/16/2026 (c)	130,000	130,236
Morgan Stanley U.S. SOFR Index + 1.02%, 5.3726% 4/13/2028 (c)(d)	100,000	100,568
State Street Corp 5.751% 11/4/2026 (c)	120,000	120,267
State Street Corp U.S. SOFR Index + 0.95%, 5.3036% 4/24/2028 (c)(d)	62,000	62,405
		2,825,886
Consumer Finance - 1.2%
American Express Co 5.389% 7/28/2027 (c)	140,000	141,343
American Express Co 5.645% 4/23/2027 (c)	100,000	100,809
American Express Co 6.338% 10/30/2026 (c)	155,000	155,450
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.45%, 4.8001% 4/10/2026 (c)(d)	90,000	90,131
Toyota Motor Credit Corp U.S. SOFR Index + 0.71%, 5.0637% 5/14/2027 (c)(d)	150,000	150,585
		638,318
Financial Services - 0.8%
Aviation Capital Group LLC 1.95% 9/20/2026 (b)	108,000	105,212
Corebridge Global Funding 0.9% 9/22/2025 (b)	100,000	99,799
Corebridge Global Funding 5.75% 7/2/2026 (b)	80,000	80,992
Western Union Co/The 1.35% 3/15/2026	114,000	112,075
		398,078
Insurance - 1.4%
Brown & Brown Inc 4.6% 12/23/2026	49,000	49,230
Equitable Financial Life Global Funding 1% 1/9/2026 (b)	120,000	118,565
Equitable Financial Life Global Funding 1.3% 7/12/2026 (b)	140,000	136,601
Equitable Financial Life Global Funding 5.5% 12/2/2025 (b)	101,000	101,245
Jackson National Life Global Funding 3.05% 4/29/2026 (b)	90,000	89,227
Jackson National Life Global Funding 4.9% 1/13/2027 (b)	150,000	151,079
Reinsurance Group of America Inc 3.95% 9/15/2026	100,000	99,677
		745,624
TOTAL FINANCIALS		9,193,205

Health Care - 1.3%
Health Care Providers & Services - 1.3%
Cigna Group/The 1.25% 3/15/2026	120,000	118,015
CVS Health Corp 2.875% 6/1/2026	163,000	161,073
CVS Health Corp 3% 8/15/2026	91,000	89,837
CVS Health Corp 5% 2/20/2026	100,000	100,233
HCA Inc 5.25% 6/15/2026	60,000	60,105
HCA Inc 5.375% 9/1/2026	70,000	70,257
HCA Inc 5.875% 2/15/2026	100,000	100,082
		699,602
Industrials - 0.8%
Aerospace & Defense - 0.2%
L3Harris Technologies Inc 3.85% 12/15/2026	100,000	99,498
Ground Transportation - 0.3%
CSX Corp 2.6% 11/1/2026	140,000	137,694
Machinery - 0.3%
Caterpillar Financial Services Corp U.S. SOFR Index + 0.69%, 5.0413% 10/16/2026 (c)(d)	150,000	150,645
Trading Companies & Distributors - 0.0%
Air Lease Corp 2.875% 1/15/2026	50,000	49,663
TOTAL INDUSTRIALS		437,500

Information Technology - 1.9%
Electronic Equipment, Instruments & Components - 0.5%
Dell International LLC / EMC Corp 4.9% 10/1/2026	100,000	100,415
Dell International LLC / EMC Corp 6.02% 6/15/2026	158,000	159,382
		259,797
Semiconductors & Semiconductor Equipment - 0.2%
Marvell Technology Inc 1.65% 4/15/2026	130,000	127,735
Software - 1.1%
Oracle Corp 1.65% 3/25/2026	141,000	138,885
Oracle Corp 2.65% 7/15/2026	105,000	103,536
Roper Technologies Inc 3.8% 12/15/2026	145,000	144,102
VMware LLC 1.4% 8/15/2026	150,000	145,845
		532,368
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 4.45% 9/25/2026	45,000	45,063
TOTAL INFORMATION TECHNOLOGY		964,963

Materials - 0.2%
Chemicals - 0.2%
Celanese US Holdings LLC 1.4% 8/5/2026	90,000	86,556
International Flavors & Fragrances Inc 1.23% 10/1/2025 (b)	37,000	36,890
		123,446
Real Estate - 1.4%
Diversified REITs - 0.2%
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (b)	150,000	149,332
Office REITs - 0.4%
COPT Defense Properties LP 2.25% 3/15/2026	190,000	187,315
Specialized REITs - 0.8%
American Tower Corp 1.3% 9/15/2025	70,000	69,907
American Tower Corp 1.6% 4/15/2026	120,000	117,898
American Tower Corp 3.375% 10/15/2026	140,000	138,639
Crown Castle Inc 1.05% 7/15/2026	90,000	87,456
		413,900
TOTAL REAL ESTATE		750,547

Utilities - 2.3%
Electric Utilities - 1.3%
DTE Electric Co 4.25% 5/14/2027	25,000	25,100
Duke Energy Corp 2.65% 9/1/2026	91,000	89,626
Eversource Energy 4.75% 5/15/2026	130,000	130,300
Jersey Central Power & Light Co 4.3% 1/15/2026 (b)	92,000	91,870
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	67,000	67,633
Oncor Electric Delivery Co LLC 4.5% 3/20/2027 (b)	64,000	64,440
Pacific Gas and Electric Co U.S. SOFR Averages Index + 0.95%, 5.3042% 9/4/2025 (c)(d)	120,000	120,004
Vistra Operations Co LLC 5.05% 12/30/2026 (b)	24,000	24,177
		613,150
Multi-Utilities - 1.0%
Dominion Energy Inc 1.45% 4/15/2026	120,000	117,885
Dominion Energy Inc 2.85% 8/15/2026	100,000	98,672
DTE Energy Co 2.85% 10/1/2026	140,000	137,974
WEC Energy Group Inc 4.75% 1/9/2026	100,000	100,063
WEC Energy Group Inc 5.6% 9/12/2026	80,000	80,992
		535,586
TOTAL UTILITIES		1,148,736

TOTAL UNITED STATES		16,846,740
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $23,144,839)		23,238,546

U.S. Treasury Obligations - 31.1%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/2/2025	4.25	3,550,000	3,537,515
US Treasury Bills 0% 11/28/2025	4.11 to 4.32	2,157,700	2,136,592
US Treasury Bills 0% 11/6/2025	4.16 to 4.21	2,750,000	2,729,696
US Treasury Bills 0% 9/4/2025	4.16 to 4.29	3,251,400	3,250,635
US Treasury Notes 3.5% 9/30/2026	3.96 to 4.36	2,237,200	2,228,898
US Treasury Notes 4.125% 1/31/2027	3.89 to 4.08	2,250,000	2,261,162
TOTAL U.S. TREASURY OBLIGATIONS (Cost $16,127,160)			16,144,498

Money Market Funds - 5.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $2,669,493)	4.36	2,668,960	2,669,493

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $51,728,744)	51,862,948
NET OTHER ASSETS (LIABILITIES) - 0.0%	11,144
NET ASSETS - 100.0%	51,874,092

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,712,816 or 18.7% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	793,162	29,042,626	27,166,295	53,240	-	-	2,669,493	2,668,960	0.0%
Total	793,162	29,042,626	27,166,295	53,240	-	-	2,669,493

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	9,481,940	-	9,481,940	-

Bank Notes
Financials	71,323	-	71,323	-

Collateralized Mortgage Obligations	73,094	-	73,094	-

Commercial Mortgage Securities	184,054	-	184,054	-

Non-Convertible Corporate Bonds
Communication Services	848,035	-	848,035	-
Consumer Discretionary	1,270,248	-	1,270,248	-
Consumer Staples	1,098,021	-	1,098,021	-
Energy	757,589	-	757,589	-
Financials	14,171,860	-	14,171,860	-
Health Care	699,602	-	699,602	-
Industrials	691,967	-	691,967	-
Information Technology	1,255,535	-	1,255,535	-
Materials	123,446	-	123,446	-
Real Estate	750,547	-	750,547	-
Utilities	1,571,696	-	1,571,696	-

U.S. Treasury Obligations	16,144,498	-	16,144,498	-

Money Market Funds	2,669,493	2,669,493	-	-
Total Investments in Securities:	51,862,948	2,669,493	49,193,455	-
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $49,059,251)	$49,193,455
Fidelity Central Funds (cost $2,669,493)	2,669,493

Total Investment in Securities (cost $51,728,744)		$51,862,948
Receivable for fund shares sold		14,511
Interest receivable		291,523
Distributions receivable from Fidelity Central Funds		4,702
Prepaid expenses		59
Receivable from investment adviser for expense reductions		5,152
Total assets		52,178,895
Liabilities
Payable for investments purchased	$228,247
Payable for fund shares redeemed	17,806
Distributions payable	2,063
Accrued management fee	8,397
Audit fee payable	45,181
Other payables and accrued expenses	3,109
Total liabilities		304,803
Net Assets		$51,874,092
Net Assets consist of:
Paid in capital		$50,760,083
Total accumulated earnings (loss)		1,114,009
Net Assets		$51,874,092
Net Asset Value, offering price and redemption price per share ($51,874,092 ÷ 4,930,901 shares)		$10.52
Statement of Operations
Year ended August 31, 2025
Investment Income
Interest		$1,862,338
Income from Fidelity Central Funds		53,240
Total income		1,915,578
Expenses
Management fee	$81,168
Custodian fees and expenses	1,513
Independent trustees' fees and expenses	96
Registration fees	31,699
Audit fees	58,327
Legal	28
Miscellaneous	164
Total expenses before reductions	172,995
Expense reductions	(93,056)
Total expenses after reductions		79,939
Net Investment income (loss)		1,835,639
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	55,096
Total net realized gain (loss)		55,096
Change in net unrealized appreciation (depreciation) on investment securities		37,104
Net gain (loss)		92,200
Net increase (decrease) in net assets resulting from operations		$1,927,839
Statement of Changes in Net Assets

	Year ended August 31, 2025	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,835,639	$903,730
Net realized gain (loss)	55,096	3,759
Change in net unrealized appreciation (depreciation)	37,104	108,638
Net increase (decrease) in net assets resulting from operations	1,927,839	1,016,127
Distributions to shareholders	(1,422,101)	(503,304)

Share transactions
Proceeds from sales of shares	46,081,810	26,415,330
Reinvestment of distributions	1,388,732	479,979
Cost of shares redeemed	(26,443,368)	(4,891,261)

Net increase (decrease) in net assets resulting from share transactions	21,027,174	22,004,048
Total increase (decrease) in net assets	21,532,912	22,516,871

Net Assets
Beginning of period	30,341,180	7,824,309
End of period	$51,874,092	$30,341,180

Other Information
Shares
Sold	4,413,373	2,572,450
Issued in reinvestment of distributions	133,121	46,682
Redeemed	(2,531,426)	(475,635)
Net increase (decrease)	2,015,068	2,143,497

Financial Highlights
Fidelity® SAI Sustainable Low Duration Bond Fund

Years ended August 31,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.41	$10.13	$9.96	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.471	.519	.413	.059
Net realized and unrealized gain (loss)	.017	.069	.001	(.050)
Total from investment operations	.488	.588	.414	.009
Distributions from net investment income	(.372)	(.305)	(.244)	(.049)
Distributions from net realized gain	(.006)	(.003)	-	-
Total distributions	(.378)	(.308)	(.244)	(.049)
Net asset value, end of period	$10.52	$10.41	$10.13	$9.96
Total Return D,E	4.78%	5.89%	4.21%	.09%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.43%	.68%	1.74%	1.88% H,I
Expenses net of fee waivers, if any	.20%	.20%	.23%	.25% I
Expenses net of all reductions, if any	.20%	.19%	.22%	.25% I
Net investment income (loss)	4.52%	5.10%	4.13%	1.54% I
Supplemental Data
Net assets, end of period (000 omitted)	$51,874	$30,341	$7,824	$5,035
Portfolio turnover rate J	57%	32%	36%	6% K

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAudit fees are not annualized.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Notes to Financial Statements

For the period ended August 31, 2025

1. Organization.
Fidelity SAI Sustainable Low Duration Bond Fund (the Fund) (formerly Fidelity SAI Sustainable Low Duration Income Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes and U.S. government and government agency obligations, are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$399,311
Gross unrealized depreciation	(1,156)
Net unrealized appreciation (depreciation)	$398,155
Tax Cost	$51,464,793

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$687,494
Undistributed long-term capital gain	$28,361
Net unrealized appreciation (depreciation) on securities and other investments	$398,155

The tax character of distributions paid was as follows:

	August 31, 2025	August 31, 2024
Ordinary Income	$1,415,718	$ 500,919
Long-term Capital Gains	6,383	2,385
Total	$1,422,101	$ 503,304

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Sustainable Low Duration Bond Fund	28,312,717	14,265,560
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI Sustainable Low Duration Bond Fund	52
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .20% of average net assets. This reimbursement will remain in place through December 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $91,662.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,394.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity SAI Sustainable Low Duration Bond Fund (formerly Fidelity SAI Sustainable Low Duration Income Fund):
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity SAI Sustainable Low Duration Bond Fund (formerly Fidelity SAI Sustainable Low Duration Income Fund) (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of August 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the three years in the period then ended and for the period from April 13, 2022 (commencement of operations) through August 31, 2022, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from April 13, 2022 (commencement of operations) through August 31, 2022, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 15, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2025, $32,222, or, if subsequently determined to be different, the net capital gain of such year.

A total of 29.88% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $1,403,936 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9904914.103
SLO-ANN-1025
Fidelity® Series Sustainable Investment Grade Bond Fund

Annual Report
August 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Series Sustainable Investment Grade Bond Fund
Schedule of Investments August 31, 2025
Showing Percentage of Net Assets
Asset-Backed Securities - 6.4%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 6.4%
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.7655% 7/21/2037 (b)(c)(d)	250,000	250,717
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 5.4685% 1/25/2038 (b)(c)(d)	250,000	250,107
RR 28 LTD / RR 28 LLC Series 2024-28RA Class A1R, CME Term SOFR 3 month Index + 1.55%, 5.8676% 4/15/2037 (b)(c)(d)	250,000	250,673
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		751,497
TOTAL ASSET-BACKED SECURITIES (Cost $749,508)		751,497

Commercial Mortgage Securities - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.5069% 3/15/2030 (b)(c)(d) (Cost $18,883)	18,926	18,903

Foreign Government and Government Agency Obligations - 0.4%
	Principal Amount (a)	Value ($)
MEXICO - 0.4%
United Mexican States 3.5% 2/12/2034 (Cost $49,796)	60,000	51,195

Non-Convertible Corporate Bonds - 19.6%
	Principal Amount (a)	Value ($)
CANADA - 0.5%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
TELUS Corp 3.4% 5/13/2032	45,000	41,248
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc 3.625% 5/13/2051 (c)	29,000	20,194
TOTAL CANADA		61,442
NETHERLANDS - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
NXP BV / NXP Funding LLC / NXP USA Inc 2.5% 5/11/2031	36,000	32,268
UNITED KINGDOM - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Astrazeneca Finance LLC 1.75% 5/28/2028	27,000	25,538
UNITED STATES - 18.6%
Communication Services - 1.7%
Diversified Telecommunication Services - 0.8%
AT&T Inc 2.25% 2/1/2032	20,000	17,321
Verizon Communications Inc 5.05% 5/9/2033	74,000	75,350
		92,671
Entertainment - 0.2%
Walt Disney Co/The 2.65% 1/13/2031	27,000	25,102
Media - 0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	10,000	10,156
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	5,000	5,256
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	3,000	3,182
Charter Communications Operating LLC / Charter Communications Operating Capital 6.7% 12/1/2055 (e)	40,000	39,518
		58,112
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 2.875% 2/15/2031	22,000	20,197
TOTAL COMMUNICATION SERVICES		196,082

Consumer Discretionary - 1.2%
Automobiles - 0.2%
General Motors Co 5.4% 10/15/2029	18,000	18,567
Specialty Retail - 0.8%
Home Depot Inc/The 3.25% 4/15/2032	25,000	23,281
Lowe's Cos Inc 3.75% 4/1/2032	35,000	33,235
Lowe's Cos Inc 4.25% 4/1/2052	25,000	19,369
TJX Cos Inc/The 3.875% 4/15/2030	23,000	22,833
		98,718
Textiles, Apparel & Luxury Goods - 0.2%
Tapestry Inc 3.05% 3/15/2032	27,000	24,179
TOTAL CONSUMER DISCRETIONARY		141,464

Consumer Staples - 0.4%
Food Products - 0.4%
General Mills Inc 2.25% 10/14/2031	55,000	48,345
Financials - 7.0%
Banks - 4.2%
Bank of America Corp 4.623% 5/9/2029 (d)	38,000	38,429
Bank of America Corp 5.015% 7/22/2033 (d)	55,000	55,871
Bank of America Corp 5.162% 1/24/2031 (d)	20,000	20,641
Citigroup Inc 2.666% 1/29/2031 (d)	49,000	45,449
Citigroup Inc 4.91% 5/24/2033 (d)	15,000	15,067
Citizens Financial Group Inc 5.718% 7/23/2032 (d)	11,000	11,489
Fifth Third Bancorp 4.895% 9/6/2030 (d)	10,000	10,172
JPMorgan Chase & Co 2.963% 1/25/2033 (d)	30,000	27,214
JPMorgan Chase & Co 4.912% 7/25/2033 (d)	65,000	65,903
JPMorgan Chase & Co 5.103% 4/22/2031 (d)	6,000	6,190
JPMorgan Chase & Co 5.14% 1/24/2031 (d)	20,000	20,611
JPMorgan Chase & Co 5.572% 4/22/2036 (d)	8,000	8,317
PNC Financial Services Group Inc/The 4.812% 10/21/2032 (d)	50,000	50,558
Santander Holdings USA Inc 5.807% 9/9/2026 (d)	7,000	7,001
Santander Holdings USA Inc 6.499% 3/9/2029 (d)	5,000	5,234
Wells Fargo & Co 5.15% 4/23/2031 (d)	9,000	9,269
Wells Fargo & Co 5.244% 1/24/2031 (d)	12,000	12,396
Wells Fargo & Co 5.499% 1/23/2035 (d)	59,000	60,884
Wells Fargo & Co 5.605% 4/23/2036 (d)	8,000	8,306
		479,001
Capital Markets - 1.5%
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (d)	21,000	19,096
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (d)	25,000	24,743
Morgan Stanley 2.943% 1/21/2033 (d)	30,000	27,024
Morgan Stanley 4.889% 7/20/2033 (d)	46,000	46,375
Morgan Stanley 5.192% 4/17/2031 (d)	6,000	6,185
Morgan Stanley 5.23% 1/15/2031 (d)	17,000	17,547
Morgan Stanley 5.664% 4/17/2036 (d)	5,000	5,204
MSCI Inc 5.25% 9/1/2035	7,000	6,944
State Street Corp 3.031% 11/1/2034 (d)	25,000	23,456
		176,574
Consumer Finance - 0.1%
American Express Co 5.085% 1/30/2031 (d)	16,000	16,491
Insurance - 1.2%
Equitable Financial Life Global Funding 1.3% 7/12/2026 (c)	53,000	51,713
Marsh & McLennan Cos Inc 2.375% 12/15/2031	57,000	50,498
Reinsurance Group of America Inc 5.75% 9/15/2034	20,000	20,620
Unum Group 4% 6/15/2029	20,000	19,703
		142,534
TOTAL FINANCIALS		814,600

Health Care - 1.3%
Biotechnology - 0.4%
Amgen Inc 3% 2/22/2029	50,000	48,118
Health Care Providers & Services - 0.6%
Centene Corp 4.625% 12/15/2029	31,000	29,857
CVS Health Corp 5% 9/15/2032	3,000	3,013
Humana Inc 3.7% 3/23/2029	37,000	36,264
		69,134
Pharmaceuticals - 0.3%
Bristol-Myers Squibb Co 2.95% 3/15/2032	13,000	11,860
Zoetis Inc 2% 5/15/2030	27,000	24,469
		36,329
TOTAL HEALTH CARE		153,581

Industrials - 1.0%
Building Products - 0.2%
Carrier Global Corp 2.493% 2/15/2027	25,000	24,460
Carrier Global Corp 5.9% 3/15/2034	2,000	2,132
		26,592
Industrial Conglomerates - 0.5%
Honeywell International Inc 1.75% 9/1/2031	27,000	23,253
Trane Technologies Financing Ltd 3.8% 3/21/2029	35,000	34,665
		57,918
Machinery - 0.2%
Otis Worldwide Corp 2.565% 2/15/2030	27,000	25,168
Professional Services - 0.1%
Verisk Analytics Inc 4.5% 8/15/2030	3,000	3,012
Verisk Analytics Inc 5.125% 2/15/2036	6,000	5,961
		8,973
TOTAL INDUSTRIALS		118,651

Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.2%
Dell International LLC / EMC Corp 6.2% 7/15/2030	21,000	22,577
Semiconductors & Semiconductor Equipment - 0.3%
Micron Technology Inc 2.703% 4/15/2032	36,000	31,689
TOTAL INFORMATION TECHNOLOGY		54,266

Materials - 0.0%
Chemicals - 0.0%
International Flavors & Fragrances Inc 2.3% 11/1/2030 (c)	14,000	12,521
Real Estate - 1.9%
Diversified REITs - 0.3%
WP Carey Inc 2.45% 2/1/2032	42,000	36,397
Health Care REITs - 0.3%
Alexandria Real Estate Equities Inc 2% 5/18/2032	42,000	35,172
Industrial REITs - 0.3%
Prologis LP 2.875% 11/15/2029	38,000	36,089
Office REITs - 0.6%
Boston Properties LP 2.45% 10/1/2033	47,000	38,136
COPT Defense Properties LP 2% 1/15/2029	29,000	26,779
		64,915
Real Estate Management & Development - 0.2%
CBRE Services Inc 2.5% 4/1/2031	27,000	24,267
Retail REITs - 0.2%
Brixmor Operating Partnership LP 5.75% 2/15/2035	20,000	20,707
Regency Centers LP 5.1% 1/15/2035	4,000	4,013
		24,720
TOTAL REAL ESTATE		221,560

Utilities - 3.6%
Electric Utilities - 1.5%
Consolidated Edison Co of New York Inc 3.35% 4/1/2030	47,000	45,556
Duke Energy Carolinas LLC 3.95% 11/15/2028	33,000	32,980
Northern States Power Co/MN 2.25% 4/1/2031	40,000	36,350
Oncor Electric Delivery Co LLC 4.15% 6/1/2032	25,000	24,211
Wisconsin Electric Power Co 4.75% 9/30/2032	31,000	31,614
		170,711
Independent Power and Renewable Electricity Producers - 0.8%
AES Corp/The 1.375% 1/15/2026	27,000	26,655
AES Corp/The 2.45% 1/15/2031	78,000	69,886
		96,541
Multi-Utilities - 1.3%
Dominion Energy Inc 2.25% 8/15/2031	61,000	53,751
NiSource Inc 1.7% 2/15/2031	63,000	54,558
Puget Energy Inc 4.224% 3/15/2032	44,000	41,728
		150,037
TOTAL UTILITIES		417,289

TOTAL UNITED STATES		2,178,359
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $2,252,495)		2,297,607

U.S. Government Agency - Mortgage Securities - 20.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 20.5%
Fannie Mae 2.5% 6/1/2052	51,285	43,471
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	22,522	18,901
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	74,049	64,290
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2054	38,475	38,014
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	45,505	45,939
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	39,007	39,973
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	23,461	24,027
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	47,259	48,400
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	15,122	15,704
Freddie Mac Gold Pool 2% 11/1/2050	101,602	81,518
Freddie Mac Gold Pool 2.5% 5/1/2051	52,999	44,328
Freddie Mac Gold Pool 2.5% 9/1/2051	29,338	24,621
Freddie Mac Gold Pool 3% 5/1/2051	20,970	18,370
Freddie Mac Gold Pool 4.5% 1/1/2053	45,642	44,085
Freddie Mac Non Gold Pool 5.5% 3/1/2054	21,296	21,499
Ginnie Mae I Pool 4% 10/20/2052	86,530	81,406
Ginnie Mae I Pool 5% 10/20/2054	24,232	23,989
Ginnie Mae II Pool 2% 1/20/2051	47,321	38,762
Ginnie Mae II Pool 2% 2/20/2052	68,232	55,880
Ginnie Mae II Pool 2.5% 12/20/2051	49,995	42,600
Ginnie Mae II Pool 2.5% 5/20/2052	67,781	57,765
Ginnie Mae II Pool 3% 4/20/2052	49,558	43,921
Ginnie Mae II Pool 3% 8/20/2051	24,561	21,785
Ginnie Mae II Pool 5% 6/20/2055	49,789	49,271
Ginnie Mae II Pool 5.5% 5/20/2055	49,845	50,238
Ginnie Mae II Pool 6% 10/1/2055 (e)	50,000	50,951
Ginnie Mae II Pool 6% 9/1/2055 (e)	125,000	127,495
Uniform Mortgage Backed Securities 2% 10/1/2055 (e)	250,000	198,535
Uniform Mortgage Backed Securities 2% 9/1/2055 (e)	400,000	317,594
Uniform Mortgage Backed Securities 2.5% 10/1/2055 (e)	50,000	41,516
Uniform Mortgage Backed Securities 2.5% 9/1/2055 (e)	75,000	62,265
Uniform Mortgage Backed Securities 3.5% 9/1/2055 (e)	100,000	90,355
Uniform Mortgage Backed Securities 4% 9/1/2055 (e)	75,000	69,999
Uniform Mortgage Backed Securities 5.5% 9/1/2040 (e)	100,000	102,211
Uniform Mortgage Backed Securities 5.5% 9/1/2055 (e)	50,000	50,293
Uniform Mortgage Backed Securities 6% 10/1/2055 (e)	50,000	51,043
Uniform Mortgage Backed Securities 6% 9/1/2055 (e)	175,000	178,801
Uniform Mortgage Backed Securities 6.5% 9/1/2055 (e)	25,000	25,905
TOTAL UNITED STATES		2,405,720
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,383,420)		2,405,720

U.S. Treasury Obligations - 52.7%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bonds 3.625% 2/15/2053	3.74	335,000	268,144
US Treasury Bonds 3.875% 2/15/2043	3.81	180,000	159,940
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	42,000	36,045
US Treasury Bonds 4.25% 2/15/2054	4.24 to 4.78	310,600	277,890
US Treasury Bonds 4.25% 8/15/2054	3.96 to 4.66	36,000	32,208
US Treasury Bonds 4.5% 11/15/2054	4.55 to 4.83	115,000	107,350
US Treasury Bonds 4.625% 2/15/2055	4.54 to 4.81	89,000	84,828
US Treasury Bonds 4.625% 5/15/2054	4.49 to 4.65	95,000	90,506
US Treasury Bonds 4.75% 5/15/2055	4.83 to 4.92	205,000	199,427
US Treasury Bonds 4.75% 8/15/2055	4.88 to 4.91	154,000	149,861
US Treasury Notes 3.5% 4/30/2028	3.35	460,000	458,910
US Treasury Notes 3.5% 4/30/2030	3.36	70,000	69,461
US Treasury Notes 3.625% 5/15/2026	4.03	45,000	44,903
US Treasury Notes 3.625% 9/30/2031	3.63 to 3.87	219,000	216,536
US Treasury Notes 3.75% 12/31/2028	3.84	200,000	200,898
US Treasury Notes 3.75% 5/31/2030	3.98	210,000	210,558
US Treasury Notes 3.875% 8/15/2034	3.64 to 4.27	268,000	262,766
US Treasury Notes 4% 3/31/2030	3.94	100,000	101,371
US Treasury Notes 4% 4/30/2032	4.00	51,000	51,295
US Treasury Notes 4% 5/31/2030	3.97	250,000	253,467
US Treasury Notes 4% 6/30/2028	4.25	60,000	60,670
US Treasury Notes 4% 6/30/2032	3.99	76,000	76,392
US Treasury Notes 4% 7/31/2030	4.07 to 4.16	105,000	106,382
US Treasury Notes 4% 7/31/2032	3.94 to 4.14	310,000	311,405
US Treasury Notes 4.125% 10/31/2031	4.37	77,000	78,176
US Treasury Notes 4.125% 11/30/2029	4.08	12,000	12,219
US Treasury Notes 4.125% 2/29/2032	4.19	40,000	40,555
US Treasury Notes 4.125% 3/31/2032	4.13	320,000	324,313
US Treasury Notes 4.125% 5/31/2032	4.05 to 4.27	201,000	203,534
US Treasury Notes 4.125% 7/31/2028	4.18 to 4.27	175,000	177,570
US Treasury Notes 4.125% 7/31/2031	3.78	137,000	139,246
US Treasury Notes 4.125% 8/31/2030	4.61	58,000	59,090
US Treasury Notes 4.25% 1/31/2030	4.34 to 4.47	140,000	143,298
US Treasury Notes 4.25% 11/15/2034	4.22 to 4.49	174,000	175,142
US Treasury Notes 4.25% 2/28/2031	4.27	35,000	35,843
US Treasury Notes 4.25% 5/15/2035	4.23 to 4.45	318,000	318,994
US Treasury Notes 4.25% 8/15/2035	4.26	42,000	42,085
US Treasury Notes 4.375% 1/31/2032	4.46	50,000	51,398
US Treasury Notes 4.375% 11/30/2030	4.27 to 4.35	93,000	95,808
US Treasury Notes 4.5% 11/15/2033	3.86 to 4.35	155,000	159,832
US Treasury Notes 4.625% 2/15/2035	4.17 to 4.34	186,000	192,365
US Treasury Notes 4.625% 5/31/2031	4.33	67,000	69,840
US Treasury Notes 4.875% 10/31/2030	4.91	20,000	21,068
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,247,465)			6,171,589

Money Market Funds - 11.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $1,329,922)	4.36	1,329,656	1,329,922

TOTAL INVESTMENT IN SECURITIES - 111.2% (Cost $13,031,489)	13,026,433
NET OTHER ASSETS (LIABILITIES) - (11.2)%	(1,317,926)
NET ASSETS - 100.0%	11,708,507

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 6% 9/1/2055	(75,000)	(76,496)
Uniform Mortgage Backed Securities 2% 9/1/2055	(300,000)	(238,196)
Uniform Mortgage Backed Securities 2.5% 9/1/2055	(50,000)	(41,510)
Uniform Mortgage Backed Securities 6% 9/1/2055	(100,000)	(102,172)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(458,374)

TOTAL TBA SALE COMMITMENTS (Proceeds $455,733)		(458,374)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $854,828 or 7.3% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,161,291	2,348,830	2,180,199	51,801	-	-	1,329,922	1,329,656	0.0%
Total	1,161,291	2,348,830	2,180,199	51,801	-	-	1,329,922

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	751,497	-	751,497	-

Commercial Mortgage Securities	18,903	-	18,903	-

Foreign Government and Government Agency Obligations	51,195	-	51,195	-

Non-Convertible Corporate Bonds
Communication Services	237,330	-	237,330	-
Consumer Discretionary	141,464	-	141,464	-
Consumer Staples	68,539	-	68,539	-
Financials	814,600	-	814,600	-
Health Care	179,119	-	179,119	-
Industrials	118,651	-	118,651	-
Information Technology	86,534	-	86,534	-
Materials	12,521	-	12,521	-
Real Estate	221,560	-	221,560	-
Utilities	417,289	-	417,289	-

U.S. Government Agency - Mortgage Securities	2,405,720	-	2,405,720	-

U.S. Treasury Obligations	6,171,589	-	6,171,589	-

Money Market Funds	1,329,922	1,329,922	-	-
Total Investments in Securities:	13,026,433	1,329,922	11,696,511	-
Other Financial Instruments:

TBA Sale Commitments	(458,374)	-	(458,374)	-
Total Other Financial Instruments:	(458,374)	-	(458,374)	-
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $11,701,567)	$11,696,511
Fidelity Central Funds (cost $1,329,922)	1,329,922

Total Investment in Securities (cost $13,031,489)		$13,026,433
Cash		11,851
Receivable for TBA sale commitments		455,733
Receivable for fund shares sold		82,719
Interest receivable		82,886
Distributions receivable from Fidelity Central Funds		4,389
Receivable from investment adviser for expense reductions		170
Total assets		13,664,181
Liabilities
Payable for investments purchased
Regular delivery	$86,740
Delayed delivery	1,399,011
TBA sale commitments, at value	458,374
Payable for fund shares redeemed	10,776
Distributions payable	8
Other payables and accrued expenses	765
Total liabilities		1,955,674
Net Assets		$11,708,507
Net Assets consist of:
Paid in capital		$11,802,346
Total accumulated earnings (loss)		(93,839)
Net Assets		$11,708,507
Net Asset Value, offering price and redemption price per share ($11,708,507 ÷ 1,200,383 shares)		$9.75
Statement of Operations
Year ended August 31, 2025
Investment Income
Interest		$370,248
Income from Fidelity Central Funds		51,801
Total income		422,049
Expenses
Custodian fees and expenses	$1,828
Independent trustees' fees and expenses	22
Total expenses before reductions	1,850
Expense reductions	(2,222)
Total expenses after reductions		(372)
Net Investment income (loss)		422,421
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(8,564)
Total net realized gain (loss)		(8,564)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(66,035)
TBA sale commitments	(432)
Total change in net unrealized appreciation (depreciation)		(66,467)
Net gain (loss)		(75,031)
Net increase (decrease) in net assets resulting from operations		$347,390
Statement of Changes in Net Assets

	Year ended August 31, 2025	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$422,421	$320,911
Net realized gain (loss)	(8,564)	(39,349)
Change in net unrealized appreciation (depreciation)	(66,467)	212,011
Net increase (decrease) in net assets resulting from operations	347,390	493,573
Distributions to shareholders	(421,193)	(321,111)

Share transactions
Proceeds from sales of shares	4,946,224	3,363,595
Reinvestment of distributions	421,182	321,109
Cost of shares redeemed	(1,831,976)	(1,158,092)

Net increase (decrease) in net assets resulting from share transactions	3,535,430	2,526,612
Total increase (decrease) in net assets	3,461,627	2,699,074

Net Assets
Beginning of period	8,246,880	5,547,806
End of period	$11,708,507	$8,246,880

Other Information
Shares
Sold	511,635	346,654
Issued in reinvestment of distributions	43,376	33,391
Redeemed	(189,434)	(120,565)
Net increase (decrease)	365,577	259,480

Financial Highlights
Fidelity® Series Sustainable Investment Grade Bond Fund

Years ended August 31,	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.88	$9.64	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.440	.451	.138
Net realized and unrealized gain (loss)	(.130)	.241	(.360)
Total from investment operations	.310	.692	(.222)
Distributions from net investment income	(.440)	(.452)	(.138)
Total distributions	(.440)	(.452)	(.138)
Net asset value, end of period	$9.75	$9.88	$9.64
Total Return D,E	3.25%	7.42%	(2.22)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.02%	.02%	.03% H,I
Expenses net of fee waivers, if any J	- %	-%	-% I
Expenses net of all reductions, if any J	-%	-%	-% I
Net investment income (loss)	4.55%	4.70%	4.61% I
Supplemental Data
Net assets, end of period (000 omitted)	$11,709	$8,247	$5,548
Portfolio turnover rate K	235%	405%	128% L

AFor the period May 11, 2023 (commencement of operations) through August 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HProxy expenses are not annualized.
IAnnualized.
JAmount represents less than .005%.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LAmount not annualized.
Notes to Financial Statements

For the period ended August 31, 2025

1. Organization.
Fidelity Series Sustainable Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$125,785
Gross unrealized depreciation	(133,695)
Net unrealized appreciation (depreciation)	$(7,910)
Tax Cost	$13,031,702

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,181
Capital loss carryforward	$(87,110)
Net unrealized appreciation (depreciation) on securities and other investments	$(7,910)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(69,120)
Long-term	(17,990)
Total capital loss carryforward	$(87,110)

The tax character of distributions paid was as follows:

	August 31, 2025	August 31, 2024
Ordinary Income	$421,193	$ 321,111

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, and U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Sustainable Investment Grade Bond Fund	16,125,001	15,521,975

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through December 31, 2028. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $1,550.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $672.

8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Series Sustainable Investment Grade Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Series Sustainable Investment Grade Bond Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of August 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the two years in the period then ended and for the period from May 11, 2023 (commencement of operations) through August 31, 2023, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from May 11, 2023 (commencement of operations) through August 31, 2023, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 15, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 47.74% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $421,193 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9908952.102
SGB-ANN-1025
Fidelity® SAI Investment Grade Securitized Fund

Annual Report
August 31, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Investment Grade Securitized Fund
Schedule of Investments August 31, 2025
Showing Percentage of Net Assets
Asset-Backed Securities - 2.9%
	Principal Amount (a)	Value ($)
CANADA - 0.1%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	128,626	130,335
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (b)	522,749	529,205
TOTAL CANADA		659,540
UNITED STATES - 2.8%
Achv Abs Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (b)	97,205	97,935
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (b)	1,100,000	1,105,614
Affirm Master Trust Series 2025-2A Class A, 4.67% 7/15/2033 (b)	1,800,000	1,809,740
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	736,347	740,757
ARI Fleet Lease Trust Series 2024-B Class A2, 5.54% 4/15/2033 (b)	219,298	220,932
Autonation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (b)	535,000	536,370
BHG Series 2025-2CON Class A, 4.84% 9/17/2036 (b)	900,000	907,204
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (b)	277,000	279,510
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	363,639	368,380
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	532,000	539,408
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (b)	7,086	7,077
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (b)	713,000	719,511
Dell Equip Fin Trust Series 2025-1 Class A2, 4.68% 7/22/2027 (b)	420,000	421,601
DLLAA Series 2023-1A Class A2, 5.93% 7/20/2026 (b)	45	45
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (b)	171,000	172,982
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (b)	1,074,024	1,077,994
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (b)	230,000	235,463
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (b)	410,071	412,106
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (b)	483,000	492,023
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	123,426	123,791
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	115,000	115,962
Ford Credit Auto Owner Trust Series 2020-2 Class A, 1.06% 4/15/2033 (b)	4,600,000	4,581,188
Fordr Series 2025-2 Class B, 4.67% 2/15/2038 (b)(c)	3,300,000	3,309,868
GM Financial Leasing Trust Series 2023-3 Class A3, 5.38% 11/20/2026	55,571	55,641
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (b)	1,296,000	1,307,033
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/2034 (b)(c)	10,481	8,303
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (b)	1,200,000	1,208,627
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (b)	13,052	13,059
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	818,000	827,628
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (b)	702,190	706,978
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (b)	611,258	615,957
OBX Trust Series 2024-HYB1 Class A1, 3.6302% 3/25/2053 (b)(d)	5,247,894	5,155,937
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (b)	703,560	715,388
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	621,000	622,306
Sclp 2025-2 Series 2025-2 Class A, 4.82% 6/25/2034 (b)	2,160,929	2,166,220
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (b)	415,000	419,570
Sofi Consumer Loan Program Series 2025-3 Class A, 4.47% 8/15/2034 (b)	915,000	915,578
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/2051 (b)	966,622	901,659
Westf 2025-A Series 2025-A Class A, 5.582% 6/15/2050 (b)	725,993	736,993
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (b)	971,412	979,000
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (b)	297,585	308,656
World Omni Auto Receivables Trust 2023-B Series 2023-B Class A3, 4.66% 5/15/2028	182,153	182,502
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	175,624	176,626
TOTAL UNITED STATES		36,299,122
TOTAL ASSET-BACKED SECURITIES (Cost $36,220,553)		36,958,662

Collateralized Mortgage Obligations - 11.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 11.6%
Ajax Mortgage Loan Trust Series 2021-C Class A, 5.115% 1/25/2061 (b)	141,700	141,820
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (b)	1,527,605	1,350,761
CFMT LLC Series 2022-HB10 Class A, 3.25% 11/25/2035 (b)	469,812	468,159
CSMC Trust Series 2014-3R Class 2A1, CME Term SOFR 1 month Index + 0.8145%, 0% 5/27/2037 (b)(d)(f)(h)	70,297	6
CSMC Trust Series 2015-1R Class 6A1, CME Term SOFR 1 month Index + 0.3945%, 4.3477% 5/27/2037 (b)(d)(f)	51,427	51,104
Fannie Mae Guaranteed REMIC Series 1999-17 Class PG, 6% 4/25/2029	12,925	13,125
Fannie Mae Guaranteed REMIC Series 1999-32 Class PL, 6% 7/25/2029	19,832	20,210
Fannie Mae Guaranteed REMIC Series 1999-33 Class PK, 6% 7/25/2029	14,082	14,336
Fannie Mae Guaranteed REMIC Series 2001-20 Class Z, 6% 5/25/2031	18,935	19,290
Fannie Mae Guaranteed REMIC Series 2001-31 Class ZC, 6.5% 7/25/2031	6,349	6,443
Fannie Mae Guaranteed REMIC Series 2001-52 Class YZ, 6.5% 10/25/2031	3,006	3,119
Fannie Mae Guaranteed REMIC Series 2002-16 Class ZD, 6.5% 4/25/2032	5,292	5,491
Fannie Mae Guaranteed REMIC Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.0871% 11/25/2032 (d)(e)	1,087	29
Fannie Mae Guaranteed REMIC Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.6371% 12/25/2033 (d)(e)	21,062	2,672
Fannie Mae Guaranteed REMIC Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.6371% 3/25/2033 (d)(e)	4,252	472
Fannie Mae Guaranteed REMIC Series 2005-39 Class TE, 5% 5/25/2035	48,019	48,898
Fannie Mae Guaranteed REMIC Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.2571% 6/25/2035 (d)(e)	36,086	2,575
Fannie Mae Guaranteed REMIC Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index x 17.2524%, 5.9465% 8/25/2035 (d)(f)	1,044	1,103
Fannie Mae Guaranteed REMIC Series 2005-79 Class ZC, 5.9% 9/25/2035	46,838	47,495
Fannie Mae Guaranteed REMIC Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.1771% 12/25/2036 (d)(e)	12,327	1,242
Fannie Mae Guaranteed REMIC Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 1.9771% 5/25/2037 (d)(e)	7,313	691
Fannie Mae Guaranteed REMIC Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index x 39.9331%, 13.8428% 6/25/2037 (d)(f)	23,428	32,045
Fannie Mae Guaranteed REMIC Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index x 38.9131%, 12.8228% 7/25/2037 (d)(f)	3,322	3,816
Fannie Mae Guaranteed REMIC Series 2010-135 Class ZA, 4.5% 12/25/2040	23,630	22,748
Fannie Mae Guaranteed REMIC Series 2010-150 Class ZC, 4.75% 1/25/2041	209,685	207,667
Fannie Mae Guaranteed REMIC Series 2011-4 Class PZ, 5% 2/25/2041	85,883	85,544
Fannie Mae Guaranteed REMIC Series 2011-67 Class AI, 4% 7/25/2026 (e)	47	0
Fannie Mae Guaranteed REMIC Series 2012-100 Class WI, 3% 9/25/2027 (e)	31,127	617
Fannie Mae Guaranteed REMIC Series 2012-149 Class DA, 1.75% 1/25/2043	18,823	17,589
Fannie Mae Guaranteed REMIC Series 2012-149 Class GA, 1.75% 6/25/2042	24,604	23,021
Fannie Mae Guaranteed REMIC Series 2012-67 Class AI, 4.5% 7/25/2027 (e)	177	1
Fannie Mae Guaranteed REMIC Series 2013-133 Class IB, 3% 4/25/2032 (e)	443	1
Fannie Mae Guaranteed REMIC Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 1.5871% 1/25/2044 (d)(e)	26,147	3,035
Fannie Mae Guaranteed REMIC Series 2013-88 Class ZE, 3% 7/25/2043	7,253,684	6,618,922
Fannie Mae Guaranteed REMIC Series 2015-42 Class IL, 6% 6/25/2045 (e)	138,511	19,866
Fannie Mae Guaranteed REMIC Series 2015-70 Class JC, 3% 10/25/2045	186,629	178,454
Fannie Mae Guaranteed REMIC Series 2017-30 Class AI, 5.5% 5/25/2047 (e)	85,469	12,142
Fannie Mae Guaranteed REMIC Series 2020-3 Class DZ, 3.5% 2/25/2040	5,549,846	5,230,655
Fannie Mae Guaranteed REMIC Series 2020-96 Class A, 1.5% 1/25/2051	12,321,950	9,648,103
Fannie Mae Guaranteed REMIC Series 2021-65 Class GA, 2% 7/25/2049	10,660,979	8,692,568
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	189,908	159,008
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	201,818	168,980
Fannie Mae Guaranteed REMIC Series 2021-68 Class KJ, 2.25% 10/25/2051	4,319,548	3,843,648
Fannie Mae Guaranteed REMIC Series 2021-69 Class JK, 1.5% 10/25/2051	376,696	324,563
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	166,264	147,511
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049	390,340	342,368
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048	257,411	229,196
Fannie Mae Guaranteed REMIC Series 2021-96 Class AH, 2.5% 3/25/2049	3,008,263	2,646,696
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	264,792	230,937
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	247,297	227,951
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049	469,852	437,236
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046	622,967	585,411
Fannie Mae Guaranteed REMIC Series 2022-13 Class JA, 3% 5/25/2048	342,373	315,974
Fannie Mae Guaranteed REMIC Series 2022-20 Class HC, 2.5% 4/25/2052	3,936,377	3,604,242
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048	629,979	562,699
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	1,990,273	1,758,974
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	190,553	167,542
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	212,083	208,457
Fannie Mae Guaranteed REMIC Series 2022-5 Class BA, 2.5% 12/25/2049	5,704,788	4,938,666
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	1,195,760	1,068,579
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	349,831	322,581
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047	372,298	336,702
Fannie Mae Guaranteed REMIC Series 2023-51 Class FB, U.S. 30-Day Avg. SOFR Index + 1.55%, 5.8984% 11/25/2053 (d)(f)	9,730,871	9,815,837
Fannie Mae Guaranteed REMIC Series 2023-56 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.8484% 11/25/2053 (d)(f)	6,650,277	6,704,757
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 12/25/2054 (d)(f)	3,944,650	3,949,464
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (e)	20,437	735
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 9/25/2054 (d)(f)	898,640	899,645
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.7484% 2/25/2055 (d)(f)	1,409,711	1,415,397
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.7484% 9/25/2054 (d)(f)	1,431,172	1,436,375
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 2/25/2055 (d)(f)	2,497,019	2,504,217
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4984% 2/25/2055 (d)(f)	792,772	793,680
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	436,664	430,697
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	696,336	692,839
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	483,054	445,368
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (d)(e)	10,872	1,918
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (d)(e)	6,598	993
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (e)	10,306	1,717
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (d)(e)	5,977	1,041
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (e)	19,925	3,194
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class CJ, 6.5% 4/15/2028	6,438	6,512
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	278,454	274,396
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	308,113	273,560
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	151,737	133,620
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	314,435	279,457
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	472,222	406,433
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	7,180	7,332
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	7,464	7,637
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	15,350	15,685
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	3,261	3,332
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	5,383	5,461
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	16,107	16,586
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2380 Class SY, 8.0855% - U.S. 30-Day Avg. SOFR Index 3.7428% 11/15/2031 (d)(e)	7,870	385
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	15,807	16,307
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	21,814	22,556
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2587 Class IM, 6.5% 3/15/2033 (e)	7,961	1,157
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	316,217	323,277
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	26,240	26,912
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	106,912	109,029
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	55,320	57,226
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	67,370	68,329
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	27,493	28,252
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.1428% 2/15/2036 (d)(e)	9,370	872
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	29,255	30,594
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	86,570	88,958
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.2028% 11/15/2036 (d)(e)	33,517	3,113
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.1228% 6/15/2037 (d)(e)	28,911	2,904
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	10,845	11,008
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	137,594	140,020
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	19,695	19,631
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	19,157	18,006
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (e)	12,443	806
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4281 Class AI, 4% 12/15/2028 (e)	1	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4314 Class AI, 5% 3/15/2034 (e)	16	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (e)	48,083	1,542
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	60,536	60,159
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4646 Class LA, 4% 9/15/2045	76,109	75,788
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4661 Class AC, 4% 4/15/2043	2,381	2,376
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	162,227	156,467
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4692 Class KB, 4% 10/15/2046	309,877	304,223
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4746 Class PA, 4% 2/15/2047	148,762	147,321
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5000 Class BA, 2% 4/25/2045	589,999	547,290
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	279,832	253,520
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5058 Class BE, 3% 11/25/2050	805,075	689,467
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5133 Class BA, 1.5% 7/25/2041	2,126,587	1,785,529
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	660,790	561,150
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	374,399	321,513
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	371,008	315,270
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	312,341	273,282
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	964,504	846,092
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	189,563	170,744
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	1,277,107	1,135,909
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	200,789	176,112
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	320,166	280,793
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	185,536	166,993
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	268,499	235,411
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	222,717	192,268
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	268,500	235,411
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	140,747	126,803
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	658,141	596,599
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5199, 3% 5/25/2048	9,066,202	8,435,075
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5200 Class C, 3% 5/25/2048	1,843,949	1,732,399
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5201 Class EB, 3% 2/25/2048	5,705,898	5,287,419
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	241,771	221,813
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	151,073	136,311
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	1,738,975	1,564,686
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5207 Class PA, 3% 6/25/2051	4,340,306	3,829,157
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class AB, 3% 1/25/2042	1,275,232	1,199,110
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CB, 3.25% 4/25/2052	3,099,962	2,939,682
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5248 Class A, 4% 4/15/2048	1,028,756	1,021,022
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.3984% 8/25/2053 (d)(f)	1,580,919	1,579,361
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 6/25/2054 (d)(f)	1,148,164	1,151,142
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 2/25/2055 (d)(f)	728,043	726,234
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.5984% 10/25/2054 (d)(f)	1,388,194	1,391,398
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.3984% 4/25/2055 (d)(f)	1,341,856	1,338,879
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	17,251	17,590
Freddie Mac Non Gold Pool Series 1998-2104 Class PG, 6% 12/15/2028	5,820	5,938
Freddie Mac Non Gold Pool Series 1999-2114 Class ZM, 6% 1/15/2029	2,439	2,491
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	1,681	1,710
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.7417% 8/20/2060 (d)(f)(g)	13,110	13,073
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.9417% 4/20/2061 (d)(f)(g)	5,460	5,462
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 5.0917% 5/20/2061 (d)(f)(g)	96	96
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (g)	1,097	1,031
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	30,986	28,372
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.33% 8/20/2066 (d)(f)(g)	67,806	67,522
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	44,697	44,718
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.0256% 5/16/2034 (d)(e)	26,848	1,570
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 2.7256% 8/17/2034 (d)(e)	9,133	886
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.2156% 6/16/2037 (d)(e)	16,063	1,415
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	288,433	283,078
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	63,725	62,482
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (e)	3,693	132
Ginnie Mae REMIC pass-thru certificates Series 2011-52 Class HI, 7% 4/16/2041 (e)	83,723	9,841
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	103,356	101,815
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	86,770	80,313
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	355,702	317,418
Ginnie Mae REMIC pass-thru certificates Series 2019-11 Class F, CME Term SOFR 1 month Index + 0.5145%, 4.8549% 1/20/2049 (d)(f)	61,928	61,551
Ginnie Mae REMIC pass-thru certificates Series 2019-128 Class FH, CME Term SOFR 1 month Index + 0.6145%, 4.9549% 10/20/2049 (d)(f)	109,900	107,808
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 4.9049% 2/20/2049 (d)(f)	211,757	208,440
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (b)	860,827	841,221
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1, 3.9% 9/25/2061 (b)(c)	180,019	176,357
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (b)	774,704	732,290
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (b)	707,937	662,286
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (b)	1,115,224	1,051,173
OBX Series 2025-NQM14 Class A1, 5.162% 7/25/2065 (b)(c)	593,274	594,486
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (b)	18,618	18,468
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (b)	56,015	55,110
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (b)	1,767,436	1,689,928
Prpm 2025-Rcf3 LLC Series 2025-RCF3 Class A1, 5.25% 7/25/2055 (b)(d)	756,248	758,830
PRPM LLC Series 2024-RPL1 Class A1, 4.2% 12/25/2064 (b)(d)	6,241,393	6,136,967
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(d)	670,372	652,364
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (b)	235,522	221,268
Thornburg Mortgage Securities Trust Series 2003-4 Class A1, CME Term SOFR 1 month Index + 0.7545%, 5.077% 9/25/2043 (d)(f)	189,520	183,486
Verus Securitization Trust Series 2025-5 Class A1, 5.427% 6/25/2070 (b)(d)	1,168,775	1,174,843
Verus Securitization Trust Series 2025-6 Class A1, 5.417% 7/25/2070 (b)(c)	4,058,327	4,089,738
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 6.399% 9/25/2033 (d)	19,530	19,359
TOTAL UNITED STATES		149,815,629
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $147,817,692)		149,815,629

Commercial Mortgage Securities - 13.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 13.2%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 6.1066% 6/15/2040 (b)(d)(f)	2,670,000	2,681,681
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (b)	199,642	191,648
BANK Series 2017-BNK5 Class A5, 3.39% 6/15/2060	1,480,783	1,458,489
BANK Series 2017-BNK5 Class ASB, 3.179% 6/15/2060	201,064	199,166
BANK Series 2018-BN10 Class A4, 3.428% 2/15/2061	387,146	380,800
BANK Series 2018-BN10 Class ASB, 3.641% 2/15/2061	399,220	396,494
BANK Series 2018-BN13 Class A4, 3.953% 8/15/2061	600,000	596,662
BANK Series 2018-BN15 Class A3, 4.138% 11/15/2061	2,387,448	2,383,925
BANK Series 2019-BN19 Class ASB, 3.071% 8/15/2061	880,336	861,018
BANK Series 2020-BN25 Class XB, 0.5289% 1/15/2063 (d)(e)	6,959,678	126,244
BANK Series 2021-BN33 Class XA, 1.155% 5/15/2064 (d)(e)	4,796,399	193,353
Benchmark Mortgage Trust Series 2018-B2 Class ASB, 3.7802% 2/15/2051	352,250	349,518
Benchmark Mortgage Trust Series 2018-B7 Class A4, 4.51% 5/15/2053	400,000	401,019
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.8756% 12/15/2062 (d)(e)	11,793,078	240,924
Benchmark Mortgage Trust Series 2023-V3 Class XA, 1.0527% 7/15/2056 (d)(e)	44,574,451	926,190
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 5.4785% 9/15/2026 (b)(d)(f)	752,731	744,791
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.7053% 3/15/2041 (b)(d)(f)	2,539,062	2,543,823
BMO Mortgage Trust Series 2023-C6 Class XA, 0.9854% 9/15/2056 (d)(e)	18,773,096	965,806
BMO Mortgage Trust Series 2024-5C5 Class A3, 5.8574% 2/15/2057	700,000	733,807
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.7548% 3/15/2041 (b)(d)(f)	2,887,240	2,890,846
BX Commercial Mortgage Trust 21-SOAR Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.8541% 4/15/2037 (b)(d)(f)	163,551	163,602
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 6.0044% 5/15/2041 (b)(d)	1,557,330	1,561,224
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.5539% 12/9/2040 (b)(d)(f)	408,125	408,890
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6559% 12/15/2039 (b)(d)(f)	298,011	298,849
BX Trust 2019-OC11 Series 2019-OC11 Class XA, 0.8735% 12/9/2041 (b)(d)(e)	114,700,000	3,175,928
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.805% 4/15/2041 (b)(d)(f)	1,906,516	1,911,283
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.5069% 3/15/2030 (b)(d)(f)	2,493,276	2,490,160
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.2785% 2/15/2036 (b)(d)(f)	154,000	153,952
BX Trust Series 2021-MFM1 Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1775% 1/15/2034 (b)(d)(f)	498,917	498,761
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.1485% 6/15/2038 (b)(d)(f)(h)	2,350,534	2,349,800
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 6.3031% 4/15/2037 (b)(d)(f)	3,681,300	3,683,601
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.8051% 2/15/2039 (b)(d)(f)	6,612,688	6,623,021
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 6.0543% 3/15/2041 (b)(d)(f)	493,591	494,361
CD Mortgage Trust Series 2017-CD5 Class A3, 3.171% 8/15/2050	750,000	733,474
CD Mortgage Trust Series 2018-CD7 Class ASB, 4.213% 8/15/2051	143,456	143,157
Cent Trust Series 2025-CITY Class A, 5.0909% 7/10/2040 (b)(d)	747,000	756,609
Cent Trust Series 2025-CITY Class X, 0.2082% 7/10/2040 (b)	26,131,000	193,831
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	1,583,583	1,558,705
CGMS Commercial Mortgage Trust Series 2017-B1 Class A3, 3.197% 8/15/2050	4,757,961	4,661,819
Citigroup Commercial Mortgage Trust Series 2015-GC33 Class XA, 0.8379% 9/10/2058 (d)(e)	1,235,899	40
Citigroup Commercial Mortgage Trust Series 2016-C1 Class A4, 3.209% 5/10/2049	8,600,000	8,519,139
Citigroup Commercial Mortgage Trust Series 2016-P4 Class A4, 2.902% 7/10/2049	3,389,000	3,330,938
Citigroup Commercial Mortgage Trust Series 2016-P6 Class XA, 0.6857% 12/10/2049 (d)(e)	5,954,823	27,352
Citigroup Commercial Mortgage Trust Series 2017-P7 Class AAB, 3.509% 4/14/2050	268,493	266,933
Citigroup Commercial Mortgage Trust Series 2018-C6 Class A3, 4.145% 11/10/2051	1,500,000	1,477,275
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class XA, 1.1594% 8/10/2056 (d)(e)	4,662,579	140,249
COMM Mortgage Trust Series 2017-CD4 Class ASB, 3.317% 5/10/2050	141,295	140,251
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class ASB, 3.3269% 11/15/2050	109,260	108,304
DBJPM Mortgage Trust Series 2017-C6 Class ASB, 3.121% 6/10/2050	251,112	248,795
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (b)(d)	163,000	167,558
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1795% 11/15/2038 (b)(d)(f)	3,530,582	3,528,376
ELP Commercial Mortgage Trust Series 2021-ELP Class B, CME Term SOFR 1 month Index + 1.2347%, 5.5987% 11/15/2038 (b)(d)(f)	2,191,738	2,189,683
Fannie Mae Mortgage pass-thru certificates Series 2025-M2 Class A2, 4.62% 4/25/2030	5,100,000	5,178,687
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	1,100,000	1,085,305
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	977,979	963,181
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	2,400,000	2,367,224
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K071 Class A2, 3.286% 11/25/2027	1,600,000	1,577,068
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027	1,100,000	1,087,592
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028	2,800,000	2,763,051
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	4,400,000	4,364,077
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K076 Class A2, 3.9% 4/25/2028	1,300,000	1,297,863
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K077 Class A2, 3.85% 5/25/2028	4,200,000	4,187,403
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K081 Class A2, 3.9% 8/25/2028	900,000	899,013
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028	900,000	902,564
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K735 Class A2, 2.862% 5/25/2026	4,766,946	4,721,176
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027	2,500,000	2,379,475
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K141 Class A2, 2.25% 2/25/2032	3,300,000	2,937,123
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K753 Class A2, 4.4% 10/25/2030	1,200,000	1,215,649
GS Mortgage Securities Trust Series 2015-GC34 Class XA, 1.2179% 10/10/2048 (d)(e)	1,527,885	94
GS Mortgage Securities Trust Series 2017-GS8 Class AAB, 3.313% 11/10/2050	154,936	153,499
GS Mortgage Securities Trust Series 2018-GS10 Class A4, 3.89% 7/10/2051	1,500,000	1,466,251
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	400,000	393,015
GS Mortgage Securities Trust Series 2018-GS10 Class AAB, 4.106% 7/10/2051	108,492	107,754
GS Mortgage Securities Trust Series 2019-GC38 Class A3, 3.703% 2/10/2052	1,400,000	1,376,414
GS Mortgage Securities Trust Series 2020-GC45 Class AAB, 2.8428% 2/13/2053	527,265	511,416
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.4285% 10/15/2036 (b)(d)(f)	1,116,351	1,115,656
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class ASB, 3.4743% 12/15/2049	1,001,165	994,947
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	190,096	188,332
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class ASB, 2.9941% 12/15/2049	51,233	50,807
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (b)	443,741	421,554
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX, 1.2948% 7/5/2033 (b)(d)(e)	3,810,547	82,795
LCCM Mortgage Trust Series 2017-LC26 Class A3, 3.289% 7/12/2050 (b)	121,347	118,888
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1785% 7/15/2038 (b)(d)(f)	332,189	332,189
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34 Class ASB, 3.354% 11/15/2052	389,429	385,267
Morgan Stanley Capital I Trust Series 2017-HR2 Class A3, 3.33% 12/15/2050	594,136	582,472
Morgan Stanley Capital I Trust Series 2018-BOP Class A, CME Term SOFR 1 month Index + 0.897%, 5.261% 8/15/2033 (b)(d)(f)	704,715	575,752
Morgan Stanley Capital I Trust Series 2018-L1 Class ASB, 4.238% 10/15/2051	2,322,827	2,312,346
Morgan Stanley Capital I Trust Series 2019-L2 Class A3, 3.806% 3/15/2052	6,380,020	6,214,473
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.2876% 6/15/2054 (d)(e)	1,002,294	40,303
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (b)(d)	1,149,061	1,132,939
MSWF Commercial Mortgage Trust Series 2023-2 Class XD, 3.2523% 12/15/2056 (b)(d)(e)	1,500,000	285,515
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4522% 11/15/2040 (b)(d)(f)	32,246	32,266
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.2084% 11/15/2038 (b)(d)(f)	892,284	892,006
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.5574% 11/15/2038 (b)(d)(f)	795,912	795,663
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.606% 12/15/2039 (b)(d)(f)	1,083,000	1,083,000
UBS Commercial Mortgage Trust Series 2017-C4 Class ASB, 3.366% 10/15/2050	272,890	270,438
UBS Commercial Mortgage Trust Series 2017-C7 Class ASB, 3.586% 12/15/2050	913,175	905,473
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.1229% 12/15/2050 (d)(e)	4,916,314	92,005
UBS Commercial Mortgage Trust Series 2018-C12 Class A4, 4.0299% 8/15/2051	2,469,981	2,438,526
UBS Commercial Mortgage Trust Series 2018-C9 Class A4, 4.117% 3/15/2051	300,000	294,031
Wells Fargo Commercial Mortgage Trust Series 2015-C31 Class XA, 1.0312% 11/15/2048 (d)(e)	1,866,956	102
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4FL, CME Term SOFR 1 month Index + 1.1645%, 5.5276% 7/15/2048 (b)(d)(f)	4,000,000	4,002,240
Wells Fargo Commercial Mortgage Trust Series 2017-C38 Class ASB, 3.261% 7/15/2050	92,809	92,200
Wells Fargo Commercial Mortgage Trust Series 2017-C40 Class A3, 3.317% 10/15/2050	6,565,000	6,460,490
Wells Fargo Commercial Mortgage Trust Series 2017-C41 Class A3, 3.21% 11/15/2050	5,000,000	4,892,183
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class ASB, 3.488% 12/15/2050	120,762	119,928
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class XA, 0.9783% 12/15/2050 (d)(e)	6,683,005	103,867
Wells Fargo Commercial Mortgage Trust Series 2018-C45 Class ASB, 4.147% 6/15/2051	2,733,810	2,732,190
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 1.0657% 8/15/2051 (d)(e)	3,548,484	63,152
Wells Fargo Commercial Mortgage Trust Series 2018-C47 Class ASB, 4.365% 9/15/2061	620,582	622,394
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.6785% 5/15/2031 (b)(d)(f)	13,457,000	13,422,313
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.3538% 8/15/2041 (b)(d)(f)	1,000,000	998,215
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 6.0543% 8/15/2041 (b)(d)(f)	2,500,000	2,498,272
TOTAL UNITED STATES		170,852,207
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $167,642,934)		170,852,207

U.S. Government Agency - Mortgage Securities - 123.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 123.8%
Fannie Mae 2.5% 1/1/2052	580,911	486,229
Fannie Mae 3.5% 12/1/2036	97,834	95,533
Fannie Mae 3.5% 5/1/2036	75,996	74,285
Fannie Mae 6.5% 7/1/2054	186,324	195,889
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 6.32% 4/1/2037 (d)(f)	6,438	6,622
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 6.71% 1/1/2035 (d)(f)	1,452	1,491
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 6.178% 6/1/2036 (d)(f)	592	607
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.596%, 6.596% 3/1/2036 (d)(f)	5,433	5,604
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.609%, 6.359% 8/1/2035 (d)(f)	14,526	14,927
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.667%, 6.464% 11/1/2036 (d)(f)	1,024	1,053
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.683%, 6.511% 5/1/2036 (d)(f)	967	997
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.73%, 6.753% 3/1/2040 (d)(f)	5,177	5,367
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.694% 7/1/2035 (d)(f)	1,101	1,133
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.211% 8/1/2041 (d)(f)	7,333	7,639
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.636% 1/1/2042 (d)(f)	11,505	11,982
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.807%, 6.818% 12/1/2040 (d)(f)	104,753	109,112
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.713% 2/1/2042 (d)(f)	4,970	5,184
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.458% 3/1/2035 (d)(f)	1,262	1,291
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.913% 6/1/2036 (d)(f)	10,232	10,451
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.277%, 7.235% 10/1/2033 (d)(f)	1,753	1,786
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	1,374,403	1,235,008
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	934,159	837,371
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	2,305,113	1,749,499
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	534,915	480,663
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	509,471	457,800
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	368,666	331,275
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	276,071	248,072
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	251,967	226,412
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	2,580,192	2,140,039
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	1,156,956	1,039,615
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	255,315	229,420
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	546,378	490,110
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	537,690	482,317
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	290,089	260,214
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	1,862,808	1,413,805
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	706,409	633,660
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	698,485	626,552
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	222,820	199,873
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	865,622	723,866
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	1,063,259	953,760
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	729,200	654,104
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	380,642	341,442
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	58,428	52,575
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2051	87,034	66,055
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	771,412	691,486
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	758,354	680,256
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	589,261	447,228
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	128,781	98,907
Fannie Mae Mortgage pass-thru certificates 1.5% 7/1/2036	541,116	485,051
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2036	775,157	694,844
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	803,793	720,512
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	2,099,598	1,943,596
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	157,007	127,100
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	192,472	154,185
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	441,809	407,325
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2040	297,737	259,296
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	930,630	802,446
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	886,356	719,736
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	57,499	46,547
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	2,588,670	2,092,335
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	1,927,264	1,560,152
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	143,014	115,728
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	694,292	598,672
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	555,836	479,206
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	556,696	448,219
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	3,173,788	2,544,439
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	2,279,805	1,845,540
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,437,654	1,162,007
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	304,830	246,384
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	1,009,924	930,152
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	647,880	522,445
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	478,855	387,641
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	457,020	369,394
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	387,799	313,445
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	86,697	84,814
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2042	7,953,247	6,840,562
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	69,250	56,059
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	24,814	19,916
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	947,018	764,851
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	381,001	305,093
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2042	1,690,098	1,452,661
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	12,799,125	10,249,112
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	1,012,325	819,177
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	336,845	272,576
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	53,439	43,243
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	38,715	31,074
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,008,592	816,472
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	652,037	522,129
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	296,351	239,901
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	208,966	168,378
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	165,506	132,842
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	352,058	308,035
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	13,383,727	10,717,241
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	958,384	775,529
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	8,325,917	6,667,117
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	151,508	122,601
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	257,092	224,767
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	657,918	568,616
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	595,620	480,861
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	351,214	284,313
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	423,956	340,417
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	230,825	186,208
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	98,553	79,072
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	28,524	22,885
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	241,511	233,163
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2037	1,292,872	1,220,859
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2040	41,226	37,244
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	12,051,762	10,230,564
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	357,503	300,016
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	878,832	737,788
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	306,965	256,165
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	237,427	229,307
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	31,121	30,079
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037	117,034	108,013
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2041	943,117	845,079
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	443,028	375,665
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	6,752,430	5,675,065
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	2,345,601	1,959,627
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,217,988	1,022,514
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	514,197	431,513
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	382,540	321,505
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	155,591	150,268
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	498,045	467,813
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2040	800,056	720,061
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	101,916	91,098
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	2,348,806	1,962,305
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	2,216,920	1,870,826
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	987,988	829,735
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	752,489	632,427
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	433,574	418,434
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	1,902,137	1,837,012
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	677,861	572,037
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	557,653	469,549
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	19,071	15,915
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	317,032	300,463
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	233,961	221,880
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	131,955	127,487
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	102,349	97,096
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	18,077	15,176
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	31,130	25,978
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	342,266	309,135
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	991,543	834,580
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	238,531	230,366
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	2,073,608	1,915,178
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	31,212	30,223
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	111,101	100,155
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	264,927	237,961
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	68,910	61,459
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	27,204	24,287
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	13,273,691	11,143,400
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	9,690,570	8,135,333
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,474,802	1,246,407
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	807,713	675,559
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	20,058	16,838
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2040	671,306	604,877
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	1,261,368	1,069,575
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	3,002,914	2,545,376
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2037	11,569,292	10,910,422
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	997,360	894,029
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	1,191,163	1,006,694
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	43,108	41,710
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2041	1,604,716	1,437,994
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	164,894	137,760
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	4,665,992	3,956,518
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	35,719	29,841
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	433,307	418,324
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	205,322	187,357
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	519,155	454,791
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	43,759	39,911
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	318,297	285,599
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	1,027,756	909,650
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	4,440,117	3,892,409
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	820,912	722,214
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	172,230	150,985
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	17,160	16,713
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	103,249	101,076
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	87,265	79,614
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	405,397	363,751
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	392,195	351,905
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	91,796	83,864
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	1,442,803	1,272,943
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	102,991	90,254
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	711,430	623,450
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	17,675	15,605
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	16,869	14,894
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	960,418	938,282
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	686,454	670,711
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	225,887	218,076
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	64,350	62,185
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	27,216	24,811
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	4,086,709	3,620,908
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	955,365	837,218
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	506,311	443,697
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	365,852	321,180
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	188,486	165,235
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	177,582	174,213
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	564,249	549,690
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	71,100	69,639
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	42,803	39,239
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	509,137	464,239
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	486,707	443,440
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	72,753	66,335
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	1,400,710	1,237,556
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	512,610	451,940
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,112,152	971,488
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,041,795	912,308
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	976,147	854,820
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	645,960	565,673
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	86,614	84,543
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	28,142	27,434
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	145,764	130,790
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	1,952,957	1,725,477
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	1,014,378	897,809
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,187,833	1,047,248
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	252,440	221,064
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	159,111	145,099
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	141,172	128,508
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	693,621	632,977
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	645,916	590,459
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	2,012,536	1,778,117
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	1,991,159	1,726,251
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	1,019,814	900,389
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	228,390	208,374
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	130,719	117,331
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	136,329	120,194
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	444,908	386,236
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	361,785	352,679
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	205,020	200,964
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	575,374	525,754
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	49,538	45,426
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	694,585	622,796
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	307,685	280,281
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	2,535,635	2,234,739
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	865,218	762,545
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	171,450	156,269
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	440,579	430,473
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	301,285	274,840
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	841,491	744,001
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	17,112	16,154
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	269,937	249,575
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	53,358	49,383
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	694,803	644,562
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	15,513,809	14,610,336
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	211,435	192,397
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	73,089	66,667
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	51,424	48,465
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	15,943	15,035
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	5,573	5,243
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	73,343	68,040
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	2,408,986	2,222,748
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	645,764	599,069
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	14,709	13,840
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	13,541	12,718
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	9,035	8,465
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	5,662	5,333
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	3,306	3,065
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	340,967	310,585
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2035	465,952	457,624
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	9,209	8,667
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	4,610,677	4,338,277
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	469,294	433,893
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	87,379	80,788
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	50,679	46,904
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	11,003	10,366
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	133,337	123,696
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	68,968	63,981
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	191,154	174,002
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	75,692	71,060
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2047	45,430	42,046
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	101,526	95,431
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	72,068	67,671
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	17,294	16,258
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	10,984	10,335
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2049	28,239	25,826
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2050	204,535	186,230
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	13,766	12,997
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	150,744	147,814
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	49,560	48,597
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	477,107	449,778
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	1,033,677	945,042
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	193,087	189,334
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	221,973	209,477
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	11,848	11,149
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	93,100	86,164
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	73,071	67,696
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	2,171,212	1,993,179
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	73,674	69,494
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	32,726	30,865
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	15,214	14,387
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	49,774	46,112
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	411,590	381,828
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	315,213	306,869
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	11,588	11,289
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	4,483	4,372
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	209,579	201,390
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039	6,696	6,526
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	13,690	13,363
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	11,471	11,125
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	32,688	31,143
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	116,749	113,675
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	10,910	10,663
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	90,837	88,300
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	49,440	46,903
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	6,618	6,434
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	141,928	136,683
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2038	4,045,975	3,952,093
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	260,971	254,050
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	29,625	28,830
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	14,320	13,874
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	7,489	7,327
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	6,398	6,228
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	40,167	39,189
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	16,603	16,205
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	121,937	118,246
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	21,045	20,407
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	20,739	20,159
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	13,780	13,332
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	177,389	172,149
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	102,737	97,496
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	126,866	123,249
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	89,203	86,669
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	43,908	42,655
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	24,442	23,709
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	18,276	17,718
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	14,382,880	13,844,009
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	73,483	70,494
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	50,105	48,075
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	2,250,350	2,117,965
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	929,911	878,402
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2040	4,271,018	4,151,893
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	20,818	20,314
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	10,719	10,452
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	1,640	1,602
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	24,814	23,268
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	744,351	702,422
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	9,243,621	8,905,700
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2047	6,316	6,043
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	5,000	4,895
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	42,498	42,525
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	9,290	9,281
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	32,573	32,266
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2045	80,163	80,258
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	753,404	740,421
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	88,194	88,136
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	27,121	27,091
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	6,854	6,815
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	1,399,470	1,352,175
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	1,379,325	1,332,711
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	64,583	64,512
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	132,421	132,276
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	174,096	173,855
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	61,175	61,032
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	423,509	423,186
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	116,630	116,515
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	34,311	34,220
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	583,814	585,430
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	43,938	43,716
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	6,743	6,610
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	7,986	7,967
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	7,536	7,525
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	443,597	432,903
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2052	9,908,888	9,583,311
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	25,277	25,248
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	341,822	335,612
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	899,588	897,800
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	676,836	676,126
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	2,186,796	2,181,083
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	951,370	952,452
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	492,017	491,500
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052 (i)	2,359,562	2,356,347
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	42,385	42,943
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	199,843	201,882
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	23,953	24,232
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	423,990	428,182
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	10,609	10,767
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	517,260	524,020
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	6,895	7,003
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	18,583	18,811
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	1,202	1,221
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	10,188,694	10,203,466
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	48,657	49,169
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	29,444	29,754
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	21,610	21,837
Fannie Mae Mortgage pass-thru certificates 5.311% 8/1/2041 (d)	68,612	69,481
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	795,774	808,597
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	2,994,021	3,053,493
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	2,564,957	2,586,249
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	2,641,217	2,663,142
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	322,424	327,318
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	11,103,045	11,209,091
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	951,409	966,443
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	1,021,240	1,041,844
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	2,035,571	2,053,740
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	1,679,073	1,704,555
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	484,464	488,788
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	5,866,984	5,919,353
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	1,160,777	1,186,373
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2052	596,197	605,804
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	1,726,920	1,741,255
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	1,684,038	1,749,424
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	2,882,072	2,963,497
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	2,020,879	2,094,924
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	751,707	781,129
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	292,506	304,137
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	1,595,812	1,635,332
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	4,680,780	4,796,699
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	4,645,241	4,757,376
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	1,843,989	1,909,967
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	1,007,322	1,042,656
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	702,506	726,709
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	5,009,475	5,130,403
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	4,702,477	4,815,994
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	3,290,302	3,410,858
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	3,793,081	3,893,535
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	5,152,885	5,275,665
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2052	2,365,081	2,440,651
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	757,223	780,471
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	5,682,405	5,817,802
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	1,784,401	1,854,800
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054	4,801,981	5,030,571
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	6,461	6,872
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	1,283,054	1,344,231
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	144,882	152,320
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	1,917	2,041
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	1,405,790	1,460,409
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2035	414	438
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2038	810	865
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	4,101,201	4,314,694
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2036	8,975	9,523
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	1,602,958	1,664,612
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	653	694
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	4,417,917	4,652,040
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	3,157,601	3,279,051
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	681,663	714,113
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2055 (k)	924,394	975,548
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	3,103	3,300
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	1,772	1,885
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	271,014	285,003
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	700,543	739,528
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	520,299	549,579
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	892,107	935,201
Fannie Mae Mortgage pass-thru certificates 6.773% 2/1/2039 (d)	18,534	19,255
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	554	557
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	430	433
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	300	302
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2028	473	482
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	18,931	19,904
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2026	7	6
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	701	704
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	817	822
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	102	104
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	30	31
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2032	1,194	1,268
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2032	6,969	7,461
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2032	1,271	1,359
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2032	3,639	3,871
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2032	3,080	3,294
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	1,457	1,559
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	780	832
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	427	454
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	313	334
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	267	285
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	172	183
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	5	4
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	1,238	1,293
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2032	19,120	20,444
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2030	85	89
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2032	4,828	5,178
Fannie Mae Mortgage pass-thru certificates 8% 3/1/2037	4,558	4,919
Fannie Mae Mortgage pass-thru certificates 9% 10/1/2030	12,778	13,618
Freddie Mac Gold Pool 1.5% 1/1/2036	1,253,900	1,126,727
Freddie Mac Gold Pool 1.5% 1/1/2051	2,285,179	1,734,370
Freddie Mac Gold Pool 1.5% 10/1/2036	172,414	154,227
Freddie Mac Gold Pool 1.5% 11/1/2035	909,949	817,660
Freddie Mac Gold Pool 1.5% 11/1/2035	808,586	726,577
Freddie Mac Gold Pool 1.5% 11/1/2050	56,617	43,430
Freddie Mac Gold Pool 1.5% 12/1/2035	776,202	697,478
Freddie Mac Gold Pool 1.5% 12/1/2050	38,595	29,606
Freddie Mac Gold Pool 1.5% 2/1/2036	668,619	599,761
Freddie Mac Gold Pool 1.5% 2/1/2051	2,321,486	1,761,926
Freddie Mac Gold Pool 1.5% 3/1/2036	422,117	378,645
Freddie Mac Gold Pool 1.5% 3/1/2041	130,074	108,764
Freddie Mac Gold Pool 1.5% 3/1/2051	951,109	721,858
Freddie Mac Gold Pool 1.5% 4/1/2036	726,604	651,775
Freddie Mac Gold Pool 1.5% 4/1/2041	1,555,363	1,299,866
Freddie Mac Gold Pool 1.5% 4/1/2051	1,803,019	1,368,427
Freddie Mac Gold Pool 1.5% 5/1/2036	745,272	668,520
Freddie Mac Gold Pool 1.5% 6/1/2036	757,003	679,044
Freddie Mac Gold Pool 1.5% 6/1/2051	33,463	25,701
Freddie Mac Gold Pool 1.5% 7/1/2035	207,305	187,057
Freddie Mac Gold Pool 1.5% 7/1/2036	614,110	550,482
Freddie Mac Gold Pool 1.5% 8/1/2035	427,479	385,726
Freddie Mac Gold Pool 1.5% 8/1/2036	460,112	412,440
Freddie Mac Gold Pool 2% 1/1/2052	741,801	591,691
Freddie Mac Gold Pool 2% 10/1/2051	2,571,318	2,073,489
Freddie Mac Gold Pool 2% 10/1/2051	369,018	298,265
Freddie Mac Gold Pool 2% 10/1/2051	133,349	107,782
Freddie Mac Gold Pool 2% 11/1/2041	521,402	449,383
Freddie Mac Gold Pool 2% 11/1/2050	3,143,113	2,521,811
Freddie Mac Gold Pool 2% 11/1/2050	1,205,085	976,666
Freddie Mac Gold Pool 2% 11/1/2050	15,046	12,081
Freddie Mac Gold Pool 2% 11/1/2051	5,728,538	4,592,593
Freddie Mac Gold Pool 2% 11/1/2051	2,060,178	1,661,311
Freddie Mac Gold Pool 2% 11/1/2051	1,290,233	1,036,401
Freddie Mac Gold Pool 2% 11/1/2051	1,273,958	1,029,697
Freddie Mac Gold Pool 2% 11/1/2051	191,287	154,611
Freddie Mac Gold Pool 2% 11/1/2051	114,446	92,503
Freddie Mac Gold Pool 2% 12/1/2051	644,008	520,530
Freddie Mac Gold Pool 2% 12/1/2051	307,996	248,943
Freddie Mac Gold Pool 2% 12/1/2051	154,464	123,835
Freddie Mac Gold Pool 2% 12/1/2051	135,519	109,197
Freddie Mac Gold Pool 2% 12/1/2051	133,524	107,172
Freddie Mac Gold Pool 2% 2/1/2042	400,748	344,724
Freddie Mac Gold Pool 2% 2/1/2051	2,963,665	2,375,057
Freddie Mac Gold Pool 2% 2/1/2052	1,772,182	1,427,965
Freddie Mac Gold Pool 2% 3/1/2041	833,316	726,640
Freddie Mac Gold Pool 2% 3/1/2051	4,953,157	3,966,323
Freddie Mac Gold Pool 2% 3/1/2051	647,055	523,600
Freddie Mac Gold Pool 2% 3/1/2051	604,767	489,380
Freddie Mac Gold Pool 2% 3/1/2051	523,038	423,245
Freddie Mac Gold Pool 2% 3/1/2051	74,763	60,031
Freddie Mac Gold Pool 2% 3/1/2051	71,799	58,100
Freddie Mac Gold Pool 2% 3/1/2051	45,071	36,472
Freddie Mac Gold Pool 2% 3/1/2052	620,163	494,668
Freddie Mac Gold Pool 2% 4/1/2041	1,199,285	1,038,913
Freddie Mac Gold Pool 2% 4/1/2052	503,487	406,637
Freddie Mac Gold Pool 2% 5/1/2051	8,287,645	6,714,166
Freddie Mac Gold Pool 2% 5/1/2051	4,964,743	3,975,600
Freddie Mac Gold Pool 2% 5/1/2051	571,917	458,866
Freddie Mac Gold Pool 2% 5/1/2051	237,718	190,728
Freddie Mac Gold Pool 2% 6/1/2050	33,620,271	27,006,041
Freddie Mac Gold Pool 2% 6/1/2050	1,856,314	1,502,717
Freddie Mac Gold Pool 2% 8/1/2050	16,205	13,119
Freddie Mac Gold Pool 2% 8/1/2051	251,910	202,115
Freddie Mac Gold Pool 2% 9/1/2050	399,279	322,350
Freddie Mac Gold Pool 2% 9/1/2051	503,857	407,251
Freddie Mac Gold Pool 2% 9/1/2051	85,958	69,477
Freddie Mac Gold Pool 2.5% 10/1/2040	2,495,557	2,242,620
Freddie Mac Gold Pool 2.5% 10/1/2040	860,506	773,524
Freddie Mac Gold Pool 2.5% 10/1/2041	4,264,051	3,825,108
Freddie Mac Gold Pool 2.5% 10/1/2051	592,501	497,966
Freddie Mac Gold Pool 2.5% 11/1/2031	202,776	195,834
Freddie Mac Gold Pool 2.5% 11/1/2041	2,138,633	1,914,474
Freddie Mac Gold Pool 2.5% 11/1/2041	138,242	123,563
Freddie Mac Gold Pool 2.5% 11/1/2050	3,685,062	3,114,376
Freddie Mac Gold Pool 2.5% 11/1/2051	669,316	559,179
Freddie Mac Gold Pool 2.5% 12/1/2051	1,133,536	951,969
Freddie Mac Gold Pool 2.5% 12/1/2051	265,712	221,739
Freddie Mac Gold Pool 2.5% 2/1/2035	262,413	248,862
Freddie Mac Gold Pool 2.5% 2/1/2042	406,580	363,742
Freddie Mac Gold Pool 2.5% 2/1/2051	7,402,021	6,214,073
Freddie Mac Gold Pool 2.5% 2/1/2051	2,448,851	2,076,498
Freddie Mac Gold Pool 2.5% 2/1/2051	14,583	12,243
Freddie Mac Gold Pool 2.5% 3/1/2050	579,900	488,100
Freddie Mac Gold Pool 2.5% 3/1/2051	6,929,105	5,817,055
Freddie Mac Gold Pool 2.5% 4/1/2042	87,701	78,148
Freddie Mac Gold Pool 2.5% 4/1/2047	89,088	75,570
Freddie Mac Gold Pool 2.5% 4/1/2052	389,862	329,974
Freddie Mac Gold Pool 2.5% 5/1/2035	506,358	479,420
Freddie Mac Gold Pool 2.5% 5/1/2041	4,239,083	3,812,860
Freddie Mac Gold Pool 2.5% 5/1/2041	867,077	781,001
Freddie Mac Gold Pool 2.5% 5/1/2051	2,313,683	1,935,130
Freddie Mac Gold Pool 2.5% 5/1/2051	1,060,383	898,818
Freddie Mac Gold Pool 2.5% 6/1/2031	27,542	26,698
Freddie Mac Gold Pool 2.5% 6/1/2040	137,494	124,222
Freddie Mac Gold Pool 2.5% 6/1/2041	104,692	93,869
Freddie Mac Gold Pool 2.5% 7/1/2036	369,940	349,103
Freddie Mac Gold Pool 2.5% 7/1/2050	2,023,517	1,717,733
Freddie Mac Gold Pool 2.5% 7/1/2050	1,180,428	997,622
Freddie Mac Gold Pool 2.5% 7/1/2051	1,591,835	1,342,331
Freddie Mac Gold Pool 2.5% 8/1/2041	1,335,367	1,191,199
Freddie Mac Gold Pool 2.5% 8/1/2050	1,406,575	1,192,702
Freddie Mac Gold Pool 2.5% 9/1/2051	678,138	569,092
Freddie Mac Gold Pool 3% 1/1/2043	44,316	40,726
Freddie Mac Gold Pool 3% 1/1/2052	8,986,812	7,869,823
Freddie Mac Gold Pool 3% 1/1/2052	133,210	116,653
Freddie Mac Gold Pool 3% 10/1/2051	1,106,163	971,787
Freddie Mac Gold Pool 3% 11/1/2032	622,569	606,510
Freddie Mac Gold Pool 3% 11/1/2050	69,365	60,787
Freddie Mac Gold Pool 3% 11/1/2051	3,062,505	2,688,559
Freddie Mac Gold Pool 3% 11/1/2051	1,018,900	893,214
Freddie Mac Gold Pool 3% 11/1/2051	17,842	15,636
Freddie Mac Gold Pool 3% 12/1/2030	53,394	52,271
Freddie Mac Gold Pool 3% 12/1/2032	187,820	183,513
Freddie Mac Gold Pool 3% 12/1/2032	73,328	71,511
Freddie Mac Gold Pool 3% 12/1/2042	229,965	211,560
Freddie Mac Gold Pool 3% 12/1/2050	564,938	495,073
Freddie Mac Gold Pool 3% 12/1/2051	1,058,154	927,295
Freddie Mac Gold Pool 3% 2/1/2033	51,212	50,160
Freddie Mac Gold Pool 3% 2/1/2043	25,102	23,170
Freddie Mac Gold Pool 3% 2/1/2043	12,904	11,871
Freddie Mac Gold Pool 3% 3/1/2043	20,960	19,271
Freddie Mac Gold Pool 3% 3/1/2052	788,573	690,560
Freddie Mac Gold Pool 3% 3/1/2052	91,515	79,912
Freddie Mac Gold Pool 3% 3/1/2052	67,808	59,380
Freddie Mac Gold Pool 3% 4/1/2032	6,045	5,913
Freddie Mac Gold Pool 3% 4/1/2034	88,326	85,668
Freddie Mac Gold Pool 3% 4/1/2037	244,038	233,694
Freddie Mac Gold Pool 3% 4/1/2046	31,839	28,595
Freddie Mac Gold Pool 3% 4/1/2046	28,572	25,660
Freddie Mac Gold Pool 3% 5/1/2046	480,034	431,122
Freddie Mac Gold Pool 3% 5/1/2046	76,346	68,567
Freddie Mac Gold Pool 3% 5/1/2051	964,629	845,035
Freddie Mac Gold Pool 3% 5/1/2052	9,093,938	7,969,318
Freddie Mac Gold Pool 3% 6/1/2035	3,754,399	3,623,413
Freddie Mac Gold Pool 3% 6/1/2046	474,783	426,406
Freddie Mac Gold Pool 3% 6/1/2050	928,276	820,151
Freddie Mac Gold Pool 3% 6/1/2052	221,562	194,023
Freddie Mac Gold Pool 3% 7/1/2032	11,669	11,394
Freddie Mac Gold Pool 3% 8/1/2032	13,273	12,964
Freddie Mac Gold Pool 3% 8/1/2032	9,185	8,967
Freddie Mac Gold Pool 3% 8/1/2052	2,124,450	1,857,079
Freddie Mac Gold Pool 3% 9/1/2048	624,526	553,343
Freddie Mac Gold Pool 3% 9/1/2049	9,803	8,692
Freddie Mac Gold Pool 3% 9/1/2050	16,654	14,595
Freddie Mac Gold Pool 3% 9/1/2051	919,138	805,184
Freddie Mac Gold Pool 3% 9/1/2051	19,056	16,706
Freddie Mac Gold Pool 3.5% 1/1/2046	46,121	42,812
Freddie Mac Gold Pool 3.5% 1/1/2048	5,050	4,685
Freddie Mac Gold Pool 3.5% 10/1/2047	21,357	19,813
Freddie Mac Gold Pool 3.5% 11/1/2033	264,397	259,641
Freddie Mac Gold Pool 3.5% 11/1/2047	143,865	133,462
Freddie Mac Gold Pool 3.5% 12/1/2033	93,833	92,176
Freddie Mac Gold Pool 3.5% 12/1/2046	86,333	79,923
Freddie Mac Gold Pool 3.5% 12/1/2047	32,535	30,182
Freddie Mac Gold Pool 3.5% 2/1/2034	225,683	220,653
Freddie Mac Gold Pool 3.5% 2/1/2043	247,567	233,530
Freddie Mac Gold Pool 3.5% 2/1/2043	23,538	22,355
Freddie Mac Gold Pool 3.5% 2/1/2052	163,697	149,315
Freddie Mac Gold Pool 3.5% 3/1/2032	118,314	116,575
Freddie Mac Gold Pool 3.5% 3/1/2046	640,290	596,152
Freddie Mac Gold Pool 3.5% 4/1/2042	568,154	538,414
Freddie Mac Gold Pool 3.5% 4/1/2043	269,503	253,919
Freddie Mac Gold Pool 3.5% 4/1/2043	29,024	27,397
Freddie Mac Gold Pool 3.5% 4/1/2043	8,156	7,680
Freddie Mac Gold Pool 3.5% 4/1/2046	435,748	404,212
Freddie Mac Gold Pool 3.5% 4/1/2046	84,741	78,715
Freddie Mac Gold Pool 3.5% 4/1/2052 (i)(j)	10,022,678	9,167,175
Freddie Mac Gold Pool 3.5% 5/1/2034	109,570	107,314
Freddie Mac Gold Pool 3.5% 5/1/2045	848,739	792,093
Freddie Mac Gold Pool 3.5% 5/1/2045	10,354	9,626
Freddie Mac Gold Pool 3.5% 5/1/2046	946,367	880,539
Freddie Mac Gold Pool 3.5% 5/1/2046	498,494	463,041
Freddie Mac Gold Pool 3.5% 5/1/2046	121,131	112,365
Freddie Mac Gold Pool 3.5% 6/1/2032	388,942	383,074
Freddie Mac Gold Pool 3.5% 6/1/2042	30,640	28,971
Freddie Mac Gold Pool 3.5% 6/1/2045	1,014,129	947,545
Freddie Mac Gold Pool 3.5% 6/1/2045	164,907	154,512
Freddie Mac Gold Pool 3.5% 7/1/2032	381,700	375,847
Freddie Mac Gold Pool 3.5% 7/1/2032	84,757	83,479
Freddie Mac Gold Pool 3.5% 7/1/2042	1,232,041	1,162,323
Freddie Mac Gold Pool 3.5% 7/1/2047	348,905	324,111
Freddie Mac Gold Pool 3.5% 8/1/2034	184,122	180,260
Freddie Mac Gold Pool 3.5% 8/1/2047	536,725	498,585
Freddie Mac Gold Pool 3.5% 8/1/2047	62,387	57,876
Freddie Mac Gold Pool 3.5% 8/1/2047	42,408	39,395
Freddie Mac Gold Pool 3.5% 9/1/2042	1,562,589	1,472,398
Freddie Mac Gold Pool 3.5% 9/1/2042	349,101	329,134
Freddie Mac Gold Pool 3.5% 9/1/2046	114,738	106,327
Freddie Mac Gold Pool 3.5% 9/1/2046	27,572	25,577
Freddie Mac Gold Pool 3.5% 9/1/2047	11,713	10,866
Freddie Mac Gold Pool 3.5% 9/1/2047	9,660	8,961
Freddie Mac Gold Pool 4% 1/1/2036	200,480	198,253
Freddie Mac Gold Pool 4% 1/1/2042	96,899	94,201
Freddie Mac Gold Pool 4% 1/1/2044	11,381	10,973
Freddie Mac Gold Pool 4% 10/1/2041	13,103	12,754
Freddie Mac Gold Pool 4% 10/1/2042	7,399	7,182
Freddie Mac Gold Pool 4% 10/1/2043	29,084	28,103
Freddie Mac Gold Pool 4% 10/1/2043	15,223	14,678
Freddie Mac Gold Pool 4% 10/1/2048	190,772	180,741
Freddie Mac Gold Pool 4% 10/1/2052	964,245	912,040
Freddie Mac Gold Pool 4% 10/1/2052	37,118	34,854
Freddie Mac Gold Pool 4% 11/1/2040	459,819	447,969
Freddie Mac Gold Pool 4% 11/1/2042	145,020	140,964
Freddie Mac Gold Pool 4% 11/1/2042	63,749	62,059
Freddie Mac Gold Pool 4% 11/1/2042	25,204	24,469
Freddie Mac Gold Pool 4% 11/1/2042	21,633	20,965
Freddie Mac Gold Pool 4% 11/1/2042	9,953	9,637
Freddie Mac Gold Pool 4% 11/1/2042	969	955
Freddie Mac Gold Pool 4% 11/1/2043	157,799	152,969
Freddie Mac Gold Pool 4% 11/1/2048	38,062	36,144
Freddie Mac Gold Pool 4% 12/1/2047	493,512	469,243
Freddie Mac Gold Pool 4% 2/1/2041	190,337	185,606
Freddie Mac Gold Pool 4% 2/1/2042	27,600	26,885
Freddie Mac Gold Pool 4% 2/1/2043	16,759	16,201
Freddie Mac Gold Pool 4% 2/1/2043	7,223	6,978
Freddie Mac Gold Pool 4% 2/1/2044	15,371	14,848
Freddie Mac Gold Pool 4% 2/1/2044	8,388	8,128
Freddie Mac Gold Pool 4% 2/1/2045	152,273	146,939
Freddie Mac Gold Pool 4% 2/1/2048	226,114	215,419
Freddie Mac Gold Pool 4% 3/1/2042	32,262	31,386
Freddie Mac Gold Pool 4% 3/1/2042	29,511	28,657
Freddie Mac Gold Pool 4% 3/1/2049	535,295	507,150
Freddie Mac Gold Pool 4% 4/1/2042	497,568	483,250
Freddie Mac Gold Pool 4% 4/1/2042	25,812	25,109
Freddie Mac Gold Pool 4% 4/1/2042	10,014	9,744
Freddie Mac Gold Pool 4% 4/1/2043	11,655	11,308
Freddie Mac Gold Pool 4% 4/1/2048	22,123	21,055
Freddie Mac Gold Pool 4% 4/1/2048	19,981	19,018
Freddie Mac Gold Pool 4% 4/1/2048	10,788	10,267
Freddie Mac Gold Pool 4% 4/1/2048	5,016	4,775
Freddie Mac Gold Pool 4% 4/1/2048	4,322	4,114
Freddie Mac Gold Pool 4% 5/1/2042	32,956	32,098
Freddie Mac Gold Pool 4% 5/1/2043	13,236	12,789
Freddie Mac Gold Pool 4% 5/1/2043	5,516	5,324
Freddie Mac Gold Pool 4% 5/1/2043	1,814	1,754
Freddie Mac Gold Pool 4% 5/1/2045	56,758	55,242
Freddie Mac Gold Pool 4% 5/1/2048	338,623	321,877
Freddie Mac Gold Pool 4% 6/1/2043	15,418	15,010
Freddie Mac Gold Pool 4% 6/1/2045	33,903	32,641
Freddie Mac Gold Pool 4% 6/1/2047	144,025	137,663
Freddie Mac Gold Pool 4% 6/1/2047	86,458	82,182
Freddie Mac Gold Pool 4% 6/1/2048	349,607	331,772
Freddie Mac Gold Pool 4% 7/1/2042	280,342	271,874
Freddie Mac Gold Pool 4% 7/1/2043	27,817	26,875
Freddie Mac Gold Pool 4% 7/1/2043	27,140	26,320
Freddie Mac Gold Pool 4% 7/1/2043	9,996	9,648
Freddie Mac Gold Pool 4% 7/1/2043	9,747	9,406
Freddie Mac Gold Pool 4% 7/1/2043	8,671	8,366
Freddie Mac Gold Pool 4% 7/1/2045	96,144	92,524
Freddie Mac Gold Pool 4% 7/1/2048	114,902	110,041
Freddie Mac Gold Pool 4% 8/1/2041	2,919	2,840
Freddie Mac Gold Pool 4% 8/1/2044	4,066	3,947
Freddie Mac Gold Pool 4% 8/1/2044	4,032	3,888
Freddie Mac Gold Pool 4% 8/1/2048	159,916	151,757
Freddie Mac Gold Pool 4% 9/1/2041	27,045	26,329
Freddie Mac Gold Pool 4% 9/1/2042	1,367,226	1,327,926
Freddie Mac Gold Pool 4% 9/1/2042	15,934	15,536
Freddie Mac Gold Pool 4% 9/1/2043	19,735	19,120
Freddie Mac Gold Pool 4% 9/1/2043	15,556	15,009
Freddie Mac Gold Pool 4% 9/1/2043	7,294	7,033
Freddie Mac Gold Pool 4% 9/1/2043	3,166	3,077
Freddie Mac Gold Pool 4% 9/1/2043	2,723	2,636
Freddie Mac Gold Pool 4% 9/1/2048	200,097	190,014
Freddie Mac Gold Pool 4% 9/1/2048	39,348	37,365
Freddie Mac Gold Pool 4.5% 1/1/2041	125,425	125,455
Freddie Mac Gold Pool 4.5% 1/1/2053	291,096	281,167
Freddie Mac Gold Pool 4.5% 10/1/2035	5,538	5,551
Freddie Mac Gold Pool 4.5% 10/1/2039	536,293	536,647
Freddie Mac Gold Pool 4.5% 10/1/2039	134,988	135,038
Freddie Mac Gold Pool 4.5% 10/1/2039	9,402	9,404
Freddie Mac Gold Pool 4.5% 10/1/2040	13,534	13,526
Freddie Mac Gold Pool 4.5% 10/1/2041	65,918	65,902
Freddie Mac Gold Pool 4.5% 10/1/2047	9,034	8,861
Freddie Mac Gold Pool 4.5% 10/1/2052	997,267	963,565
Freddie Mac Gold Pool 4.5% 11/1/2039	6,463	6,467
Freddie Mac Gold Pool 4.5% 11/1/2040	2,727,982	2,725,492
Freddie Mac Gold Pool 4.5% 11/1/2040	67,161	67,169
Freddie Mac Gold Pool 4.5% 11/1/2047	19,557	19,115
Freddie Mac Gold Pool 4.5% 12/1/2039	5,533	5,533
Freddie Mac Gold Pool 4.5% 12/1/2040	11,355	11,347
Freddie Mac Gold Pool 4.5% 12/1/2048	583,213	571,159
Freddie Mac Gold Pool 4.5% 2/1/2041	20,980	20,989
Freddie Mac Gold Pool 4.5% 2/1/2041	18,565	18,567
Freddie Mac Gold Pool 4.5% 2/1/2041	17,939	17,922
Freddie Mac Gold Pool 4.5% 2/1/2041	14,581	14,564
Freddie Mac Gold Pool 4.5% 2/1/2041	9,054	9,047
Freddie Mac Gold Pool 4.5% 2/1/2047	13,459	13,219
Freddie Mac Gold Pool 4.5% 3/1/2041	43,769	43,775
Freddie Mac Gold Pool 4.5% 3/1/2041	17,225	17,225
Freddie Mac Gold Pool 4.5% 3/1/2041	9,588	9,588
Freddie Mac Gold Pool 4.5% 3/1/2044	1,802	1,796
Freddie Mac Gold Pool 4.5% 3/1/2047	10,590	10,401
Freddie Mac Gold Pool 4.5% 4/1/2041	16,292	16,272
Freddie Mac Gold Pool 4.5% 4/1/2041	14,701	14,700
Freddie Mac Gold Pool 4.5% 5/1/2039	78,663	78,730
Freddie Mac Gold Pool 4.5% 5/1/2039	34,999	35,035
Freddie Mac Gold Pool 4.5% 5/1/2039	6,693	6,697
Freddie Mac Gold Pool 4.5% 5/1/2041	20,956	20,930
Freddie Mac Gold Pool 4.5% 5/1/2041	19,308	19,295
Freddie Mac Gold Pool 4.5% 6/1/2041	31,552	31,569
Freddie Mac Gold Pool 4.5% 6/1/2041	13,567	13,575
Freddie Mac Gold Pool 4.5% 6/1/2041	3,135	3,140
Freddie Mac Gold Pool 4.5% 7/1/2047	9,514	9,339
Freddie Mac Gold Pool 4.5% 8/1/2040	72,440	72,458
Freddie Mac Gold Pool 4.5% 8/1/2041	2,936	2,936
Freddie Mac Gold Pool 4.5% 8/1/2041	2,431	2,432
Freddie Mac Gold Pool 4.5% 8/1/2055	842,501	811,528
Freddie Mac Gold Pool 4.5% 9/1/2039	25,073	25,091
Freddie Mac Gold Pool 4.5% 9/1/2039	1,780	1,782
Freddie Mac Gold Pool 4.5% 9/1/2041	4,915	4,916
Freddie Mac Gold Pool 5% 1/1/2035	11,725	11,893
Freddie Mac Gold Pool 5% 1/1/2053	719,740	717,635
Freddie Mac Gold Pool 5% 10/1/2052	579,937	579,328
Freddie Mac Gold Pool 5% 11/1/2033	109,809	111,324
Freddie Mac Gold Pool 5% 11/1/2052	1,335,233	1,333,414
Freddie Mac Gold Pool 5% 11/1/2052	573,552	574,204
Freddie Mac Gold Pool 5% 12/1/2034	44,637	45,304
Freddie Mac Gold Pool 5% 12/1/2052	1,355,558	1,353,711
Freddie Mac Gold Pool 5% 12/1/2052	212,730	212,175
Freddie Mac Gold Pool 5% 12/1/2052	170,522	170,289
Freddie Mac Gold Pool 5% 12/1/2052	156,408	155,999
Freddie Mac Gold Pool 5% 5/1/2052	2,129,837	2,126,269
Freddie Mac Gold Pool 5% 6/1/2052	2,737,297	2,732,711
Freddie Mac Gold Pool 5% 6/1/2052	1,474,939	1,477,539
Freddie Mac Gold Pool 5% 6/1/2053	317,547	320,686
Freddie Mac Gold Pool 5% 7/1/2033	5,677	5,681
Freddie Mac Gold Pool 5% 7/1/2041	8,053	8,189
Freddie Mac Gold Pool 5% 8/1/2036	65,398	66,452
Freddie Mac Gold Pool 5.5% 1/1/2055	1,851,444	1,891,692
Freddie Mac Gold Pool 5.5% 2/1/2054	737,619	744,664
Freddie Mac Gold Pool 5.5% 3/1/2053 (i)	2,944,425	3,007,513
Freddie Mac Gold Pool 5.5% 5/1/2053	878,544	892,151
Freddie Mac Gold Pool 5.5% 5/1/2055	121,804	122,549
Freddie Mac Gold Pool 5.5% 9/1/2052	1,959,167	1,990,736
Freddie Mac Gold Pool 6% 10/1/2034	11,345	11,734
Freddie Mac Gold Pool 6% 10/1/2054	2,070,980	2,151,390
Freddie Mac Gold Pool 6% 11/1/2028	632	646
Freddie Mac Gold Pool 6% 11/1/2053	498,456	513,760
Freddie Mac Gold Pool 6% 2/1/2029	550	562
Freddie Mac Gold Pool 6% 3/1/2053	3,431,470	3,562,560
Freddie Mac Gold Pool 6% 4/1/2032	14,896	15,465
Freddie Mac Gold Pool 6% 4/1/2054	3,644,337	3,779,003
Freddie Mac Gold Pool 6% 5/1/2033	11,010	11,387
Freddie Mac Gold Pool 6% 6/1/2029	953	974
Freddie Mac Gold Pool 6% 6/1/2029	213	217
Freddie Mac Gold Pool 6% 7/1/2029	2,487	2,548
Freddie Mac Gold Pool 6% 7/1/2029	31	31
Freddie Mac Gold Pool 6% 7/1/2039	2,995,270	3,092,618
Freddie Mac Gold Pool 6% 8/1/2055	3,500,000	3,635,075
Freddie Mac Gold Pool 6% 9/1/2033	20,396	21,249
Freddie Mac Gold Pool 6% 9/1/2036	49,646	52,411
Freddie Mac Gold Pool 6% 9/1/2054	1,860,024	1,933,406
Freddie Mac Gold Pool 6% 9/1/2054	548,640	567,027
Freddie Mac Gold Pool 6.5% 1/1/2032	11,972	12,497
Freddie Mac Gold Pool 6.5% 1/1/2054	2,038,316	2,137,257
Freddie Mac Gold Pool 6.5% 1/1/2054	358,093	376,376
Freddie Mac Gold Pool 6.5% 10/1/2032	12,638	13,250
Freddie Mac Gold Pool 6.5% 10/1/2053	506,990	531,481
Freddie Mac Gold Pool 6.5% 10/1/2053	504,930	529,006
Freddie Mac Gold Pool 6.5% 12/1/2053	137,113	144,152
Freddie Mac Gold Pool 6.5% 2/1/2037	1,631	1,729
Freddie Mac Gold Pool 6.5% 3/1/2032	2,046	2,141
Freddie Mac Gold Pool 6.5% 3/1/2032	1,127	1,182
Freddie Mac Gold Pool 6.5% 3/1/2037	1,233	1,320
Freddie Mac Gold Pool 6.5% 4/1/2032	1,007	1,056
Freddie Mac Gold Pool 6.5% 4/1/2032	880	920
Freddie Mac Gold Pool 6.5% 5/1/2031	2,316	2,418
Freddie Mac Gold Pool 6.5% 5/1/2033	26,580	27,550
Freddie Mac Gold Pool 6.5% 9/1/2039	20,101	21,519
Freddie Mac Gold Pool 6.5% 9/1/2053	292,771	308,195
Freddie Mac Gold Pool 6.5% 9/1/2053	279,231	292,545
Freddie Mac Gold Pool 7% 1/1/2036	3,304	3,494
Freddie Mac Gold Pool 7% 11/1/2026	287	288
Freddie Mac Gold Pool 7% 11/1/2034	6,137	6,528
Freddie Mac Gold Pool 7% 11/1/2034	5,425	5,735
Freddie Mac Gold Pool 7% 12/1/2026	815	822
Freddie Mac Gold Pool 7% 3/1/2026	207	206
Freddie Mac Gold Pool 7% 7/1/2026	104	103
Freddie Mac Gold Pool 7% 7/1/2029	8,762	9,212
Freddie Mac Gold Pool 7% 8/1/2026	1,013	1,019
Freddie Mac Gold Pool 7% 8/1/2034	4,612	4,955
Freddie Mac Gold Pool 7% 9/1/2026	1,313	1,322
Freddie Mac Gold Pool 7% 9/1/2035	13,953	14,795
Freddie Mac Gold Pool 7.5% 1/1/2027	16	15
Freddie Mac Gold Pool 7.5% 11/1/2029	878	917
Freddie Mac Gold Pool 7.5% 11/1/2029	176	181
Freddie Mac Gold Pool 7.5% 2/1/2032	71,663	76,327
Freddie Mac Gold Pool 7.5% 6/1/2027	241	245
Freddie Mac Gold Pool 7.5% 7/1/2034	28,806	30,068
Freddie Mac Gold Pool 7.5% 9/1/2030	192	201
Freddie Mac Gold Pool 7.5% 9/1/2031	1,575	1,669
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	521,034	549,012
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	474,079	499,684
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	149,451	158,328
Freddie Mac Manufactured Housing participation certificates 6.5% 6/1/2055	1,831,993	1,933,372
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 6.5% 3/1/2036 (d)(f)	18,049	18,511
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.608% 12/1/2040 (d)(f)	54,387	56,374
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.315% 9/1/2041 (d)(f)	10,607	10,995
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.932%, 7.003% 10/1/2042 (d)(f)	6,468	6,721
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.961%, 6.711% 6/1/2033 (d)(f)	13,206	13,577
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 6.684% 7/1/2036 (d)(f)	6,453	6,680
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.2%, 6.825% 12/1/2036 (d)(f)	14,273	14,881
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.231%, 6.231% 5/1/2034 (d)(f)	301	307
Freddie Mac Non Gold Pool 5% 8/1/2053	1,039,736	1,033,445
Freddie Mac Non Gold Pool 5.5% 5/1/2053	5,705,171	5,814,930
Freddie Mac Non Gold Pool 5.5% 7/1/2053	5,028,786	5,116,104
Freddie Mac Non Gold Pool 5.5% 8/1/2053	1,952,997	1,989,349
Freddie Mac Non Gold Pool 5.5% 8/1/2053	810,100	825,179
Freddie Mac Non Gold Pool 5.5% 8/1/2053	473,455	481,676
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.635% 6/1/2037 (d)(f)	48,415	49,778
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 3.645%, 8.27% 10/1/2035 (d)(f)	78	82
Freddie Mac Non Gold Pool 6% 11/1/2054	1,643,992	1,702,173
Freddie Mac Non Gold Pool 6% 6/1/2053	319,294	330,394
Freddie Mac Non Gold Pool 6% 6/1/2053	284,941	294,313
Freddie Mac Non Gold Pool 6% 6/1/2053	266,736	275,843
Freddie Mac Non Gold Pool 6% 7/1/2053	256,004	264,904
Freddie Mac Non Gold Pool 6% 7/1/2053	225,157	232,844
Freddie Mac Non Gold Pool 6% 9/1/2053	1,047,122	1,079,271
Freddie Mac Non Gold Pool 6.5% 1/1/2055	997,079	1,044,933
Ginnie Mae I Pool 2.5% 1/20/2052	3,347,091	2,826,878
Ginnie Mae I Pool 2.5% 12/20/2051	5,228,934	4,416,241
Ginnie Mae I Pool 2.5% 12/20/2051	2,763,391	2,333,899
Ginnie Mae I Pool 2.5% 12/20/2051	1,232,059	1,040,569
Ginnie Mae I Pool 2.5% 8/20/2051	5,178,265	4,373,447
Ginnie Mae I Pool 2.5% 8/20/2051	1,348,689	1,139,073
Ginnie Mae I Pool 2.5% 8/20/2051	1,041,775	879,860
Ginnie Mae I Pool 2.5% 9/20/2051	2,526,474	2,133,803
Ginnie Mae I Pool 2.5% 9/20/2051	1,328,998	1,122,442
Ginnie Mae I Pool 3% 12/20/2042	157,440	144,667
Ginnie Mae I Pool 3% 3/20/2043	102,617	94,337
Ginnie Mae I Pool 3% 3/20/2043	42,356	38,969
Ginnie Mae I Pool 3% 4/15/2045	22,358	20,061
Ginnie Mae I Pool 3% 5/15/2043	25,028	22,740
Ginnie Mae I Pool 3% 6/15/2042	39,550	36,083
Ginnie Mae I Pool 3% 6/15/2043	61,891	56,826
Ginnie Mae I Pool 3% 6/15/2043	32,667	29,828
Ginnie Mae I Pool 3% 6/20/2042	188,407	172,841
Ginnie Mae I Pool 3% 7/15/2043	9,513	8,647
Ginnie Mae I Pool 3.5% 10/20/2052	1,055,514	963,357
Ginnie Mae I Pool 3.5% 2/15/2043	206,279	193,214
Ginnie Mae I Pool 3.5% 3/15/2042	9,717	9,116
Ginnie Mae I Pool 3.5% 3/15/2043	140,606	132,026
Ginnie Mae I Pool 3.5% 5/20/2046	23,069	21,289
Ginnie Mae I Pool 3.5% 5/20/2046	13,034	12,028
Ginnie Mae I Pool 3.5% 5/20/2046	12,324	11,373
Ginnie Mae I Pool 3.5% 5/20/2046	11,557	10,665
Ginnie Mae I Pool 3.5% 5/20/2046	11,272	10,403
Ginnie Mae I Pool 3.5% 5/20/2046	6,155	5,672
Ginnie Mae I Pool 3.5% 6/20/2046	45,191	41,718
Ginnie Mae I Pool 3.5% 6/20/2046	18,110	16,718
Ginnie Mae I Pool 3.5% 6/20/2046	15,326	14,144
Ginnie Mae I Pool 3.5% 6/20/2046	14,560	13,436
Ginnie Mae I Pool 3.5% 6/20/2046	11,166	10,308
Ginnie Mae I Pool 3.5% 6/20/2046	7,826	7,222
Ginnie Mae I Pool 3.5% 6/20/2046	5,280	4,875
Ginnie Mae I Pool 3.5% 7/15/2043	16,478	15,468
Ginnie Mae I Pool 3.5% 7/20/2043	40,265	37,651
Ginnie Mae I Pool 3.5% 7/20/2046	769,605	710,227
Ginnie Mae I Pool 3.5% 7/20/2052	5,743,152	5,241,717
Ginnie Mae I Pool 3.5% 8/20/2052	3,378,448	3,083,476
Ginnie Mae I Pool 3.5% 9/20/2052	5,178,177	4,726,070
Ginnie Mae I Pool 4% 1/15/2042	4,706	4,555
Ginnie Mae I Pool 4% 1/15/2043	17,174	16,595
Ginnie Mae I Pool 4% 10/15/2040	80,097	77,753
Ginnie Mae I Pool 4% 10/15/2040	31,101	30,208
Ginnie Mae I Pool 4% 10/15/2040	7,243	7,032
Ginnie Mae I Pool 4% 10/15/2040	3,252	3,159
Ginnie Mae I Pool 4% 10/15/2041	136,523	132,175
Ginnie Mae I Pool 4% 10/15/2041	36,596	35,494
Ginnie Mae I Pool 4% 10/15/2041	20,199	19,553
Ginnie Mae I Pool 4% 10/15/2041	13,668	13,217
Ginnie Mae I Pool 4% 10/15/2041	2,203	2,137
Ginnie Mae I Pool 4% 10/20/2052	16,434,686	15,461,467
Ginnie Mae I Pool 4% 11/15/2041	95,090	92,160
Ginnie Mae I Pool 4% 11/15/2042	5,680	5,491
Ginnie Mae I Pool 4% 12/15/2040	8,866	8,614
Ginnie Mae I Pool 4% 12/15/2040	3,520	3,416
Ginnie Mae I Pool 4% 12/15/2041	44,310	42,975
Ginnie Mae I Pool 4% 12/15/2041	30,292	29,322
Ginnie Mae I Pool 4% 12/15/2041	1,579	1,530
Ginnie Mae I Pool 4% 12/15/2042	6,454	6,246
Ginnie Mae I Pool 4% 2/15/2041	12,863	12,486
Ginnie Mae I Pool 4% 2/15/2042	72,512	70,228
Ginnie Mae I Pool 4% 2/15/2042	15,219	14,734
Ginnie Mae I Pool 4% 3/15/2040	13,225	12,831
Ginnie Mae I Pool 4% 3/15/2041	55,798	54,474
Ginnie Mae I Pool 4% 3/15/2041	5,675	5,509
Ginnie Mae I Pool 4% 3/15/2042	48,539	46,968
Ginnie Mae I Pool 4% 3/15/2042	13,921	13,480
Ginnie Mae I Pool 4% 3/15/2042	7,424	7,176
Ginnie Mae I Pool 4% 4/15/2042	10,623	10,276
Ginnie Mae I Pool 4% 4/15/2043	3,645	3,531
Ginnie Mae I Pool 4% 5/15/2041	64,272	62,787
Ginnie Mae I Pool 4% 5/15/2042	2,752	2,706
Ginnie Mae I Pool 4% 5/20/2049	168,540	158,230
Ginnie Mae I Pool 4% 6/15/2041	87,014	84,348
Ginnie Mae I Pool 4% 6/15/2041	9,216	8,933
Ginnie Mae I Pool 4% 6/15/2041	6,454	6,286
Ginnie Mae I Pool 4% 6/15/2041	6,362	6,156
Ginnie Mae I Pool 4% 6/15/2042	2,294	2,216
Ginnie Mae I Pool 4% 7/15/2041	6,159	5,984
Ginnie Mae I Pool 4% 7/15/2041	3,539	3,423
Ginnie Mae I Pool 4% 8/15/2041	8,225	7,987
Ginnie Mae I Pool 4% 8/15/2043	5,088	4,900
Ginnie Mae I Pool 4% 8/15/2043	3,609	3,488
Ginnie Mae I Pool 4% 9/15/2040	3,310	3,215
Ginnie Mae I Pool 4% 9/15/2041	44,461	43,068
Ginnie Mae I Pool 4% 9/15/2041	4,419	4,272
Ginnie Mae I Pool 4.5% 2/15/2040	19,965	19,903
Ginnie Mae I Pool 4.5% 2/15/2040	1,291	1,287
Ginnie Mae I Pool 4.5% 3/15/2040	174,719	174,132
Ginnie Mae I Pool 4.5% 3/15/2040	30,679	30,575
Ginnie Mae I Pool 4.5% 3/15/2040	17,089	17,025
Ginnie Mae I Pool 4.5% 3/15/2041	50,270	50,047
Ginnie Mae I Pool 4.5% 5/15/2039	1,962	1,956
Ginnie Mae I Pool 4.5% 5/15/2040	60,645	60,434
Ginnie Mae I Pool 4.5% 6/15/2040	104,103	103,736
Ginnie Mae I Pool 4.5% 6/15/2040	81,597	81,212
Ginnie Mae I Pool 4.5% 6/15/2040	80,862	80,584
Ginnie Mae I Pool 4.5% 6/15/2040	80,589	80,315
Ginnie Mae I Pool 4.5% 6/15/2040	54,326	54,128
Ginnie Mae I Pool 4.5% 6/15/2040	26,491	26,402
Ginnie Mae I Pool 4.5% 6/15/2040	17,130	17,068
Ginnie Mae I Pool 4.5% 6/15/2041	271,812	270,709
Ginnie Mae I Pool 4.5% 7/15/2040	83,001	82,712
Ginnie Mae I Pool 4.5% 7/15/2040	82,865	82,583
Ginnie Mae I Pool 4.5% 7/15/2040	55,088	54,899
Ginnie Mae I Pool 4.5% 7/15/2040	41,246	41,109
Ginnie Mae I Pool 4.5% 7/15/2040	32,090	31,978
Ginnie Mae I Pool 4.5% 7/15/2040	22,954	22,871
Ginnie Mae I Pool 4.5% 7/15/2040	4,310	4,292
Ginnie Mae I Pool 4.5% 8/15/2039	118,525	118,123
Ginnie Mae I Pool 4.5% 8/15/2039	73,365	73,140
Ginnie Mae I Pool 4.5% 8/15/2040	32,657	32,541
Ginnie Mae I Pool 4.5% 8/15/2040	7,743	7,725
Ginnie Mae I Pool 5% 11/15/2039	31,944	32,436
Ginnie Mae I Pool 5% 11/15/2039	21,707	22,051
Ginnie Mae I Pool 5% 4/15/2040	70,123	71,227
Ginnie Mae I Pool 5% 4/15/2040	26,802	27,226
Ginnie Mae I Pool 5% 4/20/2048	106,101	107,658
Ginnie Mae I Pool 5% 5/15/2039	19,771	20,079
Ginnie Mae I Pool 5% 6/15/2040	216,346	219,764
Ginnie Mae I Pool 5% 6/15/2040	10,192	10,354
Ginnie Mae I Pool 5% 6/15/2041	8,855	8,991
Ginnie Mae I Pool 5% 7/15/2039	26,974	27,395
Ginnie Mae I Pool 5% 7/15/2040	16,182	16,439
Ginnie Mae I Pool 5% 7/15/2040	2,179	2,214
Ginnie Mae I Pool 5% 9/15/2039	17,436	17,709
Ginnie Mae I Pool 5.5% 12/15/2038	1,022	1,051
Ginnie Mae I Pool 5.5% 9/15/2039	49,319	50,803
Ginnie Mae I Pool 6.5% 10/15/2034	18,629	19,369
Ginnie Mae I Pool 6.5% 7/15/2036	321	337
Ginnie Mae I Pool 7% 1/15/2026	9	8
Ginnie Mae I Pool 7% 1/15/2028	20	19
Ginnie Mae I Pool 7% 10/15/2028	212	215
Ginnie Mae I Pool 7% 12/15/2027	98	99
Ginnie Mae I Pool 7% 12/15/2031	1,037	1,072
Ginnie Mae I Pool 7% 2/15/2028	97	98
Ginnie Mae I Pool 7% 3/15/2028	52	52
Ginnie Mae I Pool 7% 4/20/2032	20,901	21,750
Ginnie Mae I Pool 7% 5/15/2028	63	64
Ginnie Mae I Pool 7% 5/15/2029	1,095	1,118
Ginnie Mae I Pool 7% 7/15/2028	513	520
Ginnie Mae I Pool 7% 7/15/2028	222	226
Ginnie Mae I Pool 7% 7/15/2029	85	87
Ginnie Mae I Pool 7% 7/15/2029	15	14
Ginnie Mae I Pool 7% 8/15/2028	169	171
Ginnie Mae I Pool 7% 8/15/2029	112	115
Ginnie Mae I Pool 7% 9/15/2028	4,663	4,741
Ginnie Mae I Pool 7% 9/15/2028	939	947
Ginnie Mae I Pool 7% 9/15/2028	57	58
Ginnie Mae I Pool 7% 9/15/2028	8	7
Ginnie Mae I Pool 7.5% 10/15/2028	487	500
Ginnie Mae I Pool 7.5% 11/15/2027	59	60
Ginnie Mae I Pool 7.5% 11/15/2029	667	692
Ginnie Mae I Pool 7.5% 12/15/2026	10	9
Ginnie Mae I Pool 7.5% 12/15/2028	442	448
Ginnie Mae I Pool 7.5% 3/15/2028	262	266
Ginnie Mae I Pool 7.5% 4/15/2028	255	261
Ginnie Mae I Pool 7.5% 4/15/2028	40	40
Ginnie Mae I Pool 7.5% 7/15/2029	4,451	4,607
Ginnie Mae I Pool 7.5% 9/15/2027	22	22
Ginnie Mae I Pool 7.5% 9/15/2028	288	295
Ginnie Mae I Pool 8% 10/15/2025	4	3
Ginnie Mae I Pool 8.5% 10/15/2028	708	719
Ginnie Mae I Pool 8.5% 11/15/2027	382	387
Ginnie Mae II Pool 2% 1/20/2051	8,822,480	7,226,761
Ginnie Mae II Pool 2% 10/1/2055 (k)	29,200,000	23,898,025
Ginnie Mae II Pool 2% 10/20/2050	13,869,640	11,358,876
Ginnie Mae II Pool 2% 11/20/2050	4,700,770	3,850,543
Ginnie Mae II Pool 2% 12/20/2050	7,698,007	6,303,867
Ginnie Mae II Pool 2% 2/20/2051	1,393,824	1,141,724
Ginnie Mae II Pool 2% 4/20/2051	214,852	175,992
Ginnie Mae II Pool 2% 8/20/2051	436,219	357,184
Ginnie Mae II Pool 2% 9/1/2055 (k)	79,350,000	64,957,561
Ginnie Mae II Pool 2% 9/20/2050	1,404,955	1,151,280
Ginnie Mae II Pool 2% 9/20/2051	38,060	31,182
Ginnie Mae II Pool 2.5% 12/20/2051	89,966	76,658
Ginnie Mae II Pool 2.5% 9/1/2055 (k)	41,950,000	35,732,960
Ginnie Mae II Pool 3% 1/20/2032	540,161	527,071
Ginnie Mae II Pool 3% 10/1/2055 (k)	15,350,000	13,591,851
Ginnie Mae II Pool 3% 10/20/2031	177,873	173,645
Ginnie Mae II Pool 3% 11/20/2031	189,691	185,094
Ginnie Mae II Pool 3% 12/20/2031	288,002	281,090
Ginnie Mae II Pool 3% 12/20/2046	1,150,226	1,033,138
Ginnie Mae II Pool 3% 2/20/2031	23,118	22,619
Ginnie Mae II Pool 3% 3/20/2031	46,649	45,619
Ginnie Mae II Pool 3% 3/20/2050	800,961	711,667
Ginnie Mae II Pool 3% 4/20/2031	174,017	170,177
Ginnie Mae II Pool 3% 4/20/2052	4,959,803	4,395,632
Ginnie Mae II Pool 3% 5/20/2031	371,860	363,562
Ginnie Mae II Pool 3% 5/20/2052	14,316,516	12,688,029
Ginnie Mae II Pool 3% 7/20/2031	4,846	4,734
Ginnie Mae II Pool 3% 8/20/2031	56,826	55,516
Ginnie Mae II Pool 3% 9/1/2055 (k)	30,700,000	27,194,496
Ginnie Mae II Pool 3% 9/20/2031	22,832	22,300
Ginnie Mae II Pool 3.5% 1/20/2044	11,028	10,265
Ginnie Mae II Pool 3.5% 10/20/2041	4,642	4,356
Ginnie Mae II Pool 3.5% 11/20/2041	176,634	165,776
Ginnie Mae II Pool 3.5% 11/20/2043	4,185	3,902
Ginnie Mae II Pool 3.5% 2/20/2043	145,661	136,177
Ginnie Mae II Pool 3.5% 3/20/2043	110,924	103,674
Ginnie Mae II Pool 3.5% 4/20/2043	177,489	165,846
Ginnie Mae II Pool 3.5% 4/20/2044	2,098	1,950
Ginnie Mae II Pool 3.5% 4/20/2046	12,058	11,128
Ginnie Mae II Pool 3.5% 5/20/2043	29,515	27,454
Ginnie Mae II Pool 3.5% 5/20/2046	22,721	20,968
Ginnie Mae II Pool 3.5% 5/20/2046	5,764	5,319
Ginnie Mae II Pool 3.5% 8/20/2043	10,318	9,630
Ginnie Mae II Pool 3.5% 9/20/2040	4,950	4,655
Ginnie Mae II Pool 3.5% 9/20/2043	28,390	26,480
Ginnie Mae II Pool 4% 1/20/2041	731,265	708,781
Ginnie Mae II Pool 4% 1/20/2046	18,888	18,064
Ginnie Mae II Pool 4% 10/20/2040	296,338	287,291
Ginnie Mae II Pool 4% 10/20/2041	346,110	334,969
Ginnie Mae II Pool 4% 11/20/2040	166,725	161,617
Ginnie Mae II Pool 4% 11/20/2044	403,461	387,396
Ginnie Mae II Pool 4% 12/20/2040	2,274	2,204
Ginnie Mae II Pool 4% 12/20/2044	10,957	10,520
Ginnie Mae II Pool 4% 12/20/2045	24,341	23,278
Ginnie Mae II Pool 4% 2/20/2041	49,575	48,043
Ginnie Mae II Pool 4% 3/20/2041	39,259	38,045
Ginnie Mae II Pool 4% 6/20/2045	1,065,527	1,021,909
Ginnie Mae II Pool 4% 7/20/2033	5,671	5,575
Ginnie Mae II Pool 4% 7/20/2044	59,179	56,869
Ginnie Mae II Pool 4% 8/20/2041	7,319	7,084
Ginnie Mae II Pool 4% 8/20/2043	21,788	21,005
Ginnie Mae II Pool 4% 8/20/2044	26,246	25,217
Ginnie Mae II Pool 4% 8/20/2045	260,438	249,581
Ginnie Mae II Pool 4% 8/20/2048	1,094,819	1,039,823
Ginnie Mae II Pool 4% 9/20/2040	230,996	223,934
Ginnie Mae II Pool 4.5% 10/1/2055 (k)	17,775,000	17,105,785
Ginnie Mae II Pool 4.5% 11/20/2039	1,526	1,519
Ginnie Mae II Pool 4.5% 11/20/2040	118,607	117,996
Ginnie Mae II Pool 4.5% 2/20/2041	94,545	94,049
Ginnie Mae II Pool 4.5% 3/20/2041	9,355	9,306
Ginnie Mae II Pool 4.5% 3/20/2046	3,456	3,429
Ginnie Mae II Pool 4.5% 4/20/2035	6,173	6,158
Ginnie Mae II Pool 4.5% 4/20/2055	11,157,596	10,743,674
Ginnie Mae II Pool 4.5% 5/20/2040	10,158	10,109
Ginnie Mae II Pool 4.5% 5/20/2041	125,881	125,209
Ginnie Mae II Pool 4.5% 5/20/2042	8,801	8,754
Ginnie Mae II Pool 4.5% 6/20/2041	5,289	5,260
Ginnie Mae II Pool 4.5% 9/1/2055 (k)	7,000,000	6,739,737
Ginnie Mae II Pool 4.5% 9/20/2039	2,867	2,854
Ginnie Mae II Pool 4.5% 9/20/2040	51,427	51,166
Ginnie Mae II Pool 5% 10/1/2055 (k)	20,000,000	19,770,998
Ginnie Mae II Pool 5% 12/20/2054	1,854,432	1,835,144
Ginnie Mae II Pool 5% 12/20/2054	1,643,693	1,628,779
Ginnie Mae II Pool 5% 5/20/2055	15,828,439	15,663,804
Ginnie Mae II Pool 5% 9/1/2055 (k)	40,000,000	39,573,248
Ginnie Mae II Pool 5.5% 10/1/2055 (k)	35,000,000	35,226,762
Ginnie Mae II Pool 5.5% 12/20/2054	1,467,048	1,478,615
Ginnie Mae II Pool 5.5% 9/1/2055 (k)	70,000,000	70,516,412
Ginnie Mae II Pool 6% 10/1/2055 (k)	24,175,000	24,634,695
Ginnie Mae II Pool 6% 12/20/2054	1,824,825	1,860,716
Ginnie Mae II Pool 6% 9/1/2055 (k)	56,325,000	57,448,847
Ginnie Mae II Pool 6.5% 5/20/2055	7,185,584	7,401,246
Ginnie Mae II Pool 7% 2/20/2032	6,420	6,690
Ginnie Mae II Pool 7% 3/20/2032	3,134	3,268
Uniform Mortgage Backed Securities 2% 10/1/2055 (k)	93,075,000	73,914,646
Uniform Mortgage Backed Securities 2% 9/1/2055 (k)	144,875,000	115,028,490
Uniform Mortgage Backed Securities 2.5% 10/1/2055 (k)	19,100,000	15,858,969
Uniform Mortgage Backed Securities 2.5% 9/1/2055 (k)	27,850,000	23,120,939
Uniform Mortgage Backed Securities 3.5% 10/1/2055 (k)	1,050,000	948,322
Uniform Mortgage Backed Securities 3.5% 9/1/2055 (k)	3,150,000	2,846,197
Uniform Mortgage Backed Securities 4% 9/1/2055 (k)	5,600,000	5,226,594
Uniform Mortgage Backed Securities 4.5% 9/1/2055 (k)	5,450,000	5,242,219
Uniform Mortgage Backed Securities 5.5% 9/1/2055 (k)	27,600,000	27,761,719
Uniform Mortgage Backed Securities 6% 10/1/2055 (k)	2,600,000	2,654,234
Uniform Mortgage Backed Securities 6% 9/1/2055 (k)	8,325,000	8,505,809
Uniform Mortgage Backed Securities 6.5% 9/1/2055 (k)	30,100,000	31,189,948
TOTAL UNITED STATES		1,598,989,048
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,589,054,779)		1,598,989,048

U.S. Treasury Obligations - 3.4%
	Yield (%) (l)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.625% 11/15/2044	4.61 to 5.12	17,450,000	16,927,863
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.58 to 2.66	3,863,992	3,657,156
US Treasury Notes 3.875% 8/15/2034	3.66 to 3.85	10,000,000	9,804,688
US Treasury Notes 4.75% 2/15/2045	4.78 to 4.96	13,580,000	13,378,422
TOTAL U.S. TREASURY OBLIGATIONS (Cost $44,259,661)			43,768,129

Money Market Funds - 2.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (m) (Cost $36,308,947)	4.36	36,301,687	36,308,947

Purchased Swaptions - 0.3%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.1%
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.94% and receive annually a floating rate based on US SOFR Index, expiring March 2035	3/21/2030	4,900,000	176,354
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.9025% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/14/2026	2,050,000	31,865
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.025% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/23/2030	4,350,000	153,348
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.075% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	5,670,000	194,956
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.08% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	5,240,000	179,618
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.03% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/25/2030	7,400,000	260,051
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.95% and receive annually a floating rate based on US SOFR Index, expiring May 2035	4/29/2030	5,370,000	196,889
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	1,810,000	62,898
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/7/2030	3,550,000	127,108
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.9% and receive annually a floating rate based on US SOFR Index, expiring July 2036	7/8/2026	11,000,000	223,373
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.8% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/10/2026	3,370,000	85,775
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.804% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/25/2026	6,760,000	176,113

TOTAL PUT SWAPTIONS			1,868,348
Call Swaptions - 0.2%
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.94% and pay annually a floating rate based on US SOFR Index, expiring March 2035	3/21/2030	4,900,000	157,980
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.9025% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/14/2026	2,050,000	63,733
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.025% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/23/2030	4,350,000	148,768
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 4.075% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	5,670,000	199,880
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.08% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	5,240,000	185,186
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.03% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/25/2030	7,400,000	253,027
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.95% and pay annually a floating rate based on US SOFR Index, expiring May 2035	4/29/2030	5,370,000	174,965
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.065% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	1,810,000	63,385
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/7/2030	3,550,000	120,315
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.9% and pay annually a floating rate based on US SOFR Index, expiring July 2036	7/8/2026	11,000,000	369,093
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.8% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/10/2026	3,370,000	99,721
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.804% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/25/2026	6,760,000	203,188

TOTAL CALL SWAPTIONS			2,039,241
TOTAL PURCHASED SWAPTIONS (Cost $4,448,026)			3,907,589

TOTAL INVESTMENT IN SECURITIES - 158.0% (Cost $2,025,752,592)	2,040,600,211
NET OTHER ASSETS (LIABILITIES) - (58.0)%	(748,611,372)
NET ASSETS - 100.0%	1,291,988,839

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 9/1/2055	(58,400,000)	(47,807,455)
Ginnie Mae II Pool 3% 9/1/2055	(30,700,000)	(27,194,496)
Ginnie Mae II Pool 4.5% 9/1/2055	(17,775,000)	(17,114,117)
Ginnie Mae II Pool 5% 9/1/2055	(40,000,000)	(39,573,248)
Ginnie Mae II Pool 5.5% 9/1/2055	(70,000,000)	(70,516,411)
Ginnie Mae II Pool 6% 9/1/2055	(46,900,000)	(47,835,791)
Uniform Mortgage Backed Securities 2% 9/1/2055	(143,850,000)	(114,214,656)
Uniform Mortgage Backed Securities 2.5% 9/1/2055	(27,850,000)	(23,120,939)
Uniform Mortgage Backed Securities 3% 9/1/2055	(2,500,000)	(2,166,016)
Uniform Mortgage Backed Securities 3.5% 9/1/2055	(2,750,000)	(2,484,775)
Uniform Mortgage Backed Securities 4% 10/1/2055	(1,400,000)	(1,306,156)
Uniform Mortgage Backed Securities 4% 9/1/2055	(5,600,000)	(5,226,594)
Uniform Mortgage Backed Securities 4.5% 9/1/2055	(5,450,000)	(5,242,219)
Uniform Mortgage Backed Securities 5% 9/1/2055	(1,400,000)	(1,380,695)
Uniform Mortgage Backed Securities 5.5% 9/1/2055	(6,000,000)	(6,035,156)
Uniform Mortgage Backed Securities 6% 9/1/2055	(5,200,000)	(5,312,938)
Uniform Mortgage Backed Securities 6.5% 9/1/2055	(7,200,000)	(7,460,718)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(423,992,380)

TOTAL TBA SALE COMMITMENTS (Proceeds $421,655,832)		(423,992,380)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2Y US Treasury Notes Contracts (United States)	629	12/31/2025	131,200,555	240,504	240,504
CBOT US Treasury Long Bond Contracts (United States)	131	12/19/2025	14,974,938	73,170	73,170
CBOT US Treasury Ultra Bond Contracts (United States)	8	12/19/2025	931,500	(3,562)	(3,562)

TOTAL PURCHASED					310,112

Sold

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	355	12/19/2025	39,943,047	(228,086)	(228,086)
CBOT 5Y US Treasury Notes Contracts (United States)	324	12/31/2025	35,478,000	(175,213)	(175,213)

TOTAL SOLD					(403,299)

TOTAL FUTURES CONTRACTS					(93,187)
The notional amount of futures purchased as a percentage of Net Assets is 11.5%
The notional amount of futures sold as a percentage of Net Assets is 5.8%

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly	550,000	87,950	(152,415)	(64,465)
CMBX BBB- Series 16 Index		4/17/2065	JPMorgan Securities LLC	(3%)	Monthly	360,000	57,567	(98,615)	(41,048)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly	180,000	28,784	(41,897)	(13,113)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	710,000	113,535	(165,020)	(51,485)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly	50,000	7,995	(10,822)	(2,827)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly	120,000	19,189	(31,992)	(12,803)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	120,000	19,189	(27,522)	(8,333)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	80,000	12,793	(17,856)	(5,063)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	31,982	(37,638)	(5,656)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	145,000	23,187	(23,694)	(507)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly	35,000	5,597	(5,601)	(4)
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	13,293	(7,602)	5,691
CMBX BBB- Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(3%)	Monthly	300,000	19,940	(11,732)	8,208
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly	300,000	19,940	(11,558)	8,382
CMBX BBB- Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(3%)	Monthly	100,000	6,647	(3,853)	2,794
CMBX BBB- Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(3%)	Monthly	600,000	39,880	(21,718)	18,162
CMBX BB Series 18 Index		12/17/2057	JPMorgan Securities LLC	(5%)	Monthly	100,000	11,793	(6,625)	5,168
CMBX BBB- Series 18 Index		12/17/2057	JPMorgan Securities LLC	(3%)	Monthly	200,000	13,293	(9,864)	3,429
CMBX BBB Series 15 Index		11/18/2064	Citigroup Global Markets Ltd	(3%)	Monthly	100,000	14,122	(15,942)	(1,820)
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly	800,000	53,173	(85,003)	(31,830)
CMBX BB Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(5%)	Monthly	100,000	11,793	(14,834)	(3,041)
CMBX BB Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	100,000	11,793	(14,647)	(2,854)

TOTAL BUY PROTECTION							623,435	(816,450)	(193,015)
Sell Protection
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	700,000	(9,395)	17,041	7,646
CMBX AAA Series 17 Index	NR	12/15/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	1,300,000	(17,449)	20,727	3,278
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	1,800,000	(24,160)	23,082	(1,078)
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	2,400,000	(32,213)	31,777	(436)
CMBX AAA Series 17 Index	NR	12/15/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	3,000,000	(40,266)	44,968	4,702
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	1,800,000	(24,160)	33,452	9,292
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly	1,200,000	(16,106)	21,668	5,562
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly	800,000	(10,738)	21,671	10,933
CMBX AAA Series 16 Index	NR	4/17/2065	Goldman Sachs & Co LLC	0.5%	Monthly	9,999	(83)	122	39
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	4,600,000	(61,741)	78,787	17,046
CMBX BBB- Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	3%	Monthly	100,000	(12,610)	12,689	79
CMBX BBB- Series 17 Index	NR	12/15/2056	JPMorgan Securities LLC	3%	Monthly	100,000	(12,732)	12,765	33

TOTAL SELL PROTECTION							(261,653)	318,749	57,096
TOTAL CREDIT DEFAULT SWAPS							361,782	(497,701)	(135,919)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(3)	Annual	3.75%	Annual	LCH	9/17/2032	12,290,000	(214,433)	93,723	(120,710)
U.S. SOFR Index(3)	Annual	3.75%	Annual	LCH	9/17/2028	93,495,000	(1,264,570)	431,987	(832,583)
U.S. SOFR Index(3)	Annual	3.75%	Annual	LCH	9/17/2027	60,087,000	(454,276)	171,483	(282,793)
U.S. SOFR Index(3)	Annual	3.75%	Annual	LCH	9/17/2029	43,600,000	(765,630)	250,801	(514,829)
U.S. SOFR Index(3)	Annual	3.75%	Annual	LCH	9/17/2045	16,481,000	749,787	(853,402)	(103,615)
TOTAL INTEREST RATE SWAPS							(1,949,122)	94,592	(1,854,530)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Notional amount is stated in U.S. Dollars unless otherwise noted.
(3)Represents floating rate.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $122,186,687 or 9.5% of net assets.

(c)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(h)	Level 3 security
(i)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $5,687,238.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,104,443.
(k)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(l)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	10,101,950	806,583,547	780,376,550	1,626,498	-	-	36,308,947	36,301,687	0.1%
Total	10,101,950	806,583,547	780,376,550	1,626,498	-	-	36,308,947

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	36,958,662	-	36,958,662	-

Collateralized Mortgage Obligations	149,815,629	-	149,815,623	6

Commercial Mortgage Securities	170,852,207	-	168,502,407	2,349,800

U.S. Government Agency - Mortgage Securities	1,598,989,048	-	1,598,989,048	-

U.S. Treasury Obligations	43,768,129	-	43,768,129	-

Money Market Funds	36,308,947	36,308,947	-	-

Purchased Swaptions	3,907,589	-	3,907,589	-
Total Investments in Securities:	2,040,600,211	36,308,947	2,001,941,458	2,349,806
Derivative Instruments:

Assets
Futures Contracts	313,674	313,674	-	-
Swaps	1,373,222	-	1,373,222	-
Total Assets	1,686,896	313,674	1,373,222	-

Liabilities
Futures Contracts	(406,861)	(406,861)	-	-
Swaps	(2,960,562)	-	(2,960,562)	-
Total Liabilities	(3,367,423)	(406,861)	(2,960,562)	-
Total Derivative Instruments:	(1,680,527)	(93,187)	(1,587,340)	-
Other Financial Instruments:

TBA Sale Commitments	(423,992,380)	-	(423,992,380)	-
Total Other Financial Instruments:	(423,992,380)	-	(423,992,380)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	623,435	(261,653)
Total Credit Risk	623,435	(261,653)
Interest Rate Risk
Futures Contracts (b)	313,674	(406,861)
Purchased Swaptions (c)	3,907,589	-
Swaps (d)	749,787	(2,698,909)
Total Interest Rate Risk	4,971,050	(3,105,770)
Total Value of Derivatives	5,594,485	(3,367,423)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(c)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
(d)For centrally cleared swaps, reflects gross value as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,989,443,645)	$2,004,291,264
Fidelity Central Funds (cost $36,308,947)	36,308,947

Total Investment in Securities (cost $2,025,752,592)		$2,040,600,211
Cash		2,369
Receivable for investments sold		50,278
Receivable for TBA sale commitments		421,655,832
Receivable for swaps		12,766
Receivable for fund shares sold		565,207
Interest receivable		4,071,474
Distributions receivable from Fidelity Central Funds		69,789
Receivable for daily variation margin on futures contracts		12,965
Receivable for daily variation margin on centrally cleared swaps		36,831
Bi-lateral OTC swaps, at value		623,435
Prepaid expenses		1,538
Total assets		2,467,702,695
Liabilities
Payable for investments purchased
Regular delivery	$4,448,027
Delayed delivery	744,918,824
TBA sale commitments, at value	423,992,380
Payable for fund shares redeemed	1,013,129
Distributions payable	622,156
Bi-lateral OTC swaps, at value	261,653
Accrued management fee	301,009
Other payables and accrued expenses	156,678
Total liabilities		1,175,713,856
Net Assets		$1,291,988,839
Net Assets consist of:
Paid in capital		$1,295,118,690
Total accumulated earnings (loss)		(3,129,851)
Net Assets		$1,291,988,839
Net Asset Value, offering price and redemption price per share ($1,291,988,839 ÷ 130,794,554 shares)		$9.88
Statement of Operations
Year ended August 31, 2025
Investment Income
Interest		$64,248,272
Income from Fidelity Central Funds		1,626,498
Total income		65,874,770
Expenses
Management fee	$3,691,783
Custodian fees and expenses	54,527
Independent trustees' fees and expenses	3,344
Registration fees	101,127
Audit fees	102,522
Legal	1,136
Miscellaneous	54,440
Total expenses before reductions	4,008,879
Expense reductions	(3,106)
Total expenses after reductions		4,005,773
Net Investment income (loss)		61,868,997
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(694,983)
Futures contracts	(1,811,353)
Swaps	3,662,839
Written options	121,136
Total net realized gain (loss)		1,277,639
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(25,588,170)
Futures contracts	(592,829)
Swaps	1,217,488
TBA sale commitments	(36,113)
Total change in net unrealized appreciation (depreciation)		(24,999,624)
Net gain (loss)		(23,721,985)
Net increase (decrease) in net assets resulting from operations		$38,147,012
Statement of Changes in Net Assets

	Year ended August 31, 2025	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$61,868,997	$60,820,298
Net realized gain (loss)	1,277,639	(12,612,994)
Change in net unrealized appreciation (depreciation)	(24,999,624)	47,378,283
Net increase (decrease) in net assets resulting from operations	38,147,012	95,585,587
Distributions to shareholders	(65,330,459)	(59,865,698)

Share transactions
Proceeds from sales of shares	379,402,565	1,111,502,202
Reinvestment of distributions	58,347,333	56,946,077
Cost of shares redeemed	(689,998,764)	(484,591,556)

Net increase (decrease) in net assets resulting from share transactions	(252,248,866)	683,856,723
Total increase (decrease) in net assets	(279,432,313)	719,576,612

Net Assets
Beginning of period	1,571,421,152	851,844,540
End of period	$1,291,988,839	$1,571,421,152

Other Information
Shares
Sold	38,649,602	113,165,584
Issued in reinvestment of distributions	5,948,822	5,863,968
Redeemed	(70,459,693)	(49,852,837)
Net increase (decrease)	(25,861,269)	69,176,715

Financial Highlights
Fidelity® SAI Investment Grade Securitized Fund

Years ended August 31,	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.03	$9.74	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.463	.452	.126
Net realized and unrealized gain (loss)	(.123)	.287	(.267)
Total from investment operations	.340	.739	(.141)
Distributions from net investment income	(.490)	(.449)	(.119)
Total distributions	(.490)	(.449)	(.119)
Net asset value, end of period	$9.88	$10.03	$9.74
Total Return D,E	3.55%	7.85%	(1.42)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.31%	.32%	.39% H,I,J
Expenses net of fee waivers, if any	.31%	.31%	.35% J
Expenses net of all reductions, if any	.31%	.31%	.35% J
Net investment income (loss)	4.72%	4.67%	4.51% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,291,989	$1,571,421	$851,845
Portfolio turnover rate K	715%	848%	280% L,M

AFor the period May 17, 2023 (commencement of operations) through August 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAudit fees are not annualized.
IProxy expenses are not annualized.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
MAmount not annualized.
Notes to Financial Statements

For the period ended August 31, 2025

1. Organization.
Fidelity SAI Investment Grade Securitized Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$14,840,934
Gross unrealized depreciation	(6,366,177)
Net unrealized appreciation (depreciation)	$8,474,757
Tax Cost	$2,028,202,873

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$-
Capital loss carryforward	$(11,436,596)
Net unrealized appreciation (depreciation) on securities and other investments	$8,474,757

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(8,280,718)
Long-term	(3,155,878)
Total capital loss carryforward	$(11,436,596)

The tax character of distributions paid was as follows:

	August 31, 2025	August 31, 2024
Ordinary Income	$65,330,459	$ 59,865,698

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity SAI Investment Grade Securitized Fund
Credit Risk
Swaps	(370,161)	464,688
Total Credit Risk	(370,161)	464,688
Interest Rate Risk
Futures Contracts	(1,811,353)	(592,829)
Purchased Options	(1,368,749)	(244,372)
Written Options	121,136	-
Swaps	4,033,000	752,800
Total Interest Rate Risk	974,034	(84,401)
Totals	603,873	380,287

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity SAI Investment Grade Securitized Fund	167,310,526

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

	Type	Average Notional Amount ($)
Fidelity SAI Investment Grade Securitized Fund	Purchased Swaptions	133,156,667

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity SAI Investment Grade Securitized Fund	234,521,163

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Investment Grade Securitized Fund	5,502,126,097	5,730,720,090

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .282% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity SAI Investment Grade Securitized Fund	2,408

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI Investment Grade Securitized Fund	1,925
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $3,106.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity SAI Investment Grade Securitized Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity SAI Investment Grade Securitized Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of August 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the two years in the period then ended and for the period from May 17, 2023 (commencement of operations) through August 31, 2023, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from May 17, 2023 (commencement of operations) through August 31, 2023, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 16, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 3.59% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $62,802,690 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9908921.102
IVG-ANN-1025

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	October 23, 2025